UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07989

TCW Metropolitan West Funds

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW MetWest High Yield Bond Fund

Class I: MWHIX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$62	0.60%

How did the Fund perform last year and what affected its performance?

Excluding the impact of fees, underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven primarily by issue selection. Holdings within the communications sector produced the largest headwind as media entertainment issuers faced volatile merger & acquisition headlines and borrowers in the cable/satellite industry contended with restructuring challenges. Issue selection among consumer non-cyclical industries further detracted from performance, particularly within healthcare, where rising medical costs and ongoing challenges related to Medicaid reimbursement pressured results across the industry. The Fund's position in an underperforming automotive parts supplier created additional drag on the Fund's performance. Later in the period, technology issuers also came under pressure given fears of artificial intelligence-related obsolescence, further weighing on relative returns. Favorable issue selection among recycled metal and glass packaging names, however, helped modestly offset the Fund's negative overall issue selection. Meanwhile, sector allocation decisions were additive given a focus on sectors that traditionally withstand cyclical volatility like communications and consumer non-cyclicals, both of which outperformed the Index. Finally, a dynamic allocation to the energy sector contributed to relative returns as the initial underweight helped insulate returns from the spread widening early in the period, before the subsequent shift to an overweight benefitted Fund returns given robust sector performance alongside rising energy prices.

Fund Performance

Table Summary
	Class I	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
03/2016	$10,000	$10,000	$10,000
04/2016	$10,173	$10,068	$10,392
05/2016	$10,238	$10,076	$10,456
06/2016	$10,285	$10,253	$10,552
07/2016	$10,388	$10,338	$10,837
08/2016	$10,536	$10,349	$11,064
09/2016	$10,582	$10,351	$11,138
10/2016	$10,613	$10,283	$11,181
11/2016	$10,584	$10,052	$11,128
12/2016	$10,725	$10,082	$11,333
01/2017	$10,806	$10,117	$11,497
02/2017	$10,928	$10,195	$11,665
03/2017	$10,962	$10,192	$11,639
04/2017	$11,041	$10,276	$11,773
05/2017	$11,134	$10,356	$11,875
06/2017	$11,167	$10,347	$11,891
07/2017	$11,259	$10,398	$12,023
08/2017	$11,281	$10,488	$12,018
09/2017	$11,347	$10,451	$12,126
10/2017	$11,380	$10,464	$12,177
11/2017	$11,379	$10,448	$12,146
12/2017	$11,408	$10,494	$12,183
01/2018	$11,446	$10,393	$12,256
02/2018	$11,364	$10,294	$12,152
03/2018	$11,320	$10,346	$12,079
04/2018	$11,359	$10,277	$12,157
05/2018	$11,367	$10,333	$12,154
06/2018	$11,386	$10,318	$12,203
07/2018	$11,440	$10,340	$12,336
08/2018	$11,495	$10,391	$12,427
09/2018	$11,549	$10,346	$12,496
10/2018	$11,447	$10,260	$12,296
11/2018	$11,441	$10,306	$12,190
12/2018	$11,303	$10,467	$11,929
01/2019	$11,743	$10,612	$12,468
02/2019	$11,884	$10,623	$12,676
03/2019	$11,968	$10,815	$12,795
04/2019	$12,140	$10,830	$12,977
05/2019	$12,139	$10,996	$12,823
06/2019	$12,359	$11,151	$13,115
07/2019	$12,430	$11,185	$13,189
08/2019	$12,488	$11,438	$13,242
09/2019	$12,518	$11,388	$13,290
10/2019	$12,573	$11,425	$13,327
11/2019	$12,563	$11,423	$13,370
12/2019	$12,721	$11,440	$13,637
01/2020	$12,764	$11,645	$13,641
02/2020	$12,755	$11,819	$13,449
03/2020	$11,991	$11,588	$11,908
04/2020	$12,574	$11,821	$12,447
05/2020	$12,933	$11,931	$12,991
06/2020	$13,031	$12,031	$13,115
07/2020	$13,547	$12,242	$13,725
08/2020	$13,656	$12,171	$13,857
09/2020	$13,543	$12,149	$13,715
10/2020	$13,601	$12,106	$13,783
11/2020	$14,012	$12,264	$14,329
12/2020	$14,213	$12,306	$14,599
01/2021	$14,268	$12,229	$14,647
02/2021	$14,266	$12,071	$14,701
03/2021	$14,216	$11,931	$14,723
04/2021	$14,353	$12,031	$14,883
05/2021	$14,399	$12,077	$14,927
06/2021	$14,537	$12,165	$15,126
07/2021	$14,567	$12,287	$15,183
08/2021	$14,641	$12,279	$15,262
09/2021	$14,695	$12,174	$15,261
10/2021	$14,645	$12,164	$15,233
11/2021	$14,498	$12,179	$15,084
12/2021	$14,726	$12,171	$15,366
01/2022	$14,364	$11,904	$14,947
02/2022	$14,163	$11,741	$14,794
03/2022	$14,053	$11,426	$14,626
04/2022	$13,547	$11,000	$14,106
05/2022	$13,468	$11,061	$14,139
06/2022	$12,665	$10,840	$13,187
07/2022	$13,395	$11,112	$13,964
08/2022	$13,185	$10,823	$13,643
09/2022	$12,603	$10,357	$13,102
10/2022	$12,883	$10,243	$13,442
11/2022	$13,093	$10,625	$13,733
12/2022	$13,071	$10,589	$13,648
01/2023	$13,548	$10,918	$14,168
02/2023	$13,333	$10,649	$13,987
03/2023	$13,495	$10,899	$14,135
04/2023	$13,594	$10,966	$14,277
05/2023	$13,476	$10,852	$14,146
06/2023	$13,623	$10,835	$14,383
07/2023	$13,791	$10,846	$14,582
08/2023	$13,794	$10,781	$14,624
09/2023	$13,643	$10,524	$14,449
10/2023	$13,481	$10,365	$14,280
11/2023	$14,023	$10,832	$14,926
12/2023	$14,509	$11,243	$15,483
01/2024	$14,562	$11,216	$15,482
02/2024	$14,593	$11,082	$15,528
03/2024	$14,713	$11,190	$15,711
04/2024	$14,561	$10,929	$15,564
05/2024	$14,741	$11,110	$15,735
06/2024	$14,870	$11,212	$15,883
07/2024	$15,098	$11,466	$16,192
08/2024	$15,323	$11,635	$16,456
09/2024	$15,499	$11,794	$16,722
10/2024	$15,407	$11,527	$16,632
11/2024	$15,543	$11,648	$16,823
12/2024	$15,460	$11,472	$16,752
01/2025	$15,612	$11,541	$16,980
02/2025	$15,723	$11,780	$17,094
03/2025	$15,643	$11,777	$16,920
04/2025	$15,646	$11,819	$16,916
05/2025	$15,872	$11,759	$17,200
06/2025	$16,134	$11,942	$17,517
07/2025	$16,199	$11,925	$17,596
08/2025	$16,296	$12,068	$17,816
09/2025	$16,379	$12,196	$17,961
10/2025	$16,392	$12,277	$17,989
11/2025	$16,448	$12,351	$18,093
12/2025	$16,514	$12,342	$18,196
01/2026	$16,615	$12,361	$18,288
02/2026	$16,593	$12,549	$18,322
03/2026	$16,484	$12,324	$18,106

This performance line graph shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of Bloomberg U.S. Universal Bond Index and Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap. Performance for other share classes will vary. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph assumes reinvestment of dividends and capital gains. The Fund's past performance is not a good predictor of the Fund's future performance.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class I	5.37%	3.00%	5.12%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.01%	4.22%	6.12%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$384,129,264
  # of Portfolio Holdings322
  Portfolio Turnover Rate100%
  Total Advisory Fees Paid - Net$1,942,493

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	89.8%
Bank Loans	6.1%
Short-Term Investments	1.8%
Common Stock	0.5%
Convertible Corporate Bonds	0.1%
Warrants	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	1.7%
Footnote	Description
Footnote[1]	Less than 0.01%

Top Ten Holdings (as a % of Net Assets)

Table Summary
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.3%
TransDigm, Inc., 6.38%, due 03/01/29	1.1%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.1%
1261229 BC Ltd., 10.00%, due 04/15/32	1.0%
CSC Holdings LLC, 6.50%, due 02/01/29	0.9%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.9%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.9%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	0.8%
Discovery Global Holdings, Inc., 5.05%, due 03/15/42	0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 02/01/33	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Annual Shareholder Report — March 31, 2026

Class I: MWHIX

TSR MWHIX-0326

TCW MetWest High Yield Bond Fund

Class M: MWHYX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$87	0.85%

How did the Fund perform last year and what affected its performance?

Excluding the impact of fees, underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven primarily by issue selection. Holdings within the communications sector produced the largest headwind as media entertainment issuers faced volatile merger & acquisition headlines and borrowers in the cable/satellite industry contended with restructuring challenges. Issue selection among consumer non-cyclical industries further detracted from performance, particularly within healthcare, where rising medical costs and ongoing challenges related to Medicaid reimbursement pressured results across the industry. The Fund's position in an underperforming automotive parts supplier created additional drag on the Fund's performance. Later in the period, technology issuers also came under pressure given fears of artificial intelligence-related obsolescence, further weighing on relative returns. Favorable issue selection among recycled metal and glass packaging names, however, helped modestly offset the Fund's negative overall issue selection. Meanwhile, sector allocation decisions were additive given a focus on sectors that traditionally withstand cyclical volatility like communications and consumer non-cyclicals, both of which outperformed the Index. Finally, a dynamic allocation to the energy sector contributed to relative returns as the initial underweight helped insulate returns from the spread widening early in the period, before the subsequent shift to an overweight benefitted Fund returns given robust sector performance alongside rising energy prices.

Fund Performance

Table Summary
	Class M	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
03/2016	$10,000	$10,000	$10,000
04/2016	$10,181	$10,068	$10,392
05/2016	$10,234	$10,076	$10,456
06/2016	$10,279	$10,253	$10,552
07/2016	$10,379	$10,338	$10,837
08/2016	$10,525	$10,349	$11,064
09/2016	$10,569	$10,351	$11,138
10/2016	$10,608	$10,283	$11,181
11/2016	$10,577	$10,052	$11,128
12/2016	$10,705	$10,082	$11,333
01/2017	$10,783	$10,117	$11,497
02/2017	$10,903	$10,195	$11,665
03/2017	$10,935	$10,192	$11,639
04/2017	$11,023	$10,276	$11,773
05/2017	$11,102	$10,356	$11,875
06/2017	$11,132	$10,347	$11,891
07/2017	$11,221	$10,398	$12,023
08/2017	$11,241	$10,488	$12,018
09/2017	$11,304	$10,451	$12,126
10/2017	$11,335	$10,464	$12,177
11/2017	$11,332	$10,448	$12,146
12/2017	$11,370	$10,494	$12,183
01/2018	$11,393	$10,393	$12,256
02/2018	$11,310	$10,294	$12,152
03/2018	$11,264	$10,346	$12,079
04/2018	$11,312	$10,277	$12,157
05/2018	$11,306	$10,333	$12,154
06/2018	$11,322	$10,318	$12,203
07/2018	$11,374	$10,340	$12,336
08/2018	$11,426	$10,391	$12,427
09/2018	$11,478	$10,346	$12,496
10/2018	$11,385	$10,260	$12,296
11/2018	$11,377	$10,306	$12,190
12/2018	$11,225	$10,467	$11,929
01/2019	$11,661	$10,612	$12,468
02/2019	$11,798	$10,623	$12,676
03/2019	$11,892	$10,815	$12,795
04/2019	$12,047	$10,830	$12,977
05/2019	$12,056	$10,996	$12,823
06/2019	$12,259	$11,151	$13,115
07/2019	$12,340	$11,185	$13,189
08/2019	$12,382	$11,438	$13,242
09/2019	$12,409	$11,388	$13,290
10/2019	$12,461	$11,425	$13,327
11/2019	$12,449	$11,423	$13,370
12/2019	$12,603	$11,440	$13,637
01/2020	$12,656	$11,645	$13,641
02/2020	$12,631	$11,819	$13,449
03/2020	$11,885	$11,588	$11,908
04/2020	$12,460	$11,821	$12,447
05/2020	$12,813	$11,931	$12,991
06/2020	$12,907	$12,031	$13,115
07/2020	$13,402	$12,242	$13,725
08/2020	$13,519	$12,171	$13,857
09/2020	$13,392	$12,149	$13,715
10/2020	$13,446	$12,106	$13,783
11/2020	$13,863	$12,264	$14,329
12/2020	$14,046	$12,306	$14,599
01/2021	$14,097	$12,229	$14,647
02/2021	$14,093	$12,071	$14,701
03/2021	$14,040	$11,931	$14,723
04/2021	$14,186	$12,031	$14,883
05/2021	$14,228	$12,077	$14,927
06/2021	$14,348	$12,165	$15,126
07/2021	$14,389	$12,287	$15,183
08/2021	$14,458	$12,279	$15,262
09/2021	$14,509	$12,174	$15,261
10/2021	$14,443	$12,164	$15,233
11/2021	$14,295	$12,179	$15,084
12/2021	$14,517	$12,171	$15,366
01/2022	$14,157	$11,904	$14,947
02/2022	$13,956	$11,741	$14,794
03/2022	$13,858	$11,426	$14,626
04/2022	$13,357	$11,000	$14,106
05/2022	$13,262	$11,061	$14,139
06/2022	$12,469	$10,840	$13,187
07/2022	$13,199	$11,112	$13,964
08/2022	$12,976	$10,823	$13,643
09/2022	$12,401	$10,357	$13,102
10/2022	$12,673	$10,243	$13,442
11/2022	$12,891	$10,625	$13,733
12/2022	$12,867	$10,589	$13,648
01/2023	$13,319	$10,918	$14,168
02/2023	$13,105	$10,649	$13,987
03/2023	$13,261	$10,899	$14,135
04/2023	$13,371	$10,966	$14,277
05/2023	$13,237	$10,852	$14,146
06/2023	$13,379	$10,835	$14,383
07/2023	$13,541	$10,846	$14,582
08/2023	$13,557	$10,781	$14,624
09/2023	$13,406	$10,524	$14,449
10/2023	$13,244	$10,365	$14,280
11/2023	$13,758	$10,832	$14,926
12/2023	$14,247	$11,243	$15,483
01/2024	$14,296	$11,216	$15,482
02/2024	$14,308	$11,082	$15,528
03/2024	$14,423	$11,190	$15,711
04/2024	$14,271	$10,929	$15,564
05/2024	$14,444	$11,110	$15,735
06/2024	$14,567	$11,212	$15,883
07/2024	$14,804	$11,466	$16,192
08/2024	$15,021	$11,635	$16,456
09/2024	$15,175	$11,794	$16,722
10/2024	$15,097	$11,527	$16,632
11/2024	$15,211	$11,648	$16,823
12/2024	$15,126	$11,472	$16,752
01/2025	$15,272	$11,541	$16,980
02/2025	$15,378	$11,780	$17,094
03/2025	$15,296	$11,777	$16,920
04/2025	$15,296	$11,819	$16,916
05/2025	$15,514	$11,759	$17,200
06/2025	$15,766	$11,942	$17,517
07/2025	$15,844	$11,925	$17,596
08/2025	$15,919	$12,068	$17,816
09/2025	$15,996	$12,196	$17,961
10/2025	$16,005	$12,277	$17,989
11/2025	$16,074	$12,351	$18,093
12/2025	$16,117	$12,342	$18,196
01/2026	$16,213	$12,361	$18,288
02/2026	$16,206	$12,549	$18,322
03/2026	$16,096	$12,324	$18,106

This performance line graph shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of Bloomberg U.S. Universal Bond Index and Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap. Performance for other share classes will vary. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph assumes reinvestment of dividends and capital gains. The Fund's past performance is not a good predictor of the Fund's future performance.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class M	5.23%	2.77%	4.87%
Bloomberg U.S. Universal Bond Index	4.64%	0.65%	2.11%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.01%	4.22%	6.12%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$384,129,264
  # of Portfolio Holdings322
  Portfolio Turnover Rate100%
  Total Advisory Fees Paid - Net$1,942,493

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	89.8%
Bank Loans	6.1%
Short-Term Investments	1.8%
Common Stock	0.5%
Convertible Corporate Bonds	0.1%
Warrants	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	1.7%
Footnote	Description
Footnote[1]	Less than 0.01%

Top Ten Holdings (as a % of Net Assets)

Table Summary
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.3%
TransDigm, Inc., 6.38%, due 03/01/29	1.1%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.1%
1261229 BC Ltd., 10.00%, due 04/15/32	1.0%
CSC Holdings LLC, 6.50%, due 02/01/29	0.9%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.9%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.9%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	0.8%
Discovery Global Holdings, Inc., 5.05%, due 03/15/42	0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 02/01/33	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Annual Shareholder Report — March 31, 2026

Class M: MWHYX

TSR MWHYX-0326

TCW MetWest High Yield Bond Fund

Class I-3: MWHZX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest High Yield Bond Fund (the "Fund") for the period of August 26, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$45Footnote Reference+	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Excluding the impact of fees, underperformance relative to the Bloomberg U.S. Corporate High Yield Index was driven primarily by issue selection. Holdings within the communications sector produced the largest headwind as media entertainment issuers faced volatile merger & acquisition headlines and borrowers in the cable/satellite industry contended with restructuring challenges. Issue selection among consumer non-cyclical industries further detracted from performance, particularly within healthcare, where rising medical costs and ongoing challenges related to Medicaid reimbursement pressured results across the industry. The Fund's position in an underperforming automotive parts supplier created additional drag on the Fund's performance. Later in the period, technology issuers also came under pressure given fears of artificial intelligence-related obsolescence, further weighing on relative returns. Favorable issue selection among recycled metal and glass packaging names, however, helped modestly offset the Fund's negative overall issue selection. Meanwhile, sector allocation decisions were additive given a focus on sectors that traditionally withstand cyclical volatility like communications and consumer non-cyclicals, both of which outperformed the Index. Finally, a dynamic allocation to the energy sector contributed to relative returns as the initial underweight helped insulate returns from the spread widening early in the period, before the subsequent shift to an overweight benefitted Fund returns given robust sector performance alongside rising energy prices.

Fund Performance

Table Summary
	Class I-3	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap
08/26/2025	$10,000	$10,000	$10,000
08/2025	$10,019	$10,120	$10,125
09/2025	$10,069	$10,227	$10,208
10/2025	$10,079	$10,295	$10,224
11/2025	$10,114	$10,357	$10,283
12/2025	$10,144	$10,350	$10,341
01/2026	$10,204	$10,365	$10,394
02/2026	$10,204	$10,523	$10,413
03/2026	$10,133	$10,335	$10,290

This performance line graph shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of Bloomberg U.S. Universal Bond Index and Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap. Performance for other share classes will vary. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph assumes reinvestment of dividends and capital gains. The Fund's past performance is not a good predictor of the Fund's future performance.

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 08/26/25
Class I-3	1.33%
Bloomberg U.S. Universal Bond Index	2.20%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	7.26%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$384,129,264
  # of Portfolio Holdings322
  Portfolio Turnover Rate100%
  Total Advisory Fees Paid - Net$1,942,493

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	89.8%
Bank Loans	6.1%
Short-Term Investments	1.8%
Common Stock	0.5%
Convertible Corporate Bonds	0.1%
Warrants	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	1.7%
Footnote	Description
Footnote[1]	Less than 0.01%

Top Ten Holdings (as a % of Net Assets)

Table Summary
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, due 05/15/27	1.3%
TransDigm, Inc., 6.38%, due 03/01/29	1.1%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	1.1%
1261229 BC Ltd., 10.00%, due 04/15/32	1.0%
CSC Holdings LLC, 6.50%, due 02/01/29	0.9%
PNC Financial Services Group, Inc., 3.40%, due 09/15/26 (5 yr. CMT + 2.595%)	0.9%
American Electric Power Co., Inc., 6.05%, due 03/15/56 (5 yr. CMT + 1.940%)	0.9%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	0.8%
Discovery Global Holdings, Inc., 5.05%, due 03/15/42	0.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 02/01/33	0.8%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest High Yield Bond Fund

Annual Shareholder Report — March 31, 2026

Class I-3: MWHZX

TSR MWHZX-0326

TCW MetWest Investment Grade Credit Fund

Class I: MWIGX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$50	0.49%

How did the Fund perform last year and what affected its performance?

Outperformance relative to the Bloomberg U.S. Intermediate Credit Index was driven by the out-of-benchmark exposure to securitized sectors, a position that was informed by relative value considerations given generally more attractive spread levels versus traditional credit.  Agency mortgage-backed securities (MBS) drove the largest of the securitized impacts as it was among the best-performing fixed income sectors on a duration-adjusted basis, supported by moderating rate volatility and falling risk premiums. Similarly, a position in non-agency commercial mortgage-backed securities (CMBS) contributed given a focus on single-asset, single-borrower (SASB) issues that benefitted from strong sponsorship and investor demand for transparent collateral. Meanwhile, corporate credit was modestly underweight relative to the Index before turning to neutral later in the period, resulting in muted sector allocation impacts, though a more pronounced underweight to non-corporate credit was maintained.  This positioning weighed on relative returns as the cohort registered positive excess returns versus comparable Treasuries, particularly USD-denominated emerging market sovereign issues as spreads tightened and valuations improved.  Finally, the overweight duration position and emphasis on the front-end of the yield curve produced a tailwind as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Index
06/29/2018	$10,000	$10,000	$10,000
06/30/2018	$10,000	$10,000	$10,000
07/31/2018	$10,141	$10,002	$10,037
08/31/2018	$10,361	$10,067	$10,097
09/30/2018	$10,367	$10,002	$10,073
10/31/2018	$10,364	$9,923	$10,031
11/30/2018	$10,399	$9,982	$10,038
12/31/2018	$10,528	$10,165	$10,148
01/31/2019	$10,668	$10,273	$10,310
02/28/2019	$10,733	$10,267	$10,346
03/31/2019	$10,920	$10,465	$10,508
04/30/2019	$10,978	$10,467	$10,554
05/31/2019	$11,111	$10,653	$10,665
06/30/2019	$11,290	$10,787	$10,823
07/31/2019	$11,280	$10,811	$10,845
08/31/2019	$11,501	$11,091	$11,032
09/30/2019	$11,489	$11,032	$11,007
10/31/2019	$11,561	$11,065	$11,070
11/30/2019	$11,541	$11,059	$11,072
12/31/2019	$11,574	$11,052	$11,115
01/31/2020	$11,762	$11,264	$11,274
02/29/2020	$11,928	$11,467	$11,389
03/31/2020	$11,467	$11,400	$10,853
04/30/2020	$11,789	$11,602	$11,226
05/31/2020	$11,914	$11,656	$11,415
06/30/2020	$12,111	$11,730	$11,577
07/31/2020	$12,262	$11,905	$11,738
08/31/2020	$12,308	$11,809	$11,737
09/30/2020	$12,329	$11,802	$11,721
10/31/2020	$12,343	$11,750	$11,722
11/30/2020	$12,516	$11,865	$11,846
12/31/2020	$12,538	$11,881	$11,902
01/31/2021	$12,548	$11,796	$11,861
02/28/2021	$12,505	$11,626	$11,765
03/31/2021	$12,407	$11,480	$11,655
04/30/2021	$12,488	$11,571	$11,735
05/31/2021	$12,537	$11,609	$11,798
06/30/2021	$12,589	$11,691	$11,837
07/31/2021	$12,670	$11,821	$11,927
08/31/2021	$12,663	$11,799	$11,908
09/30/2021	$12,613	$11,697	$11,845
10/31/2021	$12,520	$11,693	$11,781
11/30/2021	$12,505	$11,728	$11,768
12/31/2021	$12,488	$11,698	$11,780
01/31/2022	$12,271	$11,446	$11,568
02/28/2022	$12,126	$11,318	$11,450
03/31/2022	$11,759	$11,004	$11,183
04/30/2022	$11,457	$10,586	$10,879
05/31/2022	$11,567	$10,655	$10,973
06/30/2022	$11,327	$10,487	$10,776
07/31/2022	$11,572	$10,744	$11,013
08/31/2022	$11,323	$10,440	$10,792
09/30/2022	$10,905	$9,989	$10,445
10/31/2022	$10,835	$9,860	$10,402
11/30/2022	$11,187	$10,222	$10,717
12/31/2022	$11,152	$10,176	$10,708
01/31/2023	$11,488	$10,489	$10,961
02/28/2023	$11,239	$10,218	$10,752
03/31/2023	$11,520	$10,477	$10,973
04/30/2023	$11,611	$10,541	$11,055
05/31/2023	$11,487	$10,426	$10,972
06/30/2023	$11,455	$10,389	$10,944
07/31/2023	$11,500	$10,382	$11,002
08/31/2023	$11,497	$10,315	$10,988
09/30/2023	$11,309	$10,053	$10,843
10/31/2023	$11,200	$9,895	$10,768
11/30/2023	$11,664	$10,343	$11,147
12/31/2023	$12,007	$10,739	$11,451
01/31/2024	$12,069	$10,709	$11,472
02/29/2024	$11,896	$10,558	$11,371
03/31/2024	$12,007	$10,655	$11,473
04/30/2024	$11,790	$10,386	$11,320
05/31/2024	$11,979	$10,562	$11,475
06/30/2024	$12,089	$10,662	$11,557
07/31/2024	$12,357	$10,911	$11,785
08/31/2024	$12,530	$11,068	$11,935
09/30/2024	$12,714	$11,216	$12,086
10/31/2024	$12,462	$10,938	$11,899
11/30/2024	$12,583	$11,054	$11,998
12/31/2024	$12,465	$10,873	$11,910
01/31/2025	$12,541	$10,931	$11,984
02/28/2025	$12,743	$11,171	$12,149
03/31/2025	$12,787	$11,175	$12,186
04/30/2025	$12,880	$11,219	$12,266
05/31/2025	$12,879	$11,139	$12,280
06/30/2025	$13,074	$11,310	$12,440
07/31/2025	$13,066	$11,280	$12,452
08/31/2025	$13,236	$11,415	$12,600
09/30/2025	$13,341	$11,540	$12,686
10/31/2025	$13,386	$11,612	$12,737
11/30/2025	$13,483	$11,684	$12,824
12/31/2025	$13,499	$11,667	$12,848
01/31/2026	$13,541	$11,679	$12,875
02/28/2026	$13,671	$11,870	$13,005
03/31/2026	$13,481	$11,661	$12,826

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 06/29/18
Class I	5.43%	1.68%	3.93%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	3.97%
Bloomberg U.S. Intermediate Credit Index	5.25%	1.93%	3.26%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$25,700,823
  # of Portfolio Holdings442
  Portfolio Turnover Rate305%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	67.7%
Residential Mortgage-Backed Securities - Agency	13.4%
U.S. Treasury Securities	9.2%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Residential Mortgage-Backed Securities - Non-Agency	5.0%
Short-Term Investments	3.7%
Asset-Backed Securities	2.3%
Foreign Government Bonds	0.6%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	4.1%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.4%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.9%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.8%
Federal National Mortgage Association, 4.50%, due 02/01/53	1.6%
Bank of America Corp., 2.30%, due 07/21/32 (1 day USD SOFR + 1.220%)	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	1.5%
JPMorgan Chase & Co., 1.95%, due 02/04/32 (1 day USD SOFR + 1.065%)	1.3%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.1%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Investment Grade Credit Fund

Annual Shareholder Report — March 31, 2026

Class I: MWIGX

TSR MWIGX-0326

TCW MetWest Investment Grade Credit Fund

Class M: MWISX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Investment Grade Credit Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$72	0.70%

How did the Fund perform last year and what affected its performance?

Outperformance relative to the Bloomberg U.S. Intermediate Credit Index was driven by the out-of-benchmark exposure to securitized sectors, a position that was informed by relative value considerations given generally more attractive spread levels versus traditional credit.  Agency mortgage-backed securities (MBS) drove the largest of the securitized impacts as it was among the best-performing fixed income sectors on a duration-adjusted basis, supported by moderating rate volatility and falling risk premiums. Similarly, a position in non-agency commercial mortgage-backed securities (CMBS) contributed given a focus on single-asset, single-borrower (SASB) issues that benefitted from strong sponsorship and investor demand for transparent collateral. Meanwhile, corporate credit was modestly underweight relative to the Index before turning to neutral later in the period, resulting in muted sector allocation impacts, though a more pronounced underweight to non-corporate credit was maintained.  This positioning weighed on relative returns as the cohort registered positive excess returns versus comparable Treasuries, particularly USD-denominated emerging market sovereign issues as spreads tightened and valuations improved.  Finally, the overweight duration position and emphasis on the front-end of the yield curve produced a tailwind as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Index
06/29/2018	$10,000	$10,000	$10,000
06/30/2018	$10,000	$10,000	$10,000
07/31/2018	$10,139	$10,002	$10,037
08/31/2018	$10,357	$10,067	$10,097
09/30/2018	$10,361	$10,002	$10,073
10/31/2018	$10,356	$9,923	$10,031
11/30/2018	$10,390	$9,982	$10,038
12/31/2018	$10,517	$10,165	$10,148
01/31/2019	$10,654	$10,273	$10,310
02/28/2019	$10,718	$10,267	$10,346
03/31/2019	$10,902	$10,465	$10,508
04/30/2019	$10,959	$10,467	$10,554
05/31/2019	$11,090	$10,653	$10,665
06/30/2019	$11,267	$10,787	$10,823
07/31/2019	$11,255	$10,811	$10,845
08/31/2019	$11,473	$11,091	$11,032
09/30/2019	$11,459	$11,032	$11,007
10/31/2019	$11,528	$11,065	$11,070
11/30/2019	$11,507	$11,059	$11,072
12/31/2019	$11,537	$11,052	$11,115
01/31/2020	$11,723	$11,264	$11,274
02/29/2020	$11,886	$11,467	$11,389
03/31/2020	$11,425	$11,400	$10,853
04/30/2020	$11,744	$11,602	$11,226
05/31/2020	$11,867	$11,656	$11,415
06/30/2020	$12,061	$11,730	$11,577
07/31/2020	$12,209	$11,905	$11,738
08/31/2020	$12,252	$11,809	$11,737
09/30/2020	$12,271	$11,802	$11,721
10/31/2020	$12,283	$11,750	$11,722
11/30/2020	$12,453	$11,865	$11,846
12/31/2020	$12,473	$11,881	$11,902
01/31/2021	$12,480	$11,796	$11,861
02/28/2021	$12,435	$11,626	$11,765
03/31/2021	$12,335	$11,480	$11,655
04/30/2021	$12,414	$11,571	$11,735
05/31/2021	$12,461	$11,609	$11,798
06/30/2021	$12,511	$11,691	$11,837
07/31/2021	$12,588	$11,821	$11,927
08/31/2021	$12,579	$11,799	$11,908
09/30/2021	$12,527	$11,697	$11,845
10/31/2021	$12,433	$11,693	$11,781
11/30/2021	$12,416	$11,728	$11,768
12/31/2021	$12,397	$11,698	$11,780
01/31/2022	$12,179	$11,446	$11,568
02/28/2022	$12,034	$11,318	$11,450
03/31/2022	$11,667	$11,004	$11,183
04/30/2022	$11,365	$10,586	$10,879
05/31/2022	$11,472	$10,655	$10,973
06/30/2022	$11,232	$10,487	$10,776
07/31/2022	$11,473	$10,744	$11,013
08/31/2022	$11,224	$10,440	$10,792
09/30/2022	$10,808	$9,989	$10,445
10/31/2022	$10,737	$9,860	$10,402
11/30/2022	$11,084	$10,222	$10,717
12/31/2022	$11,047	$10,176	$10,708
01/31/2023	$11,379	$10,489	$10,961
02/28/2023	$11,130	$10,218	$10,752
03/31/2023	$11,406	$10,477	$10,973
04/30/2023	$11,495	$10,541	$11,055
05/31/2023	$11,369	$10,426	$10,972
06/30/2023	$11,336	$10,389	$10,944
07/31/2023	$11,379	$10,382	$11,002
08/31/2023	$11,373	$10,315	$10,988
09/30/2023	$11,201	$10,053	$10,843
10/31/2023	$11,075	$9,895	$10,768
11/30/2023	$11,533	$10,343	$11,147
12/31/2023	$11,885	$10,739	$11,451
01/31/2024	$11,929	$10,709	$11,472
02/29/2024	$11,756	$10,558	$11,371
03/31/2024	$11,863	$10,655	$11,473
04/30/2024	$11,647	$10,386	$11,320
05/31/2024	$11,831	$10,562	$11,475
06/30/2024	$11,938	$10,662	$11,557
07/31/2024	$12,201	$10,911	$11,785
08/31/2024	$12,369	$11,068	$11,935
09/30/2024	$12,548	$11,216	$12,086
10/31/2024	$12,298	$10,938	$11,899
11/30/2024	$12,415	$11,054	$11,998
12/31/2024	$12,296	$10,873	$11,910
01/31/2025	$12,369	$10,931	$11,984
02/28/2025	$12,567	$11,171	$12,149
03/31/2025	$12,608	$11,175	$12,186
04/30/2025	$12,698	$11,219	$12,266
05/31/2025	$12,694	$11,139	$12,280
06/30/2025	$12,884	$11,310	$12,440
07/31/2025	$12,874	$11,280	$12,452
08/31/2025	$13,039	$11,415	$12,600
09/30/2025	$13,140	$11,540	$12,686
10/31/2025	$13,183	$11,612	$12,737
11/30/2025	$13,276	$11,684	$12,824
12/31/2025	$13,289	$11,667	$12,848
01/31/2026	$13,328	$11,679	$12,875
02/28/2026	$13,453	$11,870	$13,005
03/31/2026	$13,265	$11,661	$12,826

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 06/29/18
Class M	5.21%	1.46%	3.71%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	3.97%
Bloomberg U.S. Intermediate Credit Index	5.25%	1.93%	3.26%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$25,700,823
  # of Portfolio Holdings442
  Portfolio Turnover Rate305%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	67.7%
Residential Mortgage-Backed Securities - Agency	13.4%
U.S. Treasury Securities	9.2%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Residential Mortgage-Backed Securities - Non-Agency	5.0%
Short-Term Investments	3.7%
Asset-Backed Securities	2.3%
Foreign Government Bonds	0.6%
Other Security TypesFootnote Reference*	0.5%
Liabilities in Excess of Other Assets	(10.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	4.1%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.4%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.9%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.8%
Federal National Mortgage Association, 4.50%, due 02/01/53	1.6%
Bank of America Corp., 2.30%, due 07/21/32 (1 day USD SOFR + 1.220%)	1.5%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	1.5%
JPMorgan Chase & Co., 1.95%, due 02/04/32 (1 day USD SOFR + 1.065%)	1.3%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.1%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Investment Grade Credit Fund

Annual Shareholder Report — March 31, 2026

Class M: MWISX

TSR MWISX-0326

TCW MetWest Low Duration Bond Fund

Class I: MWLIX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$42	0.41%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index was largely supported by residential mortgage-backed securities (MBS), including the allocation to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Non-agency MBS positions were also significant to outperformance, with allocations to legacy issues backed by subprime collateral contributing the most, though both newer vintage “2.0” collateral also benefitted from compelling yields and strong carry. Further contributions came from additional allocations across securitized credit, with CMBS focused on single asset single borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral, and asset backed securities (ABS) given diversified exposure across non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,023	$10,038	$10,004
05/2016	$10,036	$10,041	$9,993
06/2016	$10,070	$10,221	$10,053
07/2016	$10,082	$10,286	$10,047
08/2016	$10,084	$10,274	$10,030
09/2016	$10,107	$10,268	$10,042
10/2016	$10,107	$10,190	$10,035
11/2016	$10,084	$9,949	$9,996
12/2016	$10,102	$9,963	$9,999
01/2017	$10,124	$9,982	$10,011
02/2017	$10,134	$10,049	$10,021
03/2017	$10,147	$10,044	$10,025
04/2017	$10,170	$10,122	$10,038
05/2017	$10,184	$10,199	$10,050
06/2017	$10,196	$10,189	$10,042
07/2017	$10,222	$10,233	$10,063
08/2017	$10,247	$10,325	$10,082
09/2017	$10,237	$10,276	$10,066
10/2017	$10,239	$10,282	$10,060
11/2017	$10,230	$10,268	$10,039
12/2017	$10,238	$10,316	$10,041
01/2018	$10,218	$10,197	$10,012
02/2018	$10,210	$10,100	$10,008
03/2018	$10,228	$10,165	$10,028
04/2018	$10,211	$10,089	$10,012
05/2018	$10,255	$10,161	$10,048
06/2018	$10,251	$10,149	$10,050
07/2018	$10,247	$10,151	$10,049
08/2018	$10,281	$10,216	$10,081
09/2018	$10,277	$10,151	$10,069
10/2018	$10,275	$10,070	$10,085
11/2018	$10,298	$10,131	$10,120
12/2018	$10,383	$10,317	$10,200
01/2019	$10,444	$10,426	$10,227
02/2019	$10,455	$10,420	$10,237
03/2019	$10,538	$10,620	$10,300
04/2019	$10,574	$10,623	$10,321
05/2019	$10,647	$10,812	$10,394
06/2019	$10,707	$10,947	$10,448
07/2019	$10,706	$10,971	$10,436
08/2019	$10,779	$11,256	$10,520
09/2019	$10,777	$11,196	$10,508
10/2019	$10,826	$11,230	$10,543
11/2019	$10,822	$11,224	$10,540
12/2019	$10,843	$11,216	$10,562
01/2020	$10,902	$11,432	$10,619
02/2020	$10,971	$11,638	$10,712
03/2020	$10,763	$11,569	$10,858
04/2020	$10,905	$11,775	$10,863
05/2020	$10,984	$11,830	$10,870
06/2020	$11,061	$11,904	$10,873
07/2020	$11,124	$12,082	$10,884
08/2020	$11,137	$11,984	$10,881
09/2020	$11,148	$11,978	$10,884
10/2020	$11,148	$11,924	$10,880
11/2020	$11,196	$12,041	$10,885
12/2020	$11,221	$12,058	$10,890
01/2021	$11,236	$11,971	$10,891
02/2021	$11,234	$11,799	$10,883
03/2021	$11,207	$11,651	$10,885
04/2021	$11,241	$11,743	$10,890
05/2021	$11,251	$11,782	$10,898
06/2021	$11,248	$11,864	$10,881
07/2021	$11,281	$11,997	$10,899
08/2021	$11,277	$11,974	$10,898
09/2021	$11,288	$11,871	$10,887
10/2021	$11,260	$11,867	$10,854
11/2021	$11,244	$11,902	$10,856
12/2021	$11,229	$11,872	$10,829
01/2022	$11,164	$11,616	$10,758
02/2022	$11,098	$11,487	$10,718
03/2022	$10,945	$11,168	$10,575
04/2022	$10,819	$10,744	$10,525
05/2022	$10,862	$10,813	$10,583
06/2022	$10,752	$10,643	$10,522
07/2022	$10,864	$10,903	$10,558
08/2022	$10,772	$10,595	$10,481
09/2022	$10,565	$10,138	$10,358
10/2022	$10,492	$10,006	$10,348
11/2022	$10,627	$10,374	$10,413
12/2022	$10,671	$10,327	$10,434
01/2023	$10,862	$10,645	$10,506
02/2023	$10,725	$10,370	$10,430
03/2023	$10,905	$10,633	$10,596
04/2023	$10,942	$10,698	$10,624
05/2023	$10,888	$10,581	$10,587
06/2023	$10,845	$10,544	$10,536
07/2023	$10,910	$10,536	$10,573
08/2023	$10,938	$10,469	$10,615
09/2023	$10,869	$10,203	$10,614
10/2023	$10,856	$10,042	$10,650
11/2023	$11,085	$10,497	$10,758
12/2023	$11,288	$10,898	$10,878
01/2024	$11,358	$10,868	$10,920
02/2024	$11,287	$10,715	$10,875
03/2024	$11,344	$10,814	$10,910
04/2024	$11,264	$10,541	$10,875
05/2024	$11,363	$10,719	$10,950
06/2024	$11,449	$10,821	$11,013
07/2024	$11,633	$11,074	$11,139
08/2024	$11,759	$11,233	$11,239
09/2024	$11,879	$11,383	$11,329
10/2024	$11,746	$11,101	$11,263
11/2024	$11,814	$11,218	$11,296
12/2024	$11,817	$11,035	$11,322
01/2025	$11,873	$11,093	$11,371
02/2025	$12,002	$11,337	$11,449
03/2025	$12,043	$11,342	$11,503
04/2025	$12,123	$11,386	$11,593
05/2025	$12,131	$11,305	$11,569
06/2025	$12,229	$11,478	$11,638
07/2025	$12,220	$11,448	$11,632
08/2025	$12,348	$11,585	$11,732
09/2025	$12,407	$11,711	$11,768
10/2025	$12,437	$11,785	$11,807
11/2025	$12,493	$11,858	$11,862
12/2025	$12,559	$11,840	$11,899
01/2026	$12,608	$11,853	$11,924
02/2026	$12,671	$12,047	$11,987
03/2026	$12,586	$11,835	$11,934

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class I	4.51%	2.35%	2.33%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$918,552,616
  # of Portfolio Holdings527
  Portfolio Turnover Rate489%
  Total Advisory Fees Paid - Net$2,399,987

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	28.8%
U.S. Treasury Securities	21.5%
Residential Mortgage-Backed Securities - Agency	20.8%
Asset-Backed Securities	15.7%
Residential Mortgage-Backed Securities - Non-Agency	10.0%
Commercial Mortgage-Backed Securities - Non-Agency	6.9%
Short-Term Investments	4.8%
Foreign Government Bonds	1.6%
Other Security TypesFootnote Reference*	2.1%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	19.5%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.5%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.3%
Wells Fargo & Co., 5.57%, due 07/25/29 (1 day USD SOFR + 1.740%)	1.3%
Federal National Mortgage Association, 4.50%, due 11/01/52	1.3%
Government National Mortgage Association REMICS, Class FB, 4.82%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/15/40	1.2%
HSBC Holdings PLC (United Kingdom), 2.01%, due 09/22/28 (1 day USD SOFR + 1.732%)	1.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Annual Shareholder Report — March 31, 2026

Class I: MWLIX

TSR MWLIX-0326

TCW MetWest Low Duration Bond Fund

Class M: MWLDX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$64	0.63%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index was largely supported by residential mortgage-backed securities (MBS), including the allocation to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Non-agency MBS positions were also significant to outperformance, with allocations to legacy issues backed by subprime collateral contributing the most, though both newer vintage “2.0” collateral also benefitted from compelling yields and strong carry. Further contributions came from additional allocations across securitized credit, with CMBS focused on single asset single borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral, and asset backed securities (ABS) given diversified exposure across non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class M	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,009	$10,038	$10,004
05/2016	$10,021	$10,041	$9,993
06/2016	$10,064	$10,221	$10,053
07/2016	$10,074	$10,286	$10,047
08/2016	$10,074	$10,274	$10,030
09/2016	$10,083	$10,268	$10,042
10/2016	$10,093	$10,190	$10,035
11/2016	$10,068	$9,949	$9,996
12/2016	$10,084	$9,963	$9,999
01/2017	$10,093	$9,982	$10,011
02/2017	$10,114	$10,049	$10,021
03/2017	$10,125	$10,044	$10,025
04/2017	$10,147	$10,122	$10,038
05/2017	$10,159	$10,199	$10,050
06/2017	$10,170	$10,189	$10,042
07/2017	$10,182	$10,233	$10,063
08/2017	$10,205	$10,325	$10,082
09/2017	$10,204	$10,276	$10,066
10/2017	$10,205	$10,282	$10,060
11/2017	$10,193	$10,268	$10,039
12/2017	$10,199	$10,316	$10,041
01/2018	$10,178	$10,197	$10,012
02/2018	$10,168	$10,100	$10,008
03/2018	$10,173	$10,165	$10,028
04/2018	$10,166	$10,089	$10,012
05/2018	$10,208	$10,161	$10,048
06/2018	$10,202	$10,149	$10,050
07/2018	$10,197	$10,151	$10,049
08/2018	$10,228	$10,216	$10,081
09/2018	$10,210	$10,151	$10,069
10/2018	$10,218	$10,070	$10,085
11/2018	$10,239	$10,131	$10,120
12/2018	$10,322	$10,317	$10,200
01/2019	$10,368	$10,426	$10,227
02/2019	$10,389	$10,420	$10,237
03/2019	$10,471	$10,620	$10,300
04/2019	$10,493	$10,623	$10,321
05/2019	$10,576	$10,812	$10,394
06/2019	$10,634	$10,947	$10,448
07/2019	$10,619	$10,971	$10,436
08/2019	$10,702	$11,256	$10,520
09/2019	$10,698	$11,196	$10,508
10/2019	$10,744	$11,230	$10,543
11/2019	$10,739	$11,224	$10,540
12/2019	$10,758	$11,216	$10,562
01/2020	$10,814	$11,432	$10,619
02/2020	$10,882	$11,638	$10,712
03/2020	$10,674	$11,569	$10,858
04/2020	$10,812	$11,775	$10,863
05/2020	$10,876	$11,830	$10,870
06/2020	$10,963	$11,904	$10,873
07/2020	$11,011	$12,082	$10,884
08/2020	$11,034	$11,984	$10,881
09/2020	$11,044	$11,978	$10,884
10/2020	$11,042	$11,924	$10,880
11/2020	$11,075	$12,041	$10,885
12/2020	$11,110	$12,058	$10,890
01/2021	$11,123	$11,971	$10,891
02/2021	$11,107	$11,799	$10,883
03/2021	$11,091	$11,651	$10,885
04/2021	$11,123	$11,743	$10,890
05/2021	$11,131	$11,782	$10,898
06/2021	$11,126	$11,864	$10,881
07/2021	$11,144	$11,997	$10,899
08/2021	$11,151	$11,974	$10,898
09/2021	$11,147	$11,871	$10,887
10/2021	$11,130	$11,867	$10,854
11/2021	$11,112	$11,902	$10,856
12/2021	$11,096	$11,872	$10,829
01/2022	$11,017	$11,616	$10,758
02/2022	$10,963	$11,487	$10,718
03/2022	$10,797	$11,168	$10,575
04/2022	$10,683	$10,744	$10,525
05/2022	$10,724	$10,813	$10,583
06/2022	$10,613	$10,643	$10,522
07/2022	$10,722	$10,903	$10,558
08/2022	$10,630	$10,595	$10,481
09/2022	$10,424	$10,138	$10,358
10/2022	$10,350	$10,006	$10,348
11/2022	$10,481	$10,374	$10,413
12/2022	$10,523	$10,327	$10,434
01/2023	$10,709	$10,645	$10,506
02/2023	$10,572	$10,370	$10,430
03/2023	$10,747	$10,633	$10,596
04/2023	$10,781	$10,698	$10,624
05/2023	$10,726	$10,581	$10,587
06/2023	$10,683	$10,544	$10,536
07/2023	$10,745	$10,536	$10,573
08/2023	$10,771	$10,469	$10,615
09/2023	$10,701	$10,203	$10,614
10/2023	$10,686	$10,042	$10,650
11/2023	$10,910	$10,497	$10,758
12/2023	$11,109	$10,898	$10,878
01/2024	$11,175	$10,868	$10,920
02/2024	$11,103	$10,715	$10,875
03/2024	$11,157	$10,814	$10,910
04/2024	$11,077	$10,541	$10,875
05/2024	$11,172	$10,719	$10,950
06/2024	$11,255	$10,821	$11,013
07/2024	$11,434	$11,074	$11,139
08/2024	$11,556	$11,233	$11,239
09/2024	$11,673	$11,383	$11,329
10/2024	$11,540	$11,101	$11,263
11/2024	$11,605	$11,218	$11,296
12/2024	$11,606	$11,035	$11,322
01/2025	$11,659	$11,093	$11,371
02/2025	$11,784	$11,337	$11,449
03/2025	$11,822	$11,342	$11,503
04/2025	$11,899	$11,386	$11,593
05/2025	$11,905	$11,305	$11,569
06/2025	$11,999	$11,478	$11,638
07/2025	$11,989	$11,448	$11,632
08/2025	$12,113	$11,585	$11,732
09/2025	$12,169	$11,711	$11,768
10/2025	$12,195	$11,785	$11,807
11/2025	$12,248	$11,858	$11,862
12/2025	$12,310	$11,840	$11,899
01/2026	$12,355	$11,853	$11,924
02/2026	$12,414	$12,047	$11,987
03/2026	$12,328	$11,835	$11,934

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class M	4.28%	2.14%	2.12%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$918,552,616
  # of Portfolio Holdings527
  Portfolio Turnover Rate489%
  Total Advisory Fees Paid - Net$2,399,987

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	28.8%
U.S. Treasury Securities	21.5%
Residential Mortgage-Backed Securities - Agency	20.8%
Asset-Backed Securities	15.7%
Residential Mortgage-Backed Securities - Non-Agency	10.0%
Commercial Mortgage-Backed Securities - Non-Agency	6.9%
Short-Term Investments	4.8%
Foreign Government Bonds	1.6%
Other Security TypesFootnote Reference*	2.1%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	19.5%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.5%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.3%
Wells Fargo & Co., 5.57%, due 07/25/29 (1 day USD SOFR + 1.740%)	1.3%
Federal National Mortgage Association, 4.50%, due 11/01/52	1.3%
Government National Mortgage Association REMICS, Class FB, 4.82%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/15/40	1.2%
HSBC Holdings PLC (United Kingdom), 2.01%, due 09/22/28 (1 day USD SOFR + 1.732%)	1.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Annual Shareholder Report — March 31, 2026

Class M: MWLDX

TSR MWLDX-0326

TCW MetWest Low Duration Bond Fund

Administrative Class: MWLNX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$83	0.81%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index was largely supported by residential mortgage-backed securities (MBS), including the allocation to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Non-agency MBS positions were also significant to outperformance, with allocations to legacy issues backed by subprime collateral contributing the most, though both newer vintage “2.0” collateral also benefitted from compelling yields and strong carry. Further contributions came from additional allocations across securitized credit, with CMBS focused on single asset single borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral, and asset backed securities (ABS) given diversified exposure across non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,017	$10,038	$10,004
05/2016	$10,028	$10,041	$9,993
06/2016	$10,062	$10,221	$10,053
07/2016	$10,072	$10,286	$10,047
08/2016	$10,073	$10,274	$10,030
09/2016	$10,091	$10,268	$10,042
10/2016	$10,090	$10,190	$10,035
11/2016	$10,063	$9,949	$9,996
12/2016	$10,077	$9,963	$9,999
01/2017	$10,094	$9,982	$10,011
02/2017	$10,112	$10,049	$10,021
03/2017	$10,122	$10,044	$10,025
04/2017	$10,140	$10,122	$10,038
05/2017	$10,151	$10,199	$10,050
06/2017	$10,161	$10,189	$10,042
07/2017	$10,172	$10,233	$10,063
08/2017	$10,201	$10,325	$10,082
09/2017	$10,193	$10,276	$10,066
10/2017	$10,187	$10,282	$10,060
11/2017	$10,180	$10,268	$10,039
12/2017	$10,178	$10,316	$10,041
01/2018	$10,164	$10,197	$10,012
02/2018	$10,149	$10,100	$10,008
03/2018	$10,165	$10,165	$10,028
04/2018	$10,154	$10,089	$10,012
05/2018	$10,189	$10,161	$10,048
06/2018	$10,179	$10,149	$10,050
07/2018	$10,178	$10,151	$10,049
08/2018	$10,205	$10,216	$10,081
09/2018	$10,195	$10,151	$10,069
10/2018	$10,196	$10,070	$10,085
11/2018	$10,216	$10,131	$10,120
12/2018	$10,302	$10,317	$10,200
01/2019	$10,352	$10,426	$10,227
02/2019	$10,362	$10,420	$10,237
03/2019	$10,438	$10,620	$10,300
04/2019	$10,468	$10,623	$10,321
05/2019	$10,545	$10,812	$10,394
06/2019	$10,603	$10,947	$10,448
07/2019	$10,586	$10,971	$10,436
08/2019	$10,672	$11,256	$10,520
09/2019	$10,664	$11,196	$10,508
10/2019	$10,703	$11,230	$10,543
11/2019	$10,693	$11,224	$10,540
12/2019	$10,711	$11,216	$10,562
01/2020	$10,777	$11,432	$10,619
02/2020	$10,841	$11,638	$10,712
03/2020	$10,635	$11,569	$10,858
04/2020	$10,773	$11,775	$10,863
05/2020	$10,835	$11,830	$10,870
06/2020	$10,913	$11,904	$10,873
07/2020	$10,971	$12,082	$10,884
08/2020	$10,980	$11,984	$10,881
09/2020	$10,989	$11,978	$10,884
10/2020	$10,998	$11,924	$10,880
11/2020	$11,034	$12,041	$10,885
12/2020	$11,063	$12,058	$10,890
01/2021	$11,074	$11,971	$10,891
02/2021	$11,063	$11,799	$10,883
03/2021	$11,042	$11,651	$10,885
04/2021	$11,068	$11,743	$10,890
05/2021	$11,074	$11,782	$10,898
06/2021	$11,071	$11,864	$10,881
07/2021	$11,096	$11,997	$10,899
08/2021	$11,091	$11,974	$10,898
09/2021	$11,089	$11,871	$10,887
10/2021	$11,068	$11,867	$10,854
11/2021	$11,045	$11,902	$10,856
12/2021	$11,034	$11,872	$10,829
01/2022	$10,954	$11,616	$10,758
02/2022	$10,895	$11,487	$10,718
03/2022	$10,739	$11,168	$10,575
04/2022	$10,615	$10,744	$10,525
05/2022	$10,658	$10,813	$10,583
06/2022	$10,547	$10,643	$10,522
07/2022	$10,654	$10,903	$10,558
08/2022	$10,567	$10,595	$10,481
09/2022	$10,354	$10,138	$10,358
10/2022	$10,274	$10,006	$10,348
11/2022	$10,413	$10,374	$10,413
12/2022	$10,455	$10,327	$10,434
01/2023	$10,635	$10,645	$10,506
02/2023	$10,507	$10,370	$10,430
03/2023	$10,678	$10,633	$10,596
04/2023	$10,722	$10,698	$10,624
05/2023	$10,657	$10,581	$10,587
06/2023	$10,613	$10,544	$10,536
07/2023	$10,670	$10,536	$10,573
08/2023	$10,697	$10,469	$10,615
09/2023	$10,630	$10,203	$10,614
10/2023	$10,607	$10,042	$10,650
11/2023	$10,838	$10,497	$10,758
12/2023	$11,040	$10,898	$10,878
01/2024	$11,089	$10,868	$10,920
02/2024	$11,030	$10,715	$10,875
03/2024	$11,080	$10,814	$10,910
04/2024	$10,995	$10,541	$10,875
05/2024	$11,087	$10,719	$10,950
06/2024	$11,170	$10,821	$11,013
07/2024	$11,348	$11,074	$11,139
08/2024	$11,471	$11,233	$11,239
09/2024	$11,578	$11,383	$11,329
10/2024	$11,453	$11,101	$11,263
11/2024	$11,513	$11,218	$11,296
12/2024	$11,513	$11,035	$11,322
01/2025	$11,571	$11,093	$11,371
02/2025	$11,687	$11,337	$11,449
03/2025	$11,724	$11,342	$11,503
04/2025	$11,812	$11,386	$11,593
05/2025	$11,804	$11,305	$11,569
06/2025	$11,895	$11,478	$11,638
07/2025	$11,893	$11,448	$11,632
08/2025	$12,007	$11,585	$11,732
09/2025	$12,056	$11,711	$11,768
10/2025	$12,084	$11,785	$11,807
11/2025	$12,131	$11,858	$11,862
12/2025	$12,190	$11,840	$11,899
01/2026	$12,230	$11,853	$11,924
02/2026	$12,291	$12,047	$11,987
03/2026	$12,208	$11,835	$11,934

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Administrative Class	4.13%	2.03%	2.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-3 Year U.S. Treasury Index	3.75%	1.86%	1.78%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$918,552,616
  # of Portfolio Holdings527
  Portfolio Turnover Rate489%
  Total Advisory Fees Paid - Net$2,399,987

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	28.8%
U.S. Treasury Securities	21.5%
Residential Mortgage-Backed Securities - Agency	20.8%
Asset-Backed Securities	15.7%
Residential Mortgage-Backed Securities - Non-Agency	10.0%
Commercial Mortgage-Backed Securities - Non-Agency	6.9%
Short-Term Investments	4.8%
Foreign Government Bonds	1.6%
Other Security TypesFootnote Reference*	2.1%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	19.5%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.5%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.3%
Wells Fargo & Co., 5.57%, due 07/25/29 (1 day USD SOFR + 1.740%)	1.3%
Federal National Mortgage Association, 4.50%, due 11/01/52	1.3%
Government National Mortgage Association REMICS, Class FB, 4.82%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/15/40	1.2%
HSBC Holdings PLC (United Kingdom), 2.01%, due 09/22/28 (1 day USD SOFR + 1.732%)	1.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Annual Shareholder Report — March 31, 2026

Administrative Class: MWLNX

TSR MWLNX-0326

TCW MetWest Low Duration Bond Fund

Class I-3: MWLZX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Low Duration Bond Fund (the "Fund") for the period of August 26, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$32Footnote Reference+	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the ICE BofA 1-3 Year U.S. Treasury Index was largely supported by residential mortgage-backed securities (MBS), including the allocation to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Non-agency MBS positions were also significant to outperformance, with allocations to legacy issues backed by subprime collateral contributing the most, though both newer vintage “2.0” collateral also benefitted from compelling yields and strong carry. Further contributions came from additional allocations across securitized credit, with CMBS focused on single asset single borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral, and asset backed securities (ABS) given diversified exposure across non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class I-3	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
08/26/2025	$10,000	$10,000	$10,000
08/2025	$10,026	$10,120	$10,086
09/2025	$10,062	$10,230	$10,117
10/2025	$10,097	$10,294	$10,151
11/2025	$10,140	$10,358	$10,197
12/2025	$10,181	$10,343	$10,230
01/2026	$10,228	$10,354	$10,251
02/2026	$10,274	$10,523	$10,305
03/2026	$10,209	$10,338	$10,260

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 08/26/25
Class I-3	2.09%
Bloomberg U.S. Aggregate Bond Index	3.97%
ICE BofA 1-3 Year U.S. Treasury Index	2.61%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$918,552,616
  # of Portfolio Holdings527
  Portfolio Turnover Rate489%
  Total Advisory Fees Paid - Net$2,399,987

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	28.8%
U.S. Treasury Securities	21.5%
Residential Mortgage-Backed Securities - Agency	20.8%
Asset-Backed Securities	15.7%
Residential Mortgage-Backed Securities - Non-Agency	10.0%
Commercial Mortgage-Backed Securities - Non-Agency	6.9%
Short-Term Investments	4.8%
Foreign Government Bonds	1.6%
Other Security TypesFootnote Reference*	2.1%
Liabilities in Excess of Other Assets	(12.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	19.5%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.1%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.5%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.3%
Wells Fargo & Co., 5.57%, due 07/25/29 (1 day USD SOFR + 1.740%)	1.3%
Federal National Mortgage Association, 4.50%, due 11/01/52	1.3%
Government National Mortgage Association REMICS, Class FB, 4.82%, due 09/20/54 (30 day USD SOFR Average + 1.150%)	1.2%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 04/15/40	1.2%
HSBC Holdings PLC (United Kingdom), 2.01%, due 09/22/28 (1 day USD SOFR + 1.732%)	1.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Low Duration Bond Fund

Annual Shareholder Report — March 31, 2026

Class I-3: MWLZX

TSR MWLZX-0326

TCW MetWest Strategic Income Fund

Class I: MWSIX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$82	0.80%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove outperformance versus the ICE BofA U.S. 3-Month Treasury Bill Index, led by securitized products. The non-agency mortgage-backed securities (MBS) allocation was the largest contributor, benefiting from steady income and attractive yield premiums that boosted the Fund’s overall yield profile. Non-agency commercial MBS (CMBS), focused on single-asset, single-borrower (SASB) deals backed by high-quality properties, also contributed meaningfully, including positions down the capital structure. The asset-backed securities (ABS) allocation further boosted performance, led by non-traditional collateral such as digital infrastructure and single-family rentals. Outside of the allocation to securitized products, positions in high yield and investment grade corporates added value as both outperformed duration-matched Treasuries, with energy, consumer non-cyclicals, and banking sectors providing the largest tailwinds. Finally, the Fund’s positive duration position and emphasis on the front end of the curve was moderately additive as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
03/2016	$10,000	$10,000	$10,000
04/2016	$10,109	$10,038	$10,019
05/2016	$10,110	$10,041	$10,037
06/2016	$10,147	$10,221	$10,057
07/2016	$10,240	$10,286	$10,076
08/2016	$10,267	$10,274	$10,095
09/2016	$10,303	$10,268	$10,117
10/2016	$10,309	$10,190	$10,136
11/2016	$10,282	$9,949	$10,154
12/2016	$10,310	$9,963	$10,175
01/2017	$10,362	$9,982	$10,197
02/2017	$10,399	$10,049	$10,218
03/2017	$10,432	$10,044	$10,236
04/2017	$10,455	$10,122	$10,260
05/2017	$10,535	$10,199	$10,282
06/2017	$10,550	$10,189	$10,308
07/2017	$10,563	$10,233	$10,334
08/2017	$10,639	$10,325	$10,360
09/2017	$10,658	$10,276	$10,386
10/2017	$10,703	$10,282	$10,413
11/2017	$10,735	$10,268	$10,439
12/2017	$10,742	$10,316	$10,467
01/2018	$10,741	$10,197	$10,497
02/2018	$10,730	$10,100	$10,524
03/2018	$10,735	$10,165	$10,557
04/2018	$10,713	$10,089	$10,588
05/2018	$10,745	$10,161	$10,622
06/2018	$10,721	$10,149	$10,657
07/2018	$10,757	$10,151	$10,691
08/2018	$10,809	$10,216	$10,728
09/2018	$10,830	$10,151	$10,762
10/2018	$10,833	$10,070	$10,799
11/2018	$10,809	$10,131	$10,839
12/2018	$10,842	$10,317	$10,877
01/2019	$10,976	$10,426	$10,916
02/2019	$11,004	$10,420	$10,953
03/2019	$11,101	$10,620	$10,996
04/2019	$11,152	$10,623	$11,035
05/2019	$11,204	$10,812	$11,078
06/2019	$11,298	$10,947	$11,121
07/2019	$11,335	$10,971	$11,159
08/2019	$11,416	$11,256	$11,201
09/2019	$11,418	$11,196	$11,239
10/2019	$11,463	$11,230	$11,279
11/2019	$11,488	$11,224	$11,312
12/2019	$11,501	$11,216	$11,347
01/2020	$11,594	$11,432	$11,381
02/2020	$11,591	$11,638	$11,416
03/2020	$10,700	$11,569	$11,468
04/2020	$11,050	$11,775	$11,488
05/2020	$11,279	$11,830	$11,507
06/2020	$11,485	$11,904	$11,528
07/2020	$11,614	$12,082	$11,549
08/2020	$11,709	$11,984	$11,569
09/2020	$11,734	$11,978	$11,590
10/2020	$11,811	$11,924	$11,610
11/2020	$11,981	$12,041	$11,630
12/2020	$12,068	$12,058	$11,651
01/2021	$12,100	$11,971	$11,671
02/2021	$12,195	$11,799	$11,691
03/2021	$12,218	$11,651	$11,711
04/2021	$12,295	$11,743	$11,731
05/2021	$12,317	$11,782	$11,750
06/2021	$12,361	$11,864	$11,769
07/2021	$12,370	$11,997	$11,789
08/2021	$12,385	$11,974	$11,809
09/2021	$12,416	$11,871	$11,830
10/2021	$12,357	$11,867	$11,849
11/2021	$12,340	$11,902	$11,869
12/2021	$12,356	$11,872	$11,890
01/2022	$12,240	$11,616	$11,909
02/2022	$12,148	$11,487	$11,930
03/2022	$11,881	$11,168	$11,953
04/2022	$11,682	$10,744	$11,975
05/2022	$11,718	$10,813	$12,003
06/2022	$11,514	$10,643	$12,025
07/2022	$11,727	$10,903	$12,051
08/2022	$11,590	$10,595	$12,091
09/2022	$11,283	$10,138	$12,141
10/2022	$11,219	$10,006	$12,180
11/2022	$11,489	$10,374	$12,239
12/2022	$11,527	$10,327	$12,304
01/2023	$11,819	$10,645	$12,362
02/2023	$11,697	$10,370	$12,423
03/2023	$11,863	$10,633	$12,497
04/2023	$11,945	$10,698	$12,557
05/2023	$11,913	$10,581	$12,627
06/2023	$11,958	$10,544	$12,706
07/2023	$12,059	$10,536	$12,777
08/2023	$12,083	$10,469	$12,856
09/2023	$11,964	$10,203	$12,936
10/2023	$11,865	$10,042	$13,015
11/2023	$12,245	$10,497	$13,095
12/2023	$12,567	$10,898	$13,178
01/2024	$12,666	$10,868	$13,256
02/2024	$12,573	$10,715	$13,332
03/2024	$12,705	$10,814	$13,414
04/2024	$12,548	$10,541	$13,494
05/2024	$12,706	$10,719	$13,581
06/2024	$12,829	$10,821	$13,659
07/2024	$13,047	$11,074	$13,743
08/2024	$13,226	$11,233	$13,831
09/2024	$13,380	$11,383	$13,914
10/2024	$13,249	$11,101	$13,990
11/2024	$13,408	$11,218	$14,066
12/2024	$13,352	$11,035	$14,146
01/2025	$13,436	$11,093	$14,222
02/2025	$13,617	$11,337	$14,290
03/2025	$13,639	$11,342	$14,362
04/2025	$13,680	$11,386	$14,435
05/2025	$13,761	$11,305	$14,512
06/2025	$13,918	$11,478	$14,583
07/2025	$13,941	$11,448	$14,658
08/2025	$14,069	$11,585	$14,741
09/2025	$14,183	$11,711	$14,815
10/2025	$14,276	$11,785	$14,891
11/2025	$14,347	$11,858	$14,957
12/2025	$14,372	$11,840	$15,034
01/2026	$14,438	$11,853	$15,103
02/2026	$14,548	$12,047	$15,167
03/2026	$14,446	$11,835	$15,237

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class I	5.92%	3.41%	3.75%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps	6.09%	5.40%	4.30%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$56,394,080
  # of Portfolio Holdings534
  Portfolio Turnover Rate302%
  Total Advisory Fees Paid - Net$154,847

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	24.0%
Corporate Bonds	23.1%
Residential Mortgage-Backed Securities - Agency	19.1%
Short-Term Investments	15.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.4%
Asset-Backed Securities	8.7%
U.S. Treasury Securities	6.8%
Foreign Government Bonds	1.8%
Other Security TypesFootnote Reference*	2.6%
Liabilities in Excess of Other Assets	(14.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	6.4%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	3.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.8%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.3%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	1.2%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 09/01/51	0.9%
U.K. Gilts, 4.38%, due 07/03/28	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Strategic Income Fund

Annual Shareholder Report — March 31, 2026

Class I: MWSIX

TSR MWSIX-0326

TCW MetWest Strategic Income Fund

Class M: MWSTX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Strategic Income Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$107	1.04%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove outperformance versus the ICE BofA U.S. 3-Month Treasury Bill Index, led by securitized products. The non-agency mortgage-backed securities (MBS) allocation was the largest contributor, benefiting from steady income and attractive yield premiums that boosted the Fund’s overall yield profile. Non-agency commercial MBS (CMBS), focused on single-asset, single-borrower (SASB) deals backed by high-quality properties, also contributed meaningfully, including positions down the capital structure. The asset-backed securities (ABS) allocation further boosted performance, led by non-traditional collateral such as digital infrastructure and single-family rentals. Outside of the allocation to securitized products, positions in high yield and investment grade corporates added value as both outperformed duration-matched Treasuries, with energy, consumer non-cyclicals, and banking sectors providing the largest tailwinds. Finally, the Fund’s positive duration position and emphasis on the front end of the curve was moderately additive as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class M	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps
03/2016	$10,000	$10,000	$10,000
04/2016	$10,095	$10,038	$10,019
05/2016	$10,093	$10,041	$10,037
06/2016	$10,141	$10,221	$10,057
07/2016	$10,231	$10,286	$10,076
08/2016	$10,256	$10,274	$10,095
09/2016	$10,290	$10,268	$10,117
10/2016	$10,293	$10,190	$10,136
11/2016	$10,265	$9,949	$10,154
12/2016	$10,290	$9,963	$10,175
01/2017	$10,326	$9,982	$10,197
02/2017	$10,374	$10,049	$10,218
03/2017	$10,391	$10,044	$10,236
04/2017	$10,425	$10,122	$10,260
05/2017	$10,489	$10,199	$10,282
06/2017	$10,502	$10,189	$10,308
07/2017	$10,514	$10,233	$10,334
08/2017	$10,587	$10,325	$10,360
09/2017	$10,603	$10,276	$10,386
10/2017	$10,646	$10,282	$10,413
11/2017	$10,675	$10,268	$10,439
12/2017	$10,680	$10,316	$10,467
01/2018	$10,691	$10,197	$10,497
02/2018	$10,677	$10,100	$10,524
03/2018	$10,680	$10,165	$10,557
04/2018	$10,656	$10,089	$10,588
05/2018	$10,672	$10,161	$10,622
06/2018	$10,660	$10,149	$10,657
07/2018	$10,677	$10,151	$10,691
08/2018	$10,727	$10,216	$10,728
09/2018	$10,760	$10,151	$10,762
10/2018	$10,747	$10,070	$10,799
11/2018	$10,721	$10,131	$10,839
12/2018	$10,751	$10,317	$10,877
01/2019	$10,882	$10,426	$10,916
02/2019	$10,921	$10,420	$10,953
03/2019	$11,001	$10,620	$10,996
04/2019	$11,051	$10,623	$11,035
05/2019	$11,113	$10,812	$11,078
06/2019	$11,204	$10,947	$11,121
07/2019	$11,224	$10,971	$11,159
08/2019	$11,301	$11,256	$11,201
09/2019	$11,301	$11,196	$11,239
10/2019	$11,358	$11,230	$11,279
11/2019	$11,365	$11,224	$11,312
12/2019	$11,376	$11,216	$11,347
01/2020	$11,466	$11,432	$11,381
02/2020	$11,475	$11,638	$11,416
03/2020	$10,577	$11,569	$11,468
04/2020	$10,921	$11,775	$11,488
05/2020	$11,164	$11,830	$11,507
06/2020	$11,351	$11,904	$11,528
07/2020	$11,492	$12,082	$11,549
08/2020	$11,570	$11,984	$11,569
09/2020	$11,608	$11,978	$11,590
10/2020	$11,674	$11,924	$11,610
11/2020	$11,848	$12,041	$11,630
12/2020	$11,932	$12,058	$11,651
01/2021	$11,976	$11,971	$11,671
02/2021	$12,067	$11,799	$11,691
03/2021	$12,072	$11,651	$11,711
04/2021	$12,146	$11,743	$11,731
05/2021	$12,165	$11,782	$11,750
06/2021	$12,207	$11,864	$11,769
07/2021	$12,213	$11,997	$11,789
08/2021	$12,226	$11,974	$11,809
09/2021	$12,253	$11,871	$11,830
10/2021	$12,192	$11,867	$11,849
11/2021	$12,174	$11,902	$11,869
12/2021	$12,187	$11,872	$11,890
01/2022	$12,070	$11,616	$11,909
02/2022	$11,978	$11,487	$11,930
03/2022	$11,712	$11,168	$11,953
04/2022	$11,513	$10,744	$11,975
05/2022	$11,564	$10,813	$12,003
06/2022	$11,360	$10,643	$12,025
07/2022	$11,551	$10,903	$12,051
08/2022	$11,413	$10,595	$12,091
09/2022	$11,127	$10,138	$12,141
10/2022	$11,062	$10,006	$12,180
11/2022	$11,307	$10,374	$12,239
12/2022	$11,343	$10,327	$12,304
01/2023	$11,628	$10,645	$12,362
02/2023	$11,506	$10,370	$12,423
03/2023	$11,685	$10,633	$12,497
04/2023	$11,763	$10,698	$12,557
05/2023	$11,730	$10,581	$12,627
06/2023	$11,752	$10,544	$12,706
07/2023	$11,849	$10,536	$12,777
08/2023	$11,871	$10,469	$12,856
09/2023	$11,752	$10,203	$12,936
10/2023	$11,652	$10,042	$13,015
11/2023	$12,023	$10,497	$13,095
12/2023	$12,336	$10,898	$13,178
01/2024	$12,431	$10,868	$13,256
02/2024	$12,337	$10,715	$13,332
03/2024	$12,464	$10,814	$13,414
04/2024	$12,308	$10,541	$13,494
05/2024	$12,461	$10,719	$13,581
06/2024	$12,578	$10,821	$13,659
07/2024	$12,790	$11,074	$13,743
08/2024	$12,983	$11,233	$13,831
09/2024	$13,111	$11,383	$13,914
10/2024	$12,979	$11,101	$13,990
11/2024	$13,134	$11,218	$14,066
12/2024	$13,076	$11,035	$14,146
01/2025	$13,156	$11,093	$14,222
02/2025	$13,351	$11,337	$14,290
03/2025	$13,370	$11,342	$14,362
04/2025	$13,408	$11,386	$14,435
05/2025	$13,463	$11,305	$14,512
06/2025	$13,618	$11,478	$14,583
07/2025	$13,637	$11,448	$14,658
08/2025	$13,760	$11,585	$14,741
09/2025	$13,869	$11,711	$14,815
10/2025	$13,956	$11,785	$14,891
11/2025	$14,023	$11,858	$14,957
12/2025	$14,045	$11,840	$15,034
01/2026	$14,106	$11,853	$15,103
02/2026	$14,211	$12,047	$15,167
03/2026	$14,108	$11,835	$15,237

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class M	5.52%	3.17%	3.50%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA U.S. 3-Month Treasury Bill Index Plus 200 bps	6.09%	5.40%	4.30%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$56,394,080
  # of Portfolio Holdings534
  Portfolio Turnover Rate302%
  Total Advisory Fees Paid - Net$154,847

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	24.0%
Corporate Bonds	23.1%
Residential Mortgage-Backed Securities - Agency	19.1%
Short-Term Investments	15.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.4%
Asset-Backed Securities	8.7%
U.S. Treasury Securities	6.8%
Foreign Government Bonds	1.8%
Other Security TypesFootnote Reference*	2.6%
Liabilities in Excess of Other Assets	(14.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	6.4%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	3.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.8%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.6%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.5%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.3%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	1.2%
Uniform Mortgage-Backed Security, TBA, 2.00%, due 09/01/51	0.9%
U.K. Gilts, 4.38%, due 07/03/28	0.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Strategic Income Fund

Annual Shareholder Report — March 31, 2026

Class M: MWSTX

TSR MWSTX-0326

TCW MetWest Sustainable Securitized Fund

Class I: MWESX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$50	0.49%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index was supported by the sizable allocation to securitized sectors outside of agency MBS, led by the position in non-agency commercial MBS (CMBS).  The allocation was focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset-backed security (ABS) exposure further enhanced relative returns amid contributions from non-traditional collateral types that provided attractive yield and spread premiums, while non-agency MBS produced a further tailwind as spreads tightened across collateral types and deal structures.  The underweight to agency MBS, meanwhile, detracted somewhat from relative returns as the sector was one of the best-performing fixed income sectors, though a modest allocation to floating rate collateralized mortgage obligations (CMOs) helped to lessen the drag given strong carry and heightened market demand.

Fund Performance

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
10/01/2021	$10,000	$10,000	$10,000
09/30/2021	$10,000	$10,000	$10,000
10/31/2021	$9,972	$9,997	$9,981
11/30/2021	$9,976	$10,027	$9,972
12/31/2021	$9,965	$10,001	$9,963
01/31/2022	$9,824	$9,786	$9,815
02/28/2022	$9,694	$9,677	$9,720
03/31/2022	$9,414	$9,408	$9,467
04/30/2022	$9,146	$9,051	$9,135
05/31/2022	$9,140	$9,109	$9,236
06/30/2022	$9,003	$8,966	$9,088
07/31/2022	$9,220	$9,185	$9,380
08/31/2022	$8,955	$8,926	$9,060
09/30/2022	$8,529	$8,540	$8,602
10/31/2022	$8,303	$8,429	$8,479
11/30/2022	$8,609	$8,739	$8,825
12/31/2022	$8,568	$8,700	$8,786
01/31/2023	$8,869	$8,968	$9,076
02/28/2023	$8,644	$8,736	$8,836
03/31/2023	$8,751	$8,958	$9,008
04/30/2023	$8,796	$9,012	$9,055
05/31/2023	$8,695	$8,914	$8,988
06/30/2023	$8,606	$8,882	$8,950
07/31/2023	$8,622	$8,876	$8,943
08/31/2023	$8,601	$8,819	$8,870
09/30/2023	$8,384	$8,595	$8,587
10/31/2023	$8,236	$8,459	$8,410
11/30/2023	$8,684	$8,843	$8,848
12/31/2023	$9,102	$9,181	$9,229
01/31/2024	$9,173	$9,156	$9,187
02/29/2024	$9,053	$9,026	$9,037
03/31/2024	$9,159	$9,110	$9,133
04/30/2024	$9,126	$8,880	$8,857
05/31/2024	$9,309	$9,030	$9,034
06/30/2024	$9,473	$9,116	$9,139
07/31/2024	$9,792	$9,329	$9,380
08/31/2024	$9,971	$9,463	$9,532
09/30/2024	$10,128	$9,589	$9,645
10/31/2024	$9,888	$9,352	$9,372
11/30/2024	$10,015	$9,450	$9,497
12/31/2024	$9,866	$9,296	$9,340
01/31/2025	$9,943	$9,345	$9,388
02/28/2025	$10,197	$9,551	$9,627
03/31/2025	$10,186	$9,554	$9,626
04/30/2025	$10,211	$9,592	$9,653
05/31/2025	$10,161	$9,523	$9,565
06/30/2025	$10,336	$9,670	$9,735
07/31/2025	$10,289	$9,644	$9,696
08/31/2025	$10,437	$9,759	$9,852
09/30/2025	$10,536	$9,866	$9,971
10/31/2025	$10,614	$9,928	$10,058
11/30/2025	$10,702	$9,989	$10,120
12/31/2025	$10,707	$9,974	$10,142
01/31/2026	$10,756	$9,985	$10,183
02/28/2026	$10,928	$10,149	$10,353
03/31/2026	$10,760	$9,970	$10,183

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 10/01/21
Class I	5.63%	1.64%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.97%
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index	5.79%	0.40%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$23,903,429
  # of Portfolio Holdings266
  Portfolio Turnover Rate354%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	44.8%
Commercial Mortgage-Backed Securities - Non-Agency	30.7%
Asset-Backed Securities	17.3%
Residential Mortgage-Backed Securities - Non-Agency	12.1%
Short-Term Investments	5.7%
U.S. Treasury Securities	4.4%
Commercial Mortgage-Backed Securities - Agency	1.2%
Liabilities in Excess of Other Assets	(16.2%)

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 01/07/55	3.4%
Government National Mortgage Association, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 01/06/55	2.2%
Government National Mortgage Association, TBA, 2.50%, due 04/21/56	2.0%
U.S. Treasury Notes, 4.13%, due 02/15/36	1.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.7%
Government National Mortgage Association, TBA, 4.50%, due 01/01/56	1.5%
Federal National Mortgage Association, 3.50%, due 07/01/52	1.5%
Federal National Mortgage Association, 3.50%, due 10/01/52	1.5%
U.S. Treasury Notes, 3.88%, due 03/31/28	1.4%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at www.tcw.com/products/mutual-funds or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On March 16, 2026, the Board of Trustees of approved a form of Agreement and Plan of Reorganization to reorganize the Fund with and into TCW Securitized Income ETF, a newly created exchange-traded fund. The effective date of the reorganization will be on or about June 8th, 2026.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Sustainable Securitized Fund

Annual Shareholder Report — March 31, 2026

Class I: MWESX

TSR MWESX-0326

TCW MetWest Sustainable Securitized Fund

Class M: MWERX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Sustainable Securitized Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829). This report contains material fund changes that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$72	0.70%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index was supported by the sizable allocation to securitized sectors outside of agency MBS, led by the position in non-agency commercial MBS (CMBS).  The allocation was focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset-backed security (ABS) exposure further enhanced relative returns amid contributions from non-traditional collateral types that provided attractive yield and spread premiums, while non-agency MBS produced a further tailwind as spreads tightened across collateral types and deal structures.  The underweight to agency MBS, meanwhile, detracted somewhat from relative returns as the sector was one of the best-performing fixed income sectors, though a modest allocation to floating rate collateralized mortgage obligations (CMOs) helped to lessen the drag given strong carry and heightened market demand.

Fund Performance

Table Summary
	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
10/01/2021	$10,000	$10,000	$10,000
09/30/2021	$10,000	$10,000	$10,000
10/31/2021	$9,988	$9,997	$9,981
11/30/2021	$9,999	$10,027	$9,972
12/31/2021	$10,000	$10,001	$9,963
01/31/2022	$9,857	$9,786	$9,815
02/28/2022	$9,724	$9,677	$9,720
03/31/2022	$9,440	$9,408	$9,467
04/30/2022	$9,169	$9,051	$9,135
05/31/2022	$9,161	$9,109	$9,236
06/30/2022	$9,021	$8,966	$9,088
07/31/2022	$9,238	$9,185	$9,380
08/31/2022	$8,970	$8,926	$9,060
09/30/2022	$8,552	$8,540	$8,602
10/31/2022	$8,314	$8,429	$8,479
11/30/2022	$8,619	$8,739	$8,825
12/31/2022	$8,586	$8,700	$8,786
01/31/2023	$8,887	$8,968	$9,076
02/28/2023	$8,660	$8,736	$8,836
03/31/2023	$8,765	$8,958	$9,008
04/30/2023	$8,799	$9,012	$9,055
05/31/2023	$8,697	$8,914	$8,988
06/30/2023	$8,606	$8,882	$8,950
07/31/2023	$8,620	$8,876	$8,943
08/31/2023	$8,609	$8,819	$8,870
09/30/2023	$8,379	$8,595	$8,587
10/31/2023	$8,240	$8,459	$8,410
11/30/2023	$8,676	$8,843	$8,848
12/31/2023	$9,092	$9,181	$9,229
01/31/2024	$9,173	$9,156	$9,187
02/29/2024	$9,051	$9,026	$9,037
03/31/2024	$9,145	$9,110	$9,133
04/30/2024	$9,111	$8,880	$8,857
05/31/2024	$9,291	$9,030	$9,034
06/30/2024	$9,454	$9,116	$9,139
07/31/2024	$9,771	$9,329	$9,380
08/31/2024	$9,948	$9,463	$9,532
09/30/2024	$10,103	$9,589	$9,645
10/31/2024	$9,862	$9,352	$9,372
11/30/2024	$9,997	$9,450	$9,497
12/31/2024	$9,835	$9,296	$9,340
01/31/2025	$9,922	$9,345	$9,388
02/28/2025	$10,162	$9,551	$9,627
03/31/2025	$10,161	$9,554	$9,626
04/30/2025	$10,184	$9,592	$9,653
05/31/2025	$10,133	$9,523	$9,565
06/30/2025	$10,305	$9,670	$9,735
07/31/2025	$10,257	$9,644	$9,696
08/31/2025	$10,390	$9,759	$9,852
09/30/2025	$10,499	$9,866	$9,971
10/31/2025	$10,575	$9,928	$10,058
11/30/2025	$10,661	$9,989	$10,120
12/31/2025	$10,652	$9,974	$10,142
01/31/2026	$10,699	$9,985	$10,183
02/28/2026	$10,881	$10,149	$10,353
03/31/2026	$10,699	$9,970	$10,183

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	Since Inception 10/01/21
Class M	5.29%	1.51%
Bloomberg U.S. Aggregate Bond Index	4.35%	3.97%
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index	5.79%	0.40%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$23,903,429
  # of Portfolio Holdings266
  Portfolio Turnover Rate354%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	44.8%
Commercial Mortgage-Backed Securities - Non-Agency	30.7%
Asset-Backed Securities	17.3%
Residential Mortgage-Backed Securities - Non-Agency	12.1%
Short-Term Investments	5.7%
U.S. Treasury Securities	4.4%
Commercial Mortgage-Backed Securities - Agency	1.2%
Liabilities in Excess of Other Assets	(16.2%)

Top Ten Holdings (as a % of Net Assets)

Table Summary
Government National Mortgage Association, TBA, 3.50%, due 01/07/55	3.4%
Government National Mortgage Association, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 01/06/55	2.2%
Government National Mortgage Association, TBA, 2.50%, due 04/21/56	2.0%
U.S. Treasury Notes, 4.13%, due 02/15/36	1.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	1.7%
Government National Mortgage Association, TBA, 4.50%, due 01/01/56	1.5%
Federal National Mortgage Association, 3.50%, due 07/01/52	1.5%
Federal National Mortgage Association, 3.50%, due 10/01/52	1.5%
U.S. Treasury Notes, 3.88%, due 03/31/28	1.4%

Material Fund Changes

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2026 at www.tcw.com/products/mutual-funds or upon request by contacting us at 800-FUND-TCW (800-386-3829).

On March 16, 2026, the Board of Trustees of approved a form of Agreement and Plan of Reorganization to reorganize the Fund with and into TCW Securitized Income ETF, a newly created exchange-traded fund. The effective date of the reorganization will be on or about June 8th, 2026.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Sustainable Securitized Fund

Annual Shareholder Report — March 31, 2026

Class M: MWERX

TSR MWERX-0326

TCW MetWest Total Return Bond Fund

Class I: MWTIX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$44	0.43%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Fund Performance

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index
03/2016	$10,000	$10,000
04/2016	$10,044	$10,038
05/2016	$10,043	$10,041
06/2016	$10,198	$10,221
07/2016	$10,273	$10,286
08/2016	$10,270	$10,274
09/2016	$10,274	$10,268
10/2016	$10,205	$10,190
11/2016	$9,995	$9,949
12/2016	$10,003	$9,963
01/2017	$10,028	$9,982
02/2017	$10,092	$10,049
03/2017	$10,093	$10,044
04/2017	$10,168	$10,122
05/2017	$10,235	$10,199
06/2017	$10,224	$10,189
07/2017	$10,261	$10,233
08/2017	$10,357	$10,325
09/2017	$10,306	$10,276
10/2017	$10,307	$10,282
11/2017	$10,306	$10,268
12/2017	$10,345	$10,316
01/2018	$10,238	$10,197
02/2018	$10,140	$10,100
03/2018	$10,211	$10,165
04/2018	$10,145	$10,089
05/2018	$10,217	$10,161
06/2018	$10,202	$10,149
07/2018	$10,207	$10,151
08/2018	$10,270	$10,216
09/2018	$10,206	$10,151
10/2018	$10,131	$10,070
11/2018	$10,186	$10,131
12/2018	$10,362	$10,317
01/2019	$10,489	$10,426
02/2019	$10,495	$10,420
03/2019	$10,693	$10,620
04/2019	$10,700	$10,623
05/2019	$10,898	$10,812
06/2019	$11,036	$10,947
07/2019	$11,051	$10,971
08/2019	$11,340	$11,256
09/2019	$11,283	$11,196
10/2019	$11,316	$11,230
11/2019	$11,318	$11,224
12/2019	$11,304	$11,216
01/2020	$11,533	$11,432
02/2020	$11,719	$11,638
03/2020	$11,566	$11,569
04/2020	$11,836	$11,775
05/2020	$11,927	$11,830
06/2020	$12,037	$11,904
07/2020	$12,241	$12,082
08/2020	$12,184	$11,984
09/2020	$12,188	$11,978
10/2020	$12,150	$11,924
11/2020	$12,300	$12,041
12/2020	$12,334	$12,058
01/2021	$12,270	$11,971
02/2021	$12,105	$11,799
03/2021	$11,975	$11,651
04/2021	$12,076	$11,743
05/2021	$12,112	$11,782
06/2021	$12,191	$11,864
07/2021	$12,325	$11,997
08/2021	$12,305	$11,974
09/2021	$12,206	$11,871
10/2021	$12,198	$11,867
11/2021	$12,221	$11,902
12/2021	$12,195	$11,872
01/2022	$11,942	$11,616
02/2022	$11,801	$11,487
03/2022	$11,427	$11,168
04/2022	$10,964	$10,744
05/2022	$11,019	$10,813
06/2022	$10,772	$10,643
07/2022	$11,081	$10,903
08/2022	$10,745	$10,595
09/2022	$10,214	$10,138
10/2022	$10,051	$10,006
11/2022	$10,455	$10,374
12/2022	$10,392	$10,327
01/2023	$10,779	$10,645
02/2023	$10,465	$10,370
03/2023	$10,765	$10,633
04/2023	$10,823	$10,698
05/2023	$10,686	$10,581
06/2023	$10,630	$10,544
07/2023	$10,634	$10,536
08/2023	$10,558	$10,469
09/2023	$10,250	$10,203
10/2023	$10,040	$10,042
11/2023	$10,556	$10,497
12/2023	$11,015	$10,898
01/2024	$11,007	$10,868
02/2024	$10,826	$10,715
03/2024	$10,921	$10,814
04/2024	$10,597	$10,541
05/2024	$10,794	$10,719
06/2024	$10,919	$10,821
07/2024	$11,207	$11,074
08/2024	$11,394	$11,233
09/2024	$11,546	$11,383
10/2024	$11,206	$11,101
11/2024	$11,345	$11,218
12/2024	$11,131	$11,035
01/2025	$11,199	$11,093
02/2025	$11,492	$11,337
03/2025	$11,474	$11,342
04/2025	$11,526	$11,386
05/2025	$11,428	$11,305
06/2025	$11,633	$11,478
07/2025	$11,589	$11,448
08/2025	$11,745	$11,585
09/2025	$11,881	$11,711
10/2025	$11,964	$11,785
11/2025	$12,036	$11,858
12/2025	$12,000	$11,840
01/2026	$12,031	$11,853
02/2026	$12,245	$12,047
03/2026	$12,002	$11,835

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class I	4.60%	0.04%	1.84%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$29,725,896,808
  # of Portfolio Holdings1,627
  Portfolio Turnover Rate405%
  Total Advisory Fees Paid - Net$107,529,300

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2026

Class I: MWTIX

TSR MWTIX-0326

TCW MetWest Total Return Bond Fund

Class M: MWTRX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$69	0.68%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Fund Performance

Table Summary
	Class M	Bloomberg U.S. Aggregate Bond Index
03/2016	$10,000	$10,000
04/2016	$10,042	$10,038
05/2016	$10,039	$10,041
06/2016	$10,192	$10,221
07/2016	$10,264	$10,286
08/2016	$10,260	$10,274
09/2016	$10,262	$10,268
10/2016	$10,200	$10,190
11/2016	$9,979	$9,949
12/2016	$9,994	$9,963
01/2017	$10,008	$9,982
02/2017	$10,080	$10,049
03/2017	$10,070	$10,044
04/2017	$10,143	$10,122
05/2017	$10,208	$10,199
06/2017	$10,204	$10,189
07/2017	$10,239	$10,233
08/2017	$10,323	$10,325
09/2017	$10,271	$10,276
10/2017	$10,269	$10,282
11/2017	$10,267	$10,268
12/2017	$10,304	$10,316
01/2018	$10,195	$10,197
02/2018	$10,105	$10,100
03/2018	$10,165	$10,165
04/2018	$10,097	$10,089
05/2018	$10,167	$10,161
06/2018	$10,159	$10,149
07/2018	$10,153	$10,151
08/2018	$10,224	$10,216
09/2018	$10,158	$10,151
10/2018	$10,072	$10,070
11/2018	$10,125	$10,131
12/2018	$10,298	$10,317
01/2019	$10,422	$10,426
02/2019	$10,425	$10,420
03/2019	$10,621	$10,620
04/2019	$10,625	$10,623
05/2019	$10,820	$10,812
06/2019	$10,954	$10,947
07/2019	$10,978	$10,971
08/2019	$11,252	$11,256
09/2019	$11,193	$11,196
10/2019	$11,235	$11,230
11/2019	$11,225	$11,224
12/2019	$11,218	$11,216
01/2020	$11,433	$11,432
02/2020	$11,626	$11,638
03/2020	$11,462	$11,569
04/2020	$11,738	$11,775
05/2020	$11,815	$11,830
06/2020	$11,922	$11,904
07/2020	$12,132	$12,082
08/2020	$12,074	$11,984
09/2020	$12,065	$11,978
10/2020	$12,025	$11,924
11/2020	$12,171	$12,041
12/2020	$12,203	$12,058
01/2021	$12,148	$11,971
02/2021	$11,983	$11,799
03/2021	$11,841	$11,651
04/2021	$11,939	$11,743
05/2021	$11,971	$11,782
06/2021	$12,048	$11,864
07/2021	$12,178	$11,997
08/2021	$12,156	$11,974
09/2021	$12,067	$11,871
10/2021	$12,046	$11,867
11/2021	$12,067	$11,902
12/2021	$12,039	$11,872
01/2022	$11,788	$11,616
02/2022	$11,647	$11,487
03/2022	$11,287	$11,168
04/2022	$10,827	$10,744
05/2022	$10,869	$10,813
06/2022	$10,624	$10,643
07/2022	$10,937	$10,903
08/2022	$10,604	$10,595
09/2022	$10,068	$10,138
10/2022	$9,906	$10,006
11/2022	$10,302	$10,374
12/2022	$10,249	$10,327
01/2023	$10,628	$10,645
02/2023	$10,306	$10,370
03/2023	$10,599	$10,633
04/2023	$10,654	$10,698
05/2023	$10,517	$10,581
06/2023	$10,460	$10,544
07/2023	$10,473	$10,536
08/2023	$10,396	$10,469
09/2023	$10,080	$10,203
10/2023	$9,872	$10,042
11/2023	$10,378	$10,497
12/2023	$10,839	$10,898
01/2024	$10,818	$10,868
02/2024	$10,638	$10,715
03/2024	$10,730	$10,814
04/2024	$10,421	$10,541
05/2024	$10,612	$10,719
06/2024	$10,722	$10,821
07/2024	$11,003	$11,074
08/2024	$11,184	$11,233
09/2024	$11,343	$11,383
10/2024	$10,995	$11,101
11/2024	$11,142	$11,218
12/2024	$10,917	$11,035
01/2025	$10,982	$11,093
02/2025	$11,267	$11,337
03/2025	$11,249	$11,342
04/2025	$11,299	$11,386
05/2025	$11,201	$11,305
06/2025	$11,399	$11,478
07/2025	$11,354	$11,448
08/2025	$11,505	$11,585
09/2025	$11,636	$11,711
10/2025	$11,715	$11,785
11/2025	$11,783	$11,858
12/2025	$11,745	$11,840
01/2026	$11,785	$11,853
02/2026	$11,979	$12,047
03/2026	$11,738	$11,835

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class M	4.35%	-0.17%	1.62%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$29,725,896,808
  # of Portfolio Holdings1,627
  Portfolio Turnover Rate405%
  Total Advisory Fees Paid - Net$107,529,300

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2026

Class M: MWTRX

TSR MWTRX-0326

TCW MetWest Total Return Bond Fund

Administrative Class: MWTNX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Administrative Class	$82	0.80%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Fund Performance

Table Summary
	Administrative Class	Bloomberg U.S. Aggregate Bond Index
03/2016	$10,000	$10,000
04/2016	$10,041	$10,038
05/2016	$10,037	$10,041
06/2016	$10,189	$10,221
07/2016	$10,260	$10,286
08/2016	$10,254	$10,274
09/2016	$10,256	$10,268
10/2016	$10,183	$10,190
11/2016	$9,971	$9,949
12/2016	$9,976	$9,963
01/2017	$9,999	$9,982
02/2017	$10,060	$10,049
03/2017	$10,058	$10,044
04/2017	$10,121	$10,122
05/2017	$10,194	$10,199
06/2017	$10,180	$10,189
07/2017	$10,214	$10,233
08/2017	$10,307	$10,325
09/2017	$10,253	$10,276
10/2017	$10,251	$10,282
11/2017	$10,248	$10,268
12/2017	$10,284	$10,316
01/2018	$10,175	$10,197
02/2018	$10,074	$10,100
03/2018	$10,142	$10,165
04/2018	$10,074	$10,089
05/2018	$10,143	$10,161
06/2018	$10,125	$10,149
07/2018	$10,127	$10,151
08/2018	$10,187	$10,216
09/2018	$10,121	$10,151
10/2018	$10,034	$10,070
11/2018	$10,086	$10,131
12/2018	$10,267	$10,317
01/2019	$10,390	$10,426
02/2019	$10,382	$10,420
03/2019	$10,585	$10,620
04/2019	$10,588	$10,623
05/2019	$10,781	$10,812
06/2019	$10,914	$10,947
07/2019	$10,927	$10,971
08/2019	$11,209	$11,256
09/2019	$11,149	$11,196
10/2019	$11,179	$11,230
11/2019	$11,178	$11,224
12/2019	$11,161	$11,216
01/2020	$11,383	$11,432
02/2020	$11,565	$11,638
03/2020	$11,411	$11,569
04/2020	$11,673	$11,775
05/2020	$11,759	$11,830
06/2020	$11,865	$11,904
07/2020	$12,062	$12,082
08/2020	$12,002	$11,984
09/2020	$12,003	$11,978
10/2020	$11,963	$11,924
11/2020	$12,107	$12,041
12/2020	$12,137	$12,058
01/2021	$12,071	$11,971
02/2021	$11,916	$11,799
03/2021	$11,775	$11,651
04/2021	$11,871	$11,743
05/2021	$11,902	$11,782
06/2021	$11,977	$11,864
07/2021	$12,105	$11,997
08/2021	$12,082	$11,974
09/2021	$11,982	$11,871
10/2021	$11,970	$11,867
11/2021	$11,990	$11,902
12/2021	$11,961	$11,872
01/2022	$11,710	$11,616
02/2022	$11,569	$11,487
03/2022	$11,199	$11,168
04/2022	$10,743	$10,744
05/2022	$10,794	$10,813
06/2022	$10,550	$10,643
07/2022	$10,848	$10,903
08/2022	$10,517	$10,595
09/2022	$9,995	$10,138
10/2022	$9,833	$10,006
11/2022	$10,225	$10,374
12/2022	$10,160	$10,327
01/2023	$10,535	$10,645
02/2023	$10,226	$10,370
03/2023	$10,516	$10,633
04/2023	$10,570	$10,698
05/2023	$10,433	$10,581
06/2023	$10,375	$10,544
07/2023	$10,376	$10,536
08/2023	$10,299	$10,469
09/2023	$9,997	$10,203
10/2023	$9,790	$10,042
11/2023	$10,290	$10,497
12/2023	$10,734	$10,898
01/2024	$10,723	$10,868
02/2024	$10,544	$10,715
03/2024	$10,633	$10,814
04/2024	$10,315	$10,541
05/2024	$10,504	$10,719
06/2024	$10,623	$10,821
07/2024	$10,900	$11,074
08/2024	$11,078	$11,233
09/2024	$11,235	$11,383
10/2024	$10,889	$11,101
11/2024	$11,033	$11,218
12/2024	$10,810	$11,035
01/2025	$10,873	$11,093
02/2025	$11,155	$11,337
03/2025	$11,134	$11,342
04/2025	$11,182	$11,386
05/2025	$11,083	$11,305
06/2025	$11,279	$11,478
07/2025	$11,233	$11,448
08/2025	$11,381	$11,585
09/2025	$11,509	$11,711
10/2025	$11,586	$11,785
11/2025	$11,652	$11,858
12/2025	$11,613	$11,840
01/2026	$11,640	$11,853
02/2026	$11,843	$12,047
03/2026	$11,604	$11,835

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Administrative Class	4.22%	-0.29%	1.50%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$29,725,896,808
  # of Portfolio Holdings1,627
  Portfolio Turnover Rate405%
  Total Advisory Fees Paid - Net$107,529,300

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2026

Administrative Class: MWTNX

TSR MWTNX-0326

TCW MetWest Total Return Bond Fund

Plan Class: MWTSX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$39	0.38%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Fund Performance

Table Summary
	Plan Class	Bloomberg U.S. Aggregate Bond Index
03/2016	$10,000	$10,000
04/2016	$10,046	$10,038
05/2016	$10,045	$10,041
06/2016	$10,199	$10,221
07/2016	$10,277	$10,286
08/2016	$10,274	$10,274
09/2016	$10,278	$10,268
10/2016	$10,214	$10,190
11/2016	$10,000	$9,949
12/2016	$10,008	$9,963
01/2017	$10,035	$9,982
02/2017	$10,102	$10,049
03/2017	$10,103	$10,044
04/2017	$10,173	$10,122
05/2017	$10,243	$10,199
06/2017	$10,241	$10,189
07/2017	$10,270	$10,233
08/2017	$10,361	$10,325
09/2017	$10,317	$10,276
10/2017	$10,316	$10,282
11/2017	$10,315	$10,268
12/2017	$10,357	$10,316
01/2018	$10,252	$10,197
02/2018	$10,158	$10,100
03/2018	$10,222	$10,165
04/2018	$10,162	$10,089
05/2018	$10,238	$10,161
06/2018	$10,221	$10,149
07/2018	$10,225	$10,151
08/2018	$10,292	$10,216
09/2018	$10,233	$10,151
10/2018	$10,142	$10,070
11/2018	$10,200	$10,131
12/2018	$10,386	$10,317
01/2019	$10,509	$10,426
02/2019	$10,514	$10,420
03/2019	$10,713	$10,620
04/2019	$10,719	$10,623
05/2019	$10,929	$10,812
06/2019	$11,063	$10,947
07/2019	$11,079	$10,971
08/2019	$11,364	$11,256
09/2019	$11,313	$11,196
10/2019	$11,348	$11,230
11/2019	$11,339	$11,224
12/2019	$11,345	$11,216
01/2020	$11,566	$11,432
02/2020	$11,753	$11,638
03/2020	$11,601	$11,569
04/2020	$11,876	$11,775
05/2020	$11,962	$11,830
06/2020	$12,079	$11,904
07/2020	$12,285	$12,082
08/2020	$12,224	$11,984
09/2020	$12,228	$11,978
10/2020	$12,188	$11,924
11/2020	$12,336	$12,041
12/2020	$12,385	$12,058
01/2021	$12,316	$11,971
02/2021	$12,151	$11,799
03/2021	$12,024	$11,651
04/2021	$12,120	$11,743
05/2021	$12,158	$11,782
06/2021	$12,243	$11,864
07/2021	$12,375	$11,997
08/2021	$12,353	$11,974
09/2021	$12,259	$11,871
10/2021	$12,250	$11,867
11/2021	$12,275	$11,902
12/2021	$12,247	$11,872
01/2022	$12,000	$11,616
02/2022	$11,849	$11,487
03/2022	$11,483	$11,168
04/2022	$11,023	$10,744
05/2022	$11,069	$10,813
06/2022	$10,828	$10,643
07/2022	$11,133	$10,903
08/2022	$10,796	$10,595
09/2022	$10,263	$10,138
10/2022	$10,099	$10,006
11/2022	$10,506	$10,374
12/2022	$10,449	$10,327
01/2023	$10,837	$10,645
02/2023	$10,511	$10,370
03/2023	$10,819	$10,633
04/2023	$10,880	$10,698
05/2023	$10,743	$10,581
06/2023	$10,681	$10,544
07/2023	$10,696	$10,536
08/2023	$10,625	$10,469
09/2023	$10,306	$10,203
10/2023	$10,104	$10,042
11/2023	$10,618	$10,497
12/2023	$11,083	$10,898
01/2024	$11,072	$10,868
02/2024	$10,889	$10,715
03/2024	$10,989	$10,814
04/2024	$10,666	$10,541
05/2024	$10,862	$10,719
06/2024	$10,994	$10,821
07/2024	$11,275	$11,074
08/2024	$11,460	$11,233
09/2024	$11,621	$11,383
10/2024	$11,280	$11,101
11/2024	$11,428	$11,218
12/2024	$11,207	$11,035
01/2025	$11,279	$11,093
02/2025	$11,565	$11,337
03/2025	$11,558	$11,342
04/2025	$11,599	$11,386
05/2025	$11,505	$11,305
06/2025	$11,709	$11,478
07/2025	$11,674	$11,448
08/2025	$11,827	$11,585
09/2025	$11,957	$11,711
10/2025	$12,046	$11,785
11/2025	$12,121	$11,858
12/2025	$12,088	$11,840
01/2026	$12,120	$11,853
02/2026	$12,333	$12,047
03/2026	$12,099	$11,835

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Plan Class	4.68%	0.12%	1.92%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$29,725,896,808
  # of Portfolio Holdings1,627
  Portfolio Turnover Rate405%
  Total Advisory Fees Paid - Net$107,529,300

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2026

Plan Class: MWTSX

TSR MWTSX-0326

TCW MetWest Total Return Bond Fund

Class I-2: MWTTX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-2	$54	0.53%

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Fund Performance

Table Summary
	Class I-2	Bloomberg U.S. Aggregate Bond Index
03/06/2020	$10,000	$10,000
03/31/2020	$9,707	$9,941
04/30/2020	$9,942	$10,118
05/31/2020	$10,024	$10,165
06/30/2020	$10,117	$10,229
07/31/2020	$10,290	$10,382
08/31/2020	$10,242	$10,298
09/30/2020	$10,246	$10,292
10/31/2020	$10,213	$10,246
11/30/2020	$10,338	$10,347
12/31/2020	$10,366	$10,361
01/31/2021	$10,312	$10,287
02/28/2021	$10,181	$10,138
03/31/2021	$10,061	$10,012
04/30/2021	$10,146	$10,091
05/31/2021	$10,175	$10,124
06/30/2021	$10,241	$10,195
07/31/2021	$10,354	$10,309
08/31/2021	$10,336	$10,289
09/30/2021	$10,253	$10,200
10/31/2021	$10,245	$10,197
11/30/2021	$10,264	$10,228
12/31/2021	$10,241	$10,201
01/31/2022	$10,028	$9,982
02/28/2022	$9,909	$9,870
03/31/2022	$9,594	$9,596
04/30/2022	$9,204	$9,232
05/31/2022	$9,250	$9,291
06/30/2022	$9,043	$9,146
07/31/2022	$9,301	$9,369
08/31/2022	$9,018	$9,104
09/30/2022	$8,573	$8,711
10/31/2022	$8,436	$8,598
11/30/2022	$8,774	$8,914
12/31/2022	$8,720	$8,874
01/31/2023	$9,044	$9,147
02/28/2023	$8,779	$8,911
03/31/2023	$9,021	$9,137
04/30/2023	$9,080	$9,192
05/31/2023	$8,964	$9,092
06/30/2023	$8,917	$9,060
07/31/2023	$8,919	$9,054
08/31/2023	$8,855	$8,996
09/30/2023	$8,596	$8,767
10/31/2023	$8,419	$8,629
11/30/2023	$8,852	$9,020
12/31/2023	$9,236	$9,365
01/31/2024	$9,229	$9,339
02/29/2024	$9,076	$9,207
03/31/2024	$9,156	$9,292
04/30/2024	$8,884	$9,057
05/31/2024	$9,048	$9,211
06/30/2024	$9,153	$9,298
07/31/2024	$9,393	$9,515
08/31/2024	$9,549	$9,652
09/30/2024	$9,677	$9,781
10/31/2024	$9,391	$9,539
11/30/2024	$9,507	$9,640
12/31/2024	$9,326	$9,482
01/31/2025	$9,382	$9,532
02/28/2025	$9,628	$9,742
03/31/2025	$9,613	$9,746
04/30/2025	$9,656	$9,784
05/31/2025	$9,573	$9,714
06/30/2025	$9,744	$9,863
07/31/2025	$9,707	$9,837
08/31/2025	$9,837	$9,955
09/30/2025	$9,950	$10,063
10/31/2025	$10,019	$10,126
11/30/2025	$10,078	$10,189
12/31/2025	$10,047	$10,174
01/31/2026	$10,072	$10,185
02/28/2026	$10,250	$10,352
03/31/2026	$10,045	$10,169

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 03/06/20
Class I-2	4.50%	-0.03%	0.07%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	3.97%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$29,725,896,808
  # of Portfolio Holdings1,627
  Portfolio Turnover Rate405%
  Total Advisory Fees Paid - Net$107,529,300

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2026

Class I-2: MWTTX

TSR MWTTX-0326

TCW MetWest Total Return Bond Fund

Class I-3: MWTZX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Total Return Bond Fund (the "Fund") for the period of August 26, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$36Footnote Reference+	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Relative outperformance versus the Bloomberg U.S. Aggregate Bond Index was largely supported by residential MBS, including the overweight to agency MBS, which was one of the top-performing sectors over the period amid reduced rate volatility as Fed easing continued, and a positive tailwind from government-sponsored purchase programs announced in late 2025 and early 2026. Lower coupon issues outperformed on the heels of the announcement in early 2026, prompting a trimming of Fund exposure to that part of the coupon stack in favor of belly coupons that offer incrementally more carry while still protecting against prepayment risk. Non-agency MBS positions were also significant to outperformance, with allocations to newer, re-securitized issues contributing the most, though both legacy and “2.0” collateral benefitted from compelling yields and strong carry. Additional small contributions came from overweight positions across securitized credit – CMBS and ABS – which finished the period in firmly positive territory and outpaced Treasuries on a duration-adjusted.  Offsetting the overweight to securitized credits was an underweight to corporate credit, which was a headwind as corporate spreads moved tighter on continued investor demand for yield. Issue selection among corporates was positive, however, due to additions made during the volatility in April that were subsequently trimmed to capture gains. Finally, against a backdrop of continued Fed easing and steepening of the yield curve, the Fund’s longer-than-Index duration position and emphasis on front-end yields contributed to relative returns.

Fund Performance

Table Summary
	Class I-3	Bloomberg U.S. Aggregate Bond Index
08/26/2025	$10,000	$10,000
08/2025	$10,034	$10,120
09/2025	$10,141	$10,230
10/2025	$10,217	$10,294
11/2025	$10,284	$10,358
12/2025	$10,243	$10,343
01/2026	$10,278	$10,354
02/2026	$10,446	$10,523
03/2026	$10,248	$10,338

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 08/26/25
Class I-3	2.48%
Bloomberg U.S. Aggregate Bond Index	3.97%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$29,725,896,808
  # of Portfolio Holdings1,627
  Portfolio Turnover Rate405%
  Total Advisory Fees Paid - Net$107,529,300

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	36.8%
U.S. Treasury Securities	23.1%
Corporate Bonds	16.9%
Short-Term Investments	13.9%
Residential Mortgage-Backed Securities - Non-Agency	9.3%
Asset-Backed Securities	4.9%
Commercial Mortgage-Backed Securities - Non-Agency	3.7%
Foreign Government Bonds	2.8%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(15.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/31	6.7%
U.S. Treasury Notes, 3.88%, due 03/31/28	3.9%
U.S. Treasury Notes, 4.25%, due 03/31/33	3.4%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.0%
U.S. Treasury Bonds, 4.63%, due 02/15/46	3.0%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.4%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	2.4%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.2%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	2.0%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Total Return Bond Fund

Annual Shareholder Report — March 31, 2026

Class I-3: MWTZX

TSR MWTZX-0326

TCW MetWest Ultra Short Bond Fund

Class I: MWUIX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$35	0.34%

How did the Fund perform last year and what affected its performance?

The overweight duration position and focus on the front end of the yield curve significantly contributed to outperformance versus the ICE BofA 1-Year U.S. Treasury Index as the yield curve steepened and shorter maturity yields declined. Diversified exposure to fixed income spread sectors also supported relative performance, led by securitized products. Residential mortgage-backed securities (MBS) added value as the agency MBS sector was one of the top-performing fixed income sectors over the year, while non-agency MBS benefited from steady income and attractive yield premiums, enhancing the Fund’s yield profile. Non-agency commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) further contributed, driven by single-asset, single-borrower (SASB) CMBS deals, collateralized loan obligations (CLOs), and ABS linked to digital infrastructure. Corporate credit exposure—particularly the emphasis on financials—also boosted returns, with both investment grade and high yield outperforming duration-matched Treasuries.

Fund Performance

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-Year U.S. Treasury Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,008	$10,038	$10,010
05/2016	$10,016	$10,041	$10,006
06/2016	$10,048	$10,221	$10,029
07/2016	$10,033	$10,286	$10,029
08/2016	$10,043	$10,274	$10,028
09/2016	$10,052	$10,268	$10,035
10/2016	$10,063	$10,190	$10,040
11/2016	$10,072	$9,949	$10,033
12/2016	$10,076	$9,963	$10,040
01/2017	$10,088	$9,982	$10,054
02/2017	$10,097	$10,049	$10,060
03/2017	$10,106	$10,044	$10,056
04/2017	$10,116	$10,122	$10,064
05/2017	$10,150	$10,199	$10,066
06/2017	$10,137	$10,189	$10,070
07/2017	$10,171	$10,233	$10,083
08/2017	$10,182	$10,325	$10,093
09/2017	$10,192	$10,276	$10,095
10/2017	$10,178	$10,282	$10,099
11/2017	$10,188	$10,268	$10,093
12/2017	$10,200	$10,316	$10,097
01/2018	$10,189	$10,197	$10,102
02/2018	$10,201	$10,100	$10,105
03/2018	$10,215	$10,165	$10,122
04/2018	$10,230	$10,089	$10,128
05/2018	$10,247	$10,161	$10,150
06/2018	$10,264	$10,149	$10,162
07/2018	$10,257	$10,151	$10,176
08/2018	$10,299	$10,216	$10,198
09/2018	$10,294	$10,151	$10,204
10/2018	$10,315	$10,070	$10,225
11/2018	$10,335	$10,131	$10,248
12/2018	$10,380	$10,317	$10,284
01/2019	$10,402	$10,426	$10,312
02/2019	$10,424	$10,420	$10,333
03/2019	$10,474	$10,620	$10,369
04/2019	$10,501	$10,623	$10,392
05/2019	$10,527	$10,812	$10,424
06/2019	$10,554	$10,947	$10,466
07/2019	$10,580	$10,971	$10,472
08/2019	$10,607	$11,256	$10,512
09/2019	$10,633	$11,196	$10,524
10/2019	$10,656	$11,230	$10,560
11/2019	$10,655	$11,224	$10,566
12/2019	$10,677	$11,216	$10,586
01/2020	$10,727	$11,432	$10,611
02/2020	$10,771	$11,638	$10,662
03/2020	$10,660	$11,569	$10,768
04/2020	$10,722	$11,775	$10,763
05/2020	$10,731	$11,830	$10,760
06/2020	$10,765	$11,904	$10,765
07/2020	$10,771	$12,082	$10,770
08/2020	$10,803	$11,984	$10,769
09/2020	$10,808	$11,978	$10,773
10/2020	$10,812	$11,924	$10,773
11/2020	$10,817	$12,041	$10,778
12/2020	$10,822	$12,058	$10,779
01/2021	$10,827	$11,971	$10,781
02/2021	$10,832	$11,799	$10,783
03/2021	$10,812	$11,651	$10,786
04/2021	$10,843	$11,743	$10,789
05/2021	$10,851	$11,782	$10,790
06/2021	$10,832	$11,864	$10,789
07/2021	$10,838	$11,997	$10,792
08/2021	$10,845	$11,974	$10,792
09/2021	$10,848	$11,871	$10,791
10/2021	$10,853	$11,867	$10,788
11/2021	$10,832	$11,902	$10,783
12/2021	$10,839	$11,872	$10,771
01/2022	$10,795	$11,616	$10,743
02/2022	$10,774	$11,487	$10,726
03/2022	$10,681	$11,168	$10,685
04/2022	$10,613	$10,744	$10,665
05/2022	$10,651	$10,813	$10,688
06/2022	$10,590	$10,643	$10,634
07/2022	$10,661	$10,903	$10,652
08/2022	$10,630	$10,595	$10,627
09/2022	$10,497	$10,138	$10,581
10/2022	$10,445	$10,006	$10,587
11/2022	$10,574	$10,374	$10,619
12/2022	$10,580	$10,327	$10,661
01/2023	$10,714	$10,645	$10,698
02/2023	$10,665	$10,370	$10,701
03/2023	$10,777	$10,633	$10,794
04/2023	$10,813	$10,698	$10,813
05/2023	$10,797	$10,581	$10,814
06/2023	$10,782	$10,544	$10,839
07/2023	$10,821	$10,536	$10,889
08/2023	$10,862	$10,469	$10,932
09/2023	$10,824	$10,203	$10,970
10/2023	$10,815	$10,042	$11,018
11/2023	$10,991	$10,497	$11,088
12/2023	$11,141	$10,898	$11,166
01/2024	$11,211	$10,868	$11,210
02/2024	$11,171	$10,715	$11,214
03/2024	$11,241	$10,814	$11,258
04/2024	$11,199	$10,541	$11,282
05/2024	$11,272	$10,719	$11,335
06/2024	$11,342	$10,821	$11,383
07/2024	$11,497	$11,074	$11,466
08/2024	$11,594	$11,233	$11,538
09/2024	$11,682	$11,383	$11,614
10/2024	$11,615	$11,101	$11,611
11/2024	$11,691	$11,218	$11,644
12/2024	$11,706	$11,035	$11,696
01/2025	$11,776	$11,093	$11,732
02/2025	$11,871	$11,337	$11,776
03/2025	$11,914	$11,342	$11,819
04/2025	$11,979	$11,386	$11,871
05/2025	$11,997	$11,305	$11,877
06/2025	$12,069	$11,478	$11,926
07/2025	$12,110	$11,448	$11,942
08/2025	$12,212	$11,585	$12,012
09/2025	$12,255	$11,711	$12,061
10/2025	$12,297	$11,785	$12,093
11/2025	$12,337	$11,858	$12,136
12/2025	$12,395	$11,840	$12,181
01/2026	$12,457	$11,853	$12,211
02/2026	$12,486	$12,047	$12,243
03/2026	$12,466	$11,835	$12,253

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class I	4.63%	2.89%	2.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-Year U.S. Treasury Index	3.67%	2.58%	2.05%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$41,513,347
  # of Portfolio Holdings241
  Portfolio Turnover Rate552%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
U.S. Treasury Securities	25.8%
Corporate Bonds	25.7%
Residential Mortgage-Backed Securities - Agency	21.1%
Asset-Backed Securities	13.3%
Short-Term Investments	12.0%
Commercial Mortgage-Backed Securities - Non-Agency	5.4%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
U.S. Government Agency Obligations	3.6%
Other Security TypesFootnote Reference*	2.5%
Liabilities in Excess of Other Assets	(13.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	23.8%
U.S. International Development Finance Corp., 1.49%, due 08/15/31	3.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.5%
Bank of America Corp., 3.82%, due 01/20/28 (3 mo. USD Term SOFR + 1.837%)	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.2%
Citigroup, Inc., 1.46%, due 06/09/27 (1 day USD SOFR + 0.770%)	2.0%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.7%
Morgan Stanley Private Bank NA, 4.20%, due 11/17/28 (1 day USD SOFR + 0.780%)	1.5%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.4%
Wells Fargo & Co., 2.39%, due 06/02/28 (1 day USD SOFR + 2.100%)	1.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Ultra Short Bond Fund

Annual Shareholder Report — March 31, 2026

Class I: MWUIX

TSR MWUIX-0326

TCW MetWest Ultra Short Bond Fund

Class M: MWUSX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Ultra Short Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$51	0.50%

How did the Fund perform last year and what affected its performance?

The overweight duration position and focus on the front end of the yield curve significantly contributed to outperformance versus the ICE BofA 1-Year U.S. Treasury Index as the yield curve steepened and shorter maturity yields declined. Diversified exposure to fixed income spread sectors also supported relative performance, led by securitized products. Residential mortgage-backed securities (MBS) added value as the agency MBS sector was one of the top-performing fixed income sectors over the year, while non-agency MBS benefited from steady income and attractive yield premiums, enhancing the Fund’s yield profile. Non-agency commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) further contributed, driven by single-asset, single-borrower (SASB) CMBS deals, collateralized loan obligations (CLOs), and ABS linked to digital infrastructure. Corporate credit exposure—particularly the emphasis on financials—also boosted returns, with both investment grade and high yield outperforming duration-matched Treasuries.

Fund Performance

Table Summary
	Class M	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-Year U.S. Treasury Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,030	$10,038	$10,010
05/2016	$10,014	$10,041	$10,006
06/2016	$10,044	$10,221	$10,029
07/2016	$10,051	$10,286	$10,029
08/2016	$10,059	$10,274	$10,028
09/2016	$10,068	$10,268	$10,035
10/2016	$10,077	$10,190	$10,040
11/2016	$10,061	$9,949	$10,033
12/2016	$10,088	$9,963	$10,040
01/2017	$10,098	$9,982	$10,054
02/2017	$10,106	$10,049	$10,060
03/2017	$10,114	$10,044	$10,056
04/2017	$10,123	$10,122	$10,064
05/2017	$10,131	$10,199	$10,066
06/2017	$10,140	$10,189	$10,070
07/2017	$10,149	$10,233	$10,083
08/2017	$10,159	$10,325	$10,093
09/2017	$10,168	$10,276	$10,095
10/2017	$10,176	$10,282	$10,099
11/2017	$10,161	$10,268	$10,093
12/2017	$10,172	$10,316	$10,097
01/2018	$10,183	$10,197	$10,102
02/2018	$10,170	$10,100	$10,105
03/2018	$10,182	$10,165	$10,122
04/2018	$10,196	$10,089	$10,128
05/2018	$10,211	$10,161	$10,150
06/2018	$10,227	$10,149	$10,162
07/2018	$10,242	$10,151	$10,176
08/2018	$10,259	$10,216	$10,198
09/2018	$10,253	$10,151	$10,204
10/2018	$10,272	$10,070	$10,225
11/2018	$10,291	$10,131	$10,248
12/2018	$10,335	$10,317	$10,284
01/2019	$10,379	$10,426	$10,312
02/2019	$10,376	$10,420	$10,333
03/2019	$10,424	$10,620	$10,369
04/2019	$10,450	$10,623	$10,392
05/2019	$10,474	$10,812	$10,424
06/2019	$10,524	$10,947	$10,466
07/2019	$10,524	$10,971	$10,472
08/2019	$10,574	$11,256	$10,512
09/2019	$10,574	$11,196	$10,524
10/2019	$10,595	$11,230	$10,560
11/2019	$10,618	$11,224	$10,566
12/2019	$10,638	$11,216	$10,586
01/2020	$10,662	$11,432	$10,611
02/2020	$10,703	$11,638	$10,662
03/2020	$10,617	$11,569	$10,768
04/2020	$10,652	$11,775	$10,763
05/2020	$10,685	$11,830	$10,760
06/2020	$10,717	$11,904	$10,765
07/2020	$10,722	$12,082	$10,770
08/2020	$10,726	$11,984	$10,769
09/2020	$10,731	$11,978	$10,773
10/2020	$10,733	$11,924	$10,773
11/2020	$10,736	$12,041	$10,778
12/2020	$10,765	$12,058	$10,779
01/2021	$10,768	$11,971	$10,781
02/2021	$10,747	$11,799	$10,783
03/2021	$10,726	$11,651	$10,786
04/2021	$10,755	$11,743	$10,789
05/2021	$10,762	$11,782	$10,790
06/2021	$10,767	$11,864	$10,789
07/2021	$10,771	$11,997	$10,792
08/2021	$10,751	$11,974	$10,792
09/2021	$10,753	$11,871	$10,791
10/2021	$10,756	$11,867	$10,788
11/2021	$10,734	$11,902	$10,783
12/2021	$10,740	$11,872	$10,771
01/2022	$10,719	$11,616	$10,743
02/2022	$10,672	$11,487	$10,726
03/2022	$10,604	$11,168	$10,685
04/2022	$10,510	$10,744	$10,665
05/2022	$10,571	$10,813	$10,688
06/2022	$10,509	$10,643	$10,634
07/2022	$10,578	$10,903	$10,652
08/2022	$10,520	$10,595	$10,627
09/2022	$10,387	$10,138	$10,581
10/2022	$10,359	$10,006	$10,587
11/2022	$10,461	$10,374	$10,619
12/2022	$10,491	$10,327	$10,661
01/2023	$10,622	$10,645	$10,698
02/2023	$10,547	$10,370	$10,701
03/2023	$10,656	$10,633	$10,794
04/2023	$10,690	$10,698	$10,813
05/2023	$10,673	$10,581	$10,814
06/2023	$10,657	$10,544	$10,839
07/2023	$10,693	$10,536	$10,889
08/2023	$10,732	$10,469	$10,932
09/2023	$10,693	$10,203	$10,970
10/2023	$10,710	$10,042	$11,018
11/2023	$10,882	$10,497	$11,088
12/2023	$11,002	$10,898	$11,166
01/2024	$11,070	$10,868	$11,210
02/2024	$11,057	$10,715	$11,214
03/2024	$11,097	$10,814	$11,258
04/2024	$11,054	$10,541	$11,282
05/2024	$11,152	$10,719	$11,335
06/2024	$11,192	$10,821	$11,383
07/2024	$11,343	$11,074	$11,466
08/2024	$11,439	$11,233	$11,538
09/2024	$11,523	$11,383	$11,614
10/2024	$11,483	$11,101	$11,611
11/2024	$11,529	$11,218	$11,644
12/2024	$11,570	$11,035	$11,696
01/2025	$11,610	$11,093	$11,732
02/2025	$11,702	$11,337	$11,776
03/2025	$11,743	$11,342	$11,819
04/2025	$11,805	$11,386	$11,871
05/2025	$11,822	$11,305	$11,877
06/2025	$11,891	$11,478	$11,926
07/2025	$11,901	$11,448	$11,942
08/2025	$12,000	$11,585	$12,012
09/2025	$12,069	$11,711	$12,061
10/2025	$12,109	$11,785	$12,093
11/2025	$12,147	$11,858	$12,136
12/2025	$12,203	$11,840	$12,181
01/2026	$12,262	$11,853	$12,211
02/2026	$12,289	$12,047	$12,243
03/2026	$12,267	$11,835	$12,253

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class M	4.47%	2.72%	2.06%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
ICE BofA 1-Year U.S. Treasury Index	3.67%	2.58%	2.05%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$41,513,347
  # of Portfolio Holdings241
  Portfolio Turnover Rate552%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
U.S. Treasury Securities	25.8%
Corporate Bonds	25.7%
Residential Mortgage-Backed Securities - Agency	21.1%
Asset-Backed Securities	13.3%
Short-Term Investments	12.0%
Commercial Mortgage-Backed Securities - Non-Agency	5.4%
Residential Mortgage-Backed Securities - Non-Agency	4.1%
U.S. Government Agency Obligations	3.6%
Other Security TypesFootnote Reference*	2.5%
Liabilities in Excess of Other Assets	(13.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.88%, due 03/31/28	23.8%
U.S. International Development Finance Corp., 1.49%, due 08/15/31	3.6%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.5%
Bank of America Corp., 3.82%, due 01/20/28 (3 mo. USD Term SOFR + 1.837%)	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.2%
Citigroup, Inc., 1.46%, due 06/09/27 (1 day USD SOFR + 0.770%)	2.0%
U.S. Treasury Notes, 3.50%, due 03/15/29	1.7%
Morgan Stanley Private Bank NA, 4.20%, due 11/17/28 (1 day USD SOFR + 0.780%)	1.5%
JPMorgan Chase & Co., 3.78%, due 02/01/28 (3 mo. USD Term SOFR + 1.599%)	1.4%
Wells Fargo & Co., 2.39%, due 06/02/28 (1 day USD SOFR + 2.100%)	1.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Ultra Short Bond Fund

Annual Shareholder Report — March 31, 2026

Class M: MWUSX

TSR MWUSX-0326

TCW MetWest Unconstrained Bond Fund

Class I: MWCIX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$74	0.72%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove strong outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index over the period. Securitized products were the largest contributor, led by non-agency mortgage-backed securities (MBS), where steady income, attractive yield premiums, and resilient collateral performance supported returns. Commercial MBS (CMBS) also contributed meaningfully, with positioning focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset backed securities (ABS) contributed further given diversified exposure to non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,079	$10,038	$10,002
05/2016	$10,108	$10,041	$10,002
06/2016	$10,154	$10,221	$10,005
07/2016	$10,219	$10,286	$10,007
08/2016	$10,257	$10,274	$10,010
09/2016	$10,295	$10,268	$10,013
10/2016	$10,309	$10,190	$10,015
11/2016	$10,288	$9,949	$10,016
12/2016	$10,315	$9,963	$10,020
01/2017	$10,371	$9,982	$10,024
02/2017	$10,415	$10,049	$10,028
03/2017	$10,443	$10,044	$10,030
04/2017	$10,474	$10,122	$10,036
05/2017	$10,526	$10,199	$10,042
06/2017	$10,566	$10,189	$10,050
07/2017	$10,597	$10,233	$10,058
08/2017	$10,647	$10,325	$10,066
09/2017	$10,663	$10,276	$10,075
10/2017	$10,684	$10,282	$10,084
11/2017	$10,698	$10,268	$10,092
12/2017	$10,725	$10,316	$10,101
01/2018	$10,722	$10,197	$10,112
02/2018	$10,698	$10,100	$10,122
03/2018	$10,704	$10,165	$10,135
04/2018	$10,701	$10,089	$10,149
05/2018	$10,732	$10,161	$10,164
06/2018	$10,736	$10,149	$10,179
07/2018	$10,778	$10,151	$10,196
08/2018	$10,820	$10,216	$10,212
09/2018	$10,837	$10,151	$10,229
10/2018	$10,815	$10,070	$10,247
11/2018	$10,802	$10,131	$10,266
12/2018	$10,829	$10,317	$10,286
01/2019	$10,949	$10,426	$10,306
02/2019	$11,002	$10,420	$10,325
03/2019	$11,089	$10,620	$10,347
04/2019	$11,155	$10,623	$10,367
05/2019	$11,211	$10,812	$10,389
06/2019	$11,316	$10,947	$10,411
07/2019	$11,342	$10,971	$10,430
08/2019	$11,428	$11,256	$10,448
09/2019	$11,437	$11,196	$10,467
10/2019	$11,474	$11,230	$10,485
11/2019	$11,496	$11,224	$10,498
12/2019	$11,530	$11,216	$10,513
01/2020	$11,619	$11,432	$10,526
02/2020	$11,642	$11,638	$10,540
03/2020	$10,855	$11,569	$10,562
04/2020	$11,138	$11,775	$10,562
05/2020	$11,354	$11,830	$10,563
06/2020	$11,542	$11,904	$10,564
07/2020	$11,699	$12,082	$10,566
08/2020	$11,763	$11,984	$10,566
09/2020	$11,780	$11,978	$10,567
10/2020	$11,818	$11,924	$10,568
11/2020	$11,984	$12,041	$10,569
12/2020	$12,082	$12,058	$10,570
01/2021	$12,117	$11,971	$10,571
02/2021	$12,121	$11,799	$10,571
03/2021	$12,087	$11,651	$10,572
04/2021	$12,163	$11,743	$10,572
05/2021	$12,200	$11,782	$10,572
06/2021	$12,227	$11,864	$10,572
07/2021	$12,274	$11,997	$10,572
08/2021	$12,281	$11,974	$10,573
09/2021	$12,266	$11,871	$10,573
10/2021	$12,221	$11,867	$10,573
11/2021	$12,187	$11,902	$10,574
12/2021	$12,209	$11,872	$10,574
01/2022	$12,094	$11,616	$10,574
02/2022	$11,968	$11,487	$10,575
03/2022	$11,738	$11,168	$10,578
04/2022	$11,519	$10,744	$10,580
05/2022	$11,507	$10,813	$10,585
06/2022	$11,221	$10,643	$10,591
07/2022	$11,444	$10,903	$10,599
08/2022	$11,363	$10,595	$10,619
09/2022	$11,032	$10,138	$10,641
10/2022	$10,942	$10,006	$10,664
11/2022	$11,180	$10,374	$10,697
12/2022	$11,211	$10,327	$10,735
01/2023	$11,543	$10,645	$10,771
02/2023	$11,379	$10,370	$10,809
03/2023	$11,544	$10,633	$10,852
04/2023	$11,628	$10,698	$10,894
05/2023	$11,580	$10,581	$10,938
06/2023	$11,566	$10,544	$10,985
07/2023	$11,643	$10,536	$11,033
08/2023	$11,664	$10,469	$11,083
09/2023	$11,526	$10,203	$11,133
10/2023	$11,400	$10,042	$11,184
11/2023	$11,767	$10,497	$11,234
12/2023	$12,094	$10,898	$11,286
01/2024	$12,165	$10,868	$11,336
02/2024	$12,112	$10,715	$11,383
03/2024	$12,234	$10,814	$11,435
04/2024	$12,076	$10,541	$11,485
05/2024	$12,246	$10,719	$11,541
06/2024	$12,342	$10,821	$11,589
07/2024	$12,573	$11,074	$11,641
08/2024	$12,739	$11,233	$11,697
09/2024	$12,902	$11,383	$11,747
10/2024	$12,740	$11,101	$11,793
11/2024	$12,883	$11,218	$11,840
12/2024	$12,819	$11,035	$11,887
01/2025	$12,914	$11,093	$11,931
02/2025	$13,101	$11,337	$11,970
03/2025	$13,129	$11,342	$12,011
04/2025	$13,162	$11,386	$12,053
05/2025	$13,235	$11,305	$12,098
06/2025	$13,393	$11,478	$12,139
07/2025	$13,416	$11,448	$12,184
08/2025	$13,547	$11,585	$12,231
09/2025	$13,667	$11,711	$12,272
10/2025	$13,740	$11,785	$12,317
11/2025	$13,815	$11,858	$12,354
12/2025	$13,854	$11,840	$12,397
01/2026	$13,916	$11,853	$12,434
02/2026	$14,013	$12,047	$12,469
03/2026	$13,900	$11,835	$12,506

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class I	5.87%	2.83%	3.35%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.12%	3.42%	2.26%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$2,667,833,718
  # of Portfolio Holdings1,021
  Portfolio Turnover Rate254%
  Total Advisory Fees Paid - Net$16,840,251

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	26.6%
Residential Mortgage-Backed Securities - Agency	24.5%
Corporate Bonds	20.5%
Commercial Mortgage-Backed Securities - Non-Agency	12.5%
Asset-Backed Securities	10.3%
Short-Term Investments	8.3%
Bank Loans	4.3%
Foreign Government Bonds	3.9%
Other Security TypesFootnote Reference*	3.2%
Liabilities in Excess of Other Assets	(14.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	3.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.0%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	1.9%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.6%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.0%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%
U.K. Gilts, 4.38%, due 03/07/28	0.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Annual Shareholder Report — March 31, 2026

Class I: MWCIX

TSR MWCIX-0326

TCW MetWest Unconstrained Bond Fund

Class M: MWCRX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class M	$106	1.03%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove strong outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index over the period. Securitized products were the largest contributor, led by non-agency mortgage-backed securities (MBS), where steady income, attractive yield premiums, and resilient collateral performance supported returns. Commercial MBS (CMBS) also contributed meaningfully, with positioning focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset backed securities (ABS) contributed further given diversified exposure to non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class M	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
03/2016	$10,000	$10,000	$10,000
04/2016	$10,077	$10,038	$10,002
05/2016	$10,103	$10,041	$10,002
06/2016	$10,146	$10,221	$10,005
07/2016	$10,208	$10,286	$10,007
08/2016	$10,243	$10,274	$10,010
09/2016	$10,279	$10,268	$10,013
10/2016	$10,289	$10,190	$10,015
11/2016	$10,266	$9,949	$10,016
12/2016	$10,290	$9,963	$10,020
01/2017	$10,334	$9,982	$10,024
02/2017	$10,385	$10,049	$10,028
03/2017	$10,411	$10,044	$10,030
04/2017	$10,439	$10,122	$10,036
05/2017	$10,488	$10,199	$10,042
06/2017	$10,525	$10,189	$10,050
07/2017	$10,554	$10,233	$10,058
08/2017	$10,601	$10,325	$10,066
09/2017	$10,613	$10,276	$10,075
10/2017	$10,632	$10,282	$10,084
11/2017	$10,643	$10,268	$10,092
12/2017	$10,667	$10,316	$10,101
01/2018	$10,661	$10,197	$10,112
02/2018	$10,634	$10,100	$10,122
03/2018	$10,637	$10,165	$10,135
04/2018	$10,641	$10,089	$10,149
05/2018	$10,661	$10,161	$10,164
06/2018	$10,662	$10,149	$10,179
07/2018	$10,701	$10,151	$10,196
08/2018	$10,740	$10,216	$10,212
09/2018	$10,755	$10,151	$10,229
10/2018	$10,730	$10,070	$10,247
11/2018	$10,715	$10,131	$10,266
12/2018	$10,739	$10,317	$10,286
01/2019	$10,855	$10,426	$10,306
02/2019	$10,905	$10,420	$10,325
03/2019	$10,990	$10,620	$10,347
04/2019	$11,052	$10,623	$10,367
05/2019	$11,105	$10,812	$10,389
06/2019	$11,206	$10,947	$10,411
07/2019	$11,230	$10,971	$10,430
08/2019	$11,311	$11,256	$10,448
09/2019	$11,318	$11,196	$10,467
10/2019	$11,351	$11,230	$10,485
11/2019	$11,371	$11,224	$10,498
12/2019	$11,402	$11,216	$10,513
01/2020	$11,487	$11,432	$10,526
02/2020	$11,518	$11,638	$10,540
03/2020	$10,718	$11,569	$10,562
04/2020	$11,005	$11,775	$10,562
05/2020	$11,216	$11,830	$10,563
06/2020	$11,399	$11,904	$10,564
07/2020	$11,551	$12,082	$10,566
08/2020	$11,612	$11,984	$10,566
09/2020	$11,626	$11,978	$10,567
10/2020	$11,661	$11,924	$10,568
11/2020	$11,832	$12,041	$10,569
12/2020	$11,916	$12,058	$10,570
01/2021	$11,957	$11,971	$10,571
02/2021	$11,948	$11,799	$10,571
03/2021	$11,912	$11,651	$10,572
04/2021	$11,985	$11,743	$10,572
05/2021	$12,018	$11,782	$10,572
06/2021	$12,041	$11,864	$10,572
07/2021	$12,085	$11,997	$10,572
08/2021	$12,089	$11,974	$10,573
09/2021	$12,072	$11,871	$10,573
10/2021	$12,025	$11,867	$10,573
11/2021	$11,989	$11,902	$10,574
12/2021	$12,008	$11,872	$10,574
01/2022	$11,892	$11,616	$10,574
02/2022	$11,765	$11,487	$10,575
03/2022	$11,537	$11,168	$10,578
04/2022	$11,319	$10,744	$10,580
05/2022	$11,305	$10,813	$10,585
06/2022	$11,021	$10,643	$10,591
07/2022	$11,238	$10,903	$10,599
08/2022	$11,156	$10,595	$10,619
09/2022	$10,829	$10,138	$10,641
10/2022	$10,738	$10,006	$10,664
11/2022	$10,969	$10,374	$10,697
12/2022	$10,997	$10,327	$10,735
01/2023	$11,320	$10,645	$10,771
02/2023	$11,145	$10,370	$10,809
03/2023	$11,315	$10,633	$10,852
04/2023	$11,394	$10,698	$10,894
05/2023	$11,345	$10,581	$10,938
06/2023	$11,329	$10,544	$10,985
07/2023	$11,402	$10,536	$11,033
08/2023	$11,419	$10,469	$11,083
09/2023	$11,282	$10,203	$11,133
10/2023	$11,156	$10,042	$11,184
11/2023	$11,513	$10,497	$11,234
12/2023	$11,818	$10,898	$11,286
01/2024	$11,896	$10,868	$11,336
02/2024	$11,841	$10,715	$11,383
03/2024	$11,957	$10,814	$11,435
04/2024	$11,800	$10,541	$11,485
05/2024	$11,963	$10,719	$11,541
06/2024	$12,054	$10,821	$11,589
07/2024	$12,265	$11,074	$11,641
08/2024	$12,436	$11,233	$11,697
09/2024	$12,592	$11,383	$11,747
10/2024	$12,431	$11,101	$11,793
11/2024	$12,556	$11,218	$11,840
12/2024	$12,502	$11,035	$11,887
01/2025	$12,591	$11,093	$11,931
02/2025	$12,771	$11,337	$11,970
03/2025	$12,797	$11,342	$12,011
04/2025	$12,825	$11,386	$12,053
05/2025	$12,894	$11,305	$12,098
06/2025	$13,045	$11,478	$12,139
07/2025	$13,064	$11,448	$12,184
08/2025	$13,188	$11,585	$12,231
09/2025	$13,302	$11,711	$12,272
10/2025	$13,370	$11,785	$12,317
11/2025	$13,439	$11,858	$12,354
12/2025	$13,473	$11,840	$12,397
01/2026	$13,528	$11,853	$12,434
02/2026	$13,619	$12,047	$12,469
03/2026	$13,506	$11,835	$12,506

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
Class M	5.54%	2.54%	3.05%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.12%	3.42%	2.26%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$2,667,833,718
  # of Portfolio Holdings1,021
  Portfolio Turnover Rate254%
  Total Advisory Fees Paid - Net$16,840,251

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	26.6%
Residential Mortgage-Backed Securities - Agency	24.5%
Corporate Bonds	20.5%
Commercial Mortgage-Backed Securities - Non-Agency	12.5%
Asset-Backed Securities	10.3%
Short-Term Investments	8.3%
Bank Loans	4.3%
Foreign Government Bonds	3.9%
Other Security TypesFootnote Reference*	3.2%
Liabilities in Excess of Other Assets	(14.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	3.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.0%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	1.9%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.6%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.0%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%
U.K. Gilts, 4.38%, due 03/07/28	0.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Annual Shareholder Report — March 31, 2026

Class M: MWCRX

TSR MWCRX-0326

TCW MetWest Unconstrained Bond Fund

Plan Class: MWCPX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund (the "Fund") for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$70	0.68%

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove strong outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index over the period. Securitized products were the largest contributor, led by non-agency mortgage-backed securities (MBS), where steady income, attractive yield premiums, and resilient collateral performance supported returns. Commercial MBS (CMBS) also contributed meaningfully, with positioning focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset backed securities (ABS) contributed further given diversified exposure to non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Plan Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
03/06/2020	$10,000	$10,000	$10,000
03/31/2020	$9,312	$9,941	$10,021
04/30/2020	$9,558	$10,118	$10,021
05/31/2020	$9,744	$10,165	$10,022
06/30/2020	$9,905	$10,229	$10,023
07/31/2020	$10,050	$10,382	$10,024
08/31/2020	$10,097	$10,298	$10,025
09/30/2020	$10,112	$10,292	$10,026
10/31/2020	$10,154	$10,246	$10,027
11/30/2020	$10,296	$10,347	$10,027
12/31/2020	$10,373	$10,361	$10,028
01/31/2021	$10,412	$10,287	$10,029
02/28/2021	$10,406	$10,138	$10,029
03/31/2021	$10,378	$10,012	$10,030
04/30/2021	$10,444	$10,091	$10,030
05/31/2021	$10,484	$10,124	$10,030
06/30/2021	$10,508	$10,195	$10,030
07/31/2021	$10,540	$10,309	$10,030
08/31/2021	$10,547	$10,289	$10,031
09/30/2021	$10,535	$10,200	$10,031
10/31/2021	$10,505	$10,197	$10,031
11/30/2021	$10,468	$10,228	$10,032
12/31/2021	$10,487	$10,201	$10,032
01/31/2022	$10,398	$9,982	$10,033
02/28/2022	$10,281	$9,870	$10,033
03/31/2022	$10,084	$9,596	$10,035
04/30/2022	$9,896	$9,232	$10,038
05/31/2022	$9,887	$9,291	$10,043
06/30/2022	$9,650	$9,146	$10,048
07/31/2022	$9,842	$9,369	$10,056
08/31/2022	$9,764	$9,104	$10,075
09/30/2022	$9,480	$8,711	$10,095
10/31/2022	$9,412	$8,598	$10,117
11/30/2022	$9,618	$8,914	$10,149
12/31/2022	$9,645	$8,874	$10,185
01/31/2023	$9,931	$9,147	$10,219
02/28/2023	$9,780	$8,911	$10,255
03/31/2023	$9,932	$9,137	$10,296
04/30/2023	$9,995	$9,192	$10,336
05/31/2023	$9,954	$9,092	$10,378
06/30/2023	$9,952	$9,060	$10,422
07/31/2023	$10,019	$9,054	$10,468
08/31/2023	$10,028	$8,996	$10,515
09/30/2023	$9,920	$8,767	$10,562
10/31/2023	$9,811	$8,629	$10,611
11/30/2023	$10,128	$9,020	$10,658
12/31/2023	$10,400	$9,365	$10,708
01/31/2024	$10,472	$9,339	$10,755
02/29/2024	$10,416	$9,207	$10,800
03/31/2024	$10,532	$9,292	$10,849
04/30/2024	$10,386	$9,057	$10,897
05/31/2024	$10,533	$9,211	$10,950
06/30/2024	$10,626	$9,298	$10,995
07/31/2024	$10,815	$9,515	$11,045
08/31/2024	$10,969	$9,652	$11,098
09/30/2024	$11,110	$9,781	$11,145
10/31/2024	$10,971	$9,539	$11,189
11/30/2024	$11,084	$9,640	$11,233
12/31/2024	$11,040	$9,482	$11,278
01/31/2025	$11,122	$9,532	$11,320
02/28/2025	$11,284	$9,742	$11,357
03/31/2025	$11,310	$9,746	$11,395
04/30/2025	$11,327	$9,784	$11,435
05/31/2025	$11,401	$9,714	$11,478
06/30/2025	$11,539	$9,863	$11,517
07/31/2025	$11,559	$9,837	$11,560
08/31/2025	$11,672	$9,955	$11,604
09/30/2025	$11,765	$10,063	$11,644
10/31/2025	$11,840	$10,126	$11,686
11/30/2025	$11,905	$10,189	$11,721
12/31/2025	$11,927	$10,174	$11,761
01/31/2026	$11,991	$10,185	$11,797
02/28/2026	$12,064	$10,352	$11,830
03/31/2026	$11,979	$10,169	$11,865

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	Since Inception 03/06/20
Plan Class	5.92%	2.91%	3.02%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	3.97%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.12%	3.42%	1.57%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$2,667,833,718
  # of Portfolio Holdings1,021
  Portfolio Turnover Rate254%
  Total Advisory Fees Paid - Net$16,840,251

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	26.6%
Residential Mortgage-Backed Securities - Agency	24.5%
Corporate Bonds	20.5%
Commercial Mortgage-Backed Securities - Non-Agency	12.5%
Asset-Backed Securities	10.3%
Short-Term Investments	8.3%
Bank Loans	4.3%
Foreign Government Bonds	3.9%
Other Security TypesFootnote Reference*	3.2%
Liabilities in Excess of Other Assets	(14.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	3.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.0%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	1.9%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.6%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.0%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%
U.K. Gilts, 4.38%, due 03/07/28	0.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Annual Shareholder Report — March 31, 2026

Plan Class: MWCPX

TSR MWCPX-0326

TCW MetWest Unconstrained Bond Fund

Class I-3: MWCZX

Annual Shareholder Report — March 31, 2026

This annual shareholder report contains important information about the TCW MetWest Unconstrained Bond Fund (the "Fund") for the period of August 26, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tcw.com/products/mutual-funds. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$54Footnote Reference+	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Diversified exposure to fixed income spread sectors drove strong outperformance versus the Bloomberg U.S. Treasury Bills 1-3 Months Index over the period. Securitized products were the largest contributor, led by non-agency mortgage-backed securities (MBS), where steady income, attractive yield premiums, and resilient collateral performance supported returns. Commercial MBS (CMBS) also contributed meaningfully, with positioning focused on single-asset, single-borrower (SASB) deal structures that benefitted from strong sponsorship and investor demand for transparent collateral.  Asset backed securities (ABS) contributed further given diversified exposure to non-traditional collateral types and collateralized loan obligations (CLOs) that provided attractive spread and yield premiums.  Corporate credit exposure also rewarded returns as investment grade and high yield issues both finished ahead of comparable Treasuries, with investment grade positions providing the largest boost.  Finally, the overweight duration position and emphasis on the front-end of the yield curve benefitted relative performance as the yield curve steepened and shorter maturity yields declined.

Fund Performance

Table Summary
	Class I-3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bills: 1-3 Months Index
08/26/2025	$10,000	$10,000	$10,000
08/2025	$10,027	$10,120	$10,038
09/2025	$10,107	$10,230	$10,073
10/2025	$10,160	$10,294	$10,109
11/2025	$10,214	$10,358	$10,139
12/2025	$10,239	$10,343	$10,175
01/2026	$10,282	$10,354	$10,205
02/2026	$10,354	$10,523	$10,234
03/2026	$10,274	$10,338	$10,264

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Table Summary
Name	Since Inception 08/26/25
Class I-3	2.74%
Bloomberg U.S. Aggregate Bond Index	3.97%
Bloomberg U.S. Treasury Bills: 1-3 Months Index	1.57%

This table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's past performance is not a good predictor of the Fund's future performance.

Key Fund Statistics

  Total Net Assets$2,667,833,718
  # of Portfolio Holdings1,021
  Portfolio Turnover Rate254%
  Total Advisory Fees Paid - Net$16,840,251

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Non-Agency	26.6%
Residential Mortgage-Backed Securities - Agency	24.5%
Corporate Bonds	20.5%
Commercial Mortgage-Backed Securities - Non-Agency	12.5%
Asset-Backed Securities	10.3%
Short-Term Investments	8.3%
Bank Loans	4.3%
Foreign Government Bonds	3.9%
Other Security TypesFootnote Reference*	3.2%
Liabilities in Excess of Other Assets	(14.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/mutual-funds for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.00%, due 05/01/55	3.7%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 12/01/51	2.7%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 01/01/56	2.4%
Government National Mortgage Association, TBA, 4.00%, due 06/01/55	2.0%
Uniform Mortgage-Backed Security, TBA, 4.50%, due 01/01/56	1.9%
TCW Private Asset Income Fund, Class I	1.7%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 12/01/55	1.6%
Federal Home Loan Mortgage Corp., 4.50%, due 12/01/52	1.0%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/52	0.8%
U.K. Gilts, 4.38%, due 03/07/28	0.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/products/mutual-funds.

Phone: 800-FUND-TCW (800-386-3829)

TCW MetWest Unconstrained Bond Fund

Annual Shareholder Report — March 31, 2026

Class I-3: MWCZX

TSR MWCZX-0326

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	No disclosures are required by this Item 2(b).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)(1)

The registrant’s board of trustees has determined that the registrant has at least one member serving on the registrant’s audit committee (the “Audit Committee”) that possesses the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)	The audit committee financial experts are Victoria B. Rogers, Robert Rooney, and Michael Swell. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

The firm of Deloitte & Touche LLP (“Deloitte”) serves as the independent registered public accounting firm for the registrant.

(a)	Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by Deloitte for the audit of the registrant’s annual financial statements or services that are normally provided by Deloitte in connection with statutory and regulatory filings or engagements for those fiscal years were $326,000 for 2026 and $358,000 for 2025.

(b)	Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by Deloitte that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2026 and $0 for 2025.

(c)	Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by Deloitte for tax compliance, tax advice, and tax planning were $43,124 for 2026 and $88,575 for 2025.

These services consisted of tax return review, tax advice and tax planning.

(d)	All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by Deloitte, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2026 and $0 for 2025.

(e)	(1) Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to TCW Metropolitan West Funds and any affiliate of TCW Metropolitan West Funds that provides services to the registrant (a “Covered Services Provider”) if the independent auditors’ engagement relates directly to the operations and financial reporting of the registrant. The Audit Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Audit Committee, and the Chairperson must report to the Audit Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Audit Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Audit Committee’s pre-approval responsibilities to other persons (other than TCW Metropolitan West Funds or the registrant’s officers). Pre-approval by the Audit Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, TCW Metropolitan West Funds and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or the Chairperson prior to the completion of the audit.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)

The percentage of hours expended on Deloitte’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by Deloitte for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,209,881 for 2026 and $970,608 for 2025.

(h)

The registrant’s Audit Committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Reports to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

 Financial

 Statements

  and Other Information Form N-CSR Items 7-11

  March 31, 2026

TCW Metropolitan West Funds

Table of Contents	March 31, 2026

TCW MetWest High Yield Bond Fund

Schedule of Investments	March 31, 2026

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 95.9% of Net Assets

CORPORATE BONDS — 89.8%

Advertising — 0.9%

Advantage Sales & Marketing, Inc.

9.00% (1)	11/15/30		$662,739	$492,912

Clear Channel Outdoor Holdings, Inc.

7.13% (1)	02/15/31		875,000	918,461

Lamar Media Corp.

5.38% (1)	11/01/33		636,000	626,676

Neptune Bidco U.S., Inc.

10.38% (1)	05/15/31		1,240,000	1,254,930

				3,292,979

Aerospace & Defense — 2.2%

TransDigm, Inc.

6.38% (1)	05/31/33		2,606,000	2,600,345

6.38% (1)	03/01/29		4,143,000	4,229,382

6.75% (1)	01/31/34		620,000	629,151

6.88% (1)	12/15/30		905,000	928,756

				8,387,634

Airlines — 1.0%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29		2,885,000	2,864,978

JetBlue Airways Corp./JetBlue Loyalty LP

9.88% (1)	09/20/31		980,000	927,149

				3,792,127

Apparel — 0.7%

Crocs, Inc.

4.13% (1)	08/15/31		3,144,000	2,841,264

Auto Manufacturers — 0.6%

Allison Transmission, Inc.

3.75% (1)	01/30/31		1,180,000	1,099,182

Aston Martin Capital Holdings Ltd. (Jersey)

10.00% (1)	03/31/29		395,000	304,197

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (2),(3),(4)	09/06/32	EUR	600,000	765,547

				2,168,926

Auto Parts & Equipment — 0.6%

Cyprium Corp./Cyprium Holdings Luxembourg Sarl

6.38% (1)	04/15/34		2,353,000	2,289,163

Banks — 2.9%

Bank of America Corp.

4.38% (5 yr. CMT + 2.760%) (2),(4)	01/27/27		2,040,000	2,009,951

Bank of New York Mellon Corp.

3.75% (5 yr. CMT + 2.630%) (2),(4)	12/31/99		2,515,000	2,468,271

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

Citigroup, Inc.

6.63% (5 yr. CMT + 3.001%) (2),(4)	02/15/31		$2,535,000	$2,536,445

JPMorgan Chase & Co.

3.65% (5 yr. CMT + 2.850%) (2),(4)	12/31/99		805,000	801,901

PNC Financial Services Group, Inc.

3.40% (5 yr. CMT + 2.595%) (2),(4)	09/15/26		3,515,000	3,463,013

				11,279,581

Biotechnology — 0.6%

BioMarin Pharmaceutical, Inc.

5.50% (1)	02/15/34		610,000	599,898

Genmab AS/Genmab Finance LLC

6.25% (1)	12/15/32		1,500,000	1,539,270

				2,139,168

Building Materials — 1.0%

JH North America Holdings, Inc.

5.88% (1)	01/31/31		1,000,000	998,060

6.13% (1)	07/31/32		1,000,000	999,190

Quikrete Holdings, Inc.

6.75% (1)	03/01/33		1,009,000	1,026,536

Standard Building Solutions, Inc.

6.50% (1)	08/15/32		639,000	642,994

				3,666,780

Chemicals — 1.0%

Axalta Coating Systems LLC

3.38% (1)	02/15/29		1,183,000	1,119,863

SCIH Salt Holdings, Inc.

4.88% (1)	05/01/28		1,022,000	1,011,903

WR Grace Holdings LLC

7.00% (1)	08/01/33		540,000	526,840

7.38% (1)	03/01/31		1,035,000	1,038,002

				3,696,608

Commercial Services — 4.2%

ADT Security Corp.

5.88% (1)	10/15/33		1,255,000	1,217,576

Aegis Lux 1a Sarl (Luxemburg)

5.63% (1)	10/29/31	EUR	900,000	1,026,672

Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg)

7.00% (1)	05/21/30		1,033,000	1,054,435

Allied Universal Holdco LLC/Allied Universal Finance Corp.

6.88% (1)	06/15/30		1,200,000	1,219,992

Block, Inc.

6.50%	05/15/32		515,000	518,996

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Carriage Services, Inc.

4.25% (1)	05/15/29	$1,400,000	$1,331,162

Garda World Security Corp. (Canada)

8.38% (1)	11/15/32	620,000	622,536

Grand Canyon University

5.13%	10/01/28	1,710,000	1,700,646

Herc Holdings, Inc.

7.00% (1)	06/15/30	1,550,000	1,594,423

7.25% (1)	06/15/33	450,000	463,109

ION Platform Finance U.S., Inc.

7.88% (1)	09/30/32	300,000	232,812

Prime Security Services Borrower LLC/Prime Finance, Inc.

3.38% (1)	08/31/27	300,000	292,782

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31	1,010,000	980,033

Upbound Group, Inc.

6.38% (1)	02/15/29	420,000	408,290

Valvoline, Inc.

3.63% (1)	06/15/31	1,099,000	997,090

VT Topco, Inc.

8.50% (1)	08/15/30	2,490,000	2,534,596

			16,195,150

Computers — 1.1%

McAfee Corp.

7.38% (1)	02/15/30	1,146,000	946,825

NCR Voyix Corp.

5.13% (1)	04/15/29	2,015,000	1,932,365

Science Applications International Corp.

5.88% (1)	11/01/33	1,485,000	1,455,181

			4,334,371

Cosmetics/Personal Care — 0.4%

Edgewell Personal Care Co.

4.13% (1)	04/01/29	1,502,000	1,420,186

Perrigo Finance Unlimited Co.

5.15%	06/15/30	335,000	302,786

			1,722,972

Diversified Financial Services — 2.8%

American Express Co.

3.55% (5 yr. CMT + 2.854%) (2),(4)	09/15/26	2,150,000	2,125,834

EZCORP, Inc.

7.38% (1)	04/01/32	636,000	664,118

GGAM Finance Ltd. (Ireland)

8.00% (1)	02/15/27	2,605,000	2,629,878

8.00% (1)	06/15/28	352,000	365,323

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32	4,137,000	4,105,931

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

7.13% (1)	04/30/31	$1,000,000	$1,030,430

			10,921,514

Electric — 5.6%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56	2,756,000	2,679,852

Alpha Generation LLC

6.25% (1)	01/15/34	1,460,000	1,441,794

6.75% (1)	10/15/32	1,411,000	1,433,604

American Electric Power Co., Inc.

6.05% (5 yr. CMT + 1.940%) (2)	03/15/56	3,445,000	3,418,095

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56	2,700,000	2,671,380

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (2)	02/15/56	1,480,000	1,468,441

Entergy Corp.

5.88% (5 yr. CMT + 2.179%) (2)	06/15/56	700,000	691,047

Southern Co.

3.75% (5 yr. CMT + 2.915%) (2)	09/15/51	2,374,000	2,354,058

6.00% (5 yr. CMT + 1.993%) (2)	04/01/58	1,500,000	1,508,385

Vistra Operations Co. LLC

6.88% (1)	04/15/32	2,240,000	2,319,565

WEC Energy Group, Inc.

5.63% (5 yr. CMT + 1.905%) (2)	05/15/56	1,685,000	1,655,226

			21,641,447

Electrical Components & Equipment — 0.8%

Energizer Holdings, Inc.

6.00% (1)	09/15/33	2,145,000	2,012,589

WESCO Distribution, Inc.

5.25% (1)	04/15/31	1,000,000	994,650

			3,007,239

Electronics — 0.1%

Coherent Corp.

5.00% (1)	12/15/29	566,000	555,965

Entertainment — 5.4%

Banijay Entertainment SAS (France)

8.13% (1)	05/01/29	1,422,000	1,468,471

Brightstar Lottery PLC/Brightstar Global Solutions Corp.

5.75% (1)	01/15/33	645,000	627,024

Caesars Entertainment, Inc.

4.63% (1)	10/15/29	275,000	265,034

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Entertainment (Continued)

6.50% (1)	02/15/32		$2,510,000	$2,483,821

Churchill Downs, Inc.

5.75% (1)	04/01/30		1,440,000	1,429,430

Discovery Global Holdings, Inc.

5.05%	03/15/42		4,545,000	3,039,605

Flutter Treasury DAC (Ireland)

5.88% (1)	06/04/31		2,200,000	2,176,306

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29		1,065,000	1,039,429

LHMC Finco 2 SARL (Luxemburg) (8.63% Cash or 9.38% PIK)

9.38% (1)	05/15/30	EUR	712,406	859,315

Light & Wonder International, Inc.

6.25% (1)	10/01/33		2,100,000	2,060,373

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30		1,248,000	1,197,631

Rivers Enterprise Borrower LLC

6.25% (1)	10/15/30		750,000	749,490

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.

6.63% (1)	02/01/33		2,000,000	1,994,940

Voyager Parent LLC

9.25% (1)	07/01/32		1,110,000	1,157,841

				20,548,710

Environmental Control — 1.7%

GFL Environmental, Inc.

4.00% (1)	08/01/28		2,810,000	2,736,266

Luna 1.5 SARL (Luxemburg)

12.00% (1)	07/01/32		545,000	584,213

Luna 2 5 Sarl (Luxemburg)

5.50% (1)	07/01/32	EUR	385,000	438,065

Seche Environnement SACA

5.87% (5 yr. EURIBOR ICE Swap + 3.707%) (3),(2),(4)	01/09/31	EUR	500,000	562,544

Waste Pro USA, Inc.

7.00% (1)	02/01/33		2,132,000	2,162,722

				6,483,810

Food — 0.8%

Post Holdings, Inc.

4.63% (1)	04/15/30		2,700,000	2,599,020

6.50% (1)	03/15/36		297,000	291,690

				2,890,710

Gas — 1.3%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28		1,325,000	1,362,710

Issues	Maturity Date	Principal Amount		Value

Gas (Continued)

NiSource, Inc.

5.75% (5 yr. CMT + 2.035%) (2)	07/15/56		$2,190,000	$2,158,135

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55		1,625,000	1,642,550

				5,163,395

Hand/Machine Tools — 0.3%

IMA Industria Macchine Automatiche SpA (Italy)

5.77% (3 mo. EUR EURIBOR + 3.750%) (1),(2)	04/15/29	EUR	850,000	980,653

Health Care-Products — 0.4%

Teleflex, Inc.

4.25% (1)	06/01/28		1,729,000	1,682,645

Health Care-Services — 4.0%

Centene Corp.

2.45%	07/15/28		1,250,000	1,164,250

2.63%	08/01/31		1,219,000	1,020,425

3.00%	10/15/30		865,000	758,164

HealthEquity, Inc.

4.50% (1)	10/01/29		1,501,000	1,453,779

Heartland Dental LLC/Heartland Dental Finance Corp.

10.50% (1)	04/30/28		169,000	174,080

IQVIA, Inc.

6.25% (1)	06/01/32		1,535,000	1,559,729

Kedrion SpA (Italy)

6.50% (1)	09/01/29		2,170,000	2,094,245

ModivCare, Inc.

1.00% (1),(5),(6),(7)	10/01/29		3,627,750	54,416

Molina Healthcare, Inc.

4.38% (1)	06/15/28		150,000	145,389

6.25% (1)	01/15/33		2,571,000	2,494,513

6.50% (1)	02/15/31		264,000	260,483

Option Care Health, Inc.

4.38% (1)	10/31/29		1,000,000	966,750

Star Parent, Inc.

9.00% (1)	10/01/30		2,088,000	2,173,483

Tenet Healthcare Corp.

5.50% (1)	11/15/32		1,240,000	1,229,584

				15,549,290

Household Products/Wares — 0.5%

Spectrum Brands, Inc.

3.88% (1)	03/15/31		2,193,000	1,902,976

Housewares — 1.0%

Central Garden & Pet Co.

4.13% (1)	04/30/31		1,554,000	1,451,110

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Housewares (Continued)

Newell Brands, Inc.

6.63%	05/15/32		$1,313,000	$1,261,740

7.38%	04/01/36		903,000	834,372

7.50%	04/01/46		475,000	381,558

				3,928,780

Insurance — 3.4%

Acrisure LLC/Acrisure Finance, Inc.

7.50% (1)	11/06/30		2,120,000	2,125,470

8.25% (1)	02/01/29		600,000	594,324

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

6.50% (1)	10/01/31		478,000	471,958

6.75% (1)	04/15/28		450,000	452,718

7.00% (1)	01/15/31		1,742,000	1,757,852

7.38% (1)	10/01/32		920,000	904,765

AmWINS Group, Inc.

6.38% (1)	02/15/29		545,000	549,921

Ardonagh Finco Ltd.

7.75% (1)	02/15/31		1,705,000	1,723,568

Ardonagh Group Finance Ltd. (United Kingdom)

8.88% (1)	02/15/32		540,000	524,826

Asurion LLC & Asurion Co-Issuer, Inc.

8.00% (1)	12/31/32		673,000	699,314

Asurion LLC/Asurion Co-Issuer, Inc.

8.38% (1)	02/01/34		595,000	580,214

Farmers Insurance Exchange

7.00% (10 yr. CMT + 3.864%) (1),(2)	10/15/64		1,650,000	1,668,365

HUB International Ltd.

7.25% (1)	06/15/30		455,000	467,353

Panther Escrow Issuer LLC

7.13% (1)	06/01/31		695,000	697,453

				13,218,101

Internet — 1.3%

Cerved Group SpA (Italy)

7.40% (3 mo. EUR EURIBOR + 5.250%) (2),(3)	02/15/29	EUR	925,000	936,484

Getty Images, Inc.

10.50% (1)	11/15/30		470,000	424,960

11.25% (1)	02/21/30		1,030,000	927,247

ION Platform Finance U.S., Inc./ION Platform Finance SARL

8.75% (1)	05/01/29		990,000	921,116

Snap, Inc.

6.88% (1)	03/15/34		239,000	224,913

6.88% (1)	03/01/33		1,825,000	1,729,407

				5,164,127

Issues	Maturity Date	Principal Amount	Value

Investment Companies — 0.9%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	$1,310,000	$1,231,413

9.75%	01/15/29	1,000,000	984,920

10.00% (1)	11/15/29	1,069,000	1,052,901

			3,269,234

Iron & Steel — 0.3%

Cleveland-Cliffs, Inc.

7.38% (1)	05/01/33	1,000,000	979,140

Leisure Time — 0.5%

Sabre Financial Borrower LLC

11.13% (1)	06/15/29	650,000	666,439

Sabre GLBL, Inc.

10.75% (1)	11/15/29	596,000	510,599

10.75% (1)	03/15/30	759,000	634,615

			1,811,653

Lodging — 3.4%

Choice Hotels International, Inc.

5.85%	08/01/34	500,000	504,190

Hilton Domestic Operating Co., Inc.

5.88% (1)	04/01/29	1,825,000	1,846,024

MGM Resorts International

6.50%	04/15/32	1,500,000	1,515,210

Wyndham Hotels & Resorts, Inc.

4.38% (1)	08/15/28	2,399,000	2,346,150

5.63% (1)	03/01/33	2,000,000	1,968,780

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.

5.25% (1)	05/15/27	4,854,000	4,844,292

			13,024,646

Machinery-Diversified — 0.7%

Columbus McKinnon Corp.

7.13% (1)	02/01/33	1,000,000	1,000,970

Lsf12 Helix Parent LLC

7.13% (1)	02/01/33	1,495,000	1,445,560

Oregon Tool Lux LP

7.88% (1)	10/15/29	1,117,022	196,306

			2,642,836

Media — 9.0%

Belo Corp.

7.25%	09/15/27	1,850,000	1,905,796

CCO Holdings LLC/CCO Holdings Capital Corp.

5.13% (1)	05/01/27	931,000	931,633

5.38% (1)	06/01/29	2,210,000	2,181,756

7.00% (1)	02/01/33	2,898,000	2,912,432

7.38% (1)	02/01/36	1,405,000	1,399,141

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

CSC Holdings LLC

5.75% (1)	01/15/30	$1,758,000	$665,737

6.50% (1)	02/01/29	5,660,000	3,617,702

11.75% (1)	01/31/29	2,728,000	1,977,091

DirecTv Financing LLC

8.88% (1)	02/01/30	1,000,000	999,990

DISH DBS Corp.

7.75%	07/01/26	2,500,000	2,495,700

DISH Network Corp.

11.75% (1)	11/15/27	1,470,000	1,515,364

Gray Media, Inc.

10.50% (1)	07/15/29	450,000	479,389

Midcontinent Communications

8.00% (1)	08/15/32	1,100,000	1,029,303

Nexstar Media, Inc.

6.50% (1)	09/15/33	1,100,000	1,109,240

Paramount Global

4.20%	06/01/29	830,000	793,314

4.95%	01/15/31	830,000	767,194

Scripps Escrow II, Inc.

3.88% (1)	01/15/29	594,000	549,860

Sinclair Television Group, Inc.

4.38% (1)	12/31/32	300,000	234,879

8.13% (1)	02/15/33	1,612,000	1,644,240

Sirius XM Radio LLC

3.88% (1)	09/01/31	1,578,000	1,435,207

5.88% (1)	04/15/32	1,000,000	994,710

Univision Communications, Inc.

8.00% (1)	08/15/28	420,000	427,237

8.50% (1)	07/31/31	1,195,000	1,201,800

Virgin Media O2 Vendor Financing Notes VI DAC

8.50% (1)	03/15/33	867,000	756,536

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32	3,072,000	2,642,964

			34,668,215

Mining — 0.1%

Compass Minerals International, Inc.

8.00% (1)	07/01/30	540,000	559,408

Oil & Gas — 2.7%

Matador Resources Co.

6.00% (1)	04/15/34	1,300,000	1,291,966

Petroleos Mexicanos

5.95%	01/28/31	524,000	501,044

SM Energy Co.

7.00% (1)	08/01/32	947,000	967,777

9.63% (1)	06/15/33	1,635,000	1,810,059

Sunoco LP

5.88% (1)	03/15/34	2,140,000	2,120,034

Issues	Maturity Date	Principal Amount		Value

Oil & Gas (Continued)

7.88% (5 yr. CMT + 4.230%) (1),(2),(4)	09/18/30		$3,040,000	$3,102,077

Transocean International Ltd.

8.75% (1)	02/15/30		399,000	416,564

				10,209,521

Oil & Gas Services — 1.5%

Archrock Partners LP/Archrock Partners Finance Corp.

6.63% (1)	09/01/32		1,232,000	1,258,858

Archrock Services LP/Archrock Partners Finance Corp.

6.00% (1)	02/01/34		1,145,000	1,135,714

Kodiak Gas Services LLC

6.75% (1)	10/01/35		600,000	611,028

USA Compression Partners LP/USA Compression Finance Corp.

6.25% (1)	10/01/33		1,290,000	1,289,110

WBI Operating LLC

6.50% (1)	10/15/33		1,460,000	1,451,882

				5,746,592

Packaging & Containers — 1.6%

Ardagh Group SA

9.50% (1)	12/01/30		1,102,000	1,152,692

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (1)	12/01/30		900,000	757,152

Ball Corp.

5.50%	09/15/33		1,000,000	1,002,650

Graphic Packaging International LLC

6.38% (1)	07/15/32		980,000	978,226

Sealed Air Corp./Sealed Air Corp. U.S.

7.25% (1)	02/15/31		2,280,000	2,402,322

				6,293,042

Pharmaceuticals — 2.8%

1261229 BC Ltd.

10.00% (1)	04/15/32		3,717,000	3,789,296

Amneal Pharmaceuticals LLC

6.88% (1)	08/01/32		222,000	228,882

Bausch Health Cos., Inc.

14.00% (1)	10/15/30		192,000	184,860

CVS Health Corp.

6.75% (5 yr. CMT + 2.516%) (2)	12/10/54		1,505,000	1,520,095

Dolcetto Holdco SpA (Italy)

5.63% (1)	07/14/32	EUR	550,000	631,581

Grifols SA (Spain)

4.75% (1)	10/15/28		665,000	652,764

7.50% (3)	05/01/30	EUR	1,305,000	1,557,375

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.

8.75% (1)	04/17/32		710,000	631,651

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals (Continued)

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32		$1,412,000	$1,451,677

				10,648,181

Pipelines — 4.3%

Antero Midstream Partners LP/Antero Midstream Finance Corp.

5.75% (1)	07/01/34		650,000	641,362

CQP Holdco LP/BIP-V Chinook Holdco LLC

5.50% (1)	06/15/31		1,275,000	1,246,682

Energy Transfer LP

6.63% (3 mo. USD Term SOFR + 4.417%) (2),(4)	02/15/28		2,457,000	2,450,292

Global Partners LP/GLP Finance Corp.

6.88%	01/15/29		849,000	852,821

8.25% (1)	01/15/32		1,395,000	1,447,410

ITT Holdings LLC

6.50% (1)	08/01/29		1,525,000	1,487,607

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.13% (1)	02/15/29		710,000	732,507

8.38% (1)	02/15/32		742,000	767,169

Rockies Express Pipeline LLC

6.88% (1)	04/15/40		373,000	372,224

TransMontaigne Partners LLC

8.50% (1)	06/15/30		620,000	630,218

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%) (1),(2),(4)	09/30/29		1,495,000	1,489,603

9.88% (1)	02/01/32		835,000	898,184

Venture Global Plaquemines LNG LLC

6.50% (1)	06/15/34		152,000	158,387

6.50% (1)	01/15/34		772,000	805,412

6.75% (1)	01/15/36		1,539,000	1,630,247

7.75% (1)	05/01/35		806,000	904,896

				16,515,021

Real Estate — 0.5%

Cushman & Wakefield U.S. Borrower LLC

8.88% (1)	09/01/31		1,395,000	1,478,602

Finco Opal Sarl (Luxemburg)

9.76% (3 mo. EUR EURIBOR + 7.750%) (1),(2),(3)	03/02/30	EUR	500,000	570,103

				2,048,705

REIT — 2.0%

GLP Capital LP/GLP Financing II, Inc. (REIT)

5.63%	03/01/36		1,650,000	1,605,994

Hudson Pacific Properties LP

3.95%	11/01/27		1,160,000	1,099,158

5.95%	02/15/28		1,134,000	1,077,187

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

Iron Mountain, Inc.

6.25% (1)	01/15/33		$2,565,000	$2,559,896

RHP Hotel Properties LP/RHP Finance Corp. (REIT)

5.75% (1)	03/15/34		1,240,000	1,224,735

				7,566,970

Retail — 5.9%

1011778 BC ULC/New Red Finance, Inc. (Canada)

4.00% (1)	10/15/30		2,500,000	2,353,300

Arcos Dorados BV (Brazil)

6.38% (1)	01/29/32		600,000	614,790

Asbury Automotive Group, Inc.

4.63% (1)	11/15/29		1,000,000	967,310

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		2,165,000	1,954,908

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (1)	04/01/29		1,137,000	1,090,838

9.25% (1)	01/15/31		435,000	454,123

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.

6.75% (1)	01/15/30		975,000	911,430

FirstCash, Inc.

5.63% (1)	01/01/30		2,071,000	2,059,589

Lithia Motors, Inc.

5.50% (1)	10/01/30		1,872,000	1,842,404

Macy’s Retail Holdings LLC

7.38% (1)	08/01/33		650,000	665,223

Men’s Wearhouse LLC

9.00% (1)	02/01/31		600,000	611,028

Michaels Cos., Inc.

8.50% (1)	03/15/33		805,000	784,931

11.00% (1)	03/15/34		200,000	186,872

Murphy Oil USA, Inc.

3.75% (1)	02/15/31		1,293,000	1,202,787

Papa John’s International, Inc.

3.88% (1)	09/15/29		2,160,000	2,062,303

QXO Building Products, Inc.

6.75% (1)	04/30/32		1,730,000	1,766,347

Staples, Inc.

10.75% (1)	09/01/29		1,140,000	1,059,425

Stonegate Pub Co. Financing PLC (United Kingdom)

8.62% (3 mo. EUR EURIBOR + 6.625%) (2),(3)	07/31/29	EUR	340,000	384,089

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (1)	12/15/35		1,675,000	1,632,003

				22,603,700

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Software — 3.5%

Cloud Software Group, Inc.

6.50% (1)	03/31/29		$2,250,000	$2,191,185

8.25% (1)	06/30/32		1,475,000	1,402,769

Open Text Corp.

3.88% (1)	12/01/29		1,100,000	985,710

Open Text Corp. (Canada)

6.90% (1)	12/01/27		2,000,000	2,055,880

RingCentral, Inc.

8.50% (1)	08/15/30		616,000	644,761

Salesforce, Inc.

5.55%	03/15/36		1,359,000	1,355,236

TeamSystem SpA (Italy)

5.00% (3)	07/01/31	EUR	525,000	559,567

UKG, Inc.

6.88% (1)	02/01/31		2,175,000	2,133,893

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (1)	02/01/29		2,575,000	2,143,842

				13,472,843

Telecommunications — 3.5%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27		2,959,000	2,189,305

Altice France SA

6.50% (1)	04/15/32		1,240,218	1,173,693

6.88% (1)	07/15/32		625,000	592,994

EchoStar Corp.

10.75%	11/30/29		2,300,000	2,486,392

Global Switch Finance BV (United Kingdom)

1.38% (3)	10/07/30	EUR	1,095,000	1,165,104

Level 3 Financing, Inc.

6.88% (1)	06/30/33		2,320,000	2,365,170

Vmed O2 U.K. Financing I PLC

7.75% (1)	04/15/32		39,000	37,447

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31		651,000	560,713

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31		1,800,000	1,886,742

Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27

9.25% (1)	03/09/30		856,366	851,510

				13,309,070

Total Corporate Bonds

(Cost: $351,345,614)				344,814,862

BANK LOANS — 6.1%

Auto Parts & Equipment — 0.0%

First Brands Group LLC 2021 Term Loan

9.57% (3 mo. USD Term SOFR + 5.000%)	03/30/27		846,213	2,471

Issues	Maturity Date	Principal Amount	Value

Auto Parts & Equipment (Continued)

First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B

10.67% (1 mo. USD Term SOFR + 7.000%) (2)	06/29/26	$970,414	$3,697

			6,168

Beverages — 0.3%

Naked Juice LLC 2025 FLFO Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (2)	01/24/29	1,250,000	1,246,594

Commercial Services — 0.1%

Kelso Industries LLC Term Loan

9.42% (1 mo. USD Term SOFR + 5.750%) (2)	12/30/29	475,431	474,242

Electrical Components & Equipment — 0.1%

Pelican Products, Inc. 2021 Term Loan

8.21% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/28	678,415	605,492

Electronics — 0.2%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31	641,875	643,078

Engineering & Construction — 0.2%

Astrion Group LLC 2024 Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (2)	08/29/31	990,963	786,166

Health Care-Products — 0.3%

QuidelOrtho Corp. Term Loan

7.67% (1 mo. USD Term SOFR + 4.000%) (2)	08/20/32	1,094,500	1,094,500

Health Care-Services — 0.8%

ADMI Corp. 2023 Term Loan B5

9.42% (1 mo. USD Term SOFR + 5.750%) (2)	12/23/27	687,688	659,321

ModivCare Buyer LLC Super Senior Term Loan

7.95% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/30	518,700	520,430

ModivCare Buyer LLC Takeback Term Loan

7.95% (3 mo. USD Term SOFR + 4.250%) (2)	12/30/32	1,209,276	1,136,719

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan

9.21% (3 mo. USD Term SOFR + 5.500%) (2)	06/20/28	$730,000	$738,213

			3,054,683

Internet — 1.2%

Barracuda Networks, Inc. 2022 Term Loan

8.17% (3 mo. USD Term SOFR + 4.500%) (2)	08/15/29	372,336	240,622

Delivery Hero SE 2024 USD Term Loan B

8.64% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	1,485,005	1,462,269

Magnite, Inc. 2025 Repriced Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (2)	02/06/31	1,810,595	1,797,016

MH Sub I LLC 2023 Term Loan

7.92% (1 mo. USD Term SOFR + 4.250%) (2)	05/03/28	434,481	374,740

PUG LLC 2024 Extended Term Loan B

8.42% (1 mo. USD Term SOFR + 4.750%) (2)	03/15/30	652,529	644,170

			4,518,817

Machinery-Diversified — 0.1%

Oregon Tool, Inc. 2025 2nd Lien Term Loan

7.91% (3 mo. USD Term SOFR + 4.000%) (2)	10/15/29	277,694	197,278

Media — 0.8%

Altice France SA 2025 USD Term Loan B14

10.55% (3 mo. USD Term SOFR + 6.875%) (2)	05/31/31	1,393,853	1,399,373

Virgin Media Bristol LLC 2023 Term Loan Y

7.05% (6 mo. USD Term SOFR + 3.175%) (2)	03/31/31	1,754,418	1,606,213

			3,005,586

Mining — 0.2%

American Rock Salt Co. LLC 2024 First Out Term Loan

10.78% (1 mo. USD Term SOFR + 7.000%) (2)	06/09/28	894,635	899,949

Office/Business Equipment — 0.3%

Xerox Holdings Corp. 2023 Non-CoOp Term Loan

7.73% (6 mo. USD Term SOFR + 4.000%) (2)	11/19/29	1,560,701	1,111,999

Issues	Maturity Date	Principal Amount		Value

Pipelines — 0.4%

Venture Global Calcasieu Pass LLC Term Loan

0.00%(8)	08/19/26		$1,407,967	$1,407,530

Software — 1.1%

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.42% (3 mo. USD Term SOFR + 3.750%) (2)	12/29/28		1,038,917	417,385

Cloudera, Inc. 2021 Term Loan

7.52% (1 mo. USD Term SOFR + 3.750%) (2)	10/08/28		992,248	888,682

DTI Holdco, Inc. 2025 Term Loan B

7.67% (1 mo. USD Term SOFR + 4.000%) (2)	04/26/29		1,144,500	990,948

Planview Parent, Inc. 2024 1st Lien Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	12/17/27		921,525	694,028

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	10/26/30		603,468	460,009

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.67% (3 mo. USD Term SOFR + 4.000%) (2)	04/05/30		1,243,639	894,257

				4,345,309

Telecommunications — 0.0%

Cyxtera DC Holdings, Inc. Term Loan B

0.00% (6),(9)	01/16/27		355,886	—

Total Bank Loans

(Cost: $26,383,786)				23,397,391

Total Fixed Income Securities

(Cost: $377,729,400)				368,212,253

CONVERTIBLE SECURITIES — 0.1%

Convertible Corporate Bonds — 0.1%

Commercial Services — 0.0%

Worldline SA (France) 0.00% (3),(5)	07/30/26	EUR	56,262	65,801

Internet — 0.1%

Delivery Hero SE

1.50% (3)	01/15/28	EUR	500,000	537,968

Total Convertible Corporate Bonds

(Cost: $601,232)				603,769

Total Convertible Securities

(Cost: $601,232)				603,769

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

March 31, 2026

Issues	Shares	Value

COMMON STOCK — 0.5%

Beverages — 0.1%

Luxco Co. Ltd. (10)	13,356	$225,523

Health Care-Services — 0.3%

ModivCare, Inc. (10)	201,205	1,307,832

Packaging & Containers — 0.1%

Ardagh Holdings SA (10)	39,329	290,051

Total Common Stock

(Cost: $2,497,670)		1,823,406

MONEY MARKET INVESTMENTS — 1.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (11)	950,954	950,954

TCW Central Cash Fund, 3.69% (11),(12)	6,118,795	6,118,795

Total Money Market Investments (Cost: $7,069,749)		7,069,749

Issues	Shares	Value

WARRANTS — 0.0%

Entertainment — 0.0%

Cineworld Group PLC (9),(10)	288,340	$4

Total Warrants

(Cost: $—)		4

Total Investments (98.3%) (Cost: $387,898,051)		377,709,181
Net Unrealized Appreciation/depreciation On Unfunded Commitments (13) (0.0%)		1,395
Other Assets In Excess Of Liabilities (1.7%)		6,418,688

Net Assets (100.0%)		$384,129,264

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
226	5-Year U.S. Treasury Note Futures	06/30/26	$(24,737,529)	$(24,448,609)	$288,920

Short Futures
75	10-Year U.S. Treasury Note Futures	06/18/26	$(8,656,351)	$(8,513,672)	$142,679
8	2-Year U.S. Treasury Note Futures	06/30/26	(1,667,239)	(1,659,563)	7,676
14	Euro-Bobl Futures	06/08/26	(1,898,414)	(1,861,978)	36,436
5	U.S. Ultra Long Bond Futures	06/18/26	(600,850)	(582,813)	18,037

			$(12,822,854)	$(12,618,026)	$204,828

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (14)
Goldman Sachs & Co.	EUR	9,836,759	04/01/26	$11,336,426	$11,333,912	$(2,514)
Citibank N.A.	EUR	28,137	04/01/26	32,709	32,419	(290)

				$11,369,135	$11,366,331	$(2,804)

SELL (15)
Goldman Sachs & Co.	EUR	218,886	04/01/26	$256,232	$252,200	$4,032
Citibank N.A.	EUR	1,310,969	04/01/26	1,543,786	1,510,499	33,287
Bank of New York	EUR	500,000	04/01/26	593,752	576,100	17,652
Bank of America	EUR	7,190,284	04/01/26	8,464,337	8,284,644	179,693
JP Morgan Chase Bank	EUR	644,756	04/01/26	749,806	742,888	6,918
Bank of New York	EUR	468,804	06/26/26	541,828	542,235	(407)
Goldman Sachs & Co.	EUR	9,719,694	06/26/26	11,242,624	11,242,136	488

				$23,392,365	$23,150,702	$241,663

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Schedule of Investments (Continued)

Notes to the Schedule of Investments:

ACES	Alternative Credit Enhancement Securities.
EUR	Euro Currency.
LIBOR	London Interbank Offered Rate.
PIK	Payment In Kind.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $268,648,743 or 69.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2026.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At March 31, 2026, the value of these securities amounted to $7,104,582 or 1.9% of net assets.
(4)	Perpetual maturity.
(5)	Security is not accruing interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Restricted security (Note 11).
(8)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(10)	Non-income producing security.
(11)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(12)	Affiliated issuer.
(13)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements for which all or a portion may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.
(14)	Fund buys foreign currency, sells USD.
(15)	Fund sells foreign currency, buys USD.

The summary of the TCW MetWest High Yield Bond Fund transactions in the affiliated funds for the year ended March 31, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2026	Value at March 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$9,789,160	$265,229,635	$268,900,000	6,118,795	$6,118,795	$537,187	$—	$—	$—

Total					$6,118,795	$537,187	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Fair Valuation Summary	March 31, 2026

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$344,814,862	$—	$344,814,862
Bank Loans	—	23,397,391	—	23,397,391

Total Fixed Income Securities	—	368,212,253	—	368,212,253

Convertible Securities
Convertible Corporate Bonds	—	603,769	—	603,769
Equity Securities
Money Market Investments	7,069,749	—	—	7,069,749
Common Stock	225,523	1,597,883	—	1,823,406
Warrants	—	—	4	4

Total Equity Securities	7,295,272	1,597,883	4	8,893,159

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	1,395	—	1,395

Total Investments	$7,295,272	$370,415,300	$4	$377,710,576

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	242,070	—	242,070
Futures Contracts
Interest Rate Risk	493,748	—	—	493,748

Total	$7,789,020	$370,657,370	$4	$378,446,394

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,211)	$—	$(3,211)

Total	$—	$(3,211)	$—	$(3,211)

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 106.5% of Net Assets

ASSET-BACKED SECURITIES — 2.3%

AMMC CLO 24 Ltd. Series 2021-24A, Class AR

4.87% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/20/35	$75,000	$74,951

ARES XXVII CLO Ltd. Series 2013-2A, Class AR3

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/28/34	90,000	89,991

GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR

4.75% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/20/34	70,000	69,977

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	22,099	21,108

LCM 29 Ltd. Series 29A, Class AR

5.00% (3 mo. USD Term SOFR + 1.332%) (1),(2)	04/15/31	54,345	54,419

Rockford Tower CLO Ltd. Series 2019-2A, Class AR2

4.79% (3 mo. USD Term SOFR + 1.130%) (1),(2)	08/20/32	37,845	37,901

Sabey Data Center Issuer LLC Series 2021-1, Class A2

1.88% (1)	06/20/46	83,000	82,451

Skyline Aviation, Inc. Class A

3.23% (3)	07/03/38	28,048	26,503

SLM Student Loan Trust Series 2008-2, Class B

5.35% (90 day USD SOFR Average + 1.462%) (2)	01/25/83	20,000	21,317

SLM Student Loan Trust Series 2008-3, Class B

5.35% (90 day USD SOFR Average + 1.462%) (2)	04/26/83	20,000	20,821

SLM Student Loan Trust Series 2008-5, Class B

6.00% (90 day USD SOFR Average + 2.112%) (2)	07/25/73	35,000	37,200

SLM Student Loan Trust Series 2008-6, Class B

6.00% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	20,000	20,780

SLM Student Loan Trust Series 2008-7, Class B

6.00% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	20,000	20,020

Wachovia Student Loan Trust Series 2006-1, Class A6

4.32% (90 day USD SOFR Average + 0.432%) (1),(2)	04/25/40	11,713	11,473

Total Asset-Backed Securities

(Cost: $577,281)			588,912

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 13.4%

Federal Home Loan Mortgage Corp., Pool #SD8286

4.00%	01/01/53	$103,286	$97,701

Federal Home Loan Mortgage Corp. REMICS Series 4064, Class TB (PAC)

3.50%	06/15/42	98,618	93,227

Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O)

5.50%	07/15/36	91,140	15,785

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	75,644	71,686

Federal National Mortgage Association, Pool #MA4732

4.00%	09/01/52	98,299	93,134

Federal National Mortgage Association, Pool #MA4866

4.00%	01/01/53	59,967	56,802

Federal National Mortgage Association, Pool #MA4656

4.50%	07/01/52	150,318	145,744

Federal National Mortgage Association, Pool #BW9897

4.50%	10/01/52	18,696	18,110

Federal National Mortgage Association, Pool #MA4917

4.50%	02/01/53	423,762	410,631

Federal National Mortgage Association, Pool #MA5072

5.50%	07/01/53	18,439	18,617

Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F)

2.22% (-30 day USD SOFR Average + 5.886%) (2)	11/25/41	41,378	3,223

Federal National Mortgage Association REMICS Series 2012-128, Class UA

2.50%	06/25/42	18,228	16,181

Federal National Mortgage Association REMICS Series 2013-5, Class GF

4.88% (30 day USD SOFR Average + 1.214%) (2)	10/25/42	22,973	22,861

Federal National Mortgage Association REMICS Series 2024-73, Class FB

4.86% (30 day USD SOFR Average + 1.200%) (2)	10/25/54	28,219	28,369

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	19,143	18,142

Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F)

2.81% (-1 mo. USD Term SOFR + 6.486%) (2)	10/20/33	92,780	6,511

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	16,525	15,322

Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC)

3.50%	11/20/48	1,647	1,569

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2019-15, Class GT

3.50%	02/20/49	$13,820	$12,874

Government National Mortgage Association REMICS Series 2023-113, Class FD

5.02% (30 day USD SOFR Average + 1.350%) (2)	08/20/53	26,216	26,503

Government National Mortgage Association, TBA

4.00% (4)	06/01/55	275,000	257,438

Uniform Mortgage-Backed Security, TBA

3.50% (4)	12/01/51	800,000	733,437

4.00% (4)	05/01/55	400,000	377,378

4.50% (4)	01/01/56	200,000	192,935

5.00% (4)	01/01/56	475,000	468,374

5.50% (4)	12/01/55	250,000	251,185

Total Residential Mortgage-Backed Securities — Agency

(Cost: $3,504,718)			3,453,739

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY — 7.8%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2

3.90% (1)	08/10/35	69,000	66,145

245 Park Avenue Trust Series 2017-245P, Class A

3.51% (1)	06/05/37	115,000	113,160

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.09% (1),(5)	08/10/38	100,000	97,856

BX Trust Series 2019-OC11, Class C

3.86% (1)	12/09/41	79,000	75,142

BX Trust Series 2021-LBA, Class DV

5.64% (1 mo. USD Term SOFR + 1.964%) (1),(2)	02/15/36	33,214	33,204

BXP Trust Series 2017-GM, Class B

3.42% (1),(5)	06/13/39	100,000	98,031

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41	100,000	90,662

COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)

0.41% (5)	09/10/47	89,613	1

COMM Mortgage Trust Series 2024-277P, Class A

6.34% (1)	08/10/44	79,000	82,416

CSAIL Commercial Mortgage Trust Series 2019-C18, Class A2

2.84%	12/15/52	20,058	19,134

CSMC Trust Series 2021-B33, Class A2

3.17% (1)	10/10/43	100,000	88,909

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41	106,000	95,228

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O)

3.77% (5)	10/25/43	15,496	—

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)

2.04% (5)	04/25/36	$37,443	$—

FirstKey Homes Trust Series 2021-SFR2, Class E2

2.36% (1)	09/17/38	100,000	98,672

FirstKey Homes Trust Series 2022-SFR1, Class D

5.20% (1)	05/19/39	70,000	69,563

GS Mortgage Securities Corp. Trust Series 2023-FUN, Class B

6.46% (1 mo. USD Term SOFR + 2.790%) (1),(2)	03/15/28	100,000	100,542

GWT Trust Series 2024-WLF2, Class B

5.81% (1 mo. USD Term SOFR + 2.141%) (1),(2)	05/15/41	37,000	37,067

JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA (I/O)

0.40% (5)	09/15/47	90,368	1

JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA (I/O)

0.33% (5)	11/15/47	236,844	969

JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class XB (I/O)

1.30% (1),(5),(6)	11/15/43	425,656	4

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A

2.85% (1),(5)	09/06/38	70,000	69,522

Manhattan West Mortgage Trust Series 2020-1MW, Class B

2.34% (1),(5)	09/10/39	100,000	96,486

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)

0.52% (5)	04/15/48	101,838	1

Progress Residential Trust Series 2021-SFR11, Class E2

3.53% (1)	01/17/39	80,000	76,157

SCOTT Trust Series 2023-SFS, Class A

5.91% (1)	03/10/40	110,000	112,033

SMRT Commercial Mortgage Trust Series 2022-MINI, Class B

5.02% (1 mo. USD Term SOFR + 1.350%) (1),(2)	01/15/39	33,000	32,968

SREIT Trust Series 2021-MFP2, Class C

5.16% (1 mo. USD Term SOFR + 1.485%) (1),(2)	11/15/36	100,000	99,962

SREIT Trust Series 2021-PALM, Class C

4.75% (1 mo. USD Term SOFR + 1.074%) (1),(2)	10/15/34	50,000	49,989

TCO Commercial Mortgage Trust Series 2024-DPM, Class B

5.26% (1 mo. USD Term SOFR + 1.592%) (1),(2)	12/15/39	100,000	99,767

UBS Commercial Mortgage Trust Series 2019-C17, Class AS

3.20%	10/15/52	60,000	55,866

Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O)

0.00% (5),(7)	07/15/58	78,357	1

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class AS

3.84% (5)	12/15/59	$52,000	$51,375

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A

6.01% (1)	06/10/37	100,000	102,236

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $2,074,344)			2,013,069

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1%

Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)

2.69% (5)	01/25/39	218,568	7,657

Government National Mortgage Association Series 2012-112 (I/O)

0.11% (5)	02/16/53	1,420,384	4,210

Government National Mortgage Association Series 2013-1 (I/O)

0.58% (5)	02/16/54	365,203	5,531

Government National Mortgage Association Series 2013-125 (I/O)

0.25% (5)	10/16/54	615,781	10,622

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $171,383)			28,020

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.0%

ABFC Trust Series 2006-OPT1, Class A3D

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	09/25/36	40,215	39,726

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R11, Class M3

4.54% (1 mo. USD Term SOFR + 0.864%) (2)	01/25/36	41,539	41,173

BCMSC Trust Series 2000-A, Class A2

7.58% (5)	06/15/30	19,426	1,051

Bear Stearns ARM Trust Series 2004-1, Class 12A

4.99% (5)	04/25/34	4,617	4,159

Carrington Mortgage Loan Trust Series 2006-FRE1, Class A3

3.94% (1 mo. USD Term SOFR + 0.264%) (2)	04/25/36	36,215	35,837

Carrington Mortgage Loan Trust Series 2007-HE1, Class A4

4.08% (1 mo. USD Term SOFR + 0.694%) (2)	06/25/37	85,000	82,393

Chase Home Lending Mortgage Trust Series 2024-10, Class A4A

5.50% (1),(5)	10/25/55	49,859	49,942

CIM Trust Series 2021-R4, Class A1A

2.00% (1),(5)	05/01/61	38,708	36,712

Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1

4.42% (1 mo. USD Term SOFR + 0.744%) (2)	02/25/35	26,946	25,722

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1

4.69% (1 mo. USD Term SOFR + 1.014%) (2)	10/25/47	$14,342	$13,265

Cross Mortgage Trust Series 2024-H6, Class A1

5.13% (1),(5)	09/25/69	69,130	69,188

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class M2

5.16% (30 day USD SOFR Average + 1.500%) (1),(2)	10/25/41	37,493	37,537

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2

5.46% (30 day USD SOFR Average + 1.800%) (1),(2)	01/25/44	50,000	50,451

GCAT Trust Series 2023-INV1, Class A7

6.00% (1),(5)	08/25/53	56,237	56,652

GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1

4.86% (5)	09/25/35	5,478	5,285

Home Equity Asset Trust Series 2005-4, Class M6

4.81% (1 mo. USD Term SOFR + 1.194%) (2)	10/25/35	51,159	51,186

Impac CMB Trust Series 2007-A, Class A

4.29% (1 mo. USD Term SOFR + 0.614%) (1),(2)	05/25/37	52,215	51,449

IndyMac INDX Mortgage Loan Trust Series 2007-FLX3, Class A1

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	06/25/37	96,772	91,710

Long Beach Mortgage Loan Trust Series 2006-1, Class 1A

4.23% (1 mo. USD Term SOFR + 0.554%) (2)	02/25/36	1,694	1,685

MFA Trust Series 2021-INV1, Class A3

1.26% (1),(5)	01/25/56	22,315	21,740

Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 3A1

4.99% (5)	07/25/34	6,054	6,019

New Residential Mortgage Loan Trust Series 2022-NQM4, Class A1

5.00% (1)	06/25/62	69,497	69,315

OBX Trust Series 2024-HYB1, Class A1

3.62% (1),(5)	03/25/53	58,527	58,623

OBX Trust Series 2024-NQM14, Class A1

4.94% (1)	09/25/64	62,027	61,932

OBX Trust Series 2024-NQM15, Class A1

5.32% (1)	10/25/64	64,689	64,908

Saxon Asset Securities Trust Series 2007-2, Class A2A

3.89% (1 mo. USD Term SOFR + 0.214%) (2)	05/25/47	53,808	39,963

Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A2

4.49% (1 mo. USD Term SOFR + 0.814%) (2)	03/19/34	744	716

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Asset Securities Corp. Series 2005-WF1, Class M4

4.92% (1 mo. USD Term SOFR + 1.239%) (2)	02/25/35	$66,010	$66,136

Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A1

4.11% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/37	78,797	75,721

Verus Securitization Trust Series 2023-4, Class A1

5.81% (1)	05/25/68	52,764	52,677

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 2A1

4.39% (1 mo. USD Term SOFR + 0.714%) (2)	04/25/34	8,139	7,976

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,277,032)			1,270,849

CORPORATE BONDS — 67.7%

Aerospace & Defense — 0.7%

Boeing Co.

3.63%	02/01/31	100,000	95,153

General Electric Co.

4.30% (3 mo. USD Term SOFR + 0.642%) (2)	05/05/26	10,000	10,006

Honeywell Aerospace, Inc.

4.95% (1)	03/16/36	70,000	69,486

			174,645

Agriculture — 1.1%

Altria Group, Inc.

4.88%	02/04/28	40,000	40,362

BAT Capital Corp. (United Kingdom)

4.39%	08/15/37	95,000	86,380

Imperial Brands Finance PLC (United Kingdom)

4.50% (1)	06/30/28	35,000	35,032

Philip Morris International, Inc.

5.75%	11/17/32	60,000	63,168

Reynolds American, Inc. (United Kingdom)

5.70%	08/15/35	50,000	51,460

			276,402

Airlines — 0.6%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29	16,778	16,241

JetBlue Pass-Through Trust Series 2019-1, Class AA

2.75%	11/15/33	23,746	20,962

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34	23,549	22,226

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37	91,064	93,836

			153,265

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers — 0.2%

Volkswagen Group of America Finance LLC (Germany)

5.65% (1)	03/25/32	$35,000	$35,563

5.80% (1)	03/27/35	20,000	20,007

			55,570

Banks — 13.9%

Bank of America Corp.

2.30% (1 day USD SOFR + 1.220%) (2)	07/21/32	442,000	390,220

2.59% (1 day USD SOFR + 2.150%) (2)	04/29/31	195,000	180,172

5.47% (1 day USD SOFR + 1.650%) (2)	01/23/35	5,000	5,103

Bank of New York Mellon Corp.

5.83% (1 day USD SOFR Index + 2.074%) (2)	10/25/33	170,000	180,348

Citigroup, Inc.

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32	225,000	198,747

2.56% (1 day USD SOFR + 1.167%) (2)	05/01/32	70,000	62,655

3.06% (1 day USD SOFR + 1.351%) (2)	01/25/33	32,000	28,902

5.33% (1 day USD SOFR + 1.465%) (2)	03/27/36	70,000	70,242

Goldman Sachs Group, Inc.

1.95% (1 day USD SOFR + 0.913%) (2)	10/21/27	50,000	49,316

2.65% (1 day USD SOFR + 1.264%) (2)	10/21/32	212,000	188,301

5.02% (1 day USD SOFR + 1.420%) (2)	10/23/35	40,000	39,290

5.54% (1 day USD SOFR + 1.380%) (2)	01/28/36	75,000	76,291

HSBC Holdings PLC (United Kingdom)

2.80% (1 day USD SOFR + 1.187%) (2)	05/24/32	155,000	139,509

JPMorgan Chase & Co.

1.58% (1 day USD SOFR + 0.885%) (2)	04/22/27	205,000	204,668

1.95% (1 day USD SOFR + 1.065%) (2)	02/04/32	365,000	321,799

2.96% (1 day USD SOFR + 1.260%) (2)	01/25/33	135,000	122,469

5.29% (1 day USD SOFR + 1.460%) (2)	07/22/35	55,000	55,618

Morgan Stanley

1.79% (1 day USD SOFR + 1.034%) (2)	02/13/32	205,000	177,803

1.93% (1 day USD SOFR + 1.020%) (2)	04/28/32	215,000	186,379

5.25% (1 day USD SOFR + 1.870%) (2)	04/21/34	25,000	25,109

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

5.59% (1 day USD SOFR + 1.418%) (2)	01/18/36	$75,000	$76,531

5.83% (1 day USD SOFR + 1.580%) (2)	04/19/35	60,000	62,302

Morgan Stanley Private Bank NA

4.73% (1 day USD SOFR + 1.080%) (2)	07/18/31	50,000	49,874

PNC Financial Services Group, Inc.

5.22% (1 day USD SOFR + 1.072%) (2)	01/29/31	150,000	153,010

5.68% (1 day USD SOFR + 1.902%) (2)	01/22/35	5,000	5,149

Santander U.K. Group Holdings PLC (United Kingdom)

2.47% (1 day USD SOFR + 1.220%) (2)	01/11/28	30,000	29,505

U.S. Bancorp

4.84% (1 day USD SOFR + 1.600%) (2)	02/01/34	140,000	138,559

5.68% (1 day USD SOFR + 1.860%) (2)	01/23/35	5,000	5,169

Wells Fargo & Co.

2.57% (3 mo. USD Term SOFR + 1.262%) (2)	02/11/31	65,000	60,180

3.35% (1 day USD SOFR + 1.500%) (2)	03/02/33	295,000	270,763

5.50% (1 day USD SOFR + 1.780%) (2)	01/23/35	25,000	25,466

			3,579,449

Beverages — 1.9%

Bacardi Ltd.

4.70% (1)	05/15/28	65,000	64,918

Becle SAB de CV (Mexico)

2.50% (1)	10/14/31	70,000	59,983

Coca-Cola Co.

4.65%	08/14/34	45,000	45,332

Constellation Brands, Inc.

2.25%	08/01/31	15,000	13,244

2.88%	05/01/30	30,000	28,098

Diageo Investment Corp. (United Kingdom)

5.63%	04/15/35	200,000	207,374

JDE Peet’s NV (Netherlands)

2.25% (1)	09/24/31	75,000	65,187

			484,136

Biotechnology — 1.0%

Amgen, Inc.

5.25%	03/02/33	110,000	112,981

Biogen, Inc.

5.75%	05/15/35	70,000	72,432

Issues	Maturity Date	Principal Amount	Value

Biotechnology (Continued)

Illumina, Inc.

2.55%	03/23/31	$25,000	$22,416

5.75%	12/13/27	15,000	15,300

Regeneron Pharmaceuticals, Inc.

1.75%	09/15/30	20,000	17,744

Royalty Pharma PLC

1.75%	09/02/27	25,000	24,102

			264,975

Chemicals — 0.4%

International Flavors & Fragrances, Inc.

2.30% (1)	11/01/30	95,000	84,592

LYB International Finance III LLC

5.88%	01/15/36	15,000	15,054

			99,646

Commercial Services — 0.8%

Global Payments, Inc.

5.30%	08/15/29	60,000	60,442

Northwestern University

3.69%	12/01/38	20,000	17,725

RELX Capital, Inc. (United Kingdom)

3.00%	05/22/30	20,000	18,839

Rollins, Inc.

5.25%	02/24/35	100,000	99,864

S&P Global, Inc.

2.90%	03/01/32	10,000	9,129

			205,999

Computers — 1.1%

Booz Allen Hamilton, Inc.

5.95%	04/15/35	55,000	55,459

Dell International LLC/EMC Corp.

4.50%	02/15/31	115,000	113,553

5.00%	04/01/30	70,000	70,904

Gartner, Inc.

4.95%	03/20/31	45,000	43,934

			283,850

Cosmetics/Personal Care — 0.1%

Kenvue, Inc.

4.90%	03/22/33	15,000	15,119

Diversified Financial Services — 2.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28	80,000	77,052

3.30%	01/30/32	40,000	36,384

3.88%	01/23/28	16,000	15,847

Air Lease Corp.

3.63%	12/01/27	26,000	25,620

4.63%	10/01/28	30,000	29,869

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Diversified Financial Services (Continued)

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (2)	07/20/33		$50,000	$50,182

6.49% (1 day USD SOFR + 1.940%) (2)	10/30/31		100,000	107,471

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		21,000	20,308

2.75% (1)	02/21/28		10,000	9,663

Blackrock, Inc.

3.75%	07/18/35	EUR	100,000	113,946

Capital One Financial Corp.

6.70%	11/29/32		15,000	16,314

Intercontinental Exchange, Inc.

1.85%	09/15/32		30,000	25,316

Lseg U.S. Fin Corp. (United Kingdom)

5.25% (1)	03/23/36		40,000	39,633

Mastercard, Inc.

4.55%	01/15/35		80,000	78,623

				646,228

Electric — 7.0%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56		85,000	82,652

Alliant Energy Finance LLC

5.95% (1)	03/30/29		35,000	36,312

Ameren Corp.

3.50%	01/15/31		50,000	47,479

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (2)	03/15/56		95,000	93,834

Appalachian Power Co.

3.30%	06/01/27		20,000	19,744

Arizona Public Service Co.

6.35%	12/15/32		100,000	107,400

Ausgrid Finance Pty. Ltd. (Australia)

5.95% (8)	12/10/35	AUD	20,000	13,400

Berkshire Hathaway Energy Co.

1.65%	05/15/31		25,000	21,693

Black Hills Corp.

4.35%	05/01/33		36,000	34,275

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56		70,000	69,258

Commonwealth Edison Co.

6.45%	01/15/38		20,000	22,009

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (2)	02/15/56		70,000	69,453

Duke Energy Corp.

2.55%	06/15/31		35,000	31,487

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Duke Energy Florida LLC

5.88%	11/15/33		$45,000	$47,809

Entergy Corp.

6.10% (5 yr. CMT + 2.013%) (2)	06/15/56		30,000	29,582

Eurogrid GmbH (Germany)

1.11% (8)	05/15/32	EUR	100,000	98,530

Evergy Missouri West, Inc.

5.65% (1)	06/01/34		50,000	51,240

Eversource Energy

4.60%	07/01/27		30,000	30,040

5.13%	05/15/33		70,000	69,894

Exelon Corp.

5.30%	03/15/33		35,000	35,857

FirstEnergy Transmission LLC

4.55%	01/15/30		25,000	25,000

Florida Power & Light Co.

5.30%	06/15/34		205,000	210,853

ITC Holdings Corp.

4.95% (1)	09/22/27		20,000	20,107

Jersey Central Power & Light Co.

2.75% (1)	03/01/32		90,000	80,923

Narragansett Electric Co.

3.40% (1)	04/09/30		35,000	33,470

Oklahoma Gas & Electric Co.

5.40%	01/15/33		15,000	15,460

Oncor Electric Delivery Co. LLC

5.35%	04/01/35		200,000	204,478

Southern Co.

6.00% (5 yr. CMT + 1.993%) (2)	04/01/58		65,000	65,363

Southwestern Electric Power Co.

4.10%	09/15/28		15,000	14,922

5.30%	04/01/33		105,000	106,674

Xcel Energy, Inc.

3.40%	06/01/30		10,000	9,560

				1,798,758

Electronics — 0.3%

Amphenol Corp.

4.63%	02/15/36		40,000	38,695

Hubbell, Inc.

4.80%	11/15/35		40,000	38,970

				77,665

Engineering & Construction — 0.1%

Sydney Airport Finance Co. Pty. Ltd. (Australia)

3.63% (1)	04/28/26		15,000	14,991

Entertainment — 0.2%

Flutter Treasury DAC (Ireland)

5.88% (1)	06/04/31		65,000	64,300

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Environmental Control — 0.0%

Republic Services, Inc.

2.90%	07/01/26		$5,000	$4,988

Food — 0.8%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings

3.75%	12/01/31		32,000	30,001

6.75%	03/15/34		50,000	54,944

Mars, Inc.

5.20% (1)	03/01/35		30,000	30,301

Pilgrim’s Pride Corp.

3.50%	03/01/32		60,000	54,508

Smithfield Foods, Inc.

2.63% (1)	09/13/31		40,000	35,187

				204,941

Forest Products & Paper — 0.1%

Georgia-Pacific LLC

2.30% (1)	04/30/30		20,000	18,360

Gas — 2.9%

Boston Gas Co.

3.76% (1)	03/16/32		25,000	23,464

CenterPoint Energy Resources Corp.

5.40%	03/01/33		130,000	133,526

East Ohio Gas Co.

2.00% (1)	06/15/30		15,000	13,484

KeySpan Gas East Corp.

5.99% (1)	03/06/33		85,000	88,824

National Gas Transmission PLC (United Kingdom)

4.25% (8)	04/05/30	EUR	100,000	117,795

NiSource, Inc.

5.40%	06/30/33		75,000	76,882

5.75% (5 yr. CMT + 2.035%) (2)	07/15/56		40,000	39,418

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55		55,000	55,594

Piedmont Natural Gas Co., Inc.

2.50%	03/15/31		10,000	9,034

5.40%	06/15/33		65,000	66,771

Southern Co. Gas Capital Corp.

4.95%	09/15/34		5,000	4,944

5.15%	09/15/32		20,000	20,325

5.75%	09/15/33		102,000	106,079

				756,140

Health Care-Products — 3.1%

Abbott Laboratories

4.65%	03/15/36		105,000	102,634

Alcon Finance Corp.

2.75% (1)	09/23/26		40,000	39,697

Issues	Maturity Date	Principal Amount		Value

Health Care-Products (Continued)

Augusta SpinCo Corp.

5.25%	03/23/36		$40,000	$40,024

Baxter International, Inc.

3.95%	04/01/30		10,000	9,591

Dentsply Sirona, Inc.

3.25%	06/01/30		35,000	32,239

GE HealthCare Technologies, Inc.

4.80%	08/14/29		65,000	65,599

Medline Borrower LP

3.88% (1)	04/01/29		135,000	130,717

Revvity, Inc.

2.55%	03/15/31		35,000	31,541

Smith & Nephew PLC (United Kingdom)

2.03%	10/14/30		30,000	26,738

STERIS Irish FinCo UnLtd Co.

2.70%	03/15/31		30,000	27,248

Stryker Corp.

3.38%	09/11/32	EUR	100,000	113,392

Thermo Fisher Scientific, Inc.

4.90%	02/12/36		95,000	94,230

5.09%	08/10/33		34,000	34,686

VSP Optical Group, Inc.

5.45% (1)	12/01/35		50,000	49,027

				797,363

Health Care-Services — 3.5%

Centene Corp.

3.00%	10/15/30		85,000	74,502

Cigna Group

2.40%	03/15/30		105,000	97,047

Elevance Health, Inc.

5.00%	01/15/36		25,000	24,504

5.20%	02/15/35		45,000	45,004

5.50%	10/15/32		60,000	61,881

Fresenius Medical Care U.S. Finance III, Inc. (Germany)

1.88% (1)	12/01/26		20,000	19,625

HCA, Inc.

3.63%	03/15/32		75,000	69,671

4.13%	06/15/29		65,000	64,171

Health Care Service Corp. A Mutual Legal Reserve Co.

5.45% (1)	06/15/34		45,000	45,069

Humana, Inc.

3.70%	03/23/29		10,000	9,724

5.38%	04/15/31		150,000	151,608

IQVIA, Inc.

6.25%	02/01/29		35,000	36,397

Premier Health Partners

2.91%	11/15/26		15,000	14,804

Providence St. Joseph Health Obligated Group

2.75%	10/01/26		20,000	19,848

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

RWJBH Corporate Services, Inc.

4.00%	07/01/28	$15,000	$14,950

UnitedHealth Group, Inc.

5.15%	07/15/34	105,000	105,992

Universal Health Services, Inc.

1.65%	09/01/26	35,000	34,592

			889,389

Household Products/Wares — 0.1%

Church & Dwight Co., Inc.

5.60%	11/15/32	20,000	21,048

Insurance — 2.8%

Aon Corp.

2.80%	05/15/30	40,000	37,316

Athene Global Funding

1.61% (1)	06/29/26	5,000	4,966

Brown & Brown, Inc.

4.20%	03/17/32	30,000	28,386

Equitable Financial Life Global Funding

1.30% (1)	07/12/26	25,000	24,809

Farmers Exchange Capital

7.05% (1)	07/15/28	20,000	20,781

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(2)	11/01/57	65,000	54,535

Marsh & McLennan Cos., Inc.

2.25%	11/15/30	30,000	27,137

4.95%	03/15/36	40,000	39,634

Metropolitan Life Global Funding I

2.95% (1)	04/09/30	180,000	169,202

MMI Capital Trust I

7.63%	12/15/27	50,000	52,161

New York Life Global Funding

5.00% (1)	01/09/34	115,000	115,783

New York Life Insurance Co.

5.88% (1)	05/15/33	65,000	68,268

NLG Global Funding

4.35% (1)	09/15/30	55,000	54,103

Willis North America, Inc.

5.35%	05/15/33	25,000	25,304

			722,385

Internet — 2.5%

Airbnb, Inc.

5.25%	03/16/36	70,000	70,044

Alphabet, Inc.

4.70%	11/15/35	75,000	74,164

4.80%	02/15/36	65,000	64,729

Amazon.com, Inc.

4.88%	03/13/36	125,000	123,886

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)

AppLovin Corp.

5.50%	12/01/34		$70,000	$69,469

Meta Platforms, Inc.

4.88%	11/15/35		245,000	240,448

				642,740

Leisure Time — 0.2%

Royal Caribbean Cruises Ltd.

5.38%	01/15/36		65,000	63,903

Lodging — 0.7%

Choice Hotels International, Inc.

5.85%	08/01/34		40,000	40,335

Hyatt Hotels Corp.

5.05%	03/30/28		70,000	70,739

Las Vegas Sands Corp.

6.00%	06/14/30		55,000	56,668

				167,742

Machinery-Construction & Mining — 0.2%

GE Vernova, Inc.

4.88%	02/04/36		40,000	39,666

Media — 1.1%

Charter Communications Operating LLC/ Charter Communications Operating Capital

2.80%	04/01/31		185,000	166,102

4.80%	03/01/50		35,000	26,019

Comcast Corp.

1.95%	01/15/31		10,000	8,878

Fox Corp.

6.50%	10/13/33		65,000	69,781

				270,780

Miscellaneous Manufacturers — 0.2%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	60,000	39,481

Oil & Gas — 0.2%

Aker BP ASA (Norway)

3.10% (1)	07/15/31		67,000	61,128

Packaging & Containers — 1.9%

Amcor Finance USA, Inc.

5.63%	05/26/33		55,000	56,364

AptarGroup, Inc.

4.75%	03/30/31		65,000	64,578

Berry Global, Inc.

1.65%	01/15/27		20,000	19,588

5.65%	01/15/34		85,000	86,964

Sealed Air Corp.

1.57% (1)	10/15/26		30,000	29,966

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Packaging & Containers (Continued)

Smurfit Kappa Treasury ULC (Ireland)

5.44%	04/03/34		$200,000	$202,674

Sonoco Products Co.

3.13%	05/01/30		25,000	23,521

				483,655

Pharmaceuticals — 2.8%

AbbVie, Inc.

5.20%	03/15/35		95,000	96,761

Bayer U.S. Finance II LLC (Germany)

4.38% (1)	12/15/28		25,000	24,773

6.50% (1)	11/21/33		35,000	37,242

Becton Dickinson & Co.

3.70%	06/06/27		20,000	19,840

Bristol-Myers Squibb Co.

5.20%	02/22/34		30,000	30,772

CVS Health Corp.

3.25%	08/15/29		40,000	38,366

5.30%	06/01/33		150,000	151,432

Elanco Animal Health, Inc.

6.40%	08/28/28		15,000	15,414

Eli Lilly & Co.

4.90%	10/15/35		75,000	75,083

EMD Finance LLC (Germany)

5.00% (1)	10/15/35		80,000	78,902

Johnson & Johnson

5.00%	03/01/35		45,000	46,350

Novartis Capital Corp.

4.60%	03/18/33		15,000	14,942

4.90%	03/18/36		65,000	64,864

Pfizer Investment Enterprises Pte. Ltd.

4.75%	05/19/33		35,000	34,888

				729,629

Pipelines — 0.4%

Pipeline Funding Co. LLC

7.50% (1)	01/15/30		15,288	15,771

Southern Natural Gas Co. LLC

4.80% (1)	03/15/47		30,000	25,817

TransCanada PipeLines Ltd. (Canada)

4.63%	03/01/34		30,000	29,031

5.60%	03/31/34		35,000	36,018

				106,637

Real Estate — 0.1%

Vonovia SE (Germany)

5.72% (8)	09/03/35	AUD	40,000	25,900

REIT — 4.1%

American Assets Trust LP

3.38%	02/01/31		25,000	22,557

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

American Homes 4 Rent LP

2.38%	07/15/31	$30,000	$26,436

American Tower Corp.

2.30%	09/15/31	148,000	130,324

2.90%	01/15/30	15,000	14,096

Americold Realty Operating Partnership LP

5.60%	05/15/32	20,000	19,751

Crown Castle, Inc.

2.25%	01/15/31	120,000	106,183

3.30%	07/01/30	25,000	23,452

CubeSmart LP

4.38%	02/15/29	15,000	14,909

Digital Realty Trust LP

3.60%	07/01/29	10,000	9,718

DOC Dr. LLC (REIT)

4.30%	03/15/27	26,000	25,982

Equinix, Inc.

2.50%	05/15/31	35,000	31,301

Essex Portfolio LP

2.65%	03/15/32	10,000	8,798

5.50%	04/01/34	35,000	35,439

Extra Space Storage LP

2.20%	10/15/30	40,000	35,847

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/30	2,000	1,923

5.30%	01/15/29	20,000	20,196

5.63%	03/01/36	40,000	38,933

Healthcare Realty Holdings LP

3.10%	02/15/30	15,000	14,121

Host Hotels & Resorts LP

3.50%	09/15/30	30,000	28,213

5.70%	06/15/32	40,000	41,038

Hudson Pacific Properties LP

3.95%	11/01/27	25,000	23,689

Invitation Homes Operating Partnership LP

5.50%	08/15/33	20,000	20,033

Kilroy Realty LP (REIT)

3.05%	02/15/30	5,000	4,567

LXP Industrial Trust

2.38%	10/01/31	25,000	21,727

2.70%	09/15/30	25,000	22,819

NNN REIT, Inc.

5.60%	10/15/33	40,000	41,170

Phillips Edison Grocery Center Operating Partnership I LP (REIT)

4.75%	03/15/33	50,000	48,781

Piedmont Operating Partnership LP

2.75%	04/01/32	35,000	29,428

Realty Income Corp.

5.13%	04/15/35	25,000	25,033

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Rexford Industrial Realty LP

2.15%	09/01/31	$30,000	$26,052

UDR, Inc. (REIT)

4.40%	01/26/29	10,000	9,980

VICI Properties LP

5.13%	05/15/32	52,000	51,320

Weyerhaeuser Co.

3.38%	03/09/33	15,000	13,539

WP Carey, Inc.

4.65%	07/15/30	75,000	74,561

			1,061,916

Retail — 0.7%

AutoNation, Inc.

3.85%	03/01/32	25,000	23,259

AutoZone, Inc.

5.13%	06/15/30	40,000	40,726

Starbucks Corp.

2.55%	11/15/30	20,000	18,311

4.80%	05/15/30	90,000	91,147

			173,443

Savings & Loans — 0.1%

Nationwide Building Society (United Kingdom)

1.50% (1)	10/13/26	25,000	24,650

Semiconductors — 0.6%

Broadcom, Inc.

3.42%	04/15/33	20,000	18,312

Foundry JV Holdco LLC

5.50% (1)	01/25/31	55,000	56,235

Intel Corp.

2.00%	08/12/31	85,000	73,652

Micron Technology, Inc.

2.70%	04/15/32	15,000	13,530

			161,729

Software — 3.9%

Atlassian Corp.

5.50%	05/15/34	105,000	102,860

Cadence Design Systems, Inc.

4.70%	09/10/34	110,000	108,154

Constellation Software, Inc. (Canada)

5.46% (1)	02/16/34	100,000	98,015

Fiserv, Inc.

2.65%	06/01/30	20,000	18,234

5.25%	08/11/35	75,000	72,952

5.63%	08/21/33	30,000	30,332

Open Text Corp. (Canada)

6.90% (1)	12/01/27	72,000	74,012

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Oracle Corp.

4.70%	09/27/34		$75,000	$68,451

5.70%	02/04/36		35,000	33,667

6.25%	11/09/32		90,000	92,475

Paychex, Inc.

5.60%	04/15/35		140,000	140,731

Salesforce, Inc.

4.90%	09/15/31		25,000	24,971

5.55%	03/15/36		50,000	49,861

Synopsys, Inc.

5.15%	04/01/35		30,000	30,065

Take-Two Interactive Software, Inc.

4.00%	04/14/32		50,000	47,705

				992,485

Telecommunications — 2.3%

Cisco Systems, Inc.

5.05%	02/26/34		90,000	91,387

Sprint Capital Corp.

8.75%	03/15/32		85,000	101,202

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC

5.15% (1)	03/20/28		130,000	130,669

T-Mobile USA, Inc.

2.55%	02/15/31		179,000	162,700

3.50%	04/15/31		60,000	56,815

5.05%	07/15/33		55,000	55,355

				598,128

Toys/Games/Hobbies — 0.2%

Mattel, Inc.

5.00%	11/17/30		60,000	59,740

Transportation — 0.3%

Aurizon Network Pty. Ltd. (Australia)

2.90% (8)	09/02/30	AUD	40,000	24,128

Norfolk Southern Corp.

3.00%	03/15/32		15,000	13,695

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	30,000	18,726

Union Pacific Corp.

2.38%	05/20/31		10,000	9,066

2.89%	04/06/36		20,000	16,814

				82,429

Total Corporate Bonds

(Cost: $17,297,682)				17,395,393

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

MUNICIPAL BONDS — 0.4%

Maryland Economic Development Corp., Revenue Bonds

5.43%	05/31/56		$50,000	$48,569

Santa Monica Community College District, General Obligation Unlimited

2.05%	08/01/33		20,000	16,903

University of Michigan, Revenue Bonds

3.44%	04/01/31		25,000	24,274

Total Municipal Bonds

(Cost: $95,000)				89,746

FOREIGN GOVERNMENT BONDS — 0.6%

New South Wales Treasury Corp.

5.25% (8)	02/24/38	AUD	105,000	68,788

Queensland Treasury Corp.

5.25% (8)	08/13/38	AUD	115,000	74,830

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	35,000	16,245

Total Foreign Government Bonds

(Cost: $160,401)				159,863

U.S. TREASURY SECURITIES — 9.2%

U.S. Treasury Notes

3.38%	02/29/28		18,000	17,861

3.50%	03/15/29		195,000	193,301

3.88%	03/31/28		880,000	881,392

3.88%	03/31/31		1,066,000	1,062,669

4.13%	02/15/36		211,000	207,720

Total U.S. Treasury Securities

(Cost: $2,361,020)				2,362,943

Total Fixed Income Securities

(Cost: $27,518,861)				27,362,534

Issues	Maturity Date	Principal Amount		Value

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Commercial Services — 0.0%

Worldline SA (France)

0.00% (7),(8)	07/30/26	EUR	3,764	$4,402

Total Convertible Corporate Bonds

(Cost: $4,076)				4,402

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 3.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (9)			64,764	64,764

TCW Central Cash Fund, 3.69% (9),(10)			893,446	893,446

Total Money Market Investments

(Cost: $958,210)				958,210

Total Investments (110.2%)

(Cost: $28,481,147)				28,325,146

Liabilities In Excess Of Other Assets (-10.2%)				(2,624,323)

Net Assets (100.0%)				$25,700,823

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
44	2-Year U.S. Treasury Note Futures	06/30/26	$9,193,496	$9,127,594	$(65,902)

Short Futures
3	10-Year Australian Bond Futures	06/15/26	$(221,658)	$(221,402)	$256
16	10-Year U.S. Treasury Note Futures	06/18/26	(1,843,175)	(1,816,250)	26,925
4	3-Year Australian Bond Futures	06/15/26	(284,585)	(283,973)	612
17	5-Year U.S. Treasury Note Futures	06/30/26	(1,863,785)	(1,839,055)	24,730
1	Euro-Bobl Futures	06/08/26	(135,601)	(132,998)	2,603
2	Euro-Bund Futures	06/08/26	(296,516)	(288,949)	7,567
3	U.S. Ultra Long Bond Futures	06/18/26	(360,510)	(349,688)	10,822

			$(5,005,830)	$(4,932,315)	$73,515

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

March 31, 2026

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Goldman Sachs & Co.	AUD	10,071	04/01/26	$6,984	$6,897	$(87)
JP Morgan Chase Bank	AUD	442,576	04/01/26	304,668	303,121	(1,547)
Citibank N.A.	EUR	1,614	04/01/26	1,876	1,859	(17)
Goldman Sachs & Co.	EUR	402,590	04/01/26	464,053	463,864	(189)

				$777,581	$775,741	$(1,840)

SELL (12)
Bank of America	AUD	432,500	04/01/26	$290,315	$296,220	$(5,905)
Citibank N.A.	AUD	20,146	04/01/26	13,566	13,798	(232)
JP Morgan Chase Bank	AUD	432,515	06/26/26	297,244	295,854	1,390
Bank of America	EUR	404,204	04/01/26	475,825	465,723	10,102
Goldman Sachs & Co.	EUR	394,920	06/26/26	456,798	456,778	20

				$1,533,748	$1,528,373	$5,375

Notes to the Schedule of Investments:

ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
USD	United States Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $5,478,215 or 21.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2026.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Restricted security (Note 11).
(7)	Security is not accruing interest.
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At March 31, 2026, the value of these securities amounted to $427,773 or 1.7% of net assets.
(9)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(10)	Affiliated issuer.
(11)	Fund buys foreign currency, sells USD.
(12)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Schedule of Investments (Continued)	March 31, 2026

The summary of the TCW MetWest Investment Grade Credit Fund transactions in the affiliated funds for the year ended March 31, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2026	Value at March 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$811,687	$29,192,759	$29,111,000	893,446	$893,446	$44,124	$—	$—	$—

Total					$893,446	$44,124	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Fair Valuation Summary	March 31, 2026

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$17,395,393	$—	$17,395,393
Residential Mortgage-Backed Securities — Agency	—	3,453,739	—	3,453,739
U.S. Treasury Securities	—	2,362,943	—	2,362,943
Commercial Mortgage-Backed Securities — Non-Agency	—	2,013,069	—	2,013,069
Residential Mortgage-Backed Securities — Non-Agency	—	1,270,849	—	1,270,849
Asset-Backed Securities	—	562,409	26,503	588,912
Foreign Government Bonds	—	159,863	—	159,863
Municipal Bonds	—	89,746	—	89,746
Commercial Mortgage-Backed Securities — Agency	—	28,020	—	28,020

Total Fixed Income Securities	—	27,336,031	26,503	27,362,534

Convertible Securities
Convertible Corporate Bonds	—	4,402	—	4,402
Equity Securities
Money Market Investments	958,210	—	—	958,210

Total Investments	$958,210	$27,340,433	$26,503	$28,325,146

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	11,512	—	11,512
Futures Contracts
Interest Rate Risk	73,515	—	—	73,515

Total	$1,031,725	$27,351,945	$26,503	$28,410,173

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(65,902)	$—	$—	$(65,902)
Forward Currency Contracts
Foreign Currency Risk	—	(7,977)	—	(7,977)

Total	$(65,902)	$(7,977)	$—	$(73,879)

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 107.2% of Net Assets

ASSET-BACKED SECURITIES — 15.7%

321 Henderson Receivables I LLC Series 2007-1A, Class A1

3.99% (1 mo. USD Term SOFR + 0.314%) (1),(2)	03/15/42	$1,523,428	$1,467,167

522 Funding CLO Ltd. Series 2020-6A, Class A1R2

4.87% (3 mo. USD Term SOFR + 1.200%) (1),(2)	10/23/34	4,550,000	4,548,403

Access Group, Inc. Series 2015-1, Class A

4.48% (30 day USD SOFR Average + 0.814%) (1),(2)	07/25/56	516,225	511,237

AGL CLO 13 Ltd. Series 2021-13A, Class A1R

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	10/20/34	2,450,000	2,448,682

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (1)	08/15/46	1,600,000	1,583,808

Aligned Data Centers Issuer LLC Series 2022-1A, Class A2

6.35% (1)	10/15/47	1,785,000	1,780,045

Aligned Data Centers Issuer LLC Series 2023-1A, Class A2

6.00% (1)	08/17/48	1,765,000	1,773,447

ALLO Issuer LLC Series 2023-1A, Class A2

6.20% (1)	06/20/53	3,750,000	3,778,099

AMMC CLO 24 Ltd. Series 2021-24A, Class AR

4.87% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/20/35	3,000,000	2,998,053

Avis Budget Rental Car Funding AESOP LLC Series 2022-5A, Class C

6.24% (1)	04/20/27	210,000	210,167

Bain Capital Credit CLO Ltd. Series 2020-5A, Class ARR

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/20/34	4,600,000	4,601,150

Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR

4.73% (3 mo. USD Term SOFR + 1.060%) (1),(2)	07/24/34	4,500,000	4,491,094

Barings CLO Ltd. Series 2021-3A, Class AR

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	01/18/35	4,500,000	4,497,124

BlueMountain CLO XXX Ltd. Series 2020-30A, Class AR2

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/15/35	2,500,000	2,497,542

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Capital Street Master Trust Series 2025-1, Class B

5.17% (30 day USD SOFR Average + 1.500%) (1),(2)	08/16/29	$1,525,000	$1,522,043

CARS-DB5 LP Series 2021-1A, Class A1

1.44% (1)	08/15/51	1,896,318	1,872,281

Cedar Funding VI CLO Ltd. Series 2016-6A, Class AR3

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	04/20/34	4,500,000	4,498,204

CIFC Funding Ltd. Series 2022-2A, Class A1R

4.64% (3 mo. USD Term SOFR + 0.970%) (1),(2)	04/19/35	4,500,000	4,487,701

CIFC Funding Ltd. Series 2022-4A, Class AR

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	07/16/35	1,775,000	1,772,540

CLI Funding VI LLC Series 2020-1A, Class A

2.08% (1)	09/18/45	334,220	314,644

Diamond Infrastructure Funding LLC Series 2021-1A, Class A

1.76% (1)	04/15/49	4,800,000	4,693,421

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

4.80% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	1,055,743	1,056,767

Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	07/17/34	4,500,000	4,502,250

Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/22/35	4,400,000	4,402,081

FHF Issuer Trust Series 2024-3A, Class A2

4.94% (1)	11/15/30	1,509,163	1,506,108

Global SC Finance VII SRL Series 2020-2A, Class A

2.26% (1)	11/19/40	2,054,196	1,977,126

Goal Capital Funding Trust Series 2006-1, Class B

5.30% (3 mo. USD LIBOR + 0.450%) (2)	08/25/42	744,331	724,677

GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR

4.75% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/20/34	2,600,000	2,599,134

Hotwire Funding LLC Series 2024-1A, Class A2

5.89% (1)	06/20/54	1,915,000	1,938,753

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

HPS Loan Management Ltd. Series 2021-16A, Class A1R

4.78% (3 mo. USD Term SOFR + 1.110%) (1),(2)	01/23/35	$4,000,000	$3,998,224

HTS Fund II LLC Series 2025-1, Class A

5.35% (1)	06/23/45	1,535,000	1,534,265

Invesco CLO Ltd. Series 2021-2A, Class AR

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	07/15/34	4,000,000	3,998,208

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	2,090,224	1,996,496

LCM 29 Ltd. Series 29A, Class AR

5.00% (3 mo. USD Term SOFR + 1.332%) (1),(2)	04/15/31	586,921	587,726

LCM 33 Ltd. Series 33A, Class AR

4.85% (3 mo. USD Term SOFR + 1.180%) (1),(2)	07/20/34	5,000,000	4,997,835

LCM 37 Ltd. Series 37A, Class A1R

4.73% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/15/34	2,113,934	2,113,960

Navient Private Education Refi Loan Trust Series 2021-CA, Class A

1.06% (1)	10/15/69	521,289	473,918

Navient Private Education Refi Loan Trust Series 2021-FA, Class A

1.11% (1)	02/18/70	2,728,777	2,435,712

Nelnet Student Loan Trust Series 2013-1A, Class A

4.38% (30 day USD SOFR Average + 0.714%) (1),(2)	06/25/41	710,200	705,011

Neuberger Berman CLO XVI-S Ltd. Series 2017-16SA, Class XR2

4.62% (3 mo. USD Term SOFR + 0.950%) (1),(2)	04/15/39	1,750,000	1,750,842

Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/15/33	5,310,000	5,302,805

Octagon Investment Partners 45 Ltd. Series 2019-1A, Class A1RR

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/15/35	4,500,000	4,498,704

Octagon Investment Partners XVII Ltd. Series 2013-1A, Class BR2

5.33% (3 mo. USD Term SOFR + 1.662%) (1),(2)	01/25/31	432,382	432,609

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Palmer Square Loan Funding Ltd. Series 2024-3A, Class A2R

4.81% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/08/32	$2,270,000	$2,268,563

Park Avenue Institutional Advisers CLO Ltd. Series 2021- 2A, Class A1R

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	07/15/34	4,300,000	4,299,712

Rockford Tower CLO Ltd. Series 2017-3A, Class A

5.12% (3 mo. USD Term SOFR + 1.452%) (1),(2)	10/20/30	219	219

Rockford Tower CLO Ltd. Series 2018-1A, Class A

5.02% (3 mo. USD Term SOFR + 1.362%) (1),(2)	05/20/31	109,001	109,049

Rockford Tower CLO Ltd. Series 2019-1A, Class AR2

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	04/20/34	4,400,000	4,396,872

Rockford Tower CLO Ltd. Series 2019-2A, Class AR2

4.79% (3 mo. USD Term SOFR + 1.130%) (1),(2)	08/20/32	1,351,609	1,353,622

Skyline Aviation, Inc. Class A

3.23% (3)	07/03/38	4,768,165	4,505,534

SLM Student Loan Trust Series 2008-4, Class A4

5.80% (90 day USD SOFR Average + 1.912%) (2)	07/25/49	1,037,309	1,040,075

SLM Student Loan Trust Series 2008-6, Class A4

5.25% (90 day USD SOFR Average + 1.362%) (2)	07/25/23	599,438	597,441

SLM Student Loan Trust Series 2012-2, Class A

4.48% (30 day USD SOFR Average + 0.814%) (2)	01/25/29	1,116,580	1,091,411

SLM Student Loan Trust Series 2014-1, Class A3

4.38% (30 day USD SOFR Average + 0.714%) (2)	02/26/29	2,024,656	1,966,070

Store Master Funding I-VII & XIV Series 2019-1, Class A3

3.32% (1)	11/20/49	973,175	961,049

TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2

4.93% (3 mo. USD Term SOFR + 1.282%) (1),(2)	10/13/32	2,146,999	2,148,680

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Trestles CLO V Ltd. Series 2021-5A, Class A1R

4.92% (3 mo. USD Term SOFR + 1.250%) (1),(2)	10/20/34	$2,500,000	$2,499,175

Trinity Rail Leasing LLC Series 2019-1A, Class A

3.82% (1)	04/17/49	1,976,091	1,975,127

Vantage Data Centers Issuer LLC Series 2021-1A, Class A2

2.17% (1)	10/15/46	1,355,000	1,332,264

Vantage Data Centers LLC Series 2020-2A, Class A2

1.99% (1)	09/15/45	1,445,000	1,380,517

VB-S1 Issuer LLC Series 2022-1A, Class C2I

3.16% (1)	02/15/52	1,970,000	1,923,173

Total Asset-Backed Securities (Cost: $143,947,031)			143,728,616

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 20.8%

Federal Home Loan Mortgage Corp., Pool #SD8286

4.00%	01/01/53	2,912,671	2,755,158

Federal Home Loan Mortgage Corp., Pool #C46104

6.50%	09/01/29	507	513

Federal Home Loan Mortgage Corp., Pool #A45796

7.00%	01/01/33	323	328

Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC)

6.00%	07/15/29	68,086	69,473

Federal Home Loan Mortgage Corp. REMICS Series 2454, Class FQ

4.79% (30 day USD SOFR Average + 1.114%) (2)	06/15/31	1,209	1,222

Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC)

4.39% (30 day USD SOFR Average + 0.714%) (2)	10/15/33	629,610	634,262

Federal Home Loan Mortgage Corp. REMICS Series 3294, Class CB

5.50%	03/15/37	128,084	132,187

Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA

4.09% (30 day USD SOFR Average + 0.414%) (2)	08/15/35	206,087	205,759

Federal Home Loan Mortgage Corp. REMICS Series 3325, Class NF

4.09% (30 day USD SOFR Average + 0.414%) (2)	08/15/35	531,465	530,622

Federal Home Loan Mortgage Corp. REMICS Series 3524, Class FC

4.73% (30 day USD SOFR Average + 1.054%) (2)	06/15/38	149,823	151,665

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3531, Class FM

4.69% (30 day USD SOFR Average + 1.014%) (2)	05/15/39	$85,571	$86,847

Federal Home Loan Mortgage Corp. REMICS Series 4959, Class JF

4.23% (30 day USD SOFR Average + 0.564%) (2)	03/25/50	3,824,254	3,758,144

Federal Home Loan Mortgage Corp. STRIPS Series 240, Class F

30 4.09% (30 day USD SOFR Average + 0.414%) (2)	07/15/36	637,983	635,298

Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F

5 4.29% (30 day USD SOFR Average + 0.614%) (2)	06/15/42	826,893	824,148

Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F

2 4.29% (30 day USD SOFR Average + 0.614%) (2)	11/15/43	3,777,545	3,752,761

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	2,136,937	2,025,140

Federal National Mortgage Association, Pool #MA4866

4.00%	01/01/53	2,238,765	2,120,600

Federal National Mortgage Association, Pool #MA4805

4.50%	11/01/52	12,289,697	11,911,185

Federal National Mortgage Association, Pool #MA5009

5.00%	05/01/53	4,019,760	3,978,468

Federal National Mortgage Association, Pool #AE0083

6.00%	01/01/40	305,807	322,059

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	354,261	373,089

Federal National Mortgage Association, Pool #735861

6.50%	09/01/33	2,939	3,066

Federal National Mortgage Association, Pool #770900

6.55% (1 yr. USD RFUCCT + 1.551%) (2)	04/01/34	51,056	51,690

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 1997-76, Class FS

4.24% (30 day USD SOFR Average + 0.564%) (2)	09/17/27	$678	$678

Federal National Mortgage Association REMICS Series 2001-60, Class OF

4.73% (30 day USD SOFR Average + 1.064%) (2)	10/25/31	152,130	153,601

Federal National Mortgage Association REMICS Series 2007-64, Class FA

4.25% (30 day USD SOFR Average + 0.584%) (2)	07/25/37	112,303	111,870

Federal National Mortgage Association REMICS Series 2009-85, Class LF

4.98% (30 day USD SOFR Average + 1.314%) (2)	10/25/49	1,292,306	1,324,255

Federal National Mortgage Association REMICS Series 2009-96, Class FA

4.68% (30 day USD SOFR Average + 1.014%) (2)	11/25/49	817,252	829,068

Federal National Mortgage Association REMICS Series 2010-109, Class PF

(PAC) 4.18% (30 day USD SOFR Average + 0.514%) (2)	10/25/40	304,493	304,744

Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F)

2.45% (-30 day USD SOFR Average + 6.116%) (2)	11/25/36	2,055,194	173,296

Federal National Mortgage Association REMICS Series 2010-43, Class DP (PAC)

5.00%	05/25/40	252,651	258,368

Federal National Mortgage Association REMICS Series 2010-6, Class BF

4.54% (30 day USD SOFR Average + 0.874%) (2)	02/25/40	645,126	648,974

Federal National Mortgage Association REMICS Series 2010-95, Class S (I/O) (I/F)

2.82% (-30 day USD SOFR Average + 6.486%) (2)	09/25/40	1,817,206	185,575

Federal National Mortgage Association REMICS Series 2019-79, Class FA

4.28% (30 day USD SOFR Average + 0.614%) (2)	01/25/50	2,401,884	2,371,653

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2020-10, Class FA

4.28% (30 day USD SOFR Average + 0.614%) (2)	03/25/50	$4,272,071	$4,219,241

Federal National Mortgage Association REMICS Series 2024-73, Class FB

4.86% (30 day USD SOFR Average + 1.200%) (2)	10/25/54	10,423,295	10,478,937

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	976,304	925,251

Government National Mortgage Association, Pool #80968

5.38% (1 yr. CMT + 1.500%) (2)	07/20/34	72,862	73,938

Government National Mortgage Association, Pool #80059

5.63% (1 yr. CMT + 1.500%) (2)	04/20/27	878	877

Government National Mortgage Association, Pool #80589

5.63% (1 yr. CMT + 1.500%) (2)	03/20/32	5,869	5,878

Government National Mortgage Association, Pool #80610

5.63% (1 yr. CMT + 1.500%) (2)	06/20/32	3,003	3,038

Government National Mortgage Association, Pool #81201

6.13% (1 yr. CMT + 2.000%) (2)	01/20/35	2,900	2,947

Government National Mortgage Association, Pool #2487

8.50%	09/20/27	119	119

Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I/F)

3.01% (-1 mo. USD Term SOFR + 6.686%) (2)	05/20/37	1,398,913	138,261

Government National Mortgage Association REMICS Series 2013-53, Class AD

1.50%	12/20/26	2,804	2,778

Government National Mortgage Association REMICS Series 2024-143, Class FB

4.82% (30 day USD SOFR Average + 1.150%) (2)	09/20/54	11,254,140	11,344,192

Government National Mortgage Association REMICS Series 2024-144, Class FD

4.82% (30 day USD SOFR Average + 1.150%) (2)	09/20/54	5,979,093	6,026,555

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2024-148, Class AF

4.85% (30 day USD SOFR Average + 1.180%) (2)	09/20/54	$8,150,702	$8,223,733

Government National Mortgage Association, TBA

4.00% (4)	06/01/55	20,750,000	19,424,874

Uniform Mortgage-Backed Security, TBA

3.50% (4)	04/16/41	8,850,000	8,528,364

3.50% (4)	12/01/51	6,675,000	6,119,619

4.00% (4)	04/16/41	8,900,000	8,691,740

4.00% (4)	05/01/55	4,025,000	3,797,362

4.50% (4)	04/15/40	10,225,000	10,154,632

4.50% (4)	01/01/56	8,150,000	7,862,081

5.00% (4)	04/15/40	11,175,000	11,260,656

5.00% (4)	01/01/56	23,875,000	23,541,944

5.50% (4)	12/01/55	9,050,000	9,092,897

Total Residential Mortgage-Backed Securities — Agency (Cost: $192,423,477)			190,605,680

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 6.9%

ALA Trust Series 2025-OANA, Class A

5.42% (1 mo. USD Term SOFR + 1.743%) (1),(2)	06/15/40	2,715,000	2,726,042

Bank Series 2018-BN14, Class A2

4.13%	09/15/60	3,110,694	3,091,365

Benchmark Mortgage Trust Series 2020-B17, Class A2

2.21%	03/15/53	2,200,587	2,090,653

BX Trust Series 2021-SDMF, Class C

4.68% (1 mo. USD Term SOFR + 1.002%) (1),(2)	09/15/34	2,598,333	2,596,250

BXP Trust Series 2017-GM, Class B

3.42% (1),(5)	06/13/39	2,465,000	2,416,473

COMM Mortgage Trust Series 2015-DC1, Class AM

3.72%	02/10/48	1,361,578	1,341,060

DBMS DAC Series 2025-1A, Class D

6.39% (1 day GBP SONIA + 2.650%) (1),(2)	02/18/36	GBP 1,400,000	1,849,772

FirstKey Homes Trust Series 2021-SFR1, Class F1

3.24% (1)	08/17/38	2,350,000	2,328,219

GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A

5.76% (1 mo. USD Term SOFR + 2.091%) (1),(2)	03/15/28	1,755,000	1,763,040

GWT Trust Series 2024-WLF2, Class A

5.36% (1 mo. USD Term SOFR + 1.691%) (1),(2)	05/15/41	2,767,000	2,770,334

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Highways PLC Series 2021-1X, Class C

6.15% (1 day GBP SONIA + 2.400%) (2),(6)	12/18/31	GBP 1,400,000	$1,856,654

HILT Commercial Mortgage Trust Series 2024-ORL, Class A

5.21% (1 mo. USD Term SOFR + 1.541%) (1),(2)	05/15/37	2,480,000	2,481,222

HTL Commercial Mortgage Trust Series 2024-T53, Class A

5.88% (1),(5)	05/10/39	2,668,000	2,689,657

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A

2.85% (1),(5)	09/06/38	4,000,000	3,972,682

Last Mile Logistics Pan Euro Finance DAC Series 1X, Class B

3.05% (3 mo. EUR EURIBOR + 1.050%) (2),(6)	08/17/33	EUR 1,844,160	2,124,977

Last Mile Logistics Pan Euro Finance DAC Series 1X, Class C

3.40% (3 mo. EUR EURIBOR + 1.400%) (2),(6)	08/17/33	EUR 817,254	941,858

Last Mile Logistics Pan Euro Finance DAC Series 1X, Class D

3.90% (3 mo. EUR EURIBOR + 1.900%) (2),(6)	08/17/33	EUR 970,610	1,118,647

One New York Plaza Trust Series 2020-1NYP, Class A

4.74% (1 mo. USD Term SOFR + 1.064%) (1),(2)	01/15/36	1,887,817	1,823,513

ReadyCap Commercial Mortgage Trust Series 2019-6, Class A

2.83% (1)	10/25/52	258,023	257,499

Shops at Crystals Trust Series 2016-CSTL, Class B

3.53% (1)	07/05/36	2,050,000	2,044,170

SMRT Commercial Mortgage Trust Series 2022-MINI, Class A

4.67% (1 mo. USD Term SOFR + 1.000%) (1),(2)	01/15/39	2,885,000	2,883,798

SMRT Commercial Mortgage Trust Series 2022-MINI, Class B

5.02% (1 mo. USD Term SOFR + 1.350%) (1),(2)	01/15/39	1,520,000	1,518,541

SREIT Trust Series 2021-MFP2, Class A

4.61% (1 mo. USD Term SOFR + 0.936%) (1),(2)	11/15/36	3,640,000	3,638,303

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

SREIT Trust Series 2021-MFP2, Class B

4.96% (1 mo. USD Term SOFR + 1.286%) (1),(2)	11/15/36	$2,150,000	$2,149,112

SREIT Trust Series 2021-PALM, Class E

5.70% (1 mo. USD Term SOFR + 2.024%) (1),(2)	10/15/34	2,500,000	2,500,316

Tricon American Homes Trust Series 2020-SFR1, Class F

4.88% (1)	07/17/38	3,282,000	3,270,027

Tricon Residential Trust Series 2021-SFR1, Class F

3.69% (1)	07/17/38	1,720,000	1,708,190

Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A

4.99% (1 mo. USD Term SOFR + 1.314%) (1),(2)	05/15/31	3,760,000	3,758,556

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $63,404,507)			63,710,930

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ37, Class A1

1.68%	12/25/27	4,508,507	4,360,603

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL

4.60% (1 yr. MTA + 0.740%) (2)	05/25/44	587,360	587,121

Federal National Mortgage Association-ACES Series 2021-M1, Class A1

0.87%	11/25/30	311,195	306,716

Government National Mortgage Association Series 2008-92, Class E

5.56% (5)	03/16/44	109,055	108,822

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $5,509,808)			5,363,262

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 10.0%

ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1, Class A2D

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	04/25/36	5,071,121	4,737,504

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R9, Class M1

4.50% (1 mo. USD Term SOFR + 0.819%) (2)	11/25/35	1,707,432	1,698,836

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1

4.53% (1 mo. USD Term SOFR + 0.849%) (2)	10/25/35	$158,906	$158,682

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A5

2.88% (1 mo. USD Term SOFR + 0.654%) (2)	03/25/36	814,333	806,185

Banc of America Alternative Loan Trust Series 2003-8, Class 1CB

5.50%	10/25/33	1,872,293	1,885,806

Bear Stearns ARM Trust Series 2004-3, Class 4A

5.36% (5)	07/25/34	148,698	145,071

BNC Mortgage Loan Trust Series 2007-1, Class A4

3.95% (1 mo. USD Term SOFR + 0.274%) (2)	03/25/37	2,248,124	2,204,001

C-BASS Trust Series 2007-CB5, Class A1

3.21% (1 mo. USD Term SOFR + 0.234%) (2)	04/25/37	1,669,163	998,458

Centex Home Equity Loan Trust Series 2005-D, Class M6

4.84% (1 mo. USD Term SOFR + 1.164%) (2)	10/25/35	2,353,647	2,348,869

Chase Funding Trust Series 2002-2, Class 2A1

4.29% (1 mo. USD Term SOFR + 0.614%) (2)	05/25/32	492,473	490,881

Chase Home Lending Mortgage Trust Series 2024-9, Class A4

5.50% (1),(5)	09/25/55	1,192,861	1,194,481

Chase Mortgage Finance Trust Series 2007-A1, Class 8A1

6.06% (5)	02/25/37	1,676,001	1,655,468

Chase Mortgage Finance Trust Series 2007-A2, Class 2A3

6.15% (5)	06/25/35	266,295	268,766

Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1

3.97% (1 mo. USD Term SOFR + 0.294%) (1),(2)	05/25/36	218,420	212,589

CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1

5.43% (5)	08/25/34	4,952	4,706

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(5)	06/25/57	3,899,484	3,628,568

Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1

4.08% (1 mo. USD Term SOFR + 0.404%) (1),(2)	09/25/36	3,492,890	3,430,471

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Asset-Backed Certificates Trust Series 2006-14, Class 2A3

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	02/25/37	$806,627	$794,308

Countrywide Asset-Backed Certificates Trust Series 2006-4, Class M1

4.32% (1 mo. USD Term SOFR + 0.639%) (2)	07/25/36	1,020,743	1,017,845

Countrywide Asset-Backed Certificates Trust Series 2007-7, Class 1A

3.99% (1 mo. USD Term SOFR + 0.314%) (2)	10/25/47	4,952,942	4,716,003

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4

6.49%	09/25/28	40,111	40,035

Cross Mortgage Trust Series 2024-H6, Class A1

5.13% (1),(5)	09/25/69	812,276	812,960

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6, Class M1A

5.81% (30 day USD SOFR Average + 2.150%) (1),(2)	09/25/42	307,409	308,064

First Franklin Mortgage Loan Trust Series 2004-FF5, Class A3C

4.79% (1 mo. USD Term SOFR + 1.114%) (2)	08/25/34	272,546	257,463

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1

4.78% (5)	09/25/34	614	617

Fremont Home Loan Trust Series 2005-E, Class 2A4

4.45% (1 mo. USD Term SOFR + 0.774%) (2)	01/25/36	2,902,613	2,834,158

GMACM Home Equity Loan Trust Series 2000-HE2, Class A1

2.73% (1 mo. USD Term SOFR + 0.554%) (2)	06/25/30	44,098	39,807

GSAMP Trust Series 2005-HE4, Class M3

4.57% (1 mo. USD Term SOFR + 0.894%) (2)	07/25/45	78,465	81,795

GSR Mortgage Loan Trust Series 2005-AR7, Class 2A1

4.74% (5)	11/25/35	52,987	51,586

Impac CMB Trust Series 2005-5, Class A1

4.43% (1 mo. USD Term SOFR + 0.434%) (2)	08/25/35	623,855	597,000

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2A

4.59% (1 mo. USD Term SOFR + 0.914%) (2)	11/25/34	$355,104	$333,937

JPMorgan Mortgage Acquisition Corp. Series 2005-FRE1, Class M1

2.94% (1 mo. USD Term SOFR + 0.729%) (2)	10/25/35	508,082	505,516

JPMorgan Mortgage Acquisition Corp. Series 2006-NC1, Class M1

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	04/25/36	2,843,273	2,982,956

JPMorgan Mortgage Acquisition Corp. Series 2007-CH4, Class M1

4.02% (1 mo. USD Term SOFR + 0.344%) (2)	05/25/37	6,621,976	6,539,936

JPMorgan Mortgage Trust Series 2007-A1, Class 1A1

6.22% (5)	07/25/35	61,620	61,871

JPMorgan Mortgage Trust Series 2007-A1, Class 5A2

5.82% (5)	07/25/35	36,847	36,843

JPMorgan Mortgage Trust Series 2024-4, Class A4A

6.00% (1),(5)	10/25/54	1,501,350	1,506,985

Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class AC (I/O)

0.55% (5)	04/15/40	24,743,289	207,924

MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2

4.35% (5)	01/25/34	1,693	1,662

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1

5.60% (5)	11/21/34	186,638	186,173

MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3

5.20% (5)	04/25/34	27,496	27,022

MASTR Alternative Loan Trust Series 2003-1, Class 1A1

6.25%	12/25/32	347,007	355,337

MASTR Alternative Loan Trust Series 2003-5, Class 4A1

5.50%	07/25/33	1,000,319	993,069

MASTR Alternative Loan Trust Series 2003-9, Class 4A1

5.25%	11/25/33	994,286	998,395

MASTR Alternative Loan Trust Series 2004-7, Class 1A1

5.50%	07/25/34	829,699	838,840

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MASTR Asset-Backed Securities Trust Series 2006-HE1, Class M1

4.35% (1 mo. USD Term SOFR + 0.669%) (2)	01/25/36	$2,740,607	$2,711,496

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.53% (5)	10/25/32	61,116	60,376

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C

4.15% (1 mo. USD Term SOFR + 0.474%) (2)	06/25/37	2,539,708	2,548,644

Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1

5.09% (5)	08/25/34	245,268	234,663

Mid-State Capital Corp. Trust Series 2006-1, Class A

5.79% (1)	10/15/40	1,351,207	1,358,530

Mid-State Trust Series 10W, Class A2

5.82%	02/15/36	77,727	77,609

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2

4.72% (1 mo. USD Term SOFR + 1.044%) (2)	07/25/34	559,272	599,588

Morgan Stanley Residential Mortgage Loan Trust Series 2025-1, Class A4

5.50% (1),(5)	03/25/55	1,580,200	1,582,982

MortgageIT Trust Series 2005-3, Class A1

4.39% (1 mo. USD Term SOFR + 0.714%) (2)	08/25/35	45,927	46,200

MortgageIT Trust Series 2005-4, Class A1

4.35% (1 mo. USD Term SOFR + 0.674%) (2)	10/25/35	935,478	940,238

New Century Home Equity Loan Trust Series 2005-D, Class M1

4.47% (1 mo. USD Term SOFR + 0.789%) (2)	02/25/36	2,620,793	2,567,402

NLT Trust Series 2021-INV2, Class A1

1.16% (1),(5)	08/25/56	4,389,459	3,858,947

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1AP

4.35% (1 mo. USD Term SOFR + 0.674%) (2)	12/25/35	1,823,286	1,814,727

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW3, Class M2

4.53% (1 mo. USD Term SOFR + 0.849%) (2)	08/25/35	881,456	893,062

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

PHH Alternative Mortgage Trust Series 2007-3, Class A3

4.39% (1 mo. USD Term SOFR + 0.714%) (2)	07/25/37	$2,761,236	$2,709,258

PMT Loan Trust Series 2026-CNF3, Class A23

5.12% (30 day USD SOFR Average + 1.450%) (1),(2)	04/25/57	2,260,000	2,265,549

PMT Loan Trust Series 2026-INV3, Class A36

5.02% (30 day USD SOFR Average + 1.350%) (1),(2)	02/25/57	2,200,000	2,205,440

RALI Trust Series 2005-QA3, Class NB1

3.67% (5)	03/25/35	787,435	439,408

Saxon Asset Securities Trust Series 2006-2, Class M1

4.23% (1 mo. USD Term SOFR + 0.549%) (2)	09/25/36	7,017,823	6,782,412

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2

2.80%	01/25/36	1,226,385	1,052,250

Soundview Home Loan Trust Series 2006-OPT4, Class 2A4

4.25% (1 mo. USD Term SOFR + 0.574%) (2)	06/25/36	1,858,655	1,816,545

Specialty Underwriting & Residential Finance Trust Series 2005-BC2, Class M3

4.77% (1 mo. USD Term SOFR + 1.089%) (2)	12/25/35	289,521	289,097

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5

5.09% (5)	09/25/33	109,450	106,424

Terwin Mortgage Trust Series 2004-7HE, Class A1

4.89% (1 mo. USD Term SOFR + 1.214%) (1),(2)	07/25/34	48,364	47,636

Towd Point Mortgage Trust Series 2020-MH1, Class A1

2.25% (1),(5)	02/25/60	429,009	422,946

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1

4.92% (5)	01/25/35	193,264	189,186

WaMu Mortgage Pass-Through Certificates Trust Series 2004-CB2, Class 2A

5.50%	07/25/34	262,047	264,020

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1

4.37% (1 mo. USD Term SOFR + 0.694%) (2)	10/25/45	540,715	526,985

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2

4.45% (1 mo. USD Term SOFR + 0.774%) (2)	01/25/45		$63,005	$63,391

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $93,973,275)				91,472,460

CORPORATE BONDS—28.8%

Aerospace & Defense — 0.5%

General Electric Co.

4.30% (3 mo. USD Term SOFR + 0.642%) (2)	05/05/26		2,235,000	2,236,364

4.39% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36		2,182,000	2,053,829

				4,290,193

Agriculture — 0.3%

British American Tobacco PLC (United Kingdom) (I/F)

3.75% (-5 yr. EUR Swap + 3.952%) (2),(6),(7)	12/31/99	EUR	1,200,000	1,350,977

Imperial Brands Finance PLC (United Kingdom)

3.50% (1)	07/26/26		1,301,000	1,297,800

				2,648,777

Airlines — 0.1%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29		1,053,679	1,019,919

Auto Manufacturers — 0.2%

Volkswagen Financial Services Australia Pty. Ltd. (Germany)

5.20% (6)	10/16/30	AUD	650,000	431,104

5.65%	09/15/28	AUD	910,000	619,912

Volkswagen Group of America Finance LLC (Germany)

4.75% (1)	11/13/28		1,130,000	1,128,949

				2,179,965

Banks — 11.8%

Bank of America Corp.

1.73% (1 day USD SOFR + 0.960%) (2)	07/22/27		5,850,000	5,801,445

2.55% (1 day USD SOFR + 1.050%) (2)	02/04/28		4,275,000	4,209,764

3.71% (3 mo. USD Term SOFR + 1.774%) (2)	04/24/28		944,000	936,807

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Bank of New York Mellon

4.73% (1 day USD SOFR + 1.135%) (2)	04/20/29	$3,235,000	$3,258,907

Citigroup, Inc.

1.46% (1 day USD SOFR + 0.770%) (2)	06/09/27	5,000,000	4,971,150

3.07% (1 day USD SOFR + 1.280%) (2)	02/24/28	1,040,000	1,027,562

3.52% (3 mo. USD Term SOFR + 1.413%) (2)	10/27/28	4,987,000	4,913,641

Goldman Sachs Group, Inc.

1.54% (1 day USD SOFR + 0.818%) (2)	09/10/27	1,825,000	1,801,439

1.95% (1 day USD SOFR + 0.913%) (2)	10/21/27	10,000,000	9,863,200

HSBC Holdings PLC (United Kingdom)

2.01% (1 day USD SOFR + 1.732%) (2)	09/22/28	11,500,000	11,092,670

JPMorgan Chase & Co.

1.47% (1 day USD SOFR + 0.765%) (2)	09/22/27	3,725,000	3,674,079

2.18% (1 day USD SOFR + 1.890%) (2)	06/01/28	879,000	856,840

3.78% (3 mo. USD Term SOFR + 1.599%) (2)	02/01/28	13,750,000	13,679,462

Lloyds Banking Group PLC (United Kingdom)

1.63% (1 yr. CMT + 0.850%) (2)	05/11/27	590,000	587,970

Morgan Stanley

1.59% (1 day USD SOFR + 0.879%) (2)	05/04/27	5,855,000	5,838,957

Morgan Stanley Bank NA

4.97% (1 day USD SOFR + 0.930%) (2)	07/14/28	3,155,000	3,175,129

Morgan Stanley Private Bank NA

4.20% (1 day USD SOFR + 0.780%) (2)	11/17/28	5,165,000	5,148,162

PNC Financial Services Group, Inc.

5.58% (1 day USD SOFR + 1.841%) (2)	06/12/29	830,000	850,792

6.62% (1 day USD SOFR Index + 1.730%) (2)	10/20/27	4,570,000	4,623,332

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (2)	06/14/27	$3,007,000	$2,988,327

U.S. Bancorp

4.65% (1 day USD SOFR + 1.230%) (2)	02/01/29	5,365,000	5,387,694

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28	2,165,000	2,113,408

5.57% (1 day USD SOFR + 1.740%) (2)	07/25/29	11,735,000	12,003,614

			108,804,351

Beverages — 0.2%

Constellation Brands, Inc.

2.25%	08/01/31	1,650,000	1,456,835

Maple Parent Holdings Corp.

3.88% (1)	03/26/30	EUR 750,000	859,924

			2,316,759

Biotechnology — 0.2%

Illumina, Inc.

5.75%	12/13/27	2,275,000	2,320,477

Chemicals — 0.4%

International Flavors & Fragrances, Inc.

1.83% (1)	10/15/27	3,440,000	3,300,818

Commercial Services — 1.0%

AA Bond Co. Ltd. (United Kingdom)

7.38% (6)	07/31/50	GBP 627,000	860,369

Global Payments, Inc.

2.15%	01/15/27	7,201,000	7,072,462

Grand Canyon University

5.13%	10/01/28	150,000	149,179

RAC Bond Co. PLC (United Kingdom)

8.25% (6)	05/06/46	GBP 400,000	558,290

VT Topco, Inc.

8.50% (1)	08/15/30	280,000	285,015

			8,925,315

Diversified Financial Services — 1.1%

Air Lease Corp.

3.63%	04/01/27	4,835,000	4,792,549

American Express Co.

4.73% (1 day USD SOFR + 1.260%) (2)	04/25/29	2,890,000	2,909,883

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27	1,118,000	1,081,128

2.75% (1)	02/21/28	1,350,000	1,304,478

			10,088,038

Issues	Maturity Date	Principal Amount	Value

Electric — 1.9%

Alliant Energy Finance LLC

5.95% (1)	03/30/29	$805,000	$835,180

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (2)	02/15/56	1,500,000	1,490,445

Duke Energy Corp.

4.30%	03/15/28	1,835,000	1,832,963

Enel SpA (Italy)

6.38% (5 yr. EURIBOR ICE Swap + 3.486%) (2),(6),(7)	12/31/99	EUR 865,000	1,036,031

ITC Holdings Corp.

4.95% (1)	09/22/27	4,960,000	4,986,586

Niagara Mohawk Power Corp.

4.65% (1)	10/03/30	4,400,000	4,388,120

NSW Electricity Networks Finance Pty. Ltd. (Australia)

5.77% (6)	05/29/30	AUD 630,000	432,026

Southern Co.

3.75% (5 yr. CMT + 2.915%) (2)	09/15/51	2,194,000	2,175,570

			17,176,921

Electronics — 0.2%

Amphenol Technologies Holding GmbH

3.63%	03/30/31	EUR 1,560,000	1,805,179

Entertainment — 0.0%

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29	99,000	96,623

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30	51,000	48,941

Voyager Parent LLC

9.25% (1)	07/01/32	157,000	163,767

			309,331

Environmental Control — 0.0%

Seche Environnement SACA (France)

4.50% (6)	03/25/30	EUR 160,000	182,586

Food — 0.2%

JBS NV/JBS USA Foods Group Holdings, Inc./ JBS USA Food Co. Holdings

3.00%	02/02/29	1,795,000	1,723,200

Gas — 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.50% (1)	06/01/30	79,000	83,812

Nortegas Energia Grupo SL (Spain)

0.91% (6)	01/22/31	EUR 400,000	394,108

Redexis SA

4.38% (6)	05/30/31	EUR 400,000	463,147

			941,067

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 0.3%

Medline Borrower LP

3.88% (1)	04/01/29	$2,000,000	$1,936,540

Sartorius Finance BV (Germany)

4.38% (6)	09/14/29	EUR 1,100,000	1,295,265

			3,231,805

Health Care-Services — 0.7%

Cigna Group

4.50%	09/15/30	2,425,000	2,418,671

Elevance Health, Inc.

2.55%	03/15/31	2,290,000	2,066,908

Humana, Inc.

4.88%	04/01/30	1,420,000	1,416,620

Kedrion SpA (Italy)

6.50% (1)	09/01/29	370,000	357,083

ModivCare, Inc.

1.00% (1),(8),(9),(10)	10/01/29	909,300	13,640

Molina Healthcare, Inc.

6.25% (1)	01/15/33	109,000	105,757

6.50% (1)	02/15/31	136,000	134,189

Star Parent, Inc.

9.00% (1)	10/01/30	176,000	183,205

			6,696,073

Housewares — 0.0%

Newell Brands, Inc.

7.38%	04/01/36	100,000	92,400

Insurance — 0.8%

Farmers Exchange Capital

7.05% (1)	07/15/28	1,625,000	1,688,489

Guardian Life Global Funding

4.80% (1)	04/28/30	1,685,000	1,696,795

MMI Capital Trust I

7.63%	12/15/27	2,000,000	2,086,440

Willis North America, Inc.

2.95%	09/15/29	35,000	33,151

4.65%	06/15/27	2,202,000	2,206,294

			7,711,169

Internet — 0.4%

Amazon.com, Inc.

4.25%	03/13/31	3,300,000	3,275,877

Getty Images, Inc.

10.50% (1)	11/15/30	180,000	162,751

			3,438,628

Lodging — 0.2%

Hyatt Hotels Corp.

5.05%	03/30/28	410,000	414,330

Las Vegas Sands Corp.

5.63%	06/15/28	1,860,000	1,885,575

			2,299,905

Issues	Maturity Date	Principal Amount		Value

Media — 0.2%

CSC Holdings LLC

6.50% (1)	02/01/29		$27,000	$17,257

11.75% (1)	01/31/29		1,954,000	1,416,142

				1,433,399

Oil & Gas — 0.1%

Sunoco LP

5.63% (1)	07/15/34		110,000	108,348

7.88% (5 yr. CMT + 4.230%) (1),(2),(7)	09/18/30		525,000	535,720

				644,068

Packaging & Containers — 0.1%

Ardagh Group SA

9.50% (1)	12/01/30		35,000	36,610

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (1)	12/01/30		130,000	109,366

Berry Global, Inc.

4.88% (1)	07/15/26		636,000	636,185

				782,161

Pharmaceuticals — 1.0%

1261229 BC Ltd.

10.00% (1)	04/15/32		340,000	346,613

Bayer U.S. Finance LLC (Germany)

6.25% (1)	01/21/29		6,230,000	6,475,213

Grifols SA (Spain)

7.50% (6)	05/01/30	EUR	570,000	680,233

Teva Pharmaceutical Finance Netherlands II BV (Israel)

4.38%	05/09/30	EUR	1,500,000	1,733,726

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		180,000	182,819

				9,418,604

Pipelines — 0.1%

Venture Global Plaquemines LNG LLC

6.50% (1)	06/15/34		56,000	58,353

6.75% (1)	01/15/36		221,000	234,103

7.50% (1)	05/01/33		195,000	214,570

				507,026

Real Estate — 0.2%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (6)	05/04/28	EUR	935,000	1,016,902

DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH

4.88% (6)	08/21/30	EUR	400,000	459,189

				1,476,091

REIT — 4.2%

American Tower Corp. (REIT)

5.25%	07/15/28		7,290,000	7,417,502

Crown Castle, Inc.

3.80%	02/15/28		3,940,000	3,886,298

Digital Dutch Finco BV (REIT)

1.50% (6)	03/15/30	EUR	500,000	527,972

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

DOC Dr. LLC (REIT)

4.30%	03/15/27	$3,995,000	$3,992,163

Extra Space Storage LP

3.88%	12/15/27	6,745,000	6,683,620

Federal Realty OP LP (REIT)

7.48%	08/15/26	1,850,000	1,866,243

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/30	1,245,000	1,196,993

5.30%	01/15/29	2,179,000	2,200,311

Healthcare Realty Holdings LP

3.50%	08/01/26	1,451,000	1,446,154

3.63%	01/15/28	3,255,000	3,189,835

Hudson Pacific Properties LP

3.25%	01/15/30	144,000	116,948

3.95%	11/01/27	335,000	317,429

4.65%	04/01/29	196,000	168,386

LXP Industrial Trust

6.75%	11/15/28	821,000	861,549

VICI Properties LP/VICI Notes Co., Inc.

5.75% (1)	02/01/27	2,590,000	2,605,359

WP Carey, Inc.

4.65%	07/15/30	2,220,000	2,207,013

			38,683,775

Retail — 0.2%

Ferrellgas LP/Ferrellgas Finance Corp.

9.25% (1)	01/15/31	882,000	920,773

Michaels Cos., Inc.

8.50% (1)	03/15/33	321,000	312,998

Papa John’s International, Inc.

3.88% (1)	09/15/29	230,000	219,597

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (1)	12/15/35	280,000	272,812

			1,726,180

Semiconductors — 0.4%

Foundry JV Holdco LLC

5.50% (1)	01/25/31	1,900,000	1,942,655

Intel Corp.

5.13%	02/10/30	1,415,000	1,434,230

			3,376,885

Software — 0.6%

Cloud Software Group, Inc.

8.25% (1)	06/30/32	294,000	279,603

Fiserv, Inc.

4.55%	02/15/31	995,000	974,861

Open Text Corp. (Canada)

6.90% (1)	12/01/27	2,635,000	2,708,622

Salesforce, Inc.

4.65%	03/15/29	1,100,000	1,102,233

UKG, Inc.

6.88% (1)	02/01/31	165,000	161,881

			5,227,200

Issues	Maturity Date	Principal Amount	Value

Telecommunications — 0.3%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27	$335,000	$247,860

Altice France SA

6.50% (1)	04/15/32	24,933	23,595

9.50% (1)	11/01/29	18,596	18,833

Global Switch Finance BV (United Kingdom)

1.38% (6)	10/07/30	EUR 485,000	516,051

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	03/20/28	414,000	416,132

T-Mobile USA, Inc.

3.50%	04/15/31	755,000	714,917

TDC Net AS (Denmark)

5.62% (6)	02/06/30	EUR 600,000	727,248

Vmed O2 U.K. Financing I PLC

7.75% (1)	04/15/32	156,000	149,788

Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27

9.25% (1)	03/09/30	93,280	92,751

			2,907,175

Transportation — 0.3%

Aurizon Network Pty. Ltd. (Australia)

6.10% (6)	09/12/31	AUD 1,520,000	1,040,351

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD 1,210,000	755,295

5.40%	05/12/27	AUD 890,000	604,837

			2,400,483

Trucking & Leasing — 0.2%

SMBC Aviation Capital Finance DAC (Ireland)

5.10% (1)	04/01/30	1,595,000	1,610,615

Water — 0.3%

Suez SACA (France)

2.38% (6)	05/24/30	EUR 800,000	878,262

Yorkshire Water Finance PLC (United Kingdom)

6.45%	05/28/27	GBP 1,633,000	2,170,362

			3,048,624

Total Corporate Bonds

(Cost: $262,673,979)			264,745,162

FOREIGN GOVERNMENT BONDS — 1.6%

Oman Government International Bonds

6.25% (1)	01/25/31	2,952,000	3,083,630

Qatar Government International Bonds

3.75% (1)	04/16/30	2,608,000	2,529,056

Saudi Government International Bonds

4.13% (1)	01/12/29	2,692,000	2,652,077

U.K. Gilts

4.38% (6)	03/07/28	GBP 4,575,000	6,034,980

Total Foreign Government Bonds (Cost: $14,488,506)			14,299,743

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 21.5%

U.S. Treasury Notes

3.38%	02/29/28	$2,695,000	$2,674,156

3.50%	03/15/29	12,310,000	12,202,768

3.50%	02/28/31	193,000	189,268

3.88%	03/31/28	178,743,000	179,025,777

3.88%	03/31/31	3,458,000	3,447,194

Total U.S. Treasury Securities

(Cost: $197,296,800)			197,539,163

BANK LOANS — 1.3%

Advertising — 0.0%

Advantage Sales & Marketing, Inc. 2026 First Out Term Loan

9.78% (1 mo. USD Term SOFR + 6.000%) (2)	04/19/30	64,574	49,036

Research Now Group, Inc. 2024 First Lien First Out Term Loan

8.91% (3 mo. USD Term SOFR + 5.000%) (2)	07/15/28	16,219	15,996

			65,032

Aerospace & Defense — 0.0%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.40% (3 mo. USD Term SOFR + 3.750%) (2)	02/11/32	61,380	61,649

TransDigm, Inc. 2023 Term Loan J

6.17% (1 mo. USD Term SOFR + 2.500%) (2)	02/28/31	79,062	79,161

TransDigm, Inc. 2025 Term Loan M

6.17% (1 mo. USD Term SOFR + 2.500%) (2)	08/19/32	89,483	89,582

			230,392

Airlines — 0.0%

SkyMiles IP Ltd. 2025 Repriced Term Loan B

5.17% (3 mo. USD Term SOFR + 1.500%) (2)	10/20/28	92,862	93,453

Apparel — 0.0%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

5.92% (1 mo. USD Term SOFR + 2.250%) (2)	12/21/28	64,171	64,112

Beverages — 0.1%

Celsius Holdings, Inc. 2025 Term Loan B

6.20% (3 mo. USD Term SOFR + 2.500%) (2)	04/01/32	36,834	36,972

Issues	Maturity Date	Principal Amount	Value

Beverages (Continued)

Naked Juice LLC 2025 FLFO Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (2)	01/24/29	$452,824	$451,590

Naked Juice LLC 2025 FLSO Term Loan

7.05% (3 mo. USD Term SOFR + 3.250%) (2)	01/24/29	177,694	95,362

Naked Juice LLC 2025 FLTO Term Loan

9.80% (3 mo. USD Term SOFR + 6.000%) (2)	01/24/30	44,249	9,784

Primo Brands Corp. 2026 Term Loan B

0.00% (11)	03/19/31	27,535	27,612

			621,320

Chemicals — 0.0%

Mativ Holdings, Inc. Delayed Draw Term Loan A

6.27% (1 mo. USD Term SOFR + 2.500%) (2)	05/06/27	38,482	38,290

Commercial Services — 0.0%

Amspec Parent LLC 2025 Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	12/22/31	66,634	66,620

CCRR Parent, Inc. Term Loan B

8.18% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	20,913	5,998

CCRR Parent, Inc. US Acquisition Facility

8.02% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	58,714	14,825

Kelso Industries LLC Term Loan

9.42% (1 mo. USD Term SOFR + 5.750%) (2)	12/30/29	114,103	113,818

KUEHG Corp. 2025 Term Loan

6.45% (3 mo. USD Term SOFR + 2.750%) (2)	06/12/30	28,718	25,846

Priority Holdings LLC 2025 Term Loan B

7.42% (1 mo. USD Term SOFR + 3.750%) (2)	08/02/32	84,700	82,821

Secretariat Advisors LLC 2025 Delayed Draw Term Loan

0.00% (11)	02/28/32	3,649	3,594

Secretariat Advisors LLC 2025 Term Loan B

0.00% (11)	02/28/32	30,056	29,606

TTF Holdings LLC 2024 Term Loan

7.38% (6 mo. USD Term SOFR + 3.750%) (2)	07/18/31	103,487	77,615

			420,743

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Computers — 0.0%

McAfee LLC 2024 USD 1st Lien Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (2)	03/01/29	$46,337	$41,530

Peraton Corp. Term Loan B

7.52% (3 mo. USD Term SOFR + 3.750% (2)	02/01/28	63,090	53,994

Surf Holdings LLC 2025 Incremental Term Loan

7.28% (1 mo. USD Term SOFR + 3.500%) (2)	03/05/27	24,781	23,662

			119,186

Cosmetics/Personal Care — 0.0%

Opal Bidco SAS USD Term Loan B4

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	04/28/32	43,574	43,602

Distribution & Wholesale — 0.0%

BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan

7.17% (1 mo. USD Term SOFR + 3.500%) (2)	12/29/32	171,081	168,729

Diversified Financial Services — 0.1%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.43% (1 mo. USD Term SOFR + 1.750%) (2)	06/24/30	528,111	529,762

Blackhawk Network Holdings, Inc. 2026 Term Loan B

7.17% (1 mo. USD Term SOFR + 3.500%) (2)	03/12/29	61,934	61,229

Jane Street Group LLC 2024 Term Loan B1

5.67% (3 mo. USD Term SOFR + 2.000%) (2)	12/15/31	80,245	78,877

			669,868

Electric — 0.0%

Alpha Generation LLC Term Loan B

5.42% (1 mo. USD Term SOFR + 1.750%) (2)	09/30/31	111,774	111,628

Cornerstone Generation LLC Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (2)	08/11/32	25,244	25,298

Potomac Energy Center LLC 2026 Term Loan B

6.42% (3 mo. USD Term SOFR + 2.750%) (2)	08/05/32	28,102	28,172

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

South Field LLC 2025 1st Lien Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	$29,150	$29,296

South Field LLC 2025 1st Lien Term Loan C

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	1,823	1,832

Vistra Operations Co. LLC 1st Lien Term Loan B3

5.42% (1 mo. USD Term SOFR + 1.750%) (2)	12/20/30	217,749	218,316

			414,542

Electrical Components & Equipment — 0.0%

Pelican Products, Inc. 2021 Term Loan

8.21% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/28	109,782	97,981

Electronics — 0.0%

LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (2)	12/02/31	25,631	25,689

TCP Sunbelt Acquisition Co. 2024 Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31	113,563	113,775

			139,464

Entertainment — 0.1%

City Football Group Ltd. 2024 Term Loan

7.46% (3 mo. USD Term SOFR + 3.500%) (2)	07/22/30	87,328	87,246

DK Crown Holdings, Inc. 2025 Term Loan B

5.42% (1 mo. USD Term SOFR + 1.750%) (2)	03/04/32	37,293	37,299

EOC Borrower LLC Term Loan A

7.42% (1 mo. USD Term SOFR + 3.750%) (2)	03/24/28	27,093	27,127

Flutter Financing BV 2024 Term Loan B

5.45% (3 mo. USD Term SOFR + 1.750%) (2)	11/30/30	134,657	133,513

Great Canadian Gaming Corp. 2024 Term Loan B

8.44% (3 mo. USD Term SOFR + 4.750%) (2)	11/01/29	80,696	79,654

GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	10/31/29	37,240	37,272

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.40% (3 mo. USD Term SOFR + 4.750%) (2)	08/16/31	$62,594	$61,968

TKO Worldwide Holdings LLC 2025 Term Loan

5.66% (3 mo. USD Term SOFR + 2.000%) (2)	11/21/31	60,507	60,545

Voyager Parent LLC Repriced Term Loan B

7.95% (3 mo. USD Term SOFR + 4.250%) (2)	07/01/32	99,859	99,308

			623,932

Environmental Control — 0.0%

Action Environmental Group, Inc. 2023 Term Loan B

6.69% (3 mo. USD Term SOFR + 3.000%) (2)	10/24/30	35,814	35,754

Heritage Environmental Services, Inc. 2026 Term Loan B

0.00% (11)	03/18/33	35,237	35,325

			71,079

Food — 0.0%

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

7.78% (1 mo. USD Term SOFR + 4.000%) (2)	06/09/28	63,046	62,944

C&S Wholesale Grocers, Inc. Term Loan B

8.70% (3 mo. USD Term SOFR + 5.000%) (2)	09/20/30	144,669	141,714

United Natural Foods, Inc. 2024 Term Loan

8.42% (1 mo. USD Term SOFR + 4.750%) (2)	05/01/31	93,984	94,642

			299,300

Health Care-Products — 0.0%

Antylia Scientific Term Loan

7.66% (3 mo. USD Term SOFR + 4.000%) (2)	05/27/32	53,808	53,471

Hologic, Inc. 2026 Term Loan B

0.00% (11)	01/14/33	48,697	48,177

QuidelOrtho Corp. Term Loan

7.67% (1 mo. USD Term SOFR + 4.000%) (2)	08/20/32	80,854	80,854

QuidelOrtho Corp. Term Loan A

5.92% (1 mo. USD Term SOFR + 2.250%) (2)	08/14/30	57,592	55,361

			237,863

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 0.1%

Heartland Dental LLC 2025 Term Loan

7.42% (1 mo. USD Term SOFR + 3.750%) (2)	08/25/32	$89,079	$89,013

IQVIA, Inc. 2025 Incremental Term Loan B5

5.45% (3 mo. USD Term SOFR + 1.750%) (2)	01/02/31	174,132	174,850

ModivCare Buyer LLC Super Senior Term Loan

7.95% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/30	154,613	155,128

ModivCare Buyer LLC Takeback Term Loan

7.95% (3 mo. USD Term SOFR + 4.250%) (2)	12/30/32	262,796	247,028

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.18% (3 mo. USD Term SOFR + 3.250%) (2)	12/29/28	33,197	31,851

Star Parent, Inc. Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (2)	09/27/30	22,527	22,304

			720,174

Holding Companies - Diversified — 0.0%

GC Ferry Acquisition I, Inc. Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	08/16/32	51,183	50,543

Household Products/Wares — 0.0%

Lavender Dutch BorrowerCo BV Term Loan

6.93% (3 mo. USD Term SOFR + 3.250%) (2)	12/30/32	65,613	64,793

Insurance — 0.0%

Asurion LLC 2021 Second Lien Term Loan B4

9.03% (1 mo. USD Term SOFR + 5.250%) (2)	01/20/29	18,358	18,267

Internet — 0.1%

Arches Buyer, Inc. 2021 Term Loan B

7.02% (1 mo. USD Term SOFR + 3.250%) (2)	12/06/27	47,394	47,291

Barracuda Networks, Inc. 2022 Term Loan

8.17% (3 mo. USD Term SOFR + 4.500%) (2)	08/15/29	32,301	20,874

Delivery Hero SE 2024 USD Term Loan B

8.64% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	135,242	133,171

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Delivery Hero SE 2026 Term Loan B

10.75% (3 mo. USD Term SOFR + 4.000%) (2)	06/30/32	$46,653	$45,195

Magnite, Inc. 2025 Repriced Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (2)	02/06/31	34,068	33,812

MH Sub I LLC 2023 Term Loan

7.92% (1 mo. USD Term SOFR + 4.250%) (2)	05/03/28	51,559	44,469

MH Sub I LLC 2024 Term Loan B4

7.92% (1 mo. USD Term SOFR + 4.250%) (2)	12/31/31	77,034	51,709

Plano HoldCo, Inc. Term Loan B

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	10/02/31	19,800	16,038

PUG LLC 2024 Extended Term Loan B

8.42% (1 mo. USD Term SOFR + 4.750%) (2)	03/15/30	23,693	23,390

Red Ventures LLC 2024 Term Loan B

6.42% (1 mo. USD Term SOFR + 2.750%) (2)	03/04/30	62,901	55,849

TripAdvisor, Inc. Term Loan

6.42% (1 mo. USD Term SOFR + 2.750%) (2)	07/08/31	46,308	44,070

			515,868

Leisure Time — 0.0%

Sabre GLBL, Inc. 2024 Term Loan B1

9.77% (1 mo. USD Term SOFR + 6.000%) (2)	11/15/29	21,912	17,386

Lodging —0.1%

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.43% (1 mo. USD Term SOFR + 1.750%) (2)	11/08/30	498,366	499,898

Station Casinos LLC 2024 Term Loan B

5.67% (1 mo. USD Term SOFR + 2.000%) (2)	03/14/31	28,522	28,546

			528,444

Machinery-Construction & Mining — 0.0%

WEC U.S. Holdings Ltd. 2024 Term Loan

5.67% (1 mo. USD Term SOFR + 2.000%) (2)	01/27/31	50,033	50,002

Issues	Maturity Date	Principal Amount	Value

Media — 0.2%

Charter Communications Operating LLC 2024 Term Loan B5

5.91% (3 mo. USD Term SOFR + 2.250%) (2)	12/15/31	$1,443,204	$1,444,741

Ziggo Financing Partnership 2025 Term Loan B

7.03% (6 mo. USD Term SOFR + 3.250%) (2)	01/15/33	62,677	61,189

			1,505,930

Miscellaneous Manufacturers — 0.0%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (2)	06/14/32	33,890	33,975

Office/Business Equipment — 0.0%

Xerox Holdings Corp. 2023 Non-CoOp Term Loan

7.73% (6 mo. USD Term SOFR + 4.000%) (2)	11/19/29	281,065	200,259

Packaging & Containers — 0.0%

Balcan Innovations, Inc. Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (2)	10/18/31	44,194	29,831

Pharmaceuticals — 0.0%

Jazz Financing Lux SARL 2024 1st Lien Term Loan B2

5.92% (1 mo. USD Term SOFR + 2.250%) (2)	05/05/28	61,574	61,882

REIT — 0.3%

Healthpeak Properties, Inc. 2024 Term Loan A3

4.48% (3 mo. USD Term SOFR + 0.850%) (2)	03/01/29	669,298	659,259

Healthpeak Properties, Inc. Term Loan A1

4.51% (1 mo. USD Term SOFR + 0.840%) (2)	08/20/27	331,629	328,312

Healthpeak Properties, Inc. Term Loan A2

4.51% (1 mo. USD Term SOFR + 0.840%) (2)	02/22/27	331,629	328,312

Invitation Homes Operating Partnership LP 2024 Term Loan

4.53% (1 mo. USD Term SOFR + 0.850%) (2)	09/09/28	954,196	947,040

			2,262,923

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Retail — 0.1%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.42% (1 mo. USD Term SOFR + 1.750%) (2)	09/20/30	$19,307	$19,288

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

6.94% (3 mo. USD Term SOFR + 3.250%) (2)	11/01/31	63,191	53,092

KFC Holding Co. 2021 Term Loan B

5.54% (1 mo. USD Term SOFR + 1.750%) (2)	03/15/28	190,736	191,690

Michaels Cos., Inc. 2026 Term Loan B

8.67% (3 mo. USD Term SOFR + 5.000%) (2)	03/15/33	132,756	129,113

Peer Holding III BV 2025 USD Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	09/29/32	150,000	148,898

Peer Holding III BV 2025 USD Term Loan B5B

6.20% (3 mo. USD Term SOFR + 2.500%) (2)	07/01/31	124,104	124,008

Raising Cane’s Restaurants LLC 2025 Term Loan B

5.67% (1 mo. USD Term SOFR + 2.000%) (2)	11/03/32	61,725	61,436

			727,525

Software — 0.1%

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.42% (3 mo. USD Term SOFR + 3.750% (2)	12/29/28	22,419	9,007

Cloud Software Group, Inc. 2025 Term Loan B (2031)

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	03/21/31	40,475	37,197

Cloudera, Inc. 2021 Term Loan

7.52% (1 mo. USD Term SOFR + 3.750%) (2)	10/08/28	86,915	77,843

Darktrace PLC 1st Lien Term Loan

6.90% (3 mo. USD Term SOFR + 3.250%) (2)	10/09/31	55,273	53,069

DTI Holdco, Inc. 2025 Term Loan B

7.67% (1 mo. USD Term SOFR + 4.000%) (2)	04/26/29	31,659	27,412

Electronic Arts, Inc. USD Term Loan B

0.00% (11)	03/24/33	18,424	18,332

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B

6.17% (1 mo. USD Term SOFR + 2.500%) (2)	01/30/32	$37,438	$35,893

Planview Parent, Inc. 2024 1st Lien Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	12/17/27	269,417	202,906

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	10/26/30	165,011	125,784

Quartz Acquireco LLC 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	06/28/30	66,471	55,670

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.67% (3 mo. USD Term SOFR + 4.000%) (2)	04/05/30	244,054	175,491

SonarSource Financing LLC Term Loan

8.17% (3 mo. USD Term SOFR + 4.500%) (2)	12/19/30	61,260	56,359

			874,963

Telecommunications — 0.0%

GOGO Intermediate Holdings LLC Term Loan B

7.53% (1 mo. USD Term SOFR + 3.750%) (2)	04/30/28	42,362	37,194

Zayo Group Holdings, Inc. 2025 USD Term Loan

6.78% (1 mo. USD Term SOFR + 3.000%) (2)	03/11/30	42,250	41,562

			78,756

Total Bank Loans

(Cost: $12,478,128)			12,160,409

Total Fixed Income Securities

(Cost: $986,195,511)			983,625,425

CONVERTIBLE SECURITIES — 0.2%

CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.0%

Davide Campari-Milano NV (Italy)

2.38% (6)	01/17/29	EUR 300,000	336,700

Commercial Services — 0.0%

Worldline SA (France)

0.00% (6),(8)	07/30/26	EUR 128,682	150,501

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Engineering & Construction — 0.1%

Cellnex Telecom SA

0.75% (6)	11/20/31	EUR 1,300,000	$1,334,294

Internet — 0.1%

Delivery Hero SE

1.50% (6)	01/15/28	EUR 400,000	430,374

Total Convertible Corporate Bonds

(Cost: $2,212,603)			2,251,869

Total Convertible Securities

(Cost: $2,212,603)			2,251,869

Issues		Shares	Value

COMMON STOCK — 0.0%

Health Care-Services — 0.0%

ModivCare, Inc.(12)		31,872	207,168

Total Common Stock

(Cost: $207,168)			207,168

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 4.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (13)	5,505,923	$5,505,923

TCW Central Cash Fund, 3.69% (13),(14)	38,711,802	38,711,802

Total Money Market Investments (Cost: $44,217,725)		44,217,725

Total Investments (112.2%) (Cost: $1,032,833,007)		1,030,302,187

Net unrealized appreciation/depreciation on Unfunded Commitments (15) (0.0%)		(110)

Liabilities In Excess Of Other Assets (-12.2%)		(111,749,461)

Net Assets (100.0%)		$918,552,616

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,707	2-Year U.S. Treasury Note Futures	06/30/26	$565,610,910	$561,554,460	$(4,056,450)

Short Futures
14	10-Year Australian Bond Futures	06/15/26	$(1,036,302)	$(1,033,208)	$3,094
431	10-Year U.S. Treasury Note Futures	06/18/26	(49,695,651)	(48,925,234)	770,417
25	3-Year Australian Bond Futures	06/15/26	(1,769,319)	(1,774,831)	(5,512)
798	5-Year U.S. Treasury Note Futures	06/30/26	(87,437,398)	(86,327,391)	1,110,007
123	Euro Schatz Futures	06/08/26	(14,984,043)	(14,986,951)	(2,908)
2	Euro-Bobl Futures	06/08/26	(268,886)	(265,997)	2,889
23	Euro-Bund Futures	06/08/26	(3,339,542)	(3,322,910)	16,632
3	Long Gilt Futures	06/26/26	(346,642)	(347,306)	(664)
85	U.S. Ultra Long Bond Futures	06/18/26	(10,147,806)	(9,907,813)	239,993

			$(169,025,589)	$(166,891,641)	$2,133,948

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (16)
Citibank N.A.	EUR	194,707	04/01/26	$228,807	$224,340	$(4,467)
Goldman Sachs & Co.	EUR	4,711,831	04/01/26	5,431,317	5,428,971	(2,346)
Citibank N.A.	GBP	7,873,899	04/01/26	10,484,096	10,383,305	(100,791)

				$16,144,220	$16,036,616	$(107,604)

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Schedule of Investments (Continued)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (17)
JP Morgan Chase Bank	AUD	2,651,154	06/26/26	$1,839,362	$1,813,473	$25,889
Barclays Capital	AUD	3,082,052	06/26/26	2,138,259	2,108,221	30,038
Bank of America	EUR	4,490,398	04/01/26	5,286,055	5,173,835	112,220
Citibank N.A.	EUR	416,140	04/01/26	483,512	479,476	4,036
Bank of America	EUR	2,745,789	06/26/26	3,199,874	3,175,875	23,999
JP Morgan Chase Bank	EUR	1,560,515	06/26/26	1,818,847	1,804,946	13,901
Goldman Sachs & Co.	EUR	9,125,159	06/26/26	10,575,138	10,554,475	20,663
Citibank N.A.	EUR	2,142,477	06/26/26	2,481,285	2,478,064	3,221
Bank of New York	EUR	2,383,340	06/26/26	2,761,355	2,756,654	4,701
Bank of New York	GBP	3,269,787	04/01/26	4,424,450	4,311,865	112,585
JP Morgan Chase Bank	GBP	4,604,112	04/01/26	6,144,301	6,071,439	72,862
JP Morgan Chase Bank	GBP	2,341,624	06/26/26	3,113,144	3,086,963	26,181
Citibank N.A.	GBP	7,873,899	06/26/26	10,480,632	10,380,163	100,469

				$54,746,214	$54,195,449	$550,765

OTC - Credit Default Swaps
Sell Protection
Notional Amount (19)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value
OTC Swaps (18)
USD 2,255,000	06/20/31	Goldman Sachs International	Oracle Corp. 3.25% 11/15/27	1.00%	Quarterly	$(5,747)	$(84,340)	$(90,087)
Total Credit Default Swaps

Centrally Cleared - Interest Rate Swap Agreements
Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 30,979,000	03/20/28	Annual	12 -Month SONIA	Annual	3.93%	$(72,742)	$(133,082)	$(205,824)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Index.
EUR	Euro Currency.
EURIBOR	Euro Interbank Offered Rate.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

March 31, 2026

SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
USD	United States Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $264,361,979 or 28.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2026.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(5)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At March 31, 2026, the value of these securities amounted to $27,179,096 or 3.0% of net assets.
(7)	Perpetual maturity.
(8)	Security is not accruing interest.
(9)	Restricted security (Note 11).
(10)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(11)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(12)	Non-income producing security.
(13)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(14)	Affiliated issuer.
(15)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements for which all or a portion may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.
(16)	Fund buys foreign currency, sells USD.
(17)	Fund sells foreign currency, buys USD.
(18)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
(19)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

The summary of the TCW MetWest Low Duration Bond Fund transactions in the affiliated funds for the year ended March 31, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2026	Value at March 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$17,362,135	$1,705,949,667	$1,684,600,000	38,711,802	$38,711,802	$3,385,577	$—	$—	$—

Total					$38,711,802	$3,385,577	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Fair Valuation Summary	March 31, 2026

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$264,745,162	$—	$264,745,162
U.S. Treasury Securities	—	197,539,163	—	197,539,163
Residential Mortgage-Backed Securities — Agency	—	190,605,680	—	190,605,680
Asset-Backed Securities	—	139,223,082	4,505,534	143,728,616
Residential Mortgage-Backed Securities — Non-Agency	—	91,472,460	—	91,472,460
Commercial Mortgage-Backed Securities — Non-Agency	—	63,710,930	—	63,710,930
Foreign Government Bonds	—	14,299,743	—	14,299,743
Bank Loans	—	12,160,409	—	12,160,409
Commercial Mortgage-Backed Securities — Agency	—	5,363,262	—	5,363,262

Total Fixed Income Securities	—	979,119,891	4,505,534	983,625,425

Convertible Securities
Convertible Corporate Bonds	—	2,251,869	—	2,251,869
Equity Securities
Money Market Investments	44,217,725	—	—	44,217,725
Common Stock	—	207,168	—	207,168

Total Equity Securities	44,217,725	207,168	—	44,424,893

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(110)	—	(110)

Total Investments	$44,217,725	$981,578,818	$4,505,534	$1,030,302,077

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	550,765	—	550,765
Futures Contracts
Interest Rate Risk	2,143,032	—	—	2,143,032

Total	$46,360,757	$982,129,583	$4,505,534	$1,032,995,874

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(4,065,534)	$—	$—	$(4,065,534)
Forward Currency Contracts
Foreign Currency Risk	—	(107,604)	—	(107,604)
Swap Agreements
Credit Rate Risk	—	(90,087)	—	(90,087)
Interest Rate Risk		(205,824)		(205,824)

Total	$(4,065,534)	$(403,515)	$—	$(4,469,049)

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments	March 31, 2026

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 96.6% of Net Assets

ASSET-BACKED SECURITIES — 8.7%

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53	$230,000	$239,455

Bain Capital Credit CLO Ltd. Series 2021-3A, Class BR

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	07/24/34	125,000	124,750

Ballyrock CLO 19 Ltd. Series 2022-19A, Class CR

6.77% (3 mo. USD Term SOFR + 3.100%) (1),(2)	04/20/35	175,000	171,299

BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB

0.00% (1),(3),(4)	01/27/39	100,000	76,722

BCRED CLO LLC Series 2023-1A, Class A

5.97% (3 mo. USD Term SOFR + 2.300%) (1),(2)	01/20/36	250,000	250,192

Carvana Auto Receivables Trust Series 2022-P3, Class R

0.00% (1),(4),(5)	09/10/29	1,750	131,942

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2

6.00% (1)	05/20/55	65,000	66,041

Crystal River CDO Ltd. Series 2005-1A, Class A

4.29% (3 mo. USD Term SOFR + 0.622%) (1),(2)	03/02/46	419,900	37,162

Diamond Infrastructure Funding LLC Series 2021-1A, Class C

3.48% (1)	04/15/49	215,000	210,986

Diamond Issuer LLC Series 2021-1A, Class C

3.79% (1)	11/20/51	100,000	96,940

Dryden 68 CLO Ltd. Series 2019-68A, Class CRR

5.47% (3 mo. USD Term SOFR + 1.800%) (1),(2)	07/15/35	125,000	124,351

Dryden 98 CLO Ltd. Series 2022-98A, Class CR

5.58% (3 mo. USD Term SOFR + 1.900%) (1),(2)	04/20/35	125,000	123,920

Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB

4.36% (1),(3)	07/17/37	250,000	138,862

Hertz Vehicle Financing III LP Series 2021-2A, Class D

4.34% (1)	12/27/27	150,000	148,148

HPS Loan Management Ltd. Series 2024-19A, Class C2

6.57% (3 mo. USD Term SOFR + 2.900%) (1),(2)	04/15/37	250,000	250,548

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

KGS-Alpha SBA COOF Trust Series 2015-1, Class A (I/O)

1.34% (1),(3)	10/25/35	$393,515	$8,648

Lehman XS Trust Series 2006-13, Class 1A2

4.13% (1 mo. USD Term SOFR + 0.454%) (2)	09/25/36	843	—

Neuberger Berman Loan Advisers CLO 56 Ltd. Series 2024-56A, Class SUB

0.00% (1),(4)	07/24/37	250,000	137,725

OCP CLO Ltd. Series 2015-9A, Class SUB

0.00% (1),(3),(4)	01/15/37	325,800	88,139

Octagon 56 Ltd. Series 2021-1A, Class C

5.88% (3 mo. USD Term SOFR + 2.212%) (1),(2)	10/15/34	250,000	249,054

Palmer Square CLO Ltd. Series 2024-3A, Class SUB

0.00% (1),(3),(4)	07/20/37	250,000	152,233

Rockford Tower CLO Ltd. Series 2017-3A, Class A

5.12% (3 mo. USD Term SOFR + 1.452%) (1),(2)	10/20/30	15	15

Skyline Aviation, Inc. Class A

3.23% (6)	07/03/38	52,590	49,693

SLC Student Loan Trust Series 2004-1, Class B

4.34% (90 day USD SOFR Average + 0.552%) (2)	08/15/31	83,735	73,959

SLM Student Loan Trust Series 2007-7, Class B

4.90% (90 day USD SOFR Average + 1.012%) (2)	10/27/70	215,000	224,185

SLM Student Loan Trust Series 2008-2, Class B

5.35% (90 day USD SOFR Average + 1.462%) (2)	01/25/83	340,000	362,391

SLM Student Loan Trust Series 2008-3, Class B

5.35% (90 day USD SOFR Average + 1.462%) (2)	04/26/83	340,000	353,951

SLM Student Loan Trust Series 2008-4, Class B

6.00% (90 day USD SOFR Average + 2.112%) (2)	04/25/73	340,000	360,999

SLM Student Loan Trust Series 2008-5, Class B

6.00% (90 day USD SOFR Average + 2.112%) (2)	07/25/73	235,000	249,770

Structured Receivables Finance LLC Series 2010-A, Class B

7.61% (1)	01/16/46	59,862	60,201

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Structured Receivables Finance LLC Series 2010-B, Class B

7.97% (1)	08/15/36	$157,733	$160,242

Switch ABS Issuer LLC Series 2024-2A, Class C

10.03% (1)	06/25/54	55,000	56,138

Voya CLO Ltd. Series 2020-1A, Class DRR

6.62% (3 mo. USD Term SOFR + 2.950%) (1),(2)	07/16/34	150,000	145,869

Total Asset-Backed Securities

(Cost: $5,300,351)			4,924,530

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY —19.1%

Federal Home Loan Mortgage Corp., Pool #SD8286

4.00%	01/01/53	103,286	97,701

Federal Home Loan Mortgage Corp., Pool #SD8323

5.00%	05/01/53	212,918	210,835

Federal Home Loan Mortgage Corp. REMICS Series 3247, Class SI (I/O) (I/F)

0.15% (-30 day USD SOFR Average + 6.536%) (2)	08/15/36	4,018,848	16,952

Federal Home Loan Mortgage Corp. REMICS Series 3289, Class SD (I/O) (I/F)

2.33% (-30 day USD SOFR Average + 6.006%) (2)	03/15/37	367,787	24,172

Federal Home Loan Mortgage Corp. REMICS Series 5100, Class HI (I/O)

4.00%	02/25/47	237,012	41,186

Federal Home Loan Mortgage Corp. REMICS Series 5149, Class DI (I/O)

4.00%	10/25/48	284,817	55,671

Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F)

5.01% (-30 day USD SOFR Average + 10.500%) (2)	06/25/55	73,239	69,610

Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F)

5.08% (-30 day USD SOFR Average + 10.575%) (2)	06/25/55	75,737	68,739

Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F)

5.56% (-30 day USD SOFR Average + 11.667%) (2)	06/25/55	72,986	70,197

Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) (I/F)

2.24% (-30 day USD SOFR Average + 5.900%) (2)	09/25/55	480,874	47,365

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5617, Class IL (I/O)

4.00%	08/25/51	$221,330	$47,018

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O)

2.00%	03/15/52	836,448	107,956

Federal National Mortgage Association, Pool #MA4599

3.00%	05/01/52	413,662	364,893

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	151,288	143,373

Federal National Mortgage Association, Pool #MA5009

5.00%	05/01/53	283,701	280,786

Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O)

2.00%	06/25/51	173,637	23,425

Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O)

2.00%	03/25/51	663,333	89,074

Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O)

2.00%	11/25/50	421,958	56,710

Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O)

2.00%	10/25/52	1,004,493	128,618

Federal National Mortgage Association REMICS Series 2000-45, Class SA (I/O) (I/F)

4.16% (-30 day USD SOFR Average + 7.836%) (2)	12/18/30	226	11

Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/O) (I/F)

8.50% (-30 day USD SOFR Average + 126.168%) (2)	09/25/31	81	87

Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/O) (I/F)

9.80% (-30 day USD SOFR Average + 99.197%) (2)	01/25/34	1,361	1,495

Federal National Mortgage Association REMICS Series 2006-125, Class SM (I/O) (I/F)

3.42% (-30 day USD SOFR Average + 7.086%) (2)	01/25/37	281,165	26,413

Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F)

2.27% (-30 day USD SOFR Average + 5.936%) (2)	11/25/36	306,654	23,797

Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F)

2.64% (-30 day USD SOFR Average + 6.306%) (2)	05/25/40	327,599	31,565

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2021-70, Class AI (I/O)

4.00%	10/25/51	$262,686	$57,939

Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F)

1.69% (-30 day USD SOFR Average + 5.350%) (2)	07/25/54	1,180,158	63,694

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	306,291	290,275

Government National Mortgage Association REMICS Series 2013-25, Class SA (I/O) (I/F)

2.41% (-1 mo. USD Term SOFR + 6.086%) (2)	02/20/43	922,469	95,432

Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F)

1.83% (-30 day USD SOFR Average + 5.500%) (2)	10/20/54	1,031,949	78,755

Government National Mortgage Association, TBA

4.00% (7)	06/01/55	925,000	865,928

Uniform Mortgage-Backed Security, TBA

2.00% (7)	09/01/51	650,000	523,415

2.50% (7)	09/01/51	525,000	441,752

2.50% (7)	09/01/51	275,000	231,422

3.00% (7)	11/01/51	275,000	241,704

3.50% (7)	12/01/51	1,975,000	1,810,674

4.00% (7)	05/01/55	100,000	94,252

4.00% (7)	05/01/55	725,000	683,997

4.50% (7)	01/01/56	1,650,000	1,591,710

5.00% (7)	01/01/56	925,000	912,096

5.50% (7)	12/01/55	725,000	728,437

Total Residential Mortgage-Backed Securities — Agency

(Cost: $10,968,840)			10,739,131

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 12.4%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2

3.90% (1)	08/10/35	137,000	131,332

1211 Avenue of the Americas Trust Series 2015-1211, Class B

4.09% (1),(3)	08/10/35	150,000	142,331

245 Park Avenue Trust Series 2017-245P, Class E

3.66% (1),(3)	06/05/37	170,000	164,298

280 Park Avenue Mortgage Trust Series 2017-280P, Class E

6.09% (1 mo. USD Term SOFR + 2.419%) (1),(2)	09/15/34	150,000	147,108

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

AMSR Trust Series 2021-SFR3, Class F

3.23% (1)	10/17/38	$120,000	$118,215

Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O)

1.25% (1),(3)	09/15/48	1,500,000	377

BX Commercial Mortgage Trust Series 2025-BCAT, Class D

6.32% (1 mo. USD Term SOFR + 2.650%) (1),(2)	08/15/42	191,657	192,481

BX Trust Series 2021-LBA, Class DV

5.64% (1 mo. USD Term SOFR + 1.964%) (1),(2)	02/15/36	229,335	229,265

BX Trust Series 2025-VLT6, Class E

6.86% (1 mo. USD Term SOFR + 3.191%) (1),(2)	03/15/42	129,000	128,198

BXHPP Trust Series 2021-FILM, Class D

5.29% (1 mo. USD Term SOFR + 1.614%) (1),(2)	08/15/36	100,000	86,462

Citigroup Commercial Mortgage Trust Series 2016-P4, Class XA (I/O)

1.86% (3)	07/10/49	1,398,361	14

Citigroup Commercial Mortgage Trust Series 2020-555, Class G

3.50% (1),(3)	12/10/41	200,000	171,496

COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class X (I/O)

0.49% (1),(3)	04/15/47	357,048	778

COMM Mortgage Trust Series 2013-CR12, Class XA (I/O)

0.42% (3)	10/10/46	86,374	1

CoreVest American Finance Trust Series 2020-1, Class A2

2.30% (1)	03/15/50	51,439	48,932

CSMC Trust Series 2014-USA, Class X1 (I/O)

0.54% (1),(3)	09/15/37	9,783,817	79,226

DROP Mortgage Trust Series 2021-FILE, Class D

6.54% (1 mo. USD Term SOFR + 2.864%) (1),(2)	10/15/43	150,000	146,719

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K047, Class X3 (I/O)

3.78% (3)	06/25/43	105,846	1

FirstKey Homes Trust Series 2021-SFR1, Class F2

3.45% (1)	08/17/38	180,000	178,394

FirstKey Homes Trust Series 2022-SFR1, Class D

5.20% (1)	05/19/39	350,000	347,815

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

FRTKL Group, Inc. Series 2021-SFR1, Class G

4.11% (1)	09/17/38	$300,000	$295,124

Hilton USA Trust Series 2016-HHV, Class F

4.19% (1),(3)	11/05/38	170,000	167,431

JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class XA (I/O)

0.40% (3)	09/15/47	373,102	4

JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA (I/O)

0.33% (3)	11/15/47	764,551	3,128

JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class XEF (I/O)

1.76% (1),(3)	06/15/51	1,157,000	37,606

KRE Commercial Mortgage Trust Series 2025-AIP4, Class E

6.67% (1 mo. USD Term SOFR + 3.000%) (1),(2)	03/15/42	121,469	121,027

Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class XA (I/O)

1.13% (1),(3)	02/15/36	1,306,260	27,776

Manhattan West Mortgage Trust Series 2020-1MW, Class D

2.34% (1)	09/10/39	150,000	143,078

MKT Mortgage Trust Series 2020-525M, Class D

2.94% (1),(3)	02/12/40	120,000	98,131

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class XB (I/O)

0.09% (1),(3)	05/15/46	7,057,432	986

Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E

4.32% (1),(3)	01/15/43	180,000	158,111

NXPT Commercial Mortgage Trust Series 2024-STOR, Class E

6.70% (1),(3)	11/05/41	144,000	144,404

NYC Commercial Mortgage Trust Series 2025-3BP, Class D

6.11% (1 mo. USD Term SOFR + 2.441%) (1),(2)	02/15/42	135,000	134,904

NYO Commercial Mortgage Trust Series 2021-1290, Class C

5.78% (1 mo. USD Term SOFR + 2.109%) (1),(2)	11/15/38	100,000	98,919

NYO Commercial Mortgage Trust Series 2021-1290, Class D

6.33% (1 mo. USD Term SOFR + 2.659%) (1),(2)	11/15/38	140,000	138,902

Progress Residential Trust Series 2021-SFR10, Class H

5.23% (1)	12/17/40	232,101	226,628

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Progress Residential Trust Series 2021-SFR3, Class E1

2.54% (1)	05/17/26	$225,000	$224,108

Progress Residential Trust Series 2021-SFR3, Class F

3.44% (1)	05/17/26	200,000	199,305

Progress Residential Trust Series 2021-SFR6, Class G

4.00% (1)	07/17/38	250,000	248,436

Progress Residential Trust Series 2021-SFR7, Class F

3.83% (1)	08/17/40	220,000	208,055

Progress Residential Trust Series 2022-SFR1, Class F

4.88% (1)	02/17/41	130,000	126,073

RIDE Series 2025-SHRE, Class D

6.30% (1),(3)	02/14/47	100,000	102,136

ROCK Trust Series 2024-CNTR, Class D

7.11% (1)	11/13/41	213,000	221,700

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D

4.39% (1),(3)	01/05/43	200,000	149,011

SFO Commercial Mortgage Trust Series 2021-555, Class B

5.29% (1 mo. USD Term SOFR + 1.614%) (1),(2)	05/15/38	150,000	149,779

SMRT Commercial Mortgage Trust Series 2022-MINI, Class E

6.37% (1 mo. USD Term SOFR + 2.700%) (1),(2)	01/15/39	100,000	99,684

SMRT Commercial Mortgage Trust Series 2022-MINI, Class F

7.02% (1 mo. USD Term SOFR + 3.350%) (1),(2)	01/15/39	150,000	146,427

SWCH Commercial Mortgage Trust Series 2025-DATA, Class E

7.01% (1 mo. USD Term SOFR + 3.340%) (1),(2)	02/15/42	200,000	197,051

TCO Commercial Mortgage Trust Series 2024-DPM, Class D

6.41% (1 mo. USD Term SOFR + 2.741%) (1),(2)	12/15/39	130,000	130,126

Tricon American Homes Series 2020-SFR1, Class D

2.55% (1)	07/17/38	133,000	131,878

Tricon American Homes Trust Series 2020-SFR1, Class F

4.88% (1)	07/17/38	244,000	243,110

Tricon Residential Trust Series 2021-SFR1, Class F

3.69% (1)	07/17/38	230,000	228,421

U.K. Logistics DAC Series 2025-1A, Class E

9.25% (1 day GBP SONIA + 5.500% 1),(2)	05/17/35	GBP 71,788	94,617

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Commercial Mortgage Trust Series 2015-NXS2, Class XA (I/O)

0.00% (3),(4)	07/15/58	$118,540	$1

Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XA (I/O)

1.47% (3)	11/15/49	2,153,622	1,756

WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O)

0.30% (3)	06/15/46	29,300	—

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $7,356,262)			7,011,276

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.7%

Federal Home Loan Mortgage Corp. Multifamily PC REMIC Trust Series 2019-P002, Class X (I/O)

0.77% (3)	07/25/33	535,000	27,242

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC04, Class X1 (I/O)

1.32% (3)	12/25/26	976,992	8,402

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)

1.18% (3)	06/25/27	1,308,478	10,544

Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O)

2.97% (3)	07/25/39	170,472	3,055

FREMF Mortgage Trust Series 2017-K66, Class X2A (I/O)

0.10% (1)	06/25/27	39,076,392	30,351

Government National Mortgage Association Series 2010-148 (I/O)

0.30% (3)	09/16/50	1,246,004	12,963

Government National Mortgage Association Series 2012-123 (I/O)

0.60% (3)	12/16/51	1,803,528	29,058

Government National Mortgage Association Series 2012-125 (I/O)

0.16% (3)	02/16/53	5,378,916	30,509

Government National Mortgage Association Series 2012-27 (I/O)

0.19% (3)	04/16/53	2,451,143	7,175

Government National Mortgage Association Series 2013-156 (I/O)

0.21% (3)	06/16/55	3,228,079	11,476

Government National Mortgage Association Series 2013-163 (I/O)

1.01% (3)	02/16/46	693,587	8,487

Government National Mortgage Association Series 2013-63 (I/O)

0.71% (3)	09/16/51	2,373,953	53,821

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association Series 2013-74 (I/O)

0.45% (3)	12/16/53	$328,177	$2,422

Government National Mortgage Association Series 2014-103 (I/O)

0.18% (3)	05/16/55	799,752	3,830

Government National Mortgage Association Series 2014-125 (I/O)

0.87% (3)	11/16/54	347,404	8,877

Government National Mortgage Association Series 2015-47 (I/O)

0.36% (3)	10/16/56	486,272	5,535

Government National Mortgage Association Series 2020-184 (I/O)

0.91% (3)	11/16/60	2,150,955	143,971

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $965,590)			397,718

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 24.0%

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D

4.55% (1 mo. USD Term SOFR + 0.874%) (2)	03/25/37	339,859	138,765

ACE Securities Corp. Home Equity Loan Trust Series 2007-HE1, Class A

1 4.09% (1 mo. USD Term SOFR + 0.414%) (2)	01/25/37	516,882	282,263

Ajax Mortgage Loan Trust Series 2021-C, Class A

6.12% (1)	01/25/61	153,887	154,088

American Home Mortgage Assets Trust Series 2007-1, Class A1

4.56% (1 yr. MTA + 0.700%) (2)	02/25/47	690,581	233,058

Angel Oak Mortgage Trust Series 2024-11, Class M1A

6.58% (1),(3)	08/25/69	200,000	201,896

Banc of America Funding Corp. Series 2015-R3, Class 1A2

3.86% (1),(3)	03/27/36	313,929	267,368

Banc of America Funding Trust Series 2006-7, Class T2A

5.69% (3)	10/25/36	172,972	156,542

Banc of America Funding Trust Series 2014-R5, Class 1A2

3.74% (6 mo. USD Term SOFR + 1.928%) (1),(2)	09/26/45	201,352	143,464

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.46%	02/25/37	189,962	108,369

Carrington Mortgage Loan Trust Series 2006-NC4, Class A4

4.03% (1 mo. USD Term SOFR + 0.354%) (2)	10/25/36	175,000	154,770

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Carrington Mortgage Loan Trust Series 2007-RFC1, Class A3

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	12/25/36	$54,385	$53,645

CIM Trust Series 2020-R6, Class A1

2.25% (1),(3)	12/25/60	233,019	213,576

CIM Trust Series 2021-R1, Class A2

2.40% (1),(3)	08/25/56	222,451	204,097

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(3)	06/25/57	116,449	108,359

CIM Trust Series 2021-R5, Class A1B

2.00% (1),(3)	08/25/61	115,000	77,554

CIM Trust Series 2025-R1, Class A1

5.00% (1)	02/25/99	180,427	178,679

Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A

6.13%	08/25/35	248,308	230,263

COLT Mortgage Loan Trust Series 2021-2, Class A1

0.92% (1),(3)	08/25/66	76,010	64,340

Conseco Finance Corp. Series 1999-5, Class A5

7.86% (3)	03/01/30	67,923	16,622

Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8

5.50%	05/25/35	248,250	199,142

Countrywide Alternative Loan Trust Series 2005-59, Class 1A

1 4.45% (1 mo. USD Term SOFR + 0.774%) (2)	11/20/35	255,358	245,902

Countrywide Alternative Loan Trust Series 2007-15CB, Class A7

6.00%	07/25/37	430,261	244,565

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4

6.49%	09/25/28	6,849	6,836

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A5

6.96% (3)	09/25/28	16,509	16,504

CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9

7.00% (3)	08/25/37	425,735	227,148

CSMC Trust Series 2015-12R, Class 2A2

3.63% (1),(3)	11/30/37	68,065	62,990

CSMC Trust Series 2021-RPL4, Class A1

4.15% (1),(3)	12/27/60	160,120	159,677

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A5

4.19% (1 mo. USD Term SOFR + 0.514%) (2)	06/25/37	230,564	207,847

Ellington Financial Mortgage Trust Series 2021-3, Class A1

1.24% (1),(3)	09/25/66	64,235	53,744

Ellington Financial Mortgage Trust Series 2025-NQM1, Class B1B

7.43% (1),(3)	01/25/70	190,000	190,075

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2

9.91% (30 day USD SOFR Average + 6.250%) (1),(2)	09/25/41	$200,000	$203,701

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1

9.03% (30 day USD SOFR Average + 5.364%) (1),(2)	06/25/39	134,205	135,350

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1

7.53% (30 day USD SOFR Average + 3.864%) (1),(2)	09/25/39	51,838	52,367

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2

9.66% (30 day USD SOFR Average + 6.000%) (1),(2)	10/25/41	195,000	199,072

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2

9.16% (30 day USD SOFR Average + 5.500%) (1),(2)	12/25/41	185,000	189,513

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2

9.66% (30 day USD SOFR Average + 6.000%) (1),(2)	12/25/41	200,000	205,280

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B

4.01% (1 mo. USD Term SOFR + 0.334%) (2)	12/25/37	226,281	210,779

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B

3.99% (1 mo. USD Term SOFR + 0.314%) (2)	03/25/37	475,845	225,272

Fremont Home Loan Trust Series 2005-A, Class M4

4.81% (1 mo. USD Term SOFR + 1.134%) (2)	01/25/35	286,455	266,187

GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1

3.63% (3)	04/19/36	148,181	123,344

GreenPoint MTA Trust Series 2005-AR1, Class A2

4.23% (1 mo. USD Term SOFR + 0.554%) (2)	06/25/45	49,682	44,427

GSAA Home Equity Trust Series 2006-1, Class A3

4.45% (1 mo. USD Term SOFR + 0.774%) (2)	01/25/36	610,418	245,635

GSAA Home Equity Trust Series 2006-10, Class AF3

5.98% (3)	06/25/36	548,066	118,386

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSAA Home Equity Trust Series 2006-6, Class AF3

5.73% (3)	03/25/36	$489,415	$130,003

GSAA Trust Series 2006-7, Class AF3

6.72%	03/25/46	621,475	209,921

GSAMP Trust Series 2007-NC1, Class A2C

4.09% (1 mo. USD Term SOFR + 0.414%) (2)	12/25/46	224,722	111,508

HarborView Mortgage Loan Trust Series 2005-3, Class 1A

4.31% (1 mo. USD Term SOFR + 0.634%) (2)	06/19/35	267,629	133,792

HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A

4.15% (1 mo. USD Term SOFR + 0.474%) (2)	05/19/46	570,210	283,914

HarborView Mortgage Loan Trust Series 2006-5, Class 1A1

4.77% (1 yr. MTA + 0.910%) (2)	07/19/47	304,816	93,023

HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12

6.00%	09/25/37	175,521	120,897

HSI Asset Securitization Corp. Trust Series 2007-OPT1, Class 1A

3.93% (1 mo. USD Term SOFR + 0.254%) (2)	12/25/36	171,691	151,329

Impac CMB Trust Series 2004-6, Class 1A2

4.57% (1 mo. USD Term SOFR + 0.894%) (2)	10/25/34	13,120	13,140

IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1

3.76% (3)	12/25/35	177,494	152,385

IndyMac INDX Mortgage Loan Trust Series 2007-AR5, Class 2A1

3.31% (3)	05/25/37	164,680	133,858

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3

6.61%	02/25/28	21,906	21,979

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4

6.75%	02/25/28	9,222	9,255

Knock Issuer Trust Series 2025-1, Class A1

7.12% (1)	02/25/30	150,000	151,364

Long Beach Mortgage Loan Trust Series 2006-9, Class 2A3

4.11% (1 mo. USD Term SOFR + 0.434%) (2)	10/25/36	372,631	113,450

Luminent Mortgage Trust Series 2006-5, Class A1A

4.17% (1 mo. USD Term SOFR + 0.494%) (2)	07/25/36	224,929	134,955

MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A

4.18% (1 mo. USD Term SOFR + 0.504%) (2)	01/25/47	409,416	157,706

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MASTR Adjustable Rate Mortgages Trust Series 2007-2, Class A1

4.09% (1 mo. USD Term SOFR + 0.414%) (2)	03/25/47	$163,138	$152,888

MASTR Alternative Loan Trust Series 2006-2, Class 2A1

4.19% (1 mo. USD Term SOFR + 0.514%) (2)	03/25/36	2,376,996	192,012

MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	05/25/37	71,278	69,704

MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4

4.35% (1 mo. USD Term SOFR + 0.674%) (2)	05/25/37	300,000	260,656

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B

4.13% (1 mo. USD Term SOFR + 0.454%) (2)	05/25/37	177,659	129,615

Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A

4.16% (1 mo. USD Term SOFR + 0.484%) (2)	05/25/37	408,960	118,311

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	8,452	8,448

Mid-State Trust XI Series 11, Class B

8.22%	07/15/38	766	772

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3

4.09% (1 mo. USD Term SOFR + 0.414%) (2)	06/25/36	538,449	265,539

Morgan Stanley Home Equity Loan Trust Series 2007-1, Class A3

3.93% (1 mo. USD Term SOFR + 0.254%) (2)	12/25/36	543,686	259,005

Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4

4.87% (3)	09/25/34	44,544	43,814

Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A4A

6.70%	11/25/36	408,898	85,226

Morgan Stanley Mortgage Loan Trust Series 2007-11AR, Class 2A3

2.82% (3)	06/25/37	276,351	156,563

New Residential Mortgage Loan Trust Series 2022-NQM2, Class A2

3.70% (1),(3)	03/27/62	250,000	204,118

Nomura Resecuritization Trust Series 2015-4R, Class 2A2

4.35% (1 mo. USD Term SOFR + 0.420%) (1),(2)	10/26/36	245,471	222,713

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Option One Mortgage Loan Trust Series 2006-3, Class 1A1

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	02/25/37	$158,182	$104,857

Pretium Mortgage Credit Partners LLC Series 2025-NPL6, Class A1

5.74% (1)	06/25/55	170,816	171,207

PRPM LLC Series 2024-RPL1, Class B1

4.21% (1),(3)	12/25/64	280,000	270,050

RALI Trust Series 2005-QA3, Class NB1

3.67% (3)	03/25/35	100,987	56,353

RALI Trust Series 2006-QS5, Class A6

6.00%	05/25/36	197,392	175,350

RALI Trust Series 2007-QS1, Class 1A5

4.34% (1 mo. USD Term SOFR + 0.664%) (2)	01/25/37	248,339	184,157

Residential Asset Securities Corporation Trust Series 2005-KS11, Class M3

4.45% (1 mo. USD Term SOFR + 0.774%) (2)	12/25/35	127,994	126,994

SG Mortgage Securities Trust Series 2006-OPT2, Class A3D

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	10/25/36	250,000	202,658

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

4.62% (3)	09/25/34	38,433	37,694

Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1B

3.96% (1 mo. USD Term SOFR + 0.284%) (2)	02/25/36	246,782	210,253

Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	08/25/36	306,315	258,442

Terwin Mortgage Trust Series 2004-7HE, Class A1

4.89% (1 mo. USD Term SOFR + 1.214%) (1),(2)	07/25/34	41,455	40,831

Towd Point Mortgage Trust Series 2019-HY2, Class M2

5.69% (1 mo. USD Term SOFR + 2.014%) (1),(2)	05/25/58	210,000	210,708

TRK Trust Series 2021-INV2, Class A1

1.97% (1),(3)	11/25/56	168,460	153,289

WaMu Asset-Backed Certificates Trust Series 2007-HE1, Class 2A4

4.25% (1 mo. USD Term SOFR + 0.574%) (2)	01/25/37	479,836	216,743

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $15,906,568)			13,532,910

Issues	Maturity Date	Principal Amount	Value

CORPORATE BONDS — 23.1%

Aerospace & Defense — 0.3%

TransDigm, Inc.

6.00% (1)	01/15/33	$100,000	$100,135

6.13% (1)	07/31/34	40,000	39,478

			139,613

Agriculture — 0.4%

Altria Group, Inc.

4.88%	02/04/28	55,000	55,497

BAT Capital Corp. (United Kingdom)

2.73%	03/25/31	25,000	22,847

Imperial Brands Finance PLC (United Kingdom)

4.50% (1)	06/30/28	90,000	90,081

6.13% (1)	07/27/27	70,000	71,426

			239,851

Airlines — 0.3%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29	40,000	39,723

JetBlue Airways Corp./JetBlue Loyalty LP

9.88% (1)	09/20/31	7,000	6,623

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34	67,282	63,504

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37	81,957	84,451

			194,301

Banks — 2.3%

Bank of America Corp.

1.73% (1 day USD SOFR + 0.960%) (2)	07/22/27	50,000	49,585

3.42% (3 mo. USD Term SOFR + 1.302%) (2)	12/20/28	35,000	34,388

3.82% (3 mo. USD Term SOFR + 1.837%) (2)	01/20/28	110,000	109,464

4.38% (5 yr. CMT + 2.760%) (2),(8)	01/27/27	15,000	14,779

5.47% (1 day USD SOFR + 1.650%)	01/23/35	75,000	76,538

Citigroup, Inc.

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32	140,000	123,665

6.63% (5 yr. CMT + 3.001%) (2),(8)	02/15/31	95,000	95,054

Goldman Sachs Group, Inc.

1.54% (1 day USD SOFR + 0.818%) (2)	09/10/27	235,000	231,966

HSBC Holdings PLC (United Kingdom)

2.36% (1 day USD SOFR + 1.947%) (2)	08/18/31	15,000	13,535

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

JPMorgan Chase & Co.

1.58% (1 day USD SOFR + 0.885%) (2)	04/22/27	$55,000	$54,911

2.07% (1 day USD SOFR + 1.015%) (2)	06/01/29	205,000	195,062

Morgan Stanley

1.93% (1 day USD SOFR + 1.020%) (2)	04/28/32	35,000	30,341

2.24% (1 day USD SOFR + 1.178%) (2)	07/21/32	90,000	78,831

Morgan Stanley Private Bank NA

4.47% (1 day USD SOFR + 0.770%) (2)	07/06/28	5,000	5,002

PNC Financial Services Group, Inc.

3.40% (5 yr. CMT + 2.595%) (2),(8)	09/15/26	15,000	14,778

U.S. Bancorp

5.08% (1 day USD SOFR + 1.296%) (2)	05/15/31	50,000	50,722

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28	45,000	43,928

4.90% (1 day USD SOFR + 2.100%) (2)	07/25/33	100,000	99,582

			1,322,131

Beverages — 0.2%

Becle SAB de CV (Mexico)

2.50% (1)	10/14/31	105,000	89,975

Biotechnology — 0.1%

Amgen, Inc.

4.85%	02/19/36	75,000	73,736

Building Materials — 0.1%

JH North America Holdings, Inc.

6.13% (1)	07/31/32	55,000	54,955

Chemicals — 0.3%

International Flavors & Fragrances, Inc.

1.83% (1)	10/15/27	110,000	105,550

2.30% (1)	11/01/30	66,000	58,769

3.27% (1)	11/15/40	5,000	3,745

			168,064

Commercial Services — 0.8%

Global Payments, Inc.

4.50%	11/15/28	75,000	74,320

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Grand Canyon University

5.13%	10/01/28	$35,000	$34,809

RAC Bond Co. PLC (United Kingdom)

8.25% (9)	05/06/46	GBP 100,000	139,572

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31	15,000	14,555

Rollins, Inc.

5.25%	02/24/35	100,000	99,864

Upbound Group, Inc.

6.38% (1)	02/15/29	25,000	24,303

VT Topco, Inc.

8.50% (1)	08/15/30	45,000	45,806

			433,229

Computers — 0.4%

Dell International LLC/EMC Corp.

4.50%	02/15/31	25,000	24,685

4.75%	04/01/28	100,000	100,718

5.00%	04/01/30	60,000	60,775

Gartner, Inc.

3.75% (1)	10/01/30	10,000	9,143

NCR Voyix Corp.

5.13% (1)	04/15/29	33,000	31,647

			226,968

Cosmetics/Personal Care — 0.1%

Edgewell Personal Care Co.

5.50% (1)	06/01/28	32,000	31,838

Opal Bidco SAS (France)

6.50% (1)	03/31/32	35,000	35,081

			66,919

Diversified Financial Services — 0.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

5.75%	06/06/28	35,000	35,869

American Express Co. 3.55% (5 yr. CMT +

2.854%) (2),(8)	09/15/26	15,000	14,831

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27	82,000	79,296

3.25% (1)	02/15/27	15,000	14,857

GGAM Finance Ltd. (Ireland)

8.00% (1)	06/15/28	25,000	25,946

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32	50,000	49,625

			220,424

Electric — 2.0%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56	130,000	126,408

Alliant Energy Finance LLC

3.60% (1)	03/01/32	55,000	50,878

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

Alpha Generation LLC

6.25% (1)	01/15/34	$45,000	$44,439

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (2)	03/15/56	180,000	177,790

Ausgrid Finance Pty. Ltd. (Australia)

5.95% (9)	12/10/35	AUD 30,000	20,099

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56	75,000	74,205

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (2)	02/15/56	90,000	89,427

Electricite de France SA

4.75% (9)	06/17/44	EUR 100,000	114,125

Entergy Corp.

5.88% (5 yr. CMT + 2.179%) (2)	06/15/56	75,000	74,041

Entergy Texas, Inc.

3.45%	12/01/27	150,000	147,969

FirstEnergy Transmission LLC

2.87% (1)	09/15/28	39,000	37,540

Southern Co.

6.00% (5 yr. CMT + 1.993%)	04/01/58	85,000	85,475

Southwestern Electric Power Co.

5.20%	04/01/36	70,000	68,881

Vistra Operations Co. LLC

6.88% (1)	04/15/32	25,000	25,888

			1,137,165

Electrical Components & Equipment — 0.2%

Energizer Holdings, Inc.

6.00% (1)	09/15/33	35,000	32,839

WESCO Distribution, Inc.

5.25% (1)	04/15/31	50,000	49,733

			82,572

Electronics — 0.1%

Amphenol Corp.

4.63%	02/15/36	60,000	58,043

Engineering & Construction — 0.0%

Sydney Airport Finance Co. Pty. Ltd.

5.90% (9)	04/19/34	AUD 10,000	6,769

Entertainment — 0.5%

Caesars Entertainment, Inc.

6.50% (1)	02/15/32	35,000	34,635

Discovery Global Holdings, Inc.

5.05%	03/15/42	3,000	2,006

5.14%	03/15/52	17,000	10,322

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29	$17,000	$16,592

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30	30,000	28,789

Penn Entertainment, Inc.

4.13% (1)	07/01/29	79,000	74,002

Rivers Enterprise Borrower LLC

6.25% (1)	10/15/30	55,000	54,963

Voyager Parent LLC

9.25% (1)	07/01/32	51,000	53,198

			274,507

Environmental Control — 0.1%

GFL Environmental, Inc.

4.00% (1)	08/01/28	30,000	29,213

Food — 0.5%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings

3.75%	12/01/31	52,000	48,752

6.75%	03/15/34	47,000	51,647

Pilgrim’s Pride Corp.

3.50%	03/01/32	36,000	32,705

4.25%	04/15/31	25,000	23,949

6.25%	07/01/33	32,000	33,450

Post Holdings, Inc.

4.63% (1)	04/15/30	65,000	62,569

Smithfield Foods, Inc.

2.63% (1)	09/13/31	45,000	39,586

			292,658

Gas — 0.6%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28	73,000	75,078

9.50% (1)	06/01/30	15,000	15,914

NiSource, Inc.

5.75% (5 yr. CMT + 2.035%) (2)	07/15/56	90,000	88,690

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55	130,000	131,404

			311,086

Health Care-Products — 0.3%

Medline Borrower LP

3.88% (1)	04/01/29	175,000	169,447

Health Care-Services — 1.6%

Centene Corp.

3.00%	10/15/30	129,000	113,067

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Cigna Group

4.50%	09/15/30	$130,000	$129,661

5.25%	01/15/36	15,000	15,042

CommonSpirit Health

2.78%	10/01/30	40,000	36,924

Elevance Health, Inc.

2.55%	03/15/31	25,000	22,564

5.00%	01/15/36	120,000	117,622

Fresenius Medical Care U.S. Finance III, Inc. (Germany)

1.88% (1)	12/01/26	30,000	29,437

HCA, Inc.

5.63%	09/01/28	14,000	14,286

Humana, Inc.

5.55%	05/01/35	50,000	49,494

Kedrion SpA (Italy)

6.50% (1)	09/01/29	70,000	67,556

ModivCare, Inc.

1.00% (1),(4),(10),(11)	10/01/29	161,700	2,426

Molina Healthcare, Inc.

6.25% (1)	01/15/33	13,000	12,613

6.50% (1)	02/15/31	17,000	16,774

Option Care Health, Inc.

4.38% (1)	10/31/29	72,000	69,606

Star Parent, Inc.

9.00% (1)	10/01/30	40,000	41,638

UnitedHealth Group, Inc.

5.63%	07/15/54	130,000	123,899

Universal Health Services, Inc.

1.65%	09/01/26	15,000	14,825

			877,434

Household Products/Wares — 0.1%

Spectrum Brands, Inc.

3.88% (1)	03/15/31	68,000	59,007

Housewares — 0.1%

Central Garden & Pet Co.

4.13%	10/15/30	40,000	37,815

Newell Brands, Inc.

7.38%	04/01/36	30,000	27,720

			65,535

Insurance — 0.5%

Acrisure LLC/Acrisure Finance, Inc.

7.50% (1)	11/06/30	25,000	25,065

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

6.75% (1)	10/15/27	66,000	66,027

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	50,000	48,759

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(2)	11/01/57	$25,000	$20,975

7.00% (10 yr. CMT + 3.864%) (1),(2)	10/15/64	30,000	30,334

Marsh & McLennan Cos., Inc.

4.95%	03/15/36	75,000	74,313

			265,473

Internet — 1.3%

Airbnb, Inc.

5.25%	03/16/36	70,000	70,044

Alphabet, Inc.

4.80%	02/15/36	110,000	109,542

5.65%	02/15/56	15,000	14,958

Amazon.com, Inc.

4.88%	03/13/36	40,000	39,644

5.45%	11/20/55	50,000	47,894

5.80%	03/13/56	55,000	54,891

Getty Images, Inc.

10.50% (1)	11/15/30	30,000	27,125

Meta Platforms, Inc.

4.60%	11/15/32	140,000	138,580

4.88%	11/15/35	50,000	49,071

5.63%	11/15/55	80,000	75,037

Snap, Inc.

6.88% (1)	03/01/33	25,000	23,691

6.88% (1)	03/15/34	60,000	56,464

			706,941

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	57,000	53,580

10.00% (1)	11/15/29	19,000	18,714

			72,294

Leisure Time — 0.0%

Sabre GLBL, Inc.

10.75% (1)	11/15/29	5,000	4,283

10.75% (1)	03/15/30	5,000	4,181

			8,464

Lodging — 0.4%

Hyatt Hotels Corp.

5.05%	03/30/28	80,000	80,845

Las Vegas Sands Corp.

5.63%	06/15/28	130,000	131,787

			212,632

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Media — 1.0%

Belo Corp.

7.25%	09/15/27	$10,000	$10,302

CCO Holdings LLC/CCO Holdings Capital Corp.

4.25% (1)	02/01/31	50,000	45,551

5.38% (1)	06/01/29	15,000	14,808

7.00% (1)	02/01/33	15,000	15,075

7.38% (1)	02/01/36	35,000	34,854

Charter Communications Operating LLC/Charter Communications Operating Capital

3.50%	06/01/41	40,000	28,097

3.70%	04/01/51	54,000	33,536

6.65%	02/01/34	50,000	52,200

CSC Holdings LLC

5.75% (1)	01/15/30	15,000	5,680

6.50% (1)	02/01/29	92,000	58,804

11.75% (1)	01/31/29	39,000	28,265

DISH DBS Corp.

7.75%	07/01/26	15,000	14,974

DISH Network Corp.

11.75% (1)	11/15/27	39,000	40,203

Midcontinent Communications

8.00% (1)	08/15/32	20,000	18,715

Sinclair Television Group, Inc.

8.13% (1)	02/15/33	40,000	40,800

Sirius XM Radio LLC

5.88% (1)	04/15/32	25,000	24,868

Time Warner Cable LLC

5.50%	09/01/41	44,000	37,894

5.88%	11/15/40	10,000	9,042

Virgin Media O2 Vendor Financing Notes VI DAC

8.50% (1)	03/15/33	31,000	27,050

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32	50,000	43,017

			583,735

Miscellaneous Manufacturers — 0.4%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD 50,000	32,901

Eaton Corp.

4.50%	03/06/33	200,000	197,270

			230,171

Office/Business Equipment — 0.1%

Xerox Corp.

10.25% (1)	10/15/30	65,000	50,700

Oil & Gas — 0.2%

Sunoco LP

5.63% (1)	07/15/34	5,000	4,925

7.88% (5 yr. CMT + 4.230%) (1),(2),(8)	09/18/30	95,000	96,940

Issues	Maturity Date	Principal Amount	Value

Oil & Gas (Continued)

Transocean International Ltd.

8.75% (1)	02/15/30	$17,500	$18,270

			120,135

Oil & Gas Services — 0.1%

Kodiak Gas Services LLC

6.50% (1)	10/01/33	38,000	38,410

WBI Operating LLC

6.25% (1)	10/15/30	24,000	24,153

			62,563

Packaging & Containers — 0.5%

Amcor Flexibles North America, Inc.

4.80%	03/17/28	90,000	90,595

Ardagh Group SA

9.50% (1)	12/01/30	5,000	5,230

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (1)	12/01/30	25,000	21,032

Berry Global, Inc.

1.65%	01/15/27	5,000	4,897

4.88% (1)	07/15/26	24,000	24,007

5.50%	04/15/28	115,000	117,238

5.65%	01/15/34	20,000	20,462

Sealed Air Corp.

6.50% (1)	07/15/32	15,000	15,863

			299,324

Pharmaceuticals — 1.0%

1261229 BC Ltd.

10.00% (1)	04/15/32	55,000	56,070

Bayer U.S. Finance II LLC (Germany)

4.63% (1)	06/25/38	156,000	139,352

CVS Health Corp.

4.78%	03/25/38	10,000	9,218

5.45%	09/15/35	35,000	35,142

6.75% (5 yr. CMT+ 2.516%)(2)	12/10/54	100,000	101,003

Grifols SA (Spain)

7.50% (9)	05/01/30	EUR 105,000	125,306

Novartis Capital Corp.

4.90%	03/18/36	85,000	84,821

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30	13,000	13,204

			564,116

Pipelines — 0.5%

Energy Transfer LP

5.50%	06/01/27	3,000	3,030

Global Partners LP/GLP Finance Corp.

8.25% (1)	01/15/32	50,000	51,878

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Pipelines (Continued)

ITT Holdings LLC

6.50% (1)	08/01/29	$20,000	$19,510

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.38% (1)	02/15/32	47,000	48,594

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%)(1),(2),(8)	09/30/29	63,000	62,773

Venture Global Plaquemines LNG LLC

6.75% (1)	01/15/36	68,000	72,032

			257,817

Real Estate — 0.0%

Vonovia SE (Germany)

5.72% (9)	09/03/35	AUD 40,000	25,900

REIT — 2.0%

American Assets Trust LP

3.38%	02/01/31	30,000	27,068

American Tower Corp.

2.90%	01/15/30	65,000	61,084

4.70%	12/15/32	65,000	63,911

4.90%	03/15/30	65,000	65,564

Americold Realty Operating Partnership LP

5.60%	05/15/32	95,000	93,817

Crown Castle, Inc.

3.80%	02/15/28	160,000	157,819

Equinix Asia Financing Corp. Pte. Ltd. (REIT)

4.40%	03/15/31	65,000	63,702

Extra Space Storage LP

2.40%	10/15/31	50,000	43,802

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31	25,000	23,666

5.75%	06/01/28	25,000	25,413

Healthcare Realty Holdings LP

3.63%	01/15/28	70,000	68,599

Host Hotels & Resorts LP (REIT)

5.70%	06/15/32	20,000	20,519

Hudson Pacific Properties LP

3.25%	01/15/30	11,000	8,934

3.95%	11/01/27	5,000	4,738

4.65%	04/01/29	2,000	1,718

5.95%	02/15/28	47,000	44,645

Invitation Homes Operating Partnership LP

2.00%	08/15/31	60,000	51,465

Iron Mountain, Inc.

6.25% (1)	01/15/33	45,000	44,910

LXP Industrial Trust

2.38%	10/01/31	55,000	47,799

2.70%	09/15/30	35,000	31,946

Phillips Edison Grocery Center Operating Partnership I LP (REIT)

4.75%	03/15/33	50,000	48,782

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Realty Income Corp. (REIT)

4.88%	07/06/30	EUR 100,000	$120,006

Rexford Industrial Realty LP

2.15%	09/01/31	5,000	4,342

VICI Properties LP/VICI Note Co., Inc.

4.50% (1)	01/15/28	9,000	8,948

VICI Properties LP/VICI Notes Co., Inc.

4.13% (1)	08/15/30	12,000	11,505

			1,144,702

Retail — 0.6%

Asbury Automotive Group, Inc.

4.63% (1)	11/15/29	10,000	9,673

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32	50,000	45,148

Ferrellgas LP/Ferrellgas Finance Corp.

9.25% (1)	01/15/31	75,000	78,297

FirstCash, Inc.

6.88% (1)	03/01/32	40,000	40,905

Michaels Cos., Inc.

8.50% (1)	03/15/33	45,000	43,878

11.00% (1)	03/15/34	5,000	4,672

Papa John’s International, Inc.

3.88% (1)	09/15/29	35,000	33,417

Staples, Inc.

10.75% (1)	09/01/29	15,000	13,940

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (1)	12/15/35	50,000	48,717

			318,647

Semiconductors — 0.1%

Foundry JV Holdco LLC

5.50% (1)	01/25/31	20,000	20,449

Intel Corp.

2.00%	08/12/31	55,000	47,657

			68,106

Software — 1.0%

Atlassian Corp.

5.50%	05/15/34	30,000	29,389

Cloud Software Group, Inc.

8.25% (1)	06/30/32	68,000	64,670

Fiserv, Inc.

4.55%	02/15/31	15,000	14,696

5.25%	08/11/35	65,000	63,225

5.45%	03/15/34	35,000	34,832

Open Text Corp.

3.88% (1)	12/01/29	25,000	22,403

Open Text Corp. (Canada)

6.90% (1)	12/01/27	178,000	182,973

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Paychex, Inc.

5.35%	04/15/32	$25,000	$25,140

Salesforce, Inc.

4.65%	03/15/29	30,000	30,061

5.55%	03/15/36	55,000	54,848

UKG, Inc.

6.88% (1)	02/01/31	25,000	24,528

			546,765

Telecommunications — 1.3%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27	97,000	71,768

Altice France SA

6.50% (1)	04/15/32	16,623	15,731

9.50% (1)	11/01/29	12,397	12,555

EchoStar Corp.

10.75%	11/30/29	21,000	22,702

Global Switch Finance BV (United Kingdom)

1.38% (9)	10/07/30	EUR 100,000	106,402

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	03/20/28	210,000	211,082

T-Mobile USA, Inc.

2.55%	02/15/31	78,000	70,897

5.00%	02/15/36	75,000	73,847

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31	108,000	93,022

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31	23,000	24,108

Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27

9.25% (1)	03/09/30	48,248	47,974

			750,088

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (9)	09/02/30	AUD 80,000	48,256

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD 50,000	31,210

			79,466

Water — 0.1%

Yorkshire Water Finance PLC (United Kingdom)

2.75% (9)	04/18/41	GBP 100,000	81,799

Total Corporate Bonds

(Cost: $13,234,128)			13,043,440

MUNICIPAL BONDS — 0.0%

California Health Facilities Financing Authority, Revenue Bonds

3.00%	08/15/51	20,000	14,355

Total Municipal Bonds

(Cost: $15,362)			14,355

Issues	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT BONDS — 1.8%

Abu Dhabi Government International Bonds

5.50% (1)	04/30/54	$90,000	$86,081

Kuwait International Government Bonds

4.65% (1)	10/09/35	100,000	95,910

New South Wales Treasury Corp.

5.25% (9)	02/24/38	AUD 250,000	163,782

Qatar Government International Bonds

5.10% (1)	04/23/48	75,000	69,066

Queensland Treasury Corp.

5.25% (9)	08/13/38	AUD 85,000	55,309

Treasury Corp. of Victoria

2.00%	11/20/37	AUD 85,000	39,452

U.K. Gilts

4.38% (9)	03/07/28	GBP 370,000	488,075

Total Foreign Government Bonds

(Cost: $1,011,274)			997,675

U.S. TREASURY SECURITIES — 6.8%

U.S. Treasury Notes

3.38%	02/29/28	64,000	63,505

3.88%	03/31/28	3,590,000	3,595,680

3.88%	03/31/31	190,000	189,406

Total U.S. Treasury Securities

(Cost: $3,840,734)			3,848,591

Total Fixed Income Securities

(Cost: $58,599,109)			54,509,626

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Commercial Services — 0.0%

Worldline SA (France)

0.00% (4),(9)	07/30/26	EUR 11,104	12,987

Total Convertible Corporate Bonds

(Cost: $11,925)			12,987

Issues		Shares	Value

COMMON STOCK — 0.2%

Health Care-Services — 0.0%

ModivCare, Inc. (12)		2,093	13,604

Packaging & Containers — 0.1%

Ardagh Holdings SA (12)		3,375	24,891

REIT — 0.1%

AGNC Investment Corp.		4,500	45,135

			45,135

Total Common Stock

(Cost: $133,944)			83,630

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

March 31, 2026

Issues	Shares	Value

INVESTMENT COMPANIES — 1.7%

TCW Private Asset Income Fund — I Class (13)	97,716	$974,233

Total Investment Companies

(Cost: $977,234)		974,233

MONEY MARKET INVESTMENTS — 15.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (14)	350,853	350,853

Issues	Shares	Value

MONEY MARKET INVESTMENTS (Continued)

TCW Central Cash Fund, 3.69% (13),(14)	8,496,289	$8,496,289

Total Money Market Investments

(Cost: $8,847,142)		8,847,142

Total Investments (114.2%)
(Cost: $68,569,354)		64,427,618

Liabilities In Excess Of Other Assets (-14.2%)		(8,033,538)

Net Assets (100.0%)		$ 56,394,080

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
37	5-Year U.S. Treasury Note Futures	06/30/26	$4,055,817	$4,002,648	$(53,169)

Short Futures
5	10-Year Australian Bond Futures	06/15/26	$(369,430)	$(369,003)	$427
33	10-Year U.S. Treasury Note Futures	06/18/26	(3,809,882)	(3,746,016)	63,866
8	2-Year U.S. Treasury Note Futures	06/30/26	(1,671,612)	(1,659,563)	12,049
5	3-Year Australian Bond Futures	06/15/26	(355,732)	(354,966)	766
2	Euro-Bund Futures	06/08/26	(296,516)	(288,949)	7,567
1	Long Gilt Futures	06/26/26	(121,701)	(115,769)	5,932
17	U.S. Ultra Long Bond Futures	06/18/26	(2,036,327)	(1,981,563)	54,764

			$(8,661,200)	$(8,515,829)	$145,371

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (15)
JP Morgan Chase Bank	AUD	658,897	04/01/26	$453,528	$451,279	$(2,249)
Goldman Sachs & Co.	AUD	10,071	04/01/26	6,984	6,897	(87)
Goldman Sachs & Co.	EUR	541,228	04/01/26	625,280	623,603	(1,677)
Citibank N.A.	EUR	12,108	04/01/26	14,299	13,951	(348)
Citibank N.A.	GBP	624,020	04/01/26	830,882	822,894	(7,988)
Goldman Sachs & Co.	GBP	26,258	04/01/26	36,188	34,626	(1,562)

				$1,967,161	$1,953,250	$(13,911)

SELL (16)
JP Morgan Chase Bank	AUD	608,355	04/01/26	$408,282	$416,662	$(8,380)
Citibank N.A.	AUD	30,183	04/01/26	20,325	20,672	(347)
Bank of America	AUD	30,430	04/01/26	20,339	20,841	(502)
JP Morgan Chase Bank	AUD	648,836	06/26/26	445,910	443,824	2,086
Bank of America	EUR	553,336	04/01/26	651,382	637,554	13,828
Goldman Sachs & Co.	EUR	433,783	06/26/26	501,750	501,728	22
JP Morgan Chase Bank	GBP	565,178	04/01/26	760,148	745,300	14,848
Citibank N.A.	GBP	85,100	04/01/26	114,318	112,222	2,096
Citibank N.A.	GBP	624,020	06/26/26	830,607	822,645	7,962

				$3,753,061	$3,721,448	$31,613

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Schedule of Investments (Continued)

Centrally Cleared - Interest Rate Swap Agreements

Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 2,953,000	03/20/28	Annual	12 -Month SONIA	Annual	3.93%	$(3,614)	$16,008	$(19,622)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CDO	Collateralized Debt Obligation.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
USD	United States Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $19,892,068 or 35.3% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2026.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	Perpetual maturity.
(9)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At March 31, 2026, the value of these securities amounted to $1,388,381 or 2.5% of net assets.
(10)	Restricted security (Note 11).
(11)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest by the issuer. Income is not being accrued.
(12)	Non-income producing security.
(13)	Affiliated issuer.
(14)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(15)	Fund buys foreign currency, sells USD.
(16)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

March 31, 2026

The summary of the TCW MetWest Strategic Income Fund transactions in the affiliated funds for the year ended March 31, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2026	Value at March 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$6,740,188	$71,195,101	$69,439,000	8,496,289	$8,496,289	$190,641	$—	$—	$—
TCW Private Asset Income Fund — I Class	168,429	808,805	—	97,716	974,233	68,384			(3,001)

Total					$9,470,522	$259,025	$—	$—	$(3,001)

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Fair Valuation Summary	March 31, 2026

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Non-Agency	$—	$13,532,910	$—	$13,532,910
Corporate Bonds	—	13,043,440	—	13,043,440
Residential Mortgage-Backed Securities — Agency	—	10,739,131	—	10,739,131
Commercial Mortgage-Backed Securities — Non-Agency	—	7,011,276	—	7,011,276
Asset-Backed Securities	—	4,874,837	49,693	4,924,530
U.S. Treasury Securities	—	3,848,591	—	3,848,591
Foreign Government Bonds	—	997,675	—	997,675
Commercial Mortgage-Backed Securities — Agency	—	397,718	—	397,718
Municipal Bonds	—	14,355	—	14,355

Total Fixed Income Securities	—	54,459,933	49,693	54,509,626

Convertible Securities
Convertible Corporate Bonds	—	12,987	—	12,987
Equity Securities
Money Market Investments	8,847,142	—	—	8,847,142
Investment Companies	—	974,233	—	974,233
Common Stock	—	83,630	—	83,630

Total Equity Securities	8,847,142	1,057,863	—	9,905,005

Total Investments	$8,847,142	$55,530,783	$49,693	$64,427,618

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	40,842	—	40,842
Futures Contracts
Interest Rate Risk	145,371	—	—	145,371

Total	$8,992,513	$55,571,625	$49,693	$64,613,831

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(53,169)	$—	$—	$(53,169)
Forward Currency Contracts
Foreign Currency Risk	—	(23,140)	—	(23,140)
Swap Agreements
Interest Rate Risk	—	(19,622)	—	(19,622)

Total	$(53,169)	$(42,762)	$—	$(95,931)

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments	March 31, 2026

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 110.5% of Net Assets

ASSET-BACKED SECURITIES — 17.3%

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (1)	08/15/46	$175,000	$173,229

Allegro CLO X Ltd. Series 2019-1A, Class BRR

5.27% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/20/32	50,000	50,031

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53	100,000	104,111

ALLO Issuer LLC Series 2024-1A, Class B

7.15% (1)	07/20/54	100,000	102,127

ALLO Issuer LLC Series 2024-1A, Class C

11.19% (1)	07/20/54	120,000	126,306

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D

4.08% (1)	02/20/28	30,000	29,671

Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class D

7.32% (1)	02/20/28	100,000	100,820

Bain Capital Credit CLO Ltd. Series 2021-3A, Class BR

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	07/24/34	125,000	124,750

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D

6.41% (30 day USD SOFR Average + 2.750%) (1),(2)	06/25/47	29,679	30,087

Brazos Education Loan Authority, Inc. Series 2021-2, Class A1A

2.06%	01/25/72	67,482	58,681

CARS-DB4 LP Series 2020-1A, Class A5

3.48% (1)	02/15/50	97,604	96,271

CARS-DB4 LP Series 2020-1A, Class B3

4.95% (1)	02/15/50	100,000	94,374

CARS-DB5 LP Series 2021-1A, Class A1

1.44% (1)	08/15/51	92,054	90,887

CIFC Funding Ltd. Series 2021-7A, Class CR

5.42% (3 mo. USD Term SOFR + 1.750%) (1),(2)	01/23/35	100,000	99,865

CIFC Funding Ltd. Series 2022-1A, Class A

4.99% (3 mo. USD Term SOFR + 1.320%) (1),(2)	04/17/35	50,000	50,026

CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class B

5.45% (1)	04/20/48	42,123	41,663

Diamond Infrastructure Funding LLC Series 2021-1A, Class B

2.36% (1)	04/15/49	100,000	98,078

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

4.80% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	13,727	13,740

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Dryden 68 CLO Ltd. Series 2019-68A, Class CRR

5.47% (3 mo. USD Term SOFR + 1.800%) (1),(2)	07/15/35	$125,000	$124,351

Dryden 72 CLO Ltd. Series 2019-72A, Class BRR

5.30% (3 mo. USD Term SOFR + 1.650%) (1),(2)	05/15/32	115,000	115,075

Dryden 75 CLO Ltd. Series 2019-75A, Class CR2

5.73% (3 mo. USD Term SOFR + 2.062%) (1),(2)	04/15/34	125,000	124,382

Dryden 80 CLO Ltd. Series 2019-80A, Class CRR

5.52% (3 mo. USD Term SOFR + 1.850%) (1),(2)	01/17/33	100,000	99,675

Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2

4.25% (1)	03/25/52	46,708	45,476

GoodLeap Sustainable Home Solutions Trust Series 2022-1GS, Class A

2.70% (1)	01/20/49	61,919	53,352

HPS Loan Management Ltd. Series 2021-16A, Class BR

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	01/23/35	150,000	150,075

JG Wentworth XLII LLC Series 2018-2A, Class B

4.70% (1)	10/15/77	172,611	156,761

JG Wentworth XXXIX LLC Series 2017-2A, Class B

5.09% (1)	09/17/74	195,976	177,178

Lightpath Fiber Issuer LLC Series 2026-1A, Class A2

5.60% (1)	03/25/56	35,000	34,988

LMRK Issuer Co. 2 LLC Series 2025-1A, Class A

5.52% (1)	09/15/55	45,000	44,991

Loanpal Solar Loan Ltd. Series 2021-1GS, Class A

2.29% (1)	01/20/48	117,446	97,475

Madison Park Funding LVII Ltd. Series 2022-57A, Class BR

5.37% (3 mo. USD Term SOFR + 1.700%) (1),(2)	07/27/34	125,000	125,005

Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/20/38	150,000	149,549

Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BR

5.42% (3 mo. USD Term SOFR + 1.750%) (1),(2)	10/22/34	105,000	105,082

Madison Park Funding XXXVI Ltd. Series 2019-36A, Class B1R

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	04/15/35	100,000	99,518

Mosaic Solar Loan Trust Series 2020-2A, Class A

1.44% (1)	08/20/46	34,336	29,059

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Navient Private Education Loan Trust Series 2018-BA, Class A2B

4.51% (1 mo. USD Term SOFR + 0.834%) (1),(2)	12/15/59		$442	$442

Navient Private Education Loan Trust Series 2020-A, Class A2B

4.69% (1 mo. USD Term SOFR + 1.014%) (1),(2)	11/15/68		29,663	29,613

Navient Student Loan Trust Series 2017-1A, Class A3

4.93% (30 day USD SOFR Average + 1.264%) (1),(2)	07/26/66		82,454	83,212

Ramsgate DC Holdings U.K. 1 Sarl Series 1A, Class A

5.48% (1)	02/28/56	GBP	100,000	129,116

Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	01/20/36		70,000	69,986

Sixth Street CLO VIII Ltd. Series 2017-8A, Class CR2

6.62% (3 mo. USD Term SOFR + 2.950%) (1),(2)	10/20/34		100,000	97,469

SLM Student Loan Trust Series 2012-2, Class A

4.48% (30 day USD SOFR Average + 0.814%) (2)	01/25/29		26,034	25,447

SoFi Professional Loan Program LLC Series 2021-B, Class AFX

1.14% (1)	02/15/47		25,367	22,777

Stonepeak ABS Series 2021-1A, Class A

2.68% (1)	02/28/33		69,114	67,594

Switch ABS Issuer LLC Series 2024-1A, Class A2

6.28% (1)	03/25/54		75,000	75,734

Switch ABS Issuer LLC Series 2024-1A, Class B

6.50% (1)	03/25/54		100,000	100,118

Symphony CLO XIX Ltd. Series 2018-19A, Class B

5.28% (3 mo. USD Term SOFR + 1.612%) (1),(2)	04/16/31		50,000	50,044

Voya CLO Ltd. Series 2014-4A, Class A2RA

5.53% (3 mo. USD Term SOFR + 1.862%) (1),(2)	07/14/31		50,000	50,056

Voya CLO Ltd. Series 2015-3A, Class BR4

5.47% (3 mo. USD Term SOFR + 1.800%) (1),(2)	10/20/31		125,000	125,110

Total Asset-Backed Securities

(Cost: $4,149,131)				4,143,427

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 44.8%

Federal Home Loan Mortgage Corp., Pool #RA4201

2.00%	12/01/50		77,729	63,279

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD8160

2.00%	08/01/51	$44,418	$36,046

Federal Home Loan Mortgage Corp., Pool #RA6071

2.00%	10/01/51	118,062	96,228

Federal Home Loan Mortgage Corp., Pool #QD1841

2.00%	11/01/51	112,426	91,063

Federal Home Loan Mortgage Corp., Pool #SD7549

2.00%	01/01/52	115,307	94,754

Federal Home Loan Mortgage Corp., Pool #RA5855

2.50%	09/01/51	157,534	133,711

Federal Home Loan Mortgage Corp., Pool #QC8921

2.50%	10/01/51	107,720	92,174

Federal Home Loan Mortgage Corp., Pool #RA6528

2.50%	02/01/52	19,029	16,120

Federal Home Loan Mortgage Corp., Pool #RA7091

2.50%	03/01/52	78,919	66,802

Federal Home Loan Mortgage Corp., Pool #SD8205

2.50%	04/01/52	54,247	45,959

Federal Home Loan Mortgage Corp., Pool #QA7550

3.00%	03/01/50	51,893	46,431

Federal Home Loan Mortgage Corp., Pool #QA8518

3.00%	04/01/50	61,635	55,264

Federal Home Loan Mortgage Corp., Pool #RA5552

3.00%	07/01/51	184,466	164,226

Federal Home Loan Mortgage Corp., Pool #SD8220

3.00%	06/01/52	266,996	235,486

Federal Home Loan Mortgage Corp., Pool #SD8225

3.00%	07/01/52	320,694	282,848

Federal Home Loan Mortgage Corp., Pool #SD5845

3.50%	11/01/52	88,056	80,877

Federal Home Loan Mortgage Corp., Pool #RA7543

4.00%	06/01/52	97,354	92,268

Federal Home Loan Mortgage Corp., Pool #SD8222

4.00%	06/01/52	76,624	72,615

Federal Home Loan Mortgage Corp., Pool #SD8342

5.50%	07/01/53	105,716	106,613

Federal Home Loan Mortgage Corp., Pool #SD8493

5.50%	12/01/54	103,353	104,018

Federal Home Loan Mortgage Corp. REMICS Series 3067, Class FA (PAC)

4.14% (30 day USD SOFR Average + 0.464%) (2)	11/15/35	36,475	36,378

Federal Home Loan Mortgage Corp. REMICS Series 4139, Class DA

1.25%	12/15/27	5,005	4,900

Federal Home Loan Mortgage Corp. REMICS Series 5107, Class LI (I/O)

3.50%	05/15/51	36,017	6,770

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5473, Class BF

4.96% (30 day USD SOFR Average + 1.300%) (2)	11/25/54	$150,092	$151,303

Federal Home Loan Mortgage Corp. REMICS Series 5529, Class DI (I/O)

4.00%	11/25/51	113,270	22,643

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O)

2.00%	03/15/52	175,070	22,595

Federal National Mortgage Association, Pool #BQ1226

2.00%	09/01/50	107,934	87,970

Federal National Mortgage Association, Pool #FM5254

2.00%	12/01/50	128,124	104,291

Federal National Mortgage Association, Pool #FM6400

2.00%	03/01/51	79,937	65,582

Federal National Mortgage Association, Pool #MA4398

2.00%	08/01/51	139,298	113,255

Federal National Mortgage Association, Pool #FS1334

2.00%	11/01/51	131,077	106,511

Federal National Mortgage Association, Pool #FS1598

2.00%	04/01/52	87,506	70,887

Federal National Mortgage Association, Pool #CB2074

2.50%	11/01/51	132,853	113,095

Federal National Mortgage Association, Pool #AL9266

3.00%	10/01/46	97,752	88,667

Federal National Mortgage Association, Pool #BV8515

3.00%	05/01/52	70,331	62,031

Federal National Mortgage Association, Pool #MA4600

3.50%	05/01/52	94,156	86,648

Federal National Mortgage Association, Pool #MA4654

3.50%	07/01/52	388,155	356,512

Federal National Mortgage Association, Pool #MA4782

3.50%	10/01/52	384,608	353,254

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	56,733	53,765

Federal National Mortgage Association, Pool #BW0000

4.00%	07/01/52	77,234	73,187

Federal National Mortgage Association, Pool #MA4700

4.00%	08/01/52	117,790	111,610

Federal National Mortgage Association, Pool #CB4818

4.00%	10/01/52	46,681	44,166

Federal National Mortgage Association, Pool #MA4783

4.00%	10/01/52	109,271	103,520

Federal National Mortgage Association, Pool #CB4211

4.50%	07/01/52	100,504	97,447

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	75,566	73,245

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA5009

5.00%	05/01/53	$79,916	$79,095

Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O)

2.00%	03/25/51	136,568	18,339

Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O)

2.00%	11/25/50	95,900	12,889

Federal National Mortgage Association Interest STRIPS Series 427, Class C21 (I/O)

2.00%	03/25/50	289,222	38,555

Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O)

2.00%	10/25/52	209,269	26,795

Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O)

2.00%	10/25/52	169,751	23,045

Federal National Mortgage Association REMICS Series 2019-25, Class PA (PAC)

3.00%	05/25/48	139,802	131,315

Federal National Mortgage Association REMICS Series 2024-69, Class FA

4.91% (30 day USD SOFR Average + 1.250%) (2)	10/25/54	68,738	69,225

Federal National Mortgage Association REMICS Series 2024-84, Class FD

4.81% (30 day USD SOFR Average + 1.150%) (2)	11/25/54	175,371	176,645

Federal National Mortgage Association REMICS Series 2025-13, Class FA

4.96% (30 day USD SOFR Average + 1.300%) (2)	03/25/55	70,176	70,662

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	280,257	265,601

Government National Mortgage Association, Pool #MA8488

4.00%	12/20/52	260,851	246,999

Government National Mortgage Association, Pool #MA8427

4.50%	11/20/52	103,976	101,316

Government National Mortgage Association, Pool #MA8647

5.00%	02/20/53	97,700	97,444

Government National Mortgage Association, Pool #MA8948

5.50%	06/20/53	209,409	212,699

Government National Mortgage Association, Pool #MA9171

5.50%	09/20/53	136,951	138,936

Government National Mortgage Association, Pool #MA9488

5.50%	02/20/54	192,263	194,954

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2023-113, Class FD

5.02% (30 day USD SOFR Average + 1.350%) (2)	08/20/53	$39,324	$39,755

Government National Mortgage Association REMICS Series 2023-134, Class F

4.67% (30 day USD SOFR Average + 1.000%) (2)	08/20/53	57,665	57,982

Government National Mortgage Association REMICS Series 2024-143, Class FB

4.82% (30 day USD SOFR Average + 1.150%) (2)	09/20/54	32,040	32,297

Government National Mortgage Association REMICS Series 2024-144, Class FD

4.82% (30 day USD SOFR Average + 1.150%) (2)	09/20/54	88,437	89,139

Government National Mortgage Association REMICS Series 2024-148, Class AF

4.85% (30 day USD SOFR Average + 1.180%) (2)	09/20/54	88,427	89,220

Government National Mortgage Association REMICS Series 2024-30, Class DF

4.97% (30 day USD SOFR Average + 1.300%) (2)	02/20/54	108,788	109,671

Government National Mortgage Association REMICS Series 2024-84, Class LF

4.72% (30 day USD SOFR Average + 1.050%) (2)	05/20/54	79,260	79,726

Government National Mortgage Association REMICS Series 2024-95, Class FW

4.77% (30 day USD SOFR Average + 1.100%) (2)	06/20/54	79,632	80,127

Government National Mortgage Association REMICS Series 2024-96, Class FL

4.82% (30 day USD SOFR Average + 1.150%) (2)	06/20/54	115,498	116,458

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2024-97, Class FW

4.82% (30 day USD SOFR Average + 1.150%) (2)	06/20/54	$60,148	$60,651

Government National Mortgage Association, TBA

2.50% (3)	04/21/56	550,000	473,063

3.50% (3)	07/01/55	900,000	821,355

4.00% (3)	06/01/55	550,000	514,876

4.50% (3)	01/01/56	375,000	361,988

5.00% (3)	01/01/56	575,000	569,262

5.50% (3)	12/01/55	175,000	176,064

Uniform Mortgage-Backed Security, TBA

3.50% (3)	12/01/51	75,000	68,760

4.00% (3)	05/01/55	25,000	23,563

4.00% (3)	05/01/55	100,000	94,344

4.50% (3)	01/01/56	100,000	96,467

5.00% (3)	01/01/56	400,000	394,420

5.50% (3)	12/01/55	75,000	75,355

Total Residential Mortgage-Backed Securities — Agency

(Cost: $10,917,614)			10,716,071

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 30.7%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2

3.90% (1)	08/10/35	23,000	22,048

1211 Avenue of the Americas Trust Series 2015-1211, Class B

4.09% (1),(4)	08/10/35	100,000	94,888

1301 Trust Series 2025-1301, Class F

8.10% (1),(4)	08/11/42	100,000	102,286

245 Park Avenue Trust Series 2017-245P, Class C

3.66% (1),(4)	06/05/37	100,000	97,926

245 Park Avenue Trust Series 2017-245P, Class E

3.66% (1),(4)	06/05/37	100,000	96,646

280 Park Avenue Mortgage Trust Series 2017-280P, Class A

4.85% (1 mo. USD Term SOFR + 1.180%) (1),(2)	09/15/34	58,000	57,725

280 Park Avenue Mortgage Trust Series 2017-280P, Class D

5.51% (1 mo. USD Term SOFR + 1.836%) (1),(2)	09/15/34	200,000	197,107

Aventura Mall Trust Series 2018-AVM, Class C

4.11% (1),(4)	07/05/40	90,000	87,602

BAMLL Commercial Mortgage Securities Trust Series 2015-ASTR, Class C

4.25% (1)	07/14/37	100,000	94,927

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.09% (1),(4)	08/10/38	100,000	97,856

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BGME Trust Series 2021-VR, Class C

2.99% (1),(4)	01/10/43		$100,000	$76,852

BX Commercial Mortgage Trust Series 2022-AHP, Class D

6.11% (1 mo. USD Term SOFR + 2.440%) (1),(2)	01/17/39		98,392	98,461

BX Commercial Mortgage Trust Series 2024-VLT5, Class C

5.78% (1),(4)	11/13/46		100,000	100,637

BX Trust Series 2022-CLS, Class B

6.30% (1)	10/13/27		100,000	100,095

BX Trust Series 2023-LIFE, Class B

5.39% (1)	02/15/28		100,000	97,657

BX Trust Series 2024-BIO, Class B

5.61% (1 mo. USD Term SOFR + 1.941%) (1),(2)	02/15/41		110,000	109,714

BX Trust Series 2025-VLT6, Class C

5.86% (1 mo. USD Term SOFR + 2.192%) (1),(2)	03/15/42		100,000	99,211

BXP Trust Series 2017-GM, Class C

3.42% (1),(4)	06/13/39		100,000	97,647

Caister Finance DAC Series 1A, Class D

7.64% (1 day GBP SONIA + 3.900%) (1),(2)	08/17/35	GBP	100,000	131,997

Century Plaza Towers Series 2019-CPT, Class A

2.87% (1)	11/13/39		100,000	92,463

CHI Commercial Mortgage Trust Series 2025-110W, Class C

5.84% (1),(4)	12/13/40		220,000	217,288

CHI Commercial Mortgage Trust Series 2025-SFT, Class D

6.84% (1),(4)	04/15/42		100,000	102,215

CONE Trust Series 2024-DFW1, Class A

5.31% (1 mo. USD Term SOFR + 1.642%) (1),(2)	08/15/41		59,000	58,660

CONE Trust Series 2024-DFW1, Class B

5.96% (1 mo. USD Term SOFR + 2.291%) (1),(2)	08/15/41		50,000	49,718

CSMC Trust Series 2019-UVIL, Class E

3.28% (1),(4)	12/15/41		100,000	88,844

DBC Mortgage Trust Series 2025-DBC, Class C

5.72% (1 mo. USD Term SOFR + 2.050%) (1),(2)	11/15/42		200,000	199,677

DBGS Mortgage Trust Series 2021-W52, Class C

6.24% (1 mo. USD Term SOFR + 2.564%) (1),(2)	10/15/39		100,000	99,767

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41		100,000	89,838

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Durst Commercial Mortgage Trust Series 2025-151, Class C

5.44% (1),(4)	08/10/42	$200,000	$201,740

Grace Trust Series 2020-GRCE, Class A

2.35% (1)	12/10/40	100,000	89,436

Hudson Yards Mortgage Trust Series 2019-30HY, Class D

3.44% (1),(4)	07/10/39	100,000	92,315

Hudson Yards Mortgage Trust Series 2019-55HY, Class F

2.94% (1),(4)	12/10/41	100,000	86,123

Hudson Yards Mortgage Trust Series 2025-SPRL, Class F

7.40% (1),(4)	01/13/40	100,000	100,230

JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D

6.82% (1 mo. USD Term SOFR + 3.150%) (1),(2)	01/15/42	109,000	108,735

KREST Commercial Mortgage Securities Trust Series 2021-CHIP, Class C

2.93% (1),(4)	11/05/44	125,000	87,916

LEX Trust Series 2026-450, Class C

5.52% (1 mo. USD Term SOFR + 1.850%) (1),(2)	03/15/43	240,000	238,603

Life Mortgage Trust Series 2021-BMR, Class C

4.89% (1 mo. USD Term SOFR + 1.214%) (1),(2)	03/15/38	10,680	10,585

Manhattan West Mortgage Trust Series 2020-1MW, Class D

2.34% (1),(4)	09/10/39	50,000	47,693

MFT Mortgage Trust Series 2020-B6, Class B

3.28% (1),(4)	08/10/40	150,000	112,822

MKT Mortgage Trust Series 2020-525M, Class D

2.94% (1),(4)	02/12/40	100,000	81,775

Morgan Stanley Capital I Trust Series 2021-PLZA, Class A

2.57% (1)	11/09/43	110,000	93,730

Morgan Stanley Capital I Trust Series 2021-PLZA, Class B

2.81% (1),(4)	11/09/43	150,000	129,359

NY Commercial Mortgage Trust Series 2025-299P, Class C

6.17% (1),(4)	02/10/47	44,000	44,932

NYC Commercial Mortgage Trust Series 2021-909, Class A

2.94% (1)	04/10/43	100,000	86,788

NYC Commercial Mortgage Trust Series 2021-909, Class C

3.21% (1),(4)	04/10/43	100,000	81,519

NYC Commercial Mortgage Trust Series 2025-1155, Class A

5.83% (1)	06/10/42	131,000	132,707

NYC Commercial Mortgage Trust Series 2025-1155, Class C

6.81% (1)	06/10/42	100,000	101,926

NYC Commercial Mortgage Trust Series 2026-1PARK, Class C

5.53% (1 mo. USD Term SOFR + 1.850%) (1),(2)	02/15/43	250,000	249,445

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

NYCT Trust Series 2024-3ELV, Class C

6.51% (1 mo. USD Term SOFR + 2.840%) (1),(2)	08/15/29	$100,000	$100,297

NYCT Trust Series 2024-3ELV, Class D

7.51% (1 mo. USD Term SOFR + 3.838%) (1),(2)	08/15/29	100,000	100,242

NYO Commercial Mortgage Trust Series 2021-1290, Class B

5.33% (1 mo. USD Term SOFR + 1.659%) (1),(2)	12/15/38	110,000	109,591

NYO Commercial Mortgage Trust Series 2021-1290, Class C

5.78% (1 mo. USD Term SOFR + 2.109%) (1),(2)	11/15/38	140,000	138,487

NYO Commercial Mortgage Trust Series 2021-1290, Class D

6.33% (1 mo. USD Term SOFR + 2.659%) (1),(2)	11/15/38	150,000	148,824

One New York Plaza Trust Series 2020-1NYP, Class A

4.74% (1 mo. USD Term SOFR + 1.064%) (1),(2)	01/15/36	103,830	100,293

One New York Plaza Trust Series 2020-1NYP, Class AJ

5.04% (1 mo. USD Term SOFR + 1.364%) (1),(2)	01/15/36	150,000	141,966

Progress Residential Trust Series 2021-SFR3, Class E1

2.54% (1)	05/17/26	40,000	39,841

RIDE Series 2025-SHRE, Class D

6.30% (1),(4)	02/14/47	100,000	102,136

SFO Commercial Mortgage Trust Series 2021-555, Class B

5.29% (1 mo. USD Term SOFR + 1.614%) (1),(2)	05/15/38	100,000	99,853

Shops at Crystals Trust Series 2016-CSTL, Class C

3.73% (1),(4)	07/05/36	50,000	49,869

SLG Office Trust Series 2021-OVA, Class C

2.85% (1)	07/15/41	140,000	123,871

SWCH Commercial Mortgage Trust Series 2025-DATA, Class B

5.51% (1 mo. USD Term SOFR + 1.842%) (1),(2)	02/15/42	100,000	98,783

SWCH Commercial Mortgage Trust Series 2025-DATA, Class C

5.76% (1 mo. USD Term SOFR + 2.092%) (1),(2)	02/15/42	25,000	24,662

SWCH Commercial Mortgage Trust Series 2025-DATA, Class E

7.01% (1 mo. USD Term SOFR + 3.340%) (1),(2)	02/15/42	160,000	157,640

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

TEXAS Commercial Mortgage Trust Series 2025-TWR, Class B

5.27% (1 mo. USD Term SOFR + 1.593%) (1),(2)	04/15/42		$100,000	$99,530

TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D

6.76% (1 mo. USD Term SOFR + 3.091%) (1),(2)	04/15/42		100,000	100,155

U.K. Logistics DAC Series 2025-1X, Class C

6.25% (1 day GBP SONIA + 2.500%) (2),(5)	05/17/35	GBP	71,788	94,608

Vita Scientia DAC Series 2022-1X, Class C

4.06% (3 mo. EUR EURIBOR + 2.050%) (2),(5)	02/27/33	EUR	100,000	$115,246

VTR Commercial Mortgage Trust Series 2025-STEM, Class C

5.47% (1),(4)	10/13/39		100,000	98,811

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class C

6.32% (1),(4)	06/10/37		50,000	50,860

Wells Fargo Commercial Mortgage Trust Series 2025-609M, Class C

6.01% (1 mo. USD Term SOFR + 2.341%) (1),(2)	08/15/42		100,000	99,529

Wells Fargo Commercial Mortgage Trust Series 2026-1250B, Class D

6.59% (1),(4)	03/10/41		100,000	99,212

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $7,316,806)				7,332,437

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.2%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML12, Class X

1.23% (1),(4)	07/25/41		1,044,050	89,538

Government National Mortgage Association Series 2020-184 (I/O)

0.91% (4)	11/16/60		790,147	52,887

Government National Mortgage Association Series 2021-17 (I/O)

1.05% (4)	01/16/61		666,681	51,731

Government National Mortgage Association Series 2021-36 (I/O)

1.28% (4)	03/16/63		562,242	45,385

Government National Mortgage Association Series 2023-127 (I/O)

0.40% (4)	07/16/57		2,334,327	39,715

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $284,955)				279,256

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 12.1%

Ajax Mortgage Loan Trust Series 2021-G, Class A

5.88% (1),(4)	06/25/61		43,594	43,644

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BINOM Securitization Trust Series 2022-RPL1, Class M1

3.00% (1),(4)	02/25/61	$50,000	$40,917

Cascade MH Asset Trust Series 2019-MH1, Class A

4.00% (1),(4)	11/25/44	31,417	30,228

Cascade MH Asset Trust Series 2021-MH1, Class A1

1.75% (1)	02/25/46	47,794	43,689

Cascade MH Asset Trust Series 2022-MH1, Class A

4.25% (1)	08/25/54	78,850	77,286

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(4)	12/25/60	38,525	35,322

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(4)	06/25/57	94,419	87,859

CIM Trust Series 2021-R5, Class A1A

2.00% (1),(4)	08/25/61	71,297	64,060

CSMC Trust Series 2020-RPL4, Class A1

2.00% (1),(4)	01/25/60	45,952	41,516

CSMC Trust Series 2021-RPL3, Class M3

4.01% (1),(4)	01/25/60	90,000	70,461

CSMC Trust Series 2021-RPL4, Class A1

4.15% (1),(4)	12/27/60	55,271	55,118

CSMCM Trust Series 2021-RP11, Class CERT

3.78% (1)	10/27/61	64,335	50,433

GoodLeap Home Improvement Solutions Trust Series 2024-1A, Class A

5.35% (1)	10/20/46	70,649	71,274

GoodLeap Home Improvement Solutions Trust Series 2025-2A, Class C

8.16% (1)	06/20/49	43,022	43,642

JPMorgan Mortgage Trust Series 2025-CES2, Class M1

6.24% (1)	06/25/55	100,000	100,431

Legacy Mortgage Asset Trust Series 2021-GS2, Class A1

5.75% (1)	04/25/61	269,111	269,783

Legacy Mortgage Asset Trust Series 2021-GS3, Class A1

5.75% (1)	07/25/61	133,660	133,802

Legacy Mortgage Asset Trust Series 2021-GS4, Class A1

5.65% (1)	11/25/60	41,125	41,182

Legacy Mortgage Asset Trust Series 2021-GS5, Class A1

6.25% (1)	07/25/67	132,902	133,097

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2B

4.13% (1 mo. USD Term SOFR + 0.454%) (2)	05/25/37	11,167	8,147

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D

4.29% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/37	39,980	40,242

MFA Trust Series 2023-INV2, Class B1

7.96% (1),(4)	10/25/58	30,000	30,121

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

PRKCM Trust Series 2021-AFC1, Class A1

1.51% (1),(4)	08/25/56	$28,074	$24,201

PRPM LLC Series 2024-RPL1, Class A3

4.21% (1),(4)	12/25/64	150,000	147,330

PRPM LLC Series 2025-RPL2, Class M1

3.75% (1)	04/25/55	110,000	105,580

PRPM LLC Series 2025-RPL3, Class M2

3.25% (1)	04/25/55	180,000	166,711

Soundview Home Loan Trust Series 2007-OPT2, Class 2A4

4.04% (1 mo. USD Term SOFR + 0.364%) (2)	07/25/37	118,537	100,296

Towd Point Mortgage Trust Series 2015-1, Class B1

4.53% (1),(4)	10/25/53	45,000	43,041

Towd Point Mortgage Trust Series 2019-2, Class M1

3.75% (1),(4)	12/25/58	100,000	86,632

Towd Point Mortgage Trust Series 2019-HY2, Class M2

5.69% (1 mo. USD Term SOFR + 2.014%) (1),(2)	05/25/58	210,000	210,709

Towd Point Mortgage Trust Series 2020-MH1, Class A1

2.25% (1),(4)	02/25/60	95,787	94,434

Towd Point Mortgage Trust Series 2020-MH1, Class A1A

2.18% (1),(4)	02/25/60	46,622	45,950

Towd Point Mortgage Trust Series 2020-MH1, Class M2A

2.75% (1),(4)	02/25/60	125,000	118,432

Verus Securitization Trust Series 2024-INV2, Class B1

6.93% (1)	08/26/69	100,000	100,661

Verus Securitization Trust Series 2025-1, Class B1

7.01% (1),(4)	01/25/70	24,000	24,269

Verus Securitization Trust Series 2025-3, Class B1

7.49% (1),(4)	05/25/70	100,000	101,184

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $2,805,220)			2,881,684

U.S. TREASURY SECURITIES — 4.4%

U.S. Treasury Bonds

4.75%	02/15/56	13,000	12,677

U.S. Treasury Notes

3.38%	02/29/28	5,000	4,961

3.88%	03/31/28	330,000	330,522

3.88%	03/31/31	295,000	294,078

4.13%	02/15/36	410,000	403,626

Total U.S. Treasury Securities

(Cost: $1,048,407)			1,045,864

Total Fixed Income Securities

(Cost: $26,522,133)			26,398,739

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Schedule of Investments (Continued)

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 5.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (6)	148,740	$148,740

TCW Central Cash Fund, 3.69% (6),(7)	1,224,353	1,224,353

Total Money Market Investments

(Cost: $1,373,093)		1,373,093

Total Investments (116.2%)

(Cost: $27,895,226)		27,771,832

Liabilities In Excess Of Other Assets (-16.2%)		(3,868,403)

Net Assets (100.0%)		$23,903,429

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
7	2-Year U.S. Treasury Note Futures	06/30/26	$1,462,933	$1,452,117	$(10,816)
31	10-Year U.S. Treasury Note Futures	06/18/26	3,591,436	3,518,984	(72,452)
4	U.S. Ultra Long Bond Futures	06/18/26	479,008	466,250	(12,758)

			$5,533,377	$5,437,351	$(96,026)

Short Futures
3	5-Year U.S. Treasury Note Futures	06/30/26	$(328,308)	$(324,539)	$3,769
1	Long Gilt Futures	06/26/26	(121,926)	(115,769)	6,157

			$(450,234)	$(440,308)	$9,926

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Goldman Sachs & Co.	EUR	100,156	04/01/26	$115,389	$115,399	$10
Bank of New York	GBP	118,761	04/01/26	160,121	156,610	(3,511)
Citibank N.A.	GBP	380,279	04/01/26	508,114	501,474	(6,640)

				$783,624	$773,483	$(10,141)

SELL (9)
Bank of America	EUR	100,156	04/01/26	$117,902	$115,399	$2,503
Goldman Sachs & Co.	EUR	100,156	06/26/26	115,848	115,843	5
Citibank N.A.	GBP	100,000	04/01/26	134,965	131,871	3,094
Bank of New York	GBP	399,040	04/01/26	539,818	526,214	13,604
Citibank N.A.	GBP	277,558	06/26/26	369,447	365,905	3,542

				$1,277,980	$1,255,232	$22,748

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

March 31, 2026

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $14,004,419 or 58.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2026.
(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At March 31, 2026, the value of these securities amounted to $209,854 or 0.9% of net assets.
(6)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(7)	Affiliated issuer.
(8)	Fund buys foreign currency, sells USD.
(9)	Fund sells foreign currency, buys USD.

The summary of the TCW MetWest Sustainable Securitized Fund transactions in the affiliated funds for the year ended March 31, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2026	Value at March 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$1,172	$25,083,181	$23,860,000	1,224,353	$1,224,353	$47,940	$—	$—	$—

Total					$1,224,353	$47,940	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Fair Valuation Summary	March 31, 2026

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$10,716,071	$—	$10,716,071
Commercial Mortgage-Backed Securities — Non-Agency	—	7,332,437	—	7,332,437
Asset-Backed Securities	—	4,143,427	—	4,143,427
Residential Mortgage-Backed Securities — Non-Agency	—	2,881,684	—	2,881,684
U.S. Treasury Securities	—	1,045,864	—	1,045,864
Commercial Mortgage-Backed Securities — Agency	—	279,256	—	279,256

Total Fixed Income Securities	—	26,398,739	—	26,398,739

Equity Securities
Money Market Investments	1,373,093	—	—	1,373,093

Total Investments	$1,373,093	$26,398,739	$—	$27,771,832

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	22,758	—	22,758
Futures Contracts
Interest Rate Risk	9,926	—	—	9,926

Total	$1,383,019	$26,421,497	$—	$27,804,516

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(96,026)	$—	$—	$(96,026)
Forward Currency Contracts
Foreign Currency Risk	—	(10,151)	—	(10,151)

Total	$(96,026)	$(10,151)	$—	$(106,177)

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments	March 31, 2026

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 100.4% of Net Assets

ASSET-BACKED SECURITIES — 4.9%

522 Funding CLO Ltd. Series 2019-5A, Class AR2

4.68% (3 mo. USD Term SOFR + 1.020%) (1),(2)	04/15/35	$28,000,000	$27,973,960

AGL CLO 14 Ltd. Series 2021-14A, Class AR

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	12/02/34	17,080,000	17,073,851

AGL CLO 17 Ltd. Series 2022-17A, Class AR

4.62% (3 mo. USD Term SOFR + 0.950%) (1),(2)	01/21/35	10,375,000	10,357,477

ARES LX CLO Ltd. Series 2021-60A, Class AR2

4.63% (3 mo. USD Term SOFR + 0.960%) (1),(2)	07/18/34	25,000,000	24,946,300

ARES LXV CLO Ltd. Series 2022-65A, Class A1R

4.79% (3 mo. USD Term SOFR + 1.120%) (1),(2)	07/25/34	30,000,000	29,977,500

Bain Capital Credit CLO Ltd. Series 2020-2A, Class AR3

4.65% (3 mo. USD Term SOFR + 0.980%) (1),(2)	07/19/34	30,000,000	29,985,270

Bain Capital Credit CLO Ltd. Series 2021-4A, Class A1RR

4.67% (3 mo. USD Term SOFR + 1.000%) (1),(2)	10/20/34	35,755,000	35,700,724

Ballyrock CLO 20 Ltd. Series 2022-20A, Class A1A3

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	10/15/36	30,000,000	29,955,300

Barings CLO Ltd. Series 2021-3A, Class AR

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	01/18/35	19,500,000	19,487,539

BCRED MML CLO LLC Series 2022-1A, Class A1

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	04/20/35	48,400,000	48,419,602

Beechwood Park CLO Ltd. Series 2019-1A, Class A1RR

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/17/35	14,915,000	14,896,162

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Boyce Park CLO Ltd. Series 2022-1A, Class A1R

4.67% (3 mo. USD Term SOFR + 1.000%) (1),(2)	04/21/35	$14,275,000	$14,241,197

Carvana Auto Receivables Trust Series 2021-N1, Class R

0.00% (1),(3)	01/10/28	53,821	5,321,171

Carvana Auto Receivables Trust Series 2021-P4, Class R

0.00% (1),(3)	09/11/28	43,250	4,516,809

Carvana Auto Receivables Trust Series 2023-N1, Class R

0.00% (1),(3)	04/10/30	30,000	5,815,465

Carvana Auto Receivables Trust Series 2023-N1, Class XS

0.00% (1),(4)	04/10/30	165,187,071	1,596,533

Carvana Auto Receivables Trust Series 2023-N3, Class R

0.00% (1),(3)	09/10/30	30,900	5,569,572

Castlelake Aircraft Structured Trust Series 2025-3A, Class A

5.09% (1)	11/15/50	6,742,902	6,667,788

CIFC Funding Ltd. Series 2017-4A, Class A2R

5.48% (3 mo. USD Term SOFR + 1.812%) (1),(2)	10/24/30	3,475,000	3,476,786

CIFC Funding Ltd. Series 2021-6A, Class B

5.58% (3 mo. USD Term SOFR + 1.912%) (1),(2)	10/15/34	20,000,000	20,023,520

CIFC Funding Ltd. Series 2022-1A, Class A

4.99% (3 mo. USD Term SOFR + 1.320%) (1),(2)	04/17/35	25,000,000	25,013,100

CIFC Funding Ltd. Series 2022-2A, Class A1R

4.64% (3 mo. USD Term SOFR + 0.970%) (1),(2)	04/19/35	17,000,000	16,953,539

CIT Education Loan Trust Series 2007-1, Class B

4.25% (90 day USD SOFR Average + 0.562%) (1),(2)	06/25/42	4,591,452	4,269,791

Clover CLO LLC Series 2021-3A, Class AR

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/25/35	24,850,000	24,787,875

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

4.80% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	4,742,107	4,746,707

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Dryden 43 Senior Loan Fund Series 2016-43A, Class AR3

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	04/20/34	$17,600,000	$17,598,944

Dryden 65 CLO Ltd. Series 2018-65A, Class B

5.53% (3 mo. USD Term SOFR + 1.862%) (1),(2)	07/18/30	3,500,000	3,504,165

Dryden 68 CLO Ltd. Series 2019-68A, Class ARR

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	07/15/35	15,850,000	15,850,079

Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	07/17/34	22,000,000	22,011,000

Dryden 98 CLO Ltd. Series 2022-98A, Class AR

4.70% (3 mo. USD Term SOFR + 1.020%) (1),(2)	04/20/35	29,330,000	29,329,531

Goal Capital Funding Trust Series 2006-1, Class B

5.30% (3 mo. USD LIBOR + 0.450%) (2)	08/25/42	778,475	757,919

Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class A1R2

4.78% (3 mo. USD Term SOFR + 1.110%) (1),(2)	04/20/35	14,850,000	14,836,694

HPS Loan Management Ltd. Series 10A-16, Class A1R3

4.79% (3 mo. USD Term SOFR + 1.120%) (1),(2)	04/20/34	13,500,000	13,498,812

HPS Loan Management Ltd. Series 2021-16A, Class BR

5.32% (3 mo. USD Term SOFR + 1.650%) (1),(2)	01/23/35	17,750,000	17,758,875

Invesco CLO Ltd. Series 2022-2A, Class A1R

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	07/20/35	23,000,000	22,997,838

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	384,896	367,637

JGWPT XXXII LLC Series 2014-2A, Class A

3.61% (1)	01/17/73	24,594,530	22,394,459

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

LCM 41 Ltd. Series 41A, Class A1R

4.87% (3 mo. USD Term SOFR + 1.200%) (1),(2)	04/15/36		$15,000,000	$14,985,270

LCM Loan Income Fund I Ltd. Series 1A, Class B

5.38% (3 mo. USD Term SOFR + 1.712%) (1),(2)	04/20/31		7,042,298	7,045,988

Lehman XS Trust Series 2006-13, Class 1A2

4.13% (1 mo. USD Term SOFR + 0.454%) (2)	09/25/36		30,517	—

Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	10/19/34		40,000,000	39,986,680

Madison Park Funding XLVI Ltd. Series 2020-46A, Class B1R

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	10/15/34		33,270,000	33,143,408

Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R

5.17% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/20/38		32,300,000	32,202,842

Madison Park Funding XXXVI Ltd. Series 2019-36A, Class B1R

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	04/15/35		13,350,000	13,285,613

Magnetite XXIII Ltd. Series 2019-23A, Class AR2

4.64% (3 mo. USD Term SOFR + 0.990%) (1),(2)	01/25/35		25,000,000	24,955,150

Marino Park CLO DAC Series 1A, Class BRR

3.67% (3 mo. EUR EURIBOR + 1.700%) (1),(2)	04/16/39	EUR	13,135,000	15,070,127

NCFA LLC

2.75% (5)	06/12/28		11,660,366	11,660,366

Neuberger Berman Loan Advisers CLO 43Ltd. Series 2021-43A, Class AR

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	07/17/36		35,000,000	34,998,075

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A, Class AR2

4.70% (3 mo. USD Term SOFR + 1.040%) (1),(2)	07/23/36		$20,000,000	$19,962,940

Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A, Class BR2

5.01% (3 mo. USD Term SOFR + 1.350%) (1),(2)	07/23/36		2,500,000	2,477,055

Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A, Class AR2

4.67% (3 mo. USD Term SOFR + 1.000%) (1),(2)	10/23/36		10,050,000	10,052,161

Octagon 64 Ltd. Series 2022-1A, Class B1R

5.37% (3 mo. USD Term SOFR + 1.700%) (1),(2)	07/21/37		18,250,000	18,234,268

Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/15/33		30,000,000	29,959,350

Octagon Investment Partners 49 Ltd. Series 2020-5A, Class BRR

5.22% (3 mo. USD Term SOFR + 1.550%) (1),(2)	04/15/37		13,150,000	13,037,199

Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR

4.66% (3 mo. USD Term SOFR + 0.990%) (1),(2)	07/20/34		30,700,000	30,633,074

Palmer Square CLO Ltd. Series 2018-1A, Class A1R

5.19% (3 mo. USD Term SOFR + 1.520%) (1),(2)	04/18/37		22,000,000	22,001,430

Palmer Square Loan Funding Ltd. Series 2024-3A, Class A2R

4.81% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/08/32		7,000,000	6,995,569

Providus CLO V DAC Series 5A, Class BR

3.78% (3 mo. EUR EURIBOR + 1.800%) (1),(2)	11/15/39	EUR	8,500,000	9,761,399

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Rad CLO 18 Ltd. Series 2023-18A, Class A1R

5.07% (3 mo. USD Term SOFR + 1.400%) (1),(2)	07/15/37	$22,150,000	$22,177,687

Rad CLO 21 Ltd. Series 2023-21A, Class A1R

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/25/37	16,050,000	16,009,875

Rockford Tower CLO Ltd. Series 2017-3A, Class A

5.12% (3 mo. USD Term SOFR + 1.452%) (1),(2)	10/20/30	561	561

Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	01/20/36	22,730,000	22,725,590

RR 26 Ltd. Series 2023-26A, Class A1R

4.79% (3 mo. USD Term SOFR + 1.120%) (1),(2)	04/15/38	34,500,000	34,439,935

Skyline Aviation, Inc. Class A

3.23% (5)	07/03/38	22,571,649	21,328,402

SLC Student Loan Trust Series 2004-1, Class B

4.34% (90 day USD SOFR Average + 0.552%) (2)	08/15/31	160,966	142,173

SLM Student Loan Trust Series 2003-12, Class B

4.54% (90 day USD SOFR Average + 0.852%) (2)	12/15/68	22,283	21,537

SLM Student Loan Trust Series 2006-2, Class A6

4.32% (90 day USD SOFR Average + 0.432%) (2)	01/25/41	14,875,581	14,445,534

SLM Student Loan Trust Series 2006-8, Class A6

4.31% (90 day USD SOFR Average + 0.422%) (2)	01/25/41	16,051,505	15,586,554

SLM Student Loan Trust Series 2007-1, Class A6

4.29% (90 day USD SOFR Average + 0.402%) (2)	01/27/42	15,999,911	15,512,234

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2007-1, Class B

4.37% (90 day USD SOFR Average + 0.482%) (2)	01/27/42	$1,870,233	$1,741,467

SLM Student Loan Trust Series 2007-6, Class B

5.00% (90 day USD SOFR Average + 1.112%) (2)	04/27/43	2,331,360	2,208,885

SLM Student Loan Trust Series 2007-7, Class A4

4.48% (90 day USD SOFR Average + 0.592%) (2)	01/25/49	73,983	73,195

SLM Student Loan Trust Series 2008-2, Class B

5.35% (90 day USD SOFR Average + 1.462%) (2)	01/25/83	38,874,000	41,434,102

SLM Student Loan Trust Series 2008-3, Class A3

5.15% (90 day USD SOFR Average + 1.262%) (2)	10/25/21	4,739	4,729

SLM Student Loan Trust Series 2008-3, Class B

5.35% (90 day USD SOFR Average + 1.462%) (2)	04/26/83	2,260,000	2,352,736

SLM Student Loan Trust Series 2008-4, Class A4

5.80% (90 day USD SOFR Average + 1.912%) (2)	07/25/22	535,735	537,163

SLM Student Loan Trust Series 2008-4, Class B

6.00% (90 day USD SOFR Average + 2.112%) (2)	04/25/73	8,849,000	9,395,525

SLM Student Loan Trust Series 2008-5, Class A4

5.85% (90 day USD SOFR Average + 1.962%) (2)	07/25/23	6,300,650	6,327,778

SLM Student Loan Trust Series 2008-5, Class B

6.00% (90 day USD SOFR Average + 2.112%) (2)	07/25/73	37,199,000	39,536,965

SLM Student Loan Trust Series 2008-6, Class B

6.00% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	31,424,000	32,649,945

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2008-7, Class B

6.00% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	$17,206,000	$17,223,189

SLM Student Loan Trust Series 2012-1, Class A3

4.73% (30 day USD SOFR Average + 1.064%) (2)	09/25/28	272,291	269,658

SLM Student Loan Trust Series 2012-2, Class A

4.48% (30 day USD SOFR Average + 0.814%) (2)	01/25/29	6,267,744	6,126,463

SLM Student Loan Trust Series 2012-7, Class A3

4.43% (30 day USD SOFR Average + 0.764%) (2)	05/26/26	10,779,966	10,550,167

Symphony CLO XX Ltd. Series 2018-20A, Class AR2

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	01/16/32	16,334,173	16,362,921

Trestles CLO VIII Ltd. Series 2025-8A, Class A1

5.00% (3 mo. USD Term SOFR + 1.330%) (1),(2)	06/11/35	20,000,000	20,013,720

Trinitas CLO VII Ltd. Series 2017-7A, Class A1R2

4.73% (3 mo. USD Term SOFR + 1.060%) (1),(2)	01/25/35	15,000,000	14,964,225

Trinitas CLO XVI Ltd. Series 2021-16A, Class A1R

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	07/20/34	25,000,000	24,984,400

United Auto Credit Securitization Trust Series 2022-2, Class R1

0.00% (1),(4)	04/10/29	33,600	2

Valley Stream Park CLO Ltd. Series 2022-1A, Class ARR

4.86% (3 mo. USD Term SOFR + 1.190%) (1),(2)	01/20/37	13,350,000	13,355,954

Voya CLO Ltd. Series 2019-4A, Class BR

5.68% (3 mo. USD Term SOFR + 2.012%) (1),(2)	01/15/35	17,500,000	17,521,070

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Whetstone Park CLO Ltd. Series 2021-1A, Class A1R

4.74% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/20/35	$22,345,000	$22,317,069

Total Asset-Backed Securities

(Cost: $1,444,175,952)			1,465,468,865

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 36.8%

Federal Home Loan Mortgage Corp., Pool #RA4201

2.00%	12/01/50	7,120,620	5,796,881

Federal Home Loan Mortgage Corp., Pool #RA4398

2.00%	01/01/51	63,128,120	51,392,461

Federal Home Loan Mortgage Corp., Pool #SD8121

2.00%	01/01/51	97,535	79,392

Federal Home Loan Mortgage Corp., Pool #SD3302

2.00%	10/01/51	50,701,311	41,145,981

Federal Home Loan Mortgage Corp., Pool #RA6507

2.00%	12/01/51	106,626,136	86,381,748

Federal Home Loan Mortgage Corp., Pool #SD8182

2.00%	12/01/51	22,655,067	18,350,220

Federal Home Loan Mortgage Corp., Pool #SD8188

2.00%	01/01/52	35,887,184	29,055,474

Federal Home Loan Mortgage Corp., Pool #SD8193

2.00%	02/01/52	67,624,767	54,727,663

Federal Home Loan Mortgage Corp., Pool #SD1178

2.00%	03/01/52	13,906,208	11,254,076

Federal Home Loan Mortgage Corp., Pool #QE0312

2.00%	04/01/52	5,526,579	4,476,984

Federal Home Loan Mortgage Corp., Pool #SD8211

2.00%	05/01/52	10,119,446	8,197,585

Federal Home Loan Mortgage Corp., Pool #RA5285

2.50%	05/01/51	93,304,008	79,586,977

Federal Home Loan Mortgage Corp., Pool #SD8189

2.50%	01/01/52	169,353,586	143,519,459

Federal Home Loan Mortgage Corp., Pool #SD8205

2.50%	04/01/52	77,495,129	65,655,543

Federal Home Loan Mortgage Corp., Pool #C04546

3.00%	02/01/43	7,746,811	7,125,431

Federal Home Loan Mortgage Corp., Pool #C04573

3.00%	03/01/43	9,134,556	8,401,623

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	63,448,346	57,366,837

Federal Home Loan Mortgage Corp., Pool #G08715

3.00%	08/01/46	87,364,099	78,990,271

Federal Home Loan Mortgage Corp., Pool #ZM1779

3.00%	09/01/46	9,611,357	8,679,341

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	8,813,934	7,969,120

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G08726

3.00%	10/01/46	$95,241,138	$86,112,298

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	58,599,501	52,982,753

Federal Home Loan Mortgage Corp., Pool #ZS4693

3.00%	12/01/46	11,438,067	10,328,914

Federal Home Loan Mortgage Corp., Pool #ZM2285

3.00%	12/01/46	11,283,460	10,189,300

Federal Home Loan Mortgage Corp., Pool #G08741

3.00%	01/01/47	37,342,127	33,762,893

Federal Home Loan Mortgage Corp., Pool #G08747

3.00%	02/01/47	13,232,749	11,964,393

Federal Home Loan Mortgage Corp., Pool #RE6029

3.00%	02/01/50	3,147,011	2,775,749

Federal Home Loan Mortgage Corp., Pool #SD3890

3.00%	08/01/52	51,859,433	45,812,715

Federal Home Loan Mortgage Corp., Pool #SD4636

3.00%	01/01/53	90,038,088	79,433,371

Federal Home Loan Mortgage Corp., Pool #G07408

3.50%	06/01/43	8,229,376	7,810,228

Federal Home Loan Mortgage Corp., Pool #U99097

3.50%	07/01/43	20,703,297	19,649,828

Federal Home Loan Mortgage Corp., Pool #V80356

3.50%	08/01/43	14,586,781	13,846,285

Federal Home Loan Mortgage Corp., Pool #G07848

3.50%	04/01/44	41,445,859	39,341,866

Federal Home Loan Mortgage Corp., Pool #G07849

3.50%	05/01/44	5,564,508	5,281,430

Federal Home Loan Mortgage Corp., Pool #G07924

3.50%	01/01/45	6,165,168	5,836,319

Federal Home Loan Mortgage Corp., Pool #G60023

3.50%	04/01/45	6,633,548	6,286,394

Federal Home Loan Mortgage Corp., Pool #G60138

3.50%	08/01/45	55,405,154	52,296,612

Federal Home Loan Mortgage Corp., Pool #G60238

3.50%	10/01/45	21,359,024	20,136,598

Federal Home Loan Mortgage Corp., Pool #G08676

3.50%	11/01/45	15,675,883	14,681,514

Federal Home Loan Mortgage Corp., Pool #G08681

3.50%	12/01/45	10,461,637	9,798,024

Federal Home Loan Mortgage Corp., Pool #G08698

3.50%	03/01/46	541	505

Federal Home Loan Mortgage Corp., Pool #G08711

3.50%	06/01/46	4,427,950	4,136,437

Federal Home Loan Mortgage Corp., Pool #G67700

3.50%	08/01/46	16,565,688	15,538,058

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	19,755,726	18,455,114

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #ZT0277

3.50%	10/01/46	$1,116,461	$1,044,344

Federal Home Loan Mortgage Corp., Pool #G08727

3.50%	10/01/46	17,168,730	16,038,432

Federal Home Loan Mortgage Corp., Pool #G08742

3.50%	01/01/47	28,305,919	26,442,406

Federal Home Loan Mortgage Corp., Pool #G08757

3.50%	04/01/47	10,230,098	9,537,166

Federal Home Loan Mortgage Corp., Pool #G67703

3.50%	04/01/47	119,087,010	111,699,610

Federal Home Loan Mortgage Corp., Pool #G08779

3.50%	09/01/47	39,604	36,921

Federal Home Loan Mortgage Corp., Pool #G08784

3.50%	10/01/47	35,260	32,871

Federal Home Loan Mortgage Corp., Pool #ZA5128

3.50%	12/01/47	323,437	301,151

Federal Home Loan Mortgage Corp., Pool #ZA5103

3.50%	12/01/47	92,084	85,739

Federal Home Loan Mortgage Corp., Pool #G08792

3.50%	12/01/47	30,005	27,972

Federal Home Loan Mortgage Corp., Pool #G67707

3.50%	01/01/48	61,570,378	57,759,285

Federal Home Loan Mortgage Corp., Pool #ZS4768

3.50%	05/01/48	773,106	718,074

Federal Home Loan Mortgage Corp., Pool #SD7502

3.50%	07/01/49	5,083,727	4,729,982

Federal Home Loan Mortgage Corp., Pool #SD7503

3.50%	08/01/49	11,162,164	10,401,682

Federal Home Loan Mortgage Corp., Pool #SD7511

3.50%	01/01/50	11,742,784	10,942,744

Federal Home Loan Mortgage Corp., Pool #A97038

4.00%	02/01/41	3,798,238	3,711,495

Federal Home Loan Mortgage Corp., Pool #G06499

4.00%	03/01/41	3,345,440	3,275,443

Federal Home Loan Mortgage Corp., Pool #G06361

4.00%	03/01/41	7,757	7,594

Federal Home Loan Mortgage Corp., Pool #G06498

4.00%	04/01/41	7,585,594	7,426,397

Federal Home Loan Mortgage Corp., Pool #Q05804

4.00%	01/01/42	12,742,870	12,476,005

Federal Home Loan Mortgage Corp., Pool #G07786

4.00%	08/01/44	66,344,026	64,759,159

Federal Home Loan Mortgage Corp., Pool #G07925

4.00%	02/01/45	4,408,595	4,291,602

Federal Home Loan Mortgage Corp., Pool #G60344

4.00%	12/01/45	51,901	50,303

Federal Home Loan Mortgage Corp., Pool #G08758

4.00%	04/01/47	7,856	7,528

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G08762

4.00%	05/01/47	$7,903,472	$7,573,675

Federal Home Loan Mortgage Corp., Pool #G67711

4.00%	03/01/48	35,109,865	33,834,668

Federal Home Loan Mortgage Corp., Pool #G67713

4.00%	06/01/48	312,637	300,497

Federal Home Loan Mortgage Corp., Pool #G67714

4.00%	07/01/48	51,331	49,370

Federal Home Loan Mortgage Corp., Pool #G67717

4.00%	11/01/48	42,892,536	41,253,739

Federal Home Loan Mortgage Corp., Pool #G05866

4.50%	02/01/40	5,253,134	5,256,358

Federal Home Loan Mortgage Corp., Pool #G08843

4.50%	10/01/48	3,995,361	3,926,646

Federal Home Loan Mortgage Corp., Pool #G08848

4.50%	11/01/48	679,958	668,264

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	88,354,652	85,649,836

Federal Home Loan Mortgage Corp., Pool #SD2322

4.50%	09/01/52	63,954,794	61,998,114

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50%	10/01/52	69,324,658	67,195,964

Federal Home Loan Mortgage Corp., Pool #SD8266

4.50%	11/01/52	204,242,287	197,951,800

Federal Home Loan Mortgage Corp., Pool #SD2148

4.50%	01/01/53	41,082,029	39,832,354

Federal Home Loan Mortgage Corp., Pool #SL1660

4.50%	10/01/53	59,573,415	57,744,144

Federal Home Loan Mortgage Corp., Pool #C01492

5.00%	02/01/33	115,034	116,960

Federal Home Loan Mortgage Corp., Pool #G01515

5.00%	02/01/33	139,421	141,754

Federal Home Loan Mortgage Corp., Pool #A54856

5.00%	01/01/34	905,663	923,226

Federal Home Loan Mortgage Corp., Pool #G02579

5.00%	12/01/34	239,259	243,871

Federal Home Loan Mortgage Corp., Pool #A61164

5.00%	04/01/36	2,533	2,582

Federal Home Loan Mortgage Corp., Pool #G08826

5.00%	06/01/48	5,631,169	5,675,938

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	3,180,441	3,205,726

Federal Home Loan Mortgage Corp., Pool #G08840

5.00%	08/01/48	470,974	474,718

Federal Home Loan Mortgage Corp., Pool #G08838

5.00%	09/01/48	1,606,640	1,619,413

Federal Home Loan Mortgage Corp., Pool #G08844

5.00%	10/01/48	4,443,392	4,478,717

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G08849

5.00%	11/01/48	$1,554,649	$1,567,009

Federal Home Loan Mortgage Corp., Pool #A25162

5.50%	05/01/34	512,907	527,701

Federal Home Loan Mortgage Corp., Pool #A39012

5.50%	06/01/35	10,336	10,714

Federal Home Loan Mortgage Corp., Pool #G02955

5.50%	03/01/37	1,109,541	1,150,742

Federal Home Loan Mortgage Corp., Pool #H05069

5.50%	05/01/37	54,396	56,416

Federal Home Loan Mortgage Corp., Pool #H00790

5.50%	05/01/37	1,931	2,002

Federal Home Loan Mortgage Corp., Pool #G03357

5.50%	08/01/37	214,777	222,705

Federal Home Loan Mortgage Corp., Pool #G03676

5.50%	12/01/37	835,186	866,013

Federal Home Loan Mortgage Corp., Pool #G03783

5.50%	01/01/38	560,392	581,076

Federal Home Loan Mortgage Corp., Pool #G04438

5.50%	05/01/38	1,696,673	1,761,254

Federal Home Loan Mortgage Corp., Pool #G04703

5.50%	08/01/38	1,403,196	1,456,509

Federal Home Loan Mortgage Corp., Pool #G04706

5.50%	09/01/38	55,243	57,346

Federal Home Loan Mortgage Corp., Pool #SD8362

5.50%	09/01/53	139,490,165	140,640,564

Federal Home Loan Mortgage Corp., Pool #G02884

6.00%	04/01/37	846,304	889,132

Federal Home Loan Mortgage Corp., Pool #G03985

6.00%	03/01/38	3,906	4,121

Federal Home Loan Mortgage Corp., Pool #C46104

6.50%	09/01/29	1,098	1,111

Federal Home Loan Mortgage Corp., Pool #A24156

6.50%	10/01/31	14,254	14,604

Federal Home Loan Mortgage Corp., Pool #G00992

7.00%	11/01/28	77	78

Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z

7.00%	07/15/27	3,025	3,049

Federal Home Loan Mortgage Corp. REMICS Series 2098, Class TZ (TAC)

6.00%	01/15/28	16,784	16,800

Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC)

6.00%	07/15/29	2,799	2,856

Federal Home Loan Mortgage Corp. REMICS Series 2313, Class LA

6.50%	05/15/31	837	846

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 2433, Class SA (I/F) (PAC)

11.08% (-30 day USD SOFR Average + 20.632%) (2)	02/15/32	$2,000	$2,191

Federal Home Loan Mortgage Corp. REMICS Series 2481, Class AW

6.50%	08/15/32	552	555

Federal Home Loan Mortgage Corp. REMICS Series 3019, Class SW (I/O) (I/F)

3.41% (-30 day USD SOFR Average + 7.086%) (2)	08/15/35	383,813	42,674

Federal Home Loan Mortgage Corp. REMICS Series 3063, Class YG (PAC)

5.50%	11/15/35	1,035,352	1,068,002

Federal Home Loan Mortgage Corp. REMICS Series 3300, Class SA (I/O) (I/F)

3.41% (-30 day USD SOFR Average + 7.086%) (2)	08/15/35	169,692	18,867

Federal Home Loan Mortgage Corp. REMICS Series 3752, Class XL (PAC)

4.50%	11/15/40	19,064,704	18,997,784

Federal Home Loan Mortgage Corp. REMICS Series 3891, Class HS (I/O) (I/F)

2.16% (-30 day USD SOFR Average + 5.836%) (2)	07/15/41	2,076,376	175,538

Federal Home Loan Mortgage Corp. REMICS Series 3904, Class JB (PAC)

4.50%	08/15/41	4,245,987	4,228,527

Federal Home Loan Mortgage Corp. REMICS Series 3925, Class LB (PAC)

4.50%	09/15/41	9,215,000	9,163,819

Federal Home Loan Mortgage Corp. REMICS Series 3928, Class JD (PAC)

4.00%	09/15/41	8,817,332	8,773,357

Federal Home Loan Mortgage Corp. REMICS Series 4102, Class TC (PAC)

2.50%	09/15/41	1,969,996	1,941,470

Federal Home Loan Mortgage Corp. REMICS Series 4161, Class BA (PAC)

2.50%	12/15/41	2,697,408	2,658,907

Federal Home Loan Mortgage Corp. REMICS Series 4656, Class EZ

4.00%	02/15/47	199,888	189,557

Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA

3.00%	04/15/48	885,105	791,720

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 4846, Class PA

4.00%	06/15/47	$6,696	$6,681

Federal Home Loan Mortgage Corp. REMICS Series 4852, Class CA (PAC)

4.00%	11/15/47	3,336,816	3,328,404

Federal Home Loan Mortgage Corp. REMICS Series 4860, Class BH (PAC)

3.50%	10/15/48	1,796,448	1,745,984

Federal Home Loan Mortgage Corp. REMICS Series 4860, Class PA (PAC)

3.50%	02/15/49	1,660,933	1,553,396

Federal Home Loan Mortgage Corp. REMICS Series 4879, Class BC (PAC)

3.00%	04/15/49	565,398	516,130

Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA

3.00%	01/15/49	536,183	487,815

Federal Home Loan Mortgage Corp. REMICS Series 4937, Class MF

4.23% (30 day USD SOFR Average + 0.564%) (2)	12/25/49	3,933,614	3,879,910

Federal Home Loan Mortgage Corp. STRIPS Series 309 (P/O)

0.00% (4)	08/15/43	8,522,139	6,482,838

Federal Home Loan Mortgage Corp. STRIPS Series 319, Class F2

4.29% (30 day USD SOFR Average + 0.614%) (2)	11/15/43	1,492,388	1,482,597

Federal National Mortgage Association, Pool #MA4128

2.00%	09/01/40	96,907,078	85,765,436

Federal National Mortgage Association, Pool #MA4333

2.00%	05/01/41	57,024,260	50,036,775

Federal National Mortgage Association, Pool #MA4158

2.00%	10/01/50	144,485,925	117,760,742

Federal National Mortgage Association, Pool #MA4237

2.00%	01/01/51	1,960,262	1,595,623

Federal National Mortgage Association, Pool #MA4281

2.00%	03/01/51	31,929,811	25,967,995

Federal National Mortgage Association, Pool #MA4305

2.00%	04/01/51	71,802,916	58,371,056

Federal National Mortgage Association, Pool #CB2365

2.00%	09/01/51	136,441,462	110,679,602

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	352,989,861	286,039,136

Federal National Mortgage Association, Pool #MA4492

2.00%	12/01/51	79,318,837	64,246,915

Federal National Mortgage Association, Pool #BU1452

2.00%	01/01/52	62,460,331	50,548,167

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #BQ7006

2.00%	01/01/52	$37,050,764	$30,010,492

Federal National Mortgage Association, Pool #CB2767

2.00%	01/01/52	60,928,242	49,629,551

Federal National Mortgage Association, Pool #MA4547

2.00%	02/01/52	15,890,667	12,874,891

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	48,475,208	41,539,345

Federal National Mortgage Association, Pool #CB2313

2.50%	12/01/51	122,936,591	105,118,143

Federal National Mortgage Association, Pool #MA4493

2.50%	12/01/51	124,855,525	105,848,117

Federal National Mortgage Association, Pool #BV2994

2.50%	04/01/52	2,246,885	1,901,749

Federal National Mortgage Association, Pool #MA4578

2.50%	04/01/52	182,621,685	154,569,822

Federal National Mortgage Association, Pool #MA1432

3.00%	05/01/33	22,398	21,650

Federal National Mortgage Association, Pool #MA1459

3.00%	06/01/33	10,584	10,227

Federal National Mortgage Association, Pool #MA1527

3.00%	08/01/33	15,601,693	15,066,482

Federal National Mortgage Association, Pool #MA1561

3.00%	09/01/33	9,914,719	9,572,196

Federal National Mortgage Association, Pool #AB6385

3.00%	10/01/42	162,188	149,559

Federal National Mortgage Association, Pool #AL8256

3.00%	08/01/43	257,165	237,217

Federal National Mortgage Association, Pool #AL7092

3.00%	07/01/45	28,653	26,089

Federal National Mortgage Association, Pool #MA2895

3.00%	02/01/47	31,665	28,594

Federal National Mortgage Association, Pool #FM2310

3.00%	01/01/48	7,023,479	6,329,886

Federal National Mortgage Association, Pool #BM5507

3.00%	09/01/48	4,414,701	3,986,606

Federal National Mortgage Association, Pool #MA3811

3.00%	10/01/49	4,735,873	4,177,168

Federal National Mortgage Association, Pool #MA3846

3.00%	11/01/49	25,322	22,335

Federal National Mortgage Association, Pool #MA3942

3.00%	02/01/50	9,204,143	8,118,304

Federal National Mortgage Association, Pool #MA3997

3.00%	04/01/50	11,260,295	9,806,926

Federal National Mortgage Association, Pool #CA5689

3.00%	05/01/50	45,419,192	40,810,944

Federal National Mortgage Association, Pool #AB4262

3.50%	01/01/32	1,460,011	1,437,828

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA1584

3.50%	09/01/33	$14,958,897	$14,627,256

Federal National Mortgage Association, Pool #MA1608

3.50%	10/01/33	10,401,356	10,171,068

Federal National Mortgage Association, Pool #MA1982

3.50%	08/01/34	21,799	21,262

Federal National Mortgage Association, Pool #AB3679

3.50%	10/01/41	4,552,035	4,332,432

Federal National Mortgage Association, Pool #AB4045

3.50%	12/01/41	4,127,824	3,932,102

Federal National Mortgage Association, Pool #AL2521

3.50%	09/01/42	57,327	54,414

Federal National Mortgage Association, Pool #MA1177

3.50%	09/01/42	17,455,136	16,568,519

Federal National Mortgage Association, Pool #MA1404

3.50%	04/01/43	36,741	34,829

Federal National Mortgage Association, Pool #AB9703

3.50%	06/01/43	8,034,028	7,615,882

Federal National Mortgage Association, Pool #MA1582

3.50%	09/01/43	6,084,561	5,767,878

Federal National Mortgage Association, Pool #AL6348

3.50%	02/01/45	18,641	17,671

Federal National Mortgage Association, Pool #BD2450

3.50%	01/01/47	32,982	30,773

Federal National Mortgage Association, Pool #CA0862

3.50%	09/01/47	1,694,075	1,577,347

Federal National Mortgage Association, Pool #MA3120

3.50%	09/01/47	881,749	820,994

Federal National Mortgage Association, Pool #CA1191

3.50%	11/01/47	2,004,621	1,866,495

Federal National Mortgage Association, Pool #MA3182

3.50%	11/01/47	18,759,003	17,466,440

Federal National Mortgage Association, Pool #MA3210

3.50%	12/01/47	32,685,904	30,433,727

Federal National Mortgage Association, Pool #CA0996

3.50%	01/01/48	23,397	21,872

Federal National Mortgage Association, Pool #MA3238

3.50%	01/01/48	28,470,367	26,508,656

Federal National Mortgage Association, Pool #CA1187

3.50%	02/01/48	26,550,725	24,721,212

Federal National Mortgage Association, Pool #MA3276

3.50%	02/01/48	11,161,114	10,392,073

Federal National Mortgage Association, Pool #MA3305

3.50%	03/01/48	14,844,461	13,787,781

Federal National Mortgage Association, Pool #FM2388

3.50%	04/01/48	11,504,958	10,761,991

Federal National Mortgage Association, Pool #MA3332

3.50%	04/01/48	40,783,605	37,880,488

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #CA3633

3.50%	06/01/49	$12,893,589	$12,009,657

Federal National Mortgage Association, Pool #CA4011

3.50%	08/01/49	12,453,260	11,386,585

Federal National Mortgage Association, Pool #FM2318

3.50%	09/01/49	115,011,146	107,175,395

Federal National Mortgage Association, Pool #AB1613

4.00%	10/01/40	11,066,927	10,821,230

Federal National Mortgage Association, Pool #AB1803

4.00%	11/01/40	12,372,981	12,098,784

Federal National Mortgage Association, Pool #AH3780

4.00%	02/01/41	4,842,972	4,735,648

Federal National Mortgage Association, Pool #AJ1404

4.00%	09/01/41	6,779,636	6,616,580

Federal National Mortgage Association, Pool #MA1146

4.00%	08/01/42	12,530,494	12,200,816

Federal National Mortgage Association, Pool #AT9649

4.00%	07/01/43	88,548	86,396

Federal National Mortgage Association, Pool #AL9472

4.00%	10/01/43	2,536,504	2,471,647

Federal National Mortgage Association, Pool #AL4597

4.00%	01/01/44	20,688,383	20,185,714

Federal National Mortgage Association, Pool #MA2960

4.00%	04/01/47	14,948,402	14,306,622

Federal National Mortgage Association, Pool #AS9830

4.00%	06/01/47	18,379,057	17,589,367

Federal National Mortgage Association, Pool #MA3027

4.00%	06/01/47	11,326,635	10,840,349

Federal National Mortgage Association, Pool #AS9972

4.00%	07/01/47	16,387,693	15,683,567

Federal National Mortgage Association, Pool #CA2327

4.00%	09/01/48	18,691,772	17,973,937

Federal National Mortgage Association, Pool #BM5164

4.00%	11/01/48	18,904,741	18,178,727

Federal National Mortgage Association, Pool #BN4316

4.00%	01/01/49	13,078	12,595

Federal National Mortgage Association, Pool #CB3619

4.00%	05/01/52	131,973,659	125,073,964

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	352,857,021	334,396,816

Federal National Mortgage Association, Pool #MA4732

4.00%	09/01/52	23,050,092	21,838,835

Federal National Mortgage Association, Pool #MA4783

4.00%	10/01/52	14,700,090	13,926,477

Federal National Mortgage Association, Pool #MA4866

4.00%	01/01/53	49,228,882	46,630,509

Federal National Mortgage Association, Pool #734830

4.50%	08/01/33	2,947	2,965

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #734922

4.50%	09/01/33	$413,457	$416,008

Federal National Mortgage Association, Pool #753168

4.50%	12/01/33	2,522	2,538

Federal National Mortgage Association, Pool #AL8356

4.50%	07/01/34	99,307	99,680

Federal National Mortgage Association, Pool #AL8037

4.50%	07/01/34	46,532	46,685

Federal National Mortgage Association, Pool #815422

4.50%	02/01/35	11,594	11,650

Federal National Mortgage Association, Pool #735651

4.50%	06/01/35	1,232,230	1,238,171

Federal National Mortgage Association, Pool #745147

4.50%	12/01/35	6,921	6,954

Federal National Mortgage Association, Pool #190396

4.50%	06/01/39	3,255	3,253

Federal National Mortgage Association, Pool #AC8279

4.50%	08/01/39	5,008	5,025

Federal National Mortgage Association, Pool #AE0138

4.50%	03/01/40	18,306	18,295

Federal National Mortgage Association, Pool #AL0209

4.50%	05/01/41	7,304,821	7,277,374

Federal National Mortgage Association, Pool #AL9106

4.50%	02/01/46	15,593,083	15,458,829

Federal National Mortgage Association, Pool #AL8960

4.50%	05/01/46	12,547,537	12,439,504

Federal National Mortgage Association, Pool #AL9722

4.50%	08/01/46	51,729,976	51,284,589

Federal National Mortgage Association, Pool #AS8663

4.50%	01/01/47	9,606,367	9,433,255

Federal National Mortgage Association, Pool #AL9846

4.50%	02/01/47	55,438,842	54,961,522

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	5,757,826	5,651,772

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	56,462	55,422

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	12,422,783	12,193,967

Federal National Mortgage Association, Pool #CA2493

4.50%	10/01/48	3,128,569	3,070,988

Federal National Mortgage Association, Pool #MA3537

4.50%	12/01/48	7,440,505	7,303,563

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	265,552,081	257,422,690

Federal National Mortgage Association, Pool #CB5675

4.50%	02/01/53	44,286,510	42,931,120

Federal National Mortgage Association, Pool #CB6854

4.50%	08/01/53	30,033,718	29,126,464

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA5038

5.00%	06/01/53	$204,182,073	$202,443,750

Federal National Mortgage Association, Pool #FS7252

5.00%	11/01/53	39,769,937	39,416,316

Federal National Mortgage Association, Pool #740297

5.50%	10/01/33	656	674

Federal National Mortgage Association, Pool #725257

5.50%	02/01/34	297,507	305,749

Federal National Mortgage Association, Pool #735224

5.50%	02/01/35	977,406	1,011,102

Federal National Mortgage Association, Pool #889184

5.50%	09/01/36	1,029,847	1,058,319

Federal National Mortgage Association, Pool #190375

5.50%	11/01/36	227,501	235,694

Federal National Mortgage Association, Pool #AE0482

5.50%	01/01/38	2,353,818	2,418,892

Federal National Mortgage Association, Pool #MA5072

5.50%	07/01/53	114,526,283	115,632,564

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	4,279,970	4,507,432

Federal National Mortgage Association, Pool #844773

6.00% (1 yr. USD RFUCCT + 1.559%) (2)	12/01/35	1,224	1,243

Federal National Mortgage Association, Pool #839109

6.29% (1 yr. USD RFUCCT + 1.912%) (2)	11/01/35	2,719	2,785

Federal National Mortgage Association, Pool #394854

6.50%	05/01/27	23	23

Federal National Mortgage Association, Pool #545191

7.00%	09/01/31	829	881

Federal National Mortgage Association, Pool #613142

7.00%	11/01/31	2,521	2,651

Federal National Mortgage Association, Pool #625666

7.00%	01/01/32	1,049	1,115

Federal National Mortgage Association, Pool #545756

7.00%	06/01/32	139	146

Federal National Mortgage Association, Pool #655928

7.00%	08/01/32	30,455	32,385

Federal National Mortgage Association, Pool #735207

7.00%	04/01/34	5,905	6,256

Federal National Mortgage Association, Pool #888412

7.00%	04/01/37	57,661	62,265

Federal National Mortgage Association, Pool #313182

7.50%	10/01/26	18	18

Federal National Mortgage Association, Pool #633698

7.50%	02/01/31	10,650	11,201

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 1999-11, Class Z

5.50%	03/25/29	$2,003	$2,008

Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC)

6.50%	10/25/31	30,645	31,854

Federal National Mortgage Association REMICS Series 2005-122, Class SG (I/O) (I/F)

2.82% (-30 day USD SOFR Average + 6.486%) (2)	11/25/35	851	3

Federal National Mortgage Association REMICS Series 2006-4, Class WE

4.50%	02/25/36	11,492	11,499

Federal National Mortgage Association REMICS Series 2006-49, Class SE (I/F) (PAC)

13.89% (-30 day USD SOFR Average + 28.542%) (2)	04/25/36	276,204	296,146

Federal National Mortgage Association REMICS Series 2007-17, Class SI (I/O) (I/F)

2.62% (-30 day USD SOFR Average + 6.286%) (2)	03/25/37	532,686	32,750

Federal National Mortgage Association REMICS Series 2007-34, Class SB (I/O) (I/F)

2.33% (-30 day USD SOFR Average + 5.996%) (2)	04/25/37	988,330	80,005

Federal National Mortgage Association REMICS Series 2007-64, Class FA

4.25% (30 day USD SOFR Average + 0.584%) (2)	07/25/37	1,490	1,484

Federal National Mortgage Association REMICS Series 2008-24, Class NA

6.75%	06/25/37	74,895	79,288

Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)

2.82% (-30 day USD SOFR Average + 6.486%) (2)	10/25/40	1,192,811	105,877

Federal National Mortgage Association REMICS Series 2010-17, Class SB (I/O) (I/F)

2.57% (-30 day USD SOFR Average + 6.236%) (2)	03/25/40	2,609,136	246,174

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2010-43, Class KS (I/O) (I/F)

2.64% (-30 day USD SOFR Average + 6.306%) (2)	05/25/40	$4,617,457	$444,905

Federal National Mortgage Association REMICS Series 2011-101, Class HE (PAC)

4.00%	10/25/41	5,185,797	5,092,736

Federal National Mortgage Association REMICS Series 2011-111, Class DB

4.00%	11/25/41	5,315,977	5,182,244

Federal National Mortgage Association REMICS Series 2012-84, Class VZ

3.50%	08/25/42	4,413,024	4,205,373

Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O)

0.00% (4)	10/25/43	7,035,863	5,056,977

Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O)

0.00% (4)	10/25/43	4,151,334	2,990,585

Federal National Mortgage Association REMICS Series 2016-45, Class AF

4.28% (30 day USD SOFR Average + 0.614%) (2)	07/25/46	5,161,426	5,114,379

Federal National Mortgage Association REMICS Series 2016-72, Class FA

4.28% (30 day USD SOFR Average + 0.614%) (2)	10/25/46	10,675,843	10,575,867

Federal National Mortgage Association REMICS Series 2016-74, Class GF

4.28% (30 day USD SOFR Average + 0.614%) (2)	10/25/46	8,266,094	8,189,595

Federal National Mortgage Association REMICS Series 2016-75, Class FL

4.28% (30 day USD SOFR Average + 0.614%) (2)	10/25/46	8,302,539	8,226,577

Federal National Mortgage Association REMICS Series 2018-29, Class AP (PAC)

3.50%	11/25/46	8,153,301	8,051,906

Federal National Mortgage Association REMICS Series 2018-38, Class LA

3.00%	06/25/48	10,516,501	9,456,327

Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC)

3.50%	06/25/47	10,744	10,552

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2018-45, Class GA

3.00%	06/25/48	$11,754,750	$10,572,013

Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC)

4.00%	05/25/47	233,848	233,252

Federal National Mortgage Association REMICS Series 2018-94, Class KD (PAC)

3.50%	12/25/48	2,573,935	2,385,020

Federal National Mortgage Association REMICS Series 2019-1, Class AB

3.50%	02/25/49	1,049,991	979,068

Federal National Mortgage Association REMICS Series 2019-1, Class KP (PAC)

3.25%	02/25/49	1,091,347	1,007,497

Federal National Mortgage Association REMICS Series 2019-26, Class JE (PAC)

3.00%	06/25/49	2,789,845	2,513,726

Federal National Mortgage Association REMICS Series 2019-45, Class PA (PAC)

3.00%	08/25/49	10,812,684	9,685,885

Federal National Mortgage Association REMICS Series 2019-52, Class PA (PAC)

3.00%	09/25/49	2,947,343	2,643,036

Federal National Mortgage Association REMICS Series 2019-67, Class FE

4.23% (30 day USD SOFR Average + 0.564%) (2)	11/25/49	20,504,784	20,096,241

Federal National Mortgage Association REMICS Series 2019-79, Class FA

4.28% (30 day USD SOFR Average + 0.614%) (2)	01/25/50	61,230	60,459

Federal National Mortgage Association Trust Series 2003-W2, Class 2A9

5.90%	07/25/42	11,313	11,597

Government National Mortgage Association, Pool #MA3309

3.00%	12/20/45	4,157	3,775

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	1,498,458	1,358,412

Government National Mortgage Association, Pool #MA3873

3.00%	08/20/46	11,609,257	10,524,257

Government National Mortgage Association, Pool #MA4003

3.00%	10/20/46	4,648,043	4,213,638

Government National Mortgage Association, Pool #MA4126

3.00%	12/20/46	80,151,476	72,660,529

Government National Mortgage Association, Pool #MA4961

3.00%	01/20/48	216,102	195,378

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA6080

3.00%	08/20/49	$1,407	$1,238

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	2,562,722	2,254,635

Government National Mortgage Association, Pool #AA5452

3.50%	07/15/42	53,799	50,345

Government National Mortgage Association, Pool #MA1157

3.50%	07/20/43	22,846	21,584

Government National Mortgage Association, Pool #MA3521

3.50%	03/20/46	15,353,031	14,394,706

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	38,856,096	36,430,727

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	10,941,018	10,238,071

Government National Mortgage Association, Pool #MA3937

3.50%	09/20/46	8,841,421	8,289,546

Government National Mortgage Association, Pool #MA4069

3.50%	11/20/46	27,854,224	26,115,584

Government National Mortgage Association, Pool #MA4127

3.50%	12/20/46	31,584,868	29,613,364

Government National Mortgage Association, Pool #MA4196

3.50%	01/20/47	7,324	6,867

Government National Mortgage Association, Pool #MA4510

3.50%	06/20/47	24,226	22,750

Government National Mortgage Association, Pool #MA4586

3.50%	07/20/47	28,955,052	27,191,470

Government National Mortgage Association, Pool #MA4652

3.50%	08/20/47	2,206,310	2,071,929

Government National Mortgage Association, Pool #MA4719

3.50%	09/20/47	27,421,821	25,751,623

Government National Mortgage Association, Pool #MA4900

3.50%	12/20/47	4,369,497	4,103,361

Government National Mortgage Association, Pool #MA6030

3.50%	07/20/49	6,570,358	6,012,375

Government National Mortgage Association, Pool #MA6081

3.50%	08/20/49	2,565,935	2,348,025

Government National Mortgage Association, Pool #MA6210

3.50%	10/20/49	1,347,022	1,232,627

Government National Mortgage Association, Pool #MA4511

4.00%	06/20/47	3,400,538	3,251,679

Government National Mortgage Association, Pool #MA4720

4.00%	09/20/47	67,623	64,663

Government National Mortgage Association, Pool #MA4838

4.00%	11/20/47	22,307,378	21,330,869

Government National Mortgage Association, Pool #MA4901

4.00%	12/20/47	15,083,725	14,423,433

Government National Mortgage Association, Pool #MA4963

4.00%	01/20/48	24,869,156	23,780,506

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA5078

4.00%	03/20/48	$37,694	$36,044

Government National Mortgage Association, Pool #MA5137

4.00%	04/20/48	7,979,397	7,626,071

Government National Mortgage Association, Pool #MA5466

4.00%	09/20/48	3,313,215	3,166,506

Government National Mortgage Association, Pool #MA5528

4.00%	10/20/48	15,221,901	14,547,879

Government National Mortgage Association, Pool #MA5651

4.00%	12/20/48	5,541	5,296

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	137,507,579	130,317,036

Government National Mortgage Association, Pool #3388

4.50%	05/20/33	911	914

Government National Mortgage Association, Pool #3427

4.50%	08/20/33	478	479

Government National Mortgage Association, Pool #3554

4.50%	05/20/34	382	383

Government National Mortgage Association, Pool #782817

4.50%	11/15/39	6,041,092	6,022,252

Government National Mortgage Association, Pool #783591

4.50%	07/20/41	7,279	7,244

Government National Mortgage Association, Pool #5140

4.50%	08/20/41	18,823	18,733

Government National Mortgage Association, Pool #5175

4.50%	09/20/41	20,501	20,403

Government National Mortgage Association, Pool #5281

4.50%	01/20/42	5,715	5,688

Government National Mortgage Association, Pool #MA0627

4.50%	12/20/42	24,143	24,028

Government National Mortgage Association, Pool #MA0701

4.50%	01/20/43	23,434	23,323

Government National Mortgage Association, Pool #MA1997

4.50%	06/20/44	6,010	5,963

Government National Mortgage Association, Pool #MA2756

4.50%	04/20/45	12,349	12,252

Government National Mortgage Association, Pool #MA2828

4.50%	05/20/45	525,413	521,074

Government National Mortgage Association, Pool #MA2894

4.50%	06/20/45	202,827	201,236

Government National Mortgage Association, Pool #MA3036

4.50%	08/20/45	19,848	19,684

Government National Mortgage Association, Pool #MA3456

4.50%	02/20/46	133,836	132,730

Government National Mortgage Association, Pool #MA3665

4.50%	05/20/46	55,911	55,449

Government National Mortgage Association, Pool #MA3738

4.50%	06/20/46	228,223	226,433

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA3805

4.50%	07/20/46	$1,871,133	$1,855,681

Government National Mortgage Association, Pool #MA3876

4.50%	08/20/46	1,965,707	1,950,294

Government National Mortgage Association, Pool #MA3939

4.50%	09/20/46	1,035,520	1,028,710

Government National Mortgage Association, Pool #MA4006

4.50%	10/20/46	1,199,525	1,190,119

Government National Mortgage Association, Pool #MA4071

4.50%	11/20/46	3,243,355	3,217,924

Government National Mortgage Association, Pool #MA4129

4.50%	12/20/46	10,986,735	10,900,588

Government National Mortgage Association, Pool #MA4198

4.50%	01/20/47	86,830	86,016

Government National Mortgage Association, Pool #MA4264

4.50%	02/20/47	25,725,316	25,484,129

Government National Mortgage Association, Pool #MA4384

4.50%	04/20/47	1,019,650	1,006,696

Government National Mortgage Association, Pool #MA4453

4.50%	05/20/47	56,127,892	55,414,820

Government National Mortgage Association, Pool #MA4512

4.50%	06/20/47	197,763	195,250

Government National Mortgage Association, Pool #MA4588

4.50%	07/20/47	31,214	30,817

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	1,788,592	1,758,346

Government National Mortgage Association, Pool #MA5467

4.50%	09/20/48	16,816	16,532

Government National Mortgage Association, Pool #4058

5.00%	12/20/37	326	332

Government National Mortgage Association, Pool #4342

5.00%	01/20/39	449	457

Government National Mortgage Association, Pool #4520

5.00%	08/20/39	8,359	8,522

Government National Mortgage Association, Pool #MA2374

5.00%	11/20/44	126,794	129,249

Government National Mortgage Association, Pool #MA3524

5.00%	03/20/46	6,436	6,561

Government National Mortgage Association, Pool #MA3600

5.00%	04/20/46	3,478,357	3,545,707

Government National Mortgage Association, Pool #MA3666

5.00%	05/20/46	2,057,967	2,097,815

Government National Mortgage Association, Pool #MA3739

5.00%	06/20/46	1,290,264	1,315,247

Government National Mortgage Association, Pool #MA3806

5.00%	07/20/46	93,203	95,018

Government National Mortgage Association, Pool #MA3877

5.00%	08/20/46	399,559	407,296

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA4007

5.00%	10/20/46	$2,236,243	$2,279,795

Government National Mortgage Association, Pool #MA4072

5.00%	11/20/46	670,605	683,665

Government National Mortgage Association, Pool #MA4199

5.00%	01/20/47	1,910,611	1,947,821

Government National Mortgage Association, Pool #MA4265

5.00%	02/20/47	444,017	453,550

Government National Mortgage Association, Pool #MA4324

5.00%	03/20/47	2,416,528	2,463,318

Government National Mortgage Association, Pool #MA4385

5.00%	04/20/47	4,164,398	4,255,510

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	9,698,496	9,882,177

Government National Mortgage Association, Pool #MA4513

5.00%	06/20/47	170,654	174,388

Government National Mortgage Association, Pool #MA4589

5.00%	07/20/47	8,437,492	8,597,291

Government National Mortgage Association, Pool #MA4655

5.00%	08/20/47	9,472,192	9,651,588

Government National Mortgage Association, Pool #MA4722

5.00%	09/20/47	180,463	183,012

Government National Mortgage Association, Pool #MA4781

5.00%	10/20/47	2,210,170	2,252,029

Government National Mortgage Association, Pool #MA4840

5.00%	11/20/47	693,867	707,008

Government National Mortgage Association, Pool #MA5530

5.00%	10/20/48	2,653,451	2,674,233

Government National Mortgage Association, Pool #81497

5.13% (1 yr. CMT + 1.500%) (2)	10/20/35	5,924	6,013

Government National Mortgage Association, Pool #80968

5.38% (1 yr. CMT + 1.500%) (2)	07/20/34	3,535	3,587

Government National Mortgage Association, Pool #81432

5.38% (1 yr. CMT + 1.500%) (2)	08/20/35	5,791	5,869

Government National Mortgage Association, Pool #MA9488

5.50%	02/20/54	76,538,229	77,609,248

Government National Mortgage Association, Pool #81267

5.63% (1 yr. CMT + 1.500%) (2)	03/20/35	5,417	5,436

Government National Mortgage Association, Pool #2631

7.00%	08/20/28	248	254

Government National Mortgage Association REMICS Series 2003-86, Class ZK

5.00%	10/20/33	1,829,665	1,861,128

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2007-35, Class PY (I/O) (I/F) (PAC)

2.96% (-1 mo. USD Term SOFR + 6.636%) (2)	06/16/37	$4,329,522	$461,345

Government National Mortgage Association REMICS Series 2009-106, Class SD (I/O) (I/F)

2.46% (-1 mo. USD Term SOFR + 6.136%) (2)	03/20/36	3,582,849	294,265

Government National Mortgage Association REMICS Series 2009-106, Class XI (I/O) (I//F)

3.01% (-1 mo. USD Term SOFR + 6.686%) (2)	05/20/37	8,890,153	878,653

Government National Mortgage Association REMICS Series 2009-124, Class SC (I/O) (I/F)

2.69% (-1 mo. USD Term SOFR + 6.366%) (2)	12/20/39	1,585,122	167,196

Government National Mortgage Association REMICS Series 2009-66, Class XS (I/O) (I/F) (PAC)

3.01% (-1 mo. USD Term SOFR + 6.686%) (2)	07/16/39	5,578	176

Government National Mortgage Association REMICS Series 2010-4, Class SL (I/O) (I/F)

2.61% (-1 mo. USD Term SOFR + 6.286%) (2)	01/16/40	19,812	1,892

Government National Mortgage Association REMICS Series 2010-4, Class SM (I/O) (I/F)

2.01% (-1 mo. USD Term SOFR + 5.686%) (2)	01/16/40	3,602,188	299,022

Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)

5.00%	11/16/41	46,866	8,305

Government National Mortgage Association REMICS Series 2014-108, Class PA (PAC)

2.63%	12/20/39	2,805,977	2,705,804

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	507,878	470,903

Government National Mortgage Association REMICS Series 2019-1, Class NP

3.50%	01/20/49	4,495,813	4,199,563

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2019-119, Class JE (PAC)

3.00%	09/20/49	$2,996,261	$2,674,984

Government National Mortgage Association REMICS Series 2019-15, Class GT

3.50%	02/20/49	5,236,836	4,878,154

Government National Mortgage Association REMICS Series 2019-71, Class PT

3.00%	06/20/49	657,728	584,291

Government National Mortgage Association REMICS Series 2019-86, Class C

2.50%	03/20/49	7,614,881	6,499,123

Government National Mortgage Association REMICS Series 2019-90, Class HE

3.00%	07/20/49	4,979,670	4,495,272

Government National Mortgage Association, TBA

2.50% (6)	04/21/56	400,325,000	344,325,337

3.50% (6)	07/01/55	171,625,000	156,627,807

4.00% (6)	06/01/55	428,775,000	401,392,785

5.00% (6)	01/01/56	133,950,000	132,613,380

5.50% (6)	12/01/55	158,675,000	159,639,744

Uniform Mortgage-Backed Security, TBA

2.00% (6)	09/01/51	112,075,000	90,248,842

3.50% (6)	12/01/51	132,075,000	121,085,948

3.50% (6)	12/01/51	773,750,000	709,309,392

4.00% (6)	05/01/55	316,450,000	298,260,454

4.00% (6)	05/01/55	741,975,000	700,011,862

4.50% (6)	01/01/56	602,725,000	581,432,233

5.00% (6)	01/01/56	260,375,000	256,742,769

5.50% (6)	12/01/55	158,475,000	159,226,171

Total Residential Mortgage-Backed Securities — Agency

(Cost: $11,372,224,398)			10,935,077,655

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY— 3.7%

AMSR Trust Series 2021-SFR1, Class G

4.61% (1)	06/17/38	15,250,000	14,839,115

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.09% (1),(7),(8)	08/10/38	122,930,000	120,294,479

BGME Trust Series 2021-VR, Class A

2.99% (1),(7)	01/10/43	20,000,000	17,453,444

BGME Trust Series 2021-VR, Class B

2.99% (1),(7)	01/10/43	32,137,000	26,982,685

BX Commercial Mortgage Trust Series 2020-VIV4, Class A

2.84% (1)	03/09/44	130,165,000	120,703,267

BX Trust Series 2019-OC11, Class A

3.20% (1)	12/09/41	42,270,000	39,943,108

BXHPP Trust Series 2021-FILM, Class D

5.29% (1 mo. USD Term SOFR + 1.614%) (1),(2)	08/15/36	11,500,000	9,943,188

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CALI Mortgage Trust Series 2019-101C, Class XA (I/O)

0.30% (1),(7)	03/10/39	$272,551,000	$2,240,901

Century Plaza Towers Series 2019-CPT, Class A

2.87% (1)	11/13/39	27,645,000	25,561,347

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41	5,000,000	4,533,103

COLT Mortgage Loan Trust

7.05% (7)	03/10/27	83,029,534	83,145,776

DC Office Trust Series 2019-MTC, Class A

2.97% (1)	09/15/45	31,135,000	28,114,236

FirstKey Homes Trust Series 2021-SFR1, Class F1

3.24% (1)	08/17/38	12,416,000	12,300,920

FirstKey Homes Trust Series 2021-SFR2, Class F1

2.91% (1)	09/17/38	12,677,000	12,509,779

Hudson Yards Mortgage Trust Series 2019-30HY, Class A

3.23% (1)	07/10/39	84,915,000	80,769,178

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

2.94% (1),(7)	12/10/41	81,025,000	75,844,885

MF1 Ltd. Series 2022-FL8, Class A

5.03% (1 mo. USD Term SOFR + 1.350%) (1),(2)	02/19/37	9,372,366	9,373,966

MKT Mortgage Trust Series 2020-525M, Class A

2.69% (1)	02/12/40	8,500,000	7,685,445

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (1)	09/15/54	128,310,000	118,654,377

Progress Residential Trust Series 2021-SFR3, Class E1

2.54% (1)	05/17/26	3,055,000	3,042,882

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26	3,190,000	3,177,874

Progress Residential Trust Series 2021-SFR6, Class E2

2.53% (1)	07/17/38	3,973,000	3,942,049

Progress Residential Trust Series 2021-SFR6, Class F

3.42% (1)	07/17/38	10,437,000	10,371,520

Progress Residential Trust Series 2021-SFR6, Class G

4.00% (1)	07/17/38	8,896,000	8,840,361

Progress Residential Trust Series 2021-SFR7, Class F

3.83% (1)	08/17/40	23,777,000	22,486,006

Progress Residential Trust Series 2021-SFR8, Class E1

2.38% (1)	10/17/38	17,400,000	17,151,284

Progress Residential Trust Series 2021-SFR8, Class E2

2.53% (1)	10/17/38	13,425,000	13,236,143

Progress Residential Trust Series 2021-SFR8, Class F

3.18% (1)	10/17/38	61,665,000	60,873,036

Progress Residential Trust Series 2021-SFR8, Class G

4.01% (1)	10/17/38	19,482,000	19,247,941

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1

3.87% (1),(7)	01/05/43	56,465,000	48,547,647

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(7)	01/05/43	$8,710,000	$7,560,142

SHOW Trust Series 2022-BIZ, Class A

6.65% (1 mo. USD Term SOFR + 2.984%) (1),(2),(8)	01/15/27	68,000,000	36,707,223

SREIT Trust Series 2021-PALM, Class G

7.40% (1 mo. USD Term SOFR + 3.731%) (1),(2)	10/15/34	40,000,000	40,088,624

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $1,181,718,138)			1,106,165,931

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY —0.8%

Government National Mortgage Association Series 2020-193 (I/O)

0.78% (7)	09/16/62	529,325,825	27,451,896

Government National Mortgage Association Series 2021-10 (I/O)

0.99% (7)	05/16/63	57,749,646	4,364,406

Government National Mortgage Association Series 2021-150 (I/O)

1.04% (7)	11/16/63	30,924,857	2,414,171

Government National Mortgage Association Series 2021-17 (I/O)

1.05% (7)	01/16/61	125,002,626	9,699,529

Government National Mortgage Association Series 2021-2, Class AH

1.50%	06/16/63	92,194,270	68,551,723

Government National Mortgage Association Series 2021-21, Class AH

1.40%	06/16/63	64,529,432	49,020,474

Government National Mortgage Association Series 2021-31 (I/O)

0.94% (7)	01/16/61	107,280,181	7,365,471

Government National Mortgage Association Series 2021-31, Class B

1.25%	01/16/61	70,152,298	51,233,079

Government National Mortgage Association Series 2022-32 (I/O)

0.53% (7)	02/01/62	259,919,931	9,120,044

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $252,106,056)			229,220,793

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—9.3%

Aames Mortgage Trust Series 2002-1, Class A3

7.40%	06/25/32	12,657	12,282

ABFC Trust Series 2006-OPT3, Class A3B

4.11% (1 mo. USD Term SOFR + 0.434%) (2)	11/25/36	36,582,126	14,731,373

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ABFC Trust Series 2007-WMC1, Class A2A

4.54% (1 mo. USD Term SOFR + 0.864%) (2)	06/25/37	$18,009,937	$15,484,405

ABFC Trust Series 2007-WMC1, Class A2B

4.79% (1 mo. USD Term SOFR + 1.114%) (2)	06/25/37	13,156,890	11,311,604

ACE Securities Corp. Home Equity Loan Trust Series 2004-IN1, Class A1

4.43% (1 mo. USD Term SOFR + 0.754%) (2)	05/25/34	98,706	94,180

ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A2C

4.09% (1 mo. USD Term SOFR + 0.414%) (2)	06/25/36	2,002,897	1,488,612

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP2, Class A1

4.17% (1 mo. USD Term SOFR + 0.494%) (2)	06/25/37	21,872,001	16,038,686

Adjustable Rate Mortgage Trust Series 2005-10, Class 6A1

4.33% (1 mo. USD Term SOFR + 0.654%) (2)	01/25/36	110,439	105,915

Adjustable Rate Mortgage Trust Series 2007-3, Class 2A1

6.02% (1),(7)	11/25/37	24,102,601	15,150,970

Ajax Mortgage Loan Trust Series 2019-F, Class A1

2.86% (1)	07/25/59	55,037	53,854

American Home Mortgage Assets Trust Series 2006-3, Class 2A1

5.01% (1 yr. MTA + 1.150%) (2)	10/25/46	27,860,137	18,405,279

American Home Mortgage Assets Trust Series 2007-1, Class A1

4.56% (1 yr. MTA + 0.700%) (2)	02/25/47	42,819,441	14,450,761

American Home Mortgage Assets Trust Series 2007-2, Class A1

3.92% (1 mo. USD Term SOFR + 0.239%) (2)	03/25/47	18,490,787	16,854,526

American Home Mortgage Investment Trust Series 2004-3, Class 2A

4.54% (6 mo. USD Term SOFR + 1.928%) (2)	10/25/34	715,622	714,010

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2, Class M1

4.53% (1 mo. USD Term SOFR + 0.849%) (2)	10/25/35	$2,998	$2,994

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M1

4.45% (1 mo. USD Term SOFR + 0.774%) (2)	11/25/35	4,748,042	4,674,754

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE6, Class A5

4.25% (1 mo. USD Term SOFR + 0.574%) (2)	11/25/36	7,497,167	7,392,191

Banc of America Funding Trust Series 2003-2, Class 1A1

6.50%	06/25/32	9,095	9,217

Banc of America Funding Trust Series 2006-D, Class 3A1

4.87% (7)	05/20/36	1,956,662	1,768,556

Banc of America Funding Trust Series 2006-E, Class 2A1

5.48% (7)	06/20/36	18,611	16,860

Banc of America Funding Trust Series 2006-H, Class 3A1

4.06% (7)	09/20/46	374,796	324,949

Banc of America Mortgage Trust Series 2004-F, Class 1A1

5.80% (7)	07/25/34	10,569	10,236

Banc of America Mortgage Trust Series 2005-C, Class 2A2

5.79% (7)	04/25/35	59,597	59,268

Banc of America Mortgage Trust Series 2007-1, Class 1A2

6.00%	03/25/37	293,382	251,582

Banc of America Mortgage Trust Series 2007-3, Class 1A1

6.00%	09/25/37	104,563	86,423

BCAP LLC Trust Series 2007-AA2, Class 2A5

6.00%	04/25/37	201,933	85,886

BCAP LLC Trust Series 2007-AA5, Class A1

5.09% (1 mo. USD Term SOFR + 1.414%) (2)	09/25/47	10,099,237	9,159,684

Bear Stearns ALT-A Trust Series 2005-4, Class 22A

4.67% (7)	05/25/35	4,729	4,639

Bear Stearns ALT-A Trust Series 2006-4, Class 32A1

4.11% (7)	07/25/36	1,172,617	474,042

Bear Stearns ARM Trust Series 2004-10, Class 14A

4.78% (7)	01/25/35	1,436,789	1,413,094

Bear Stearns ARM Trust Series 2006-4, Class 2A1

4.06% (7)	10/25/36	132,727	112,540

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC5, Class 2A3

4.04% (1 mo. USD Term SOFR + 0.364%) (2)	08/25/49	$831,221	$477,728

Bear Stearns Asset-Backed Securities I Trust Series 2006-AC2, Class 21A (PAC)

6.00%	03/25/36	30,926	30,871

Bear Stearns Asset-Backed Securities I Trust Series 2006-HE9, Class 3A

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	11/25/36	1,224,507	1,211,947

Bear Stearns Asset-Backed Securities I Trust Series 2007-AC1, Class A3

6.55%	02/25/37	24,175,528	22,859,833

Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A1

5.50%	01/25/34	320,425	262,804

Bear Stearns Asset-Backed Securities Trust Series 2003-AC7, Class A2

5.75%	01/25/34	288,885	236,883

Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1

4.15% (1 mo. USD Term SOFR + 0.474%) (2)	10/25/36	752,546	673,876

Bear Stearns Mortgage Funding Trust Series 2006-AR5, Class 1A1

4.11% (1 mo. USD Term SOFR + 0.434%) (2)	12/25/46	10,982,166	9,871,265

Bear Stearns Mortgage Funding Trust Series 2007-AR5, Class 1A1

4.13% (1 mo. USD Term SOFR + 0.454%) (2)	06/25/47	1,642,659	1,465,433

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.46%	02/25/37	19,691,107	11,233,396

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2D

3.46%	02/25/37	14,416,822	8,224,519

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2E

3.46%	02/25/37	2,621,677	1,495,616

C-BASS Trust Series 2006-CB7, Class A1

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	10/25/36	28,369,459	20,863,394

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

C-BASS Trust Series 2006-CB9, Class A3

4.09% (1 mo. USD Term SOFR + 0.414%) (2)	11/25/36	$20,673,108	$9,576,823

C-BASS Trust Series 2007-CB1, Class AF4

3.08%	01/25/37	5,629,835	1,528,044

C-BASS Trust Series 2007-CB1, Class AF5

3.08%	01/25/37	10,579,800	2,870,603

C-BASS Trust Series 2007-CB5, Class A2

3.21% (1 mo. USD Term SOFR + 0.454%) (2)	04/25/37	17,359,352	10,376,685

Carrington Mortgage Loan Trust Series 2006-NC3, Class A4

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	08/25/36	46,429,000	39,863,888

Carrington Mortgage Loan Trust Series 2007-RFC1, Class A4

4.23% (1 mo. USD Term SOFR + 0.554%) (2)	10/25/36	22,415,000	20,295,868

Chase Funding Trust Series 2003-5, Class 2A2

4.39% (1 mo. USD Term SOFR + 0.714%) (2)	07/25/33	1,752	1,761

Chase Funding Trust Series 2004-2, Class 2A2

4.29% (1 mo. USD Term SOFR + 0.614%) (2)	02/26/35	2,204	2,133

Chase Mortgage Finance Trust Series 2006-A1, Class 1A2

4.03% (7)	09/25/36	254,963	229,113

Chase Mortgage Finance Trust Series 2006-S3, Class 2A1

5.50%	11/25/21	1,301,032	106,008

Chase Mortgage Finance Trust Series 2007-A2, Class 2A3

6.15% (7)	06/25/35	404,136	407,886

ChaseFlex Trust Series 2006-2, Class A2B

3.99% (1 mo. USD Term SOFR + 0.314%) (2)	09/25/36	3,240,055	2,743,048

CHL Mortgage Pass-Through Trust Series 2001-HYB1, Class 1A1

5.75% (7)	06/19/31	3,334	3,317

CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1

5.43% (7)	08/25/34	400,274	380,422

CHL Mortgage Pass-Through Trust Series 2004-25, Class 1A1

4.45% (1 mo. USD Term SOFR + 0.774%) (2)	02/25/35	46,598	44,347

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CHL Mortgage Pass-Through Trust Series 2004-7, Class 2A1

5.23% (7)	06/25/34	$30,890	$28,657

CHL Mortgage Pass-Through Trust Series 2004-HYB3, Class 1A

6.52% (7)	06/20/34	3,610	3,576

CHL Mortgage Pass-Through Trust Series 2004-HYB4, Class 2A1

5.16% (7)	09/20/34	294,654	287,673

CHL Mortgage Pass-Through Trust Series 2005-11, Class 1A2

4.49% (7)	04/25/35	183,977	171,878

CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1

5.03% (7)	09/25/47	446,461	351,060

CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1

3.68% (7)	03/25/37	720,811	608,835

CIM Trust Series 2020-R1, Class A1

2.85% (1),(7)	10/27/59	96,273,799	89,725,326

CIM Trust Series 2020-R6, Class A1

2.25% (1),(7)	12/25/60	56,600,931	51,878,038

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(7)	12/25/60	33,613,069	30,818,754

CIM Trust Series 2020-R7, Class A1A

2.25% (1),(7)	12/27/61	136,157,048	125,909,392

CIM Trust Series 2021-R1, Class A2

2.40% (1),(7)	08/25/56	45,405,170	41,658,780

CIM Trust Series 2021-R2, Class A2

2.50% (1),(7)	01/25/57	37,971,511	36,729,319

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(7)	06/25/57	121,805,662	113,343,226

CIM Trust Series 2021-R4, Class A1A

2.00% (1),(7)	05/01/61	118,912,015	112,779,075

CIM Trust Series 2021-R5, Class A1

2.00% (1),(7)	08/25/61	30,483,759	26,766,235

CIM Trust Series 2021-R5, Class A1A

2.00% (1),(7)	08/25/61	119,398,183	107,278,326

Citicorp Mortgage Securities, Inc. Series 2005-1, Class 1A1

5.00%	02/25/35	55,792	53,886

Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1

4.05% (1 mo. USD Term SOFR + 0.374%) (2)	11/25/35	76,228	67,432

Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A1

5.37% (7)	03/25/36	5,384,743	3,992,472

Citigroup Mortgage Loan Trust Series 2014-5, Class 2A2

4.79% (1 mo. USD LIBOR + 1.750%) (1),(2)	02/20/36	4,158,689	3,938,749

Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 3A2

4.68% (7)	10/25/35	249,537	224,426

Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A1

7.25%	05/25/36	25,182,300	12,270,950

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Citigroup Mortgage Loan Trust, Inc. Series 2007-6, Class 1A4

4.57% (7)	03/25/37	$78,920	$78,430

Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A1

4.96% (7)	04/25/37	38,206	34,848

Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6

5.50%	02/25/35	16,724,642	16,604,822

Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1

6.50%	11/25/31	1,147	1,172

Countrywide Alternative Loan Trust Series 2005-76, Class 2A1

4.86% (1 yr. MTA + 1.000%) (2)	02/25/36	24,353,721	22,647,297

Countrywide Alternative Loan Trust Series 2005-84, Class 1A1

4.87% (7)	02/25/36	19,468	16,935

Countrywide Alternative Loan Trust Series 2006-HY13, Class 4A1

4.47% (7)	02/25/37	516,750	465,142

Countrywide Alternative Loan Trust Series 2007-J1, Class 2A1

3.99% (1 mo. USD Term SOFR + 0.314%) (2)	03/25/37	517,003	137,027

Countrywide Asset-Backed Certificates Trust Series 2005-13, Class AF4

5.81% (7)	04/25/36	63,042	59,240

Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A2

4.59% (1 mo. USD Term SOFR + 0.914%) (2)	10/25/47	5,303,564	4,931,653

Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2A4

5.13% (7)	08/25/33	2,916	2,863

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-6, Class 8A1

4.50%	07/25/49	2,533	2,182

Credit-Based Asset Servicing & Securitization LLC Series 2003-CB1, Class AF

3.95%	01/25/33	2,037	1,989

Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	10/25/36	6,712,500	6,232,008

CSAB Mortgage-Backed Trust Series 2006-4, Class A6B

6.28%	12/25/36	5,268,016	187,858

CSFB Mortgage-Backed Pass-Through Certificates Series 2004-1, Class 2A1

6.50%	02/25/34	1,244	1,247

CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 6A1

5.88% (7)	06/25/34	22,473	22,238

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CSMC Trust Series 2021-NQM6, Class A1

1.17% (1),(7)	07/25/66	$4,890,972	$4,225,293

CSMC Trust Series 2021-RP11, Class PT

3.71% (1),(7)	10/25/61	188,827,797	157,713,640

CSMC Trust Series 2021-RP11, Class SA (I/O)

0.00% (1),(4)	10/25/61	131,811	128,240

CSMC Trust Series 2022-RPL1, Class PT

4.55% (1),(7)	04/25/61	187,786,485	168,993,077

CSMC Trust Series 2022-RPL1, Class SA (I/O)

0.00% (1),(4)	04/25/61	271,161	266,956

CSMCM Trust Series 2021-RP11, Class CERT

3.78% (1)	10/27/61	7,932,096	6,218,131

CSMCM Trust Series 2022-RPL1, Class CERT

4.23% (1)	04/25/61	7,819,116	6,451,274

Deephaven Residential Mortgage Trust Series 2021-4, Class A1

1.93% (1),(7)	11/25/66	17,031,491	15,121,521

Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A1

4.05% (1 mo. USD Term SOFR + 0.374%) (2)	12/25/36	1,283,517	436,551

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-6, Class 1A7

5.50%	12/25/35	163,441	133,790

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR1, Class 2A1

3.85% (7)	02/25/36	475,754	301,423

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR3, Class A1

4.17% (1 mo. USD Term SOFR + 0.494%) (2)	08/25/36	1,498,005	1,384,749

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR4, Class A2

4.17% (1 mo. USD Term SOFR + 0.494%) (2)	12/25/36	23,558,770	7,392,351

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6

4.17% (1 mo. USD Term SOFR + 0.494%) (2)	02/25/37	260,334	229,700

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-3, Class 1A1

5.48% (1 mo. USD Term SOFR + 1.814%) (2)	10/25/47	15,617,862	12,440,530

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 2A4

4.49% (1 mo. USD Term SOFR + 0.814%) (2)	06/25/37	$12,728,713	$10,911,778

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-OA3, Class A1

3.93% (1 mo. USD Term SOFR + 0.394%) (2)	07/25/47	22,560,303	21,587,841

DSLA Mortgage Loan Trust Series 2004-AR4, Class 2A1

4.51% (1 mo. USD Term SOFR + 0.834%)(2)	01/19/45	852,013	648,645

DSLA Mortgage Loan Trust Series 2005-AR3, Class 2A1

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	07/19/45	49,974	48,909

DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A

3.99% (1 mo. USD Term SOFR + 0.314%) (2)	10/19/36	11,395,182	7,748,384

DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A

3.93% (1 mo. USD Term SOFR + 0.254%) (2)	03/19/37	4,449,975	3,790,373

Equity One Mortgage Pass-Through Trust Series 2002-4, Class M1

5.22% (7)	02/25/33	1,654	1,653

Equity One Mortgage Pass-Through Trust Series 2002-5, Class M1

5.80%	11/25/32	14,032	15,486

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1

7.18% (30 day USD SOFR Average + 3.514%) (1),(2)	10/25/39	9,223,147	9,320,072

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1

6.76% (30 day USD SOFR Average + 3.100%) (1),(2)	10/25/41	5,660,000	5,715,354

First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C

4.11% (1 mo. USD Term SOFR + 0.434%) (2)	10/25/36	8,178,507	5,377,268

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2D

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	10/25/36	$515,717	$338,737

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2B

4.01% (1 mo. USD Term SOFR + 0.334%) (2)	12/25/37	3,948,890	3,678,364

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C

4.11% (1 mo. USD Term SOFR + 0.434%) (2)	12/25/37	10,859,802	10,114,321

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	12/25/37	7,870,831	7,327,078

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/38	45,417,557	24,971,894

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	03/25/37	41,112,018	22,003,008

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B

3.99% (1 mo. USD Term SOFR + 0.314%) (2)	03/25/37	18,388,756	8,705,494

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C

4.09% (1 mo. USD Term SOFR + 0.414%) (2)	03/25/37	10,541,980	5,005,202

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D

4.23% (1 mo. USD Term SOFR + 0.554%) (2)	03/25/37	31,184,387	14,810,622

First Horizon Alternative Mortgage Securities Trust Series 2004-AA2, Class 1A1

5.38% (7)	08/25/34	1,696,391	1,669,715

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1

4.78% (7)	09/25/34	3,907	3,927

First Horizon Alternative Mortgage Securities Trust Series 2004-AA4, Class A1

4.95% (7)	10/25/34	241,246	238,711

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1

5.06% (7)	12/25/35	$5,146,213	$4,253,811

First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1

4.72% (7)	02/25/36	5,124,913	3,039,048

First Horizon Alternative Mortgage Securities Trust Series 2005-AA4, Class 2A1

5.04% (7)	06/25/35	4,860,307	4,548,879

First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1

4.82% (7)	09/25/35	3,422,197	3,054,088

First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1

4.70% (7)	10/25/35	6,155,977	3,309,628

First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1

5.19% (7)	11/25/35	5,213,250	4,550,209

First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1

4.33% (7)	12/25/34	53,527	52,413

First Horizon Mortgage Pass-Through Trust Series 2006-AR4, Class 1A2

4.44% (7)	01/25/37	34,910	15,451

First Horizon Mortgage Pass-Through Trust Series 2007-AR3, Class 1A1

4.53% (7)	11/25/37	65,066	24,867

GMACM Home Equity Loan Trust Series 2000-HE2, Class A1

2.73% (1 mo. USD Term SOFR + 0.554%) (2)	06/25/30	6,665	6,017

GMACM Mortgage Loan Trust Series 2005-AR6, Class 3A1

3.72% (7)	11/19/35	100,583	90,005

GMACM Mortgage Loan Trust Series 2006-AR2, Class 1A1

5.38% (7)	05/19/36	1,454,196	952,752

GreenPoint Mortgage Funding Trust Series 2005-AR4, Class G41

3.99% (1 mo. USD Term SOFR + 0.314%) (2)	10/25/45	5,202,899	4,835,816

GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1

4.15% (1 mo. USD Term SOFR + 0.474%) (2)	01/25/37	7,291,053	6,828,757

GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A

3.75% (1)	10/25/57	10,303,116	10,117,757

GS Mortgage-Backed Securities Trust Series 2023-PJ1, Class A3

3.00% (1),(7)	02/25/53	80,701,075	70,241,239

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSAA Home Equity Trust Series 2005-11, Class 2A2

4.43% (1 mo. USD Term SOFR + 0.754%) (2)	10/25/35	$16,272	$18,418

GSAMP Trust Series 2005-AHL2, Class A2D

4.49% (1 mo. USD Term SOFR + 0.814%) (2)	12/25/35	12,262,852	11,883,498

GSAMP Trust Series 2007-HE2, Class A1

4.26% (1 mo. USD Term SOFR + 0.584%) (2)	03/25/47	57,445,158	43,316,068

GSMSC Resecuritization Trust Series 2015-3R, Class 1B

4.07% (1 mo. USD Term SOFR + 0.394%) (1),(2)	01/26/37	8,818,578	8,045,810

GSR Mortgage Loan Trust Series 2004-9, Class 3A1

4.92% (7)	08/25/34	794	765

GSR Mortgage Loan Trust Series 2004-9, Class 5A7

4.83% (7)	08/25/34	131	131

GSR Mortgage Loan Trust Series 2005-AR5, Class 2A3

4.63% (7)	10/25/35	1,662,423	815,860

GSR Mortgage Loan Trust Series 2005-AR5, Class 2A4

4.63% (5),(7)	10/25/35	19	—

GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5

5.10% (7)	09/25/35	20,481	18,680

GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1

4.92% (7)	05/25/37	1,152,988	577,545

HarborView Mortgage Loan Trust Series 2004-1, Class 2A

5.46% (7)	04/19/34	2,128	2,115

HarborView Mortgage Loan Trust Series 2004-11, Class 3A2

4.47% (1 mo. USD Term SOFR + 0.794%) (2)	01/19/35	126,863	122,493

HarborView Mortgage Loan Trust Series 2004-3, Class 1A

5.32% (7)	05/19/34	20,382	19,425

HarborView Mortgage Loan Trust Series 2005-3, Class 2A1

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	06/19/35	74,455	73,765

HarborView Mortgage Loan Trust Series 2006-1, Class 2A1

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	03/19/36	8,132,342	7,661,730

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

HarborView Mortgage Loan Trust Series 2006-10, Class 1A1

3.99% (1 mo. USD Term SOFR + 0.514%) (2)	11/19/36	$42,634,022	$34,572,675

HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A

4.15% (1 mo. USD Term SOFR + 0.474%) (2)	05/19/46	28,018,362	13,950,682

HarborView Mortgage Loan Trust Series 2006-5, Class 1A1

4.77% (1 yr. MTA + 0.910%) (2)	07/19/47	32,766,217	9,999,469

HarborView Mortgage Loan Trust Series 2006-7, Class 1A

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	09/19/46	43,894,393	39,469,263

HarborView Mortgage Loan Trust Series 2007-7, Class 1A1

5.79% (1 mo. USD Term SOFR + 2.114%) (2)	10/25/37	12,948,595	10,641,756

HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A

5.79% (1 mo. USD Term SOFR + 2.114%) (2)	10/25/37	9,232,206	8,772,372

HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	10/25/36	47,960,670	12,675,861

Impac Secured Assets Trust Series 2006-3, Class A1

4.13% (1 mo. USD Term SOFR + 0.454%) (2)	11/25/36	2,895,834	2,688,025

Impac Secured Assets Trust Series 2006-5, Class 1A1

4.33% (1 mo. USD Term SOFR + 0.654%) (2)	02/25/37	5,084,535	4,643,557

Impac Secured Assets Trust Series 2007-2, Class 1A1

4.29% (1 mo. USD Term SOFR + 0.614%) (2)	05/25/37	23,185,865	19,915,584

IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A2

3.89% (7)	03/25/37	266,960	195,344

IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1

3.35% (7)	11/25/37	1,069,694	881,185

IndyMac INDX Mortgage Loan Trust Series 2004-AR4, Class 1A

4.19% (7)	08/25/34	405,628	387,286

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2

4.65% (1 mo. USD Term SOFR + 0.974%) (2)	09/25/34	$28,506	$25,009

IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1

3.61% (7)	10/25/35	14,517,225	11,602,396

IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	04/25/35	300,636	249,145

IndyMac INDX Mortgage Loan Trust Series 2006-AR19, Class 1A2

3.80% (7)	08/25/36	9,361,299	5,825,579

IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 2A2

4.19% (1 mo. USD Term SOFR + 0.514%) (2)	10/25/36	9,033,137	8,289,435

IndyMac INDX Mortgage Loan Trust Series 2006-AR35, Class 2A3

4.19% (1 mo. USD Term SOFR + 0.514%) (2)	01/25/37	20,906,276	19,180,187

IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 1A1

3.09% (7)	05/25/36	1,493,536	1,226,346

IndyMac INDX Mortgage Loan Trust Series 2006-AR7, Class 2A1

3.74% (7)	05/25/36	15,988,814	10,564,527

IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1

3.29% (7)	06/25/37	1,885,369	1,713,126

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3

6.61%	02/25/28	13,566	13,611

JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1

4.10% (7)	05/25/36	3,377,971	1,765,843

JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A3A

6.33%	07/25/36	26,031,930	6,572,518

JPMorgan Mortgage Acquisition Corp. Series 2006-WF1, Class A6

6.50%	07/25/36	3,630,090	916,006

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1

3.89% (1 mo. USD Term SOFR + 0.214%) (2)	03/25/47	87,531	59,278

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF2

4.15%	03/25/47	5,726,073	3,716,760

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF3

4.15%	05/25/35	4,819,189	3,127,556

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF4

4.15%	03/25/47	$2,190,541	$1,421,074

JPMorgan Mortgage Acquisition Corp. Series 2007-HE1, Class AV4

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	03/25/47	211,569	202,440

JPMorgan Mortgage Trust Series 2003-A2, Class 2A3

5.59% (7)	11/25/33	18,859	17,895

JPMorgan Mortgage Trust Series 2004-A4, Class 1A3

6.74% (7)	09/25/34	9,987	9,832

JPMorgan Mortgage Trust Series 2005-A5, Class TA1

5.77% (7)	08/25/35	21,281	20,486

JPMorgan Mortgage Trust Series 2005-S2, Class 4A3

5.50%	09/25/49	1,497,157	775,645

JPMorgan Mortgage Trust Series 2006-A2, Class 5A3

6.31% (7)	11/25/33	626	626

JPMorgan Mortgage Trust Series 2006-A3, Class 2A1

4.79% (7)	05/25/36	372,179	313,721

JPMorgan Mortgage Trust Series 2006-A3, Class 3A3

4.41% (7)	05/25/36	240,412	196,901

JPMorgan Mortgage Trust Series 2006-A4, Class 1A1

4.92% (7)	06/25/36	200,032	133,016

JPMorgan Mortgage Trust Series 2006-A4, Class 1A4

4.92% (7)	06/25/36	644,838	428,800

JPMorgan Mortgage Trust Series 2006-A5, Class 2A4

5.43% (7)	08/25/36	171,382	134,486

JPMorgan Mortgage Trust Series 2007-A1, Class 5A2

5.82% (7)	07/25/35	283,803	283,779

JPMorgan Mortgage Trust Series 2007-A3, Class 2A3

5.03% (7)	05/25/37	875,423	732,349

JPMorgan Mortgage Trust Series 2007-A3, Class 3A2

4.80% (7)	05/25/37	152,505	132,070

JPMorgan Mortgage Trust Series 2007-A4, Class 2A3

4.74% (7)	06/25/37	185,436	144,513

Lehman ABS Mortgage Loan Trust Series 2007-1, Class 2A2

3.99% (1 mo. USD Term SOFR + 0.314%) (1),(2)	06/25/37	152,290	101,089

Lehman XS Trust Series 2005-7N, Class 1A1

4.33% (1 mo. USD Term SOFR + 0.654%) (2)	12/25/35	186,429	178,975

Lehman XS Trust Series 2006-12N, Class A31A

4.19% (1 mo. USD Term SOFR + 0.514%) (2)	08/25/46	4,970,721	5,383,064

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Lehman XS Trust Series 2006-14N, Class 3A2

4.03% (1 mo. USD Term SOFR + 0.354%) (2)	08/25/36	$13,858	$16,596

Lehman XS Trust Series 2006-5, Class 1A1

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	04/25/36	15,538,462	13,944,576

Lehman XS Trust Series 2006-8, Class 1A1

4.11% (1 mo. USD Term SOFR + 0.274%) (2)	06/25/36	20,158,843	17,970,980

Lehman XS Trust Series 2007-4N, Class 1A3

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	03/25/47	10,431,182	9,302,481

Long Beach Mortgage Loan Trust Series 2004-4, Class M1

4.69% (1 mo. USD Term SOFR + 1.014%) (2)	10/25/34	37,018	36,196

Luminent Mortgage Trust Series 2006-5, Class A1A

4.17% (1 mo. USD Term SOFR + 0.494%) (2)	07/25/36	23,319,217	13,991,309

Luminent Mortgage Trust Series 2006-6, Class A1

4.19% (1 mo. USD Term SOFR + 0.514%) (2)	10/25/46	6,816,126	6,340,012

MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2

4.35% (7)	01/25/34	8,974	8,812

MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1

5.98% (7)	11/25/33	181,011	181,150

MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A1

5.60% (7)	11/21/34	974,579	972,151

MASTR Adjustable Rate Mortgages Trust Series 2004-8, Class 2A1

4.92% (7)	09/25/34	889,828	858,714

MASTR Adjustable Rate Mortgages Trust Series 2006-2, Class 5A1

4.38% (7)	05/25/36	4,287,258	1,289,075

MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class I1A

4.18% (1 mo. USD Term SOFR + 0.504%) (2)	01/25/47	75,773,182	29,187,701

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A3

4.09% (1 mo. USD Term SOFR + 0.414%) (2)	11/25/36	$11,382,589	$3,237,460

MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A4

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	11/25/36	3,161,830	898,392

MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A3

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	05/25/37	7,155,767	6,997,788

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.53% (7)	10/25/32	5,359	5,294

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A1

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	04/25/37	112,298,664	47,807,046

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2B

4.13% (1 mo. USD Term SOFR + 0.454%) (2)	04/25/37	23,171,208	8,441,264

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C

4.29% (1 mo. USD Term SOFR + 0.614%) (2)	04/25/37	48,540,016	17,771,820

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	05/25/37	13,050,546	9,578,902

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2D

4.43% (1 mo. USD Term SOFR + 0.754%) (2)	05/25/37	6,444,926	4,758,128

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C

4.15% (1 mo. USD Term SOFR + 0.474%) (2)	06/25/37	3,465,585	3,477,779

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D

4.29% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/37	$5,164,920	$5,198,773

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A2

4.03% (1 mo. USD Term SOFR + 0.354%) (2)	07/25/37	8,328,363	8,412,356

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3

4.11% (1 mo. USD Term SOFR + 0.434%) (2)	07/25/37	6,104,897	6,192,999

Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A

6.73% (7)	10/25/33	101,873	100,846

Merrill Lynch Mortgage Investors Trust Series 2004-A4, Class A1

5.09% (7)	08/25/34	356,436	341,023

Merrill Lynch Mortgage Investors Trust Series 2005-A10, Class A

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	02/25/36	2,385	2,365

Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2B

3.81%	03/25/37	25,796,462	4,798,893

Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A2D

3.81%	03/25/37	20,190,003	3,751,103

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1

5.92% (1 yr. CMT + 2.400%) (2)	08/25/36	1,161,393	1,001,324

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	766,931	766,573

Mid-State Capital Corp. Trust Series 2006-1, Class A

5.79% (1)	10/15/40	3,160,946	3,178,076

Mid-State Trust XI Series 11, Class A1

4.86%	07/15/38	20,605	20,616

Morgan Stanley Mortgage Loan Trust Series 2004-11AR, Class 1A1

4.11% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/35	35,625	34,154

Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4

4.87% (7)	09/25/34	150,337	147,873

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley Mortgage Loan Trust Series 2005-2AR, Class A

4.05% (1 mo. USD Term SOFR + 0.374%) (2)	04/25/35	$412,430	$412,156

Morgan Stanley Mortgage Loan Trust Series 2006-7, Class 5A2

5.96% (7)	06/25/36	607,415	159,186

MortgageIT Trust Series 2005-1, Class 1A1

4.43% (1 mo. USD Term SOFR + 0.754%) (2)	02/25/35	753,294	751,574

MortgageIT Trust Series 2005-4, Class A1

4.35% (1 mo. USD Term SOFR + 0.674%) (2)	10/25/35	759,144	763,006

MortgageIT Trust Series 2005-5, Class A1

4.31% (1 mo. USD Term SOFR + 0.634%) (2)	12/25/35	204,662	204,953

Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4

4.29% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/37	2,747,983	2,698,422

NLT Trust Series 2021-INV3, Class PT

0.00% (1),(4)	11/25/56	128,501,469	119,726,130

Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5

8.16% (7)	09/15/29	20,571,005	2,125,075

OBX Trust Series 2021-NQM4, Class A1

1.96% (1),(7)	10/25/61	3,942,249	3,406,925

Ownit Mortgage Loan Trust Series 2006-4, Class A1

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	05/25/37	520,895	519,670

Ownit Mortgage Loan Trust Series 2006-4, Class A2D

4.27% (1 mo. USD Term SOFR + 0.594%) (2)	05/25/37	13,509,305	11,429,199

Popular ABS Mortgage Pass-Through Trust Series 2005-6, Class A5

3.26%	01/25/36	14,224,803	13,786,365

Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3

4.10% (1 mo. USD Term SOFR + 0.424%) (2)	06/25/47	14,876,222	14,043,020

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Popular ABS, Inc. Series 1998-1, Class A2

7.48%	11/25/29	$43,247	$41,152

RALI Trust Series 2005-QO5, Class A1

4.86% (1 yr. MTA + 1.000%) (2)	01/25/46	2,945,507	2,284,830

RALI Trust Series 2006-QA1, Class A11

4.97% (7)	01/25/36	71,856	52,240

RALI Trust Series 2006-QA1, Class A21

4.97% (7)	01/25/36	6,653,351	4,461,937

RALI Trust Series 2006-QA7, Class 2A1

4.16% (1 mo. USD Term SOFR + 0.484%) (2)	08/25/36	10,907,492	10,134,311

RALI Trust Series 2006-QS10, Class AV (I/O)

0.57% (7)	08/25/36	9,464,268	180,255

RALI Trust Series 2006-QS12, Class 2A9

4.17% (1 mo. USD Term SOFR + 0.494%) (2)	09/25/36	95,922	70,293

RALI Trust Series 2006-QS2, Class 1AV (I/O)

0.48% (7)	02/25/36	35,239,303	588,454

RALI Trust Series 2006-QS7, Class AV (I/O)

0.75% (7)	06/25/36	15,369,044	404,635

RALI Trust Series 2006-QS8, Class AV (I/O)

0.79% (7)	08/25/36	38,714,778	1,076,623

RALI Trust Series 2007-QS1, Class 2A4

4.34% (1 mo. USD Term SOFR + 0.664%) (2)	01/25/37	7,711,923	5,305,053

RALI Trust Series 2007-QS10, Class AV (I/O)

0.48% (7)	09/25/37	30,432,993	591,852

RALI Trust Series 2007-QS4, Class 3AV (I/O)

0.38% (7)	03/25/37	17,480,096	320,884

RALI Trust Series 2007-QS5, Class AV (I/O)

0.28% (7)	03/25/37	20,948,926	237,913

RALI Trust Series 2007-QS6, Class AV (I/O)

0.35% (7)	04/25/37	47,436,151	614,426

RALI Trust Series 2007-QS7, Class 2AV (I/O)

0.37% (7)	06/25/37	18,061,901	194,416

RALI Trust Series 2007-QS8, Class AV (I/O)

0.45% (7)	06/25/37	41,050,772	709,866

Residential Asset Mortgage Products Trust Series 2004-SL3, Class A4

8.50%	12/25/31	7,605	3,359

Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1

4.29% (1 mo. USD Term SOFR + 0.444%) (2)	04/25/36	30,041	29,976

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Residential Asset Securitization Trust Series 2004-IP2, Class 1A1

5.97% (7)	12/25/34	$96,486	$96,314

Residential Asset Securitization Trust Series 2004-IP2, Class 2A1

3.75% (7)	12/25/34	8,952	8,252

Residential Asset Securitization Trust Series 2004-IP2, Class 3A1

5.95% (7)	12/25/34	169,218	166,966

Residential Asset Securitization Trust Series 2006-A7CB, Class 1A3

6.25%	07/25/36	1,382,862	1,011,556

Residential Funding Mortgage Securities I Trust Series 2005-SA5, Class 1A

3.77% (7)	11/25/35	1,399,831	626,221

RFMSI Trust Series 2006-SA3, Class 3A1

5.51% (7)	09/25/36	31,063	27,491

RFMSI Trust Series 2006-SA4, Class 2A1

5.43% (7)	11/25/36	23,648	20,108

RFMSI Trust Series 2007-SA2, Class 2A2

5.38% (7)	04/25/37	634,941	547,950

Saxon Asset Securities Trust Series 2007-2, Class A2C

4.03% (1 mo. USD Term SOFR + 0.354%) (2)	05/25/47	133,948	99,480

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2

2.80%	01/25/36	4,835,156	4,148,613

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB5, Class A3

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	06/25/36	163,109	111,586

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2A

4.01% (1 mo. USD Term SOFR + 0.334%) (2)	02/25/37	4,758,215	1,916,694

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2B

4.33% (1 mo. USD Term SOFR + 0.654%) (2)	02/25/37	23,554,651	9,486,994

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2

4.25% (1 mo. USD Term SOFR + 0.574%) (2)	02/25/37	30,552,775	13,683,008

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2A

4.05% (1 mo. USD Term SOFR + 0.374%) (2)	05/25/37	9,188,716	7,209,550

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR5, Class A2C

4.49% (1 mo. USD Term SOFR + 0.814%) (2)	05/25/37	$6,930,050	$5,436,659

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B

4.09% (1 mo. USD Term SOFR + 0.414%) (2)	12/25/36	23,024,200	11,420,505

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B

4.07% (1 mo. USD Term SOFR + 0.394%) (2)	01/25/37	11,461,337	10,032,194

Sequoia Mortgage Trust Series 2003-8, Class A1

4.43% (1 mo. USD Term SOFR + 0.754%) (2)	01/20/34	216	212

Sequoia Mortgage Trust Series 2004-4, Class A

4.68% (6 mo. USD Term SOFR + 0.948%) (2)	05/20/34	32,929	31,237

SG Mortgage Securities Trust Series 2007-NC1, Class A2

4.27% (1 mo. USD Term SOFR + 0.594%) (1),(2)	12/25/36	10,736,086	6,374,990

STARM Mortgage Loan Trust Series 2007-3, Class 1A1

6.56% (7)	06/25/37	962,531	435,446

Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 3A3

5.80% (7)	02/25/34	2,544	2,511

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

4.62% (7)	09/25/34	871,816	855,047

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A

5.18% (7)	10/25/34	10,698	10,290

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A

5.31% (7)	10/25/34	1,462,463	1,445,048

Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A

5.72% (7)	10/25/34	869,360	847,393

Structured Adjustable Rate Mortgage Loan Trust Series 2004-17, Class A1

3.99% (7)	11/25/34	18,180	16,541

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust Series 2004-20, Class 1A2

4.63% (7)	01/25/35	$174,566	$169,196

Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1

4.74% (7)	06/25/35	179,093	150,782

Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 7A3

4.39% (7)	09/25/35	8,512,034	4,695,718

Structured Adjustable Rate Mortgage Loan Trust Series 2006-12, Class 1A1

4.11% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/37	11,259,023	11,167,483

Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1A

4.35% (1 mo. USD Term SOFR + 0.674%) (2)	02/25/36	182,133	156,052

Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A3

5.67% (1 yr. MTA + 2.000%) (2)	02/25/36	5,875,242	5,080,429

Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1A

4.21% (1 mo. USD Term SOFR + 0.534%) (2)	08/25/36	7,859,401	6,631,067

Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A1B

3.91% (1 mo. USD Term SOFR + 0.234%) (2)	10/25/36	6,734,200	5,900,340

Structured Asset Mortgage Investments II Trust Series 2007-AR6, Class A1

5.36% (1 yr. MTA + 1.500%) (2)	08/25/47	66,377,086	57,487,574

Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5

5.09% (7)	09/25/33	44,037	42,820

Structured Asset Securities Corp. Trust Series 2005-5, Class 2A4

5.50%	04/25/35	615,992	579,115

Thornburg Mortgage Securities Trust Series 2004-4, Class 2A

5.22% (7)	12/25/44	47,715	46,026

Wachovia Mortgage Loan Trust LLC Series 2006-ALT1, Class A3

1.68% (1 mo. USD Term SOFR + 0.574%) (2)	01/25/37	8,706,893	2,949,440

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wachovia Mortgage Loan Trust LLC Series 2006-AMN1, Class A3

1.75% (1 mo. USD Term SOFR + 0.594%) (2)	08/25/36	$13,732,915	$4,413,674

WaMu Asset-Backed Certificates Trust Series 2007-HE1, Class 2A2

4.01% (1 mo. USD Term SOFR + 0.334%) (2)	01/25/37	2,620,522	1,184,152

WaMu Asset-Backed Certificates Trust Series 2007-HE1, Class 2A4

4.25% (1 mo. USD Term SOFR + 0.574%) (2)	01/25/37	8,120,297	3,667,960

WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1

6.11% (7)	06/25/33	656,293	647,041

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR3, Class A2

5.30% (7)	06/25/34	9,807	9,398

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR1, Class A1A

4.43% (1 mo. USD Term SOFR + 0.754%) (2)	01/25/45	227,510	223,018

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1

4.37% (1 mo. USD Term SOFR + 0.694%) (2)	10/25/45	1,388,856	1,353,591

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1

4.69% (7)	12/25/35	843,296	790,195

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1

4.31% (1 mo. USD Term SOFR + 0.634%) (2)	11/25/45	10,753,231	10,199,036

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR17, Class A1A

4.33% (1 mo. USD Term SOFR + 0.654%) (2)	12/25/45	4,821,501	4,488,313

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR19, Class A1A

4.37% (1 mo. USD Term SOFR + 0.694%) (2)	12/25/45	4,058,357	4,060,340

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A

4.41% (1 mo. USD Term SOFR + 0.734%) (2)	01/25/45	$209,075	$210,421

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2

4.45% (1 mo. USD Term SOFR + 0.774%) (2)	01/25/45	17,780	17,889

4.55% (1 mo. USD Term SOFR + 0.874%) (2)	01/25/45	742,425	747,771

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR6, Class 2A1

4.25% (1 mo. USD Term SOFR + 0.574%) (2)	04/25/45	36,862	36,022

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR8, Class 1A1

4.33% (1 mo. USD Term SOFR + 0.654%) (2)	07/25/45	47,294	46,254

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR10, Class 1A4

4.44% (7)	09/25/36	5,141,726	4,554,286

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 3A1

4.14% (7)	12/25/36	287,173	261,303

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A

4.86% (1 yr. MTA + 1.000%) (2)	02/25/46	6,766,754	6,299,346

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR4, Class 1A1

4.02% (1 yr. MTA + 0.940%) (2)	05/25/46	2,302,589	2,109,207

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A

4.84% (1 yr. MTA + 0.980%) (2)	07/25/46	3,570,104	3,448,707

WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY7, Class 4A2

4.65% (7)	07/25/37	116,595	107,389

WaMu Mortgage Pass-Through Certificates Trust Series 2007-OA1, Class A1A

4.56% (1 yr. MTA + 0.700%) (2)	02/25/47	6,138,427	5,765,642

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-3, Class 2A3

4.34% (1 mo. USD Term SOFR + 0.664%) (2)	05/25/35		$906,486	$729,515

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB1

4.29% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/35		1,896,096	1,655,660

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1

5.98% (7)	11/25/30		8,092	8,127

Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1

6.25%	11/25/37		56,868	48,830

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR1, Class 1A1

6.02% (7)	03/25/36		886,755	899,414

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $3,350,786,787)				2,764,048,298

CORPORATE BONDS — 16.9%

Aerospace/Defense — 0.0%

General Electric Co.

4.30% (3 mo. USD Term SOFR + 0.642%) (2)	05/05/26		1,785,000	1,786,089

Agriculture — 0.0%

Altria Group, Inc.

3.70%	02/04/51		995,000	685,923

British American Tobacco PLC (United Kingdom)

4.75% (5 yr. EURIBOR ICE Swap + 2.284%) (2),(9),(10),(11)	12/31/99	EUR	800,000	901,177

Imperial Brands Finance PLC (United Kingdom)

3.50% (1)	07/26/26		4,997,000	4,984,708

4.50% (1)	06/30/28		3,310,000	3,312,979

				9,884,787

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Airlines — 0.4%

American Airlines Pass-Through Trust Series 2017-2, Class AA

3.35%	04/15/31		$11,848,989	$11,401,808

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29		60,499,990	58,561,570

JetBlue Airways Corp./JetBlue Loyalty LP

9.88% (1)	09/20/31		1,832,000	1,733,200

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34		7,165,481	6,763,211

United Airlines Pass-Through Trust Series 2018-1, Class AA

3.50%	09/01/31		21,685,012	20,935,578

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37		20,159,483	20,773,138

				120,168,505

Auto Manufacturers — 0.2%

Volkswagen Bank GmbH (Germany)

3.63% (9),(11)	10/02/32	EUR	10,000,000	11,211,135

3.75% (9),(11)	12/10/32	EUR	8,000,000	9,019,881

Volkswagen Financial Services Australia Pty. Ltd. (Germany)

5.11% (9),(11)	06/13/29	AUD	6,200,000	4,148,035

Volkswagen Group of America Finance LLC (Germany)

5.65% (1)	03/25/32		4,800,000	4,877,184

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (2),(9),(10)	09/06/32	EUR	12,500,000	15,948,894

				45,205,129

Auto Parts & Equipment — 0.0%

Robert Bosch Finance LLC

3.25% (9),(11)	05/28/31	EUR	100,000	112,834

Robert Bosch GmbH

4.38% (9)	06/02/43	EUR	6,000,000	6,633,698

				6,746,532

Banks — 2.5%

Bank of America Corp.

1.73% (1 day USD SOFR + 0.960%) (2)	07/22/27		38,542,000	38,222,101

2.09% (1 day USD SOFR + 1.060%) (2)	06/14/29		110,562,000	105,159,941

2.30% (1 day USD SOFR + 1.220%) (2)	07/21/32		2,000	1,766

2.69% (1 day USD SOFR + 1.320%) (2)	04/22/32		4,000	3,631

3.42% (3 mo. USD Term SOFR + 1.302%) (2)	12/20/28		1,587,000	1,559,228

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

3.97% (3 mo. USD Term SOFR + 1.332%) (2)	03/05/29	$336,000	$333,094

4.58% (3 mo. USD Term SOFR + 0.912%) (2)	12/01/26	50,000,000	50,158,000

5.47% (1 day USD SOFR + 1.650%) (2)	01/23/35	525,000	535,768

Citibank NA

4.91%	05/29/30	9,015,000	9,160,863

Citigroup, Inc.

1.46% (1 day USD SOFR + 0.770%) (2)	06/09/27	22,971,000	22,838,457

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32	14,658,000	12,947,705

3.06% (1 day USD SOFR + 1.351%) (2)	01/25/33	4,000	3,613

Goldman Sachs Group, Inc.

1.54% (1 day USD SOFR + 0.818%) (2)	09/10/27	75,070,000	74,100,846

1.95% (1 day USD SOFR + 0.913%) (2)	10/21/27	1,337,000	1,318,710

2.38% (1 day USD SOFR + 1.248%) (2)	07/21/32	4,000	3,531

4.15% (1 day USD SOFR + 0.900%) (2)	10/21/29	6,675,000	6,614,191

5.02% (1 day USD SOFR + 1.420%) (2)	10/23/35	10,436,000	10,250,761

5.54% (1 day USD SOFR + 1.380%) (2)	01/28/36	5,605,000	5,701,462

HSBC Holdings PLC (United Kingdom)

2.21% (1 day USD SOFR + 1.285%) (2)	08/17/29	2,000	1,893

JPMorgan Chase & Co.

1.47% (1 day USD SOFR + 0.765%) (2)	09/22/27	14,377,000	14,180,466

1.58% (1 day USD SOFR + 0.885%) (2)	04/22/27	19,179,000	19,147,930

1.95% (1 day USD SOFR + 1.065%) (2)	02/04/32	9,805,000	8,644,480

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

2.07% (1 day USD SOFR + 1.015%) (2)	06/01/29	$3,013,000	$2,866,930

2.18% (1 day USD SOFR + 1.890%) (2)	06/01/28	2,490,000	2,427,227

2.55% (1 day USD SOFR + 1.180%) (2)	11/08/32	20,371,000	18,140,375

2.58% (3 mo. USD Term SOFR + 1.250%) (2)	04/22/32	19,039,000	17,228,581

2.95% (1 day USD SOFR + 1.170%) (2)	02/24/28	23,236,000	22,941,600

2.96% (1 day USD SOFR + 1.260%) (2)	01/25/33	7,747,000	7,027,923

3.70% (3 mo. USD Term SOFR + 1.422%) (2)	05/06/30	2,876,000	2,806,142

4.01% (3 mo. USD Term SOFR + 1.382%) (2)	04/23/29	2,671,000	2,648,938

4.45% (3 mo. USD Term SOFR + 1.592%) (2)	12/05/29	8,325,000	8,335,989

5.01% (1 day USD SOFR + 1.310%) (2)	01/23/30	10,505,000	10,654,486

5.50% (1 day USD SOFR + 1.315%) (2)	01/24/36	2,715,000	2,782,060

Morgan Stanley

1.51% (1 day USD SOFR + 0.858%) (2)	07/20/27	1,000,000	990,860

1.79% (1 day USD SOFR + 1.034%) (2)	02/13/32	4,798,000	4,161,449

1.93% (1 day USD SOFR + 1.020%) (2)	04/28/32	2,890,000	2,505,283

2.24% (1 day USD SOFR + 1.178%) (2)	07/21/32	28,402,000	24,877,312

2.51% (1 day USD SOFR + 1.200%) (2)	10/20/32	455,000	402,120

2.94% (1 day USD SOFR + 1.290%) (2)	01/21/33	2,483,000	2,232,937

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

5.32% (1 day USD SOFR + 1.555%) (2)	07/19/35	$2,325,000	$2,330,929

5.83% (1 day USD SOFR + 1.580%) (2)	04/19/35	235,000	244,017

Morgan Stanley Bank NA

5.02% (1 day USD SOFR + 0.906%) (2)	01/12/29	17,635,000	17,830,043

Morgan Stanley Private Bank NA

4.20% (1 day USD SOFR + 0.780%) (2)	11/17/28	5,000,000	4,983,700

4.47% (1 day USD SOFR + 1.020%) (2)	11/19/31	32,433,000	31,958,181

4.73% (1 day USD SOFR + 1.080%) (2)	07/18/31	3,277,000	3,268,742

PNC Financial Services Group, Inc.

5.07% (1 day USD SOFR + 1.933%) (2)	01/24/34	3,000	3,006

5.58% (1 day USD SOFR + 1.394%) (2)	01/29/36	300,000	306,687

5.68% (1 day USD SOFR + 1.902%) (2)	01/22/35	1,465,000	1,508,511

Santander U.K. Group Holdings PLC (United Kingdom)

2.47% (1 day USD SOFR + 1.220%) (2)	01/11/28	7,952,000	7,820,712

3.82% (3 mo. USD LIBOR + 1.400%) (2)	11/03/28	2,200,000	2,172,478

U.S. Bancorp

4.65% (1 day USD SOFR + 1.230%) (2)	02/01/29	70,000	70,296

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28	61,030,000	59,575,655

2.88% (3 mo. USD Term SOFR + 1.432%) (2)	10/30/30	69,972,000	66,044,472

3.35% (1 day USD SOFR + 1.500%) (2)	03/02/33	2,000	1,836

4.90% (1 day USD SOFR + 2.100%) (2)	07/25/33	3,000	2,987

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

5.57% (1 day USD SOFR + 1.740%) (2)	07/25/29		$14,844,000	$15,183,779

				727,224,680

Beverages — 0.1%

Bacardi Ltd.

5.15% (1)	05/15/38		2,881,000	2,675,095

Coca-Cola HBC Finance BV (Italy)

4.00% (9),(11)	10/01/33	EUR	12,100,000	14,067,650

Maple Parent Holdings Corp.

4.73% (9),(11)	03/26/35	EUR	8,625,000	9,934,941

4.73% (1)	03/26/35	EUR	9,980,000	11,495,735

				38,173,421

Biotechnology — 0.0%

Amgen, Inc.

5.65%	02/19/56		4,705,000	4,561,121

Illumina, Inc.

2.55%	03/23/31		200,000	179,324

Royalty Pharma PLC

1.75%	09/02/27		1,295,000	1,248,484

				5,988,929

Chemicals — 0.2%

FIS Fabbrica Italiana Sintetici SpA

5.28% (3 mo. EUR EURIBOR + 3.250%) (1),(2)	02/05/31	EUR	3,800,000	4,301,432

International Flavors & Fragrances, Inc.

1.83% (1)	10/15/27		1,615,000	1,549,657

2.30% (1)	11/01/30		48,565,000	43,244,219

3.27% (1)	11/15/40		10,351,000	7,753,623

Novonesis Novozymes B (Denmark)

4.00% (9),(11)	03/19/37	EUR	10,000,000	11,408,622

				68,257,553

Commercial Services — 0.2%

AA Bond Co. Ltd. (United Kingdom)

5.50% (9)	07/31/50	GBP	7,537,000	9,645,934

Dalrymple Bay Finance Pty. Ltd. (Australia)

6.23% (11)	03/24/31	AUD	19,170,000	13,152,249

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31		3,500,000	3,396,155

Rollins, Inc.

5.25%	02/24/35		8,000,000	7,989,120

VT Topco, Inc.

8.50% (1)	08/15/30		10,122,000	10,303,285

				44,486,743

Issues	Maturity Date	Principal Amount		Value

Computers — 0.1%

Dell International LLC/EMC Corp.

5.00%	04/01/30		$24,890,000	$25,211,330

Diversified Financial Services — 0.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		11,203,000	11,076,630

3.00%	10/29/28		58,242,000	56,095,782

Air Lease Corp.

2.20%	01/15/27		18,695,000	18,358,677

3.25%	10/01/29		2,090,000	1,984,601

4.63%	10/01/28		2,000,000	1,991,280

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (2)	07/20/33		15,935,000	15,993,003

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		53,870,000	52,093,368

3.25% (1)	02/15/27		5,900,000	5,843,773

Lseg U.S. Fin Corp. (United Kingdom)

5.25% (1)	03/23/36		11,895,000	11,785,923

				175,223,037

Electric — 2.1%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56		26,430,000	25,699,739

Alliant Energy Finance LLC

3.60% (1)	03/01/32		4,515,000	4,176,601

5.95% (1)	03/30/29		4,120,000	4,274,459

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (2)	03/15/56		58,030,000	57,317,392

6.05% (5 yr. CMT + 1.940%) (2)	03/15/56		11,615,000	11,524,287

Amprion GmbH (Germany)

4.00% (9)	05/21/44	EUR	3,800,000	4,059,746

4.07% (9),(11)	01/15/38	EUR	11,300,000	12,805,942

Appalachian Power Co.

5.65%	04/01/34		18,900,000	19,493,460

Arizona Public Service Co.

6.35%	12/15/32		2,444,000	2,624,856

Ausgrid Finance Pty. Ltd. (Australia)

5.95% (9),(11)	12/10/35	AUD	14,370,000	9,627,655

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56		39,005,000	38,591,547

Comision Federal de Electricidad (Mexico)

3.35% (9)	02/09/31		3,368,000	3,014,528

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (2)	02/15/56		$11,960,000	$11,883,815

6.20% (5 yr. CMT + 2.006%) (2),(11)	02/15/56		35,570,000	35,292,198

Duke Energy Carolinas LLC

4.00%	09/30/42		1,239,000	1,017,764

Duke Energy Florida LLC

5.88%	11/15/33		2,409,000	2,559,370

Electricite de France SA

2.00% (9),(11)	12/09/49	EUR	50,000,000	34,281,402

4.38% (5 yr. EURIBOR ICE Swap + 2.074%) (2),(9),(10),(11)	12/31/99	EUR	14,200,000	15,890,361

5.64% (9),(11)	08/28/35	AUD	9,200,000	6,027,110

6.38% (1)	01/13/55		1,885,000	1,922,210

EnBW International Finance BV (Germany)

5.79% (9),(11)	02/26/36	AUD	6,690,000	4,430,822

Enel SpA (Italy)

4.50% (5 yr. EURIBOR ICE Swap + 1.821%) (9),(2),(10),(11)	10/14/34	EUR	15,537,000	16,961,530

Entergy Corp.

5.88% (5 yr. CMT + 2.179%) (2)	06/15/56		31,755,000	31,348,854

6.10% (5 yr. CMT + 2.013%) (2)	06/15/56		11,840,000	11,675,069

FirstEnergy Pennsylvania Electric Co.

3.25% (1)	03/15/28		125,000	122,253

4.30% (1)	01/15/29		13,381,000	13,298,305

FirstEnergy Transmission LLC

2.87% (1)	09/15/28		40,514,000	38,997,156

Jersey Central Power & Light Co.

2.75% (1)	03/01/32		820,000	737,295

6.40%	05/15/36		1,404,000	1,504,905

MVM Energetika Zrt (Hungary)

6.50% (9)	03/13/31		2,988,000	3,084,722

Network Finance Co. Pty. Ltd. (Australia)

3.50% (9),(11)	09/05/33	EUR	6,215,000	6,965,787

Niagara Mohawk Power Corp.

3.03% (1)	06/27/50		3,543,000	2,217,705

4.28% (1)	10/01/34		4,375,000	4,071,900

Public Service Co. of Oklahoma

5.45%	01/15/36		12,140,000	12,239,062

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

RTE Reseau de Transport d’Electricite SADIR (France)

3.75% (9)	04/30/44	EUR	4,800,000	$5,069,476

South Eastern Power Networks PLC (United Kingdom)

4.10% (9),(11)	03/17/38	EUR	1,000,000	1,142,233

Southern Co.

3.75% (5 yr. CMT + 2.915%) (2)	09/15/51		65,307,000	64,758,421

6.00% (5 yr. CMT + 1.993%) (2)	04/01/58		37,690,000	37,900,687

Southwestern Electric Power Co.

2.75%	10/01/26		26,488,000	26,293,313

5.20%	04/01/36		6,595,000	6,489,612

5.30%	04/01/33		29,341,000	29,808,696

				621,202,245

Electronics — 0.0%

Amphenol Technologies Holding GmbH

3.63%	03/30/31	EUR	1,830,000	2,117,613

Energy-Alternate Sources — 0.0%

Alta Wind Holdings LLC

7.00% (1)	06/30/35		2,923,028	2,783,541

Engineering & Construction — 0.1%

Cellnex Finance Co. SA (Spain)

3.88% (9),(11)	01/19/36	EUR	8,300,000	9,191,630

Heathrow Funding Ltd. (United Kingdom)

3.88% (9)	01/16/38	EUR	9,465,000	10,569,353

5.88% (9)	05/13/43	GBP	4,340,000	5,377,419

				25,138,402

Entertainment — 0.1%

Allwyn Entertainment Financing U.K. PLC (Switzerland)

4.63% (9),(11)	08/15/31	EUR	400,000	443,445

Betclic Everest Group SAS (France)

5.13% (9),(11)	12/10/31	EUR	1,000,000	1,137,970

Discovery Global Holdings, Inc.

5.14%	03/15/52		8,440,000	5,124,768

Flutter Treasury DAC (Ireland)

5.00% (1)	04/29/29	EUR	2,320,000	2,703,604

5.88% (1)	06/04/31		17,745,000	17,553,886

6.13% (9)	06/04/31	GBP	3,000,000	3,842,043

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30		2,115,000	2,029,639

Voyager Parent LLC

9.25% (1)	07/01/32		3,468,000	3,617,471

				36,452,826

Environmental Control — 0.0%

Biffa Group Holdings Ltd, Reg. S (United Kingdom)

7.38% (9),(11)	06/15/31	GBP	200,000	259,064

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Environmental Control (Continued)

Luna 2 5 Sarl (Luxemburg)

5.50% (9)	07/01/32	EUR	1,900,000	$2,161,881

Seche Environnement SACA

5.87% (5 yr. EURIBOR ICE Swap + 3.707%) (2),(9),(10)	01/09/31	EUR	6,200,000	6,975,549

				9,396,494

Food — 0.4%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings

4.38%	02/02/52		20,036,000	15,236,376

Pilgrim’s Pride Corp.

3.50%	03/01/32		56,833,000	51,630,507

6.88%	05/15/34		4,500,000	4,865,535

Smithfield Foods, Inc.

2.63% (1)	09/13/31		14,435,000	12,698,181

3.00% (1)	10/15/30		8,890,000	8,134,795

4.25% (1)	02/01/27		24,855,000	24,842,821

				117,408,215

Gas — 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.50% (1)	06/01/30		2,094,000	2,221,546

Brooklyn Union Gas Co.

4.87% (1)	08/05/32		1,700,000	1,666,714

6.39% (1)	09/15/33		1,120,000	1,194,570

CenterPoint Energy Resources Corp.

5.40%	07/01/34		2,500,000	2,558,450

Nederlandse Gasunie NV (Netherlands)

3.75% (9),(11)	01/15/38	EUR	4,900,000	5,499,723

NiSource, Inc.

5.75% (5 yr. CMT + 2.035%) (2)	07/15/56		45,690,000	45,025,210

Nortegas Energia Grupo SL (Spain)

4.13% (9),(11)	01/21/33	EUR	16,700,000	18,657,173

Piedmont Natural Gas Co., Inc.

2.50%	03/15/31		7,272,000	6,569,379

5.40%	06/15/33		3,070,000	3,153,657

Redexis SA

4.38% (9),(11)	05/30/31	EUR	11,800,000	13,662,850

Southern Co. Gas Capital Corp.

4.40%	05/30/47		50,000	41,021

				100,250,293

Health Care-Products — 0.3%

Medline Borrower LP

3.88% (1)	04/01/29		74,040,000	71,690,711

Issues	Maturity Date	Principal Amount		Value

Health Care-Products (Continued)

Sartorius Finance BV (Germany)

4.50% (9)	09/14/32	EUR	2,000,000	$2,360,765

4.88% (9)	09/14/35	EUR	11,400,000	13,597,170

				87,648,646

Health Care-Services — 1.3%

Centene Corp.

2.50%	03/01/31		3,387,000	2,840,914

2.63%	08/01/31		23,000,000	19,253,300

3.00%	10/15/30		48,742,000	42,721,876

Cigna Group

5.25%	01/15/36		55,025,000	55,180,170

Elevance Health, Inc.

4.60%	09/15/32		10,000,000	9,847,500

5.00%	01/15/36		22,790,000	22,338,302

5.20%	02/15/35		28,644,000	28,646,864

5.38%	06/15/34		9,507,000	9,646,373

Eurofins Scientific SE (Luxemburg)

5.75% (3 mo. EUR EURIBOR + 3.185%) (2),(9),(10),(11)	12/31/99	EUR	100,000	118,309

Fresenius Medical Care U.S. Finance III, Inc. (Germany)

1.88% (1)	12/01/26		67,592,000	66,324,650

HCA, Inc.

2.38%	07/15/31		563,000	497,951

Humana, Inc.

5.55%	05/01/35		49,285,000	48,786,729

Kedrion SpA (Italy)

6.50% (1)	09/01/29		867,000	836,733

ModivCare, Inc.

1.00% (1),(4),(8),(12)	10/01/29		44,324,700	664,871

Molina Healthcare, Inc.

6.25% (1)	01/15/33		4,686,000	4,546,592

6.50% (1)	02/15/31		3,793,000	3,742,477

Premier Health Partners

2.91%	11/15/26		2,229,000	2,199,800

Star Parent, Inc.

9.00% (1)	10/01/30		6,632,000	6,903,514

UnitedHealth Group, Inc.

4.75%	05/15/52		2,910,000	2,450,307

5.63%	07/15/54		23,090,000	22,006,386

Universal Health Services, Inc.

1.65%	09/01/26		45,000,000	44,474,850

				394,028,468

Housewares — 0.0%

Newell Brands, Inc.

7.38%	04/01/36		5,335,000	4,929,540

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Insurance — 0.7%

Acrisure LLC/Acrisure Finance, Inc.

8.25% (1)	02/01/29		$3,300,000	$3,268,782

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

6.50% (1)	10/01/31		1,154,000	1,139,413

7.00% (1)	01/15/31		1,067,000	1,076,710

7.38% (1)	10/01/32		1,157,000	1,137,840

Athene Global Funding

1.61% (1)	06/29/26		31,415,000	31,202,321

Farmers Exchange Capital

7.05% (1)	07/15/28		13,283,000	13,801,967

7.20% (1)	07/15/48		18,415,000	18,693,987

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53		57,061,000	55,644,746

Farmers Exchange Capital III

5.45% (3 mo. USD Term SOFR + 3.716%) (1),(2)	10/15/54		49,425,000	44,741,981

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(2)	11/01/57		23,060,000	19,347,340

Marsh & McLennan Cos., Inc.

4.95%	03/15/36		4,715,000	4,671,811

Teachers Insurance & Annuity Association of America

3.30% (1)	05/15/50		1,135,000	761,267

				195,488,165

Internet — 1.1%

Airbnb, Inc.

5.25%	03/16/36		4,775,000	4,778,008

Alphabet, Inc.

3.50%	11/06/38	EUR	860,000	940,446

4.80%	02/15/36		10,070,000	10,028,109

5.65%	02/15/56		39,710,000	39,600,003

Amazon.com, Inc.

4.85%	03/16/64	EUR	31,395,000	35,967,850

4.88%	03/13/36		49,540,000	49,098,599

5.45%	11/20/55		22,235,000	21,298,684

5.80%	03/13/56		10,235,000	10,214,632

Booking Holdings, Inc.

3.88%	03/21/45	EUR	1,310,000	1,335,410

4.00%	03/01/44	EUR	3,865,000	3,995,057

Cerved Group SpA (Italy)

7.40% (3 mo. EUR EURIBOR + 5.250%) (2),(9)	02/15/29	EUR	2,825,000	2,860,072

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)

Getty Images, Inc.

10.50% (1)	11/15/30		$7,475,000	$6,758,671

Meta Platforms, Inc.

4.88%	11/15/35		37,260,000	36,567,709

5.50%	11/15/45		77,000,000	72,965,200

5.55%	08/15/64		5,000,000	4,504,500

5.63%	11/15/55		9,760,000	9,154,490

				310,067,440

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30		16,598,000	15,602,286

9.75%	01/15/29		11,566,000	11,391,584

10.00% (1)	11/15/29		437,000	430,419

				27,424,289

Iron & Steel — 0.0%

CSN Inova Ventures (Brazil)

6.75% (9)	01/28/28		3,512,000	2,581,039

CSN Resources SA (Brazil)

8.88% (9)	12/05/30		7,451,000	5,244,982

				7,826,021

Lodging — 0.1%

Las Vegas Sands Corp.

5.63%	06/15/28		29,515,000	29,920,831

6.00%	06/14/30		1,130,000	1,164,273

				31,085,104

Machinery-Construction & Mining — 0.1%

Eaton Capital ULC

3.55%	03/10/34	EUR	10,610,000	11,999,536

4.00%	03/10/38	EUR	11,155,000	12,733,130

				24,732,666

Machinery-Diversified — 0.0%

Oregon Tool Lux LP

7.88% (1)	10/15/29		12,270,896	2,156,487

Media — 0.5%

CCO Holdings LLC/CCO Holdings Capital Corp.

7.38% (1)	02/01/36		4,305,000	4,287,048

Charter Communications Operating LLC/Charter Communications Operating Capital

2.80%	04/01/31		10,000,000	8,978,500

3.50%	06/01/41		4,605,000	3,234,736

3.50%	03/01/42		9,605,000	6,581,538

3.90%	06/01/52		18,000	11,470

4.80%	03/01/50		3,458,000	2,570,643

5.13%	07/01/49		14,837,000	11,405,053

5.38%	04/01/38		505,000	453,995

5.85%	12/01/35		29,325,000	28,857,853

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

CSC Holdings LLC

4.50% (1)	11/15/31		$775,000	$460,265

4.63% (1)	12/01/30		4,879,000	1,736,290

5.75% (1)	01/15/30		175,000	66,271

6.50% (1)	02/01/29		41,539,000	26,550,483

11.75% (1)	01/31/29		30,907,000	22,399,539

Time Warner Cable LLC

4.50%	09/15/42		27,580,000	20,743,745

5.50%	09/01/41		6,812,000	5,866,699

5.88%	11/15/40		2,016,000	1,822,907

Virgin Media O2 Vendor Financing Notes VI DAC

8.50% (1)	03/15/33		7,669,000	6,691,893

				152,718,928

Mining — 0.0%

Corp. Nacional del Cobre de Chile

5.13% (9)	02/02/33		8,908,000	8,820,969

Miscellaneous Manufacturers — 0.2%

Dyno Nobel Ltd. (Australia)

5.82% (11)	08/08/35	AUD	13,480,000	8,839,520

Smiths Group PLC (United Kingdom)

3.63% (9),(11)	11/13/33	EUR	20,925,000	23,261,599

Vossloh AG (Germany)

5.38% (-5 yr. EURIBOR ICE Swap + 7.860%) (2),(9),(10),(11)	01/12/33	EUR	18,500,000	21,733,272

				53,834,391

Oil & Gas — 0.2%

Ecopetrol SA (Colombia)

8.88%	01/13/33		11,674,000	12,295,057

KazMunayGas National Co. JSC (Kazakhstan)

3.50% (1)	04/14/33		1,443,000	1,290,432

3.50% (9)	04/14/33		12,735,000	11,388,528

Petroleos Mexicanos

6.75%	09/21/47		4,181,000	3,332,759

Sunoco LP

5.63% (1)	07/15/34		3,735,000	3,678,900

7.88% (5 yr. CMT + 4.230%) (1),(2),(10)	09/18/30		18,486,000	18,863,484

				50,849,160

Oil & Gas Services — 0.1%

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.

4.74%	03/11/46	EUR	13,105,000	14,965,193

Packaging & Containers — 0.5%

Amcor Flexibles North America, Inc.

5.10%	03/17/30		19,322,000	19,539,566

5.50%	03/17/35		3,585,000	3,632,429

Issues	Maturity Date	Principal Amount		Value

Packaging & Containers (Continued)

Amcor U.K. Finance PLC (Australia)

3.75%	02/20/33	EUR	19,140,000	$21,313,885

3.95%	05/29/32	EUR	4,570,000	5,197,575

AptarGroup, Inc.

4.75%	03/30/31		15,050,000	14,952,175

Ardagh Group SA

9.50% (1)	12/01/30		1,200,000	1,255,200

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (1)	12/01/30		4,280,000	3,600,678

Berry Global, Inc.

1.65%	01/15/27		16,949,000	16,599,851

4.88% (1)	07/15/26		38,211,000	38,222,081

5.65%	01/15/34		1,570,000	1,606,283

SIG Combibloc PurchaseCo SARL (Switzerland)

4.00% (9),(11)	04/07/31	EUR	11,810,000	13,507,329

				139,427,052

Pharmaceuticals — 0.6%

1261229 BC Ltd.

10.00% (1)	04/15/32		12,142,000	12,378,162

Bayer U.S. Finance II LLC (Germany)

3.95% (1)	04/15/45		17,489,000	12,744,234

4.38% (1)	12/15/28		4,212,000	4,173,671

4.40% (1)	07/15/44		44,514,000	35,069,910

4.63% (1)	06/25/38		6,729,000	6,010,881

5.50% (1)	07/30/35		3,820,000	3,778,973

CVS Health Corp.

4.78%	03/25/38		11,472,000	10,575,463

5.05%	03/25/48		4,406,000	3,782,771

5.45%	09/15/35		18,857,000	18,933,371

5.88%	06/01/53		13,496,000	12,784,221

6.75% (5 yr. CMT + 2.516%) (2)	12/10/54		14,063,000	14,204,052

7.00% (5 yr. CMT + 2.886%) (2)	03/10/55		17,780,000	18,337,403

Grifols SA (Spain)

7.50% (9)	05/01/30	EUR	5,820,000	6,945,536

Novartis Capital Corp.

4.90%	03/18/36		2,980,000	2,973,742

				162,692,390

Pipelines — 0.1%

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)

2.16% (1)	03/31/34		5,181,299	4,596,693

QazaqGaz NC JSC (Kazakhstan)

4.38% (9)	09/26/27		5,091,000	5,054,956

TransCanada PipeLines Ltd. (Canada)

5.85%	03/15/36		2,878,000	2,999,912

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Pipelines (Continued)

Venture Global Plaquemines LNG LLC

6.50% (1)	06/15/34		$1,574,000	$1,640,139

6.75% (1)	01/15/36		8,185,000	8,670,289

7.50% (1)	05/01/33		5,030,000	5,534,811

				28,496,800

Real Estate — 0.2%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (9)	05/04/28	EUR	13,936,000	15,156,738

Blackstone Property Partners Europe Holdings Sarl (Luxemburg)

3.50% (9),(11)	01/29/31	EUR	11,400,000	12,799,608

CBRE Open-Ended Funds SCA SICAV-SIF (Luxemburg)

4.75% (9)	03/27/34	EUR	2,765,000	3,253,309

DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH

4.88% (9)	08/21/30	EUR	3,200,000	3,673,508

LEG Immobilien SE (Germany)

0.88% (9)	03/30/33	EUR	8,100,000	7,388,699

1.50% (9)	01/17/34	EUR	2,800,000	2,600,639

1.63% (9),(11)	11/28/34	EUR	18,600,000	17,254,031

Vonovia SE (Germany)

5.72% (9),(11)	09/03/35	AUD	13,800,000	8,935,374

				71,061,906

REIT — 1.0%

American Assets Trust LP

3.38%	02/01/31		1,704,000	1,537,451

6.15%	10/01/34		6,925,000	6,871,885

American Homes 4 Rent LP

2.38%	07/15/31		2,845,000	2,507,014

3.38%	07/15/51		7,558,000	4,944,141

5.50%	07/15/34		5,000,000	5,009,750

American Tower Corp.

1.88%	10/15/30		3,336,000	2,946,789

2.90%	01/15/30		2,025,000	1,903,014

4.70%	12/15/32		10,515,000	10,338,769

4.90%	03/15/30		16,040,000	16,179,067

5.55%	07/15/33		975,000	1,002,534

5.90%	11/15/33		27,000,000	28,286,280

Crown Castle, Inc. (REIT)

2.10%	04/01/31		23,220,000	20,241,571

Digital Dutch Finco BV (REIT)

3.88% (9)	07/15/34	EUR	4,155,000	4,583,112

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	24,755,000	27,027,261

Extra Space Storage LP

2.20%	10/15/30		1,090,000	976,825

2.40%	10/15/31		14,348,000	12,569,422

2.55%	06/01/31		1,500,000	1,340,655

3.88%	12/15/27		928,000	919,555

3.90%	04/01/29		1,430,000	1,402,515

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

Federal Realty OP LP (REIT)

7.48%	08/15/26		$18,825,000	$18,990,284

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31		7,310,000	6,920,012

5.30%	01/15/29		13,180,000	13,308,900

5.75%	11/01/37		1,251,000	1,211,206

5.75%	06/01/28		24,498,000	24,902,952

Healthcare Realty Holdings LP

2.40%	03/15/30		2,000	1,827

3.63%	01/15/28		25,359,000	24,851,313

Hudson Pacific Properties LP

3.25%	01/15/30		6,274,000	5,095,366

3.95%	11/01/27		12,220,000	11,579,061

5.95%	02/15/28		3,725,000	3,538,378

LXP Industrial Trust

6.75%	11/15/28		992,000	1,040,995

VICI Properties LP/VICI Note Co., Inc.

4.50% (1)	01/15/28		2,727,000	2,711,156

VICI Properties LP/VICI Notes Co., Inc.

3.88% (1)	02/15/29		6,903,000	6,712,546

4.13% (1)	08/15/30		3,627,000	3,477,423

WP Carey, Inc.

3.75%	05/10/35	EUR	14,448,000	15,593,229

4.25%	07/23/32	EUR	3,655,000	4,224,640

				294,746,898

Retail — 0.3%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		5,120,000	4,623,155

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (1)	04/01/29		5,776,000	5,541,494

9.25% (1)	01/15/31		8,946,000	9,339,266

McDonald’s Corp.

4.00% (9),(11)	05/15/38	EUR	24,920,000	28,122,771

Michaels Cos., Inc.

8.50% (1)	03/15/33		7,622,000	7,431,984

11.00% (1)	03/15/34		1,845,000	1,723,894

Papa John’s International, Inc.

3.88% (1)	09/15/29		9,150,000	8,736,146

Punch Finance PLC

7.88% (9)	12/30/30	GBP	4,105,000	5,403,517

Starbucks Corp.

4.80%	05/15/30		12,035,000	12,188,326

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (1)	12/15/35		9,890,000	9,636,124

				92,746,677

Semiconductors — 0.1%

Foundry JV Holdco LLC

5.50% (1)	01/25/31		2,710,000	2,770,840

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Semiconductors (Continued)

Intel Corp.

2.00%	08/12/31		$4,218,000	$3,654,855

3.25%	11/15/49		31,142,000	19,649,356

				26,075,051

Software — 0.8%

Atlassian Corp.

5.50%	05/15/34		3,000,000	2,938,860

Cloud Software Group, Inc.

8.25% (1)	06/30/32		6,483,000	6,165,527

Fiserv, Inc.

5.25%	08/11/35		38,150,000	37,108,505

5.45%	03/15/34		18,510,000	18,421,337

5.63%	08/21/33		17,345,000	17,536,662

Open Text Corp. (Canada)

6.90% (1)	12/01/27		3,061,000	3,146,524

Oracle Corp.

2.88%	03/25/31		6,515,000	5,791,900

3.95%	03/25/51		24,754,000	15,697,997

4.00%	07/15/46		6,250,000	4,216,125

4.00%	11/15/47		5,750,000	3,799,025

4.80%	08/03/28		5,570,000	5,573,064

5.88%	09/26/45		37,312,000	32,233,837

6.55%	02/04/46		9,350,000	8,734,770

6.70%	02/04/56		13,685,000	12,685,037

Paychex, Inc.

5.35%	04/15/32		14,140,000	14,219,184

Salesforce, Inc.

4.90%	09/15/31		12,205,000	12,190,964

5.55%	03/15/36		30,241,000	30,157,232

6.55%	03/15/56		3,205,000	3,215,801

TeamSystem SpA (Italy)

5.00% (9)	07/01/31	EUR	3,945,000	4,204,749

UKG, Inc.

6.88% (1)	02/01/31		5,510,000	5,405,861

				243,442,961

Telecommunications — 0.8%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27		9,869,000	7,301,876

Altice France SA

6.50% (1)	04/15/32		911,472	862,581

6.88% (1)	07/15/32		3,234,000	3,068,387

9.50% (1)	11/01/29		696,328	705,192

Global Switch Finance BV (United Kingdom)

1.38% (9)	10/07/30	EUR	63,777,000	67,860,130

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	03/20/28		120,438,000	121,058,256

T-Mobile USA, Inc.

4.70%	01/15/35		47,915,000	46,369,741

5.15%	04/15/34		450,000	453,623

Issues	Maturity Date	Principal Amount		Value

Telecommunications (Continued)

Vmed O2 U.K. Financing I PLC

7.75% (1)	04/15/32		$1,475,000	$1,416,265

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31		1,074,000	925,047

				250,021,098

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (9)	09/02/30	AUD	17,130,000	10,332,787

6.10% (9)	09/12/31	AUD	4,630,000	3,168,963

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	26,170,000	16,335,604

				29,837,354

Trucking & Leasing — 0.0%

SMBC Aviation Capital Finance DAC (Ireland)

5.10% (1)	04/01/30		4,410,000	4,453,174

5.30% (1)	04/03/29		500,000	508,125

				4,961,299

Water — 0.4%

DWR Cymru Financing U.K. PLC

2.38% (9)	03/31/34	GBP	17,113,000	16,821,819

6.25% (9)	09/08/37	GBP	4,144,000	5,395,561

Severn Trent Utilities Finance PLC (United Kingdom)

4.25% (9),(11)	01/29/40	EUR	35,100,000	39,391,121

South West Water Finance PLC (United Kingdom)

5.25% (9),(11)	09/15/31	GBP	17,935,000	23,194,410

United Utilities Water Finance PLC (United Kingdom)

3.75% (9)	08/07/35	EUR	1,625,000	1,817,129

Yorkshire Water Finance PLC (United Kingdom)

2.75% (9)	04/18/41	GBP	200,000	163,598

6.00% (9),(11)	07/22/33	GBP	10,000,000	13,056,442

6.38% (9)	11/18/34	GBP	18,052,000	24,023,453

				123,863,533

Total Corporate Bonds

(Cost: $5,178,232,623)				5,017,054,850

MUNICIPAL BONDS — 0.0%

City of New York, General Obligation Unlimited

5.99%	12/01/36		1,828,787	1,888,768

Empire State Development Corp., Revenue Bonds

5.77%	03/15/39		100,000	102,513

Jersey City Municipal Utilities Authority, Revenue Bonds

5.47%	05/15/27		125,000	126,257

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds

5.15%	02/01/36		405,000	411,433

University of California, Revenue Bonds

3.93%	05/15/45		6,615,000	6,092,157

Total Municipal Bonds

(Cost: $9,224,860)				8,621,128

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS — 2.8%

Abu Dhabi Government International Bonds

5.50% (1)	04/30/54		$24,989,000	$23,900,979

Brazil Government International Bonds

6.00%	10/20/33		10,519,000	10,540,880

6.13%	03/15/34		7,531,000	7,526,858

6.63%	03/15/35		12,427,000	12,706,359

Colombia Government International Bonds

7.75%	11/07/36		8,680,000	8,886,844

Guatemala Government Bonds

6.25% (9)	08/15/36		25,291,000	25,820,088

6.60% (9)	06/13/36		5,853,000	6,145,826

Hungary Government International Bonds

2.13% (1)	09/22/31		7,284,000	6,178,434

Israel Government International Bonds

5.38%	02/19/30		15,340,000	15,579,151

Kuwait International Government Bonds

4.65% (1),(11)	10/09/35		55,958,000	53,669,318

Mexico Government International Bonds

3.50%	02/12/34		11,840,000	10,056,896

4.75%	04/27/32		1,884,000	1,813,067

4.88%	05/19/33		6,734,000	6,384,236

5.63%	09/22/35		13,699,000	13,249,673

6.35%	02/09/35		7,168,000	7,332,004

New South Wales Treasury Corp.

4.75% (9)	02/20/37	AUD	44,360,000	28,174,599

5.25% (9)	02/24/38	AUD	47,195,000	30,918,741

5.25%	02/22/39	AUD	8,195,000	5,318,704

Oman Government International Bonds

6.25% (1),(11)	01/25/31		15,090,000	15,762,863

Qatar Government International Bonds

4.40% (1)	04/16/50		7,718,000	6,379,622

4.82% (1)	03/14/49		13,524,500	11,927,662

5.10% (1)	04/23/48		7,207,000	6,636,782

Queensland Treasury Corp.

5.00% (9)	07/21/37	AUD	44,360,000	28,519,741

5.25% (9)	08/13/38	AUD	72,600,000	47,240,542

Republic of South Africa Government International Bonds

5.88%	06/22/30		4,438,000	4,468,356

5.88%	04/20/32		8,499,000	8,466,874

Romania Government International Bonds

5.75% (9)	03/24/35		21,718,000	20,516,995

6.63% (9)	05/16/36		23,276,000	23,106,783

Saudi Government International Bonds

4.88% (1),(11)	01/12/36		24,493,000	23,806,216

5.88% (1)	01/12/56		26,461,000	25,184,521

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	41,635,000	19,324,597

5.50%	09/15/39	AUD	5,405,000	3,547,627

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Turkiye Government Bonds

36.00%	08/12/26	TRY	3,144,500,700	$69,552,283

U.K. Gilts

4.38% (9)	03/07/28	GBP	161,820,000	213,460,204

Western Australian Treasury Corp.

5.00% (9),(11)	10/21/37	AUD	62,020,000	40,248,283

Total Foreign Government Bonds

(Cost: $858,218,262)				842,352,608

U.S. TREASURY SECURITIES — 23.1%

U.S. Treasury Bonds

4.63%	02/15/46		920,696,000	887,392,704

4.75% (11)	02/15/56		910,895,000	888,264,952

U.S. Treasury Notes

3.38%	02/29/28		81,368,000	80,738,670

3.50%	02/28/31		195,443,000	191,663,926

3.88%	03/31/28		1,152,187,000	1,154,009,794

3.88%	03/31/31		1,983,235,000	1,977,037,391

4.13% (11)	02/15/36		677,642,000	667,106,788

4.25%	03/31/33		999,795,000	1,006,746,705

Total U.S. Treasury Securities

(Cost: $6,911,964,850)				6,852,960,930

BANK LOANS — 2.1%

Advertising — 0.0%

Advantage Sales & Marketing, Inc. 2026 First Out Term Loan

9.78% (1 mo. USD Term SOFR + 6.000%)(2)	04/19/30		4,155,987	3,155,952

Research Now Group, Inc. 2024 First Lien First Out Term Loan

8.91% (3 mo. USD Term SOFR + 5.000%)(2)	07/15/28		1,212,539	1,195,873

				4,351,825

Aerospace & Defense — 0.1%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.40% (3 mo. USD Term SOFR + 3.750%) (2)	02/11/32		3,465,000	3,480,177

TransDigm, Inc. 2023 Term Loan J

6.17% (1 mo. USD Term SOFR + 2.500%) (2)	02/28/31		3,793,828	3,798,608

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Aerospace & Defense (Continued)

TransDigm, Inc. 2025 Term Loan K

5.92% (1 mo. USD Term SOFR + 2.250%) (2)	03/22/30	$800,018	$800,926

TransDigm, Inc. 2025 Term Loan M

6.17% (1 mo. USD Term SOFR + 2.500%) (2)	08/19/32	5,582,792	5,588,961

			13,668,672

Airlines — 0.0%

SkyMiles IP Ltd. 2025 Repriced Term Loan B

5.17% (3 mo. USD Term SOFR + 1.500%) (2)	10/20/28	7,090,890	7,135,953

Apparel — 0.0%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

5.92% (1 mo. USD Term SOFR + 2.250%) (2)	12/21/28	3,287,879	3,284,904

Auto Parts & Equipment — 0.0%

First Brands Group LLC 2021 Term Loan

0.00% (13)	03/30/27	1,240,215	3,621

First Brands Group LLC 2025 PIK DIP Roll-Up Term Loan B

10.67% (1 mo. USD Term SOFR + 7.000%) (2)	06/29/26	1,422,245	5,419

			9,040

Beverages — 0.1%

Celsius Holdings, Inc. 2025 Term Loan B

6.20% (3 mo. USD Term SOFR + 2.500%) (2)	04/01/32	2,762,579	2,772,939

Naked Juice LLC 2025 FLFO Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (2)	01/24/29	23,489,795	23,425,786

Naked Juice LLC 2025 FLSO Term Loan

7.05% (3 mo. USD Term SOFR + 3.250%) (2)	01/24/29	6,904,736	3,705,530

Naked Juice LLC 2025 FLTO Term Loan

9.80% (3 mo. USD Term SOFR + 6.000%) (2)	01/24/30	2,056,714	454,770

Issues	Maturity Date	Principal Amount	Value

Beverages (Continued)

Primo Brands Corp. 2026 Term Loan B

0.00% (13)	03/19/31	$1,664,443	$1,669,120

			32,028,145

Chemicals — 0.0%

Mativ Holdings, Inc. Delayed Draw Term Loan A

6.27% (1 mo. USD Term SOFR + 2.500%) (2)	05/06/27	3,121,848	3,106,239

Commercial Services — 0.1%

Amspec Parent LLC 2025 Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	12/22/31	4,189,449	4,188,570

CCRR Parent, Inc. Term Loan B

8.18% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	4,595,587	1,318,037

CCRR Parent, Inc. US Acquisition Facility

8.02% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	3,684,108	930,237

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	07/06/29	785,938	789,380

Kelso Industries LLC Term Loan

9.42% (1 mo. USD Term SOFR + 5.750%) (2)	12/30/29	6,190,110	6,174,635

KUEHG Corp. 2025 Term Loan

6.45% (3 mo. USD Term SOFR + 2.750%) (2)	06/12/30	1,766,413	1,589,772

Priority Holdings LLC 2025 Term Loan B

0.00% (13),(2)	08/02/32	5,046,086	4,934,139

Secretariat Advisors LLC 2025 Delayed Draw Term Loan

0.00% (13),(14)	02/28/32	230,355	226,900

Secretariat Advisors LLC 2025 Term Loan B

0.00% (13)	02/28/32	1,892,830	1,864,437

TTF Holdings LLC 2024 Term Loan

7.38% (6 mo. USD Term SOFR + 3.750%) (2)	07/18/31	6,509,758	4,882,318

			26,898,425

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Computers — 0.1%

McAfee LLC 2024 USD 1st Lien Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (2)	03/01/29	$3,066,567	$2,748,411

Peraton Corp. Term Loan B

7.52% (3 mo. USD Term SOFR + 3.750%) (2)	02/01/28	4,617,598	3,951,902

Surf Holdings LLC 2025 Incremental Term Loan

7.28% (1 mo. USD Term SOFR + 3.500%) (2)	03/05/27	6,573,149	6,276,339

			12,976,652

Cosmetics/Personal Care — 0.0%

Opal Bidco SAS USD Term Loan B4

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	04/28/32	3,224,616	3,226,631

Distribution & Wholesale — 0.0%

BCPE Empire Holdings, Inc. 2025 Term Loan B

6.92% (1 mo. USD Term SOFR + 3.250%) (2)	12/11/30	992,335	979,102

BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan

7.17% (1 mo. USD Term SOFR + 3.500%) (2)	12/29/32	10,487,586	10,343,434

			11,322,536

Diversified Financial Services — 0.1%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.43% (1 mo. USD Term SOFR + 1.750%) (2)	06/24/30	21,482,495	21,549,628

Blackhawk Network Holdings, Inc. 2026 Term Loan B

7.17% (1 mo. USD Term SOFR + 3.500%) (2)	03/12/29	5,349,391	5,288,542

Guggenheim Partners LLC 2024 Term Loan B

6.20% (3 mo. USD Term SOFR + 2.500%) (2)	11/26/31	2,247,399	2,251,894

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Jane Street Group LLC 2024 Term Loan B1

5.67% (3 mo. USD Term SOFR + 2.000%) (2)	12/15/31	$5,150,808	$5,063,012

			34,153,076

Electric — 0.1%

Alpha Generation LLC Term Loan B

5.42% (1 mo. USD Term SOFR + 1.750%) (2)	09/30/31	7,104,000	7,094,729

Cornerstone Generation LLC Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (2)	08/11/32	2,025,235	2,029,579

Potomac Energy Center LLC 2026 Term Loan B

6.42% (3 mo. USD Term SOFR + 2.750%) (2)	08/05/32	2,044,478	2,049,589

South Field LLC 2025 1st Lien Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	2,210,643	2,221,707

South Field LLC 2025 1st Lien Term Loan C

6.70% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	138,243	138,935

Vistra Operations Co. LLC 1st Lien Term Loan B3

5.42% (1 mo. USD Term SOFR + 1.750%) (2)	12/20/30	7,745,538	7,765,715

			21,300,254

Electrical Components & Equipment — 0.0%

Pelican Products, Inc. 2021 Term Loan

8.21% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/28	9,489,962	8,469,886

Electronics — 0.0%

LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (2)	12/02/31	1,962,001	1,966,416

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Electronics (Continued)

TCP Sunbelt Acquisition Co. 2024 Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31		$4,927,625	$4,936,864

				6,903,280

Engineering & Construction — 0.0%

Astrion Group LLC 2024 Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (2)	08/29/31		2,977,386	2,362,065

Entertainment — 0.2%

Betclic Everest Group SAS 2026 Term Loan B

0.00% (13)	12/10/31	EUR	2,889,185	3,285,227

City Football Group Ltd. 2024 Term Loan

7.46% (3 mo. USD Term SOFR + 3.500%) (2)	07/22/30		5,363,381	5,358,367

DK Crown Holdings, Inc. 2025 Term Loan B

5.42% (1 mo. USD Term SOFR + 1.750%) (2)	03/04/32		3,235,717	3,236,235

EOC Borrower LLC Term Loan A

7.42% (1 mo. USD Term SOFR + 3.750%) (2)	03/24/28		1,887,046	1,889,405

Flutter Financing BV 2024 Term Loan B

5.45% (3 mo. USD Term SOFR + 1.750%) (2)	11/30/30		4,617,639	4,578,389

Great Canadian Gaming Corp. 2024 Term Loan B

8.44% (3 mo. USD Term SOFR + 4.750%) (2)	11/01/29		4,897,814	4,834,558

GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	10/31/29		2,390,389	2,392,445

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.40% (3 mo. USD Term SOFR + 4.750%) (2)	08/16/31		5,685,006	5,628,156

TKO Worldwide Holdings LLC 2025 Term Loan

5.66% (3 mo. USD Term SOFR + 2.000%) (2)	11/21/31		3,703,258	3,705,573

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Voyager Parent LLC Repriced Term Loan B

7.95% (3 mo. USD Term SOFR + 4.250%) (2)	07/01/32	$6,341,705	$6,306,699

			41,215,054

Environmental Control — 0.0%

Action Environmental Group, Inc. 2023 Term Loan B

6.69% (3 mo. USD Term SOFR + 3.000%) (2)	10/24/30	2,212,182	2,208,499

Heritage Environmental Services, Inc. 2026 Term Loan B

0.00% (13)	03/18/33	2,132,691	2,138,023

			4,346,522

Food — 0.1%

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

7.78% (1 mo. USD Term SOFR + 4.000%) (2)	06/09/28	4,781,289	4,773,519

C&S Wholesale Grocers, Inc. Term Loan B

8.70% (3 mo. USD Term SOFR + 5.000%) (2)	09/20/30	6,697,471	6,560,708

United Natural Foods, Inc. 2024 Term Loan

8.42% (1 mo. USD Term SOFR + 4.750%) (2)	05/01/31	6,259,191	6,303,006

			17,637,233

Health Care-Products — 0.1%

Antylia Scientific Term Loan

7.66% (3 mo. USD Term SOFR + 4.000%) (2)	05/27/32	3,140,420	3,120,793

Hologic, Inc. 2026 Term Loan B

0.00% (13)	01/14/33	3,101,338	3,068,200

QuidelOrtho Corp. Term Loan

7.67% (1 mo. USD Term SOFR + 4.000%) (2)	08/20/32	5,970,000	5,970,000

QuidelOrtho Corp. Term Loan A

8.25% (3 mo. USD Term SOFR + 1.500%) (2)	08/14/30	4,322,170	4,154,686

			16,313,679

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 0.1%

ADMI Corp. 2021 Incremental Term Loan B3

7.53% (1 mo. USD Term SOFR + 3.750%) (2)	12/23/27	$3,314,975	$3,117,734

ADMI Corp. 2021 Term Loan B2

7.16% (1 mo. USD Term SOFR + 3.375%) (2)	12/23/27	3,763,051	3,537,945

Heartland Dental LLC 2025 Term Loan

7.42% (1 mo. USD Term SOFR + 3.750%) (2)	08/25/32	5,649,944	5,645,763

IQVIA, Inc. 2025 Incremental Term Loan B5

5.45% (3 mo. USD Term SOFR + 1.750%) (2)	01/02/31	6,188,256	6,213,783

ModivCare Buyer LLC Super Senior Term Loan

7.95% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/30	5,506,200	5,524,563

ModivCare Buyer LLC Takeback Term Loan

7.95% (3 mo. USD Term SOFR + 4.250%) (2)	12/30/32	9,798,418	9,210,513

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.18% (3 mo. USD Term SOFR + 3.250%) (2)	12/29/28	4,558,770	4,373,889

Star Parent, Inc. Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (2)	09/27/30	1,614,961	1,598,957

			39,223,147

Holding Companies — Diversified — 0.0%

GC Ferry Acquisition I, Inc. Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	08/16/32	4,604,649	4,547,091

Household Products/Wares — 0.0%

Lavender Dutch BorrowerCo BV Term Loan

6.93% (3 mo. USD Term SOFR + 3.250%) (2)	12/30/32	3,961,249	3,911,733

Issues	Maturity Date	Principal Amount	Value

Insurance — 0.0%

Asurion LLC 2021 Second Lien Term Loan B4

9.03% (1 mo. USD Term SOFR + 5.250%) (2)	01/20/29	$1,084,819	$1,079,493

Internet — 0.1%

Arches Buyer, Inc. 2021 Term Loan B

7.02% (1 mo. USD Term SOFR + 3.250%) (2)	12/06/27	656,565	655,130

Barracuda Networks, Inc. 2022 Term Loan

8.17% (3 mo. USD Term SOFR + 4.500%) (2)	08/15/29	4,787,241	3,093,754

Delivery Hero SE 2024 USD Term Loan B

8.64% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	8,050,768	7,927,511

Delivery Hero SE 2026 Term Loan B

10.75% (3 mo. USD Term SOFR + 4.000%) (2)	06/30/32	2,821,353	2,733,200

Magnite, Inc. 2025 Repriced Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (2)	02/06/31	5,000,892	4,963,385

MH Sub I LLC 2023 Term Loan

7.92% (1 mo. USD Term SOFR + 4.250%) (2)	05/03/28	2,909,458	2,509,408

MH Sub I LLC 2024 Term Loan B4

7.92% (1 mo. USD Term SOFR + 4.250%) (2)	12/31/31	6,599,672	4,430,030

Plano HoldCo, Inc. Term Loan B

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	10/02/31	990,000	801,900

PUG LLC 2024 Extended Term Loan B

8.42% (1 mo. USD Term SOFR + 4.750%) (2)	03/15/30	2,004,962	1,979,279

Red Ventures LLC 2024 Term Loan B

6.42% (1 mo. USD Term SOFR + 2.750%) (2)	03/04/30	3,164,844	2,809,986

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)

TripAdvisor, Inc. Term Loan

6.42% (1 mo. USD Term SOFR + 2.750%) (2)	07/08/31		$3,365,152	$3,202,497

				35,106,080

Leisure Time — 0.0%

Sabre GLBL, Inc. 2024 Term Loan B1

9.77% (1 mo. USD Term SOFR + 6.000%) (2)	11/15/29		1,045,285	829,371

Lodging — 0.1%

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.43% (1 mo. USD Term SOFR + 1.750%) (2)	11/08/30		16,429,504	16,480,024

Station Casinos LLC 2024 Term Loan B

5.67% (1 mo. USD Term SOFR + 2.000%) (2)	03/14/31		1,830,803	1,832,296

				18,312,320

Machinery-Construction & Mining — 0.0%

SGB-SMIT MidCo GmbH Term Loan B

0.00% (13)	03/10/33	EUR	3,992,966	4,619,856

WEC U.S. Holdings Ltd. 2024 Term Loan

5.67% (1 mo. USD Term SOFR + 2.000%) (2)	01/27/31		3,197,281	3,195,283

				7,815,139

Machinery- Diversified — 0.0%

Oregon Tool, Inc. 2025 1st Lien Term Loan

9.00% (3 mo. USD Term SOFR + 5.350%) (2)	10/15/29		369,195	375,656

Oregon Tool, Inc. 2025 2nd Lien Term Loan

7.91% (3 mo. USD Term SOFR + 4.000%) (2)	10/15/29		9,003,628	6,396,312

				6,771,968

Media — 0.1%

Charter Communications Operating LLC 2024 Term Loan B5

5.91% (3 mo. USD Term SOFR + 2.250%) (2)	12/15/31		7,211,536	7,219,217

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Virgin Media Bristol LLC 2023 Term Loan Y

7.05% (6 mo. USD Term SOFR + 3.175%) (2)	03/31/31	$6,282,663	$5,751,935

Ziggo Financing Partnership 2025 Term Loan B

7.03% (6 mo. USD Term SOFR + 3.250%) (2)	01/15/33	3,568,294	3,483,547

			16,454,699

Miscellaneous Manufacturers — 0.0%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (2)	06/14/32	2,110,489	2,115,765

Office/Business Equipment — 0.0%

Xerox Holdings Corp. 2023 Non-CoOp Term Loan

7.73% (6 mo. USD Term SOFR + 4.000%) (2)	11/19/29	10,876,692	7,749,643

Packaging & Containers — 0.0%

Balcan Innovations, Inc. Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (2)	10/18/31	3,542,334	2,391,075

Pharmaceuticals — 0.0%

Jazz Financing Lux SARL 2024 1st Lien Term Loan B2

5.92% (1 mo. USD Term SOFR + 2.250%) (2)	05/05/28	3,828,525	3,847,667

REIT — 0.3%

Healthpeak Properties, Inc. 2024 Term Loan A3

4.48% (3 mo. USD Term SOFR + 0.850%) (2)	03/01/29	27,796,272	27,379,328

Healthpeak Properties, Inc. Term Loan A1

4.51% (1 mo. USD Term SOFR + 0.840%) (2)	08/20/27	13,772,696	13,634,969

Healthpeak Properties, Inc. Term Loan A2

4.51% (1 mo. USD Term SOFR + 0.840%) (2)	02/22/27	13,772,696	13,634,969

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Invitation Homes Operating Partnership LP 2024 Term Loan

4.53% (1 mo. USD Term SOFR + 0.850%) (2)	09/09/28	$36,581,794	$36,307,431

			90,956,697

Retail — 0.2%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.42% (1 mo. USD Term SOFR + 1.750%) (2)	09/20/30	2,923,621	2,920,712

BW Gas & Convenience Holdings LLC 2021 Term Loan B

7.28% (1 mo. USD Term SOFR + 3.500%) (2)	03/31/28	1,492,167	1,492,786

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

6.94% (3 mo. USD Term SOFR + 3.250%) (2)	11/01/31	4,731,722	3,975,498

KFC Holding Co. 2021 Term Loan B

5.54% (1 mo. USD Term SOFR + 1.750%) (2)	03/15/28	8,407,800	8,449,839

Michaels Cos., Inc. 2026 Term Loan B

8.67% (3 mo. USD Term SOFR + 5.000%) (2)	03/15/33	10,922,369	10,622,659

Peer Holding III BV 2025 USD Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	09/29/32	8,432,656	8,370,718

Peer Holding III BV 2025 USD Term Loan B5B

6.20% (3 mo. USD Term SOFR + 2.500%) (2)	07/01/31	3,864,274	3,861,260

Raising Cane’s Restaurants LLC 2025 Term Loan B

5.67% (1 mo. USD Term SOFR + 2.000%) (2)	11/03/32	4,953,789	4,930,581

			44,624,053

Software — 0.2%

Boxer Parent Co., Inc. 2025 USD Term Loan B

6.67% (3 mo. USD Term SOFR + 3.000%) (2)	07/30/31	3,640,806	3,385,567

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.42% (3 mo. USD Term SOFR + 3.750%) (2)	12/29/28	$4,371,744	$1,756,348

Cloud Software Group, Inc. 2025 Term Loan B (2031)

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	03/21/31	5,010,213	4,604,386

Cloudera, Inc. 2021 Term Loan

7.52% (1 mo. USD Term SOFR + 3.750%) (2)	10/08/28	5,193,653	4,651,565

Darktrace PLC 1st Lien Term Loan

6.90% (3 mo. USD Term SOFR + 3.250%) (2)	10/09/31	10,022,420	9,622,826

DTI Holdco, Inc. 2025 Term Loan B

7.67% (1 mo. USD Term SOFR + 4.000%) (2)	04/26/29	5,110,547	4,424,890

EagleView Technology Corp. 2025 Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (2)	08/14/28	7,287,086	6,651,761

Electronic Arts, Inc. USD Term Loan B

0.00% (13)	03/24/33	1,110,370	1,104,818

Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B

6.17% (1 mo. USD Term SOFR + 2.500%) (2)	01/30/32	2,403,056	2,303,930

Planview Parent, Inc. 2024 1st Lien Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (2)	12/17/27	11,676,980	8,794,284

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (2)	10/26/30	10,291,732	7,845,130

Quartz Acquireco LLC 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (2)	06/28/30	5,039,902	4,220,918

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.67% (3 mo. USD Term SOFR + 4.000%) (2)	04/05/30		$9,154,223	$6,582,482

SonarSource Financing LLC Term Loan

8.17% (3 mo. USD Term SOFR + 4.500%) (2)	12/19/30		3,714,917	3,417,724

				69,366,629

Telecommunications — 0.0%

Altice Financing SA 2022 USD Term Loan

8.67% (3 mo. USD Term SOFR + 5.000%) (2)	10/31/27		3,082,595	2,245,485

GOGO Intermediate Holdings LLC Term Loan B

7.53% (1 mo. USD Term SOFR + 3.750%) (2)	04/30/28		2,692,244	2,363,804

Zayo Group Holdings, Inc. 2025 USD Term Loan

6.78% (1 mo. USD Term SOFR + 3.000%) (2)	03/11/30		2,685,121	2,641,340

				7,250,629

Total Bank Loans

(Cost: $659,386,995)				633,063,270

Total Fixed Income Securities

(Cost: $31,218,038,921)				29,854,034,328

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS— 0.1%

Beverages — 0.1%

Davide Campari-Milano NV (Italy)

2.38% (9)	01/17/29	EUR	14,300,000	16,049,388

Commercial Services — 0.0%

Worldline SA (France)

0.00% (4),(9)	07/30/26	EUR	6,342,326	7,417,679

Engineering & Construction — 0.0%

Cellnex Telecom SA

0.75% (9)	11/20/31	EUR	2,400,000	2,463,311

Issues	Maturity Date	Principal Amount		Value

Internet — 0.0%

Delivery Hero SE

1.50% (9)	01/15/28	EUR	4,000,000	$4,303,743

Total Convertible Corporate Bonds

(Cost: $27,879,873)				30,234,121

Total Convertible Securities

(Cost: $27,879,873)				30,234,121

Issues		Shares		Value

COMMON STOCK — 0.1%

Health Care-Services — 0.0%

ModivCare, Inc. (15)			1,934,234	12,572,521

Packaging & Containers — 0.1%

Ardagh Holdings SA (15)			1,815,919	13,392,403

Total Common Stock

(Cost: $55,072,415)				25,964,924

INVESTMENT COMPANIES — 0.7%

TCW Private Asset Income Fund — I Class (16)			21,516,602	214,520,519

Total Investment Companies

(Cost: $215,190,960)				214,520,519

MONEY MARKET INVESTMENTS — 13.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (17),(11)			59,394,639	59,394,639

TCW Central Cash Fund, 3.69% (16),(17)			4,057,401,839	4,057,401,839

Total Money Market Investments

(Cost: $4,116,796,478)				4,116,796,478

Total Investments (115.2%)

(Cost: $35,632,978,647)				34,241,550,370

Net unrealized appreciation/depreciation on Unfunded Commitments (18) (0.0%)				(14,502)

Liabilities In Excess Of Other Assets (-15.2%)				(4,515,639,060)

Net Assets (100.0%)				$29,725,896,808

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
25,584	2-Year U.S. Treasury Note Futures	06/30/26	$5,341,721,201	$5,307,280,862	$(34,440,339)
9,905	5-Year U.S. Treasury Note Futures	06/30/26	1,085,058,566	1,071,519,810	(13,538,756)
184	10-Year U.S. Treasury Note Futures	06/18/26	21,316,903	20,886,875	(430,028)
1,006	U.S. Long Bond Futures	06/18/26	118,269,884	114,558,250	(3,711,634)
7,800	U.S. Ultra Long Bond Futures	06/18/26	934,064,586	909,187,500	(24,877,086)

			$7,500,431,140	$7,423,433,297	$(76,997,843)

Short Futures
3,983	10-Year Australian Bond Futures	06/15/26	$(294,300,225)	$(293,947,679)	$352,546
1,153	3-Year Australian Bond Futures	06/15/26	(82,030,465)	(81,855,216)	175,249
507	30-Year Euro-Buxl Futures	06/08/26	(65,283,969)	(64,410,068)	873,901
1,075	Euro Schatz Futures	06/08/26	(131,684,109)	(130,983,518)	700,591
1,317	Euro-Bobl Futures	06/08/26	(177,181,349)	(175,158,929)	2,022,420
2,961	Euro-Bund Futures	06/08/26	(436,145,243)	(427,788,514)	8,356,729
542	Long Gilt Futures	06/26/26	(65,463,944)	(62,746,587)	2,717,357

			$(1,252,089,304)	$(1,236,890,511)	$15,198,793

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (19)
Citibank N.A.(11)	AUD	55,507,872	04/01/26	$38,877,083	$38,017,344	$(859,739)
JP Morgan Chase Bank	AUD	307,598,917	04/01/26	211,673,228	210,674,522	(998,706)
Goldman Sachs & Co.(11)	AUD	125,920,936	04/01/26	86,721,853	86,243,259	(478,594)
Bank of America	AUD	924,721	04/01/26	656,796	633,341	(23,455)
Citibank N.A.(11)	EUR	88,725,734	04/01/26	103,992,192	102,229,776	(1,762,416)
Goldman Sachs & Co.(11)	EUR	590,053,839	04/01/26	679,923,974	679,859,937	(64,037)
JP Morgan Chase Bank	EUR	3,446,964	04/01/26	3,941,748	3,971,591	29,843
Goldman Sachs & Co.(11)	EUR	11,633,441	04/07/26	13,395,555	13,407,172	11,617
Citibank N.A.	EUR	131,338	06/26/26	152,018	151,910	(108)
Citibank N.A.	GBP	279,948,720	04/01/26	372,972,083	369,168,176	(3,803,907)

				$1,512,306,530	$1,504,357,028	$(7,949,502)

SELL (20)
Citibank N.A.(11)	AUD	208,211,715	04/01/26	$140,762,489	$142,604,220	$(1,841,731)
Bank of America	AUD	277,124,456	04/01/26	186,056,636	189,802,560	(3,745,924)
Goldman Sachs & Co.	AUD	4,616,272	04/01/26	3,085,622	3,161,685	(76,063)
Goldman Sachs & Co.(11)	AUD	125,769,878	06/26/26	86,498,233	86,030,576	467,657
Citibank N.A.(11)	AUD	4,189,246	06/26/26	2,906,348	2,865,577	40,771
Morgan Stanley Bank N.A.	AUD	4,641,668	06/26/26	3,196,121	3,175,048	21,073
JP Morgan Chase Bank	AUD	307,468,128	06/26/26	211,306,026	210,317,930	988,096
Citibank N.A.(11)	EUR	246,837,664	04/01/26	289,194,100	284,406,315	4,787,785
JP Morgan Chase Bank	EUR	343,244,164	04/01/26	403,164,045	395,485,868	7,678,177
Goldman Sachs & Co.(11)	EUR	62,344,008	04/01/26	72,594,397	71,832,756	761,641
Bank of New York	EUR	17,707,598	04/01/26	20,471,814	20,402,692	69,122
Goldman Sachs & Co.	EUR	608,602,065	06/26/26	703,998,665	703,930,290	68,375

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

March 31, 2026

Forward Currency Exchange Contracts (Continued)

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (20) (Continued)
Citibank N.A. (11)	EUR	12,224,441	06/26/26	$14,158,836	$14,139,213	$19,623
Bank of America	EUR	11,915,745	06/26/26	13,886,312	13,782,165	104,147
JP Morgan Chase Bank	EUR	1,830,604	06/26/26	2,133,648	2,117,340	16,308
Bank of New York	EUR	15,957,151	06/26/26	18,424,817	18,456,596	(31,779)
Citibank N.A. (11)	GBP	105,280,239	04/01/26	142,104,625	138,832,977	3,271,648
Goldman Sachs & Co.	GBP	559,605	04/01/26	754,719	737,951	16,768
JP Morgan Chase Bank	GBP	169,741,772	04/01/26	226,520,969	223,838,354	2,682,615
Bank of America	GBP	4,367,104	04/01/26	5,878,768	5,758,897	119,871
Citibank N.A. (11)	GBP	267,175,397	06/26/26	355,626,484	352,217,400	3,409,084

				$2,902,723,674	$2,883,896,410	$18,827,264

Centrally Cleared — Interest Rate Swap Agreements
Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 1,019,462,000	03/20/28	Annual	12 - Month SONIA	Annual	3.93%	$(2,330,604)	$(4,442,704)	$(6,773,308)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $4,878,331,986 or 16.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2026.
(3)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(4)	Security is not accruing interest.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Schedule of Investments (Continued)

(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Restricted security (Note 11).
(9)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At March 31, 2026, the value of these securities amounted to $1,224,634,132 or 4.1% of net assets.
(10)	Perpetual maturity.
(11)	All or a portion of this security is owned by TCW MetWest Cayman Total Return Bond Fund, Ltd.
(12)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(13)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(14)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(15)	Non-income producing security.
(16)	Affiliated issuer.
(17)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(18)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements for which all or a portion may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.
(19)	Fund buys foreign currency, sells USD.
(20)	Fund sells foreign currency, buys USD.

The summary of the TCW MetWest Total Return Bond Fund transactions in the affiliated funds for the year ended March 31, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2026	Value at March 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,736,327,625	$25,008,474,214	$22,687,400,000	4,057,401,839	$4,057,401,839	$137,193,609	$—	$—	$—
TCW Private Asset Income Fund — I Class	36,136,726	179,054,234	—	21,516,602	214,520,519	14,821,742	42,760		(670,441)

Total					$4,271,922,358	$152,015,351	$42,760	$—	$(670,441)

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Consolidated Fair Valuation Summary	March 31, 2026

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$10,935,077,655	$—	$10,935,077,655
U.S. Treasury Securities	—	6,852,960,930	—	6,852,960,930
Corporate Bonds	—	5,017,054,850	—	5,017,054,850
Residential Mortgage-Backed Securities — Non-Agency	—	2,764,048,298	—	2,764,048,298
Asset-Backed Securities	—	1,432,480,097	32,988,768	1,465,468,865
Commercial Mortgage-Backed Securities — Non-Agency	—	1,106,165,931	—	1,106,165,931
Foreign Government Bonds	—	842,352,608	—	842,352,608
Bank Loans	—	633,063,270	—	633,063,270
Commercial Mortgage-Backed Securities — Agency	—	229,220,793	—	229,220,793
Municipal Bonds	—	8,621,128	—	8,621,128

Total Fixed Income Securities	—	29,821,045,560	32,988,768	29,854,034,328

Convertible Securities
Convertible Corporate Bonds	—	30,234,121	—	30,234,121
Equity Securities
Money Market Investments	4,116,796,478	—	—	4,116,796,478
Investment Companies	—	214,520,519	—	214,520,519
Common Stock	—	25,964,924	—	25,964,924

Total Equity Securities	4,116,796,478	240,485,443	—	4,357,281,921

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(14,502)	—	(14,502)

Total Investments	$4,116,796,478	$30,091,750,622	$32,988,768	$34,241,535,868

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	24,564,221	—	24,564,221
Futures Contracts
Interest Rate Risk	15,198,793	—	—	15,198,793

Total	$4,131,995,271	$30,116,314,843	$32,988,768	$34,281,298,882

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(76,997,843)	$—	$—	$(76,997,843)
Forward Currency Contracts
Foreign Currency Risk	—	(13,686,459)	—	(13,686,459)
Swap Agreements
Interest Rate Risk	—	(6,773,308)	—	(6,773,308)

Total	$(76,997,843)	$(20,459,767)	$—	$(97,457,610)

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 101.5% of Net Assets

ASSET-BACKED SECURITIES — 13.3%

522 Funding CLO Ltd. Series 2020-6A, Class A1R2

4.87% (3 mo. USD Term SOFR + 1.200%) (1),(2)	10/23/34	$190,000	$189,933

AGL CLO 13 Ltd. Series 2021-13A, Class A1R

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	10/20/34	150,000	149,919

Aligned Data Centers Issuer LLC Series 2021-1A, Class A2

1.94% (1)	08/15/46	240,000	237,571

ALLO Issuer LLC Series 2023-1A, Class A2

6.20% (1)	06/20/53	100,000	100,749

AmeriCredit Automobile Receivables Trust Series 2022-2, Class C

5.32%	04/18/28	299,986	301,201

Bain Capital Credit CLO Ltd. Series 2020-5A, Class ARR

4.82% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/20/34	200,000	200,050

Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/21/34	150,000	149,915

Barings CLO Ltd. Series 2021-3A, Class AR

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	01/18/35	200,000	199,872

CARS-DB5 LP Series 2021-1A, Class A1

1.44% (1)	08/15/51	92,054	90,887

Diamond Infrastructure Funding LLC Series 2021-1A, Class A

1.76% (1)	04/15/49	130,000	127,114

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

4.80% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	62,396	62,457

Dryden 72 CLO Ltd. Series 2019-72A, Class ARR

4.75% (3 mo. USD Term SOFR + 1.100%) (1),(2)	05/15/32	356,807	356,992

Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	07/17/34	200,000	200,100

GLS Auto Receivables Issuer Trust Series 2021-3A, Class D

1.48% (1)	07/15/27	18,305	18,284

Hotwire Funding LLC Series 2024-1A, Class A2

5.89% (1)	06/20/54	60,000	60,744

HPS Loan Management Ltd. Series 2021-16A, Class A1R

4.78% (3 mo. USD Term SOFR + 1.110%) (1),(2)	01/23/35	250,000	249,889

HTS Fund II LLC Series 2025-1, Class A

5.35% (1)	06/23/45	100,000	99,952

JG Wentworth XXII LLC Series 2010-3A, Class A

3.82% (1)	12/15/48	207,543	206,691

Laurel Road Prime Student Loan Trust Series 2019-A, Class BFX

3.00% (1)	10/25/48	67,302	66,714

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

LCM 37 Ltd. Series 37A, Class A1R

4.73% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/15/34	$113,246	$113,248

Navient Private Education Refi Loan Trust Series 2021-CA, Class A

1.06% (1)	10/15/69	215,135	195,585

Navient Private Education Refi Loan Trust Series 2021-FA, Class A

1.11% (1)	02/18/70	148,842	132,857

Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A1R

4.76% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/15/33	200,000	199,729

Oxford Finance Funding LLC Series 2022-1A, Class A2

3.60% (1)	02/15/30	124,508	121,522

Rockford Tower CLO Ltd. Series 2019-1A, Class AR2

4.77% (3 mo. USD Term SOFR + 1.100%) (1),(2)	04/20/34	200,000	199,858

Sabey Data Center Issuer LLC Series 2021-1, Class A2

1.88% (1)	06/20/46	111,000	110,265

Store Master Funding I-VII & XIV Series 2019-1, Class A3

3.32% (1)	11/20/49	150,092	148,222

Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R

4.80% (3 mo. USD Term SOFR + 1.130%) (1),(2)	10/23/35	215,000	214,861

Thompson Park CLO Ltd. Series 2021-1A, Class A1R

4.72% (3 mo. USD Term SOFR + 1.050%) (1),(2)	04/15/34	250,000	249,907

Trinitas CLO XX Ltd. Series 2022-20A, Class A1R

4.71% (3 mo. USD Term SOFR + 1.040%) (1),(2)	07/20/35	250,000	249,347

Vantage Data Centers Issuer LLC Series 2021-1A, Class A2

2.17% (1)	10/15/46	200,000	196,644

VB-S1 Issuer LLC Series 2022-1A, Class C2I

3.16% (1)	02/15/52	90,000	87,861

Voya CLO Ltd. Series 2020-1A, Class ARR

4.75% (3 mo. USD Term SOFR + 1.080%) (1),(2)	07/16/34	225,000	224,944

Total Asset-Backed Securities (Cost: $5,489,373)			5,513,884

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 21.1%

Federal Home Loan Mortgage Corp., Pool #SD8286

4.00%	01/01/53	144,601	136,781

Federal Home Loan Mortgage Corp. REMICS Series 2368, Class AF (PAC)

4.74% (30 day USD SOFR Average + 1.064%) (2)	10/15/31	20,407	20,606

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 2733, Class FB (PAC)

4.39% (30 day USD SOFR Average + 0.714%) (2)	10/15/33	$160,500	$161,686

Federal Home Loan Mortgage Corp. REMICS Series 3085, Class FW

4.49% (30 day USD SOFR Average + 0.814%) (2)	08/15/35	126,530	127,955

Federal Home Loan Mortgage Corp. REMICS Series 3300, Class FA

4.09% (30 day USD SOFR Average + 0.414%) (2)	08/15/35	117,757	117,570

Federal Home Loan Mortgage Corp. REMICS Series 3325, Class NF

4.09% (30 day USD SOFR Average + 0.414%) (2)	08/15/35	23,656	23,618

Federal Home Loan Mortgage Corp. REMICS Series 3895, Class BF

4.29% (30 day USD SOFR Average + 0.614%) (2)	07/15/41	75,082	74,939

Federal Home Loan Mortgage Corp. STRIPS Series 263, Class F5

4.29% (30 day USD SOFR Average + 0.614%) (2)	06/15/42	111,163	110,794

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	94,555	89,608

Federal National Mortgage Association, Pool #MA4866

4.00%	01/01/53	99,945	94,670

Federal National Mortgage Association, Pool #MA4805

4.50%	11/01/52	530,915	514,563

Federal National Mortgage Association, Pool #MA5009

5.00%	05/01/53	191,798	189,827

Federal National Mortgage Association, Pool #254548

5.50%	12/01/32	25,263	25,881

Federal National Mortgage Association, Pool #555424

5.50%	05/01/33	17,834	18,327

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	22,008	23,178

Federal National Mortgage Association, Pool #555098

6.19% (1 yr. USD RFUCCT + 1.636%) (2)	11/01/32	3,150	3,192

Federal National Mortgage Association, Pool #762525

6.50%	11/01/33	6,036	6,343

Federal National Mortgage Association, Pool #AE0443

6.50%	10/01/39	26,097	27,801

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #770900

6.55% (1 yr. USD RFUCCT + 1.551%) (2)	04/01/34	$34,250	$34,675

Federal National Mortgage Association, Pool #655133

7.00%	08/01/32	3,615	3,832

Federal National Mortgage Association, Pool #655151

7.00%	08/01/32	1,840	1,935

Federal National Mortgage Association REMICS Series 2001-42, Class SB (I/F)

8.50% (-30 day USD SOFR Average + 126.168%) (2)	09/25/31	221	237

Federal National Mortgage Association REMICS Series 2001-60, Class OF

4.73% (30 day USD SOFR Average + 1.064%) (2)	10/25/31	22,148	22,362

Federal National Mortgage Association REMICS Series 2002-30, Class FB

4.78% (30 day USD SOFR Average + 1.114%) (2)	08/25/31	15,049	15,161

Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F)

9.80% (-30 day USD SOFR Average + 99.197%) (2)	01/25/34	3,976	4,368

Federal National Mortgage Association REMICS Series 2004-60, Class FW

4.23% (30 day USD SOFR Average + 0.564%) (2)	04/25/34	7,846	7,852

Federal National Mortgage Association REMICS Series 2004-96, Class MT (I/F) (TAC)

7.00% (-30 day USD SOFR Average + 123.122%) (2)	12/25/34	10,049	10,896

Federal National Mortgage Association REMICS Series 2005-73, Class DF (PAC)

4.03% (30 day USD SOFR Average + 0.364%) (2)	08/25/35	24,286	24,216

Federal National Mortgage Association REMICS Series 2007-68, Class SC (I/O) (I/F)

2.92% (-30 day USD SOFR Average + 6.586%) (2)	07/25/37	34,707	3,563

Federal National Mortgage Association REMICS Series 2010-109, Class PF (PAC)

4.18% (30 day USD SOFR Average + 0.514%) (2)	10/25/40	18,508	18,523

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2010-26, Class S (I/O) (I/F)

2.45% (-30 day USD SOFR Average + 6.116%) (2)	11/25/36	$113,766	$9,593

Federal National Mortgage Association REMICS Series 2010-95, Class FB (PAC)

4.18% (30 day USD SOFR Average + 0.514%) (2)	09/25/40	16,059	16,036

Federal National Mortgage Association REMICS Series 2018-79, Class FA

4.03% (30 day USD SOFR Average + 0.364%) (2)	11/25/48	28,391	28,052

Federal National Mortgage Association REMICS Series 2019-79, Class FA

4.28% (30 day USD SOFR Average + 0.614%) (2)	01/25/50	76,537	75,574

Federal National Mortgage Association REMICS Series 2020-10, Class FA

4.28% (30 day USD SOFR Average + 0.614%) (2)	03/25/50	216,051	213,379

Federal National Mortgage Association REMICS Series 2024-73, Class FB

4.86% (30 day USD SOFR Average + 1.200%) (2)	10/25/54	373,898	375,894

Government National Mortgage Association, Pool #80546

5.13% (1 yr. CMT + 1.500%) (2)	10/20/31	2,336	2,358

Government National Mortgage Association, Pool #80614

5.38% (1 yr. CMT + 1.500%) (2)	07/20/32	3,008	3,038

Government National Mortgage Association, Pool #MA0331

5.38% (1 yr. CMT + 1.500%) (2)	08/20/42	30,138	30,788

Government National Mortgage Association, Pool #80610

5.63% (1 yr. CMT + 1.500%) (2)	06/20/32	35,675	36,088

Government National Mortgage Association, Pool #80687

5.63% (1 yr. CMT + 1.500%) (2)	04/20/33	25,714	25,847

Government National Mortgage Association REMICS Series 2004-2, Class FW

5.18% (1 mo. USD Term SOFR + 1.514%) (2)	01/16/34	157,906	160,878

Government National Mortgage Association REMICS Series 2009-92, Class FC

4.59% (1 mo. USD Term SOFR + 0.914%) (2)	10/16/39	42,411	42,749

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F)

0.60% (-1 mo. USD Term SOFR + 6.986%) (2)	06/16/37	$689,212	$12,341

Government National Mortgage Association REMICS Series 2023-113, Class FD

5.02% (30 day USD SOFR Average + 1.350%) (2)	08/20/53	288,379	291,534

Government National Mortgage Association REMICS Series 2024-144, Class FD

4.82% (30 day USD SOFR Average + 1.150%) (2)	09/20/54	407,578	410,813

Government National Mortgage Association REMICS Series 2024-148, Class AF

4.85% (30 day USD SOFR Average + 1.180%) (2)	09/20/54	407,535	411,187

Government National Mortgage Association, TBA

4.00% (3)	06/01/55	975,000	912,735

Uniform Mortgage-Backed Security, TBA

3.50% (3)	04/16/41	375,000	361,371

3.50% (3)	12/01/51	200,000	183,359

4.00% (3)	04/16/41	375,000	366,225

4.00% (3)	05/01/55	150,000	141,517

4.50% (3)	04/15/40	450,000	446,903

4.50% (3)	01/01/56	400,000	385,869

5.00% (3)	04/15/40	500,000	503,833

5.00% (3)	01/01/56	1,050,000	1,035,353

5.50% (3)	12/01/55	350,000	351,659

Total Residential Mortgage-Backed Securities — Agency

(Cost: $8,816,174)			8,749,932

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.4%

ALA Trust Series 2025-OANA, Class A

5.42% (1 mo. USD Term SOFR + 1.743%) (1),(2)	06/15/40	140,000	140,569

BPR Trust Series 2021-WILL, Class A

5.54% (1 mo. USD Term SOFR + 1.864%) (1),(2)	06/15/38	185,775	185,674

BX Commercial Mortgage Trust Series 2021-21M, Class A

4.52% (1 mo. USD Term SOFR + 0.844%) (1),(2)	10/15/36	59,504	59,474

Great Wolf Trust Series 2024-WOLF, Class A

5.21% (1 mo. USD Term SOFR + 1.542%) (1),(2)	03/15/39	152,000	152,117

GS Mortgage Securities Corp. Trust Series 2023-FUN, Class A

5.76% (1 mo. USD Term SOFR + 2.091%) (1),(2)	03/15/28	125,000	125,573

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GWT Trust Series 2024-WLF2, Class A

5.36% (1 mo. USD Term SOFR + 1.691%) (1),(2)	05/15/41	$100,000	$100,121

HILT Commercial Mortgage Trust Series 2024-ORL, Class A

5.21% (1 mo. USD Term SOFR + 1.541%) (1),(2)	05/15/37	100,000	100,049

Hilton USA Trust Series 2016-HHV, Class A

3.72% (1)	11/05/38	103,000	102,476

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A

2.85% (1),(4)	09/06/38	163,000	161,887

JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class B

2.85% (1),(4)	09/06/38	145,000	143,756

NYCT Trust Series 2024-3ELV, Class A

5.66% (1 mo. USD Term SOFR + 1.991%) (1),(2)	08/15/29	200,000	200,612

NYO Commercial Mortgage Trust Series 2021-1290, Class A

4.88% (1 mo. USD Term SOFR + 1.209%) (1),(2)	11/15/38	140,000	139,785

PGA Trust Series 2024-RSR2, Class A

5.56% (1 mo. USD Term SOFR + 1.891%) (1),(2)	06/15/39	173,000	172,657

SREIT Trust Series 2021-MFP2, Class B

4.96% (1 mo. USD Term SOFR + 1.286%) (1),(2)	11/15/36	115,000	114,952

Tricon Residential Trust Series 2021-SFR1, Class F

3.69% (1)	07/17/38	140,000	139,039

Wells Fargo Commercial Mortgage Trust Series 2021-FCMT, Class A

4.99% (1 mo. USD Term SOFR + 1.314%) (1),(2)	05/15/31	200,000	199,923

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $2,220,359)			2,238,664

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q004, Class AFL

4.60% (1 yr. MTA + 0.740%) (2)	05/25/44	56,387	56,364

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q010, Class APT

6.19% (4)	04/25/46	12,639	12,704

Government National Mortgage Association Series 2008-92, Class E

5.56% (4)	03/16/44	7,572	7,556

Government National Mortgage Association Series 2012-135 (I/O)

0.35% (4)	01/16/53	1,242,818	16,754

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association Series 2014-157, Class C

3.15% (4)	10/16/54	$249,093	$244,357

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $394,335)			337,735

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.1%

Aames Mortgage Trust Series 2002-1, Class A3

7.40%	06/25/32	6,329	6,141

Adjustable Rate Mortgage Trust Series 2005-1, Class 1A1

5.49% (4)	05/25/35	10,534	10,528

Ajax Mortgage Loan Trust Series 2019-F, Class A1

2.86% (1)	07/25/59	71,345	69,811

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10, Class M3

4.47% (1 mo. USD Term SOFR + 0.789%) (2)	01/25/36	9,386	9,473

Banc of America Funding Trust Series 2003-2, Class 1A1

6.50%	06/25/32	2,169	2,199

Chase Home Lending Mortgage Trust Series 2024-8, Class A6A

5.50% (1),(4)	08/25/55	31,232	31,193

Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4, Class M2

4.23% (1 mo. USD Term SOFR + 0.549%) (2)	11/25/36	259,084	259,310

Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class A2D

4.33% (1 mo. USD Term SOFR + 0.654%) (2)	05/25/37	43,867	43,743

Countrywide Alternative Loan Trust Series 2004-J6, Class 2A1

6.50%	11/25/31	9,388	9,593

Credit Suisse First Boston Mortgage Securities Corp. Series 2002-AR31, Class 4A2

6.75% (4)	11/25/32	11,772	11,762

First Franklin Mortgage Loan Trust Series 2006-FFH1, Class M1

4.35% (1 mo. USD Term SOFR + 0.669%) (2)	01/25/36	371,862	368,338

IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1

5.26% (4)	10/25/34	61,466	58,377

JPMorgan Mortgage Trust Series 2005-A2, Class 9A1

6.13% (4)	04/25/35	24,046	23,878

MASTR Adjustable Rate Mortgages Trust Series 2004-12, Class 5A1

6.17% (4)	10/25/34	7,001	6,899

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.53% (4)	10/25/32	11,867	11,724

Merrill Lynch Mortgage Investors Trust Series 2003-A1, Class 2A

5.81% (1 yr. USD Term SOFR + 2.340%) (2)	12/25/32	76,828	77,437

MortgageIT Trust Series 2005-1, Class 1A1

4.43% (1 mo. USD Term SOFR + 0.754%) (2)	02/25/35	164,952	164,576

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Ownit Mortgage Loan Trust Series 2006-3, Class A2D

4.33% (1 mo. USD Term SOFR + 0.654%) (2)	03/25/37	$187,208	$183,060

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WHQ2, Class M4

5.37% (1 mo. USD Term SOFR + 1.689%)(2)	02/25/35	125,593	124,550

PMT Loan Trust Series 2026-INV3, Class A36

5.02% (30 day USD SOFR Average + 1.350%) (1),(2)	02/25/57	100,000	100,247

Residential Asset Mortgage Products Trust Series 2004-SL1, Class A2

8.50%	11/25/31	33,820	10,927

Residential Asset Securities Corporation Trust Series 2006-KS3, Class M1

4.29% (1 mo. USD Term SOFR + 0.444%) (2)	04/25/36	28,751	28,689

Residential Asset Securitization Trust Series 2004-IP2, Class 2A1

3.75% (4)	12/25/34	44,421	40,950

WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR6, Class A1

6.11% (4)	06/25/33	11,659	11,495

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB1

4.29% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/35	57,378	50,102

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,727,059)			1,715,002

CORPORATE BONDS — 25.7%

Agriculture — 0.5%

Altria Group, Inc.

4.88%	02/04/28	70,000	70,633

Imperial Brands Finance PLC (United Kingdom)

6.13% (1)	07/27/27	135,000	137,750

			208,383

Airlines — 0.2%

JetBlue Pass-Through Trust Series 2019-1, Class AA

2.75%	11/15/33	68,359	60,345

Banks — 12.8%

Bank of America Corp.

3.42% (3 mo. USD Term SOFR + 1.302%) (2)	12/20/28	70,000	68,775

3.82% (3 mo. USD Term SOFR + 1.837%) (2)	01/20/28	985,000	980,203

Bank of New York Mellon

4.73% (1 day USD SOFR + 1.135%) (2)	04/20/29	160,000	161,182

Citigroup, Inc.

1.46% (1 day USD SOFR + 0.770%) (2)	06/09/27	815,000	810,297

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Goldman Sachs Group, Inc.

1.54% (1 day USD SOFR + 0.818%) (2)	09/10/27	$405,000	$399,771

HSBC Holdings PLC (United Kingdom)

2.01% (1 day USD SOFR + 1.732%) (2)	09/22/28	85,000	81,989

JPMorgan Chase & Co.

1.47% (1 day USD SOFR + 0.765%) (2)	09/22/27	195,000	192,334

3.78% (3 mo. USD Term SOFR + 1.599%) (2)	02/01/28	585,000	581,999

Lloyds Banking Group PLC (United Kingdom)

1.63% (1 yr. CMT + 0.850%) (2)	05/11/27	50,000	49,828

Morgan Stanley

1.51% (1 day USD SOFR + 0.858%) (2)	07/20/27	225,000	222,944

Morgan Stanley Private Bank NA

4.20% (1 day USD SOFR + 0.780%) (2)	11/17/28	625,000	622,963

PNC Financial Services Group, Inc.

5.58% (1 day USD SOFR + 1.841%) (2)	06/12/29	55,000	56,378

6.62% (1 day USD SOFR Index + 1.730%) (2)	10/20/27	40,000	40,467

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (2)	06/14/27	105,000	104,348

U.S. Bancorp

4.65% (1 day USD SOFR + 1.230%) (2)	02/01/29	200,000	200,846

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28	560,000	546,655

5.57% (1 day USD SOFR + 1.740%) (2)	07/25/29	175,000	179,006

			5,299,985

Chemicals — 0.4%

International Flavors & Fragrances, Inc.

1.83% (1)	10/15/27	150,000	143,931

Commercial Services — 0.7%

Global Payments, Inc.

2.15%	01/15/27	300,000	294,645

Grand Canyon University

5.13%	10/01/28	5,000	4,973

			299,618

Computers — 0.2%

Dell International LLC/EMC Corp.

4.75%	04/01/28	70,000	70,503

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services — 2.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	$300,000	$296,616

Air Lease Corp.

3.63%	04/01/27	200,000	198,244

American Express Co.

4.73% (1 day USD SOFR + 1.260%) (2)	04/25/29	230,000	231,582

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27	87,000	84,131

			810,573

Electric — 0.8%

Alliant Energy Finance LLC

5.95% (1)	03/30/29	135,000	140,061

Eversource Energy

2.90%	03/01/27	200,000	197,520

			337,581

Gas — 0.0%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28	5,000	5,142

9.50% (1)	06/01/30	4,000	4,244

			9,386

Health Care-Products — 0.3%

Stryker Corp.

4.70%	02/10/28	120,000	121,013

Household Products/Wares — 0.0%

Spectrum Brands, Inc.

3.88% (1)	03/15/31	6,000	5,206

Insurance — 0.9%

Metropolitan Life Global Funding I

4.30% (1)	08/25/29	360,000	357,055

Internet — 0.0%

Getty Images, Inc.

10.50% (1)	11/15/30	10,000	9,042

Lodging — 0.5%

Hyatt Hotels Corp.

5.05%	03/30/28	115,000	116,214

Las Vegas Sands Corp.

5.63%	06/15/28	90,000	91,238

			207,452

Media — 0.0%

DISH Network Corp.

11.75% (1)	11/15/27	3,000	3,093

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (1)	05/15/29	11,000	10,556

			13,649

Issues	Maturity Date	Principal Amount	Value

Office/Business Equipment — 0.0%

Xerox Corp.

10.25% (1)	10/15/30	$20,000	$15,600

Oil & Gas — 0.1%

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(2),(5)	09/18/30	25,000	25,510

Transocean International Ltd.

8.75% (1)	02/15/30	3,500	3,654

			29,164

Packaging & Containers — 0.6%

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (1)	12/01/30	10,000	8,413

Berry Global, Inc.

5.50%	04/15/28	225,000	229,378

			237,791

Pharmaceuticals — 0.6%

1261229 BC Ltd.

10.00% (1)	04/15/32	15,000	15,292

Bayer U.S. Finance LLC (Germany)

6.25% (1)	01/21/29	220,000	228,659

			243,951

Pipelines — 0.1%

Venture Global LNG, Inc.

8.13% (1)	06/01/28	20,000	20,494

9.00% (5 yr. CMT + 5.440%) (1),(2),(5)	09/30/29	5,000	4,982

Venture Global Plaquemines LNG LLC

6.13% (1)	12/15/30	9,000	9,266

6.50% (1)	06/15/34	1,000	1,042

6.75% (1)	01/15/36	11,000	11,652

7.50% (1)	05/01/33	5,000	5,502

			52,938

REIT — 3.3%

American Tower Corp. (REIT)

5.25%	07/15/28	250,000	254,372

Crown Castle, Inc.

3.80%	02/15/28	135,000	133,160

Extra Space Storage LP

3.88%	12/15/27	205,000	203,134

5.70%	04/01/28	135,000	137,889

Healthcare Realty Holdings LP

3.63%	01/15/28	220,000	215,596

Hudson Pacific Properties LP

3.95%	11/01/27	50,000	47,378

VICI Properties LP/VICI Notes Co., Inc.

5.75% (1)	02/01/27	285,000	286,690

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

WP Carey, Inc.

4.65%	07/15/30		$110,000	$109,357

				1,387,576

Retail — 0.1%

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (1)	04/01/29		24,000	23,026

9.25% (1)	01/15/31		17,000	17,747

Papa John’s International, Inc.

3.88% (1)	09/15/29		10,000	9,548

				50,321

Savings & Loans — 0.5%

Nationwide Building Society (United Kingdom)

2.97% (1 day USD SOFR + 1.290%) (1),(2)	02/16/28		200,000	197,232

Semiconductors — 0.2%

Foundry JV Holdco LLC

5.50% (1)	01/25/31		95,000	97,133

Software — 0.2%

Cloud Software Group, Inc.

8.25% (1)	06/30/32		6,000	5,706

Fiserv, Inc.

4.55%	02/15/31		45,000	44,089

Oracle Corp.

4.80%	08/03/28		50,000	50,028

				99,823

Telecommunications — 0.4%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27		15,000	11,098

Altice France SA

6.50% (1)	04/15/32		2,770	2,622

9.50% (1)	11/01/29		2,067	2,093

EchoStar Corp.

10.75%	11/30/29		2,200	2,378

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	03/20/28		140,000	140,721

Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27

9.25% (1)	03/09/30		19,299	19,190

				178,102

Water — 0.3%

Yorkshire Water Finance PLC (United Kingdom)

6.45%	05/28/27	GBP	100,000	132,906

Total Corporate Bonds

(Cost: $10,543,114)				10,676,259

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS — 1.7%

Oman Government International Bonds

6.25% (1)	01/25/31		$219,000	$228,765

Qatar Government International Bonds

3.75% (1)	04/16/30		228,000	221,098

U.K. Gilts

4.38% (6)	03/07/28	GBP	195,000	257,229

Total Foreign Government Bonds

(Cost: $717,103)				707,092

U.S. TREASURY SECURITIES — 25.8%

U.S. Treasury Notes

3.38%	02/29/28		130,000	128,994

3.50%	03/15/29		695,000	688,946

3.88%	03/31/28		9,852,000	9,867,586

Total U.S. Treasury Securities

(Cost: $10,674,189)				10,685,526

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.6%

U.S. International Development Finance Corp.

1.49%	08/15/31		1,593,513	1,475,689

Total U.S. Government Agency Obligations

(Cost: $1,598,952)				1,475,689

Total Fixed Income Securities

(Cost: $42,180,658)				42,099,783

CONVERTIBLE SECURITIES — 0.0%

CONVERTIBLE CORPORATE BONDS — 0.0%

Commercial Services — 0.0%

Worldline SA (France)

0.00% (6),(7)	07/30/26	EUR	5,954	6,964

Total Convertible Corporate Bonds

(Cost: $6,448)				6,964

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 12.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (8)			263,058	263,058

TCW Central Cash Fund, 3.69% (8),(9)			4,734,414	4,734,414

Total Money Market Investments (Cost: $4,997,472)				4,997,472

Total Investments (113.5%) (Cost: $47,184,578)				47,104,219
Liabilities In Excess Of Other Assets (-13.5%)				(5,590,872)

Net Assets (100.0%)				$41,513,347

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

March 31, 2026

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
35	2-Year U.S. Treasury Note Futures	06/30/26	$7,312,887	$7,260,586	$(52,301)

Short Futures
18	10-Year U.S. Treasury Note Futures	06/18/26	$(2,069,249)	$(2,043,281)	$25,968
35	5-Year U.S. Treasury Note Futures	06/30/26	(3,828,396)	(3,786,289)	42,107
4	U.S. Ultra Long Bond Futures	06/18/26	(476,508)	(466,250)	10,258

			$(6,374,153)	$(6,295,820)	$78,333

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Goldman Sachs & Co.	AUD	10,071	04/01/26	$6,985	$6,897	$(88)
Citibank N.A.	EUR	2,622	04/01/26	3,048	3,021	(27)
Goldman Sachs & Co.	EUR	51,326	04/01/26	59,745	59,138	(607)
Citibank N.A.	GBP	196,241	04/01/26	261,295	258,783	(2,512)

				$331,073	$327,839	$(3,234)

SELL (11)
Bank of America	AUD	10,052	04/01/26	$6,718	$6,885	$(167)
JP Morgan Chase Bank	AUD	18	04/01/26	13	13	—
Bank of America	EUR	48,363	04/01/26	56,933	55,724	1,209
Barclays Capital	EUR	5,585	04/01/26	6,548	6,435	113
Goldman Sachs & Co.	EUR	30,438	06/26/26	35,207	35,205	2
JP Morgan Chase Bank	GBP	196,241	04/01/26	261,888	258,782	3,106
Citibank N.A.	GBP	196,241	06/26/26	261,208	258,704	2,504
JP Morgan Chase Bank	GBP	103,059	06/26/26	136,291	135,862	429

				$764,806	$757,610	$7,196

Centrally Cleared — Interest Rate Swap Agreements
Notional Amount	Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP 1,332,000	03/20/28	Annual	12 - Month SONIA	Annual	3.93%	$(3,119)	$(5,731)	$(8,850)

Notes to the Schedule of Investments:

AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Schedule of Investments (Continued)

SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $10,165,544 or 24.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2026.
(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(4)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Perpetual maturity.
(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At March 31, 2026, the value of these securities amounted to $264,193 or 0.6% of net assets.
(7)	Security is not accruing interest.
(8)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(9)	Affiliated issuer.
(10)	Fund buys foreign currency, sells USD.
(11)	Fund sells foreign currency, buys USD.

The summary of the TCW MetWest Ultra Short Bond Fund transactions in the affiliated funds for the year ended March 31, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2026	Value at March 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$1,349,875	$122,384,539	$119,000,000	4,734,414	$4,734,414	$230,457	$—	$—	$—

Total					$4,734,414	$230,457	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Fair Valuation Summary	March 31, 2026

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
U.S. Treasury Securities	$—	$10,685,526	$—	$10,685,526
Corporate Bonds	—	10,676,259	—	10,676,259
Residential Mortgage-Backed Securities — Agency	—	8,749,932	—	8,749,932
Asset-Backed Securities	—	5,513,884	—	5,513,884
Commercial Mortgage-Backed Securities — Non-Agency	—	2,238,664	—	2,238,664
Residential Mortgage-Backed Securities — Non-Agency	—	1,715,002	—	1,715,002
U.S. Government Agency Obligations	—	1,475,689	—	1,475,689
Foreign Government Bonds	—	707,092	—	707,092
Commercial Mortgage-Backed Securities — Agency	—	337,735	—	337,735

Total Fixed Income Securities	—	42,099,783	—	42,099,783

Convertible Securities
Convertible Corporate Bonds	—	6,964	—	6,964
Equity Securities
Money Market Investments	4,997,472	—	—	4,997,472

Total Investments	$4,997,472	$42,106,747	$—	$47,104,219

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	7,363	—	7,363
Futures Contracts
Interest Rate Risk	78,333	—	—	78,333

Total	$5,075,805	$42,114,110	$—	$47,189,915

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(52,301)	$—	$—	$(52,301)
Forward Currency Contracts
Foreign Currency Risk	—	(3,401)	—	(3,401)
Swap Agreements
Interest Rate Risk	—	(8,850)	—	(8,850)

Total	$(52,301)	$(12,251)	$—	$(64,552)

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 103.6% of Net Assets

ASSET-BACKED SECURITIES — 10.3%

321 Henderson Receivables VI LLC Series 2010-1A, Class B

9.31% (1)	07/15/61	$52,119	$52,580

AIMCO CLO 24 Ltd. Series 2025-24A, Class SUB

0.00% (1),(2),(3)	04/19/38	3,100,000	2,169,966

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53	3,700,000	3,852,108

ALLO Issuer LLC Series 2024-1A, Class C

11.19% (1)	07/20/54	1,200,000	1,263,060

ALLO Issuer LLC Series 2025-1A, Class C

8.10% (1)	04/20/55	5,590,000	5,674,136

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D

4.08% (1)	02/20/28	8,500,000	8,406,790

Avis Budget Rental Car Funding AESOP LLC Series 2022-1A, Class D

6.36% (1)	08/21/28	5,000,000	5,010,720

Avis Budget Rental Car Funding AESOP LLC Series 2023-2A, Class D

7.26% (1)	10/20/27	7,310,000	7,338,601

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E

8.36% (30 day USD SOFR Average + 3.500%) (1),(4)	06/25/47	5,475,749	5,536,944

Blue Stream Issuer LLC Series 2023-1A, Class C

8.90% (1)	05/20/53	6,100,000	6,194,641

CARS-DB5 LP Series 2021-1A, Class A1

1.44% (1)	08/15/51	2,485,465	2,453,961

Carvana Auto Receivables Trust Series 2021-N3, Class R

0.00% (1),(3),(5)	06/12/28	19,250	1,421,487

Carvana Auto Receivables Trust Series 2021-N4, Class R

0.00% (1),(3),(5)	09/12/28	26,800	1,088,564

Carvana Auto Receivables Trust Series 2021-P4, Class R

0.00% (1),(3),(5)	09/11/28	14,200	1,482,976

Carvana Auto Receivables Trust Series 2022-N1, Class R

0.00% (1),(3),(5)	12/11/28	71,000	3,182,135

Carvana Auto Receivables Trust Series 2022-P2, Class R

0.00% (1),(3),(5)	05/10/29	54,850	5,580,840

Carvana Auto Receivables Trust Series 2023-P3, Class R

0.00% (1),(3)	08/12/30	16,200	1,595,851

CIT Education Loan Trust Series 2007-1, Class B

4.25% (90 day USD SOFR Average + 0.562%) (1),(4)	06/25/42	801,300	745,164

Clover CLO LLC Series 2018-1A, Class B1R

5.62% (3 mo. USD Term SOFR + 1.950%) (1),(4)	04/20/37	9,300,000	9,309,430

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C

9.41% (1)	05/20/55	$8,142,000	$8,484,017

Elmwood CLO 30 Ltd. Series 2024-6A, Class B

5.42% (3 mo. USD Term SOFR + 1.750%) (1),(4)	07/17/37	6,000,000	6,006,798

FHF Issuer Trust Series 2025-1A, Class A2

4.92% (1)	02/15/31	3,009,453	3,009,287

FIGRE Trust Series 2026-HE2, Class C

5.55% (1),(2)	01/25/56	5,208,826	5,173,080

Goal Capital Funding Trust Series 2006-1, Class B

5.30% (3 mo. USD LIBOR + 0.450%) (4)	08/25/42	136,575	132,968

GoldenTree Loan Management U.S. CLO 15 Ltd. Series 2022-15A, Class DR2

6.32% (3 mo. USD Term SOFR + 2.650%) (1),(4)	10/20/38	3,300,000	3,283,533

GoldenTree Loan Management U.S. CLO 25 Ltd. Series 2025-25A, Class D

7.17% (3 mo. USD Term SOFR + 3.500%) (1),(4)	04/20/38	6,325,000	6,345,246

Hertz Vehicle Financing III LP Series 2021-2A, Class C

2.52% (1)	12/27/27	5,569,500	5,497,050

Hertz Vehicle Financing III LP Series 2021-2A, Class D

4.34% (1)	12/27/27	4,225,000	4,172,840

Hertz Vehicle Financing LLC Series 2022-2A, Class D

5.16% (1)	06/26/28	6,750,000	6,625,861

HPS Loan Management Ltd. Series 2024-20A, Class B1

5.52% (3 mo. USD Term SOFR + 1.850%) (1),(4)	07/25/37	4,850,000	4,860,525

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E

10.27% (30 day USD SOFR Average + 6.600%) (1), (4)	09/20/33	2,683,235	2,611,673

Huntington Bank Auto Credit-Linked Notes Series 2026-1, Class E

12.32% (30 day USD SOFR Average + 8.650%) (1),(4)	02/20/34	1,970,000	1,972,967

Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB

0.00% (1),(2),(3)	01/15/38	8,000,000	4,415,976

Invesco U.S. CLO Ltd. Series 2024-4A, Class Y

0.05% (1),(2),(6),(7)	01/15/38	8,000,000	1

LMDV Issuer Co. LLC Series 2025-1A, Class C

7.88% (1)	12/15/55	2,600,000	2,620,524

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Lmrk Issuer Co. 2 LLC Series 2025-1A, Class C

8.12% (1)	09/15/55		$3,400,000	$3,452,445

Madison Park Funding XXXIX Ltd. Series 2021-39A, Class BR

5.42% (3 mo. USD Term SOFR + 1.750%) (1),(4)	10/22/34		8,000,000	8,006,216

Magnetite XLII Ltd. Series 2024-42A, Class SUB

9.04% (1),(2)	01/25/38		7,550,000	4,769,018

MAPS Trust Series 2026-1A, Class B

6.13% (1)	01/15/51		2,667,271	2,648,732

NCFA LLC

2.75% (6)	06/12/28		5,260,667	5,260,667

NCFA LLC Loan Participation 3

7.90% (2),(6)	04/11/30		2,670,000	2,670,000

NCFA LLC Loan Participation 5

6.16% (6)	07/03/27		6,600,000	6,600,000

NCFA LLC – Loan Participation 1

2.75% (6)	06/12/28		780,068	780,068

NCFA LLC – Loan Participation 2

3.14% (6)	12/19/27		6,676,589	6,676,589

New Mountain CLO 8 Ltd. Series CLO-8A, Class M

0.00% (1),(3),(6),(7)	10/20/38		650,000	—

New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB

0.00% (1),(2),(3)	10/20/38		6,500,000	4,596,027

Newday Funding Master Issuer PLC Series 2024-2X, Class E

7.63% (1 day GBP SONIA + 3.900%) (4),(8)	07/15/32	GBP	1,700,000	2,284,251

OCP CLO Ltd. Series 2025-44A, Class SUB

0.00% (1),(2),(3)	10/24/38		4,750,000	3,664,820

Owl Rock CLO XV LLC Series 2024-15A, Class A

5.97% (3 mo. USD Term SOFR + 2.300%) (1),(4)	01/20/36		4,650,000	4,653,674

Palmer Square CLO Ltd. Series 2024-3A, Class SUB

0.00% (1),(2),(3)	07/20/37		3,975,000	2,420,505

Rockford Tower CLO Ltd. Series 2025-2A, Class D1

7.02% (3 mo. USD Term SOFR + 3.350%) (1),(4)	03/31/38		6,710,000	6,621,495

Serenity-Peace Park CLO Ltd. Series 2025-1A, Class SUB

0.00% (1),(2),(3)	10/24/38		6,400,000	5,012,147

Sixth Street CLO XX Ltd. Series 2021-20A, Class SUB

0.00% (1),(2),(3)	07/17/38		4,900,000	1,990,326

Skyline Aviation, Inc. Class A

3.23% (6)	07/03/38		7,222,367	6,824,559

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLC Student Loan Trust Series 2004-1, Class B

4.34% (90 day USD SOFR Average + 0.552%) (4)	08/15/31	$260,147	$229,775

SLM Student Loan EDC Repackaging Trust Series 2013-M1, Class M1R

0.00% (1),(3),(5)	10/28/29	6,250	963,886

SLM Student Loan Trust Series 2003-12, Class B

4.54% (90 day USD SOFR Average + 0.852%) (4)	12/15/68	1,753,769	1,695,058

SLM Student Loan Trust Series 2003-7, Class B

4.52% (90 day USD SOFR Average + 0.832%) (4)	09/15/39	1,234,233	1,174,612

SLM Student Loan Trust Series 2004-10, Class B

4.52% (90 day USD SOFR Average + 0.632%) (4)	01/25/40	4,422,470	4,166,868

SLM Student Loan Trust Series 2004-2, Class B

4.62% (90 day USD SOFR Average + 0.732%) (4)	07/25/39	211,644	202,434

SLM Student Loan Trust Series 2005-3, Class B

4.30% (90 day USD SOFR Average + 0.412%) (4)	04/25/40	1,457,502	1,393,998

SLM Student Loan Trust Series 2006-8, Class B

4.38% (90 day USD SOFR Average + 0.492%) (4)	01/25/41	1,538,917	1,455,016

SLM Student Loan Trust Series 2007-7, Class B

4.90% (90 day USD SOFR Average + 1.012%) (4)	10/27/70	2,195,000	2,288,773

SLM Student Loan Trust Series 2007-8, Class B

5.15% (90 day USD SOFR Average + 1.262%) (4)	04/27/83	2,509,253	2,435,209

SLM Student Loan Trust Series 2008-2, Class B

5.35% (90 day USD SOFR Average + 1.462%) (4)	01/25/83	1,000,000	1,065,856

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2008-3, Class B

5.35% (90 day USD SOFR Average + 1.462%) (4)	04/26/83	$710,000	$739,134

SLM Student Loan Trust Series 2008-4, Class A4

5.80% (90 day USD SOFR Average + 1.912%) (4)	07/25/49	280,423	281,170

SLM Student Loan Trust Series 2008-4, Class B

6.00% (90 day USD SOFR Average + 2.112%) (4)	04/25/73	710,000	753,850

SLM Student Loan Trust Series 2008-5, Class B

6.00% (90 day USD SOFR Average + 2.112%) (4)	07/25/73	7,315,000	7,774,749

SLM Student Loan Trust Series 2008-6, Class B

6.00% (90 day USD SOFR Average + 2.112%) (4)	07/26/83	710,000	737,699

SLM Student Loan Trust Series 2008-7, Class B

6.00% (90 day USD SOFR Average + 2.112%) (4)	07/26/83	820,000	820,819

SLM Student Loan Trust Series 2012-1, Class A3

4.73% (30 day USD SOFR Average + 1.064%) (4)	09/25/28	357,554	354,096

SLM Student Loan Trust Series 2012-2, Class A

4.48% (30 day USD SOFR Average + 0.814%) (4)	01/25/29	575,646	562,670

SLM Student Loan Trust Series 2012-7, Class B

5.58% (30 day USD SOFR Average + 1.914%) (4)	09/25/43	2,200,000	2,120,840

SLM Student Loan Trust Series 2014-1, Class A3

4.38% (30 day USD SOFR Average + 0.714%) (4)	02/26/29	492,524	478,272

Structured Receivables Finance LLC Series 2010-A, Class B

7.61% (1)	01/16/46	327,368	329,222

Structured Receivables Finance LLC Series 2010-B, Class B

7.97% (1)	08/15/36	567,840	576,871

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SVC ABS LLC Series 2026-1A, Class M

7.55% (1)	03/20/56	$5,300,000	$5,248,856

Switch ABS Issuer LLC Series 2024-2A, Class C

10.03% (1)	06/25/54	6,215,000	6,343,624

Switch ABS Issuer LLC Series 2025-2A, Class B

6.24% (1)	10/25/55	3,375,000	3,304,350

TIF Funding II LLC Series 2021-1A, Class B

2.54% (1)	02/20/46	2,294,292	2,089,025

Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R

6.77% (3 mo. USD Term SOFR + 3.100%) (1),(4)	03/20/38	3,040,000	2,983,158

Triton Container Finance VIII LLC Series 2021-1A, Class B

2.58% (1)	03/20/46	1,762,375	1,622,533

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class E

7.36% (30 day USD SOFR Average + 3.700%) (1),(4)	09/25/32	1,316,090	1,344,040

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class R

10.16% (30 day USD SOFR Average + 6.500%) (1),(4)	09/25/32	2,364,849	2,390,286

Wireless PropCo Funding LLC Series 2025-1A, Class C

8.51% (1)	06/25/55	1,250,000	1,261,118

Total Asset-Backed Securities

(Cost: $318,681,502)			275,691,706

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 24.5%

Federal Home Loan Mortgage Corp., Pool #SD8244

4.00%	09/01/52	7,668,831	7,265,842

Federal Home Loan Mortgage Corp., Pool #SD8256

4.00%	10/01/52	15,975,593	15,134,854

Federal Home Loan Mortgage Corp., Pool #SD8265

4.00%	11/01/52	23,596,401	22,352,777

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	5,857,913	5,678,584

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50%	10/01/52	13,399,894	12,988,434

Federal Home Loan Mortgage Corp., Pool #SD8275

4.50%	12/01/52	28,812,370	27,924,974

Federal Home Loan Mortgage Corp., Pool #SD8347

4.50%	08/01/53	9,360,549	9,062,845

Federal Home Loan Mortgage Corp., Pool #SD8323

5.00%	05/01/53	9,288,037	9,197,180

Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F)

18.22% (-30 day USD SOFR Average + 42.091%) (4)	07/15/37	4,092	5,815

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3404, Class AS (I/O) (I/F)

2.11% (-30 day USD SOFR Average + 5.781%) (4)	01/15/38	$22,351	$1,745

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

2.11% (-30 day USD SOFR Average + 5.786%) (4)	04/15/38	17,624	1,145

Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC)

0.00% (3)	11/15/33	5,578	5,202

Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)

2.82% (-30 day USD SOFR Average + 6.496%) (4)	04/15/42	43,884	4,625

Federal Home Loan Mortgage Corp. REMICS Series 5070, Class MI (I/O)

3.50%	02/25/51	4,945,666	793,968

Federal Home Loan Mortgage Corp. REMICS Series 5084, Class NI (I/O) (PAC)

4.00%	10/25/44	5,836,937	1,142,806

Federal Home Loan Mortgage Corp. REMICS Series 5149, Class DI (I/O)

4.00%	10/25/48	6,020,000	1,176,691

Federal Home Loan Mortgage Corp. REMICS Series 5468, Class SE (I/O) (I/F)

1.69% (-30 day USD SOFR Average + 5.350%) (4)	10/25/54	23,760,236	1,750,156

Federal Home Loan Mortgage Corp. REMICS Series 5473, Class SL (I/O) (I/F)

1.69% (-30 day USD SOFR Average + 5.350%) (4)	11/25/54	37,895,317	2,142,513

Federal Home Loan Mortgage Corp. REMICS Series 5496, Class S (I/O) (I/F)

2.24% (-30 day USD SOFR Average + 5.900%) (4)	01/25/55	25,747,422	1,960,443

Federal Home Loan Mortgage Corp. REMICS Series 5512, Class LS (I/O) (I/F)

2.23% (-30 day USD SOFR Average + 5.896%) (4)	03/25/55	11,717,389	871,892

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F)

1.39% (-30 day USD SOFR Average + 5.050%) (4)	06/25/55	$34,324,058	$2,007,594

Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F)

5.01% (-30 day USD SOFR Average + 10.500%) (4)	06/25/55	3,222,500	3,062,857

Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F)

5.08% (-30 day USD SOFR Average + 10.575%) (4)	06/25/55	3,389,246	3,076,064

Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F)

5.56% (-30 day USD SOFR Average + 11.667%) (4)	06/25/55	3,156,624	3,036,026

Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F)

5.01% (-30 day USD SOFR Average + 10.500%) (4)	06/25/55	1,058,922	1,009,435

Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O)

2.24% (-30 day USD SOFR Average + 5.900%) (4)	09/25/55	26,183,602	2,579,022

Federal Home Loan Mortgage Corp. REMICS Series 5617, Class IL (I/O)

4.00%	08/25/51	11,722,076	2,520,477

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O)

2.00%	03/15/52	33,518,720	4,326,106

Federal Home Loan Mortgage Corp. STRIPS Series 399, Class C38 (I/O)

3.50%	12/25/52	5,616,682	1,090,931

Federal National Mortgage Association, Pool #MA4626

4.00%	06/01/52	6,675,564	6,326,323

Federal National Mortgage Association, Pool #MA4866

4.00%	01/01/53	7,036,120	6,664,743

Federal National Mortgage Association, Pool #MA4656

4.50%	07/01/52	10,879,249	10,548,224

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	15,016,131	14,556,440

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	$10,791,531	$10,460,165

Federal National Mortgage Association, Pool #FS9442

4.50%	03/01/53	2,826,782	2,739,719

Federal National Mortgage Association, Pool #MA5037

4.50%	06/01/53	1,850,159	1,790,633

Federal National Mortgage Association, Pool #MA5009

5.00%	05/01/53	12,510,805	12,382,289

Federal National Mortgage Association, Pool #FS7252

5.00%	11/01/53	11,174,157	11,074,800

Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O)

2.00%	06/25/51	7,061,247	952,622

Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O)

2.00%	03/25/51	26,661,753	3,580,208

Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O)

2.00%	11/25/50	15,324,750	2,059,616

Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O)

2.00%	10/25/52	40,619,179	5,200,973

Federal National Mortgage Association Interest STRIPS Series 436, Class C32 (I/O)

2.00%	10/25/52	13,580,065	1,843,590

Federal National Mortgage Association REMICS Series 2006-11, Class PS (I/F) (PAC)

10.72% (-30 day USD SOFR Average + 24.147%) (4)	03/25/36	7,213	8,291

Federal National Mortgage Association REMICS Series 2006-8, Class HJ (I/O) (I/F)

2.82% (-30 day USD SOFR Average + 6.486%) (4)	03/25/36	300,409	28,430

Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F)

2.27% (-30 day USD SOFR Average + 5.936%) (4)	06/25/37	15,704	1,290

Federal National Mortgage Association REMICS Series 2007-77, Class SK (I/O) (I/F)

2.09% (-30 day USD SOFR Average + 5.756%) (4)	08/25/37	40,375	3,014

Federal National Mortgage Association REMICS Series 2007-88, Class JI (I/O) (I/F)

2.67% (-30 day USD SOFR Average + 6.336%) (4)	04/25/37	302,336	27,235

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F)

3.22% (-30 day USD SOFR Average + 6.886%) (4)	03/25/38	$21,803	$2,309

Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F)

2.42% (-30 day USD SOFR Average + 6.086%) (4)	07/25/38	55,473	4,053

Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)

2.82% (-30 day USD SOFR Average + 6.486%) (4)	10/25/40	16,941	1,504

Federal National Mortgage Association REMICS Series 2013-5, Class GF

4.88% (30 day USD SOFR Average + 1.214%) (4)	10/25/42	103,379	102,874

Federal National Mortgage Association REMICS Series 2014-49, Class CF

4.78% (30 day USD SOFR Average + 1.114%) (4)	07/25/43	4,570,881	4,556,881

Federal National Mortgage Association REMICS Series 2021-59, Class KI (I/O)

4.00%	09/25/51	8,190,847	2,040,419

Federal National Mortgage Association REMICS Series 2021-70, Class AI (I/O)

4.00%	10/25/51	8,095,500	1,785,565

Federal National Mortgage Association REMICS Series 2024-98, Class SC (I/O) (I/F)

2.29% (-30 day USD SOFR Average + 5.950%) (4)	12/25/54	10,837,879	989,659

Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F)

2.32% (-30 day USD SOFR Average + 5.980%) (4)	12/25/54	7,660,525	688,702

Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O)

1.54% (-30 day USD SOFR Average + 5.200%) (4)	06/25/55	13,313,053	675,874

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA8346

4.00%	10/20/52	$7,025,559	$6,658,178

Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)

5.00%	11/16/41	40,585	7,192

Government National Mortgage Association REMICS Series 2011-70, Class IL (I/O) (I/F)

0.60% (-1 mo. USD Term SOFR + 6.986%) (4)	06/16/37	252,202	4,516

Government National Mortgage Association REMICS Series 2011-81, Class IC (I/O) (I/F)

0.62% (-1 mo. USD Term SOFR + 6.606%) (4)	07/20/35	269,042	4,566

Government National Mortgage Association REMICS Series 2013-135, Class CS (I/O) (I/F)

2.41% (-1 mo. USD Term SOFR + 6.086%) (4)	09/16/43	999,455	96,312

Government National Mortgage Association REMICS Series 2017-136 (I/O)

5.00%	09/20/47	190,855	39,774

Government National Mortgage Association REMICS Series 2024-151, Class ES (I/O) (I/F)

1.73% (-30 day USD SOFR Average + 5.400%) (4)	09/20/54	15,524,558	906,203

Government National Mortgage Association REMICS Series 2024-154, Class SB (I/O) (I/F)

1.73% (-30 day USD SOFR Average + 5.400%) (4)	09/20/54	17,980,039	1,015,321

Government National Mortgage Association REMICS Series 2024-160, Class KS (I/O) (I/F)

1.81% (-30 day USD SOFR Average + 5.480%) (4)	10/20/54	19,715,854	1,147,809

Government National Mortgage Association REMICS Series 2024-30, Class AF

4.92% (30 day USD SOFR Average + 1.250%) (4)	02/20/54	764,646	770,541

Government National Mortgage Association, TBA

3.50% (9)	07/01/55	19,000,000	17,339,713

4.00% (9)	06/01/55	56,050,000	52,470,563

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Uniform Mortgage-Backed Security, TBA

3.50% (9)	12/01/51	$79,050,000	$72,472,793

4.00% (9)	05/01/55	1,975,000	1,861,477

4.00% (9)	05/01/55	103,475,000	97,622,868

4.50% (9)	01/01/56	53,475,000	51,585,862

5.00% (9)	01/01/56	63,950,000	63,057,897

5.50% (9)	12/01/55	43,250,000	43,455,005

Total Residential Mortgage-Backed Securities — Agency (Cost: $652,977,933)			653,784,038

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY— 12.5%

245 Park Avenue Trust Series 2017-245P, Class E

3.66% (1),(2)	06/05/37	7,400,000	7,151,803

280 Park Avenue Mortgage Trust Series 2017-280P, Class D

5.51% (1 mo. USD Term SOFR + 1.836%) (1),(4)	09/15/34	5,537,500	5,457,414

280 Park Avenue Mortgage Trust Series 2017-280P, Class E

6.09% (1 mo. USD Term SOFR + 2.419%) (1),(4)	09/15/34	5,889,000	5,775,458

Acore Issuer LLC Series 2026-FL1, Class C

5.78% (1 mo. USD Term SOFR + 2.100%) (1),(4)	08/20/43	4,135,000	4,126,897

ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B

7.67% (30 day USD SOFR Average + 4.000%) (1),(4)	06/25/27	2,524,703	2,523,001

AMSR Trust Series 2021-SFR3, Class G

3.80% (1)	10/17/38	5,000,000	4,937,282

AMSR Trust Series 2022-SFR1, Class F

6.02% (1)	03/17/39	4,500,000	4,469,442

AMSR Trust Series 2022-SFR3, Class E1

4.00% (1)	10/17/39	10,000,000	9,742,451

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.09% (1),(2)	08/10/38	7,845,000	7,676,809

BAMLL Commercial Mortgage Securities Trust Series 2020-BOC, Class X (I/O)

0.47% (1),(2)	01/15/32	98,610,000	167,977

BBCMS Trust Series 2015-SRCH, Class D

4.96% (1),(2)	08/10/35	1,540,000	1,431,696

BGME Trust Series 2021-VR, Class B

2.99% (1),(2)	01/10/43	3,300,000	2,770,727

BGME Trust Series 2021-VR, Class D

2.99% (1),(2)	01/10/43	3,300,000	2,427,866

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY (Continued)

BX Commercial Mortgage Trust Series 2020-VIVA, Class D

3.55% (1),(2)	03/11/44		$5,000,000	$4,634,842

BX Commercial Mortgage Trust Series 2025-BCAT, Class D

6.32% (1 mo. USD Term SOFR + 2.650%) (1),(4)	08/15/42		2,510,706	2,521,499

BX Commercial Mortgage Trust Series 2025-BCAT, Class E

7.17% (1 mo. USD Term SOFR + 3.500%) (1),(4)	08/15/42		2,874,855	2,890,934

BX Trust Series 2019-OC11, Class E

3.94% (1),(2)	12/09/41		7,410,000	6,862,180

BX Trust Series 2021-LBA, Class EJV

6.04% (1 mo. USD Term SOFR + 2.364%) (1),(4)	02/15/36		1,500,000	1,498,864

BX Trust Series 2023-LIFE, Class C

5.88% (1)	02/15/28		4,362,000	4,221,812

BX Trust Series 2025-VLT6, Class E

6.86% (1 mo. USD Term SOFR + 3.191%) (1),(4)	03/15/42		5,405,000	5,371,398

BX Trust Series 2025-VLT7, Class D

6.92% (1 mo. USD Term SOFR + 3.250%) (1),(4)	07/15/44		4,000,000	3,982,151

BXHPP Trust Series 2021-FILM, Class E

5.79% (1 mo. USD Term SOFR + 2.114%) (1),(4)	08/15/36		5,367,000	4,538,469

Caister Finance DAC Series 1A, Class D

7.64% (1 day GBP SONIA + 3.900%) (1),(4)	08/17/35	GBP	1,442,000	1,903,403

Caister Finance DAC Series 1A, Class E

9.49% (1 day GBP SONIA + 5.750%) (1),(4)	08/17/35	GBP	1,100,000	1,445,082

CD Mortgage Trust Series 2016-CD1, Class XA (I/O)

1.33% (2)	08/10/49		45,233,320	2,171

CHI Commercial Mortgage Trust Series 2025-SFT, Class D

6.84% (1),(2)	04/15/42		7,232,000	7,392,215

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.14% (2)	10/15/45		8,525,699	191,480

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY (Continued)

CoreVest American Finance Ltd. Series 2021-3, Class XA (I/O)

2.37% (1),(2)	10/15/54	$42,082,955	$391,245

CoreVest American Finance Trust Series 2019-3, Class XA (I/O)

1.99% (1),(2),(7)	10/15/52	355,136	4

CoreVest American Finance Trust Series 2020-1, Class A2

2.30% (1)	03/15/50	1,909,504	1,816,413

CoreVest American Finance Trust Series 2020-4, Class XB (I/O)

2.36% (1),(2)	12/15/52	8,369,802	388,720

CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O)

1.53% (2)	06/15/52	85,384,620	3,289,033

DGWD Trust Series 2025-INFL, Class D

6.42% (1 mo. USD Term SOFR + 2.750%) (1),(4)	08/15/35	2,750,000	2,743,486

DOLP Trust Series 2021-NYC, Class D

3.70% (1),(2)	05/10/41	4,740,000	4,027,478

DROP Mortgage Trust Series 2021-FILE, Class A

4.94% (1 mo. USD Term SOFR + 1.264%) (1),(4)	10/15/43	5,520,000	5,506,890

DROP Mortgage Trust Series 2021-FILE, Class D

6.54% (1 mo. USD Term SOFR + 2.864%) (1),(4)	10/15/43	3,145,000	3,076,203

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K051, Class X3 (I/O)

3.92% (2)	10/25/43	736,016	7

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K055, Class X3 (I/O)

1.74% (2)	04/25/44	17,987,327	180

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KS06, Class X (I/O)

0.88% (2)	08/25/26	23,568,550	236

Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)

2.04% (2)	04/25/36	4,625,968	46

FirstKey Homes Trust Series 2021-SFR1, Class F3

3.69% (1)	08/17/38	6,285,000	6,232,374

FRTKL Group, Inc. Series 2021-SFR1, Class G

4.11% (1)	09/17/38	9,435,000	9,281,636

Grace Trust Series 2020-GRCE, Class D

2.68% (1),(2)	12/10/40	2,950,000	2,607,891

GS Mortgage Securities Corp. Trust Series 2023-FUN, Class B

6.46% (1 mo. USD Term SOFR + 2.790%) (1),(4)	03/15/28	5,160,000	5,187,987

Hilton USA Trust Series 2016-HHV, Class F

4.19% (1),(2)	11/05/38	7,840,000	7,721,510

Hudson Yards Mortgage Trust Series 2019-55HY, Class F

2.94% (1),(2)	12/10/41	6,891,000	5,934,721

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY (Continued)

Hudson Yards Mortgage Trust Series 2025-SPRL, Class E

6.68% (1),(2)	01/13/40	$4,000,000	$4,065,057

Hudson Yards Mortgage Trust Series 2025-SPRL, Class F

7.40% (1),(2)	01/13/40	3,358,000	3,365,717

ILPT Commercial Mortgage Trust Series 2022-LPFX, Class A

3.38% (1)	03/15/32	11,000,000	10,037,765

ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E

8.20% (1),(2)	07/13/42	4,970,000	5,080,432

JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class H

8.93% (1 mo. USD Term SOFR + 5.260%) (1),(4)	04/15/37	5,119,048	4,868,430

JPMorgan Chase Commercial Mortgage Securities Trust Series 2025-BMS, Class D

6.82% (1 mo. USD Term SOFR + 3.150%) (1),(4)	01/15/42	3,129,000	3,121,383

KRE Commercial Mortgage Trust Series 2025-AIP4, Class E

6.67% (1 mo. USD Term SOFR + 3.000%) (1),(4)	03/15/42	3,855,231	3,841,197

Life Mortgage Trust Series 2021-BMR, Class G

6.74% (1 mo. USD Term SOFR + 3.064%) (1),(4)	03/15/38	2,800,000	2,461,382

MKT Mortgage Trust Series 2020-525M, Class C

2.94% (1),(2)	02/12/40	4,970,000	4,169,444

MKT Mortgage Trust Series 2020-525M, Class D

2.94% (1),(2)	02/12/40	3,782,000	3,092,748

MKT Mortgage Trust Series 2020-525M, Class XA (I/O)

0.21% (1),(2)	02/12/40	147,585,000	1,087,583

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)

0.52% (2)	04/15/48	10,521,177	105

Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E

4.32% (1),(2)	01/15/43	1,050,000	922,316

NYC Commercial Mortgage Trust Series 2025-3BP, Class D

6.11% (1 mo. USD Term SOFR + 2.441%) (1),(4)	02/15/42	2,320,000	2,318,345

NYCT Trust Series 2024-3ELV, Class C

6.51% (1 mo. USD Term SOFR + 2.840%) (1),(4)	08/15/29	7,719,083	7,742,006

One New York Plaza Trust Series 2020-1NYP, Class AJ

5.04% (1 mo. USD Term SOFR + 1.364%) (1),(4)	01/15/36	2,630,000	2,489,131

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY (Continued)

PGA Trust Series 2024-RSR2, Class A

5.56% (1 mo. USD Term SOFR + 1.891%) (1),(4)	06/15/39		$8,873,000	$8,855,405

Progress Residential Trust Series 2021-SFR10, Class G

4.86% (1)	12/17/40		3,315,723	3,246,542

Progress Residential Trust Series 2021-SFR11, Class G

4.69% (1)	01/17/39		3,000,000	2,900,739

Progress Residential Trust Series 2021-SFR3, Class F

3.44% (1)	05/17/26		3,700,000	3,687,152

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26		15,752,000	15,692,123

Progress Residential Trust Series 2021-SFR8, Class G

4.01% (1)	10/17/38		4,886,000	4,827,299

Progress Residential Trust Series 2022-SFR1, Class G

5.52% (1)	02/17/41		5,517,817	5,394,715

RIDE Series 2025-SHRE, Class D

6.30% (1),(2)	02/14/47		3,225,000	3,293,881

RIDE Series 2025-SHRE, Class E

7.29% (1),(2)	02/14/47		2,000,000	2,066,053

ROCK Trust Series 2024-CNTR, Class E

8.82% (1)	11/13/41		2,500,000	2,608,060

Sage AR Funding Series 2026-1A, Class D

6.23% (1 day GBP SONIA + 2.500%) (1),(4)	05/18/38	GBP	2,800,000	3,713,924

Sequoia Logistics DAC Series 2025-1A, Class E

5.80% (3 mo. EUR EURIBOR + 3.800%) (1),(4)	02/17/37	EUR	3,500,000	4,023,094

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(2)	01/05/43		1,840,000	1,597,091

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C

4.39% (1),(2)	01/05/43		10,000,000	7,925,541

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D

4.39% (1),(2)	01/05/43		13,330,000	9,931,555

SLG Office Trust Series 2021-OVA, Class F

2.85% (1)	07/15/41		3,000,000	2,487,844

SLG Office Trust Series 2026-OMA, Class F

7.92% (1),(2),(10)	04/15/41		2,670,000	2,693,010

SMRT Commercial Mortgage Trust Series 2022-MINI, Class F

7.02% (1 mo. USD Term SOFR + 3.350%) (1),(4)	01/15/39		6,570,000	6,413,484

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON- AGENCY (Continued)

SWCH Commercial Mortgage Trust Series 2025-DATA, Class E

7.01% (1 mo. USD Term SOFR + 3.340%) (1),(4)	02/15/42		$7,445,000	$7,335,209

TCO Commercial Mortgage Trust Series 2024-DPM, Class D

6.41% (1 mo. USD Term SOFR + 2.741%) (1),(4)	12/15/39		5,650,000	5,655,487

Tricon Residential Trust Series 2021-SFR1, Class F

3.69% (1)	07/17/38		5,820,000	5,780,038

U.K. Logistics DAC Series 2025-1A, Class E

9.25% (1 day GBP SONIA + 5.500%) (1),(4)	05/17/35	GBP	951,188	1,253,674

WFRBS Commercial Mortgage Trust Series 2013-C14, Class XA (I/O)

0.30% (2)	06/15/46		729,288	7

WFRBS Commercial Mortgage Trust Series 2014-C23, Class XA (I/O)

0.10% (2)	10/15/57		826,340	1,148

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $352,506,411)				334,367,499

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.8%

Federal Home Loan Mortgage Corp. Multifamily PC REMIC Trust Series 2019-P002, Class X (I/O)

0.77% (2)	07/25/33		14,520,699	739,395

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X1 (I/O)

1.21% (2)	05/25/26		37,278,495	21,539

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K057, Class X1 (I/O)

1.16% (2)	07/25/26		91,980,149	120,696

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)

1.18% (2)	06/25/27		57,671,187	464,726

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC07, Class X1 (I/O)

0.73% (2)	09/25/26		63,433,543	194,957

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KL05, Class X1HG (I/O)

1.22% (2)	12/25/27		49,444,667	1,931

Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O)

2.97% (2)	07/25/39		6,927,119	124,156

Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)

2.69% (2)	01/25/39		15,070,705	527,939

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association-ACES Series 2019-M29, Class X4 (ACES) (I/O)

0.70% (2)	03/25/29	$117,375,779	$1,816,015

FREMF Mortgage Trust Series 2017-KW03, Class C

0.00% (1),(3)	08/25/27	6,135,000	5,465,567

FREMF Mortgage Trust Series 2019-KF71, Class B

6.08% (30 day USD SOFR Average + 2.414%) (1),(4)	10/25/29	578,866	546,091

FREMF Mortgage Trust Series 2020-KF75, Class B

6.03% (30 day USD SOFR Average + 2.364%) (1),(4)	12/25/29	832,573	781,184

FREMF Mortgage Trust Series 2020-KF78, Class C

11.65% (30 day USD SOFR Average + 7.984%) (1),(4)	03/25/30	3,228,631	3,190,264

FREMF Mortgage Trust Series 2020-KF88, Class C

12.78% (30 day USD SOFR Average + 9.114%) (1),(4)	09/25/30	2,828,630	2,847,437

Government National Mortgage Association Series 2011-152 (I/O)

0.01% (2)	08/16/51	2,392,282	63

Government National Mortgage Association Series 2012-112 (I/O)

0.11% (2)	02/16/53	15,446,674	45,781

Government National Mortgage Association Series 2012-78 (I/O)

0.03% (2)	06/16/52	16,639,086	987

Government National Mortgage Association Series 2014-103 (I/O)

0.18% (2)	05/16/55	13,163,463	63,041

Government National Mortgage Association Series 2014-125 (I/O)

0.87% (2)	11/16/54	5,867,082	149,909

Government National Mortgage Association Series 2023-127 (I/O)

0.40% (2)	07/16/57	153,287,501	2,607,957

Total Commercial Mortgage-Backed Securities — Agency (Cost: $28,583,017)			19,709,635

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—26.6%

ABFC Trust Series 2007-WMC1, Class A1A

5.04% (1 mo. USD Term SOFR + 1.364%) (4)	06/25/37	13,958,106	10,075,043

ABFC Trust Series 2007-WMC1, Class A2B

4.79% (1 mo. USD Term SOFR + 1.114%) (4)	06/25/37	2,567,757	2,207,623

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ACE Securities Corp. Home Equity Loan Trust Series 2006-HE3, Class A2C

4.09% (1 mo. USD Term SOFR + 0.414%) (4)	06/25/36	$3,869,037	$2,875,581

ACE Securities Corp. Home Equity Loan Trust Series 2006-NC3, Class A2C

4.11% (1 mo. USD Term SOFR + 0.434%) (4)	12/25/36	49,601,878	12,371,477

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A1

4.11% (1 mo. USD Term SOFR + 0.434%) (4)	03/25/37	25,873,238	11,023,407

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D

4.55% (1 mo. USD Term SOFR + 0.874%) (4)	03/25/37	2,039,153	832,591

Adjustable Rate Mortgage Trust Series 2005-4, Class 5A1

4.26% (2)	08/25/35	1,017,051	825,304

Adjustable Rate Mortgage Trust Series 2007-1, Class 1A1

5.12% (2)	03/25/37	949,319	768,331

American Home Mortgage Investment Trust Series 2006-1, Class 11A

4.07% (1 mo. USD Term SOFR + 0.394%) (4)	03/25/46	6,298,684	5,748,056

American Home Mortgage Investment Trust Series 2006-1, Class 12A

4.19% (1 mo. USD Term SOFR + 0.514%) (4)	03/25/46	1,952,592	1,775,425

Argent Securities Trust Series 2006-W3, Class A2C

4.15% (1 mo. USD Term SOFR + 0.474%) (4)	04/25/36	35,875,427	10,119,139

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1

4.77% (1 mo. USD Term SOFR + 1.089%) (4)	12/25/34	809,336	765,820

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-HE5, Class A5

3.07% (1 mo. USD Term SOFR + 0.594%) (4)	07/25/36	1,213,366	1,207,151

Banc of America Alternative Loan Trust Series 2003-8, Class 1CB

5.50%	10/25/33	242,535	244,285

Banc of America Funding Corp. Series 2015-R3, Class 6A2

4.13% (1),(2)	05/27/36	6,177,005	6,032,745

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Banc of America Funding Trust Series 2006-D, Class 3A1

4.87% (2)	05/20/36	$469,944	$424,766

Banc of America Mortgage Trust Series 2005-K, Class 2A1

5.06% (2)	12/25/35	430,546	398,679

BCAP LLC Trust Series 2007-AA1, Class 2A1

4.15% (1 mo. USD Term SOFR + 0.474%) (4)	03/25/37	1,925,765	1,807,178

Bear Stearns ALT-A Trust Series 2005-2, Class 2A4

3.75% (2)	04/25/35	440,619	403,988

Bear Stearns ALT-A Trust Series 2005-8, Class 11A1

4.33% (1 mo. USD Term SOFR + 0.654%) (4)	10/25/35	3,665,601	3,434,045

Bear Stearns ARM Trust Series 2005-9, Class A1

6.42% (1 yr. CMT + 2.300%) (4)	10/25/35	599,522	581,048

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3

5.50% (2)	09/25/35	202,853	193,419

Bear Stearns Asset-Backed Securities I Trust Series 2006-AC2, Class 21A (PAC)

6.00%	03/25/36	3,628	3,622

Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1

4.19% (1 mo. USD Term SOFR + 0.514%) (4)	09/25/47	3,601,791	3,347,532

Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 2A1

4.00% (1 mo. USD Term SOFR + 0.324%) (4)	06/25/37	2,799,941	2,669,732

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B

3.46%	02/25/37	3,432,683	1,958,279

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.46%	02/25/37	821,584	468,698

C-BASS Mortgage Loan Trust Series 2007-CB3, Class A3

3.26%	03/25/37	4,898,319	1,767,986

C-BASS Trust Series 2006-CB9, Class A2

4.01% (1 mo. USD Term SOFR + 0.334%) (4)	11/25/36	6,408,542	2,968,844

C-BASS Trust Series 2007-CB1, Class AF2

3.08%	01/25/37	2,284,104	620,310

C-BASS Trust Series 2007-CB5, Class A1

3.21% (1 mo. USD Term SOFR + 0.234%) (4)	04/25/37	1,102,766	659,651

Carrington Mortgage Loan Trust Series 2006-NC4, Class A4

4.03% (1 mo. USD Term SOFR + 0.354%) (4)	10/25/36	14,364,300	12,703,803

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Cascade MH Asset Trust Series 2022-MH1, Class A

4.25% (1)	08/25/54	$5,586,487	$5,475,699

CFMT LLC Series 2024-NR1, Class A1

6.41% (1)	11/25/29	8,266,262	8,279,151

Chase Mortgage Finance Trust Series 2007-A1, Class 8A1

6.06% (2)	02/25/37	270,748	267,431

CHL Mortgage Pass-Through Trust Series 2005-3, Class 1A2

4.37% (1 mo. USD Term SOFR + 0.694%) (4)	04/25/35	1,747,105	1,689,894

CIM Trust Series 2020-R1, Class A1

2.85% (1),(2)	10/27/59	7,405,409	6,901,698

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(2)	12/25/60	3,390,183	3,108,351

CIM Trust Series 2020-R7, Class A1A

2.25% (1),(2)	12/27/61	5,216,532	4,823,918

CIM Trust Series 2021-R3, Class A1B

1.95% (1),(2)	06/25/57	18,287,000	15,497,858

CIM Trust Series 2021-R4, Class A1A

2.00% (1),(2)	05/01/61	6,580,364	6,240,979

CIM Trust Series 2021-R4, Class A1B

2.00% (1),(2)	05/01/61	10,243,493	8,570,460

CIM Trust Series 2021-R5, Class A1A

2.00% (1),(2)	08/25/61	6,502,806	5,842,720

CIM Trust Series 2025-R1, Class A1

5.00% (1)	02/25/99	7,397,523	7,325,822

Citigroup Mortgage Loan Trust Series 2005-9, Class 1A1

4.05% (1 mo. USD Term SOFR + 0.374%) (4)	11/25/35	31,273	27,665

Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2C

4.11% (1 mo. USD Term SOFR + 0.434%) (4)	12/25/36	5,625,203	3,936,743

Citigroup Mortgage Loan Trust, Inc. Series 2006-HE3, Class A2D

4.25% (1 mo. USD Term SOFR + 0.574%) (4)	12/25/36	6,011,667	4,206,664

Countrywide Alternative Loan Trust Series 2005-74T1, Class A1

6.00%	01/25/36	4,733,256	2,625,303

Countrywide Alternative Loan Trust Series 2005-76, Class 1A1

5.34% (1 yr. MTA + 1.480%) (4)	01/25/36	1,753,625	1,696,809

Countrywide Alternative Loan Trust Series 2006-HY12, Class A5

4.10% (2)	08/25/36	1,422,926	1,345,794

Credit Suisse First Boston Mortgage Securities Corp. Series 2003-AR26, Class 3A1

6.48% (2)	11/25/33	149,028	146,530

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4

6.49%	09/25/28	4,402	4,394

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF3

2.92%	12/25/36	$560,947	$457,432

CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5, Class 9A1

3.85% (2)	06/25/34	22,058	21,192

CSMC Mortgage-Backed Trust Series 2006-1, Class 1A4

5.50%	02/25/36	2,095,042	1,849,669

CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1

6.00%	10/25/49	20,037	3,645

CSMC Trust Series 2022-RPL1, Class PT

4.55% (1),(2)	04/25/61	9,232,254	8,308,303

CSMCM Trust Series 2018-SP3, Class PT

4.29% (1),(2)	06/25/48	9,843,251	8,410,277

CSMCM Trust Series 2022-RPL1, Class CERT

4.23% (1)	04/25/61	390,193	321,935

DSLA Mortgage Loan Trust Series 2004-AR4, Class 2A1

4.51% (1 mo. USD Term SOFR + 0.834%) (4)	01/19/45	338,352	257,590

DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A

4.37% (1 mo. USD Term SOFR + 0.694%) (4)	10/19/45	2,751,932	2,577,806

DSLA Mortgage Loan Trust Series 2006-AR2, Class 2A1A

3.99% (1 mo. USD Term SOFR + 0.314%) (4)	10/19/36	4,539,468	3,086,703

DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A

3.93% (1 mo. USD Term SOFR + 0.254%) (4)	03/19/37	969,589	825,871

EFMT Series 2025-INV2, Class B1

7.50% (1),(2)	05/26/70	6,876,000	6,950,360

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2

11.16% (30 day USD SOFR Average + 7.500%) (1),(4)	10/25/41	6,310,000	6,491,155

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2

11.46% (30 day USD SOFR Average + 7.800%) (1),(4)	11/25/41	6,550,000	6,774,096

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2

9.91% (30 day USD SOFR Average + 6.250%) (1),(4)	09/25/41	5,410,000	5,510,122

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1

13.03% (30 day USD SOFR Average + 9.364%) (1),(4)	11/25/39	$3,717,330	$3,888,050

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2

9.66% (30 day USD SOFR Average + 6.000%) (1),(4)	10/25/41	8,995,000	9,182,827

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2

9.16% (30 day USD SOFR Average + 5.500%) (1),(4)	12/25/41	6,119,000	6,268,262

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2

9.66% (30 day USD SOFR Average + 6.000%) (1),(4)	12/25/41	7,125,000	7,313,095

First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C

4.11% (1 mo. USD Term SOFR + 0.434%) (4)	10/25/36	12,207,488	8,026,273

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2D

4.21% (1 mo. USD Term SOFR + 0.534%) (4)	12/25/37	573,597	533,970

First Franklin Mortgage Loan Trust Series 2006-FF5, Class M1

4.20% (1 mo. USD Term SOFR + 0.519%) (4)	04/25/36	3,860,000	3,155,025

First Franklin Mortgage Loan Trust Series 2006-FF9, Class 2A4

4.29% (1 mo. USD Term SOFR + 0.614%) (4)	06/25/36	10,218,000	9,610,243

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D

4.23% (1 mo. USD Term SOFR + 0.554%) (4)	01/25/38	3,430,329	1,885,171

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2B

3.99% (1 mo. USD Term SOFR + 0.314%) (4)	03/25/37	475,845	225,272

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1

4.78% (2)	09/25/34	61,058	61,372

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A3

4.78% (2)	09/25/34	93,888	94,371

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Horizon Alternative Mortgage Securities Trust Series 2005-AA10, Class 1A1

5.06% (2)	12/25/35	$533,915	$441,329

First Horizon Alternative Mortgage Securities Trust Series 2005-AA12, Class 2A1

4.72% (2)	02/25/36	686,774	407,253

First Horizon Alternative Mortgage Securities Trust Series 2005-AA3, Class 3A1

5.57% (2)	05/25/35	501,984	475,759

First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1

4.82% (2)	09/25/35	779,957	696,060

First Horizon Alternative Mortgage Securities Trust Series 2005-AA8, Class 2A1

4.70% (2)	10/25/35	1,223,721	657,907

First Horizon Alternative Mortgage Securities Trust Series 2005-AA9, Class 2A1

5.19% (2)	11/25/35	653,998	570,820

First Horizon Mortgage Pass-Through Trust Series 2005-AR4, Class 1A1

3.79% (2)	09/25/35	1,134,827	733,927

First Horizon Mortgage Pass-Through Trust Series 2005-AR5, Class 2A1

5.50% (2)	11/25/35	385,820	283,207

First Horizon Mortgage Pass-Through Trust Series 2007-AR2, Class 1A2

6.56% (2)	08/25/37	45,502	9,252

GCAT Trust Series 2025-NQM2, Class B1

7.18% (1),(2)	04/25/70	4,030,000	4,047,900

GMACM Mortgage Loan Trust Series 2005-AR5, Class 3A1

4.63% (2)	09/19/35	772,003	619,794

GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1

3.63% (2)	04/19/36	2,172,704	1,808,531

GreenPoint Manufactured Housing Series 2000-1, Class A4

8.14% (2)	03/20/30	3,202,446	1,666,063

GreenPoint Mortgage Funding Trust Series 2007-AR1, Class 2A1

4.19% (1 mo. USD Term SOFR + 0.514%) (4)	03/25/47	6,759,837	6,464,019

GSAMP Trust Series 2007-FM2, Class A1

3.93% (1 mo. USD Term SOFR + 0.254%) (4)	01/25/37	15,124,353	9,412,569

GSR Mortgage Loan Trust Series 2005-7F, Class 3A3 (I/O) (I/F)

1.71% (-1 mo. USD Term SOFR + 5.386%) (4)	09/25/35	7,771	415

GSR Mortgage Loan Trust Series 2005-AR4, Class 5A1

5.36% (2)	07/25/35	162,001	156,835

GSR Mortgage Loan Trust Series 2006-AR2, Class 2A1

4.06% (2)	04/25/36	131,993	77,613

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

HarborView Mortgage Loan Trust Series 2005-10, Class 2A1

4.41% (1 mo. USD Term SOFR + 0.734%) (4)	11/19/35	$707,462	$447,102

HarborView Mortgage Loan Trust Series 2006-7, Class 1A

4.21% (1 mo. USD Term SOFR + 0.534%) (4)	09/19/46	7,108,942	6,392,267

HarborView Mortgage Loan Trust Series 2007-6, Class 1A1

3.99% (1 mo. USD Term SOFR + 0.314%) (4)	08/19/37	7,668,085	6,704,214

HSI Asset Securitization Corp. Trust Series 2006-HE1, Class 1A1

4.07% (1 mo. USD Term SOFR + 0.394%) (4)	10/25/36	10,071,741	2,661,931

HSI Asset Securitization Corp. Trust Series 2006-HE2, Class 1A

4.05% (1 mo. USD Term SOFR + 0.374%) (4)	12/25/36	23,837,061	8,841,683

HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A1

3.89% (1 mo. USD Term SOFR + 0.214%) (4)	07/25/36	9,316,576	3,933,872

HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A2

3.99% (1 mo. USD Term SOFR + 0.314%) (4)	07/25/36	10,311,655	4,378,176

HSI Asset Securitization Corp. Trust Series 2006-WMC1, Class A4

4.29% (1 mo. USD Term SOFR + 0.614%) (4)	07/25/36	9,017,059	3,877,140

Impac CMB Trust Series 2005-2, Class 1A1

4.31% (1 mo. USD Term SOFR + 0.634%) (4)	04/25/35	986,072	984,661

IndyMac INDX Mortgage Loan Trust Series 2005-AR14, Class 1A1

4.35% (1 mo. USD Term SOFR + 0.674%) (4)	07/25/35	6,919,216	4,998,874

IndyMac INDX Mortgage Loan Trust Series 2005-AR19, Class A1

3.61% (2)	10/25/35	1,453,658	1,161,786

IndyMac INDX Mortgage Loan Trust Series 2006-AR27, Class 1A3

4.33% (1 mo. USD Term SOFR + 0.654%) (4)	10/25/36	4,479,916	1,800,517

IndyMac INDX Mortgage Loan Trust Series 2006-AR4, Class A2A

4.29% (1 mo. USD Term SOFR + 0.614%) (4)	05/25/46	7,787,396	7,754,595

IndyMac INDX Mortgage Loan Trust Series 2006-AR9, Class 3A3

3.42% (2)	06/25/36	2,261,995	1,967,346

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

IndyMac INDX Mortgage Loan Trust Series 2007-FLX4, Class 2A1

4.15% (1 mo. USD Term SOFR + 0.474%) (4)	07/25/37	$9,378,687	$8,798,312

JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A1A

4.05% (1 mo. USD Term SOFR + 0.374%) (4)	12/25/36	6,161,578	3,916,855

JPMorgan Mortgage Acquisition Corp. Series 2006-WMC4, Class A4

4.09% (1 mo. USD Term SOFR + 0.414%) (4)	12/25/36	8,013,278	4,109,251

JPMorgan Mortgage Trust Series 2006-A3, Class 2A1

4.79% (2)	05/25/36	13,252	11,170

Knock Issuer Trust Series 2025-1, Class A1

7.12% (1)	02/25/30	2,835,000	2,860,776

Lehman XS Trust Series 2006-17, Class 1A3

4.29% (1 mo. USD Term SOFR + 0.614%) (4)	08/25/46	9,732,642	8,968,063

Lehman XS Trust Series 2006-GP2, Class 1A5

4.21% (1 mo. USD Term SOFR + 0.534%) (4)	06/25/46	2,520,914	2,474,929

Lehman XS Trust Series 2007-18N, Class 1A1

5.49% (1 mo. USD Term SOFR + 1.814%) (4)	10/25/37	1,835,757	1,815,181

Long Beach Mortgage Loan Trust Series 2006-2, Class 1A

4.15% (1 mo. USD Term SOFR + 0.474%) (4)	03/25/46	4,777,658	4,215,352

Long Beach Mortgage Loan Trust Series 2006-9, Class 2A2

4.01% (1 mo. USD Term SOFR + 0.334%) (4)	10/25/36	45,876,814	13,944,859

MASTR Adjustable Rate Mortgages Trust Series 2003-7, Class 3A1

5.98% (2)	11/25/33	52,270	52,310

MASTR Adjustable Rate Mortgages Trust Series 2004-15, Class 8A1

5.12% (2)	10/25/34	22,377	22,505

MASTR Adjustable Rate Mortgages Trust Series 2004-3, Class 3A3

5.20% (2)	04/25/34	17,070	16,776

MASTR Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1

4.66% (1 yr. MTA + 0.800%) (4)	12/25/46	13,299,837	10,345,904

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MASTR Asset-Backed Securities Trust Series 2006-WMC1, Class A3

4.15% (1 mo. USD Term SOFR + 0.474%) (4)	02/25/36	$14,747,977	$4,756,192

MASTR Asset-Backed Securities Trust Series 2007-HE1, Class A4

4.35% (1 mo. USD Term SOFR + 0.674%) (4)	05/25/37	3,150,000	2,736,893

MASTR Asset-Backed Securities Trust Series 2007-WMC1, Class A2

3.89% (1 mo. USD Term SOFR + 0.214%) (4)	01/25/37	15,290,852	4,212,864

Merrill Lynch Alternative Note Asset Trust Series 2007-OAR2, Class A2

4.21% (1 mo. USD Term SOFR + 0.534%) (4)	04/25/37	5,303,099	4,298,278

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C

4.29% (1 mo. USD Term SOFR + 0.614%) (4)	04/25/37	14,925,908	5,464,781

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A4

4.29% (1 mo. USD Term SOFR + 0.614%) (4)	07/25/37	320,184	327,412

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5, Class 1A

5.49% (1 mo. USD Term SOFR + 1.814%) (4)	10/25/37	19,487,094	11,928,540

Merrill Lynch Mortgage Investors Trust Series 2003-A6, Class 2A

6.73% (2)	10/25/33	48,769	48,277

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1

5.92% (1 yr. CMT + 2.400%) (4)	08/25/36	435,782	375,720

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A3

4.09% (1 mo. USD Term SOFR + 0.414%) (4)	06/25/36	7,907,835	3,899,792

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4

4.27% (1 mo. USD Term SOFR + 0.594%) (4)	06/25/36	8,435,874	4,180,367

Morgan Stanley ABS Capital I, Inc. Trust Series 2007-NC3, Class A2C

3.98% (1 mo. USD Term SOFR + 0.304%) (4)	05/25/37	17,344,056	13,232,138

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley Capital I, Inc. Trust Series 2006-NC2, Class A2D

4.37% (1 mo. USD Term SOFR + 0.694%) (4)	02/25/36		$110,703	$110,553

Morgan Stanley Home Equity Loan Trust Series 2006-3, Class A4

4.31% (1 mo. USD Term SOFR + 0.634%) (4)	04/25/36		9,932,982	6,856,000

Morgan Stanley Mortgage Loan Trust Series 2004-7AR, Class 2A4

4.87% (2)	09/25/34		77,953	76,675

Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A

5.25%	02/25/49		32,202	29,256

MortgageIT Trust Series 2005-2, Class 2A

5.43% (1 mo. USD Term SOFR + 1.764%) (4)	05/25/35		385,154	378,288

New York Mortgage Trust Series 2005-3, Class A1

4.27% (1 mo. USD Term SOFR + 0.594%) (4)	02/25/36		52,261	52,263

NLT Trust Series 2021-INV2, Class A3

1.52% (1),(2)	08/25/56		5,383,405	4,761,773

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR4, Class 4A1

4.26% (2)	08/25/35		664,321	628,612

Oakwood Mortgage Investors, Inc. Series 2000-A, Class A5

8.16% (2)	09/15/29		10,211,723	1,054,916

Option One Mortgage Loan Trust Series 2007-4, Class 2A2

3.97% (1 mo. USD Term SOFR + 0.294%) (4)	04/25/37		11,289,304	6,493,691

Option One Mortgage Loan Trust Series 2007-5, Class 2A2

3.96% (1 mo. USD Term SOFR + 0.284%) (4)	05/25/37		16,014,814	8,665,722

Ownit Mortgage Loan Trust Series 2006-2, Class A1

4.21% (1 mo. USD Term SOFR + 0.534%) (4)	01/25/37		1,516,572	1,490,156

PHH Alternative Mortgage Trust Series 2007-2, Class 1A4

4.39% (1 mo. USD Term SOFR + 0.714%) (4)	05/25/37		4,058,518	3,692,090

Polaris PLC Series 2026-1A, Class F

7.56% (1 day GBP SONIA + 3.830%) (1),(4)	06/27/70	GBP	954,000	1,253,937

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Popular ABS Mortgage Pass-Through Trust Series 2007-A, Class A3

4.10% (1 mo. USD Term SOFR + 0.424%) (4)	06/25/47	$3,330,030	$3,143,518

PRET LLC Series 2025-NPL9, Class A1

5.39% (1)	08/25/55	6,801,101	6,812,130

Pretium Mortgage Credit Partners LLC Series 2025-NPL4, Class A1

6.37% (1)	04/25/55	6,599,881	6,611,025

Pretium Mortgage Credit Partners LLC Series 2025-NPL6, Class A1

5.74% (1)	06/25/55	4,495,155	4,505,442

Pretium Mortgage Credit Partners LLC Series 2026-NPL1, Class A1

5.18% (1)	01/25/56	3,381,668	3,356,811

Pretium Mortgage Credit Partners LLC Series 2026-NPL4, Class A1

5.51% (1)	04/25/56	6,325,000	6,329,536

PRPM LLC Series 2024-RPL1, Class M1

4.21% (1),(2)	12/25/64	6,782,000	6,649,680

PRPM Trust Series 2023-NQM3, Class B2

7.36% (1),(2)	11/25/68	2,350,000	2,366,585

RAAC Trust Series 2005-SP1, Class 4A1

7.00%	09/25/34	17,432	9,292

RALI Trust Series 2005-QA13, Class 2A1

5.16% (2)	12/25/35	1,038,171	917,497

RALI Trust Series 2005-QA7, Class A21

5.27% (2)	07/25/35	286,528	271,113

RALI Trust Series 2005-QA8, Class CB21

5.10% (2)	07/25/35	439,930	219,057

RALI Trust Series 2006-QS13, Class 2A1

5.75%	11/25/61	1,343	602

RALI Trust Series 2006-QS16, Class A6

6.00%	11/25/36	260,839	208,873

RALI Trust Series 2007-QA3, Class A1

3.99% (1 mo. USD Term SOFR + 0.314%) (4)	05/25/37	11,511,049	10,896,481

RALI Trust Series 2007-QH6, Class A1

4.17% (1 mo. USD Term SOFR + 0.494%) (4)	07/25/37	5,469,868	5,241,858

RALI Trust Series 2007-QS1, Class 2AV (I/O)

0.17% (2)	01/25/37	1,116,432	7,420

RCKT Mortgage Trust Series 2025-CES8, Class B1A

6.04% (1),(2)	08/25/55	4,200,000	4,157,630

Residential Asset Securitization Trust Series 2006-A9CB, Class A9 (PAC)

6.00%	09/25/36	4,928,706	1,382,626

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RFMSI Trust Series 2007-SA2, Class 1A

4.84% (2)	04/25/37	$179,863	$91,045

Saxon Asset Securities Trust Series 2007-2, Class A2C

4.03% (1 mo. USD Term SOFR + 0.354%) (4)	05/25/47	10,818,892	8,034,899

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4

2.80%	01/25/36	3,102,031	2,661,054

Securitized Asset-Backed Receivables LLC Trust Series 2006-WM4, Class A1

4.17% (1 mo. USD Term SOFR + 0.494%) (1),(4)	11/25/36	7,712,866	3,468,253

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR2, Class A2

4.25% (1 mo. USD Term SOFR + 0.574%) (4)	02/25/37	5,234,244	2,344,147

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR4, Class A2B

4.19% (1 mo. USD Term SOFR + 0.514%) (4)	05/25/37	8,185,161	5,032,999

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B

4.09% (1 mo. USD Term SOFR + 0.414%) (4)	12/25/36	4,915,712	2,438,300

Soundview Home Loan Trust Series 2007-OPT1, Class 2A3

4.00% (1 mo. USD Term SOFR + 0.324%) (4)	06/25/37	15,534,343	10,484,954

Soundview Home Loan Trust Series 2007-WMC1, Class 3A3

4.31% (1 mo. USD Term SOFR + 0.634%) (4)	02/25/37	908,256	241,126

Specialty Underwriting & Residential Finance Trust Series 2007-BC2, Class A1

4.25% (1 mo. USD Term SOFR + 0.574%) (4)	04/25/37	16,888,981	12,512,541

STARM Mortgage Loan Trust Series 2007-4, Class 3A1

4.51% (2)	10/25/37	544,472	487,073

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

4.62% (2)	09/25/34	140,579	137,875

Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 4A2

4.81% (2)	03/25/34	383,926	368,791

Structured Adjustable Rate Mortgage Loan Trust Series 2005-12, Class 3A1

4.74% (2)	06/25/35	118,677	99,916

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust Series 2005-7, Class 1A3

4.42% (2)	04/25/35	$1,301,155	$1,180,573

Structured Asset Investment Loan Trust Series 2004-6, Class A3

4.59% (1 mo. USD Term SOFR + 0.914%) (4)	07/25/34	4,798,925	4,965,631

Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1

4.21% (1 mo. USD Term SOFR + 0.534%) (4)	05/25/36	165,221	116,839

Structured Asset Mortgage Investments II Trust Series 2006-AR7, Class A1B

3.91% (1 mo. USD Term SOFR + 0.234%) (4)	08/25/36	4,907,530	4,379,416

Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-4XS, Class 2A1

5.53% (1 mo. USD Term SOFR + 1.864%) (4)	03/25/35	550,163	548,090

Towd Point Mortgage Trust Series 2017-4, Class B1

3.63% (1),(2)	06/25/57	8,650,000	7,544,740

Towd Point Mortgage Trust Series 2019-1, Class B1

3.77% (1),(2)	03/25/58	7,087,000	5,685,209

VCAT LLC Series 2026-NPL1, Class A1

5.10% (1)	01/25/56	5,498,762	5,472,128

VCAT LLC Series 2026-NPL2, Class A1

5.06% (1)	02/25/56	6,549,829	6,525,245

Visio Trust Series 2023-2, Class B1

7.71% (1),(2)	10/25/58	6,088,000	6,115,521

WaMu Asset-Backed Certificates Trust Series 2007-HE1, Class 2A2

4.01% (1 mo. USD Term SOFR + 0.334%) (4)	01/25/37	4,636,630	2,095,184

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR13, Class A1A

4.51% (1 mo. USD Term SOFR + 0.834%) (4)	11/25/34	62,526	62,222

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1

4.92% (2)	01/25/35	223,954	219,229

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1

4.69% (2)	12/25/35	7,065	6,620

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR16, Class 1A3

4.43% (2)	12/25/35	539,763	499,938

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A2

4.45% (1 mo. USD Term SOFR + 0.774%) (4)	01/25/45	$176,004	$177,082

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR3, Class A1A

4.86% (1 yr. MTA + 1.000%) (4)	02/25/46	2,607,147	2,427,061

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR4, Class 1A1

4.02% (1 yr. MTA + 0.940%) (4)	05/25/46	1,084,386	993,314

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR7, Class 2A

4.84% (1 yr. MTA + 0.980%) (4)	07/25/46	1,989,654	1,921,999

WaMu Mortgage Pass-Through Certificates Trust Series 2007-HY3, Class 1A1

3.64% (2)	03/25/37	1,210,996	1,026,311

Washington Mutual Asset-Backed Certificates Trust Series 2007-HE2, Class 2A2

4.23% (1 mo. USD Term SOFR + 0.554%) (4)	02/25/37	26,851,211	8,433,028

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2007-OC1, Class A1

4.27% (1 mo. USD Term SOFR + 0.594%) (4)	01/25/47	3,645,291	3,351,896

Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1

6.25%	11/25/37	961,625	825,693

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3

4.43% (1 mo. USD Term SOFR + 0.754%) (4)	03/25/37	4,690,000	4,381,209

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A1

6.49% (2)	10/25/36	172,202	159,488

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 1A1

5.79% (2)	04/25/36	44,346	43,916

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $898,101,621)			709,026,105

CORPORATE BONDS — 20.5%

Aerospace/Defense — 0.3%

General Electric Co.

4.39% (3 mo. USD Term SOFR + 0.742%) (4)	08/15/36	7,370,000	6,937,086

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Agriculture — 0.3%

Altria Group, Inc.

4.88%	02/04/28		$2,195,000	$2,214,865

Imperial Brands Finance PLC (United Kingdom)

4.50% (1)	06/30/28		6,815,000	6,821,133

				9,035,998

Airlines — 0.1%

American Airlines Pass-Through Trust Series 2015-2, Class AA

3.60%	03/22/29		1,492,340	1,467,239

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29		1,065,000	1,057,609

JetBlue Airways Corp./JetBlue Loyalty LP

9.88% (1)	09/20/31		160,000	151,371

				2,676,219

Auto Manufacturers — 0.1%

Volkswagen Group of America Finance LLC (Germany)

5.65% (1)	03/25/32		275,000	279,422

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (4),(8),(11)	09/06/32	EUR	2,100,000	2,679,414

				2,958,836

Auto Parts & Equipment — 0.0%

Robert Bosch GmbH

4.38% (8)	06/02/43	EUR	700,000	773,931

Banks — 2.2%

Bank of America Corp.

1.92% (1 day USD SOFR + 1.370%) (4)	10/24/31		1,905,000	1,688,821

2.65% (1 day USD SOFR + 1.220%) (4)	03/11/32		130,000	117,931

4.38% (5 yr. CMT + 2.760%) (4),(11)	01/27/27		2,340,000	2,305,532

4.58% (3 mo. USD Term SOFR + 0.912%) (4)	12/01/26		4,400,000	4,413,904

Citibank NA

4.91%	05/29/30		1,565,000	1,590,322

Goldman Sachs Group, Inc.

1.95% (1 day USD SOFR + 0.913%) (4)	10/21/27		4,295,000	4,236,244

HSBC Holdings PLC (United Kingdom)

4.76% (1 day USD SOFR + 2.110%) (4)	06/09/28		960,000	962,054

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

JPMorgan Chase & Co.

1.58% (1 day USD SOFR + 0.885%) (4)	04/22/27	$10,250,000	$10,233,395

1.76% (3 mo. USD Term SOFR + 1.105%) (4)	11/19/31	2,842,000	2,494,708

2.07% (1 day USD SOFR + 1.015%) (4)	06/01/29	4,005,000	3,810,837

2.55% (1 day USD SOFR + 1.180%) (4)	11/08/32	2,625,000	2,337,562

Morgan Stanley

1.79% (1 day USD SOFR + 1.034%) (4)	02/13/32	75,000	65,050

Morgan Stanley Private Bank NA

4.20% (1 day USD SOFR + 0.780%) (4)	11/17/28	2,160,000	2,152,958

4.47% (1 day USD SOFR + 1.020%) (4)	11/19/31	5,550,000	5,468,748

4.73% (1 day USD SOFR + 1.080%) (4)	07/18/31	5,230,000	5,216,820

PNC Financial Services Group, Inc.

3.40% (5 yr. CMT + 2.595%) (4),(11)	09/15/26	1,980,000	1,950,716

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (4)	06/14/27	1,630,000	1,619,878

U.S. Bancorp

5.08% (1 day USD SOFR + 1.296%) (4)	05/15/31	2,617,000	2,654,816

Wells Fargo & Co.

2.57% (3 mo. USD Term SOFR + 1.262%) (4)	02/11/31	2,505,000	2,319,229

5.50% (1 day USD SOFR + 1.780%) (4)	01/23/35	70,000	71,306

5.57% (1 day USD SOFR + 1.740%) (4)	07/25/29	3,864,000	3,952,447

			59,663,278

Beverages — 0.2%

Becle SAB de CV (Mexico)

2.50% (1)	10/14/31	4,450,000	3,813,205

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Beverages (Continued)

Maple Parent Holdings Corp.

4.73% (1)	03/26/35	EUR	1,555,000	$1,791,169

				5,604,374

Building Materials — 0.1%

JH North America Holdings, Inc.

5.88% (1)	01/31/31		130,000	129,748

6.13% (1)	07/31/32		1,400,000	1,398,866

				1,528,614

Chemicals — 0.4%

FIS Fabbrica Italiana Sintetici SpA

5.25% (1)	02/05/31	EUR	1,200,000	1,339,308

International Flavors & Fragrances, Inc.

2.30% (1)	11/01/30		7,835,000	6,976,597

Itelyum Regeneration SpA (Italy)

5.75% (8)	04/15/30	EUR	1,080,000	1,232,156

				9,548,061

Commercial Services — 0.6%

AA Bond Co. Ltd. (United Kingdom)

5.50% (8)	07/31/50	GBP	985,000	1,260,614

BCP V Modular Services Finance II PLC

4.75% (8)	11/30/28	EUR	705,000	765,585

Global Payments, Inc.

4.50%	11/15/28		4,170,000	4,132,220

RAC Bond Co. PLC (United Kingdom)

8.25% (8)	05/06/46	GBP	500,000	697,862

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31		800,000	776,264

Rentokil Terminix Funding LLC

5.00% (1)	04/28/30		2,600,000	2,611,570

Rollins, Inc.

5.25%	02/24/35		2,370,000	2,366,777

VT Topco, Inc.

8.50% (1)	08/15/30		2,539,000	2,584,473

				15,195,365

Computers — 0.3%

Dell International LLC/EMC Corp.

4.75%	04/01/28		4,110,000	4,139,510

5.00%	04/01/30		760,000	769,811

Gartner, Inc.

3.75% (1)	10/01/30		4,230,000	3,867,447

				8,776,768

Diversified Financial Services — 0.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28		10,100,000	9,727,815

American Express Co.

3.55% (5 yr. CMT + 2.854%) (4),(11)	09/15/26		2,350,000	2,323,586

Issues	Maturity Date	Principal Amount		Value

Diversified Financial Services (Continued)

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		$2,317,000	$2,240,585

Lseg U.S. Fin Corp. (United Kingdom)

5.25% (1)	03/23/36		1,350,000	1,337,621

				15,629,607

Electric — 2.3%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (4)	04/01/56		5,470,000	5,318,864

Alliant Energy Finance LLC

3.60% (1)	03/01/32		8,130,000	7,520,656

Alpha Generation LLC

6.25% (1)	01/15/34		294,000	290,334

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (4)	03/15/56		8,235,000	8,133,874

Amprion GmbH (Germany)

4.58% (8)	01/15/46	EUR	1,100,000	1,242,198

Ausgrid Finance Pty. Ltd. (Australia)

5.95% (8)	12/10/35	AUD	1,240,000	830,779

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (4)	04/01/56		2,000,000	1,978,800

Comision Federal de Electricidad (Mexico)

3.35% (8)	02/09/31		650,000	581,782

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (4)	02/15/56		7,030,000	6,985,219

Electricite de France SA

4.75% (8)	06/17/44	EUR	3,400,000	3,880,263

5.64% (8)	08/28/35	AUD	830,000	543,750

7.38% (5 yr. U.K. Government Bond + 3.775%) (4),(8),(11)	06/17/35	GBP	300,000	398,565

9.13% (5 yr. CMT + 5.411%) (1),(4),(11)	12/31/99		760,000	879,913

Elia Group SA (Belgium)

3.88% (8)	06/11/31	EUR	600,000	690,870

Enel SpA (Italy)

4.50% (5 yr. EURIBOR ICE Swap + 1.821%) (4),(8),(11)	10/14/34	EUR	1,390,000	1,517,444

Entergy Corp.

5.88% (5 yr. CMT + 2.179%) (4)	06/15/56		4,200,000	4,146,282

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

FirstEnergy Transmission LLC

2.87% (1)	09/15/28		$3,153,000	$3,034,952

MVM Energetika Zrt (Hungary)

6.50% (8)	03/13/31		853,000	880,612

Southern Co.

3.75% (5 yr. CMT + 2.915%) (4)	09/15/51		1,000,000	991,600

6.00% (5 yr. CMT + 1.993%) (4)	04/01/58		4,000,000	4,022,360

Southwestern Electric Power Co.

4.10%	09/15/28		2,190,000	2,178,634

Trans-Allegheny Interstate Line Co.

5.00% (1)	01/15/31		3,615,000	3,676,636

Vistra Operations Co. LLC

6.88% (1)	04/15/32		540,000	559,181

				60,283,568

Electrical Components & Equipment — 0.1%

Energizer Holdings, Inc.

6.00% (1)	09/15/33		1,900,000	1,782,713

Electronics — 0.1%

Amphenol Corp.

4.63%	02/15/36		2,755,000	2,665,132

Engineering & Construction — 0.1%

Heathrow Funding Ltd. (United Kingdom)

3.88% (8)	01/16/38	EUR	885,000	988,260

Sydney Airport Finance Co. Pty. Ltd.

5.90% (8)	04/19/34	AUD	790,000	534,746

				1,523,006

Entertainment — 0.3%

Discovery Global Holdings, Inc.

5.05%	03/15/42		59,000	39,458

5.14%	03/15/52		782,000	474,830

FDJ UNITED (France)

3.38% (8)	11/21/33	EUR	2,300,000	2,549,304

Flutter Treasury DAC (Ireland)

5.00% (1)	04/29/29	EUR	500,000	582,673

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29		710,000	692,953

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30		1,535,000	1,473,048

Rivers Enterprise Borrower LLC

6.25% (1)	10/15/30		1,370,000	1,369,069

Voyager Parent LLC

9.25% (1)	07/01/32		1,091,000	1,138,022

				8,319,357

Issues	Maturity Date	Principal Amount		Value

Environmental Control — 0.2%

GFL Environmental, Inc.

4.00% (1)	08/01/28		$625,000	$608,600

Luna 1.5 Sarl

10.50% (8)	07/01/32	EUR	1,000,000	1,224,938

Luna 2 5 Sarl (Luxemburg)

5.50% (1)	07/01/32	EUR	1,335,000	1,519,006

5.50% (8)	07/01/32	EUR	800,000	910,266

Seche Environnement SACA

5.87% (5 yr. EURIBOR ICE Swap + 3.707%) (4),(8),(11)	01/09/31	EUR	1,100,000	1,237,597

Seche Environnement SACA (France)

4.50% (8)	03/25/30	EUR	470,000	536,346

				6,036,753

Financial — 0.1%

Nomura Corporate Funding Americas LLC

1.00% (6)	10/27/26		3,651,371	3,644,799

Food — 0.6%

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings

3.00%	05/15/32		2,940,000	2,612,660

3.75%	12/01/31		781,000	732,211

6.75%	03/15/34		2,419,000	2,658,191

Pilgrim’s Pride Corp.

3.50%	03/01/32		382,000	347,032

4.25%	04/15/31		1,035,000	991,509

6.25%	07/01/33		3,200,000	3,345,024

Smithfield Foods, Inc.

2.63% (1)	09/13/31		4,690,000	4,125,699

				14,812,326

Gas — 0.2%

National Gas Transmission PLC (United Kingdom)

4.25% (8)	04/05/30	EUR	2,075,000	2,444,249

Nortegas Energia Grupo SL (Spain)

4.13% (8)	01/21/33	EUR	900,000	1,005,476

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (4)	09/15/55		869,000	878,385

Redexis SA

4.38% (8)	05/30/31	EUR	1,100,000	1,273,656

				5,601,766

Health Care-Products — 0.5%

Medline Borrower LP

3.88% (1)	04/01/29		9,625,000	9,319,599

Molnlycke Holding AB (Sweden)

4.25% (8)	06/11/34	EUR	970,000	1,124,384

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Health Care-Products (Continued)

Sartorius Finance BV (Germany)

4.50% (8)	09/14/32	EUR	200,000	$236,077

4.88% (8)	09/14/35	EUR	2,000,000	2,385,468

				13,065,528

Health Care-Services — 0.9%

Cigna Group

5.25%	01/15/36		7,000,000	7,019,740

Elevance Health, Inc.

2.55%	03/15/31		6,145,000	5,546,354

5.00%	01/15/36		500,000	490,090

Humana, Inc.

5.55%	05/01/35		1,195,000	1,182,918

Kedrion SpA (Italy)

6.50% (1)	09/01/29		1,135,000	1,095,377

Mehilainen Yhtiot OYJ (Finland)

5.13% (1)	06/30/32	EUR	660,000	758,011

ModivCare, Inc.

1.00% (1),(5),(7)	10/01/29		5,514,600	82,719

Molina Healthcare, Inc.

6.25% (1)	01/15/33		735,000	713,134

6.50% (1)	02/15/31		919,000	906,759

Star Parent, Inc.

9.00% (1)	10/01/30		1,717,000	1,787,294

UnitedHealth Group, Inc.

5.63%	07/15/54		2,780,000	2,649,535

Universal Health Services, Inc.

1.65%	09/01/26		1,500,000	1,482,495

2.65%	01/15/32		590,000	514,026

				24,228,452

Household Products/Wares — 0.1%

Spectrum Brands, Inc.

3.88% (1)	03/15/31		2,132,000	1,850,043

Housewares — 0.0%

Newell Brands, Inc.

7.38%	04/01/36		825,000	762,300

Insurance — 0.3%

Acrisure LLC/Acrisure Finance, Inc.

7.50% (1)	11/06/30		1,300,000	1,303,354

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

6.50% (1)	10/01/31		531,000	524,288

7.00% (1)	01/15/31		319,000	321,903

7.38% (1)	10/01/32		213,000	209,473

Ardonagh Finco Ltd.

7.75% (1)	02/15/31		785,000	793,549

Farmers Exchange Capital

7.20% (1)	07/15/48		150,000	152,272

Issues	Maturity Date	Principal Amount		Value

Insurance (Continued)

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(4)	11/01/53		$2,500,000	$2,437,950

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(4)	11/01/57		3,800,000	3,188,200

				8,930,989

Internet — 1.3%

Alphabet, Inc.

3.50%	11/06/38	EUR	1,770,000	1,935,568

4.00%	11/06/44	EUR	1,700,000	1,865,621

4.80%	02/15/36		1,885,000	1,877,158

Amazon.com, Inc.

4.85%	03/16/64	EUR	3,250,000	3,723,380

5.80%	03/13/56		4,675,000	4,665,697

Booking Holdings, Inc.

3.88%	03/21/45	EUR	470,000	479,117

4.00%	03/01/44	EUR	505,000	521,993

Cerved Group SpA (Italy)

7.40% (3 mo. EUR EURIBOR + 5.250%) (4),(8)	02/15/29	EUR	755,000	764,373

Getty Images, Inc.

10.50% (1)	11/15/30		1,405,000	1,270,359

ION Platform Finance U.S., Inc./ION Platform Finance SARL

8.75% (1)	05/01/29		2,202,000	2,048,785

Meta Platforms, Inc.

4.88%	11/15/35		12,600,000	12,365,892

5.63%	11/15/55		1,300,000	1,219,348

Snap, Inc.

6.88% (1)	03/01/33		1,000,000	947,620

6.88% (1)	03/15/34		1,500,000	1,411,590

				35,096,501

Investment Companies — 0.2%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30		1,493,000	1,403,435

9.75%	01/15/29		2,575,000	2,536,169

				3,939,604

Iron & Steel — 0.2%

CSN Inova Ventures (Brazil)

6.75% (8)	01/28/28		200,000	146,984

6.75% (1)	01/28/28		2,867,000	2,107,016

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Iron & Steel (Continued)

CSN Resources SA (Brazil)

5.88% (1)	04/08/32		$4,937,000	$3,040,155

8.88% (8)	12/05/30		400,000	281,572

				5,575,727

Leisure Time — 0.0%

Sabre GLBL, Inc.

10.75% (1)	11/15/29		156,000	133,647

10.75% (1)	03/15/30		199,000	166,388

				300,035

Lodging — 0.3%

Hyatt Hotels Corp.

5.05%	03/30/28		3,700,000	3,739,072

Las Vegas Sands Corp.

5.63%	06/15/28		5,460,000	5,535,075

				9,274,147

Machinery-Construction & Mining — 0.1%

Eaton Capital ULC

3.55%	03/10/34	EUR	1,325,000	1,498,528

4.00%	03/10/38	EUR	535,000	610,688

				2,109,216

Machinery-Diversified — 0.0%

Oregon Tool Lux LP

7.88% (1)	10/15/29		2,242,299	394,062

Media — 0.8%

Belo Corp.

7.25%	09/15/27		520,000	535,683

CCO Holdings LLC/CCO Holdings Capital Corp.

7.00% (1)	02/01/33		653,000	656,252

Charter Communications Operating LLC/Charter Communications Operating Capital

3.50%	03/01/42		1,500,000	1,027,830

4.80%	03/01/50		570,000	423,732

6.55%	06/01/34		2,347,000	2,438,228

6.65%	02/01/34		800,000	835,200

CSC Holdings LLC

4.63% (1)	12/01/30		500,000	177,935

5.75% (1)	01/15/30		376,000	142,387

6.50% (1)	02/01/29		3,183,000	2,034,478

11.75% (1)	01/31/29		2,794,000	2,024,924

DISH DBS Corp.

7.75%	07/01/26		805,000	803,615

DISH Network Corp.

11.75% (1)	11/15/27		1,654,000	1,705,043

Midcontinent Communications

8.00% (1)	08/15/32		925,000	865,550

Sinclair Television Group, Inc.

8.13% (1)	02/15/33		1,250,000	1,275,000

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

Sirius XM Radio LLC

5.88% (1)	04/15/32		$1,350,000	$1,342,859

Time Warner Cable LLC

4.50%	09/15/42		775,000	582,901

5.50%	09/01/41		820,000	706,209

Virgin Media O2 Vendor Financing Notes VI DAC

8.50% (1)	03/15/33		1,617,000	1,410,978

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32		1,630,000	1,402,354

				20,391,158

Mining — 0.1%

Corp. Nacional del Cobre de Chile

5.13% (8)	02/02/33		2,195,000	2,173,555

Miscellaneous Manufacturers — 0.2%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	2,010,000	1,322,629

Smiths Group PLC (United Kingdom)

3.63% (8)	11/13/33	EUR	2,375,000	2,640,206

				3,962,835

Oil & Gas — 0.4%

Ecopetrol SA (Colombia)

8.38%	01/19/36		2,437,000	2,475,456

8.88%	01/13/33		718,000	756,198

KazMunayGas National Co. JSC (Kazakhstan)

3.50% (8)	04/14/33		1,186,000	1,060,604

5.38% (8)	04/24/30		1,979,000	1,997,721

Petroleos Mexicanos

6.75%	09/21/47		658,000	524,505

Sunoco LP

7.88% (5 yr. CMT + 4.230%)(1),(4),(11)	09/18/30		3,790,000	3,867,392

				10,681,876

Oil & Gas Services — 0.0%

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.

4.74%	03/11/46	EUR	1,105,000	1,261,849

Packaging & Containers — 0.3%

Amcor Flexibles North America, Inc.

4.80%	03/17/28		2,080,000	2,093,749

Amcor Group Finance PLC

5.45%	05/23/29		2,525,000	2,588,201

Amcor U.K. Finance PLC (Australia)

3.75%	02/20/33	EUR	1,475,000	1,642,527

Ardagh Group SA

9.50% (1)	12/01/30		250,000	261,500

Ardagh Group SA (5.50% Cash or 6.50% PIK) due 5/30/26

12.00% (1)	12/01/30		867,000	729,390

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Packaging & Containers (Continued)

Berry Global, Inc.

1.65%	01/15/27		$105,000	$102,837

4.88% (1)	07/15/26		556,000	556,161

				7,974,365

Pharmaceuticals — 0.6%

1261229 BC Ltd.

10.00% (1)	04/15/32		2,510,000	2,558,820

AbbVie, Inc.

4.75%	03/15/36		2,735,000	2,679,781

Bayer U.S. Finance II LLC (Germany)

4.38% (1)	12/15/28		3,059,000	3,031,163

4.40% (1)	07/15/44		1,493,000	1,176,245

4.63% (1)	06/25/38		2,775,000	2,478,852

CVS Health Corp.

4.78%	03/25/38		525,000	483,971

6.75% (5 yr. CMT + 2.516%)(4)	12/10/54		2,300,000	2,323,069

Dolcetto Holdco SpA

5.63% (8)	07/14/32	EUR	655,000	752,155

Grifols SA (Spain)

7.50% (8)	05/01/30	EUR	300,000	358,017

				15,842,073

Pipelines — 0.4%

Energy Transfer LP

6.63% (3 mo. USD Term SOFR + 4.417%)(4),(11)	02/15/28		2,751,000	2,743,490

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)

2.16% (1)	03/31/34		890,825	790,313

ITT Holdings LLC

6.50% (1)	08/01/29		1,075,000	1,048,641

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.38% (1)	02/15/32		1,240,000	1,282,061

QazaqGaz NC JSC (Kazakhstan)

4.38% (8)	09/26/27		650,000	645,398

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%)(1),(4),(11)	09/30/29		2,580,000	2,570,686

Venture Global Plaquemines LNG LLC

6.75% (1)	01/15/36		2,511,000	2,659,877

				11,740,466

Real Estate — 0.3%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (8)	05/04/28	EUR	1,120,000	1,218,108

Issues	Maturity Date	Principal Amount		Value

Real Estate (Continued)

CBRE Open-Ended Funds SCA SICAV-SIF (Luxemburg)

4.75% (8)	03/27/34	EUR	1,155,000	$1,358,977

China SCE Group Holdings Ltd.

7.00% (5),(8)	05/02/25		1,070,000	34,700

DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH

4.88% (8)	08/21/30	EUR	1,100,000	1,262,768

Finco Opal Sarl (Luxemburg)

9.76% (3 mo. EUR EURIBOR + 7.750%)(1),(4),(8)	03/02/30	EUR	1,300,000	1,482,267

LEG Immobilien SE (Germany)

0.88% (8)	03/30/33	EUR	400,000	364,874

1.50% (8)	01/17/34	EUR	100,000	92,880

Times China Holdings Ltd. (China)

4.00% (1)	03/30/29		89,840	2,892

4.20% (1)	09/30/32		335,135	9,756

Vonovia SE (Germany)

5.72% (8)	09/03/35	AUD	2,010,000	1,301,457

Zhenro Properties Group Ltd. (China)

6.63% (5),(8)	01/07/26		1,810,000	7,493

				7,136,172

REIT — 1.9%

American Assets Trust LP

3.38%	02/01/31		2,935,000	2,648,133

American Tower Corp.

2.70%	04/15/31		30,000	27,249

2.90%	01/15/30		5,440,000	5,112,294

4.70%	12/15/32		4,925,000	4,842,457

Americold Realty Operating Partnership LP

5.60%	05/15/32		4,070,000	4,019,328

Digital Dutch Finco BV

1.00% (8)	01/15/32	EUR	1,770,000	1,708,624

3.88% (8)	03/15/35	EUR	1,035,000	1,136,657

Equinix Asia Financing Corp. Pte. Ltd. (REIT)

4.40%	03/15/31		2,300,000	2,254,069

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	4,195,000	4,580,059

GLP Capital LP/GLP Financing II, Inc.

5.75%	06/01/28		6,241,000	6,344,164

Healthcare Realty Holdings LP

3.50%	08/01/26		2,257,000	2,249,462

3.63%	01/15/28		625,000	612,488

Host Hotels & Resorts LP (REIT)

5.70%	06/15/32		1,175,000	1,205,503

Hudson Pacific Properties LP

3.95%	11/01/27		4,202,000	3,981,605

5.95%	02/15/28		805,000	764,670

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

LXP Industrial Trust

2.70%	09/15/30		$2,000,000	$1,825,500

Phillips Edison Grocery Center Operating Partnership I LP (REIT)

4.75%	03/15/33		2,730,000	2,663,470

Realty Income Corp. (REIT)

4.88%	07/06/30	EUR	710,000	852,044

VICI Properties LP/VICI Notes Co., Inc.

3.88% (1)	02/15/29		865,000	841,135

4.13% (1)	08/15/30		113,000	108,340

WP Carey, Inc.

3.75%	05/10/35	EUR	1,210,000	1,305,911

4.25%	07/23/32	EUR	950,000	1,098,060

				50,181,222

Retail — 0.4%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		2,075,000	1,873,642

Ferrellgas LP/Ferrellgas Finance Corp.

9.25% (1)	01/15/31		2,519,000	2,629,735

Michaels Cos., Inc.

8.50% (1)	03/15/33		1,015,000	989,696

11.00% (1)	03/15/34		270,000	252,277

Papa John’s International, Inc.

3.88% (1)	09/15/29		1,565,000	1,494,215

Punch Finance PLC

7.88% (8)	12/30/30	GBP	955,000	1,257,091

Staples, Inc.

10.75% (1)	09/01/29		600,000	557,592

Stonegate Pub Co. Financing PLC (United Kingdom)

8.62% (3 mo. EUR EURIBOR + 6.625%)(4),(8)	07/31/29	EUR	700,000	790,772

Suburban Propane Partners LP/Suburban Energy Finance Corp.

6.50% (1)	12/15/35		1,250,000	1,217,913

				11,062,933

Semiconductors — 0.1%

Foundry JV Holdco LLC

5.50% (1)	01/25/31		825,000	843,521

Intel Corp.

2.00%	08/12/31		2,300,000	1,992,927

3.05%	08/12/51		826,000	500,515

				3,336,963

Software — 0.9%

Cloud Software Group, Inc.

8.25% (1)	06/30/32		2,491,000	2,369,016

Fiserv, Inc.

4.55%	02/15/31		1,385,000	1,356,968

5.25%	08/11/35		2,310,000	2,246,937

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

5.45%	03/15/34		$2,360,000	$2,348,696

5.63%	08/21/33		820,000	829,061

Open Text Corp.

3.88% (1)	12/01/29		1,120,000	1,003,632

Open Text Corp. (Canada)

6.90% (1)	12/01/27		5,545,000	5,699,927

Paychex, Inc.

5.35%	04/15/32		1,290,000	1,297,224

Salesforce, Inc.

4.65%	03/15/29		1,440,000	1,442,923

5.55%	03/15/36		2,670,000	2,662,604

TeamSystem SpA (Italy)

5.00% (8)	07/01/31	EUR	915,000	975,246

UKG, Inc.

6.88% (1)	02/01/31		1,365,000	1,339,201

				23,571,435

Telecommunications — 0.6%

Altice Financing SA (Luxembourg)

9.63% (1)	07/15/27		3,168,000	2,343,940

Altice France SA

6.50% (1)	04/15/32		781,261	739,354

9.50% (1)	11/01/29		582,684	590,102

EchoStar Corp.

10.75%	11/30/29		891,000	963,207

Global Switch Finance BV (United Kingdom)

1.38% (8)	10/07/30	EUR	4,505,000	4,793,419

T-Mobile USA, Inc.

5.00%	02/15/36		6,470,000	6,370,491

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31		431,000	371,225

Zayo Group Holdings, Inc. (5.75% Cash or 0.50% PIK) due 3/29/27

9.25% (1)	03/09/30		939,230	933,904

				17,105,642

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (8)	09/02/30	AUD	3,160,000	1,906,107

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	3,080,000	1,922,570

				3,828,677

Water — 0.3%

DWR Cymru Financing U.K. PLC

2.38% (8)	03/31/34	GBP	2,150,000	2,113,417

Severn Trent Utilities Finance PLC

3.88% (8)	08/04/37	EUR	1,915,000	2,124,206

United Utilities Water Finance PLC (United Kingdom)

3.75% (8)	05/23/34	EUR	1,270,000	1,434,906

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount		Value

Water (Continued)

Yorkshire Water Finance PLC (United Kingdom)

2.75% (8)	04/18/41	GBP	200,000	$163,598

6.38% (8)	11/18/34	GBP	2,395,000	3,187,246

				9,023,373

Total Corporate Bonds

(Cost: $563,618,558)				547,798,755

FOREIGN GOVERNMENT BONDS — 3.9%

Abu Dhabi Government International Bonds

5.50% (1)	04/30/54		3,219,000	3,078,845

Brazil Government International Bonds

6.00%	10/20/33		830,000	831,726

6.13%	03/15/34		910,000	909,500

6.63%	03/15/35		5,435,000	5,557,179

Colombia Government International Bonds

7.75%	11/07/36		340,000	348,102

Guatemala Government Bonds

6.25% (8)	08/15/36		6,910,000	7,054,557

6.60% (8)	06/13/36		900,000	945,027

Hungary Government International Bonds

2.13% (1)	09/22/31		1,146,000	972,060

Kuwait International Government Bonds

4.65% (1)	10/09/35		7,863,000	7,541,403

4.65% (8)	10/09/35		2,137,000	2,049,597

Mexico Government International Bonds

4.88%	05/19/33		1,833,000	1,737,794

5.63%	09/22/35		5,598,000	5,414,386

6.35%	02/09/35		3,151,000	3,223,095

New South Wales Treasury Corp.

5.25% (8)	02/24/38	AUD	10,555,000	6,914,870

5.25%	02/22/39	AUD	1,500,000	973,527

Oman Government International Bonds

6.25% (1)	01/25/31		1,189,000	1,242,018

Qatar Government International Bonds

4.82% (1)	03/14/49		678,000	597,949

5.10% (1)	04/23/48		610,000	561,737

Queensland Treasury Corp.

5.25% (8)	08/13/38	AUD	5,080,000	3,305,537

Republic of South Africa Government International Bonds

4.30%	10/12/28		827,000	809,286

4.85%	09/30/29		883,000	865,737

5.88%	06/22/30		675,000	679,617

5.88%	04/20/32		864,000	860,734

Romania Government International Bonds

5.75% (8)	03/24/35		4,856,000	4,587,463

6.63% (8)	05/16/36		7,022,000	6,970,950

Saudi Government International Bonds

4.88% (1)	01/12/36		809,000	786,316

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	3,630,000	$1,684,839

5.50%	09/15/39	AUD	2,380,000	1,562,137

Turkiye Government Bonds

36.00%	08/12/26	TRY	578,630,000	12,798,546

U.K. Gilts

4.38% (8)	03/07/28	GBP	13,475,000	17,775,159

Total Foreign Government Bonds

(Cost: $104,846,202)				102,639,693

U.S. TREASURY SECURITIES — 0.2%

U.S. Treasury Notes

3.88%	03/31/28		551,000	551,872

3.88%	03/31/31		778,000	775,569

4.13%	02/15/36		5,030,000	4,951,799

Total U.S. Treasury Securities

(Cost: $6,250,380)				6,279,240

BANK LOANS — 4.3%

Advertising — 0.1%

Advantage Sales & Marketing, Inc. 2026 First Out Term Loan

9.78% (1 mo. USD Term SOFR + 6.000%) (4)	04/19/30		908,001	689,513

Research Now Group, Inc. 2024 First Lien First Out Term Loan

8.91% (3 mo. USD Term SOFR + 5.000%) (4)	07/15/28		682,931	673,544

				1,363,057

Aerospace & Defense — 0.1%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.40% (3 mo. USD Term SOFR + 3.750%) (4)	02/11/32		851,400	855,129

TransDigm, Inc. 2023 Term Loan J

6.17% (1 mo. USD Term SOFR + 2.500%) (4)	02/28/31		887,281	888,399

TransDigm, Inc. 2025 Term Loan K

5.92% (1 mo. USD Term SOFR + 2.250%) (4)	03/22/30		176,330	176,531

TransDigm, Inc. 2025 Term Loan M

6.17% (1 mo. USD Term SOFR + 2.500%) (4)	08/19/32		1,239,868	1,241,238

				3,161,297

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Airlines — 0.1%

SkyMiles IP Ltd. 2025 Repriced Term Loan B

5.17% (3 mo. USD Term SOFR + 1.500%) (4)	10/20/28	$1,322,938	$1,331,345

Apparel — 0.0%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

5.92% (1 mo. USD Term SOFR + 2.250%) (4)	12/21/28	784,888	784,178

Beverages — 0.2%

Celsius Holdings, Inc. 2025 Term Loan B

6.20% (3 mo. USD Term SOFR + 2.500%) (4)	04/01/32	504,485	506,377

Naked Juice LLC 2025 FLFO Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (4)	01/24/29	3,494,262	3,484,740

Naked Juice LLC 2025 FLSO Term Loan

7.05% (3 mo. USD Term SOFR + 3.250%) (4)	01/24/29	43,138	23,151

Naked Juice LLC 2025 FLTO Term Loan

9.80% (3 mo. USD Term SOFR + 6.000%) (4)	01/24/30	396,304	87,629

Primo Brands Corp. 2026 Term Loan B

0.00% (12)	03/19/31	433,796	435,015

			4,536,912

Commercial Services — 0.3%

Amspec Parent LLC 2025 Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (4)	12/22/31	1,046,705	1,046,485

ASP Dream Acquisition Co. LLC Term Loan B

8.02% (1 mo. USD Term SOFR + 4.250%) (4)	12/15/28	995,104	922,959

CCRR Parent, Inc. Term Loan B

8.18% (3 mo. USD Term SOFR + 4.250%) (4)	03/06/28	351,659	100,858

CCRR Parent, Inc. US Acquisition Facility

8.02% (3 mo. USD Term SOFR + 4.250%) (4)	03/06/28	727,929	183,802

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (4)	07/06/29	$96,836	$97,260

Fugue Finance BV 2026 USD Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (4)	01/09/32	550,811	545,132

Kelso Industries LLC Term Loan

9.42% (1 mo. USD Term SOFR + 5.750%) (4)	12/30/29	627,569	626,000

KUEHG Corp. 2025 Term Loan

6.45% (3 mo. USD Term SOFR + 2.750%) (4)	06/12/30	405,116	364,604

Priority Holdings LLC 2025 Term Loan B

7.42% (1 mo. USD Term SOFR + 3.750%) (4)	08/02/32	1,142,845	1,117,491

Secretariat Advisors LLC 2025 Delayed Draw Term Loan

0.00% (12)	02/28/32	58,712	57,831

Secretariat Advisors LLC 2025 Term Loan B

0.00% (12)	02/28/32	482,436	475,199

TTF Holdings LLC 2024 Term Loan

7.38% (6 mo. USD Term SOFR + 3.750%) (4)	07/18/31	1,459,990	1,094,992

Valvoline, Inc. Term Loan B

5.67% (1 mo. USD Term SOFR + 2.000%) (4)	12/01/32	989,712	994,537

			7,627,150

Computers — 0.1%

McAfee LLC 2024 USD 1st Lien Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (4)	03/01/29	713,301	639,296

Peraton Corp. Term Loan B

7.52% (3 mo. USD Term SOFR + 3.750%) (4)	02/01/28	851,536	728,774

Surf Holdings LLC 2025 Incremental Term Loan

7.28% (1 mo. USD Term SOFR + 3.500%) (4)	03/05/27	1,243,408	1,187,262

			2,555,332

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Cosmetics/Personal Care — 0.0%

Opal Bidco SAS USD Term Loan B4

6.70% (3 mo. USD Term SOFR + 3.000%) (4)	04/28/32	$614,787	$615,171

Distribution & Wholesale — 0.1%

BCPE Empire Holdings, Inc. 2025 Term Loan B

6.92% (1 mo. USD Term SOFR + 3.250%) (4)	12/11/30	89,612	88,417

BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan

7.17% (1 mo. USD Term SOFR + 3.500%) (4)	12/29/32	2,314,550	2,282,736

			2,371,153

Diversified Financial Services —0.2%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.43% (1 mo. USD Term SOFR + 1.750%) (4)	06/24/30	1,989,393	1,995,610

Blackhawk Network Holdings, Inc. 2026 Term Loan B

7.17% (1 mo. USD Term SOFR + 3.500%) (4)	03/12/29	859,276	849,502

Guggenheim Partners LLC 2024 Term Loan B

6.20% (3 mo. USD Term SOFR + 2.500%) (4)	11/26/31	613,866	615,094

Jane Street Group LLC 2024 Term Loan B1

5.67% (3 mo. USD Term SOFR + 2.000%) (4)	12/15/31	824,845	810,785

			4,270,991

Electric — 0.1%

Alpha Generation LLC Term Loan B

5.42% (1 mo. USD Term SOFR + 1.750%) (4)	09/30/31	1,545,080	1,543,064

Cornerstone Generation LLC Term Loan B

5.92% (3 mo. USD Term SOFR + 2.250%) (4)	08/11/32	316,399	317,077

Potomac Energy Center LLC 2026 Term Loan B

6.42% (3 mo. USD Term SOFR + 2.750%) (4)	08/05/32	379,706	380,656

South Field LLC 2025 1st Lien Term Loan B

6.70% (3 mo. USD Term SOFR + 3.000%) (4)	08/29/31	401,755	403,766

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

South Field LLC 2025 1st Lien Term Loan C

6.70% (3 mo. USD Term SOFR + 3.000%) (4)	08/29/31		$25,124	$25,250

Vistra Operations Co. LLC 1st Lien Term Loan B3

5.42% (1 mo. USD Term SOFR + 1.750%) (4)	12/20/30		637,736	639,397

				3,309,210

Electrical Components & Equipment — 0.1%

Pelican Products, Inc. 2021 Term Loan

8.21% (3 mo. USD Term SOFR + 4.250%) (4)	12/29/28		2,012,095	1,795,815

Electronics — 0.0%

LSF12 Crown U.S. Commercial Bidco LLC 2026 Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (4)	12/02/31		510,483	511,632

TCP Sunbelt Acquisition Co. 2024 Term Loan B

7.92% (3 mo. USD Term SOFR + 4.250%) (4)	10/24/31		281,438	281,965

				793,597

Engineering & Construction — 0.1%

Astrion Group LLC 2024 Term Loan

8.70% (3 mo. USD Term SOFR + 5.000%) (4)	08/29/31		1,488,693	1,181,032

Entertainment — 0.2%

Betclic Everest Group SAS 2026 Term Loan B

0.00%	12/10/31	EUR	730,259	830,361

City Football Group Ltd. 2024 Term Loan

7.17% (1 mo. USD Term SOFR + 3.500%) (4)	07/22/30		825,022	824,251

DK Crown Holdings, Inc. 2025 Term Loan B

5.42% (1 mo. USD Term SOFR + 1.750%) (4)	03/04/32		153,750	153,775

EOC Borrower LLC Term Loan A

7.42% (1 mo. USD Term SOFR + 3.750%) (4)	03/24/28		371,178	371,642

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

Flutter Financing BV 2024 Term Loan B

5.45% (3 mo. USD Term SOFR + 1.750%) (4)	11/30/30	$408,344	$404,873

Great Canadian Gaming Corp. 2024 Term Loan B

8.44% (3 mo. USD Term SOFR + 4.750%) (4)	11/01/29	926,645	914,677

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.40% (3 mo. USD Term SOFR + 4.750%) (4)	08/16/31	649,876	643,377

TKO Worldwide Holdings LLC 2025 Term Loan

5.66% (3 mo. USD Term SOFR + 2.000%) (4)	11/21/31	953,782	954,378

Voyager Parent LLC Repriced Term Loan B

7.95% (3 mo. USD Term SOFR + 4.250%) (4)	07/01/32	1,382,831	1,375,198

			6,472,532

Environmental Control — 0.0%

Action Environmental Group, Inc. 2023 Term Loan B

6.69% (3 mo. USD Term SOFR + 3.000%) (4)	10/24/30	506,620	505,777

Heritage Environmental Services, Inc. 2026 Term Loan B

0.00%	03/18/33	555,583	556,972

			1,062,749

Food — 0.1%

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

7.78% (1 mo. USD Term SOFR + 4.000%) (4)	06/09/28	868,936	867,524

C&S Wholesale Grocers, Inc. Term Loan B

8.70% (3 mo. USD Term SOFR + 5.000%) (4)	09/20/30	1,293,729	1,267,311

United Natural Foods, Inc. 2024 Term Loan

8.42% (1 mo. USD Term SOFR + 4.750%) (4)	05/01/31	755,250	760,537

			2,895,372

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 0.1%

Antylia Scientific Term Loan

7.66% (3 mo. USD Term SOFR + 4.000%) (4)	05/27/32	$721,460	$716,951

Hologic, Inc. 2026 Term Loan B

0.00%	01/14/33	767,711	759,508

QuidelOrtho Corp. Term Loan

7.67% (1 mo. USD Term SOFR + 4.000%) (4)	08/20/32	1,120,309	1,120,309

QuidelOrtho Corp. Term Loan A

5.92% (1 mo. USD Term SOFR + 2.250%) (4)	08/14/30	899,362	864,512

			3,461,280

Health Care-Services — 0.3%

ADMI Corp. 2021 Term Loan B2

7.16% (1 mo. USD Term SOFR + 3.375%) (4)	12/23/27	486,665	457,552

ADMI Corp. 2023 Term Loan B5

9.42% (1 mo. USD Term SOFR + 5.750%) (4)	12/23/27	279,773	268,233

Heartland Dental LLC 2025 Term Loan

7.42% (1 mo. USD Term SOFR + 3.750%) (4)	08/25/32	1,235,289	1,234,375

IQVIA, Inc. 2025 Incremental Term Loan B5

5.45% (3 mo. USD Term SOFR + 1.750%) (4)	01/02/31	491,421	493,448

ModivCare Buyer LLC Super Senior Term Loan

7.95% (3 mo. USD Term SOFR + 4.250%) (4)	12/29/30	1,082,288	1,085,897

ModivCare Buyer LLC Takeback Term Loan

7.95% (3 mo. USD Term SOFR + 4.250%) (4)	12/30/32	1,463,568	1,375,754

NAPA Management Services Corp. Term Loan B

9.02% (1 mo. USD Term SOFR + 5.250%) (4)	02/23/29	1,217,581	768,221

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.18% (3 mo. USD Term SOFR + 3.250%) (4)	12/29/28	1,856,720	1,781,421

Star Parent, Inc. Term Loan B

7.70% (3 mo. USD Term SOFR + 4.000%) (4)	09/27/30	312,544	309,447

			7,774,348

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Holding Companies — Diversified — 0.0%

GC Ferry Acquisition I, Inc. Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (4)	08/16/32	$701,533	$692,764

Household Products/Wares — 0.0%

Lavender Dutch BorrowerCo BV Term Loan

6.93% (3 mo. USD Term SOFR + 3.250%) (4)	12/30/32	1,034,523	1,021,591

Insurance — 0.0%

Asurion LLC 2021 Second Lien Term Loan B4

9.03% (1 mo. USD Term SOFR + 5.250%) (4)	01/20/29	258,970	257,698

Internet — 0.3%

Arches Buyer, Inc. 2021 Term Loan B

7.02% (1 mo. USD Term SOFR + 3.250%) (4)	12/06/27	275,491	274,889

Barracuda Networks, Inc. 2022 Term Loan

8.17% (3 mo. USD Term SOFR + 4.500%) (4)	08/15/29	966,989	624,917

Delivery Hero SE 2024 USD Term Loan B

8.64% (3 mo. USD Term SOFR + 5.000%) (4)	12/12/29	1,745,418	1,718,696

Delivery Hero SE 2026 Term Loan B

10.75% (3 mo. USD Term SOFR + 4.000%) (4)	06/30/32	733,343	710,430

Magnite, Inc. 2025 Repriced Term Loan B

6.67% (1 mo. USD Term SOFR + 3.000%) (4)	02/06/31	920,107	913,206

MH Sub I LLC 2023 Term Loan

7.92% (1 mo. USD Term SOFR + 4.250%) (4)	05/03/28	706,714	609,540

MH Sub I LLC 2024 Term Loan B4

7.92% (1 mo. USD Term SOFR + 4.250%) (4)	12/31/31	1,055,018	708,181

Plano HoldCo, Inc. Term Loan B

7.20% (3 mo. USD Term SOFR + 3.500%) (4)	10/02/31	267,300	216,513

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)

PUG LLC 2024 Extended Term Loan B

8.42% (1 mo. USD Term SOFR + 4.750%) (4)	03/15/30		$856,451	$845,480

Red Ventures LLC 2024 Term Loan B

6.42% (1 mo. USD Term SOFR + 2.750%) (4)	03/04/30		859,062	762,740

TripAdvisor, Inc. Term Loan

6.42% (1 mo. USD Term SOFR + 2.750%) (4)	07/08/31		624,257	594,083

				7,978,675

Leisure Time — 0.0%

Sabre GLBL, Inc. 2024 Term Loan B1

9.77% (1 mo. USD Term SOFR + 6.000%) (4)	11/15/29		318,813	252,959

Lodging — 0.1%

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.43% (1 mo. USD Term SOFR + 1.750%) (4)	11/08/30		1,457,180	1,461,660

Machinery-Construction & Mining — 0.1%

SGB-SMIT MidCo GmbH Term Loan B

0.00%	03/10/33	EUR	1,016,296	1,175,854

WEC U.S. Holdings Ltd. 2024 Term Loan

5.67% (1 mo. USD Term SOFR + 2.000%) (4)	01/27/31		618,823	618,436

				1,794,290

Machinery-Diversified — 0.1%

Oregon Tool, Inc. 2025 1st Lien Term Loan

9.00% (3 mo. USD Term SOFR + 5.350%) (4)	10/15/29		118,407	120,479

Oregon Tool, Inc. 2025 2nd Lien Term Loan

7.91% (3 mo. USD Term SOFR + 4.000%) (4)	10/15/29		2,691,775	1,912,278

				2,032,757

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Media — 0.2%

Charter Communications Operating LLC 2024 Term Loan B5

5.91% (3 mo. USD Term SOFR + 2.250%) (4)	12/15/31	$3,472,027	$3,475,725

Virgin Media Bristol LLC 2023 Term Loan Y

0.00%	03/31/31	1,618,131	1,481,440

Ziggo Financing Partnership 2025 Term Loan B

7.03% (6 mo. USD Term SOFR + 3.250%) (4)	01/15/33	884,699	863,687

			5,820,852

Mining — 0.0%

American Rock Salt Co. LLC 2024 First Out Term Loan

10.78% (1 mo. USD Term SOFR + 7.000%) (4)	06/09/28	580,465	583,913

Miscellaneous Manufacturers — 0.0%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (4)	06/14/32	470,193	471,368

Office/Business Equipment — 0.1%

Xerox Holdings Corp. 2023 Non-CoOp Term Loan

7.73% (6 mo. USD Term SOFR + 4.000%) (4)	11/19/29	3,067,746	2,185,769

Packaging & Containers — 0.0%

Balcan Innovations, Inc. Term Loan B

8.42% (3 mo. USD Term SOFR + 4.750%) (4)	10/18/31	533,664	360,223

Pharmaceuticals — 0.0%

Paradigm Parent LLC 1st Lien Term Loan

8.20% (3 mo. USD Term SOFR + 4.500%) (4)	04/16/32	746,250	619,388

REIT — 0.3%

Healthpeak Properties, Inc. 2024 Term Loan A3

4.48% (3 mo. USD Term SOFR + 0.850%) (4)	03/01/29	1,664,689	1,639,718

Healthpeak Properties, Inc. Term Loan A1

4.51% (1 mo. USD Term SOFR + 0.840%) (4)	08/20/27	824,832	816,584

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Healthpeak Properties, Inc. Term Loan A2

4.51% (1 mo. USD Term SOFR + 0.840%) (4)	02/22/27	$824,832	$816,584

Invitation Homes Operating Partnership LP 2024 Term Loan

4.53% (1 mo. USD Term SOFR + 0.850%) (4)	09/09/28	3,604,245	3,577,213

Iron Mountain, Inc. 2022 Term Loan A

5.42% (1 mo. USD Term SOFR + 1.750%) (4)	03/18/30	1,443,750	1,429,312

			8,279,411

Retail — 0.3%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.42% (1 mo. USD Term SOFR + 1.750%) (4)	09/20/30	868,466	867,602

BW Gas & Convenience Holdings LLC 2021 Term Loan B

7.28% (1 mo. USD Term SOFR + 3.500%) (4)	03/31/28	842,036	842,386

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

6.94% (3 mo. USD Term SOFR + 3.250%) (4)	11/01/31	854,421	717,867

KFC Holding Co. 2021 Term Loan B

5.54% (1 mo. USD Term SOFR + 1.750%) (4)	03/15/28	448,740	450,984

Michaels Cos., Inc. 2026 Term Loan B

8.67% (3 mo. USD Term SOFR + 5.000%) (4)	03/15/33	1,500,000	1,458,840

Peer Holding III BV 2025 USD Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (4)	09/29/32	400,000	397,062

Peer Holding III BV 2025 USD Term Loan B5B

6.20% (3 mo. USD Term SOFR + 2.500%) (4)	07/01/31	1,721,833	1,720,490

Raising Cane’s Restaurants LLC 2025 Term Loan B

5.67% (1 mo. USD Term SOFR + 2.000%) (4)	11/03/32	877,744	873,632

			7,328,863

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Issues	Maturity Date	Principal Amount	Value

Software — 0.5%

Boxer Parent Co., Inc. 2025 USD Term Loan B

6.67% (3 mo. USD Term SOFR + 3.000%) (4)	07/30/31	$997,481	$927,553

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.42% (3 mo. USD Term SOFR + 3.750%) (4)	12/29/28	307,035	123,351

Cloud Software Group, Inc. 2025 Term Loan B (2031)

6.95% (3 mo. USD Term SOFR + 3.250%) (4)	03/21/31	654,308	601,309

Cloudera, Inc. 2021 Term Loan

7.52% (1 mo. USD Term SOFR + 3.750%) (4)	10/08/28	1,401,691	1,255,390

Darktrace PLC 1st Lien Term Loan

6.90% (3 mo. USD Term SOFR + 3.250%) (4)	10/09/31	1,888,894	1,813,584

DTI Holdco, Inc. 2025 Term Loan B

7.67% (1 mo. USD Term SOFR + 4.000%) (4)	04/26/29	1,276,299	1,105,065

EagleView Technology Corp. 2025 Term Loan

9.20% (3 mo. USD Term SOFR + 5.500%) (4)	08/14/28	1,265,428	1,155,102

Electronic Arts, Inc. USD Term Loan B

0.00% (12)	03/24/33	290,100	288,649

Planview Parent, Inc. 2024 1st Lien Term Loan

7.20% (3 mo. USD Term SOFR + 3.500%) (4)	12/17/27	950,530	715,872

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

6.95% (3 mo. USD Term SOFR + 3.250%) (4)	10/26/30	1,617,881	1,233,270

Quartz Acquireco LLC 2025 Term Loan B

5.95% (3 mo. USD Term SOFR + 2.250%) (4)	06/28/30	1,074,552	899,938

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.67% (3 mo. USD Term SOFR + 4.000%) (4)	04/05/30	2,458,492	1,767,815

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

SolarWinds Holdings, Inc. 2025 Term Loan

7.67% (3 mo. USD Term SOFR + 4.000%) (4)	04/16/32		$767,333	$654,151

SonarSource Financing LLC Term Loan

8.17% (3 mo. USD Term SOFR + 4.500%) (4)	12/19/30		830,305	763,880

				13,304,929

Telecommunications — 0.1%

Altice Financing SA 2022 USD Term Loan

8.67% (3 mo. USD Term SOFR + 5.000%) (4)	10/31/27		372,732	271,513

GOGO Intermediate Holdings LLC Term Loan B

7.53% (1 mo. USD Term SOFR + 3.750%) (4)	04/30/28		671,955	589,980

Zayo Group Holdings, Inc. 2025 USD Term Loan

6.78% (1 mo. USD Term SOFR + 3.000%) (4)	03/11/30		586,297	576,737

				1,438,230

Total Bank Loans

(Cost: $119,346,443)				113,247,861

Total Fixed Income Securities

(Cost: $3,044,912,067)				2,762,544,532

CONVERTIBLE SECURITIES — 0.2%

CONVERTIBLE CORPORATE BONDS — 0.2%

Beverages — 0.1%

Davide Campari-Milano NV (Italy)

2.38% (8)	01/17/29	EUR	1,700,000	1,907,969

Commercial Services — 0.0%

Worldline SA (France)

0.00% (3),(8)	07/30/26	EUR	483,346	565,298

Engineering & Construction — 0.1%

Cellnex Telecom SA

0.75% (8)	11/20/31	EUR	1,800,000	1,847,483

Internet — 0.0%

Delivery Hero SE

1.50% (8)	01/15/28	EUR	1,200,000	1,291,123

Real Estate — 0.0%

Times China Holdings Ltd.

0.00% (1),(3)	03/30/27		91,814	576

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Real Estate (Continued)

Times China Holdings Ltd.

0.00% (1),(3)	03/30/27	$401,185	$3,141

			3,717

Total Convertible Corporate Bonds

(Cost: $5,940,826)			5,615,590

Total Convertible Securities

(Cost: $5,940,826)			5,615,590

Issues		Shares	Value

COMMON STOCK — 0.3%

Health Care-Services — 0.1%

ModivCare, Inc. (13)		263,210	1,710,865

Packaging & Containers — 0.0%

Ardagh Holdings SA (13)		158,987	1,172,529

Real Estate — 0.0%

China Aoyuan Group Ltd. (13)		408,851	3,077

Times China Holdings Ltd. (13)		226,791	2,144

			5,221

REIT — 0.2%

AGNC Investment Corp.		582,000	5,837,460

			5,837,460

Total Common Stock

(Cost: $12,758,143)			8,726,075

Issues	Shares	Value

INVESTMENT COMPANIES — 1.7%

TCW Private Asset Income Fund — I Class (14)	4,557,392	$45,437,198

Total Investment Companies

(Cost: $45,584,285)		45,437,198

MONEY MARKET INVESTMENTS — 8.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 3.60% (15)	24,046,135	24,046,135

TCW Central Cash Fund, 3.69% (14),(15)	197,304,435	197,304,435

Total Money Market Investments

(Cost: $221,350,570)		221,350,570

Total Investments (114.1%)

(Cost: $3,330,545,891)		3,043,673,965

Net unrealized appreciation/depreciation on Unfunded Commitments (16) (0.0%)		(596)

Liabilities In Excess Of Other Assets (-14.1%)		(375,839,651)

Net Assets (100.0%)		$2,667,833,718

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,879	5-Year U.S. Treasury Note Futures	06/30/26	$315,487,722	$311,449,322	$(4,038,400)

Short Futures
185	10-Year Australian Bond Futures	06/15/26	$(13,668,905)	$(13,653,106)	$15,799
2,592	10-Year U.S. Treasury Note Futures	06/18/26	(299,630,902)	(294,232,500)	5,398,402
349	2-Year U.S. Treasury Note Futures	06/30/26	(72,819,827)	(72,398,414)	421,413
361	3-Year Australian Bond Futures	06/15/26	(25,683,840)	(25,628,563)	55,277
53	30-Year Euro-Buxl Futures	06/08/26	(6,811,615)	(6,733,202)	78,413
337	Euro Schatz Futures	06/08/26	(41,392,778)	(41,061,810)	330,968
127	Euro-Bobl Futures	06/08/26	(16,994,230)	(16,890,800)	103,430
247	Euro-Bund Futures	06/08/26	(36,498,345)	(35,685,161)	813,184
57	Long Gilt Futures	06/26/26	(6,914,385)	(6,598,811)	315,574
709	U.S. Ultra Long Bond Futures	06/18/26	(84,996,023)	(82,642,813)	2,353,210

			$(605,410,850)	$(595,525,180)	$9,885,670

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (17)
JP Morgan Chase Bank	AUD	35,850,850	04/01/26	$24,677,676	$24,554,250	$(123,426)
Bank of America	AUD	2,305,570	04/01/26	1,637,564	1,579,085	(58,479)
Goldman Sachs & Co.	EUR	73,928,475	04/01/26	85,176,904	85,180,377	3,473
Citibank N.A.	EUR	2,356,680	04/01/26	2,714,773	2,715,367	594
Citibank N.A.	EUR	54,863	06/26/26	63,501	63,456	(45)
Citibank N.A.	GBP	30,000,098	04/01/26	39,945,131	39,561,108	(384,023)
Citibank N.A.	GBP	8,701	06/26/26	11,564	11,471	(93)

				$154,227,113	$153,665,114	$(561,999)

SELL (18)
Citibank N.A.	AUD	5,275,141	04/01/26	$3,541,848	$3,612,944	$(71,096)
Barclays Capital	AUD	2,009,220	04/01/26	1,350,153	1,376,115	(25,962)
Bank of America	AUD	3,309,091	04/01/26	2,219,986	2,266,397	(46,411)
JP Morgan Chase Bank	AUD	27,562,968	04/01/26	18,497,932	18,877,879	(379,947)
JP Morgan Chase Bank	AUD	34,965,038	06/26/26	24,029,558	23,917,192	112,366
Citibank N.A.	EUR	8,918,187	04/01/26	10,436,263	10,275,533	160,730
JP Morgan Chase Bank	EUR	54,979,163	04/01/26	64,488,390	63,346,985	1,141,405
Goldman Sachs & Co.	EUR	7,796,715	04/01/26	9,100,208	8,983,374	116,834
Barclays Capital	EUR	1,853,147	04/01/26	2,177,960	2,135,196	42,764
Bank of New York	EUR	2,737,943	04/01/26	3,207,938	3,154,657	53,281
Bank of New York	EUR	2,281,551	06/26/26	2,639,928	2,638,920	1,008
Goldman Sachs & Co.	EUR	74,890,497	06/26/26	86,629,641	86,620,950	8,691
Citibank N.A.	EUR	54,863	06/26/26	63,538	63,456	82
Bank of America	EUR	786,247	06/26/26	916,273	909,401	6,872
JP Morgan Chase Bank	GBP	16,825,888	04/01/26	22,496,063	22,188,286	307,777
Bank of America	GBP	131,135	04/01/26	175,537	172,928	2,609
Bank of New York	GBP	9,501,969	04/01/26	12,853,608	12,530,240	323,368
Citibank N.A.	GBP	3,541,107	04/01/26	4,783,850	4,669,654	114,196
Citibank N.A.	GBP	30,008,799	06/26/26	39,943,534	39,560,609	382,925

				$309,552,208	$307,300,716	$2,251,492

Centrally Cleared - Interest Rate Swap Agreements

Notional Amount		Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
GBP	143,542,000	03/20/28	Annual	12 - Month SONIA	Annual	3.93%	$(167,438)	$(786,255)	$(953,693)

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Schedule of Investments (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STACR	Structured Agency Credit Risk.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $975,407,117 or 36.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Trust’s Board of Trustees.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security is not accruing interest.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at March 31, 2026.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Restricted security (Note 11).
(8)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At March 31, 2026, the value of these securities amounted to $131,461,274 or 4.9% of net assets.
(9)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(10)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(11)	Perpetual maturity.
(12)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(13)	Non-income producing security.
(14)	Affiliated issuer.
(15)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(16)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements for which all or a portion may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.
(17)	Fund buys foreign currency, sells USD.
(18)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

March 31, 2026

The summary of the TCW Metwest Unconstrained Bond Fund transactions in the affiliated funds for the year ended March 31, 2026 is as follows:

Name of Affiliated Fund	Value at March 31, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held March 31, 2026	Value at March 31, 2026	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund	$274,063,488	$2,145,440,947	$2,222,200,000	197,304,435	$197,304,435	$3,852,121	$—	$—	$—
TCW Private Asset Income Fund — I Class	7,104,479	38,479,806	—	4,557,392	45,437,198	2,980,766	9,190	—	(147,087)

Total					$242,741,633	$6,832,887	$9,190	$—	$(147,087)

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Fair Valuation Summary	March 31, 2026

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Non-Agency	$—	$709,026,105	$—	$709,026,105
Residential Mortgage-Backed Securities — Agency	—	653,784,038	—	653,784,038
Corporate Bonds	—	544,153,956	3,644,799	547,798,755
Commercial Mortgage-Backed Securities — Non-Agency	—	334,367,499	—	334,367,499
Asset-Backed Securities	—	246,879,823	28,811,883	275,691,706
Bank Loans	—	113,247,861	—	113,247,861
Foreign Government Bonds	—	102,639,693	—	102,639,693
Commercial Mortgage-Backed Securities — Agency	—	19,709,635	—	19,709,635
U.S. Treasury Securities	—	6,279,240	—	6,279,240

Total Fixed Income Securities	—	2,730,087,850	32,456,682	2,762,544,532

Convertible Securities
Convertible Corporate Bonds	—	5,615,590	—	5,615,590
Equity Securities
Money Market Investments	221,350,570	—	—	221,350,570
Investment Companies	—	45,437,198	—	45,437,198
Common Stock	3,077	8,722,998	—	8,726,075

Total Equity Securities	221,353,647	54,160,196	—	275,513,843

Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(596)	—	(596)

Total Investments	$221,353,647	$2,789,863,040	$32,456,682	$3,043,673,369

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,778,975	—	2,778,975
Futures Contracts
Interest Rate Risk	9,885,670	—	—	9,885,670

Total	$231,239,317	$2,792,642,015	$32,456,682	$3,056,338,014

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(4,038,400)	$—	$—	$(4,038,400)
Forward Currency Contracts
Foreign Currency Risk	—	(1,089,482)	—	(1,089,482)
Swap Agreements
Interest Rate Risk	—	(953,693)	—	(953,693)

Total	$(4,038,400)	$(2,043,175)	$—	$(6,081,575)

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Assets and Liabilities	March 31, 2026

	TCW MetWest High Yield Bond Fund	TCW MetWest Investment Grade Credit Fund	TCW MetWest Low Duration Bond Fund	TCW MetWest Strategic Income Fund
ASSETS
Investments, at Value (1)	$371,590,386	$27,431,700	$991,590,385	$54,957,096
Investment in Affiliated Issuers, at Value (2)	6,118,795	893,446	38,711,802	9,470,522
Foreign Currency, at Value (3)	345,192	24,125	509,469	13,360
Cash	142,580	—	—	—
Receivable for Securities Sold	3,956,717	193,061	25,076,634	586,015
Receivable for Sale of When-Issued Securities	—	1,137,555	19,810,946	3,625,449
Receivable for Fund Shares Sold	72,103	40,929	25,746,750	4,870
Interest and Dividends Receivable	6,360,999	233,369	4,976,299	409,778
Receivable from Investment Advisor	54,678	9,597	267,714	16,605
Unrealized Appreciation on Forward Currency Exchange Contracts	242,070	11,512	550,765	40,842
Cash Collateral Held for Brokers	510,000	170,000	4,538,001	270,000
Net Unrealized Appreciation on Unfunded Loan Commitments	1,395	—	—	—
Receivable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	—	—	123,946	11,789
Prepaid Expenses	835	3,137	31,593	5,107

Total Assets	389,395,750	30,148,431	1,111,934,304	69,411,433

LIABILITIES
Distributions Payable	530,729	—	323,040	1,053
Payable for Securities Purchased	3,896,502	720,449	60,011,522	670,446
Payable for Purchase of When-Issued Securities	—	3,443,031	129,225,751	11,888,241
Payable for Fund Shares Redeemed	382,355	75,145	2,120,150	109,394
Disbursements in Excess of Available Cash	—	30,000	770,111	73,154
Accrued Directors’ Fees and Expenses	3,894	267	8,305	611
Deferred Accrued Directors’ Fees and Expenses	1,490	113	3,298	285
Accrued Management Fees	163,859	7,640	230,852	30,675
Accrued Distribution Fees	16,844	1,613	12,328	5,996
Payable to broker for Daily Variation Margin on Open Financial Futures Contracts	54,213	7,049	51,736	12,949
Open OTC Swap Agreements, at Value	—	—	90,087	—
Unrealized Depreciation on Forward Currency Exchange Contracts	3,211	7,977	107,604	23,140
Transfer Agent Fees Payable	54,585	14,807	182,970	22,174
Administration Fee Payable	35,305	27,874	40,435	28,181
Audit Fees Payable	23,398	15,928	25,999	22,861
Accounting Fees Payable	12,641	816	26,036	1,890
Custodian Fees Payable	42,623	77,904	107,099	110,564
Interest Payable on Borrowings	5,295	354	12,031	825
Legal Fees Payable	3,283	207	6,996	495
Net Unrealized Depreciation on Unfunded Loan Commitments	—	—	110	—
Other Accrued Expenses	36,259	16,434	25,228	14,419

Total Liabilities	5,266,486	4,447,608	193,381,688	13,017,353

NET ASSETS	$384,129,264	$25,700,823	$918,552,616	$56,394,080

NET ASSETS CONSIST OF:
Paid-in Capital	$527,251,535	$28,317,303	$1,116,644,607	$68,108,864
Accumulated Earnings (Loss)	(143,122,271)	(2,616,480)	(198,091,991)	(11,714,784)

NET ASSETS	$384,129,264	$25,700,823	$918,552,616	$56,394,080

NET ASSETS ATTRIBUTABLE TO:
Administrative Class Shares	$—	$—	$11,549	$—

Class I Shares	$305,288,293	$18,092,964	$842,585,107	$28,115,925

Class I-3 Shares	$10,131	$—	$100,402	$—

Class M Shares	$78,830,840	$7,607,859	$75,855,558	$28,278,155

CAPITAL SHARES OUTSTANDING:
Administrative Class Shares	—	—	1,062	—

Class I Shares	33,536,131	2,277,102	100,046,618	4,570,223

Class I-3 Shares	1,040	—	10,070	—

Class M Shares	8,656,757	957,480	9,006,203	4,596,604

NET ASSET VALUE PER SHARE:
Administrative Class Shares	$—	$—	$10.87	$—

Class I Shares	$9.10	$7.95	$8.42	$6.15

Class I-3 Shares	$9.74	$—	$9.97	$—

Class M Shares	$9.11	$7.95	$8.42	$6.15

(1)

The identified cost for the TCW MetWest High Yield Bond Fund, the TCW MetWest Investment Grade Credit Fund, the TCW MetWest Low Duration Bond Fund and the TCW MetWest Strategic Income Fund at March 31, 2026 was $381,779,256, $27,587,701, $994,121,205 and $59,095,831, respectively.

(2)

The identified cost for investments in affiliated issuers of the TCW MetWest High Yield Bond Fund, the TCW MetWest Investment Grade Credit Fund, the TCW MetWest Low Duration Bond Fund and the TCW MetWest Strategic Income Fund was $6,118,795, $893,446, $38,711,802 and $9,473,523, respectively.

(3)

The identified cost for the TCW MetWest High Yield Bond Fund, the TCW MetWest Investment Grade Credit Fund, the TCW MetWest Low Duration Bond Fund and the TCW MetWest Strategic Income Fund at March 31, 2026 was $345,192, $24,605, $513,067 and $13,758, respectively.

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Assets and Liabilities	March 31, 2026

	TCW MetWest Sustainable Securitized Fund	TCW MetWest Total Return Bond Fund (1)	TCW MetWest Ultra Short Bond Fund	TCW MetWest Unconstrained Bond Fund
ASSETS
Investments, at Value (2)	$26,547,479	$29,969,628,012	$42,369,805	$2,800,932,332
Investment in Affiliated Issuers, at Value (3)	1,224,353	4,271,922,358	4,734,414	242,741,633
Foreign Currency, at Value (4)	9,247	33,871,405	27,550	1,941,300
Receivable for Securities Sold	63,605	1,141,107,247	1,269,223	7,813,013
Receivable for Sale of When-Issued Securities	1,233,882	796,807,630	718,296	229,146,157
Receivable for Fund Shares Sold	5,153	32,275,470	236,118	1,337,115
Interest and Dividends Receivable	97,119	159,990,731	191,670	18,343,627
Receivable from Investment Advisor	14,195	4,241,710	15,310	482,234
Unrealized Appreciation on Forward Currency Exchange Contracts	22,758	24,564,221	7,363	2,778,975
Receivable for Daily Variation Margin on Open Financial Futures Contracts	43,231	1,918,895	—	—
Cash Collateral Held for Brokers	135,000	225,639,951	247,000	20,482,001
Receivable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	—	4,078,337	5,329	573,007
Prepaid Expenses	56	170,852	66	5,799

Total Assets	29,396,078	36,666,216,819	49,822,144	3,326,577,193

LIABILITIES
Distributions Payable	—	6,759,926	34	2,864,892
Payable for Securities Purchased	283,042	1,863,048,536	2,640,288	9,301,056
Payable for Purchase of When-Issued Securities	4,944,558	4,970,028,935	5,439,373	636,296,724
Payable for Fund Shares Redeemed	85,993	68,140,363	22,251	4,297,134
Disbursements in Excess of Available Cash	33,168	316,908	41,426	1,672,412
Accrued Directors’ Fees and Expenses	207	302,261	409	48,457
Deferred Accrued Directors’ Fees and Expenses	83	121,828	173	10,414
Accrued Management Fees	8,135	8,916,133	8,318	1,473,745
Accrued Distribution Fees	1,053	431,463	964	25,962
Payable to broker for Daily Variation Margin on Open Financial Futures Contracts	—	—	8,396	813,672
Unrealized Depreciation on Forward Currency Exchange Contracts	10,151	13,686,459	3,401	1,089,482
Transfer Agent Fees Payable	16,373	3,401,427	18,051	345,133
Administration Fee Payable	27,686	1,234,647	28,016	103,125
Audit Fees Payable	13,155	95,485	22,861	31,573
Accounting Fees Payable	613	966,467	1,336	80,796
Custodian Fees Payable	47,885	1,242,630	54,473	206,547
Interest Payable on Borrowings	214	443,920	592	34,797
Legal Fees Payable	136	260,098	346	20,684
Net Unrealized Depreciation on Unfunded Loan Commitments	—	14,502	—	596
Other Accrued Expenses	20,197	908,023	18,089	26,274

Total Liabilities	5,492,649	6,940,320,011	8,308,797	658,743,475

NET ASSETS	$23,903,429	$29,725,896,808	$41,513,347	$2,667,833,718

NET ASSETS CONSIST OF:
Paid-in Capital	$25,196,423	$43,288,524,894	$53,925,014	$3,213,304,127
Accumulated Earnings (Loss)	(1,292,994)	(13,562,628,086)	(12,411,667)	(545,470,409)

NET ASSETS	$23,903,429	$29,725,896,808	$41,513,347	$2,667,833,718

NET ASSETS ATTRIBUTABLE TO:
Administrative Class Shares	$—	$265,474,991	$—	$—

Class I Shares	$18,914,512	$18,807,017,744	$34,477,378	$2,184,609,829

Class I-2 Shares	$—	$23,025,430	$—	$—

Class I-3 Shares	$—	$3,909,653	$—	$10,272

Class M Shares	$4,988,917	$2,084,130,306	$7,035,969	$122,042,080

Plan Class Shares	$—	$8,542,338,684	$—	$361,171,537

CAPITAL SHARES OUTSTANDING:
Administrative Class Shares	—	29,133,794	—	—

Class I Shares	2,159,882	2,066,337,979	8,245,097	210,405,864

Class I-2 Shares	—	2,529,657	—	—

Class I-3 Shares	—	391,442	—	1,030

Class M Shares	569,975	228,899,956	1,687,388	11,743,677

Plan Class Shares	—	1,000,799,482	—	34,803,445

NET ASSET VALUE PER SHARE:
Administrative Class Shares	$—	$9.11	$—	$—

Class I Shares	$8.76	$9.10	$4.18	$10.38

Class I-2 Shares	$—	$9.10	$—	$—

Class I-3 Shares	$—	$9.99	$—	$9.97

Class M Shares	$8.75	$9.10	$4.17	$10.39

Plan Class Shares	$—	$8.54	$—	$10.38

(1)	Consolidated Statement of Assets and Liabilities (See Note 2).
(2)

The identified cost for the TCW MetWest Sustainable Securitized Fund, the TCW MetWest Total Return Bond Fund, the TCW MetWest Ultra Short Bond Fund and the TCW MetWest Unconstrained Bond Fund at March 31, 2026 was $26,670,873, $31,360,385,848, $42,450,164 and $3,087,657,171, respectively.

(3)

The identified cost for investments in affiliated issuers of the TCW MetWest Sustainable Securitized Fund, the TCW MetWest Total Return Bond Fund, the TCW MetWest Ultra Short Bond Fund and the TCW MetWest Unconstrained Bond Fund was $1,224,353, $4,272,592,799, $4,734,414 and $242,888,720, respectively.

(4)

The identified cost for the TCW MetWest Sustainable Securitized Fund, the TCW MetWest Total Return Bond Fund, the TCW MetWest Ultra Short Bond Fund and the TCW MetWest Unconstrained Bond Fund at March 31, 2026 was $9,335, $34,389,151, $28,053 and $1,964,385, respectively.

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Operations	Year Ended March 31, 2026

	TCW MetWest High Yield Bond Fund	TCW MetWest Investment Grade Credit Fund	TCW MetWest Low Duration Bond Fund	TCW MetWest Strategic Income Fund
INVESTMENT INCOME
Income:
Dividends	$98,574	$3,454	$198,630	$14,082
Dividends from Investment in Affiliated Issuers	537,187	44,124	3,385,577	259,025
Interest	30,439,363	991,633	37,054,782	3,024,589

Total	31,075,124	1,039,211	40,638,989	3,297,696

Expenses:
Management Fees	2,114,912	92,672	2,686,499	373,179
Accounting Services Fees	12,641	816	26,036	1,890
Administration Fees	55,555	41,976	69,125	42,790
Transfer Agent Fees	263,754	39,432	863,003	76,475
Custodian Fees	43,305	74,239	87,192	95,615
Professional Fees	32,767	15,585	45,967	23,792
Directors’ Fees and Expenses	15,240	1,013	31,699	2,328
Registration and filing fees	109,108	42,556	83,670	47,004
Distribution (12b-1) and service fees — class specific (Note 8)
Administrative Class	—	—	22	—
Class M	218,095	19,231	161,668	92,929
Shareholder Reporting Expense	—	—	22	—
Other	62,972	14,995	76,827	17,102

Total	2,928,349	342,515	4,131,730	773,104

Less Expenses Borne by Investment Advisor:
Administrative Class Shares	—	—	(11,769)	—
Class I Shares	(56,790)	(135,459)	(254,151)	(68,855)
Class I-3 Shares	(4,920)	—	(4,988)	—
Class M Shares	(110,709)	(61,172)	(15,604)	(149,477)

Net Expenses	2,755,930	145,884	3,845,218	554,772

Net Investment Income	28,319,194	893,327	36,793,771	2,742,924

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(445,508)	36,407	6,020,260	(1,262,725)
Realized Gain Received as Distribution from Affiliated Issuers	—	—	—	201
Foreign Currency	47,349	3,904	19,319	4,413
Forward Currency Exchange Contracts	(1,150,018)	(79,496)	(919,001)	(157,855)
Futures Contracts	490,329	(9,371)	(2,966,420)	138,349
Swap Agreements	—	—	(13,468)	(360)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,201,959)	486,347	1,086,906	1,726,226
Foreign Currency	(8,415)	(336)	(12,843)	(1,198)
Forward Currency Exchange Contracts	833,160	38,106	788,611	85,969
Futures Contracts	(62,585)	7,159	(1,564,649)	57,943
Investments in Affiliated Issuers	—	—	—	(3,001)
Swap Agreements	—	—	(78,489)	(3,614)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(4,497,647)	482,720	2,360,226	584,348

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,821,547	$1,376,047	$39,153,997	$3,327,272

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Operations	Year Ended March 31, 2026

	TCW MetWest Sustainable Securitized Fund	TCW MetWest Total Return Bond Fund (1)	TCW MetWest Ultra Short Bond Fund	TCW MetWest Unconstrained Bond Fund
INVESTMENT INCOME
Income:
Dividends	$3,445	$1,639,144	$—	$1,166,416
Dividends from Investment in Affiliated Issuers	47,940	152,015,351	230,457	6,832,887
Interest	1,003,896	1,298,964,172	1,641,682	128,126,980

Total	1,055,281	1,452,618,667	1,872,139	136,126,283

Expenses:
Management Fees	82,700	111,733,193	105,735	17,304,909
Accounting Services Fees	613	966,467	1,336	80,796
Administration Fees	41,678	1,699,678	42,378	161,890
Transfer Agent Fees	34,187	17,595,375	51,466	1,547,645
Custodian Fees	48,260	1,304,663	44,325	193,706
Professional Fees	12,446	836,440	23,373	94,603
Directors’ Fees and Expenses	781	1,132,116	1,600	100,906
Registration and filing fees	52,749	447,034	48,309	162,210
Distribution (12b-1) and service fees — class specific (Note 8)
Administrative Class	—	682,734	—	—
Class M	9,958	4,983,237	14,435	323,382
Shareholder Reporting Expense	—	650,223	—	—
Other	7,402	3,956,949	12,869	175,686

Total	290,774	145,988,109	345,826	20,145,733

Less Expenses Borne by Investment Advisor:
Class I Shares	(131,250)	(3,797,752)	(131,680)	(425,463)
Class I-2 Shares	—	(8,851)	—	—
Class I-3 Shares	—	(5,017)	—	(6,106)
Class M Shares	(49,852)	(260,982)	(55,910)	(25,463)
Plan Class	—	(131,291)	—	(7,626)

Net Expenses	109,672	141,784,216	158,236	19,681,075

Net Investment Income	945,609	1,310,834,451	1,713,903	116,445,208

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	207,786	(75,542,503)	184,128	5,186,914
Realized Gain Received as Distribution from Affiliated Issuers	—	42,760	—	9,190
Foreign Currency	3,898	4,468,413	1,694	58,081
Forward Currency Exchange Contracts	(14,582)	(105,263,176)	(16,611)	(8,338,841)
Futures Contracts	130,374	144,575,854	(130,271)	3,297,652
Swap Agreements	—	82,074	(567)	(19,855)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,992)	259,668,436	84,924	27,076,665
Foreign Currency	(122)	(886,344)	(1,012)	(10,661)
Forward Currency Exchange Contracts	19,453	54,957,697	9,549	4,992,210
Futures Contracts	(169,601)	(133,037,449)	79,424	4,761,227
Investments in Affiliated Issuers	—	(670,441)	—	(147,087)
Swap Agreements	—	(2,330,604)	(3,119)	(167,438)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	168,214	146,064,717	208,139	36,698,057

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,113,823	$1,456,899,168	$1,922,042	$153,143,265

(1)	Consolidated Statement of Operations (See Note 2).

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	TCW MetWest High Yield Bond Fund		TCW MetWest Investment Grade Credit Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS
Net Investment Income	$28,319,194	$29,626,125	$893,327	$1,165,083
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(1,057,848)	(33,047,343)	(48,556)	(190,464)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	(3,439,799)	31,041,016	531,276	681,995

Increase in Net Assets Resulting from Operations	23,821,547	27,619,798	1,376,047	1,656,614

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(28,012,530)	(29,524,859)	(1,050,722)	(1,161,753)

NET CAPITAL SHARE TRANSACTIONS
Class I Shares	(16,466,025)	(29,953,852)	(2,394,741)	(675,327)
Class I-3 Shares	10,399	—	—	—
Class M Shares	(13,337,457)	(17,737,827)	(102,689)	1,434,573

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(29,793,083)	(47,691,679)	(2,497,430)	759,246

Increase (Decrease) in Net Assets	(33,984,066)	(49,596,740)	(2,172,105)	1,254,107
NET ASSETS
Beginning of year	418,113,330	467,710,070	27,872,928	26,618,821

End of year	$384,129,264	$418,113,330	$25,700,823	$27,872,928

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	TCW MetWest Low Duration Bond Fund		TCW MetWest Strategic Income Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS
Net Investment Income	$36,793,771	$47,797,184	$2,742,924	$4,991,480
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	2,140,690	(5,105,000)	(1,277,977)	(1,045,872)
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	219,536	19,980,916	1,862,325	905,508

Increase in Net Assets Resulting from Operations	39,153,997	62,673,100	3,327,272	4,851,116

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(36,164,616)	(47,634,530)	(3,389,575)	(4,982,490)

NET CAPITAL SHARE TRANSACTIONS
Administrative Class Shares	419	459	—	—
Class I Shares	12,552,680	(297,460,045)	7,139,014	(1,824,718)
Class I-3 Shares	101,171	—	—	—
Class M Shares	(34,214,906)	(44,930,861)	(15,704,562)	(8,263,968)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(21,560,636)	(342,390,447)	(8,565,548)	(10,088,686)

Decrease in Net Assets	(18,571,255)	(327,351,877)	(8,627,851)	(10,220,060)
NET ASSETS
Beginning of year	937,123,871	1,264,475,748	65,021,931	75,241,991

End of year	$918,552,616	$937,123,871	$56,394,080	$65,021,931

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	TCW MetWest Sustainable Securitized Fund		TCW MetWest Total Return Bond Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026[1]	Year Ended March 31, 2025
OPERATIONS
Net Investment Income	$945,609	$772,254	$1,310,834,451	$1,849,526,494
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	327,476	55,208	(31,636,578)	(637,914,628)
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	(159,262)	351,555	177,701,295	851,714,750

Increase in Net Assets Resulting from Operations	1,113,823	1,179,017	1,456,899,168	2,063,326,616

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(956,191)	(771,176)	(1,337,270,168)	(1,853,449,599)

NET CAPITAL SHARE TRANSACTIONS
Administrative Class Shares	—	—	(174,415,062)	(759,771,441)
Class I Shares	5,011,011	5,679,198	(3,093,247,231)	(9,399,449,442)
Class I-2 Shares	—	—	(15,384,337)	(29,819,467)
Class I-3 Shares	—	—	3,936,570	—
Class M Shares	1,834,993	3,053,550	(577,974,923)	(1,189,767,135)
Plan Class Shares	—	—	(1,490,092,065)	(5,853,278,637)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	6,846,004	8,732,748	(5,347,177,048)	(17,232,086,122)

Increase (Decrease) in Net Assets	7,003,636	9,140,589	(5,227,548,048)	(17,022,209,105)
NET ASSETS
Beginning of year	16,899,793	7,759,204	34,953,444,856	51,975,653,961

End of year	$23,903,429	$16,899,793	$29,725,896,808	$34,953,444,856

1	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Statements of Changes in Net Assets

	TCW MetWest Ultra Short Bond Fund		TCW MetWest Unconstrained Bond Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS
Net Investment Income	$1,713,903	$2,075,616	$116,445,208	$171,005,871
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	38,373	136,897	193,141	(17,478,830)
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	169,766	528,441	36,504,916	36,308,913

Increase in Net Assets Resulting from Operations	1,922,042	2,740,954	153,143,265	189,835,954

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(1,705,712)	(2,065,757)	(151,627,972)	(169,905,997)

NET CAPITAL SHARE TRANSACTIONS
Class I Shares	(901,914)	(3,064,843)	51,745,271	82,887,558
Class I-3 Shares	—	—	10,306	—
Class M Shares	(4,227,541)	(1,884,481)	(13,293,925)	(7,470,384)
Plan Class Shares	—	—	(117,164,359)	74,999,354

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(5,129,455)	(4,949,324)	(78,702,707)	150,416,528

Increase (Decrease) in Net Assets	(4,913,125)	(4,274,127)	(77,187,414)	170,346,485
NET ASSETS
Beginning of year	46,426,472	50,700,599	2,745,021,132	2,574,674,647

End of year	$41,513,347	$46,426,472	$2,667,833,718	$2,745,021,132

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

Notes to Financial Statements	March 31, 2026

1. SUMMARY OF ORGANIZATION

The TCW Metropolitan West Funds (the “Trust”) is an open-end management investment company organized as a Delaware statutory trust on December 9, 1996 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Metropolitan West Asset Management, LLC (the “Adviser”), a federally registered investment adviser, provides the Funds (as defined below) with investment management services. The Trust currently consists of eight separate portfolios (each a “Fund” and collectively, the “Funds”): TCW MetWest High Yield Bond Fund (the “High Yield Bond Fund”), TCW MetWest Investment Grade Credit Fund (the “Investment Grade Credit Fund”), TCW MetWest Low Duration Bond Fund (the “Low Duration Bond Fund”), TCW MetWest Strategic Income Fund (the “Strategic Income Fund”), TCW MetWest Sustainable Securitized Fund (the “Sustainable Securitized Fund”), TCW MetWest Total Return Bond Fund (the “Total Return Bond Fund”), TCW MetWest Ultra Short Bond Fund (the “Ultra Short Bond Fund”) and TCW MetWest Unconstrained Bond Fund (the “Unconstrained Bond Fund”). The High Yield Bond Fund commenced investment operations on September 30, 2002 with Class M shares; Class I was added on March 31, 2003; and Class I-3 was added on August 25, 2025. The Investment Grade Credit Fund commenced investment operations on June 29, 2018 with Class M and Class I shares. The Low Duration Bond Fund commenced investment operations on March 31, 1997 with Class M shares; Class I was added on March 31, 2000; Administrative Class was added on September 22, 2009; and Class I-3 was added on August 25, 2025. The Strategic Income Fund commenced investment operations on June 30, 2003 with Class M shares; Class I was added on March 31, 2004. The Sustainable Securitized Fund commenced investment operations on October 1, 2021 with Class M and Class I shares. The Total Return Bond Fund commenced investment operations on March 31, 1997 with Class M shares; Class I was added on March 31, 2000; Class I-2 was added on March 6, 2020; Administrative Class was added on December 18, 2009; Plan Class was added on July 31, 2011; and Class I-3 was added on August 25 2025. The Ultra Short Bond Fund commenced investment operations on June 30, 2003 with Class M shares; Class I was added on July 31, 2004. The Unconstrained Bond Fund commenced investment operations on September 30, 2011 with Class M and Class I shares; Plan Class was added on March 6, 2020; and Class I-3 was added on August 25, 2025. Each Fund is an investment company following the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services – Investment Companies.

The High Yield Bond Fund seeks to maximize long-term total return consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in high yield bonds (commonly known as “junk bonds”). The remainder of the Fund’s net assets may be invested in investment grade securities rated by one of the nationally recognized statistical rating organizations or, if unrated, determined by the Adviser to be of comparable quality. The Fund’s portfolio duration is two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Investment Grade Credit Fund seeks to maximize long-term total return. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from two to eight years.

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Notes to Financial Statements (Continued)

1. SUMMARY OF ORGANIZATION (Continued)

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is up to three years. The Fund’s dollar-weighted average maturity is expected to range from one to five years.

The Strategic Income Fund seeks to maximize long-term total return without tracking any particular markets or indices. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains, but the Fund’s strategy is also intended to produce high income.

The Sustainable Securitized Fund seeks to maximize current income and achieve above average long-term total return by investing at least 80% of its net assets in debt securities issued by securitized vehicles and similar instruments that the Adviser believes satisfy its proprietary screening criteria that identify securities with one or more positive environmental, social or sustainable factors. The Fund’s portfolio duration is two to eight years and the Fund’s dollar-weighted average maturity ranges from two to fifteen years. On March 16, 2026, the Board of Trustees of the TCW Metropolitan West Funds approved the reorganization of the TCW MetWest Sustainable Securitized Fund into the TCW Securitized Income ETF, a new series of the TCW ETF Trust.

The Total Return Bond Fund seeks to maximize long-term total return. The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration is two to eight years. The Fund’s dollar-weighted average maturity is expected to range from two to fifteen years.

The Ultra Short Bond Fund seeks to maximize current income, consistent with preservation of capital. The Fund pursues its objective by investing, under normal circumstances, at least 90% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities it regards as bonds. The Fund’s portfolio duration normally will remain within one year of its benchmark index. The Fund’s dollar-weighted average maturity normally exceeds one year.

The Unconstrained Bond Fund seeks to provide investors with positive long-term returns irrespective of general securities market conditions. The Fund intends to pursue its objective by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. There is no limit on the weighted average maturity of the Fund’s portfolio, and the average portfolio duration of the fixed-income portion of the Fund’s portfolio is expected to vary from negative three (-3) years to positive eight (8) years.

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March 31, 2026

1. SUMMARY OF ORGANIZATION (Continued)

A more complete description of the objectives and strategies of each of the Funds can be found in the Prospectuses and the Statement of Additional Information, which can be obtained at www.tcw.com or by calling (800) 386-3829.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation: Effective May 30, 2025, the TCW MetWest Cayman Total Return Bond Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Total Return Bond Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent’s investment in the Subsidiary will normally not exceed 25% of the value of the Parent’s total assets tested at the time of making an investment. The net assets of the Subsidiary at March 31, 2026 were $471,713,354 or 1.59% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value: The Net Asset Value (“NAV”) of each class of a Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation: Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board” or the “Board of Trustees”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Funds received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Shares Not Listed; No Market for Shares. TCW Private Asset Income Fund (“TPAY”) has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, TPAY does not currently intend to list the Shares for trading on any securities exchange, and TPAY does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in TPAY, unlike an investment in a typical closed-end fund, is not a liquid investment. Shareholders of TPAY are not able to have their shares redeemed or otherwise sell their shares daily. TPAY is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV per Share.

The Funds’ investment in the TPAY is valued in accordance with ASC Topic 820, Fair Value Measurement. TPAY is an interval fund that publishes a daily net asset value (“NAV”) per share and permits transactions at the published NAV on the applicable measurement date, subject to the terms of its quarterly repurchase offers. The published NAV of TPAY is considered a readily determinable fair value, as it is calculated and disseminated on a daily basis and represents the price at which current transactions may occur on the measurement date. Because TPAY can be transacted at its published NAV, that NAV represents an exit price in an orderly transaction between market participants at the measurement date. Accordingly, the Funds value their investment in TPAY at the published NAV as of the measurement date. For fair value hierarchy classification, the investment in TPAY is classified within Level 2 of the fair value hierarchy, as the valuation is based on observable inputs, specifically the published NAV, but does not represent a quoted price in an active market for an identical investment that is freely tradable on a daily basis.

Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either

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March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When a Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Adviser would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income: Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds expect to pay dividends monthly to shareholders. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation: It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions determined in accordance with tax

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the year ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended March 31, 2026, the Funds did not incur any interest or penalties.

Cash and Cash Equivalents: The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 —	unadjusted quoted prices in active markets for identical securities
* Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 —	significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

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March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable; they would then be categorized as Level 3.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index-specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable.

Foreign currency contracts. The fair value of foreign currency contracts is derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

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2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Total return swaps. Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the marketplace. As such, they can be categorized as Level 1. Other government and agencies securities are quoted based on similar securities and yields, and therefore would be categorized as Level 2.

Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs. As of March 31, 2026, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, warrants, preferred stocks, common stocks and corporate bonds.

The summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

For the year ended March 31, 2026, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

High Yield Bond Fund	Bank Loans	Common Stock	Warrant	Total
Balance as of March 31, 2025	$0	$451,116	$80	$451,196
Accrued Discounts (Premiums)	—	—	—	—
Realized Gain (Loss)	—	58,602	63	58,665
Change in Unrealized Appreciation (Depreciation)	0	44,905	(16)	44,889
Purchases	—	—	—	—
Sales	—	(554,623)	(123)	(554,746)
Transfers into Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—

Balance as of March 31, 2026	$0	$—	$4	$4

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026	$—	$—	$4	$4

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

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Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Grade Credit Fund	Asset-Backed Securities	Commercial Mortgage- Backed Securities — Non-Agency		Total
Balance as of March 31, 2025	$28,209	$1		$28,210
Accrued Discounts (Premiums)	—	(620)		(620)
Realized Gain (Loss)	—	(18,918)		(18,918)
Change in Unrealized Appreciation (Depreciation)	802	19,538		20,340
Purchases	—	—		—
Sales	(2,508)	—		(2,508)
Transfers into Level 3*	—	—		—
Transfers out of Level 3*	—	(1	) **	(1)

Balance as of March 31, 2026	$26,503	$—		$26,503

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026	$802	$—		$802

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
**	Transfers into and transfers out of Level 3 represent the values as of the end of the reporting period.

Low Duration Bond Fund	Asset-Backed Securities	Total
Balance as of March 31, 2025	$4,795,600	$4,795,600
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	136,381	136,381
Purchases	—	—
Sales	(426,447)	(426,447)
Transfers into Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of March 31, 2026	$4,505,534	$4,505,534

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026	$136,381	$136,381

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Strategic Income Fund	Asset-Backed Securities		Common Stock	Residential Mortgage-Backed Securities — Non-Agency		Rights	Total
Balance as of March 31, 2025	$94,380		$38,008	$230,992		$12,889	$376,269
Accrued Discounts (Premiums)	—		—	43,932		—	43,932
Realized Gain (Loss)	—		3,504	(4,336)		—	(832)
Change in Unrealized Appreciation (Depreciation)	(2,821)		5,217	(78,401)		—	(76,005)
Purchases	—		—	—		—	—
Sales	(4,704)		(46,729)	(175)		(12,889)	(64,497)
Transfers in to Level 3 *	—		—	—		—	—
Transfers out of Level 3 *	(37,162	) **	—	(192,012	) **	—	(229,174)

Balance as of March 31, 2026	$49,693		$—	$—		$—	$49,693

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026	$1,504		$—	$—		$—	$1,504

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
**	Transfers into and transfers out of Level 3 represent the values as of the end of the reporting period.

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2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Total Return Bond Fund	Asset-Backed Securities		Commercial Mortgage-Backed Securities — Non-Agency		Common Stock	Corporates		Residential Mortgage-Backed Securities— Non-Agency		Rights	Total
Balance as of March 31, 2025	$67,302,488		$215,756,296		$37,537,840	$2,829,949		$5,426,713		$9,338,794	$338,192,080
Accrued Discounts (Premiums)	—		—		—	(20,741)		(1,158,947)		—	(1,179,688)
Realized Gain (Loss)	3,182,724		—		2,477,246	(1,883)		(1,244,372)		(320)	4,413,395
Change in Unrealized Appreciation (Depreciation)	(1,534,057)		1,376,327		6,135,697	(3,690)		2,384,002		(9,338,474)	(980,195)
Purchases	—		—					903.00		—	903
Sales	(34,365,854)		(133,986,847)		(46,150,783)	(20,094)		(93,778)		—	(214,617,356)
Transfers into Level 3 *	—		—		—	—		—		—	—
Transfers out of Level 3 *	(1,596,533	) **	(83,145,776	) **	—	(2,783,541	) **	(5,314,521	) **	—	(92,840,371)

Balance as of March 31, 2026	$32,988,768		$—		$—	$—		$—		$—	$32,988,768

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026	$645,602		$—		$—	$—		$(19)		$—	$645,583

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
**	Transfers into and out of Level 3 represent the values as of the end of the reporting period.

Unconstrained Bond Fund	Asset-Backed Securities		Commercial Mortgage-Backed Securities — Non-Agency	Common Stock		Corporates		Residential Mortgage-Backed Securities — Agency		Residential Mortgage-Backed Securities — Non-Agency		Rights	Total
Balance as of March 31, 2025	$28,546,982		$2,317,003	$2,905,022		$103,518		$2,633,260		$6,398		$494,705	$37,006,888
Accrued Discounts (Premiums)	—		—	—		31,941		(131,704)		(2,102)		—	(101,865)
Realized Gain (Loss)	351,045		—	189,914		(270,288)		—		(1,100)		(17)	269,554
Change in Unrealized Appreciation (Depreciation)	128,676		29,805	468,922		931,904		(41,555)		4,639		(494,688)	1,027,703
Purchases	17,191,918		—	—		3,675,862		—		—		—	20,867,780
Sales	(11,869,795)		(2,346,808)	(3,560,781)		(785,945)		(317,488)		—		—	(18,880,817)
Transfers into Level 3 *	1		—	—		—		—		—		—	1
Transfers out of Level 3 *	(5,536,944	) **	—	(3,077	) **	(42,193	) **	(2,142,513	) **	(7,835	) **	—	(7,732,562)

Balance as of March 31, 2026	$28,811,883		$—	$—		$3,644,799		$—		$—		$—	$32,456,682

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2026	$206,513		$—	$—		$(6,572)		$—		$—		$—	$199,941

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
**	Transfers into and out of Level 3 represent the values as of the end of the reporting period.

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Significant unobservable valuations inputs for Level 3 investments as of March 31, 2026 are as follows:

	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
High Yield Bond Fund
Bank Loans	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Warrants	$4	Fair Value	Broker Pricing	$0.000	$0.000	Increase

	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Investment Grade Credit Fund
Asset-Backed Securities	$26,503	Broker Quote	Offered Quote	$94.492	$94.492	Increase

	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Low Duration Bond Fund
Asset-Backed Securities	$4,505,534	Broker Quote	Offered Quote	$94.492	$94.492	Increase

	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Strategic Income Fund
Asset-Backed Securities	$49,693	Broker Quote	Offered Quote	$94.492	$94.492	Increase

	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Total Return Bond Fund
Asset-Backed Securities	$32,988,768	Broker Quote	Offered Quote	$94.492 - $100.000	$97.246	Increase
Residential Mortgage-Backed Securities — Non-Agency	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase

	Fair Value at 3/31/2026	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
Unconstrained Bond Fund
Asset-Backed Securities	$22,211,882	Broker Quote	Offered Quote	$94.492 - $100.000	$98.898	Increase
Asset-Backed Securities	$1	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Asset-Backed Securities	$6,600,000	Broker Quote	Offered Quote	$100.000	$100.000	Increase
Corporate Bonds	$3,644,799	Broker Quote	Offered Quote	$100.000	$100.000	Increase

TCW Metropolitan West Funds

March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Derivative Instruments Categorized by Risk Exposure:

For the period ended March 31, 2026, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

High Yield Bond Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$493,748	$493,748
Forward Currency Exchange Contracts (4)	242,070	—	242,070

Total Value	$242,070	$493,748	$735,818

Liability Derivatives
Forward Currency Exchange Contracts (4)	$(3,211)	$—	$(3,211)

Total Value	$(3,211)	$—	$(3,211)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(1,150,018)	$—	$(1,150,018)
Futures Contracts	—	490,329	490,329

Net Realized Gain (Loss)	$(1,150,018)	$490,329	$(659,689)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$833,160	$—	$833,160
Futures Contracts	—	(62,585)	(62,585)

Net Change in Appreciation (Depreciation)	$833,160	$(62,585)	$770,575

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	12,722,214	—	12,722,214
Futures Contracts	—	298	298

Investment Grade Credit Fund
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$73,515	$73,515
Forward Currency Exchange Contracts (4)	11,512	—	11,512

Total Value	$11,512	$73,515	$85,027

Liability Derivatives
Forward Currency Exchange Contracts (4)	$(7,977)	$—	$(7,977)
Futures Contracts (1)	—	(65,902)	(65,902)

Total Value	$(7,977)	$(65,902)	$(73,879)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(79,496)	$—	$(79,496)
Futures Contracts	—	(9,371)	(9,371)
Swaptions Purchased	—	(15,424)	(15,424)

Net Realized Gain (Loss)	$(79,496)	$(24,795)	$(104,291)

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$38,106	$—	$38,106
Futures Contracts	—	7,159	7,159
Swaptions Purchased (2)	—	6,562	6,562

Net Change in Appreciation (Depreciation)	$38,106	$13,721	$51,827

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	940,931	—	940,931
Swaptions Purchased	—	4,651,364	4,651,364
Futures Contracts	—	92	92

Low Duration Bond Fund
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$2,143,032	$2,143,032
Forward Currency Exchange Contracts (4)	—	550,765	—	550,765

Total Value	$—	$550,765	$2,143,032	$2,693,797

Liability Derivatives
Forward Currency Exchange Contracts (4)	$—	$(107,604)	$—	$(107,604)
Swap Agreements	(90,087)	—	(205,824)	(295,911)
Futures Contracts (1)	—	—	(4,065,534)	(4,065,534)

Total Value	$(90,087)	$(107,604)	$(4,271,358)	$(4,469,049)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(919,001)	$—	$(919,001)
Futures Contracts	—	—	(2,966,420)	(2,966,420)
Swaptions Purchased	—	—	(530,648)	(530,648)
Swap Agreements	—	—	(13,468)	(13,468)

Net Realized Gain (Loss)	$—	$(919,001)	$(3,510,536)	$(4,429,537)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$788,611	$—	$788,611
Futures Contracts	—	—	(1,564,649)	(1,564,649)
Swaptions Purchased (2)	—	—	223,718	223,718
Swap Agreements	(5,747)	—	(72,742)	(78,489)

Net Change in Appreciation (Depreciation)	$(5,747)	$788,611	$(1,413,673)	$(630,809)

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	—	18,649,075	—	18,649,075
Swaptions Purchased	—	—	159,356,364	159,356,364
Futures Contracts	—	—	4,841	4,841
Swap Agreements	187,917	—	3,404,332	3,592,249

TCW Metropolitan West Funds

March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Strategic Income Fund
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$145,371	$145,371
Forward Currency Exchange Contracts (4)	—	40,842	—	40,842

Total Value	$—	$40,842	$145,371	$186,213

Liability Derivatives
Forward Currency Exchange Contracts (4)	$—	$(23,140)	$—	$(23,140)
Swap Agreements	—	—	(19,622)	(19,622)
Futures Contracts (1)	—	—	(53,169)	(53,169)

Total Value	$—	$(23,140)	$(72,791)	$(95,931)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(157,855)	$—	$(157,855)
Futures Contracts	—	—	138,349	138,349
Swap Agreements	—	—	(360)	(360)

Net Realized Gain (Loss)	$—	$(157,855)	$137,989	$(19,866)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$85,969	$—	$85,969
Futures Contracts	—	—	57,943	57,943
Swap Agreements	—	—	(3,614)	(3,614)

Net Change in Appreciation (Depreciation)	$—	$85,969	$54,329	$140,298

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	—	2,192,596	—	2,192,596
Futures Contracts	—	—	79	79
Swap Agreements	—	—	324,510	324,510

Sustainable Securitized Fund
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$9,926	$9,926
Forward Currency Exchange Contracts (4)	—	22,758	—	22,758

Total Value	$—	$22,758	$9,926	$32,684

Liability Derivatives
Forward Currency Exchange Contracts (4)	$—	$(10,151)	$—	$(10,151)
Futures Contracts (1)	—	—	(96,026)	(96,026)

Total Value	$—	$(10,151)	$(96,026)	$(106,177)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(14,582)	$—	$(14,582)
Futures Contracts	—	—	130,374	130,374

Net Realized Gain (Loss)	$—	$(14,582)	$130,374	$115,792

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$19,453	—	$19,453
Futures Contracts	—	—	(169,601)	(169,601)

Net Change in Appreciation (Depreciation)	$—	$19,453	$(169,601)	$(150,148)

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	—	694,322	—	694,322
Futures Contracts	—	—	50	50

Total Return Bond Fund
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$15,198,793	$15,198,793
Forward Currency Exchange Contracts (4)	—	24,564,221	—	24,564,221

Total Value	$—	$24,564,221	$15,198,793	$39,763,014

Liability Derivatives
Forward Currency Exchange Contracts (4)	$—	$(13,686,459)	$—	$(13,686,459)
Swap Agreements	—	—	(6,773,308)	(6,773,308)
Futures Contracts (1)	—	—	(76,997,843)	(76,997,843)

Total Value	$—	$(13,686,459)	$(83,771,151)	$(97,457,610)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(105,263,176)	$—	$(105,263,176)
Futures Contracts	—	—	144,575,854	144,575,854
Swaptions Purchased	—	—	(18,146,447)	(18,146,447)
Swap Agreements	—	—	82,074	82,074

Net Realized Gain (Loss)	$—	$(105,263,176)	$126,511,481	$21,248,305

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$54,957,697	$—	$54,957,697
Futures Contracts	—	—	(133,037,449)	(133,037,449)
Swaptions Purchased (2)	—	—	8,717,767	8,717,767
Swap Agreements	—	—	(2,330,604)	(2,330,604)

Net Change in Appreciation (Depreciation)	$—	$54,957,697	$(126,650,286)	$(71,692,589)

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	—	1,571,718,572	—	1,571,718,572
Swaptions Purchased	—	—	5,780,407,273	5,780,407,273
Futures Contracts	—	—	66,725	66,725
Swap Agreements	—	—	112,030,318	112,030,318

TCW Metropolitan West Funds

March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Ultra Short Bond Fund
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$78,333	$78,333
Forward Currency Exchange Contracts (4)	—	7,363	—	7,363

Total Value	$—	$7,363	$78,333	$85,696

Liability Derivatives
Forward Currency Exchange Contracts (4)	$—	$(3,401)	$—	$(3,401)
Swap Agreements	—	—	(8,850)	(8,850)
Futures Contracts (1)	—	—	(52,301)	(52,301)

Total Value	$—	$(3,401)	$(61,151)	$(64,552)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(16,611)	$—	$(16,611)
Futures Contracts	—	—	(130,271)	(130,271)
Swaptions Purchased	—	—	(26,664)	(26,664)
Swap Agreements	—	—	(567)	(567)

Net Realized Gain (Loss)	$—	$(16,611)	$(157,502)	$(174,113)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$9,549	$—	$9,549
Futures Contracts	—	—	79,424	79,424
Swaptions Purchased (2)	—	—	11,258	11,258
Swap Agreements	—	—	(3,119)	(3,119)

Net Change in Appreciation (Depreciation)	$—	$9,549	$87,563	$97,112

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	—	210,778	—	210,778
Swaptions Purchased	—	—	7,916,818	7,916,818
Futures Contracts	—	—	123	123
Swap Agreements	—	—	146,376	146,376

Unconstrained Bond Fund
	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$9,885,670	$9,885,670
Forward Currency Exchange Contracts (4)	—	2,778,975	—	2,778,975

Total Value	$—	$2,778,975	$9,885,670	$12,664,645

Liability Derivatives
Forward Currency Exchange Contracts (4)	$—	$(1,089,482)	$—	$(1,089,482)
Swap Agreements	—	—	(953,693)	(953,693)
Futures Contracts (1)	—	—	(4,038,400)	(4,038,400)

Total Value	$—	$(1,089,482)	$(4,992,093)	$(6,081,575)

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$—	$(8,338,841)	$—	$(8,338,841)
Futures Contracts	—	—	3,297,652	3,297,652
Swap Agreements	—	—	(19,855)	(19,855)

Net Realized Gain (Loss)	$—	$(8,338,841)	$3,277,797	$(5,061,044)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$4,992,210	$—	$4,992,210
Futures Contracts	—	—	4,761,227	4,761,227
Swap Agreements	—	—	(167,438)	(167,438)

Net Change in Appreciation (Depreciation)	$—	$4,992,210	$4,593,789	$9,585,999

Number of Contracts, Notional Amounts or Shares/Units (3)
Forward Currency Exchange Contracts	—	155,195,923	—	155,195,923
Futures Contracts	—	—	6,357	6,357
Swap Agreements	—	—	15,774,061	15,774,061

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only variation margin on March 31, 2026 is reported within the Statement of Assets and Liabilities.

(2)	Represents change in unrealized appreciation (depreciation) for purchased swaptions during the year.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the year ended March 31, 2026.
(4)	Unrealized appreciation (depreciation) on open forward foreign currency contracts as reported in the Statements of Assets and Liabilities for the year ended March 31, 2026.

Counterparty Credit Risk:

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds to perform, and not the counterparty.

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that

TCW Metropolitan West Funds

March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically of $250,000 or $500,000 before a transfer is required, which is determined at the close of business of the Fund, and additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards update No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

under International Financial Reporting Standards. Under this guidance the Funds disclose in the Statements of Assets and Liabilities both gross and net information about instruments and transactions eligible for offset such as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the Funds disclose collateral received and posted in connection with master netting agreements or similar arrangements.

The following tables present each Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreement and net of the related collateral received or pledged by each Fund as of March 31, 2026:

High Yield Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts	$179,693	$—	$—	$179,693
Bank of New York
Foreign Currency Exchange Contracts	17,652	—	(407)	17,245
Citibank N.A.
Foreign Currency Exchange Contracts	33,287	—	(290)	32,997
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	4,520	—	(2,514)	2,006
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	6,918	—	—	6,918

Total	$242,070	$—	$(3,211)	$238,859

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of New York
Foreign Currency Exchange Contracts	$407	$—	$(407)	$—
Citibank N.A.
Foreign Currency Exchange Contracts	290	—	(290)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	2,514	—	(2,514)	—

Total	$3,211	$—	$(3,211)	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Metropolitan West Funds

March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investment Grade Credit Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts	$10,102	$—	$(5,905)	$4,197
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	20	—	(20)	—
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	1,390	—	(1,390)	—

Total	$11,512	$—	$(7,315)	$4,197

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of America
Foreign Currency Exchange Contracts	$5,905	$—	$(5,905)	$—
Citibank N.A.
Foreign Currency Exchange Contracts	249	—	—	249
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	276	—	(20)	256
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	1,547	—	(1,390)	157

Total	$7,977	$—	$(7,315)	$662

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Low Duration Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts	$136,219	$—	$—	$136,219
Bank of New York
Foreign Currency Exchange Contracts	117,286	—	—	117,286
Barclays Capital
Foreign Currency Exchange Contracts	30,038	—	—	30,038
Citibank N.A.
Foreign Currency Exchange Contracts	107,726	—	(105,258)	2,468
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	20,663	—	(2,346)	18,317
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	138,833	—	—	138,833

Total	$550,765	$—	$(107,604)	$443,161

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Citibank N.A.
Foreign Currency Exchange Contracts	$105,258	$—	$(105,258)	$—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	2,346	—	(2,346)	—
Goldman Sachs International
Credit Default Swaps	90,087	—	—	90,087

Total	$197,691	$—	$(107,604)	$90,087

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Metropolitan West Funds

March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Strategic Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts	$13,828	$—	$(502)	$13,326
Citibank N.A.
Foreign Currency Exchange Contracts	10,058	—	(8,683)	1,375
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	22	—	(22)	—
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	16,934	—	(10,629)	6,305

Total	$40,842	$—	$(19,836)	$21,006

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of America
Foreign Currency Exchange Contracts	$502	$—	$(502)	$—
Citibank N.A.
Foreign Currency Exchange Contracts	8,683	—	(8,683)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	3,326	—	(22)	3,304
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	10,629	—	(10,629)	—

Total	$23,140	$—	$(19,836)	$3,304

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Sustainable Securitized Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts	$2,503	$—	$—	$2,503
Bank of New York
Foreign Currency Exchange Contracts	13,604	—	(3,511)	10,093
Citibank N.A.
Foreign Currency Exchange Contracts	6,636	—	(6,636)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	15	—	—	15

Total	$22,758	$—	$(10,147)	$12,611

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of New York
Foreign Currency Exchange Contracts	$3,511	$—	$(3,511)	$—
Citibank N.A.
Foreign Currency Exchange Contracts	6,640	—	(6,636)	4

Total	$10,151	$—	$(10,147)	$4

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Metropolitan West Funds

March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Total Return Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts	$224,018	$—	$(224,018)	$—
Bank of New York
Foreign Currency Exchange Contracts	69,122	—	(31,779)	37,343
Citibank N.A.
Foreign Currency Exchange Contracts	11,528,911	(393,526)	(8,267,901)	2,867,484
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	1,326,058	(450,000)	(618,694)	257,364
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	11,395,039	—	(998,706)	10,396,333
Morgan Stanley Bank N.A.
Foreign Currency Exchange Contracts	21,073	(21,073)	—	—

Total	$24,564,221	$(864,599)	$(10,141,098)	$13,558,524

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of America
Foreign Currency Exchange Contracts	$3,769,379	$(3,545,361)	$(224,018)	$—
Bank of New York
Foreign Currency Exchange Contracts	31,779	—	(31,779)	—
Citibank N.A.
Foreign Currency Exchange Contracts	8,267,901	—	(8,267,901)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	618,694	—	(618,694)	—
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	998,706	—	(998,706)	—

Total	$13,686,459	$(3,545,361)	$(10,141,098)	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Ultra Short Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts	$1,209	$—	$(167)	$1,042
Barclays Capital
Foreign Currency Exchange Contracts	113	—	—	113
Citibank N.A.
Foreign Currency Exchange Contracts	2,504	—	(2,504)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	2	—	(2)	—
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	3,535	—	—	3,535

Total	$7,363	$—	$(2,673)	$4,690

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of America
Foreign Currency Exchange Contracts	$167	$—	$(167)	$—
Citibank N.A.
Foreign Currency Exchange Contracts	2,539	—	(2,504)	35
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	695	—	(2)	693

Total	$3,401	$—	$(2,673)	$728

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Metropolitan West Funds

March 31, 2026

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Unconstrained Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts	$9,481	$—	$(9,481)	$—
Bank of New York
Foreign Currency Exchange Contracts	377,657	(330,000)	—	47,657
Barclays Capital
Foreign Currency Exchange Contracts	42,764	—	(25,962)	16,802
Citibank N.A.
Foreign Currency Exchange Contracts	658,527	—	(455,257)	203,270
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	128,998	—	—	128,998
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	1,561,548	—	(503,373)	1,058,175

Total	$2,778,975	$(330,000)	$(994,073)	$1,454,902

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(3)
Bank of America
Foreign Currency Exchange Contracts	$104,890	$—	$(9,481)	$95,409
Barclays Capital
Foreign Currency Exchange Contracts	25,962	—	(25,962)	—
Citibank N.A.
Foreign Currency Exchange Contracts	455,257	—	(455,257)	—
JP Morgan Chase Bank
Foreign Currency Exchange Contracts	503,373	—	(503,373)	—

Total	$1,089,482	$—	$(994,073)	$95,409

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.
(3)	Represents the net amount payable to the counterparty in the event of default.

3. PORTFOLIO INVESTMENTS

The Funds may enter into mortgage dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A mortgage dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the year ended March 31, 2026. The Fund did, however, enter into TBA transactions, including TBA dollar rolls. TBA securities are forward commitments to purchase or sell mortgage-backed securities

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

3. PORTFOLIO INVESTMENTS (Continued)

for a fixed price, with the specific securities to be delivered determined at a later date. In TBA dollar roll transactions, the Fund sells a TBA security for current settlement and simultaneously enters into a commitment to purchase a substantially similar TBA security for a future settlement date. Unlike mortgage dollar rolls involving specified MBS, TBA dollar rolls do not involve the sale and repurchase of the same security, but rather the rolling of forward commitments with similar characteristics (such as issuer, coupon, and maturity). Accordingly, these transactions are not considered financing transactions involving identified securities and are accounted for as purchase and sale transactions. Any gain or loss generated from TBA dollar roll transactions is recognized as part of the Fund’s investment operations and is reflected in the Statement of Operations.

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

TCW Metropolitan West Funds

March 31, 2026

3. PORTFOLIO INVESTMENTS (Continued)

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 2 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, there may be volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the year ended March 31, 2026, certain interest-only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines approved by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

3. PORTFOLIO INVESTMENTS (Continued)

invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short, that is, without owning it, and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The High Yield Bond Fund, Investment Grade Credit Fund, Strategic Income Fund and Sustainable Securitized Fund may not make short sales of securities or maintain a short position if more than 33 1/3% of the Fund’s total assets (taken at current value) are held as collateral for such sales at any one time. The Low Duration Bond Fund, Total Return Bond Fund, Ultra Short Bond Fund and Unconstrained Bond Fund will not make total short sales exceeding 25% of the Fund’s total assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment). At March 31, 2026, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the year ended March 31, 2026, the High Yield Bond Fund, the Low Duration Bond Fund, the Strategic Income Fund and the Total Return Bond Fund received in-kind payments with respect to PIK securities of $916,862, $96,831, $7,700 and $5,222,631, respectively.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or

TCW Metropolitan West Funds

March 31, 2026

3. PORTFOLIO INVESTMENTS (Continued)

held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of March 31, 2026, the Funds did not hold any repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered secured borrowings by the Fund for purposes of the percentage limitations applicable to borrowings in accordance with ASC 860, Transfers and Servicing. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are not permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of March 31, 2026, the Funds did not hold any reverse repurchase agreements.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Fund’s obligation to repurchase the securities.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

3. PORTFOLIO INVESTMENTS (Continued)

transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options — The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written.

These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the

TCW Metropolitan West Funds

March 31, 2026

3. PORTFOLIO INVESTMENTS (Continued)

underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of March 31, 2026, the Funds did not hold any options.

Futures — The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all of the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency — The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts — The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency

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Notes to Financial Statements (Continued)

3. PORTFOLIO INVESTMENTS (Continued)

exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps — The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted for swap contracts, net of assets received as collateral, is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of

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March 31, 2026

3. PORTFOLIO INVESTMENTS (Continued)

buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities. As of March 31, 2026, the Low Duration Bond Fund held credit default swaps.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve, or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At March 31, 2026, the Funds did not hold swaptions.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps, is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At March 31, 2026, outstanding swap agreements, if any, are shown in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

4. RISK CONSIDERATIONS

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

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Notes to Financial Statements (Continued)

4. RISK CONSIDERATIONS (Continued)

Market Risk: Because the values of the Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk: Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgaged-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If an unanticipated rate of prepayment on underlying mortgages increases the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline.

Certain of the Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these

TCW Metropolitan West Funds

March 31, 2026

4. RISK CONSIDERATIONS (Continued)

securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

The mortgage industry lacks a single bright-line as to what separates a subprime loan from an Alt-A loan. Often it is a combination of loan characteristics involving both borrower criteria as well as collateral criteria that determine which category a loan is placed in. However, in order to be both conservative and objective as possible, the Adviser applied the following criteria to the Funds’ residential mortgage and asset-backed holdings in coming up with its categorizations:

Sub Prime - Any asset-backed bond whose collateral was residential mortgages which were considered to be subprime, provided that the loans did not belong to the classification of manufactured housing loans.

Alt-A - Any mortgage-backed security whose average borrower FICO score was less than 730 and/or was listed as an Alt-A pool by Bloomberg were considered to be Alt-A bonds.

Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Funds’ Statements of Assets and Liabilities.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, agreements and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, agreements and tariffs, may have material adverse effects on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of the Funds’ portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on the Funds’ portfolio investments.

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

4. RISK CONSIDERATIONS (Continued)

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

5. FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At March 31, 2026, the following Funds had available for federal income tax purposes unused capital losses as follows:

Fund	Amount Utilized in Current Year	Short-term Non-Expiring Amounts	Long-term Non-Expiring Amounts
High Yield Bond Fund	$2,529,734	$28,193,290	$107,323,925
Investment Grade Credit Fund	22,152	665,577	1,817,705
Low Duration Bond Fund	621,094	119,876,222	77,199,957
Strategic Income Fund	1,376	—	7,689,436
Sustainable Securitized Fund	121,523	142,662	1,037,384
Total Return Bond Fund	—	7,396,804,962	4,752,364,266
Ultra Short Bond Fund	99,015	6,874,322	5,569,268
Unconstrained Bond Fund	9,669,536	61,700,300	194,340,251

Tax Basis of Distributable Income:

As of March 31, 2026, the components of accumulated earnings (accumulated losses) on a tax basis were as follows:

	High Yield Bond Fund	Investment Grade Credit Fund	Low Duration Bond Fund	Strategic Income Fund
Undistributed ordinary income (inclusive of short-term gains)	$3,462,971	$42,540	$2,035,840	$128,746
Undistributed long-term gains	—	—	—	—
Other temporary differences	(530,729)	—	(323,040)	(1,053)
Accumulated capital loss carryforwards and post-October losses	(135,517,215)	(2,483,282)	(197,076,179)	(7,689,436)
Net unrealized appreciation (depreciation)	(10,537,298)	(175,738)	(2,728,612)	(4,153,041)

Total accumulated earnings (losses)	$(143,122,271)	$(2,616,480)	$(198,091,991)	$(11,714,784)

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March 31, 2026

5. FEDERAL TAX INFORMATION (Continued)

	Sustainable Securitized Fund	Total Return Bond Fund	Ultra Short Bond Fund	Unconstrained Bond Fund
Undistributed ordinary income (inclusive of short-term gains)	$11,619	$10,998,766	$119,701	$1,509,678
Undistributed long-term gains	—	—	—	—
Other temporary differences	—	(6,759,926)	(34)	(2,864,892)
Accumulated capital loss carryforwards and post-October losses	(1,180,046)	(12,149,169,228)	(12,443,590)	(256,040,551)
Net unrealized appreciation (depreciation)	(124,567)	(1,417,697,698)	(87,744)	(288,074,644)

Total accumulated earnings (losses)	$(1,292,994)	$(13,562,628,086)	$(12,411,667)	$(545,470,409)

Tax Basis of Distributions to Shareholders:

	High Yield Bond Fund		Investment Grade Credit Fund
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$28,012,530	$29,582,339	$1,050,722	$1,162,094
Return of Capital	—	—	—	—

Total taxable distributions	$28,012,530	$29,582,339	$1,050,722	$1,162,094

	Low Duration Bond Fund		Strategic Income Fund
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$36,164,616	$47,668,798	$3,389,575	$4,983,092
Return of Capital	—	—	—	—

Total taxable distributions	$36,164,616	$47,668,798	$3,389,575	$4,983,092

	Sustainable Securitized Fund		Total Return Bond Fund
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$956,191	$771,176	$1,337,270,168	$1,859,073,730
Return of Capital	—	—	—	—

Total taxable distributions	$956,191	$771,176	$1,337,270,168	$1,859,073,730

	Ultra Short Bond Fund		Unconstrained Bond Fund
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Distributions from:
Ordinary income (inclusive of short-term capital gains)	$1,705,712	$2,066,376	$151,627,972	$169,371,054
Return of Capital	—	—	—	—

Total taxable distributions	$1,705,712	$2,066,376	$151,627,972	$169,371,054

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

5. FEDERAL TAX INFORMATION (Continued)

Tax Cost

As of March 31, 2026, gross unrealized appreciation (depreciation) based on cost for federal income tax purposes were as follows:

	High Yield Bond Fund	Investment Grade Credit Fund	Low Duration Bond Fund	Strategic Income Fund
Tax Cost	$388,245,711	$28,501,267	$1,032,930,759	$68,577,386

Gross unrealized appreciation	$5,452,771	$398,569	$6,471,456	$1,201,716
Gross unrealized (depreciation)	(15,989,301)	(574,690)	(9,100,028)	(5,351,484)

Net unrealized appreciation (depreciation)	$(10,536,530)	$(176,121)	$(2,628,572)	$(4,149,768)

	Sustainable Securitized Fund	Total Return Bond Fund	Ultra Short Bond Fund	Unconstrained Bond Fund
Tax Cost	$27,896,279	$35,659,617,035	$47,187,822	$3,331,638,146

Gross unrealized appreciation	$275,363	$159,618,175	$272,278	$31,254,819
Gross unrealized (depreciation)	(399,810)	(1,577,684,840)	(355,881)	(319,219,000)

Net unrealized appreciation (depreciation)	$(124,447)	$(1,418,066,665)	$(83,603)	$(287,964,181)

6. SECURITIES TRANSACTIONS

Investment transactions for the year ended March 31, 2026, excluding short-term investments, were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
High Yield Bond Fund	$399,428,094	$439,844,898	$—	$949,097
Investment Grade Credit Fund	7,038,161	7,016,012	79,919,866	84,467,759
Low Duration Bond Fund	326,321,681	383,204,878	4,619,717,420	4,713,417,362
Strategic Income Fund	21,471,912	30,326,233	161,737,531	162,817,326
Sustainable Securitized Fund	8,266,855	3,868,416	81,439,994	76,704,509
Total Return Bond Fund	6,752,948,662	9,294,120,467	123,859,299,194	129,574,397,967
Ultra Short Bond Fund	10,600,884	13,283,268	243,678,014	252,884,061
Unconstrained Bond Fund	1,255,821,279	1,195,360,307	6,022,546,221	6,045,509,553

There were no purchases or sales of securities from affiliated investment accounts for the year ended March 31, 2026. These trades are in accordance with the provisions set forth in Section 17(a)-7 of the 1940 Act.

7. INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS

As compensation for advisory services, the Adviser charges the High Yield Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Sustainable Securitized Fund, the Total Return Bond Fund, the Ultra Short Bond Fund and the Unconstrained Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.50%, 0.35%, 0.30%, 0.65%, 0.40%, 0.35%, 0.25% and 0.65%, respectively, of each Fund’s average daily net assets.

The Adviser has agreed in an operating expenses agreement with the Trust to limit each Fund’s expenses (excluding interest, taxes, brokerage commissions, short sales dividend expense, acquired

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March 31, 2026

7. INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS (Continued)

fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) as described in the table below. The operating expenses agreement has a one-year term, renewable at the end of each fiscal year. Each Fund has agreed to reimburse the Adviser, for a period of up to three years, for any such payments to the extent that the Fund’s operating expenses are otherwise below its expense cap at both the time of the waiver and the recoupment. The Adviser’s obligation will not be recorded as a liability on the books of the applicable Fund to the extent that the total operating expenses of the Fund are at or above the expense cap. However, if the total operating expenses of a Fund fall below the expense cap, the reimbursement to the Adviser (up to the cap) will be accrued by the Fund as a liability if the Adviser seeks to recoup those amounts and the independent trustees have approved that reimbursement. The Adviser may not request or receive reimbursement from a Fund for prior reductions or reimbursements before the payment of a Fund’s operating expenses for the year.

Investment advisory fees and related contractual expense limitations for the year ended March 31, 2026, were as follows:

	Investment Advisory Fee Rate						Contractual Expense Limitation[1]
Fund	Class M	Class I	Class I-2	Administrative Class	Class I-3	Plan Class	Class M	Class I	Class I-2	Administrative Class	Class I-3	Plan Class
High Yield Bond Fund	0.50%	0.50%	N/A	N/A	0.50%	N/A	0.85%	0.60%	N/A	N/A	0.76%	N/A
Investment Grade Credit Fund	0.35%	0.35%	N/A	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A	N/A
Low Duration Bond Fund	0.30%	0.30%	N/A	0.30%	0.30%	N/A	0.63%	0.44%	N/A	0.83%	0.54%	N/A
Strategic Income Fund	0.65%	0.65%	N/A	N/A	N/A	N/A	1.04%	0.80%	N/A	N/A	N/A	N/A
Sustainable Securitized Fund	0.40%	0.40%	N/A	N/A	N/A	N/A	0.70%	0.49%	N/A	N/A	N/A	N/A
Total Return Bond Fund	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.70%	0.49%	0.54%	0.90%	0.59%	0.39%
Ultra Short Bond Fund	0.25%	0.25%	N/A	N/A	N/A	N/A	0.50%	0.34%	N/A	N/A	N/A	N/A
Unconstrained Bond Fund	0.65%	0.65%	N/A	N/A	0.65%	0.65%	1.04%	0.80%	N/A	N/A	0.90%	0.70%

[1]	The Adviser has agreed not to reduce or discontinue this contractual expense limitation until July 31, 2026, unless approved by the Board.

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Notes to Financial Statements (Continued)

7. INVESTMENT ADVISORY SERVICES AND OTHER TRANSACTIONS (Continued)

At March 31, 2026, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	2027	2028	2029	Total
High Yield Bond Fund	$123,257	$197,419	$208,359	$529,035
Investment Grade Credit Fund	239,989	303,361	172,061	715,411
Low Duration Fund	—	—	280,548	280,548
Strategic Income Fund	312,702	319,425	192,560	824,687
Sustainable Securitized Fund	238,549	240,348	161,293	640,190
Total Return Bond Fund	—	—	4,206,810	4,206,810
Ultra Short Bond Fund	259,120	265,578	165,327	690,025
Unconstrained Bond Fund	—	—	464,611	464,611

Total	$1,173,617	$1,326,131	$5,851,569	$8,351,317

Administrator, Custodian and Accounting Agent: State Street Bank and Trust Company (“State Street” or the “Bank”), located at One Congress Street, Suite 1, Boston, MA 02114-2016, is the Funds’ administrator, fund accountant and custodian. State Street is primarily in the business of providing administrative, fund accounting and transfer and dividend agent services to retail and institutional mutual funds and exchange traded funds. Prior to May 16, 2025, The Bank of New York Mellon served as the Funds’ administrator, fund accountant, transfer and dividend agent and custodian.

Trustees’ Fees: Certain officers and Trustees of the Funds are also officers and directors of the Adviser. Such officers and Trustees serve without direct compensation from the Funds. Each of the Independent Trustees receives an annual retainer of $137,500 and $6,500 for each meeting of the Board attended in person and $1,000 for each meeting attended telephonically. The chairman of the Board receives an annual retainer of $51,000 and the vice chairman of the Board receives an additional annual retainer of $34,000. The respective chairman of the Audit Committee and the Nominating and Governance Committee each receives an additional annual retainer of $8,500. The Trust has a nonqualified deferred compensation plan (the “Deferred Compensation Plan”) for certain eligible Trustees. The Deferred Compensation Plan allows Trustees to defer some or all of their annual trustees’ fees otherwise payable by the Trust for a minimum of three years. The fees deferred are posted to a bookkeeping account maintained by the Trust. The various series of the Trust will use the returns on those Funds selected by the Trustee to determine the income, gains and losses to allocate to the account. At the time for commencing distributions from a Trustee’s deferral account, which is no later than when the Trustee ceases to be a member of the Board, deferred fees will be paid out in a single sum in cash or a maximum of 10 annual installments. The expenses related to the annual retainer, meeting fees, and/or any fluctuation in the selected Funds under the Deferred Compensation Plan are recorded in Trustees’ fees and expenses in the Statements of Operations.

8. SHARE MARKETING (12b-1) PLAN AND SHAREHOLDER SERVICING PLAN

The Trust has a Share Marketing Plan (or the “12b-1 Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to Class M shares of the High Yield Bond Fund, the Investment Grade Credit Fund, the Low Duration Bond Fund, the Strategic Income Fund, the Sustainable Securitized Fund, the Total Return Bond Fund, the Ultra Short Bond Fund, the Unconstrained Bond Fund, and the Administrative Class shares of the Low Duration Bond Fund and Total Return Bond Fund. Under the 12b-1 Plan, the Trust pays TCW Funds Distributors, Inc., as the Trust’s distribution coordinator, an annual fee up to 0.25% of the particular Fund’s average daily net assets attributable to Class M shares and

TCW Metropolitan West Funds

March 31, 2026

8. SHARE MARKETING (12b-1) PLAN AND SHAREHOLDER SERVICING PLAN (Continued)

Administrative Class shares to reimburse expenses in connection with the promotion and distribution of shares of the respective Fund. The Adviser has undertaken to limit the Rule 12b-1 expenses to 0.16% for the Ultra Short Bond Fund, 0.19% for the Low Duration Bond Fund, and 0.21% for the Total Return Bond Fund, for the year ended March 31, 2026.

The Board of Trustees has adopted a Shareholder Servicing Plan that allows each Fund to pay to broker-dealers and other financial intermediaries a fee for shareholder services provided to Fund shareholders who invest in the Administrative Class shares of a Fund through the intermediary. The fee is payable under the Shareholder Servicing Plan at an annual rate not to exceed 0.25% of the particular Fund’s average daily net assets attributable to the Administrative Share class, but the Adviser has undertaken to limit these expenses for the current fiscal year to 0.20% of the Fund’s average daily net assets invested through the intermediary.

9. COMMITMENTS AND CONTINGENCIES

The following funds had unfunded commitments and unrealized gain (loss) by investment as of March 31, 2026:

High Yield Bond Fund

Unfunded Commitments	Maturity	Amount	Unrealized Gain (Loss)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$234,814	$1,395

		234,814	1,395

Low Duration Bond Fund

Unfunded Commitments	Maturity	Amount	Unrealized Gain (Loss)
GC Ferry Acquisition I, Inc., Delayed Draw Term Loan	08/16/32	$8,760	$(110)

		8,760	(110)

Total Return Bond Fund

Unfunded Commitments	Maturity	Amount	Unrealized Gain (Loss)
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	$788,130	$(9,852)
QuidelOrtho Corp., Delayed Draw Term Loan A	08/21/30	120,000	(4,650)

		908,130	(14,502)

Unconstrained Bond Fund

Unfunded Commitments	Maturity	Amount	Unrealized Gain (Loss)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term	06/09/28	$152,354	$905
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	120,074	(1,501)

		272,428	(596)

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

10. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

High Yield Bond Fund	Period/Year Ended March 31, 2026		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	17,342,601	$159,504,792	13,270,854	$123,501,808
Shares Issued upon Reinvestment of Dividends	1,772,270	16,442,018	1,930,144	17,938,923
Shares Redeemed	(20,777,042)	(192,412,835)	(18,394,900)	(171,394,583)

Net Increase (Decrease)	(1,662,171)	$(16,466,025)	(3,193,902)	$(29,953,852)

Class I-3 Shares*	Shares	Amount	Shares	Amount
Shares Sold	1,000	$10,000	—	$—
Shares Issued upon Reinvestment of Dividends	40	399	—	—

Net Increase	1,040	$10,399	—	$—

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	5,322,113	$49,613,785	9,892,114	$92,148,198
Shares Issued upon Reinvestment of Dividends	575,497	5,340,782	692,304	6,435,519
Shares Redeemed	(7,339,414)	(68,292,024)	(12,482,973)	(116,321,544)

Net Increase (Decrease)	(1,441,804)	$(13,337,457)	(1,898,555)	$(17,737,827)

*	For the period August 26, 2025 (Commencement of Operations) through March 31, 2026.

Investment Grade Credit Fund	Year Ended March 31, 2026		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	591,502	$4,699,389	426,426	$3,306,085
Shares Issued upon Reinvestment of Dividends	94,776	756,450	109,813	852,524
Shares Redeemed	(989,508)	(7,850,580)	(627,478)	(4,833,936)

Net Increase (Decrease)	(303,230)	$(2,394,741)	(91,239)	$(675,327)

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	191,691	$1,526,379	459,510	$3,547,784
Shares Issued upon Reinvestment of Dividends	36,821	293,933	39,127	303,981
Shares Redeemed	(241,577)	(1,923,001)	(312,263)	(2,417,192)

Net Increase (Decrease)	(13,065)	$(102,689)	186,374	$1,434,573

Low Duration Bond Fund	Period/Year Ended March 31, 2026		Year Ended March 31, 2025
Administrative Class Shares	Shares	Amount	Shares	Amount
Shares Issued upon Reinvestment of Dividends	38	$419	43	$459

Net Increase	38	$419	43	$459

Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	27,496,932	$232,366,355	19,935,861	$166,017,192
Shares Issued upon Reinvestment of Dividends	3,304,671	27,915,413	4,364,999	36,335,018
Shares Redeemed	(29,344,690)	(247,729,088)	(60,088,718)	(499,812,255)

Net Increase (Decrease)	1,456,913	$12,552,680	(35,787,858)	$(297,460,045)

Class I-3 Shares*	Shares	Amount	Shares	Amount
Shares Sold	10,011	$100,584	—	$—
Shares Issued upon Reinvestment of Dividends	59	587	—	—

Net Increase	10,070	$101,171	—	$—

TCW Metropolitan West Funds

March 31, 2026

10. CAPITAL SHARE TRANSACTIONS (Continued)

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	707,463	$5,969,626	1,780,184	$14,818,651
Shares Issued upon Reinvestment of Dividends	382,707	3,231,685	675,175	5,620,131
Shares Redeemed	(5,165,384)	(43,416,217)	(7,834,637)	(65,369,643)

Net Decrease	(4,075,214)	$(34,214,906)	(5,379,278)	$(44,930,861)

*	For the period August 26, 2025 (Commencement of Operations) through March 31, 2026.

Strategic Income Fund	Year Ended March 31, 2026		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	2,196,058	$13,594,680	1,188,313	$7,312,215
Shares Issued upon Reinvestment of Dividends	201,098	1,243,391	271,291	1,671,433
Shares Redeemed	(1,248,010)	(7,699,057)	(1,752,969)	(10,808,366)

Net Increase	1,149,146	$7,139,014	(293,365)	$(1,824,718)

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	618,721	$3,817,284	954,127	$5,886,353
Shares Issued upon Reinvestment of Dividends	344,629	2,130,655	532,117	3,276,977
Shares Redeemed	(3,490,191)	(21,652,501)	(2,830,093)	(17,427,298)

Net Increase (Decrease)	(2,526,841)	$(15,704,562)	(1,343,849)	$(8,263,968)

Sustainable Securitized Fund	Year Ended March 31, 2026		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	932,564	$8,117,401	660,960	$5,674,472
Shares Issued upon Reinvestment of Dividends	89,029	779,482	81,725	704,328
Shares Redeemed	(446,708)	(3,885,872)	(81,800)	(699,602)

Net Increase	574,885	$5,011,011	660,885	$5,679,198

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	476,894	$4,145,440	529,937	$4,570,671
Shares Issued upon Reinvestment of Dividends	20,171	176,650	7,709	66,678
Shares Redeemed	(286,192)	(2,487,097)	(183,799)	(1,583,999)

Net Increase	210,873	$1,834,993	353,847	$3,053,350

Total Return Bond Fund	Period/Year Ended March 31, 2026		Year Ended March 31, 2025
Administrative Class Shares	Shares	Amount	Shares	Amount
Shares Sold	7,994,817	$73,052,026	15,709,647	$141,866,987
Shares Issued upon Reinvestment of Dividends	1,308,374	11,976,824	3,229,782	29,084,538
Shares Redeemed	(28,577,462)	(259,443,912)	(102,475,546)	(930,722,966)

Net Increase (Decrease)	(19,274,271)	$(174,415,062)	(83,536,117)	$(759,771,441)

Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	368,924,748	$3,372,335,537	521,208,590	$4,692,893,533
Shares Issued upon Reinvestment of Dividends	82,931,103	758,619,733	113,307,757	1,020,358,424
Shares Redeemed	(790,470,114)	(7,224,202,501)	(1,676,208,981)	(15,112,701,399)

Net Increase (Decrease)	(338,614,263)	$(3,093,247,231)	(1,041,692,634)	$(9,399,449,442)

Class I-2 Shares	Shares	Amount	Shares	Amount
Shares Sold	811,312	$7,420,347	1,416,009	$12,677,496
Shares Issued upon Reinvestment of Dividends	157,772	1,443,500	256,682	2,311,621
Shares Redeemed	(2,641,706)	(24,248,184)	(4,976,328)	(44,808,584)

Net Increase (Decrease)	(1,672,622)	$(15,384,337)	(3,303,637)	$(29,819,467)

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

10. CAPITAL SHARE TRANSACTIONS (Continued)

Class I-3 Shares*	Shares	Amount	Shares	Amount
Shares Sold	392,020	$3,942,389	—	$—
Shares Issued upon Reinvestment of Dividends	776	7,751	—	—
Shares Redeemed	(1,354)	(13,570)	—	—

Net Increase	391,442	$3,936,570	—	$—

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	43,336,781	$395,156,865	67,411,786	$607,584,741
Shares Issued upon Reinvestment of Dividends	9,991,542	91,388,372	14,649,070	131,963,625
Shares Redeemed	(116,477,041)	(1,064,520,160)	(214,061,391)	(1,929,315,501)

Net Increase (Decrease)	(63,148,718)	$(577,974,923)	(132,000,535)	$(1,189,767,135)

Plan Class Shares	Shares	Amount	Shares	Amount
Shares Sold	183,405,663	$1,569,785,497	275,082,988	$2,328,171,925
Shares Issued upon Reinvestment of Dividends	40,135,938	344,228,447	59,139,296	499,271,217
Shares Redeemed	(398,290,182)	(3,404,106,009)	(1,027,025,744)	(8,680,721,779)

Net Decrease	(174,748,581)	$(1,490,092,065)	(692,803,460)	$(5,853,278,637)

*	For the period August 26, 2025 (Commencement of Operations) through March 31, 2026.

Ultra Short Bond Fund	Year Ended March 31, 2026		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	2,099,581	$8,783,616	1,969,773	$8,138,806
Shares Issued upon Reinvestment of Dividends	322,749	1,349,891	378,394	1,561,523
Shares Redeemed	(2,648,015)	(11,035,421)	(3,097,476)	(12,765,172)

Net Increase (Decrease)	(225,685)	$(901,914)	(749,309)	$(3,064,843)

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	353,032	$1,470,016	384,868	$1,587,676
Shares Issued upon Reinvestment of Dividends	84,904	353,972	120,336	495,652
Shares Redeemed	(1,450,029)	(6,051,529)	(963,436)	(3,967,809)

Net Increase (Decrease)	(1,012,093)	$(4,227,541)	(458,232)	$(1,884,481)

Unconstrained Bond Fund	Period/Year Ended March 31, 2026		Year Ended March 31, 2025
Class I Shares	Shares	Amount	Shares	Amount
Shares Sold	51,283,342	$535,398,185	52,713,287	$543,810,167
Shares Issued upon Reinvestment of Dividends	8,162,581	85,123,749	9,215,976	95,066,265
Shares Redeemed	(54,602,045)	(568,776,663)	(53,916,265)	(555,988,874)

Net Increase	4,843,878	$51,745,271	8,012,998	$82,887,558

Class I-3 Shares*	Shares	Amount	Shares	Amount
Shares Sold	1,000	$10,000	—	$—
Shares Issued upon Reinvestment of Dividends	30	306	—	—

Net Increase	1,030	$10,306	—	$—

Class M Shares	Shares	Amount	Shares	Amount
Shares Sold	1,162,126	$12,119,414	1,981,364	$20,465,012
Shares Issued upon Reinvestment of Dividends	656,075	6,847,310	807,916	8,338,060
Shares Redeemed	(3,092,085)	(32,260,649)	(3,517,217)	(36,273,456)

Net Increase (Decrease)	(1,273,884)	$(13,293,925)	(727,937)	$(7,470,384)

TCW Metropolitan West Funds

March 31, 2026

10. CAPITAL SHARE TRANSACTIONS (Continued)

Plan Class Shares	Shares	Amount	Shares	Amount
Shares Sold	303,151	$3,162,105	7,591,820	$77,785,250
Shares Issued upon Reinvestment of Dividends	2,410,178	25,119,676	2,732,239	28,182,270
Shares Redeemed	(13,875,562)	(145,446,140)	(2,979,047)	(30,968,166)

Net Decrease	(11,162,233)	$(117,164,359)	7,345,012	$74,999,354

*	For the period August 26, 2025 (Commencement of Operations) through March 31, 2026.

11. RESTRICTED SECURITIES

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Trust considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at March 31, 2026 are listed below:

High Yield Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 1.00%, 10/01/29	02/23/23	$3,085,182	$54,416	0.01%

		$3,085,182	$54,416	0.01%

Investment Grade Credit Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2, Class XB (I/O), 1.30%, 11/15/43	07/03/18	$16,221	$4	0.00%

		$16,221	$4	0.00%

Low Duration Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 1.00%, 10/01/29	08/06/24	$635,783	$13,640	0.00%

		$635,783	$13,640	0.00%

Strategic Income Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
ModivCare, Inc., 1.00%, 10/01/29	08/10/21	136,789	2,426	0.00%

		$136,789	$2,426	0.00%

TCW Metropolitan West Funds

Notes to Financial Statements (Continued)

11. RESTRICTED SECURITIES (Continued)

Total Return Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A, 4.09%, 08/10/38	08/23/18	$125,147,817	$120,294,479	0.40%
SHOW Trust Series 2022-BIZ, Class A, 6.65% (1 mo. USD Term SOFR + 2.984%), 01/15/27	02/24/22	68,000,000	36,707,223	0.12%
ModivCare, Inc., 1.00%, 10/01/29	04/28/23	36,470,414	664,871	0.00%

		$229,618,231	$157,666,573	0.53%

Unconstrained Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
CoreVest American Finance Trust Series 2019-3, Class XA (I/O), 1.99%, 10/15/52	11/08/19	$279,430	$4	0.00%
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y, 0.05%, 01/15/38	11/25/24	0	1	0.00%
ModivCare, Inc., 1.00%, 10/01/29	04/25/23	4,536,476	82,719	0.00%
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.00%, 10/20/38	09/16/25	65	0	0.00%

		$4,815,971	$82,724	0.00%

12. AFFILIATE OWNERSHIP

As of March 31, 2026, affiliates of the Funds and Advisor owned 10.94% and 24.77% of the net assets of the Investment Grade Credit Fund and Sustainable Securitized Fund, respectively.

13. COMMITTED LINE OF CREDIT

The Funds, together with the TCW Funds, Inc. and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the year ended March 31, 2026. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in Transfer Agent fees on the Statements of Operations. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

14. INDEMNIFICATIONS

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve further claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

TCW Metropolitan West Funds

March 31, 2026

15. SEGMENT REPORTING

The Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

16. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to each Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. There was no impact to the Funds’ financial statements and no additional disclosures were required for the year ended March 31, 2026.

17. SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

TCW MetWest High Yield Bond Fund

Financial Highlights — Class I Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$9.23	$9.28	$9.12	$10.05	$10.57

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.63	0.62	0.62	0.52	0.41
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)	(0.05)	0.16	(0.92)	(0.52)

Total from Investment Operations	0.49	0.57	0.78	(0.40)	(0.11)

Less Distributions:
Distributions from Net Investment Income	(0.62)	(0.62)	(0.62)	(0.53)	(0.41)

Total Distributions	(0.62)	(0.62)	(0.62)	(0.53)	(0.41)

Net Asset Value per Share, End of year	$9.10	$9.23	$9.28	$9.12	$10.05

Total Return	5.37%	6.32%	8.91%	(3.87%)	(1.15%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$305,288	$324,877	$356,322	$361,021	$552,768

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.62%	0.64%	0.62%	0.61%	0.61%

After Expense Reimbursement	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	6.75%	6.71%	6.81%	5.67%	3.88%

Portfolio Turnover Rate (2)(3)	100%	76%	82%	116%	117%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Financial Highlights — Class I-3 Shares

	Period Ended March 31, 2026
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.40
Net Realized and Unrealized Loss on Investments	(0.27)

Total from Investment Operations	0.13

Less Distributions:
Distributions from Net Investment Income	(0.39)

Total Distributions	(0.39)

Net Asset Value per Share, End of period	$9.74

Total Return	1.33	% (3)

Ratios/Supplemental data:

Net Assets, End of period (in thousands)	$10

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	82.39	% (4)

After Expense Reimbursement	0.76	% (4)

Ratio of Net Investment Income to Average Net Assets	6.77	% (4)

Portfolio Turnover Rate (5)(6)	100	% (3)

(1)	For the period August 26, 2025 (Commencement of Operations) through March 31, 2026.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest High Yield Bond Fund

Financial Highlights — Class M Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$9.23	$9.28	$9.12	$10.06	$10.57

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.60	0.60	0.60	0.50	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.12)	(0.05)	0.16	(0.93)	(0.51)

Total from Investment Operations	0.48	0.55	0.76	(0.43)	(0.13)

Less Distributions:
Distributions from Net Investment Income	(0.60)	(0.60)	(0.60)	(0.51)	(0.38)

Total Distributions	(0.60)	(0.60)	(0.60)	(0.51)	(0.38)

Net Asset Value per Share, End of year	$9.11	$9.23	$9.28	$9.12	$10.06

Total Return	5.23%	6.06%	8.64%	(4.20%)	(1.30%)

Ratios/Supplemental data:

Net Assets, End of year (in thousands)	$78,831	$93,236	$111,388	$134,178	$169,941

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.98%	0.92%	0.91%	0.91%	0.90%

After Expense Reimbursement	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Investment Income to Average Net Assets	6.49%	6.44%	6.55%	5.45%	3.61%

Portfolio Turnover Rate (2)(3)	100%	76%	82%	116%	117%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Financial Highlights — Class I Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$7.85	$7.70	$7.82	$8.70	$9.67

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.27	0.34	0.42	0.67	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.15	0.15	(0.10)	(0.86)	(0.93)

Total from Investment Operations	0.42	0.49	0.32	(0.19)	(0.48)

Less Distributions:
Distributions from Net Investment Income	(0.32)	(0.34)	(0.44)	(0.67)	(0.48)
Distributions from Net Realized Gain	—	—	—	—	(0.01)
Distributions from Return of Capital	—	—	—	(0.02)	—

Total Distributions	(0.32)	(0.34)	(0.44)	(0.69)	(0.49)

Net Asset Value per Share, End of year	$7.95	$7.85	$7.70	$7.82	$8.70

Total Return	5.43%	6.50%	4.23%	(2.03%)	(5.22%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$18,093	$20,254	$20,578	$7,299	$8,640

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.21%	1.61%	2.30%	3.62%	1.87%

After Expense Reimbursement	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	3.43%	4.38%	5.53%	8.38%	4.79%

Portfolio Turnover Rate (2)(3)	305%	440%	491%	231%	345%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Investment Grade Credit Fund

Financial Highlights — Class M Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$7.85	$7.70	$7.82	$8.70	$9.67

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26	0.32	0.41	0.63	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.14	0.15	(0.11)	(0.84)	(0.95)

Total from Investment Operations	0.40	0.47	0.30	(0.21)	(0.50)

Less Distributions:
Distributions from Net Investment Income	(0.30)	(0.32)	(0.42)	(0.65)	(0.46)
Distributions from Net Realized Gain	—	—	—	—	(0.01)
Distributions from Return of Capital	—	—	—	(0.02)	—

Total Distributions	(0.30)	(0.32)	(0.42)	(0.67)	(0.47)

Net Asset Value per Share, End of year	$7.95	$7.85	$7.70	$7.82	$8.70

Total Return	5.21%	6.28%	4.01%	(2.24%)	(5.42%)

Ratios/Supplemental data:

Net Assets, End of year (in thousands)	$7,608	$7,618	$6,041	$3,026	$2,259

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.50%	1.86%	2.56%	3.90%	2.16%

After Expense Reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	3.23%	4.17%	5.33%	7.93%	4.75%

Portfolio Turnover Rate (2)(3)	305%	440%	491%	231%	345%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Financial Highlights — Administrative Class Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$10.83	$10.68	$10.73	$11.08	$11.48

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.40	0.46	0.44	0.22	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.04	0.15	(0.06)	(0.28)	(0.40)

Total from Investment Operations	0.44	0.61	0.38	(0.06)	(0.31)

Less Distributions:
Distributions from Net Investment Income	(0.40)	(0.46)	(0.43)	(0.29)	(0.09)

Total Distributions	(0.40)	(0.46)	(0.43)	(0.29)	(0.09)

Net Asset Value per Share, End of year	$10.87	$10.83	$10.68	$10.73	$11.08

Total Return	4.13%	5.81%	3.77%	(0.48%)	(2.74%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$12	$11	$10	$776 (2)	$1,709

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	104.47%	0.71%	0.70%	0.72%	0.72%

After Expense Reimbursement	0.81%	0.71%	0.70%	0.72%	0.72%

Ratio of Net Investment Income to Average Net Assets	3.69%	4.28%	4.18%	2.05%	0.80%

Portfolio Turnover Rate (3)(4)	489%	454%	461%	450%	347%

(1)	Computed using average shares outstanding throughout the period.
(2)	Represents the whole number without rounding to the 000s.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Financial Highlights — Class I Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$8.39	$8.27	$8.30	$8.58	$8.88

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.35	0.38	0.35	0.24	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.02	0.12	(0.03)	(0.28)	(0.30)

Total from Investment Operations	0.37	0.50	0.32	(0.04)	(0.21)

Less Distributions:
Distributions from Net Investment Income	(0.34)	(0.38)	(0.35)	(0.24)	(0.09)

Total Distributions	(0.34)	(0.38)	(0.35)	(0.24)	(0.09)

Net Asset Value per Share, End of year	$8.42	$8.39	$8.27	$8.30	$8.58

Total Return	4.51%	6.17%	4.03%	(0.37%)	(2.34%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$842,585	$827,339	$1,111,745	$1,479,311	$2,018,926

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.44%	0.43%	0.42%	0.42%	0.41%

After Expense Reimbursement	0.41%	0.43%	0.42%	0.42%	0.41%

Ratio of Net Investment Income to Average Net Assets	4.13%	4.57%	4.31%	2.85%	1.07%

Portfolio Turnover Rate (2)(3)	489%	454%	461%	450%	347%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Financial Highlights — Class I-3 Shares

	Period Ended March 31, 2026
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.22
Net Realized and Unrealized Gain on Investments	(0.01)

Total from Investment Operations	0.21

Less Distributions:
Distributions from Net Investment Income	(0.24)

Total Distributions	(0.24)

Net Asset Value per Share, End of period	$9.97

Total Return	2.09	% (3)

Ratios/Supplemental data:

Net Assets, End of period (in thousands)	$100

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	31.24	% (4)

After Expense Reimbursement	0.54	% (4)

Ratio of Net Investment Income to Average Net Assets	3.87	% (4)

Portfolio Turnover Rate (5)(6)	489	% (3)

(1)	For the period August 26, 2025 (Commencement of Operations) through March 31, 2026.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Low Duration Bond Fund

Financial Highlights — Class M Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$8.39	$8.27	$8.30	$8.57	$8.88

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.33	0.36	0.34	0.22	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0.02	0.12	(0.03)	(0.26)	(0.31)

Total from Investment Operations	0.35	0.48	0.31	(0.04)	(0.23)

Less Distributions:
Distributions from Net Investment Income	(0.32)	(0.36)	(0.34)	(0.23)	(0.08)

Total Distributions	(0.32)	(0.36)	(0.34)	(0.23)	(0.08)

Net Asset Value per Share, End of year	$8.42	$8.39	$8.27	$8.30	$8.57

Total Return	4.28%	5.96%	3.82%	(0.46%)	(2.65%)

Ratios/Supplemental data:

Net Assets, End of year (in thousands)	$75,856	$109,774	$152,721	$298,833	$474,682

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.65%	0.63%	0.62%	0.63%	0.62%

After Expense Reimbursement	0.63%	0.63%	0.62%	0.63%	0.62%

Ratio of Net Investment Income to Average Net Assets	3.92%	4.38%	4.08%	2.66%	0.87%

Portfolio Turnover Rate (2)(3)	489%	454%	461%	450%	347%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Financial Highlights — Class I Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$6.17	$6.18	$6.24	$6.89	$7.83

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30	0.46	0.46	0.57	0.76
Net Realized and Unrealized Gain (Loss) on Investments	0.05	(0.01)	(0.05)	(0.59)	(0.95)

Total from Investment Operations	0.35	0.45	0.41	(0.02)	(0.19)

Less Distributions:
Distributions from Net Investment Income	(0.37)	(0.46)	(0.47)	(0.63)	(0.75)

Total Distributions	(0.37)	(0.46)	(0.47)	(0.63)	(0.75)

Net Asset Value per Share, End of year	$6.15	$6.17	$6.18	$6.24	$6.89

Total Return	5.92%	7.53%	7.10%	N/A	(2.76%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$28,116	$21,091	$22,938	$15,540	$9,310

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.13%	1.26%	1.22%	1.65%	2.77%

After Expense Reimbursement	0.80%	0.80%	0.80%	0.80%	0.80%

Ratio of Net Investment Income to Average Net Assets	4.85%	7.44%	7.46%	9.08%	10.06%

Portfolio Turnover Rate (2)(3)	302%	237%	260%	177%	77%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Strategic Income Fund

Financial Highlights — Class M Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$6.17	$6.18	$6.24	$6.89	$7.83

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.29	0.45	0.45	0.51	0.73
Net Realized and Unrealized Gain (Loss) on Investments	0.04	(0.02)	(0.05)	(0.54)	(0.94)

Total from Investment Operations	0.33	0.43	0.40	(0.03)	(0.21)

Less Distributions:
Distributions from Net Investment Income	(0.35)	(0.44)	(0.46)	(0.62)	(0.73)

Total Distributions	(0.35)	(0.44)	(0.46)	(0.62)	(0.73)

Net Asset Value per Share, End of year	$6.15	$6.17	$6.18	$6.24	$6.89

Total Return	5.52%	7.27%	6.67%	(0.23%)	(2.99%)

Ratios/Supplemental data:

Net Assets, End of year (in thousands)	$28,278	$43,931	$52,304	$50,681	$16,813

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.44%	1.51%	1.49%	1.86%	3.02%

After Expense Reimbursement	1.04%	1.04%	1.04%	1.04%	1.04%

Ratio of Net Investment Income to Average Net Assets	4.63%	7.22%	7.26%	8.24%	9.71%

Portfolio Turnover Rate (2)(3)	302%	237%	260%	177%	77%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Financial Highlights — Class I Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022 (1)
Net Asset Value per Share, Beginning of year	$8.69	$8.35	$8.45	$9.37	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.40	0.56	0.47	0.23	0.05
Net Realized and Unrealized Gain (Loss) on Investments	0.08	0.35	(0.09)	(0.89)	(0.63)

Total from Investment Operations	0.48	0.91	0.38	(0.66)	(0.58)

Less Distributions:
Distributions from Net Investment Income	(0.41)	(0.57)	(0.43)	(0.26)	(0.05)
Distributions from Return of Capital	—	—	(0.05)	—	—

Total Distributions	(0.41)	(0.57)	(0.48)	(0.26)	(0.05)

Net Asset Value per Share, End of year	$8.76	$8.69	$8.35	$8.45	$9.37

Total Return	5.63%	11.21%	4.67%	(7.04%)	(5.87	%) (3)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$18,915	$13,780	$7,715	$8,361	$10,655

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.28%	2.53%	3.82%	2.93%	1.80	% (4)

After Expense Reimbursement	0.49%	0.49%	0.49%	0.49%	0.49	% (4)

Ratio of Net Investment Income to Average Net Assets	4.62%	6.56%	5.67%	2.61%	0.94	% (4)

Portfolio Turnover Rate (5)(6)	353%	333%	312%	312%	276	% (3)

(1)	The Sustainable Securitized Fund Class I Shares commenced operations on October 1, 2021.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(6)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Sustainable Securitized Fund

Financial Highlights — Class M Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022 (1)
Net Asset Value per Share, Beginning of year	$8.69	$8.34	$8.45	$9.36	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.38	0.49	0.42	0.21	0.05
Net Realized and Unrealized Gain (Loss) on Investments	0.07	0.41	(0.07)	(0.88)	(0.61)

Total from Investment Operations	0.45	0.90	0.35	(0.67)	(0.56)

Less Distributions:
Distributions from Net Investment Income	(0.39)	(0.55)	(0.41)	(0.24)	(0.08)
Distributions from Return of Capital	—	—	(0.05)	—	—

Total Distributions	(0.39)	(0.55)	(0.46)	(0.24)	(0.08)

Net Asset Value per Share, End of year	$8.75	$8.69	$8.34	$8.45	$9.36

Total Return	5.29%	11.11%	4.33%	(7.15%)	(5.60	%)(3)

Ratios/Supplemental data:

Net Assets, End of year (in thousands)	$4,989	$3,120	$44	$50	$16

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.95%	2.53%	4.15%	3.35%	2.15	% (4)

After Expense Reimbursement	0.70%	0.70%	0.70%	0.70%	0.79	% (4)

Ratio of Net Investment Income to Average Net Assets	4.39%	5.74%	5.13%	2.43%	0.97	% (4)

Portfolio Turnover Rate (5)(6)	353%	333%	312%	312%	276	% (3)

(1)	The Sustainable Securitized Fund Class M Shares commenced operations on October 1, 2021.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(6)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Administrative Class Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$9.08	$9.03	$9.29	$10.19	$10.83

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.34	0.37	0.36	0.27	0.12
Net Realized and Unrealized Gain (Loss) on Investments	0.04	0.05	(0.26)	(0.90)	(0.65)

Total from Investment Operations	0.38	0.42	0.10	(0.63)	(0.53)

Less Distributions:
Distributions from Net Investment Income	(0.35)	(0.37)	(0.36)	(0.27)	(0.11)
Distributions from Net Realized Gain	0.00	—	—	—	(0.00	) (2)

Total Distributions	(0.35)	(0.37)	(0.36)	(0.27)	(0.11)

Net Asset Value per Share, End of year	$9.11	$9.08	$9.03	$9.29	$10.19

Total Return	4.22%	4.71%	1.12%	(6.10%)	(4.89%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$265,475	$439,772	$1,191,464	$1,549,862	$1,963,315

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.80%	0.78%	0.78%	0.78%	0.77%

After Expense Reimbursement	0.80%	0.78%	0.78%	0.78%	0.77%

Ratio of Net Investment Income to Average Net Assets	3.72%	4.04%	4.01%	2.83%	1.06%

Portfolio Turnover Rate (3)(4)	405%	418%	450%	426%	467%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Class I Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$9.07	$9.02	$9.28	$10.18	$10.82

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.37	0.40	0.39	0.30	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.04	0.05	(0.26)	(0.90)	(0.64)

Total from Investment Operations	0.41	0.45	0.13	(0.60)	(0.49)

Less Distributions:
Distributions from Net Investment Income	(0.38)	(0.40)	(0.39)	(0.30)	(0.15)
Distributions from Net Realized Gain	—	—	—	—	(0.00	) (2)

Total Distributions	(0.38)	(0.40)	(0.39)	(0.30)	(0.15)

Net Asset Value per Share, End of year	$9.10	$9.07	$9.02	$9.28	$10.18

Total Return	4.60%	5.06%	1.45%	(5.80%)	(4.58%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$18,807,018	$21,821,702	$31,087,119	$38,399,347	$46,961,971

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.45%	0.44%	0.45%	0.45%	0.44%

After Expense Reimbursement	0.43%	0.44%	0.45%	0.45%	0.44%

Ratio of Net Investment Income to Average Net Assets	4.09%	4.40%	4.35%	3.19%	1.38%

Portfolio Turnover Rate (3)(4)	405%	418%	450%	426%	467%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Class I-2 Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$9.07	$9.02	$9.28	$10.18	$10.82

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.36	0.39	0.38	0.29	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.04	0.05	(0.26)	(0.89)	(0.64)

Total from Investment Operations	0.40	0.44	0.12	(0.60)	(0.50)

Less Distributions:
Distributions from Net Investment Income	(0.37)	(0.39)	(0.38)	(0.30)	(0.14)
Distributions from Net Realized Gain	—	—	—	—	(0.00	) (2)

Total Distributions	(0.37)	(0.39)	(0.38)	(0.30)	(0.14)

Net Asset Value per Share, End of year	$9.10	$9.07	$9.02	$9.28	$10.18

Total Return	4.50%	4.99%	1.39%	(5.87%)	(4.65%)

Ratios/Supplemental data:

Net Assets, End of year (in thousands)	$23,025	$38,130	$67,699	$102,076	$170,455

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.56%	0.51%	0.51%	0.52%	0.52%

After Expense Reimbursement	0.53%	0.51%	0.51%	0.52%	0.52%

Ratio of Net Investment Income to Average Net Assets	3.99%	4.32%	4.28%	3.06%	1.33%

Portfolio Turnover Rate (3)(4)	405%	418%	450%	426%	467%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Class I-3 Shares

	Period Ended March 31, 2026
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.23
Net Realized and Unrealized Gain on Investments	0.02

Total from Investment Operations	0.25

Less Distributions:
Distributions from Net Investment Income	(0.26)

Total Distributions	(0.26)

Net Asset Value per Share, End of period	$9.99

Total Return	2.48	% (3)

Ratios/Supplemental data:
Net Assets, End of period (in thousands)	$3,910
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.91	% (4)

After Expense Reimbursement	0.59	% (4)
Ratio of Net Investment Income to Average Net Assets	4.52	% (4)
Portfolio Turnover Rate (5)(6)	405	% (3)

(1)	For the period August 26, 2025 (Commencement of Operations) through March 31, 2026.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Class M Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$9.08	$9.02	$9.28	$10.19	$10.82

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.35	0.38	0.37	0.28	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.03	0.06	(0.26)	(0.91)	(0.63)

Total from Investment Operations	0.38	0.44	0.11	(0.63)	(0.50)

Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.38)	(0.37)	(0.28)	(0.13)
Distributions from Net Realized Gain	—	—	—	—	(0.00	) (2)

Total Distributions	(0.36)	(0.38)	(0.37)	(0.28)	(0.13)

Net Asset Value per Share, End of year	$9.10	$9.08	$9.02	$9.28	$10.19

Total Return	4.35%	4.96%	1.24%	(6.10%)	(4.69%)

Ratios/Supplemental data:

Net Assets, End of year (in thousands)	$2,084,130	$2,650,908	$3,826,231	$6,442,440	$6,213,223

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.69%	0.65%	0.66%	0.67%	0.65%

After Expense Reimbursement	0.68%	0.65%	0.66%	0.67%	0.65%

Ratio of Net Investment Income to Average Net Assets	3.84%	4.18%	4.11%	3.04%	1.17%

Portfolio Turnover Rate (3)(4)	405%	418%	450%	426%	467%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Total Return Bond Fund

Financial Highlights — Plan Class Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$8.51	$8.46	$8.70	$9.55	$10.15

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.35	0.38	0.37	0.29	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.04	0.05	(0.24)	(0.85)	(0.60)

Total from Investment Operations	0.39	0.43	0.13	(0.56)	(0.45)

Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.38)	(0.37)	(0.29)	(0.15)
Distributions from Net Realized Gain	—	—	—	—	(0.00	) (2)

Total Distributions	(0.36)	(0.38)	(0.37)	(0.29)	(0.15)

Net Asset Value per Share, End of year	$8.54	$8.51	$8.46	$8.70	$9.55

Total Return	4.68%	5.18%	1.58%	(5.79%)	(4.50%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$8,542,339	$10,002,933	$15,803,141	$17,622,821	$22,197,865

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.38%	0.37%	0.37%	0.37%	0.36%

After Expense Reimbursement	0.38%	0.37%	0.37%	0.37%	0.36%

Ratio of Net Investment Income to Average Net Assets	4.14%	4.47%	4.43%	3.26%	1.47%

Portfolio Turnover Rate (3)(4)	405%	418%	450%	426%	467%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Financial Highlights — Class I Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$4.16	$4.10	$4.11	$4.18	$4.26

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17	0.18	0.18	0.10	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.02	0.06	(0.01)	(0.06)	(0.08)

Total from Investment Operations	0.19	0.24	0.17	0.04	(0.05)

Less Distributions:
Distributions from Net Investment Income	(0.17)	(0.18)	(0.18)	(0.11)	(0.03)

Total Distributions	(0.17)	(0.18)	(0.18)	(0.11)	(0.03)

Net Asset Value per Share, End of year	$4.18	$4.16	$4.10	$4.11	$4.18

Total Return	4.63%	5.98%	4.31%	0.90%	(1.21%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$34,477	$35,222	$37,783	$101,852	$158,258

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.74%	0.90%	0.66%	0.60%	0.49%

After Expense Reimbursement	0.34%	0.34%	0.34%	0.34%	0.34%

Ratio of Net Investment Income to Average Net Assets	4.08%	4.39%	4.37%	2.40%	0.66%

Portfolio Turnover Rate (2)(3)	552%	553%	544%	479%	336%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Ultra Short Bond Fund

Financial Highlights — Class M Shares

	Year Ended March 31,
	2026	2025	2024		2023	2022
Net Asset Value per Share, Beginning of year	$4.15	$4.09	$4.10		$4.18	$4.25

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16	0.17	0.17		0.09	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.02	0.06	(0.00	) (2)	(0.07)	(0.07)

Total from Investment Operations	0.18	0.23	0.17		0.02	(0.05)

Less Distributions:
Distributions from Net Investment Income	(0.16)	(0.17)	(0.18)		(0.10)	(0.02)

Total Distributions	(0.16)	(0.17)	(0.18)		(0.10)	(0.02)

Net Asset Value per Share, End of year	$4.17	$4.15	$4.09		$4.10	$4.18

Total Return	4.47%	5.82%	4.14%		0.49%	(1.14%)

Ratios/Supplemental data:

Net Assets, End of year (in thousands)	$7,036	$11,205	$12,917		$19,995	$39,477

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.12%	1.06%	0.84%		0.75%	0.64%

After Expense Reimbursement	0.50%	0.50%	0.50%		0.50%	0.50%

Ratio of Net Investment Income to Average Net Assets	3.95%	4.23%	4.25%		2.24%	0.49%

Portfolio Turnover Rate (3)(4)	552%	553%	544%		479%	336%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount is greater than $(0.005) per share.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(4)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Financial Highlights — Class I Shares

	Year Ended March 31,
	2026	2025	2024	2023	2022
Net Asset Value per Share, Beginning of year	$10.38	$10.30	$10.40	$11.16	$11.95

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.45	0.67	0.68	0.53	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.14	0.08	(0.10)	(0.73)	(0.66)

Total from Investment Operations	0.59	0.75	0.58	(0.20)	(0.33)

Less Distributions:
Distributions from Net Investment Income	(0.59)	(0.67)	(0.67)	(0.56)	(0.33)
Distributions from Net Realized Gain	—	—	—	—	(0.13)
Distributions from Return of Capital	—	—	(0.01)	—	—

Total Distributions	(0.59)	(0.67)	(0.68)	(0.56)	(0.46)

Net Asset Value per Share, End of year	$10.38	$10.38	$10.30	$10.40	$11.16

Total Return	5.87%	7.53%	5.87%	(1.65%)	(2.88%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$2,184,610	$2,133,046	$2,035,211	$2,353,053	$3,648,832

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.74%	0.75%	0.75%	0.76%	0.74%

After Expense Reimbursement	0.72%	0.75%	0.75%	0.76%	0.74%

Ratio of Net Investment Income to Average Net Assets	4.32%	6.53%	6.65%	5.04%	2.79%

Portfolio Turnover Rate (2)(3)	254%	188%	257%	223%	182%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Financial Highlights — Class I-3 Shares

	Period Ended March 31, 2026
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.19
Net Realized and Unrealized Gain on Investments	0.08

Total from Investment Operations	0.27

Less Distributions:
Distributions from Net Investment Income	(0.30)

Total Distributions	(0.30)

Net Asset Value per Share, End of period	$9.97

Total Return	2.74	% (3)

Ratios/Supplemental data:

Net Assets, End of period (in thousands)	$10

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	101.29	% (4)

After Expense Reimbursement	0.90	% (4)

Ratio of Net Investment Income to Average Net Assets	3.22	% (4)

Portfolio Turnover Rate (5)(6)	254	% (3)

(1)	For the period August 26, 2025 (Commencement of Operations) through March 31, 2026.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Financial Highlights — Class M Shares

	Year Ended March 31,
	2026	2025		2024		2023	2022
Net Asset Value per Share, Beginning of year	$10.39	$10.31		$10.41		$11.17	$11.96

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.42	0.65		0.65		0.51	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0.13	0.07		(0.09)		(0.74)	(0.66)

Total from Investment Operations	0.55	0.72		0.56		(0.23)	(0.36)

Less Distributions:
Distributions from Net Investment Income	(0.55)	(0.64)		(0.65)		(0.53)	(0.30)
Distributions from Net Realized Gain	—	—		—		—	(0.13)
Distributions from Return of Capital	—	—		(0.01)		—	—

Total Distributions	(0.55)	(0.64)		(0.66)		(0.53)	(0.43)

Net Asset Value per Share, End of year	$10.39	$10.39		$10.31		$10.41	$11.17

Total Return	5.54%	7.23%		5.57%		(1.93%)	(3.15%)

Ratios/Supplemental data:

Net Assets, End of year (in thousands)	$122,042	$135,199		$141,736		$160,181	$214,792

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.05%	1.03	% (2)	1.04	% (3)	1.04%	1.02%

After Expense Reimbursement	1.03%	1.03%		1.04%		1.04%	1.02%

Ratio of Net Investment Income to Average Net Assets	4.01%	6.27%		6.37%		4.81%	2.50%

Portfolio Turnover Rate (4)(5)	254%	188%		257%		223%	182%

(1)	Computed using average shares outstanding throughout the period.
(2)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.03%.
(3)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 1.04%.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.
(5)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.

See accompanying Notes to Financial Statements.

TCW MetWest Unconstrained Bond Fund

Financial Highlights — Plan Class Shares

	Year Ended March 31,
	2026	2025	2024		2023	2022
Net Asset Value per Share, Beginning of year	$10.37	$10.30	$10.40		$11.15	$11.94

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.46	0.68	0.69		0.56	0.34
Net Realized and Unrealized Gain (Loss) on Investments	0.14	0.07	(0.10)		(0.74)	(0.66)

Total from Investment Operations	0.60	0.75	0.59		(0.18)	(0.32)

Less Distributions:
Distributions from Net Investment Income	(0.59)	(0.68)	(0.68)		(0.57)	(0.34)
Distributions from Net Realized Gain	—	—	—		—	(0.13)
Distributions from Return of Capital	—	—	(0.01)		—	—

Total Distributions	(0.59)	(0.68)	(0.69)		(0.57)	(0.47)

Net Asset Value per Share, End of year	$10.38	$10.37	$10.30		$10.40	$11.15

Total Return	5.92%	7.49%	5.93%		(1.50%)	(2.83%)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$361,172	$476,776	$397,728		$352,297	$120,524

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.68%	0.69%	0.70	% (2)	0.70%	0.69%

After Expense Reimbursement	0.68%	0.69%	0.70%		0.70%	0.69%

Ratio of Net Investment Income to Average Net Assets	4.37%	6.60%	6.73%		5.41%	2.87%

Portfolio Turnover Rate (3)(4)	254%	188%	257%		223%	182%

(1)	Computed using average shares outstanding throughout the period.
(2)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.
(3)	The portfolio turnover rate includes mortgage dollar roll transactions and taxable corporate actions.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Metropolitan West Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of TCW Metropolitan West Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TCW Metropolitan West Funds comprising of the TCW MetWest Sustainable Securitized Fund, TCW MetWest High Yield Bond Fund, TCW MetWest Investment Grade Credit Fund, TCW MetWest Low Duration Bond Fund, TCW MetWest Strategic Income Fund, TCW MetWest Ultra Short Bond Fund, and TCW MetWest Unconstrained Bond Fund and the consolidated statement of assets and liabilities of TCW MetWest Total Return Bond Fund (the “Funds”), including the schedules of investments of TCW MetWest Sustainable Securitized Fund, TCW MetWest High Yield Bond Fund, TCW MetWest Investment Grade Credit Fund, TCW MetWest Low Duration Bond Fund, TCW MetWest Strategic Income Fund, TCW MetWest Ultra Short Bond Fund, and TCW MetWest Unconstrained Bond Fund and the consolidated schedule of investments of TCW MetWest Total Return Bond Fund, as of March 31, 2026, the related statements of operations for TCW MetWest Sustainable Securitized Fund, TCW MetWest High Yield Bond Fund, TCW MetWest Investment Grade Credit Fund, TCW MetWest Low Duration Bond Fund, TCW MetWest Strategic Income Fund, TCW MetWest Ultra Short Bond Fund, and TCW MetWest Unconstrained Bond Fund and the consolidated statement of operations for TCW MetWest Total Return Bond Fund for the year then ended, the statements of changes in net assets for TCW MetWest Sustainable Securitized Fund, TCW MetWest High Yield Bond Fund, TCW MetWest Investment Grade Credit Fund, TCW MetWest Low Duration Bond Fund, TCW MetWest Strategic Income Fund, TCW MetWest Ultra Short Bond Fund, and TCW MetWest Unconstrained Bond Fund and the consolidated statement of changes in net assets for TCW MetWest Total Return Bond Fund for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for the Funds, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting TCW Metropolitan West Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal

TCW Metropolitan West Funds

control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Los Angeles, California

May 29, 2026

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

TCW Metropolitan West Funds

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Trust uses to determine how to vote proxies are available without charge. The Board has delegated the Trust’s proxy voting authority to the Adviser.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Adviser are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Trust receives a request for a description of the Adviser’s proxy voting guidelines, it will deliver the description that is disclosed in the Trust’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Adviser, on behalf of the Trust, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Trust’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Trust’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Trust receives a request for the Trust’s proxy voting record, it will send the information disclosed in the Trust’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Trust also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Resources/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW MetWest Funds

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Trustees

Patrick C. Haden

Martin Luther King III

Richard M. Villa

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Adviser

Metropolitan West Asset Management, LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, MO 64121

Officers

Richard M. Villa

President, Principal Executive Officer, Treasurer, Principal Financial Officer, and Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

For Additional Information

Call 800 FUND TCW (800 386 3829)

or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; or (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	The certification required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) is filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act is filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Metropolitan West Funds

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer, Treasurer, and Principal Financial and Accounting Officer

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer, Treasurer, and Principal Financial and Accounting Officer

Date	June 5, 2026